UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 22.8%
AGL Energy Ltd.	12,544	$181,918
Amcor Ltd.	17,610	164,266
AMP Ltd.	30,111	51,935
APA Group	16,669	99,747
Aristocrat Leisure Ltd.	3,043	46,787
Australia & New Zealand Banking Group Ltd.	22,454	386,654
BHP Group Ltd.	49,303	1,188,099
Brambles Ltd.	15,293	109,278
CIMIC Group Ltd.	3,291	100,575
Cochlear Ltd.	318	38,857
Commonwealth Bank of Australia	13,841	705,373
Computershare Ltd.	3,261	39,464
Crown Resorts Ltd.	9,934	82,943
CSL Ltd.	1,937	252,493
Fortescue Metals Group Ltd.	69,007	203,554
Insurance Australia Group Ltd.	13,349	65,783
Macquarie Group Ltd.	2,130	162,923
National Australia Bank Ltd.	25,291	428,563
Newcrest Mining Ltd.	3,350	51,413
Qantas Airways Ltd.	17,960	73,208
QBE Insurance Group Ltd.	5,666	40,288
Ramsay Health Care Ltd.	1,786	72,587
REA Group Ltd.	839	43,697
Rio Tinto Ltd.	6,708	370,569
Sonic Healthcare Ltd.	5,195	80,862
South32 Ltd.	64,769	152,751
Suncorp Group Ltd.	8,506	75,631
Sydney Airport	39,861	188,858
Tabcorp Holdings Ltd.	28,799	86,978
Telstra Corp., Ltd.	185,947	373,084
Transurban Group	36,452	298,965
Treasury Wine Estates Ltd.	5,209	54,274
Wesfarmers Ltd.	17,509	397,154
Westpac Banking Corp.	29,929	527,593
Woodside Petroleum Ltd.	11,625	256,323
Woolworths Group Ltd.	13,997	289,901

Total Australia		7,743,348

China - 19.0%
AAC Technologies Holdings, Inc.	7,900	45,860
Agricultural Bank of China Ltd. Class H	234,900	102,909
Anhui Conch Cement Co., Ltd. Class H	15,000	72,803
ANTA Sports Products Ltd.	14,000	67,145
Bank of China Ltd. Class H	677,055	292,291
Bank of Communications Co., Ltd. Class H	205,955	160,727
Beijing Enterprises Holdings Ltd.	7,400	39,224
China CITIC Bank Corp., Ltd. Class H	109,800	66,755
China Construction Bank Corp. Class H	870,400	718,167
China Evergrande Group(a)	29,000	86,859
China Gas Holdings Ltd.	14,500	51,671
China Life Insurance Co., Ltd. Class H	30,396	64,602
China Merchants Bank Co., Ltd. Class H	24,204	88,724
China Mobile Ltd.	90,634	872,265
China Overseas Land & Investment Ltd.	25,565	87,836
China Pacific Insurance Group Co., Ltd. Class H	17,000	55,043
China Petroleum & Chemical Corp. Class H	917,161	654,835
China Resources Beer Holdings Co., Ltd.	4,300	15,021
China Resources Cement Holdings Ltd.	46,000	41,421
China Resources Land Ltd.	20,300	78,043
China Resources Power Holdings Co., Ltd.	54,418	104,675
China Shenhua Energy Co., Ltd. Class H	74,036	162,269
China Telecom Corp., Ltd. Class H	153,038	78,187
CITIC Ltd.	84,400	132,378
CNOOC Ltd.	253,061	391,097
Country Garden Holdings Co., Ltd.	66,000	80,336
CSPC Pharmaceutical Group Ltd.	23,300	33,629
ENN Energy Holdings Ltd.	5,100	45,239
Fosun International Ltd.	30,500	44,410
Geely Automobile Holdings Ltd.	48,800	86,015
Guangdong Investment Ltd.	47,500	91,853
Hengan International Group Co., Ltd.(a)	11,600	84,451
Industrial & Commercial Bank of China Ltd. Class H	602,270	430,009
Kunlun Energy Co., Ltd.	36,000	38,164
Lenovo Group Ltd.	136,000	91,890
PetroChina Co., Ltd. Class H	221,419	138,009
PICC Property & Casualty Co., Ltd. Class H	34,500	35,296
Ping An Insurance Group Co. of China Ltd. Class H	18,646	164,684
Shenzhou International Group Holdings Ltd.	7,000	79,349
Tencent Holdings Ltd.	6,700	268,707
Want Want China Holdings Ltd.	82,800	57,954
WH Group Ltd.(b)	173,500	133,626

Total China		6,434,428

Hong Kong - 9.8%
AIA Group Ltd.	28,925	240,138
Bank of East Asia Ltd. (The)	16,800	53,430
BOC Hong Kong Holdings Ltd.	57,389	213,302
Chow Tai Fook Jewellery Group Ltd.	33,600	28,024
CLP Holdings Ltd.	33,604	379,847
Galaxy Entertainment Group Ltd.	34,000	216,263
Hang Lung Properties Ltd.	35,000	66,698
Hang Seng Bank Ltd.	9,903	222,362
Henderson Land Development Co., Ltd.	26,523	132,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2018

Investments	Shares	Value
Hong Kong & China Gas Co., Ltd.	121,345	$251,079
Hong Kong Exchanges & Clearing Ltd.	5,800	167,866
MTR Corp., Ltd.	63,152	332,322
New World Development Co., Ltd.	68,857	91,113
Power Assets Holdings Ltd.	40,079	278,989
Sino Land Co., Ltd.	38,924	66,718
Sun Hung Kai Properties Ltd.	16,034	228,549
Swire Pacific Ltd. Class A	6,000	63,377
Swire Properties Ltd.	29,400	103,265
Techtronic Industries Co., Ltd.	12,000	63,760
Wharf Holdings Ltd. (The)	27,350	71,263
Wheelock & Co., Ltd.	10,000	57,157

Total Hong Kong		3,327,640

India - 5.9%
Asian Paints Ltd.	1,729	34,004
Bharat Petroleum Corp., Ltd.	24,840	129,065
Bharti Airtel Ltd.	11,043	49,430
Bharti Infratel Ltd.	19,577	72,627
Coal India Ltd.	36,017	124,201
HCL Technologies Ltd.	2,547	35,182
Hero MotoCorp Ltd.	1,491	66,296
Hindustan Unilever Ltd.	4,909	127,948
Indian Oil Corp., Ltd.	78,857	154,800
Infosys Ltd.	744	7,022
Infosys Ltd. ADR	34,970	332,914
ITC Ltd.	26,125	105,394
Larsen & Toubro Ltd. GDR Reg S	2,670	54,601
Mahindra & Mahindra Ltd.	3,389	39,021
Maruti Suzuki India Ltd.	693	74,104
NTPC Ltd.	25,205	53,811
Power Grid Corp. of India Ltd.	18,974	53,988
Reliance Industries Ltd. GDR(b)	3,586	114,214
Tata Consultancy Services Ltd.	4,986	135,197
Tech Mahindra Ltd.	4,780	49,512
Vedanta Ltd.	35,961	104,151
Vedanta Ltd. ADR	8,452	97,536

Total India		2,015,018

Indonesia - 2.0%
Astra International Tbk PT	211,761	121,122
Bank Central Asia Tbk PT	29,375	53,112
Bank Mandiri Persero Tbk PT	91,848	47,106
Bank Rakyat Indonesia Persero Tbk PT	312,300	79,487
Gudang Garam Tbk PT	9,300	54,083
Hanjaya Mandala Sampoerna Tbk PT	137,400	35,449
Telekomunikasi Indonesia Persero Tbk PT	895,500	233,527
Unilever Indonesia Tbk PT	8,635	27,262
United Tractors Tbk PT	16,000	30,431

Total Indonesia		681,579

Malaysia - 1.9%
CIMB Group Holdings Bhd	31,300	43,248
DiGi.Com Bhd	53,000	57,713
Genting Malaysia Bhd	30,940	22,611
Malayan Banking Bhd	52,194	119,986
MISC Bhd	31,400	50,909
Petronas Chemicals Group Bhd	35,508	79,823
Petronas Gas Bhd	12,400	57,612
Public Bank Bhd	14,490	86,817
Tenaga Nasional Bhd	37,300	122,754

Total Malaysia		641,473

Philippines - 0.2%
SM Investments Corp.	4,134	72,130

Singapore - 6.9%
CapitaLand Ltd.	35,300	80,545
DBS Group Holdings Ltd.	18,017	313,149
Genting Singapore Ltd.	162,100	115,956
Jardine Cycle & Carriage Ltd.	6,178	160,229
Keppel Corp., Ltd.	24,384	105,730
Oversea-Chinese Banking Corp., Ltd.	25,074	207,141
Singapore Airlines Ltd.	18,557	128,252
Singapore Technologies Engineering Ltd.	45,225	115,800
Singapore Telecommunications Ltd.	343,377	738,147
United Overseas Bank Ltd.	9,598	173,017
Wilmar International Ltd.	84,700	193,884

Total Singapore		2,331,850

South Korea - 13.4%
Hana Financial Group, Inc.	1,812	58,868
Hyundai Motor Co.	2,014	213,891
KB Financial Group, Inc.	2,335	97,309
Kia Motors Corp.	3,028	91,453
Korea Zinc Co., Ltd.	143	55,429
KT&G Corp.	2,038	185,389
LG Chem Ltd.	360	111,956
LG Corp.	1,146	71,792
LG Household & Health Care Ltd.	45	44,403
LG Uplus Corp.	2,151	34,025
Lotte Chemical Corp.	251	62,311
NCSoft Corp.	122	51,007
POSCO	1,011	220,177
S-Oil Corp.	712	62,343
Samsung C&T Corp.	623	58,905
Samsung Electronics Co., Ltd.	69,852	2,422,721
Samsung Fire & Marine Insurance Co., Ltd.	175	42,190
Samsung Life Insurance Co., Ltd.	376	27,497
Samsung SDS Co., Ltd.	152	27,790
Shinhan Financial Group Co., Ltd.	2,388	84,751
SK Holdings Co., Ltd.	256	59,652
SK Hynix, Inc.	3,248	176,110
SK Innovation Co., Ltd.	898	144,462
SK Telecom Co., Ltd.	375	90,574
SK Telecom Co., Ltd. ADR	1,955	52,394

Total South Korea		4,547,399

Taiwan - 16.1%
ASE Technology Holding Co., Ltd.*	46,526	88,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2018

Investments	Shares	Value
Asustek Computer, Inc.	16,000	$104,890
Catcher Technology Co., Ltd.	12,000	87,842
Cathay Financial Holding Co., Ltd.	64,614	98,801
China Steel Corp.	166,078	131,027
Chunghwa Telecom Co., Ltd.	68,436	251,595
CTBC Financial Holding Co., Ltd.	129,389	85,033
Delta Electronics, Inc.	32,415	136,570
Far EasTone Telecommunications Co., Ltd.	32,000	79,539
First Financial Holding Co., Ltd.	82,595	53,743
Formosa Chemicals & Fibre Corp.	86,685	296,123
Formosa Petrochemical Corp.	32,511	115,291
Formosa Plastics Corp.	88,444	290,622
Fubon Financial Holding Co., Ltd.	55,803	85,419
Hon Hai Precision Industry Co., Ltd.	131,625	303,187
Hua Nan Financial Holdings Co., Ltd.	8,000	4,555
Largan Precision Co., Ltd.	1,000	104,597
MediaTek, Inc.	20,000	149,331
Mega Financial Holding Co., Ltd.	115,827	97,788
Nan Ya Plastics Corp.	129,537	318,185
President Chain Store Corp.	15,000	151,771
Quanta Computer, Inc.	69,000	118,304
Taiwan Mobile Co., Ltd.	33,100	114,688
Taiwan Semiconductor Manufacturing Co., Ltd.	237,241	1,740,503
Uni-President Enterprises Corp.	142,346	323,250
United Microelectronics Corp.	231,000	84,548
Yageo Corp.	3,000	31,135

Total Taiwan		5,446,585

Thailand - 1.8%
Advanced Info Service PCL NVDR	13,100	69,403
Airports of Thailand PCL NVDR	25,640	50,595
Charoen Pokphand Foods PCL NVDR	58,300	44,047
CP ALL PCL	31,700	66,934
Indorama Ventures PCL NVDR	19,800	32,990
PTT Exploration & Production PCL	18,513	64,534
PTT Global Chemical PCL	37,594	82,266
PTT PCL NVDR	57,400	81,093
Siam Cement PCL (The) NVDR	5,371	71,921
Siam Commercial Bank PCL (The)	12,500	51,252

Total Thailand		615,035

TOTAL COMMON STOCKS (Cost: $33,013,307)		33,856,485

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c) (Cost: $36,140)	1,295	35,962

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $28,842)(e)	28,842	28,842

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $33,078,289)		33,921,289
Other Assets less Liabilities - (0.0)%		(10,972)

NET ASSETS - 100.0%		$33,910,317

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $190,848 and the total market value of the collateral held by the Fund was $200,493. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $171,651.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 99.9%

Airlines - 0.9%
Qantas Airways Ltd.	39,523	$161,102

Banks - 11.1%
Australia & New Zealand Banking Group Ltd.	25,340	436,351
Commonwealth Bank of Australia	10,191	519,359
National Australia Bank Ltd.	32,203	545,689
Westpac Banking Corp.	27,725	488,740

Total Banks		1,990,139

Beverages - 2.9%
Coca-Cola Amatil Ltd.	69,008	397,884
Treasury Wine Estates Ltd.	11,053	115,163

Total Beverages		513,047

Biotechnology - 0.5%
CSL Ltd.	664	86,554

Building Products - 0.3%
Reliance Worldwide Corp., Ltd.	15,712	49,223

Capital Markets - 3.3%
ASX Ltd.	6,159	259,896
Macquarie Group Ltd.	4,479	342,597

Total Capital Markets		602,493

Chemicals - 1.2%
Orica Ltd.	17,563	213,285

Commercial Services & Supplies - 3.2%
Brambles Ltd.	39,848	284,738
Downer EDI Ltd.	60,070	285,875

Total Commercial Services & Supplies		570,613

Construction & Engineering - 1.5%
CIMIC Group Ltd.	9,088	277,735

Construction Materials - 1.4%
Boral Ltd.	70,773	246,131

Containers & Packaging - 1.8%
Amcor Ltd.	34,227	319,269

Diversified Financial Services - 2.2%
AMP Ltd.	234,409	404,308

Diversified Telecommunication Services - 4.2%
SpeedCast International Ltd.	23,741	48,637
Telstra Corp., Ltd.	320,088	642,224
TPG Telecom Ltd.	14,763	66,932

Total Diversified Telecommunication Services		757,793

Electric Utilities - 1.7%
AusNet Services	283,490	310,342

Energy Equipment & Services - 0.2%
WorleyParsons Ltd.	4,358	35,037

Food & Staples Retailing - 2.9%
Metcash Ltd.	149,294	257,502
Woolworths Group Ltd.	12,598	260,926

Total Food & Staples Retailing		518,428

Food Products - 3.1%
Bega Cheese Ltd.(a)	21,874	75,919
Costa Group Holdings Ltd.	20,639	107,811
Freedom Foods Group Ltd.	11,925	39,038
GrainCorp Ltd. Class A	52,695	340,182

Total Food Products		562,950

Health Care Equipment & Supplies - 1.4%
Ansell Ltd.	9,573	148,536
Cochlear Ltd.	849	103,742

Total Health Care Equipment & Supplies		252,278

Health Care Providers & Services - 4.4%
Healius Ltd.	98,382	154,452
Healthscope Ltd.	142,958	224,432
Ramsay Health Care Ltd.	4,392	178,499
Sonic Healthcare Ltd.	15,533	241,778

Total Health Care Providers & Services		799,161

Hotels, Restaurants & Leisure - 6.9%
Aristocrat Leisure Ltd.	4,936	75,893
Corporate Travel Management Ltd.(a)	5,878	88,721
Crown Resorts Ltd.	38,354	320,234
Domino’s Pizza Enterprises Ltd.(a)	4,571	130,811
Flight Centre Travel Group Ltd.	4,445	134,309
Star Entertainment Group Ltd. (The)	67,699	217,330
Tabcorp Holdings Ltd.	91,911	277,586

Total Hotels, Restaurants & Leisure		1,244,884

Insurance - 5.1%
Insurance Australia Group Ltd.	57,683	284,261
QBE Insurance Group Ltd.	33,473	238,007
Suncorp Group Ltd.	43,627	387,910

Total Insurance		910,178

Interactive Media & Services - 1.8%
carsales.com Ltd.	22,288	172,598
Domain Holdings Australia Ltd.	43,213	67,841
REA Group Ltd.	1,450	75,519

Total Interactive Media & Services		315,958

IT Services - 1.8%
Computershare Ltd.	13,792	166,907
Link Administration Holdings Ltd.	31,952	152,286

Total IT Services		319,193

Metals & Mining - 11.3%
Alumina Ltd.	277,304	449,011
BHP Group Ltd.	13,438	323,828
BlueScope Steel Ltd.	3,996	30,832
Fortescue Metals Group Ltd.	186,393	549,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2018

Investments	Shares	Value
Newcrest Mining Ltd.	5,170	$79,345
Rio Tinto Ltd.	5,940	328,143
South32 Ltd.	112,888	266,235

Total Metals & Mining		2,027,208

Multi-Utilities - 2.0%
AGL Energy Ltd.	24,924	361,458

Multiline Retail - 3.9%
Harvey Norman Holdings Ltd.(a)	196,160	436,385
Wesfarmers Ltd.	11,666	264,619

Total Multiline Retail		701,004

Oil, Gas & Consumable Fuels - 5.8%
Beach Energy Ltd.	72,695	68,833
Caltex Australia Ltd.	15,420	276,603
Washington H Soul Pattinson & Co., Ltd.(a)	11,445	200,546
Whitehaven Coal Ltd.	71,222	216,606
Woodside Petroleum Ltd.	12,707	280,180

Total Oil, Gas & Consumable Fuels		1,042,768

Personal Products - 0.7%
Blackmores Ltd.(a)	1,544	132,611

Professional Services - 1.6%
ALS Ltd.	31,092	148,406
Seek Ltd.	11,611	138,306

Total Professional Services		286,712

Road & Rail - 2.4%
Aurizon Holdings Ltd.	140,798	424,241

Software - 4.2%
Altium Ltd.	5,865	89,598
IRESS Ltd.	22,580	176,767
MYOB Group Ltd.	111,035	262,647
Technology One Ltd.	51,354	222,704

Total Software		751,716

Specialty Retail - 3.2%
JB Hi-Fi Ltd.(a)	27,701	431,763
Premier Investments Ltd.	14,189	146,939

Total Specialty Retail		578,702

Trading Companies & Distributors - 1.0%
Reece Ltd.	9,015	63,148
Seven Group Holdings Ltd.(a)	11,209	111,896

Total Trading Companies & Distributors		175,044

TOTAL COMMON STOCKS (Cost: $21,520,615)		17,941,565

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%

United States - 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $1,015,777)(c)	1,015,777	1,015,777

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $22,536,392)		18,957,342
Other Assets less Liabilities - (5.6)%		(1,004,553)

NET ASSETS - 100.0%		$17,952,789

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,388,547 and the total market value of the collateral held by the Fund was $1,468,238. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $452,461.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 99.4%

Air Freight & Logistics - 1.0%
SF Holding Co., Ltd. Class A	70,400	$335,814
ZTO Express Cayman, Inc. ADR	63,527	1,005,633

Total Air Freight & Logistics		1,341,447

Auto Components - 1.5%
China First Capital Group Ltd.*	560,000	318,123
Fuyao Glass Industry Group Co., Ltd. Class A	135,067	448,144
Fuyao Glass Industry Group Co., Ltd. Class H(a)	80,400	257,105
Minth Group Ltd.	128,000	412,590
Xinyi Glass Holdings Ltd.	446,000	493,060

Total Auto Components		1,929,022

Automobiles - 2.6%
BYD Co., Ltd. Class A	80,997	601,664
BYD Co., Ltd. Class H(b)	121,500	774,745
Geely Automobile Holdings Ltd.	986,000	1,737,013
Great Wall Motor Co., Ltd. Class H(b)	516,000	295,762

Total Automobiles		3,409,184

Banks - 3.7%
China Minsheng Banking Corp., Ltd. Class A	3,383,936	2,824,177
China Minsheng Banking Corp., Ltd. Class H	1,206,100	831,427
Ping An Bank Co., Ltd. Class A	849,200	1,160,187

Total Banks		4,815,791

Biotechnology - 0.6%
3SBio, Inc.(a)	113,000	144,830
China Biologic Products Holdings, Inc.*(b)	4,161	315,861
Walvax Biotechnology Co., Ltd. Class A*	125,800	349,969

Total Biotechnology		810,660

Capital Markets - 1.1%
Changjiang Securities Co., Ltd. Class A	901,906	676,525
East Money Information Co., Ltd. Class A	469,960	828,250

Total Capital Markets		1,504,775

Chemicals - 0.6%
Tianqi Lithium Corp. Class A	90,120	384,858
Zhejiang Longsheng Group Co., Ltd. Class A	330,900	465,092

Total Chemicals		849,950

Communications Equipment - 0.3%
Hengtong Optic-electric Co., Ltd. Class A	144,980	360,037

Diversified Consumer Services - 2.2%
New Oriental Education & Technology Group, Inc. ADR*	22,326	1,223,688
TAL Education Group ADR*	63,898	1,704,799

Total Diversified Consumer Services		2,928,487

Electrical Equipment - 1.4%
Fangda Carbon New Material Co., Ltd. Class A	138,500	337,087
Fullshare Holdings Ltd.*(b)	1,375,000	315,953
Jiangsu Zhongtian Technology Co., Ltd. Class A	311,982	370,341
Luxshare Precision Industry Co., Ltd. Class A	250,495	512,979
TBEA Co., Ltd. Class A	280,975	277,877

Total Electrical Equipment		1,814,237

Electronic Equipment, Instruments & Components - 2.7%
AAC Technologies Holdings, Inc.	134,500	780,375
Chaozhou Three-Circle Group Co., Ltd. Class A	119,138	293,607
Dongxu Optoelectronic Technology Co., Ltd. Class A	482,000	315,918
Hollysys Automation Technologies Ltd.	11,036	193,240
Kingboard Holdings Ltd.	120,500	321,499
O-film Tech Co., Ltd. Class A	223,100	298,628
Sunny Optical Technology Group Co., Ltd.	125,900	1,118,618
Zhejiang Dahua Technology Co., Ltd. Class A	176,300	294,274

Total Electronic Equipment, Instruments & Components		3,616,159

Entertainment - 2.7%
Alibaba Pictures Group Ltd.*(b)	2,170,000	365,662
iQIYI, Inc. ADR*(b)	20,856	310,129
NetEase, Inc. ADR	12,364	2,910,115

Total Entertainment		3,585,906

Food & Staples Retailing - 0.6%
Sun Art Retail Group Ltd.	331,500	337,702
Yonghui Superstores Co., Ltd. Class A	393,646	451,228

Total Food & Staples Retailing		788,930

Food Products - 4.0%
Dali Foods Group Co., Ltd.(a)	405,500	299,720
Foshan Haitian Flavouring & Food Co., Ltd. Class A	55,963	560,796
Health & Happiness H&H International Holdings Ltd.*(b)	36,500	208,280
Henan Shuanghui Investment & Development Co., Ltd. Class A	106,300	365,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2018

Investments	Shares	Value
Tingyi Cayman Islands Holding Corp.	326,000	$435,308
Uni-President China Holdings Ltd.	259,000	224,831
Want Want China Holdings Ltd.	1,142,000	798,902
Wens Foodstuffs Group Co., Ltd. Class A	354,000	1,349,858
WH Group Ltd.(a)	1,387,500	1,068,064

Total Food Products		5,310,997

Gas Utilities - 0.9%
ENN Energy Holdings Ltd.	137,700	1,220,824

Health Care Equipment & Supplies - 0.5%
Lepu Medical Technology Beijing Co., Ltd. Class A	120,200	364,327
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	420,000	339,927

Total Health Care Equipment & Supplies		704,254

Health Care Providers & Services - 0.9%
Aier Eye Hospital Group Co., Ltd. Class A	131,800	504,878
Huadong Medicine Co., Ltd. Class A	75,600	291,358
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	163,900	356,891

Total Health Care Providers & Services		1,153,127

Hotels, Restaurants & Leisure - 2.2%
Huazhu Group Ltd. ADR	18,853	539,761
MGM China Holdings Ltd.(b)	124,000	208,000
Yum China Holdings, Inc.	62,882	2,108,434

Total Hotels, Restaurants & Leisure		2,856,195

Household Durables - 1.5%
Haier Electronics Group Co., Ltd.*	266,000	654,011
Qingdao Haier Co., Ltd. Class A	420,800	848,869
TCL Corp. Class A	1,423,600	508,006

Total Household Durables		2,010,886

Industrial Conglomerates - 0.5%
Fosun International Ltd.	409,500	595,944

Insurance - 8.4%
Fanhua, Inc. ADR(b)	9,968	218,797
Ping An Insurance Group Co. of China Ltd. Class A	720,594	5,888,012
Ping An Insurance Group Co. of China Ltd. Class H	564,000	4,978,726

Total Insurance		11,085,535

Interactive Media & Services - 21.8%
58.com, Inc. ADR*	16,159	875,979
Autohome, Inc. ADR(b)	10,571	826,969
Baidu, Inc. ADR*	50,574	8,021,037
Momo, Inc. ADR*	26,999	641,226
Tencent Holdings Ltd.	429,600	17,220,305
Weibo Corp. ADR*(b)	12,476	728,973
YY, Inc. ADR*	8,217	491,870

Total Interactive Media & Services		28,806,359

Internet & Direct Marketing Retail - 15.1%
Alibaba Group Holding Ltd. ADR*	108,088	14,815,622
Baozun, Inc. ADR*(b)	6,430	187,820
Ctrip.com International Ltd. ADR*	59,228	1,602,710
JD.com, Inc. ADR*	138,404	2,896,796
Vipshop Holdings Ltd. ADR*	73,668	402,227

Total Internet & Direct Marketing Retail		19,905,175

IT Services - 0.4%
Chinasoft International Ltd.*(b)	446,000	221,478
GDS Holdings Ltd. ADR*(b)	12,064	278,558

Total IT Services		500,036

Life Sciences Tools & Services - 0.6%
Genscript Biotech Corp.*(b)	176,000	237,259
Wuxi Biologics Cayman, Inc.*(a)	91,000	582,585

Total Life Sciences Tools & Services		819,844

Machinery - 2.1%
China Conch Venture Holdings Ltd.	324,363	964,793
Haitian International Holdings Ltd.	129,000	248,665
Han’s Laser Technology Industry Group Co., Ltd. Class A	102,000	451,042
Sany Heavy Industry Co., Ltd. Class A	560,400	680,737
Shenzhen Inovance Technology Co., Ltd. Class A	124,500	365,211

Total Machinery		2,710,448

Marine - 0.1%
SITC International Holdings Co., Ltd.	173,000	162,986

Media - 0.2%
China Literature Ltd.*(a)(b)	53,800	249,308

Metals & Mining - 0.6%
China Hongqiao Group Ltd.(b)	314,500	178,660
Jiangxi Ganfeng Lithium Co., Ltd. Class A	98,250	315,971
Zhejiang Huayou Cobalt Co., Ltd. Class A	65,600	287,693

Total Metals & Mining		782,324

Paper & Forest Products - 0.4%
Lee & Man Paper Manufacturing Ltd.	258,000	218,693
Nine Dragons Paper Holdings Ltd.	286,000	264,698

Total Paper & Forest Products		483,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2018

Investments	Shares	Value
Personal Products - 0.7%
Hengan International Group Co., Ltd.(b)	134,000	$975,049

Pharmaceuticals - 4.6%
China Medical System Holdings Ltd.	257,000	238,842
CSPC Pharmaceutical Group Ltd.	772,000	1,113,634
Jiangsu Hengrui Medicine Co., Ltd. Class A	194,526	1,494,567
Kangmei Pharmaceutical Co., Ltd. Class A	284,051	381,041
Luye Pharma Group Ltd.(a)(b)	303,107	210,882
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	117,300	397,566
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	93,500	274,528
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	99,360	298,846
Sino Biopharmaceutical Ltd.	1,130,500	744,676
SSY Group Ltd.	346,000	256,183
Tasly Pharmaceutical Group Co., Ltd. Class A	104,700	292,795
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	148,447	300,539

Total Pharmaceuticals		6,004,099

Professional Services - 0.2%
51job, Inc. ADR*	5,025	313,761

Real Estate Management & Development - 7.1%
Agile Group Holdings Ltd.	272,000	319,798
China Evergrande Group(b)	495,000	1,481,818
China Fortune Land Development Co., Ltd. Class A	121,900	451,863
CIFI Holdings Group Co., Ltd.	600,000	318,634
Country Garden Holdings Co., Ltd.	1,317,000	1,602,233
Future Land Development Holdings Ltd.	348,000	238,117
Gemdale Corp. Class A	305,800	428,477
Guangzhou R&F Properties Co., Ltd. Class H	181,600	274,482
Jiayuan International Group Ltd.(b)	174,000	321,636
KWG Group Holdings Ltd.*	269,500	238,418
Logan Property Holdings Co., Ltd.	254,000	318,090
Longfor Group Holdings Ltd.	276,500	825,958
Shimao Property Holdings Ltd.	219,500	585,636
Sunac China Holdings Ltd.(b)	388,000	1,263,045
Yuexiu Property Co., Ltd.	1,702,000	312,874
Zall Smart Commerce Group Ltd.*(b)	676,000	366,760
Zhongtian Financial Group Co., Ltd. Class A†	73,650	59,835

Total Real Estate Management & Development		9,407,674

Semiconductors & Semiconductor Equipment - 0.7%
Hanergy Thin Film Power Group Ltd.*†	502,000	0
LONGi Green Energy Technology Co., Ltd. Class A	207,071	525,994
Sanan Optoelectronics Co., Ltd. Class A	256,240	422,109

Total Semiconductors & Semiconductor Equipment		948,103

Software - 1.6%
Hundsun Technologies, Inc. Class A	56,300	426,246
Iflytek Co., Ltd. Class A	193,500	694,443
Kingdee International Software Group Co., Ltd.(b)	359,000	317,137
Kingsoft Corp., Ltd.	194,000	279,356
Yonyou Network Technology Co., Ltd. Class A	131,000	406,412

Total Software		2,123,594

Specialty Retail - 0.8%
China Yongda Automobiles Services Holdings Ltd.(b)	257,000	156,166
GOME Retail Holdings Ltd.*(b)	1,654,000	137,245
Suning.com Co., Ltd. Class A	364,600	523,080
Zhongsheng Group Holdings Ltd.	107,000	211,993

Total Specialty Retail		1,028,484

Technology Hardware, Storage & Peripherals - 0.5%
Focus Media Information Technology Co., Ltd. Class A	815,024	622,038
Meitu, Inc.*(a)	296,500	82,893

Total Technology Hardware, Storage & Peripherals		704,931

Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd.	162,000	776,555
Li Ning Co., Ltd.*	315,500	338,318
Shenzhou International Group Holdings Ltd.	129,000	1,461,521

Total Textiles, Apparel & Luxury Goods		2,576,394

Total China		131,194,307

Hong Kong - 0.3%

Oil, Gas & Consumable Fuels - 0.2%
United Energy Group Ltd.	1,364,000	212,433

Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd.	254,000	211,735

Total Hong Kong		424,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2018

Investments	Shares	Value
Singapore - 0.2%

Entertainment - 0.2%
IGG, Inc.	155,000	$212,512

TOTAL COMMON STOCKS (Cost: $163,150,136)		131,830,987

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $1,699,065)(d)	1,699,065	1,699,065

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $164,849,201)		133,530,052
Other Assets less Liabilities - (1.2)%		(1,571,124)

NET ASSETS - 100.0%		$131,958,928

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $59,835, which represents 0.05% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,476,244 and the total market value of the collateral held by the Fund was $9,934,320. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,235,255.

ADR	-	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	19,603	USD	153,507	HKD	$7	$—

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.0%
MercadoLibre, Inc.*	863	$252,730

Brazil - 5.1%
Cia Brasileira de Distribuicao (Preference Shares)	6,642	138,778
Fibria Celulose S.A.	5,234	91,290
Hypera S.A.	14,376	112,018
Lojas Renner S.A.	16,407	179,490
Magazine Luiza S.A.	3,283	153,378
Porto Seguro S.A.	7,657	103,029
Raia Drogasil S.A.	7,109	104,826
Sul America S.A.	16,253	119,934
Telefonica Brasil S.A. (Preference Shares)	11,798	140,727
TIM Participacoes S.A.	43,052	131,630

Total Brazil		1,275,100

Chile - 1.3%
Cia Cervecerias Unidas S.A.	15,637	200,883
Embotelladora Andina S.A. Class B, (Preference Shares)	34,135	127,618

Total Chile		328,501

China - 28.3%
3SBio, Inc.(a)	42,000	53,859
58.com, Inc. ADR*	1,133	61,420
Alibaba Group Holding Ltd. ADR*	3,128	428,755
Alibaba Health Information Technology Ltd.*(b)	74,000	60,018
Anhui Conch Cement Co., Ltd. Class H	13,000	63,096
ANTA Sports Products Ltd.	21,289	102,103
Autohome, Inc. ADR(b)	1,490	116,563
BAIC Motor Corp., Ltd. Class H(a)	114,787	60,550
Baidu, Inc. ADR*	932	147,815
Baozun, Inc. ADR*(b)	1,617	47,233
Brilliance China Automotive Holdings Ltd.	76,000	56,592
BYD Electronic International Co., Ltd.(b)	55,000	69,125
China Communications Services Corp., Ltd. Class H	74,000	61,246
China Evergrande Group(b)	27,000	80,869
China International Travel Service Corp., Ltd. Class A	7,200	63,131
China Jinmao Holdings Group Ltd.	146,000	65,640
China Longyuan Power Group Corp., Ltd. Class H	93,000	63,312
China Medical System Holdings Ltd.	54,000	50,211
China Mengniu Dairy Co., Ltd.*	32,000	99,727
China Merchants Bank Co., Ltd. Class H	21,500	78,812
China Mobile Ltd.	18,500	178,045
China Resources Beer Holdings Co., Ltd.	22,000	76,852
China Resources Gas Group Ltd.	18,000	71,270
China Resources Land Ltd.	22,000	84,579
China Taiping Insurance Holdings Co., Ltd.	19,600	53,823
China Telecom Corp., Ltd. Class H	146,000	74,591
China Traditional Chinese Medicine Holdings Co., Ltd.	84,000	48,924
China Unicom Hong Kong Ltd.	74,000	79,016
Chong Sing Holdings FinTech Group*(b)	1,200,000	15,174
Country Garden Holdings Co., Ltd.	67,000	81,553
CSPC Pharmaceutical Group Ltd.	40,000	57,731
Ctrip.com International Ltd. ADR*	2,928	79,232
Dali Foods Group Co., Ltd.(a)	82,500	61,011
Dongfeng Motor Group Co., Ltd. Class H	66,000	59,852
ENN Energy Holdings Ltd.	8,200	72,738
Focus Media Information Technology Co., Ltd. Class A	39,500	30,147
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,900	59,123
Fuyao Glass Industry Group Co., Ltd. Class A	6,200	20,571
Fuyao Glass Industry Group Co., Ltd. Class H(a)	28,800	92,146
Geely Automobile Holdings Ltd.	52,876	93,199
Gree Electric Appliances, Inc. of Zhuhai Class A*	8,700	45,225
Greentown China Holdings Ltd.	79,500	59,706
Guangzhou Automobile Group Co., Ltd. Class H	72,000	71,822
Guangzhou R&F Properties Co., Ltd. Class H	38,800	58,676
Haier Electronics Group Co., Ltd.*	36,000	88,559
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	19,100	71,663
Henan Shuanghui Investment & Development Co., Ltd. Class A	12,100	41,575
Hengan International Group Co., Ltd.(b)	7,500	54,602
HengTen Networks Group Ltd.*(b)	1,544,000	46,935
Huaneng Renewables Corp., Ltd. Class H	228,000	61,155
Huayu Automotive Systems Co., Ltd. Class A	13,600	36,448
Huazhu Group Ltd. ADR	2,265	64,847
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,700	51,046
Kingboard Holdings Ltd.	24,000	64,067
Kingboard Laminates Holdings Ltd.	67,500	55,694
Kingdee International Software Group Co., Ltd.(b)	86,000	76,011
Kweichow Moutai Co., Ltd. Class A	1,100	94,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2018

Investments	Shares	Value
Legend Holdings Corp. Class H(a)	21,300	$55,771
Logan Property Holdings Co., Ltd.	66,126	82,854
Longfor Group Holdings Ltd.	28,410	84,911
LONGi Green Energy Technology Co., Ltd. Class A	21,200	53,851
Luzhou Laojiao Co., Ltd. Class A	6,100	36,125
Momo, Inc. ADR*	2,710	64,363
NetEase, Inc. ADR	383	90,147
Nexteer Automotive Group Ltd.	49,000	69,845
Ninestar Corp. Class A	12,551	41,899
Ping An Insurance Group Co. of China Ltd. Class A	8,200	67,003
Ping An Insurance Group Co. of China Ltd. Class H	18,129	160,118
Qingdao Haier Co., Ltd. Class A	20,100	40,547
RiseSun Real Estate Development Co., Ltd. Class A	34,100	39,485
Sanan Optoelectronics Co., Ltd. Class A	20,700	34,100
Shanghai 2345 Network Holding Group Co., Ltd. Class A	71,000	38,159
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	8,100	41,351
Shenzhou International Group Holdings Ltd.	11,000	124,691
SSY Group Ltd.	80,000	59,264
Sun Art Retail Group Ltd.	68,500	69,818
Sunac China Holdings Ltd.(b)	28,000	91,195
Suning.com Co., Ltd. Class A	33,100	47,488
Sunny Optical Technology Group Co., Ltd.	6,900	61,338
TAL Education Group ADR*	3,315	88,444
Tencent Holdings Ltd.	15,400	617,625
Tianma Microelectronics Co., Ltd. Class A	22,600	32,292
Tingyi Cayman Islands Holding Corp.	54,000	72,144
TravelSky Technology Ltd. Class H	29,000	74,265
Uni-President China Holdings Ltd.	62,000	53,849
Weibo Corp. ADR*(b)	1,391	81,276
Weifu High-Technology Group Co., Ltd. Class A	14,300	36,783
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	24,800	34,099
Wuliangye Yibin Co., Ltd. Class A	7,300	54,098
Yonyou Network Technology Co., Ltd. Class A	13,600	42,192
Yuzhou Properties Co., Ltd.	162,000	66,833
Zhongsheng Group Holdings Ltd.	37,500	74,336

Total China		7,044,773

Hungary - 0.5%
Richter Gedeon Nyrt	6,302	121,940

India - 12.8%
Axis Bank Ltd.*	16,274	144,500
Bajaj Auto Ltd.	3,840	149,615
Britannia Industries Ltd.	3,266	145,741
Cadila Healthcare Ltd.	20,884	104,233
Cipla Ltd.	13,412	99,800
Dabur India Ltd.	24,308	149,943
Eicher Motors Ltd.	511	169,504
GAIL India Ltd.	27,812	143,532
Godrej Consumer Products Ltd.	16,592	192,656
Hindustan Unilever Ltd.	8,211	214,010
ICICI Bank Ltd.	27,402	141,357
ITC Ltd.	36,433	146,979
JSW Steel Ltd.	25,906	113,825
Mahindra & Mahindra Ltd.	19,000	218,766
Marico Ltd.	29,614	158,388
Maruti Suzuki India Ltd.	1,629	174,193
Nestle India Ltd.	1,298	206,089
Page Industries Ltd.	462	167,018
Tech Mahindra Ltd.	15,445	159,981
Titan Co., Ltd.	14,051	187,373

Total India		3,187,503

Indonesia - 2.2%
Charoen Pokphand Indonesia Tbk PT	453,200	227,703
Gudang Garam Tbk PT	25,853	150,345
Indofood CBP Sukses Makmur Tbk PT	214,200	155,660
Tiga Pilar Sejahtera Food Tbk PT*†	538,700	3,147

Total Indonesia		536,855

Malaysia - 4.1%
Astro Malaysia Holdings Bhd	341,900	107,555
CIMB Group Holdings Bhd	103,900	143,562
DiGi.Com Bhd	128,600	140,036
FGV Holdings Bhd*	365,800	63,290
Genting Malaysia Bhd	117,100	85,576
Hong Leong Financial Group Bhd	26,100	117,221
IOI Corp. Bhd	114,800	123,620
Maxis Bhd	99,400	128,685
My EG Services Bhd	465,700	109,875

Total Malaysia		1,019,420

Mexico - 4.6%
Alsea S.A.B. de C.V.	55,788	144,897
Arca Continental S.A.B. de C.V.	21,332	118,901
El Puerto de Liverpool S.A.B. de C.V. Class C1	17,816	114,140
Fomento Economico Mexicano S.A.B. de C.V.	23,360	200,141
Gruma S.A.B. de C.V. Class B	10,701	121,009
Grupo Bimbo S.A.B. de C.V. Series A	67,509	134,204
Grupo Financiero Banorte S.A.B. de C.V. Class O	27,581	134,139
Wal-Mart de Mexico S.A.B. de C.V.	67,305	170,777

Total Mexico		1,138,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2018

Investments	Shares	Value
Philippines - 2.9%
Ayala Land, Inc.	214,900	$165,921
Globe Telecom, Inc.	3,620	130,798
Jollibee Foods Corp.	31,650	175,629
Megaworld Corp.	1,408,000	127,184
Universal Robina Corp.	46,250	111,700

Total Philippines		711,232

Poland - 1.0%
Alior Bank S.A.*	7,303	103,322
LPP S.A.	69	144,180

Total Poland		247,502

Russia - 1.7%
Mobile TeleSystems PJSC ADR	16,394	114,758
Tatneft PJSC ADR	2,675	168,525
X5 Retail Group N.V. GDR Reg S	6,112	151,455

Total Russia		434,738

South Africa - 6.3%
Capitec Bank Holdings Ltd.	1,856	144,248
Clicks Group Ltd.	10,784	143,524
Foschini Group Ltd. (The)	11,287	130,438
Naspers Ltd. Class N	2,740	550,909
Pick n Pay Stores Ltd.	31,224	147,101
SPAR Group Ltd. (The)	11,106	160,201
Tiger Brands Ltd.	7,469	142,153
Truworths International Ltd.	23,368	143,116

Total South Africa		1,561,690

South Korea - 10.8%
Celltrion, Inc.*	548	109,276
Cheil Worldwide, Inc.	4,753	95,844
CJ CheilJedang Corp.	348	103,078
CJ ENM Co., Ltd.	390	70,569
Coway Co., Ltd.	1,179	78,297
E-Mart, Inc.	476	77,854
Hotel Shilla Co., Ltd.	1,679	115,113
Industrial Bank of Korea	6,452	81,243
Kakao Corp.	984	90,833
KB Financial Group, Inc.	2,565	106,894
KT Corp. ADR	5,125	72,877
LG Electronics, Inc.	1,415	79,006
LG Household & Health Care Ltd.	111	109,528
LG Household & Health Care Ltd. (Preference Shares)	126	74,078
LG Uplus Corp.	5,261	83,220
NAVER Corp.	1,042	113,931
NCSoft Corp.	356	148,838
Samsung Electro-Mechanics Co., Ltd.	787	73,001
Samsung Electronics Co., Ltd.	15,988	554,522
Samsung SDS Co., Ltd.	573	104,761
Shinsegae, Inc.	323	74,106
SK Hynix, Inc.	3,200	173,508
SK Telecom Co., Ltd.	392	94,680

Total South Korea		2,685,057

Taiwan - 11.5%
Acer, Inc.*	100,000	63,279
Advantech Co., Ltd.	12,000	82,181
Chailease Holding Co., Ltd.	27,000	85,119
Chicony Electronics Co., Ltd.	38,000	77,392
China Development Financial Holding Corp.	215,000	67,990
China Life Insurance Co., Ltd.	69,000	62,519
Giant Manufacturing Co., Ltd.	14,000	65,816
Globalwafers Co., Ltd.	12,000	109,510
Macronix International	113,000	67,461
Micro-Star International Co., Ltd.	38,000	94,453
Nanya Technology Corp.	50,000	89,469
Novatek Microelectronics Corp.	12,000	55,438
Pou Chen Corp.	70,000	74,243
President Chain Store Corp.	11,000	111,299
Realtek Semiconductor Corp.	21,000	97,700
Ruentex Development Co., Ltd.	53,680	78,153
Ruentex Industries Ltd.	33,000	84,387
Standard Foods Corp.	37,000	59,827
Synnex Technology International Corp.	64,000	75,791
Taiwan Cement Corp.	59,000	68,334
Taiwan Mobile Co., Ltd.	20,000	69,298
Taiwan Semiconductor Manufacturing Co., Ltd.	69,000	506,214
Uni-President Enterprises Corp.	43,000	97,648
United Microelectronics Corp.	178,000	65,149
Vanguard International Semiconductor Corp.	37,000	71,624
Walsin Technology Corp.	19,000	95,195
Winbond Electronics Corp.	188,000	82,877
Wistron Corp.	109,000	67,733
WPG Holdings Ltd.	60,000	72,128
Yageo Corp.	9,000	93,405
Yuanta Financial Holding Co., Ltd.	142,000	71,376

Total Taiwan		2,863,008

Thailand - 4.9%
Advanced Info Service PCL NVDR	26,000	137,746
Berli Jucker PCL NVDR	73,700	114,873
Central Pattana PCL NVDR	65,400	150,143
CP ALL PCL NVDR	90,300	190,667
Electricity Generating PCL NVDR	19,000	144,718
Home Product Center PCL NVDR	356,700	166,518
Robinson PCL NVDR	65,400	127,546
True Corp. PCL NVDR	1,086,400	173,504

Total Thailand		1,205,715

Turkey - 0.9%
BIM Birlesik Magazalar AS	5,432	88,833
Ford Otomotiv Sanayi AS	6,978	65,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2018

Investments	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	21,671	$68,844

Total Turkey		223,261

TOTAL COMMON STOCKS (Cost: $24,529,213)		24,837,233

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 1/2/23*	10,400	214

South Africa - 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19*	182	26

TOTAL WARRANTS (Cost: $0)		240

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $194,107)(d)	194,107	194,107

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $24,723,320)		25,031,580
Other Assets less Liabilities - (0.7)%		(172,389)

NET ASSETS - 100.0%		$24,859,191

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,147, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $659,905 and the total market value of the collateral held by the Fund was $714,242. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $520,135.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/3/2019	2,017	USD	8,360	MYR	$—	$(7)
UBS AG	1/2/2019	1,412	USD	9,700	CNY	—	—

						$—	$(7)

CURRENCY LEGEND

CNY	Chinese yuan
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Brazil - 4.7%
Ambev S.A.	334,696	$1,328,162
B2W Cia Digital*	10,406	112,820
B3 S.A. - Brasil Bolsa Balcao	150,542	1,041,355
Banco Bradesco S.A.	63,176	551,766
Banco Santander Brasil S.A.	25,343	279,210
BR Malls Participacoes S.A.	48,651	164,063
BRF S.A.*	56,223	318,124
CCR S.A.	69,285	200,217
Cia Siderurgica Nacional S.A.*	38,947	88,832
Cosan S.A.	16,143	139,365
CVC Brasil Operadora e Agencia de Viagens S.A.	11,840	186,898
Embraer S.A.	52,121	291,552
Energisa S.A.	14,600	139,756
Engie Brasil Energia S.A.	23,320	198,678
Equatorial Energia S.A.	7,904	152,054
Estacio Participacoes S.A.	23,800	145,904
Hypera S.A.	25,963	202,305
Itau Unibanco Holding S.A.	41,530	321,996
Itausa - Investimentos Itau S.A.	50,209	172,297
Klabin S.A.	54,292	222,449
Kroton Educacional S.A.	108,458	248,216
Localiza Rent a Car S.A.	33,947	260,575
Lojas Renner S.A.	44,213	483,682
M. Dias Branco S.A.	6,440	71,117
Magazine Luiza S.A.	4,750	221,914
Multiplan Empreendimentos Imobiliarios S.A.	14,500	90,949
Natura Cosmeticos S.A.	12,633	146,677
Oi S.A.*	134,129	43,259
Pagseguro Digital Ltd. Class A*	13,991	262,052
Porto Seguro S.A.	7,830	105,356
Raia Drogasil S.A.	18,394	271,229
Rumo S.A.*	79,425	348,378
Sul America S.A.	20,639	152,300
Suzano Papel e Celulose S.A.	42,713	419,664
TIM Participacoes S.A.	55,783	170,555
Transmissora Alianca de Energia Eletrica S.A.	31,940	194,487
Ultrapar Participacoes S.A.	37,623	516,428
WEG S.A.	55,788	252,473

Total Brazil		10,517,114

Chile - 1.2%
Aguas Andinas S.A. Class A	192,681	105,980
AntarChile S.A.	8,253	108,321
Banco de Chile	1,722,477	246,136
Banco de Credito e Inversiones S.A.	2,917	189,500
Banco Santander Chile	3,753,781	279,586
Cencosud S.A.	66,998	121,291
Colbun S.A.	626,557	125,817
Empresas CMPC S.A.	58,701	186,600
Empresas COPEC S.A.	22,336	268,026
Enel Americas S.A.	1,244,849	219,750
Enel Chile S.A.	1,892,687	182,642
Itau CorpBanca	6,833,357	63,794
Latam Airlines Group S.A.	13,064	130,531
S.A.C.I. Falabella	33,336	244,477
Sociedad Matriz del Banco de Chile S.A. Class B	156,781	71,554

Total Chile		2,544,005

China - 32.6%
51job, Inc. ADR*	2,462	153,727
58.com, Inc. ADR*	6,937	376,055
AAC Technologies Holdings, Inc.	52,000	301,864
Agile Group Holdings Ltd.	162,000	190,568
Aier Eye Hospital Group Co., Ltd. Class A	49,800	190,766
Alibaba Group Holding Ltd. ADR*	99,360	13,619,275
Alibaba Pictures Group Ltd.*(a)	940,000	158,481
ANTA Sports Products Ltd.	77,000	369,296
Autohome, Inc. ADR(a)	4,686	366,586
Baidu, Inc. ADR*	22,150	3,512,990
Baozun, Inc. ADR*(a)	3,409	99,577
BYD Co., Ltd. Class A	24,300	180,506
BYD Co., Ltd. Class H(a)	46,000	293,473
Chaozhou Three-Circle Group Co., Ltd. Class A	35,200	86,748
China Biologic Products Holdings, Inc.*(a)	2,186	165,939
China Conch Venture Holdings Ltd.	165,900	493,715
China Evergrande Group(a)	243,000	727,819
China First Capital Group Ltd.*	226,000	128,453
China Fortune Land Development Co., Ltd. Class A	41,864	155,183
China Hongqiao Group Ltd.(a)	168,000	95,487
China Literature Ltd.*(a)(b)	20,200	93,655
China Medical System Holdings Ltd.	110,000	102,282
China Minsheng Banking Corp., Ltd. Class A	1,072,093	894,751
China Minsheng Banking Corp., Ltd. Class H	531,500	366,582
China Yongda Automobiles Services Holdings Ltd.	132,000	80,252
CIFI Holdings Group Co., Ltd.	340,000	180,654
Country Garden Holdings Co., Ltd.	620,000	754,673
CSPC Pharmaceutical Group Ltd.	350,000	505,150
Ctrip.com International Ltd. ADR*	25,365	686,377
Dali Foods Group Co., Ltd.(b)	128,000	94,659
Dongxu Optoelectronic Technology Co., Ltd. Class A	139,500	91,433
East Money Information Co., Ltd. Class A	104,560	184,275
ENN Energy Holdings Ltd.	59,500	527,793
Fangda Carbon New Material Co., Ltd. Class A	43,800	106,602
Focus Media Information Technology Co., Ltd. Class A	224,400	171,265
Foshan Haitian Flavouring & Food Co., Ltd. Class A	16,500	165,344
Fosun International Ltd.	218,500	318,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
Fullshare Holdings Ltd.*(a)	597,500	$137,368
Fuyao Glass Industry Group Co., Ltd. Class A	41,800	138,690
Fuyao Glass Industry Group Co., Ltd. Class H(b)	34,800	111,343
GDS Holdings Ltd. ADR*(a)	4,967	114,688
Geely Automobile Holdings Ltd.	422,000	743,817
Gemdale Corp. Class A	102,700	143,900
Genscript Biotech Corp.*(a)	46,000	62,043
GOME Retail Holdings Ltd.*(a)	1,051,000	87,255
Great Wall Motor Co., Ltd. Class H(a)	249,000	142,797
Guangzhou R&F Properties Co., Ltd. Class H	114,000	172,397
Haier Electronics Group Co., Ltd.*	97,000	238,617
Haitian International Holdings Ltd.	70,000	135,005
Han’s Laser Technology Industry Group Co., Ltd. Class A	27,376	121,056
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Henan Shuanghui Investment & Development Co., Ltd. Class A	42,700	146,714
Hengan International Group Co., Ltd.	55,500	404,056
Hengtong Optic-electric Co., Ltd. Class A	42,560	105,692
Hollysys Automation Technologies Ltd.	5,291	92,645
Huadong Medicine Co., Ltd. Class A	25,600	98,661
Huazhu Group Ltd. ADR	7,766	222,341
Hundsun Technologies, Inc. Class A	15,800	119,621
Iflytek Co., Ltd. Class A	59,250	212,640
iQIYI, Inc. ADR*(a)	9,024	134,187
JD.com, Inc. ADR*	59,730	1,250,149
Jiangsu Hengrui Medicine Co., Ltd. Class A	57,639	442,847
Jiayuan International Group Ltd.	46,000	85,075
Kangmei Pharmaceutical Co., Ltd. Class A	87,700	117,645
Kingboard Holdings Ltd.	56,500	150,823
Kingdee International Software Group Co., Ltd.	160,000	141,417
Kingsoft Corp., Ltd.	93,000	133,988
KWG Group Holdings Ltd.*	142,500	126,131
Lee & Man Paper Manufacturing Ltd.	112,000	94,986
Lepu Medical Technology Beijing Co., Ltd. Class A	33,900	102,751
Li Ning Co., Ltd.*	130,500	140,012
Logan Property Holdings Co., Ltd.	146,000	182,935
Longfor Group Holdings Ltd.	150,500	449,807
LONGi Green Energy Technology Co., Ltd. Class A	57,993	147,312
Luxshare Precision Industry Co., Ltd. Class A	67,930	139,111
Luye Pharma Group Ltd.(a)(b)	139,500	97,106
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	49,300	107,350
Minth Group Ltd.	46,000	148,352
Momo, Inc. ADR*	11,832	281,010
NetEase, Inc. ADR	5,412	1,273,822
New Oriental Education & Technology Group, Inc. ADR*	9,319	510,774
Nine Dragons Paper Holdings Ltd.	166,000	153,716
O-film Tech Co., Ltd. Class A	70,700	94,635
Ping An Bank Co., Ltd. Class A	260,600	356,035
Ping An Insurance Group Co. of China Ltd. Class A	337,100	2,754,462
Ping An Insurance Group Co. of China Ltd. Class H	419,000	3,700,671
Qingdao Haier Co., Ltd. Class A	119,500	241,064
Sanan Optoelectronics Co., Ltd. Class A	79,700	131,291
Sany Heavy Industry Co., Ltd. Class A	170,300	206,869
SF Holding Co., Ltd. Class A	18,900	90,155
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	248,000	200,824
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	59,000	199,969
Shenzhen Inovance Technology Co., Ltd. Class A	34,400	100,910
Shenzhou International Group Holdings Ltd.	63,000	714,140
Shimao Property Holdings Ltd.	99,000	264,275
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	32,200	96,848
Sino Biopharmaceutical Ltd.	517,000	340,733
SSY Group Ltd.	158,000	117,047
Sun Art Retail Group Ltd.	166,500	169,704
Sunac China Holdings Ltd.(a)	178,000	579,742
Suning.com Co., Ltd. Class A	105,100	150,784
Sunny Optical Technology Group Co., Ltd.	59,700	530,711
TAL Education Group ADR*	27,305	728,497
Tasly Pharmaceutical Group Co., Ltd. Class A	34,409	96,225
TBEA Co., Ltd. Class A	160,551	158,781
TCL Corp. Class A	497,400	177,495
Tencent Holdings Ltd.	440,900	17,682,515
Tianqi Lithium Corp. Class A	23,865	101,916
Tingyi Cayman Islands Holding Corp.	160,000	213,760
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	41,730	84,485
Uni-President China Holdings Ltd.	121,000	105,092
Vipshop Holdings Ltd. ADR*	33,147	180,983
Walvax Biotechnology Co., Ltd. Class A*	34,000	94,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
Want Want China Holdings Ltd.	519,000	$363,264
Weibo Corp. ADR*	6,582	384,586
Wens Foodstuffs Group Co., Ltd. Class A	101,400	386,654
WH Group Ltd.(b)	661,500	509,473
Wuxi Biologics Cayman, Inc.*(b)	44,000	281,837
Xinyi Glass Holdings Ltd.	196,000	216,794
Yonghui Superstores Co., Ltd. Class A	114,100	130,790
Yonyou Network Technology Co., Ltd. Class A	35,800	111,065
Yuexiu Property Co., Ltd.	1,068,000	196,430
Yum China Holdings, Inc.	27,789	931,765
YY, Inc. ADR*	3,759	225,014
Zall Smart Commerce Group Ltd.*(a)	330,000	179,134
Zhejiang Dahua Technology Co., Ltd. Class A	49,800	83,124
Zhejiang Longsheng Group Co., Ltd. Class A	101,900	143,224
Zhongsheng Group Holdings Ltd.	48,000	95,150
Zhongtian Financial Group Co., Ltd. Class A†	14,250	11,577
ZTO Express Cayman, Inc. ADR	29,113	460,859

Total China		72,529,000

Czech Republic - 0.1%
Komercni Banka AS	7,538	283,586

Hong Kong - 0.1%
Chow Tai Fook Jewellery Group Ltd.	139,400	116,265
United Energy Group Ltd.	728,000	113,440

Total Hong Kong		229,705

Hungary - 0.4%
OTP Bank Nyrt	20,794	836,567

India - 10.4%
Adani Ports & Special Economic Zone Ltd.	56,349	312,920
Ambuja Cements Ltd.	67,802	218,610
Apollo Hospitals Enterprise Ltd.	5,807	104,662
Ashok Leyland Ltd.	80,772	118,587
Asian Paints Ltd.	20,858	410,214
Aurobindo Pharma Ltd.	15,813	166,012
Avenue Supermarts Ltd.*(b)	5,627	129,494
Bajaj Auto Ltd.	4,929	192,045
Bajaj Finserv Ltd.	2,341	217,182
Bharti Airtel Ltd.	97,360	435,795
Bharti Infratel Ltd.	67,724	251,243
Biocon Ltd.	10,808	97,383
Bosch Ltd.	502	141,013
Britannia Industries Ltd.	4,105	183,180
Cadila Healthcare Ltd.	17,113	85,412
Cipla Ltd.	23,746	176,696
Dabur India Ltd.	36,870	227,431
Divi’s Laboratories Ltd.	5,145	109,263
Dr. Reddy’s Laboratories Ltd.	5,390	202,004
Eicher Motors Ltd.	719	238,500
Glenmark Pharmaceuticals Ltd.	12,507	124,156
Godrej Consumer Products Ltd.	27,810	322,913
Havells India Ltd.	18,609	184,317
HCL Technologies Ltd.	38,165	527,171
HDFC Standard Life Insurance Co., Ltd.*(b)	22,234	123,296
Hero MotoCorp Ltd.	7,450	331,256
Hindalco Industries Ltd.	53,729	174,081
Hindustan Unilever Ltd.	44,412	1,157,549
ICICI Bank Ltd. ADR	80,264	825,917
ICICI Prudential Life Insurance Co., Ltd.(b)	26,486	123,107
Indiabulls Ventures Ltd.	19,846	110,025
Infosys Ltd. ADR	194,245	1,849,212
JSW Steel Ltd.	56,519	248,331
Kotak Mahindra Bank Ltd.	47,697	858,430
Lupin Ltd.	15,231	184,194
Mahindra & Mahindra Ltd.	39,827	458,568
Marico Ltd.	45,990	245,974
Maruti Suzuki India Ltd.	7,126	762,002
Mindtree Ltd.	7,536	93,316
Motherson Sumi Systems Ltd.	66,321	158,500
Mphasis Ltd.	7,987	116,513
Nestle India Ltd.	1,575	250,070
Oracle Financial Services Software Ltd.	3,466	184,073
Page Industries Ltd.	357	129,059
Pidilite Industries Ltd.	10,273	163,016
Piramal Enterprises Ltd.	5,803	197,970
Reliance Industries Ltd. GDR(b)	133,101	4,239,266
Shree Cement Ltd.	693	171,090
Sun Pharmaceutical Industries Ltd.	67,857	418,426
Tata Consultancy Services Ltd.	60,295	1,634,913
Tata Steel Ltd.	19,672	146,818
Tech Mahindra Ltd.	32,415	335,757
Titan Co., Ltd.	18,005	240,101
UltraTech Cement Ltd.	6,943	396,894
United Spirits Ltd.*	15,106	137,569
UPL Ltd.	23,142	251,342
Vedanta Ltd.	136,516	395,381
Wipro Ltd.	74,290	352,057
Yes Bank Ltd.	79,074	205,911
Zee Entertainment Enterprises Ltd.	32,979	225,064

Total India		23,071,251

Indonesia - 2.3%
Adaro Energy Tbk PT	1,919,400	162,175
Astra International Tbk PT	1,549,300	886,161
Bank Central Asia Tbk PT	937,800	1,695,605
Charoen Pokphand Indonesia Tbk PT	522,100	262,321
Gudang Garam Tbk PT	32,800	190,744
Hanjaya Mandala Sampoerna Tbk PT	737,000	190,144
Indah Kiat Pulp & Paper Corp. Tbk PT	286,900	230,438
Indocement Tunggal Prakarsa Tbk PT	149,000	191,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
Indofood CBP Sukses Makmur Tbk PT	198,000	$143,887
Indofood Sukses Makmur Tbk PT	504,200	261,216
Kalbe Farma Tbk PT	1,776,200	187,749
Matahari Department Store Tbk PT	241,600	94,086
Pabrik Kertas Tjiwi Kimia Tbk PT	113,600	87,688
Unilever Indonesia Tbk PT	97,500	307,823
United Tractors Tbk PT	164,900	313,631

Total Indonesia		5,204,840

Malaysia - 2.3%
AirAsia Group Bhd	313,000	224,951
Genting Malaysia Bhd	477,600	349,026
HAP Seng Consolidated Bhd	96,700	230,489
Hartalega Holdings Bhd	201,300	299,088
Hong Leong Bank Bhd	86,208	425,564
Hong Leong Financial Group Bhd	42,400	190,428
Nestle Malaysia Bhd	7,500	267,514
Press Metal Aluminium Holdings Bhd	268,700	314,052
Public Bank Bhd	373,400	2,237,238
QL Resources Bhd	79,900	131,668
Top Glove Corp. Bhd	227,300	308,017
YTL Corp. Bhd	736,458	179,993

Total Malaysia		5,158,028

Mexico - 2.7%
Alfa S.A.B. de C.V. Class A	178,376	211,764
America Movil S.A.B. de C.V. Series L	1,160,341	823,102
Arca Continental S.A.B. de C.V.	22,147	123,444
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	110,922	137,429
Cemex S.A.B. de C.V. Series CPO*	770,884	371,473
Coca-Cola Femsa S.A.B. de C.V. Series L	27,983	169,301
El Puerto de Liverpool S.A.B. de C.V. Class C1	14,331	91,813
Fomento Economico Mexicano S.A.B. de C.V.	87,890	753,015
Gruma S.A.B. de C.V. Class B	8,584	97,069
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	21,296	101,269
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	21,133	171,521
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	10,167	152,925
Grupo Bimbo S.A.B. de C.V. Series A	86,669	172,293
Grupo Carso S.A.B. de C.V. Series A1	29,282	104,690
Grupo Financiero Banorte S.A.B. de C.V. Class O	146,958	714,726
Grupo Financiero Inbursa S.A.B. de C.V. Class O	119,143	171,149
Grupo Mexico S.A.B. de C.V. Series B	178,742	367,037
Grupo Televisa S.A.B. Series CPO	105,850	265,193
Industrias Penoles S.A.B. de C.V.	5,918	72,102
Infraestructura Energetica Nova S.A.B. de C.V.	26,283	97,785
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	81,173	128,476
Mexichem S.A.B. de C.V.	47,588	120,675
Wal-Mart de Mexico S.A.B. de C.V.	247,482	627,949

Total Mexico		6,046,200

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	127,170	133,010
Ayala Corp.	13,095	224,123
Ayala Land, Inc.	320,900	247,762
Bank of the Philippine Islands	123,280	220,373
BDO Unibank, Inc.	89,833	223,451
JG Summit Holdings, Inc.	178,840	189,434
Jollibee Foods Corp.	21,050	116,809
Manila Electric Co.	22,560	163,028
Metropolitan Bank & Trust Co.	85,319	131,341
PLDT, Inc.	7,840	167,728
SM Investments Corp.	25,035	436,809
SM Prime Holdings, Inc.	565,200	384,790
Universal Robina Corp.	44,550	107,594

Total Philippines		2,746,252

Poland - 1.2%
Alior Bank S.A.*	11,220	158,739
Bank Millennium S.A.*	72,981	172,314
Bank Polska Kasa Opieki S.A.	21,331	618,907
CCC S.A.	2,982	153,436
CD Projekt S.A.*	8,410	325,946
Cyfrowy Polsat S.A.*	30,241	181,603
Dino Polska S.A.*(b)	6,844	174,618
LPP S.A.	166	346,869
mBank S.A.	1,577	178,070
Santander Bank Polska S.A.	4,279	407,996

Total Poland		2,718,498

Russia - 4.4%
Globaltrans Investment PLC GDR Reg S	13,494	122,256
Lukoil PJSC ADR	56,705	4,053,273
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	9,551	79,178
MMC Norilsk Nickel PJSC ADR	62,318	1,169,086
Mobile TeleSystems PJSC ADR	53,523	374,661
Novatek PJSC GDR Reg S	12,281	2,100,051
Novolipetsk Steel PJSC GDR Reg S	10,020	229,258
PhosAgro PJSC GDR Reg S	8,170	104,167
Polymetal International PLC	19,330	202,366
Polyus PJSC GDR Reg S	3,718	145,374
Severstal PJSC GDR Reg S	20,326	277,450
X5 Retail Group N.V. GDR Reg S	12,525	310,369
Yandex N.V. Class A*	23,909	653,911

Total Russia		9,821,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
South Africa - 6.5%
Absa Group Ltd.	43,555	$489,960
Anglo American Platinum Ltd.	2,942	110,017
AngloGold Ashanti Ltd.	20,188	255,069
Aspen Pharmacare Holdings Ltd.	20,533	192,441
AVI Ltd.	20,633	145,829
Barloworld Ltd.	13,237	105,951
Bid Corp., Ltd.	18,872	347,659
Bidvest Group Ltd. (The)	18,080	259,983
Capitec Bank Holdings Ltd.	3,652	283,833
Clicks Group Ltd.	13,126	174,694
Discovery Ltd.	23,932	265,839
Exxaro Resources Ltd.	18,938	181,507
FirstRand Ltd.	203,710	928,413
Foschini Group Ltd. (The)	12,764	147,507
Gold Fields Ltd.	41,127	141,064
Impala Platinum Holdings Ltd.*	42,308	107,880
Imperial Logistics Ltd.	12,359	58,423
Investec Ltd.	19,284	105,904
Kumba Iron Ore Ltd.	4,355	85,692
Life Healthcare Group Holdings Ltd.	87,182	160,000
Mondi Ltd.	7,024	151,159
Motus Holdings Ltd.*	12,359	75,615
Mr. Price Group Ltd.	12,286	210,233
MTN Group Ltd.	93,502	578,497
Naspers Ltd. Class N	23,799	4,785,063
Nedbank Group Ltd.	15,766	301,094
Netcare Ltd.	80,697	148,267
PSG Group Ltd.	9,834	167,352
Remgro Ltd.	29,195	395,234
Sanlam Ltd.	107,782	597,915
Sappi Ltd.	29,717	168,675
Shoprite Holdings Ltd.	21,856	288,906
SPAR Group Ltd. (The)	11,277	162,668
Standard Bank Group Ltd.	78,697	978,228
Tiger Brands Ltd.	9,572	182,177
Truworths International Ltd.	27,006	165,397
Vodacom Group Ltd.	34,774	319,094
Woolworths Holdings Ltd.	67,118	257,041

Total South Africa		14,480,280

South Korea - 14.9%
Amorepacific Corp.	1,981	371,948
Amorepacific Group	1,785	116,302
BNK Financial Group, Inc.	24,606	161,644
Celltrion Healthcare Co., Ltd.*(a)	3,495	235,861
Celltrion, Inc.*	5,198	1,036,525
CJ CheilJedang Corp.	453	134,179
CJ Corp.	1,116	121,522
CJ Corp. (Preference Shares)*	167	5,488
CJ ENM Co., Ltd.	790	142,948
Coway Co., Ltd.	3,098	205,737
DB Insurance Co., Ltd.	2,848	179,691
DGB Financial Group, Inc.	16,594	123,585
Doosan Corp.	1,099	109,821
E-Mart, Inc.	958	156,690
Fila Korea Ltd.	2,305	110,519
GS Engineering & Construction Corp.	4,279	167,778
GS Holdings Corp.	4,110	190,066
Hana Financial Group, Inc.	17,103	555,641
Hankook Tire Co., Ltd.	3,428	123,350
Hanmi Science Co., Ltd.	1,587	112,362
Hanon Systems	8,578	83,028
Hanwha Chemical Corp.	6,259	113,310
HLB, Inc.*	2,307	165,199
Hotel Shilla Co., Ltd.	1,657	113,605
Hyundai Department Store Co., Ltd.	1,219	98,761
Hyundai Engineering & Construction Co., Ltd.	5,134	251,225
Hyundai Glovis Co., Ltd.	1,272	147,059
Hyundai Heavy Industries Co., Ltd.*	2,481	285,722
Hyundai Heavy Industries Holdings Co., Ltd.*	528	163,728
Hyundai Marine & Fire Insurance Co., Ltd.	3,508	129,058
Hyundai Merchant Marine Co., Ltd.*	27,728	91,822
Hyundai Motor Co.	7,670	814,568
Hyundai Steel Co.	4,651	188,616
Kakao Corp.	2,670	246,469
KB Financial Group, Inc.	22,016	917,498
Kia Motors Corp.	14,690	443,675
Korea Investment Holdings Co., Ltd.	3,412	181,945
Korea Zinc Co., Ltd.	682	264,353
Korean Air Lines Co., Ltd.	3,851	114,067
KT&G Corp.	7,278	662,051
LG Chem Ltd.	2,646	822,873
LG Corp.	7,742	485,003
LG Display Co., Ltd.	13,419	217,076
LG Electronics, Inc.	5,597	312,505
LG Household & Health Care Ltd.	502	495,341
LG Innotek Co., Ltd.	709	54,900
LG Uplus Corp.	13,677	216,346
Lotte Chemical Corp.	932	231,371
Lotte Corp.*	4,617	218,064
Lotte Shopping Co., Ltd.	772	145,987
LS Corp.	2,320	102,090
Medy-Tox, Inc.	245	126,870
Mirae Asset Daewoo Co., Ltd.	26,379	154,378
NAVER Corp.	7,207	788,003
NCSoft Corp.	881	368,333
Netmarble Corp.(b)	1,904	190,263
NH Investment & Securities Co., Ltd.	11,966	139,950
OCI Co., Ltd.	1,035	99,252
Orion Corp.	1,214	130,561
POSCO	4,365	950,614
S-1 Corp.	1,525	137,357
Samsung Biologics Co., Ltd.*(b)	600	207,833
Samsung C&T Corp.	5,567	526,365
Samsung Electro-Mechanics Co., Ltd.	2,851	264,455
Samsung Electronics Co., Ltd.	269,805	9,357,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
Samsung Engineering Co., Ltd.*	9,222	$145,463
Samsung Fire & Marine Insurance Co., Ltd.	1,954	471,075
Samsung Heavy Industries Co., Ltd.*	26,144	173,622
Samsung Life Insurance Co., Ltd.	5,082	371,654
Samsung SDS Co., Ltd.	2,157	394,361
Samsung Securities Co., Ltd.	5,612	158,432
Shinhan Financial Group Co., Ltd.	26,584	943,472
Shinsegae, Inc.	604	138,577
SillaJen, Inc.*	3,546	233,582
SK Holdings Co., Ltd.	2,064	480,946
SK Hynix, Inc.	28,388	1,539,231
SK Innovation Co., Ltd.	4,304	692,389
SK Telecom Co., Ltd.	2,262	546,343
ViroMed Co., Ltd.*	695	158,209
Yuhan Corp.	555	101,718

Total South Korea		33,130,098

Taiwan - 11.1%
Acer, Inc.*	163,000	103,144
Advantech Co., Ltd.	12,000	82,181
ASE Technology Holding Co., Ltd.*	182,062	345,324
Asia Cement Corp.	107,000	118,185
Asustek Computer, Inc.	26,000	170,446
AU Optronics Corp.	781,000	312,532
Catcher Technology Co., Ltd.	58,000	424,570
Cathay Financial Holding Co., Ltd.	449,000	686,567
Chang Hwa Commercial Bank Ltd.	272,857	152,687
Cheng Shin Rubber Industry Co., Ltd.	91,000	120,941
Chicony Electronics Co., Ltd.	73,240	149,163
China Development Financial Holding Corp.	919,000	290,616
China Life Insurance Co., Ltd.	106,569	96,559
Chroma ATE, Inc.	23,000	88,297
Compal Electronics, Inc.	283,000	160,665
CTBC Financial Holding Co., Ltd.	1,121,672	737,150
Delta Electronics, Inc.	99,000	417,103
E.Sun Financial Holding Co., Ltd.	528,496	345,602
Eclat Textile Co., Ltd.	7,000	79,253
Far Eastern New Century Corp.	255,080	231,536
Far EasTone Telecommunications Co., Ltd.	92,000	228,676
Feng TAY Enterprise Co., Ltd.	13,000	74,226
Formosa Chemicals & Fibre Corp.	241,000	823,275
Formosa Petrochemical Corp.	151,000	535,478
Formosa Plastics Corp.	251,000	824,771
Fubon Financial Holding Co., Ltd.	368,000	563,308
Highwealth Construction Corp.	85,000	124,443
Hiwin Technologies Corp.	15,064	108,311
Hon Hai Precision Industry Co., Ltd.	614,068	1,414,452
Hotai Motor Co., Ltd.	14,000	116,374
Innolux Corp.	683,000	215,986
Inventec Corp.	199,000	142,758
Largan Precision Co., Ltd.	3,000	313,791
Lite-On Technology Corp.	162,015	214,003
Macronix International	144,742	86,411
MediaTek, Inc.	88,000	657,058
Nan Ya Plastics Corp.	340,000	835,150
Nanya Technology Corp.	79,000	141,361
Novatek Microelectronics Corp.	26,000	120,116
Pegatron Corp.	147,000	245,821
Pou Chen Corp.	176,000	186,668
Powertech Technology, Inc.	79,000	169,890
President Chain Store Corp.	22,000	222,598
Quanta Computer, Inc.	171,000	293,187
Realtek Semiconductor Corp.	23,000	107,005
Shin Kong Financial Holding Co., Ltd.	531,454	155,095
SinoPac Financial Holdings Co., Ltd.	622,452	208,584
Synnex Technology International Corp.	101,000	119,608
Taishin Financial Holding Co., Ltd.	498,771	211,763
Taiwan Cement Corp.	199,600	231,179
Taiwan Mobile Co., Ltd.	92,000	318,769
Taiwan Semiconductor Manufacturing Co., Ltd.	1,025,000	7,519,846
Tatung Co., Ltd.*	88,000	74,152
Tripod Technology Corp.	23,000	59,713
Uni-President Enterprises Corp.	327,160	742,941
United Microelectronics Corp.	790,000	289,147
Walsin Technology Corp.	17,000	85,174
Wistron Corp.	247,078	153,534
WPG Holdings Ltd.	103,360	124,253
Yageo Corp.	13,396	139,029
Yuanta Financial Holding Co., Ltd.	540,236	271,550

Total Taiwan		24,581,975

Thailand - 2.3%
Advanced Info Service PCL NVDR	110,800	587,009
Bangkok Dusit Medical Services PCL NVDR	356,500	271,536
Bangkok Expressway & Metro PCL NVDR	573,200	170,763
Banpu PCL NVDR	346,600	157,545
Berli Jucker PCL NVDR	106,600	166,153
BTS Group Holdings PCL NVDR	689,300	202,175
Bumrungrad Hospital PCL NVDR	28,300	162,968
Central Pattana PCL NVDR	130,400	299,367
Charoen Pokphand Foods PCL NVDR	380,500	287,478
CP ALL PCL NVDR	392,600	828,970
Energy Absolute PCL NVDR	235,000	306,741
Fabrinet*	3,141	161,165
Glow Energy PCL NVDR	68,900	188,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2018

Investments	Shares	Value
Gulf Energy Development PCL NVDR	54,100	$135,416
Home Product Center PCL NVDR	393,800	183,838
Indorama Ventures PCL NVDR	181,500	302,407
Land & Houses PCL NVDR	564,600	171,669
Minor International PCL NVDR	215,700	225,240
Robinson PCL NVDR	49,600	96,732
True Corp. PCL NVDR	1,049,600	167,627

Total Thailand		5,073,131

Turkey - 0.7%
Akbank T.A.S.	163,286	210,557
BIM Birlesik Magazalar AS	12,002	196,277
Enka Insaat ve Sanayi AS	115,524	99,457
Haci Omer Sabanci Holding AS	77,961	110,203
KOC Holding AS	69,160	184,603
Tupras Turkiye Petrol Rafinerileri AS	10,678	234,238
Turkcell Iletisim Hizmetleri AS	84,136	192,473
Turkiye Garanti Bankasi AS	141,726	212,060

Total Turkey		1,439,868

United Kingdom - 0.3%
Antofagasta PLC	17,045	170,021
Fresnillo PLC	7,820	85,652
Investec PLC	43,044	241,815
Mediclinic International PLC	19,245	79,046

Total United Kingdom		576,534

TOTAL COMMON STOCKS (Cost: $244,669,973)		220,988,332

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $737,948)(d)	737,948	737,948

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $245,407,921)		221,726,280
Other Assets less Liabilities - 0.2%		550,257

NET ASSETS - 100.0%		$222,276,537

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $11,577, which represents 0.01% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,901,362 and the total market value of the collateral held by the Fund was $3,042,003. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,304,055.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/3/2019	750,000	CNY	109,166	USD	$72	$—
Merrill Lynch International	1/3/2019	247,919	MYR	59,949	USD	44	—

						$116	$—

CURRENCY LEGEND

CNY	Chinese yuan
MYR	Malaysian ringgit
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.2%
AES Tiete Energia S.A.	548,990	$1,419,307
Banco do Brasil S.A.	746,384	8,952,949
Banco Santander Brasil S.A.	209,754	2,310,906
BB Seguridade Participacoes S.A.	931,543	6,631,303
CCR S.A.	2,358,130	6,814,437
Cia de Saneamento Basico do Estado de Sao Paulo	416,062	3,381,527
Cia de Saneamento de Minas Gerais-COPASA	146,265	2,322,050
Cia de Saneamento do Parana	161,930	2,569,489
Cia Hering	312,838	2,360,158
Cielo S.A.	3,699,745	8,486,289
EcoRodovias Infraestrutura e Logistica S.A.	382,549	925,836
EDP - Energias do Brasil S.A.	387,430	1,474,448
Engie Brasil Energia S.A.	877,457	7,475,619
Ez Tec Empreendimentos e Participacoes S.A.	227,653	1,469,620
Fleury S.A.	302,887	1,545,792
Hypera S.A.	590,504	4,601,231
Itau Unibanco Holding S.A.	489,511	3,795,344
LOG Commercial Properties e Participacoes S.A.*	33,398	155,281
Mahle-Metal Leve S.A.	42,314	274,251
MRV Engenharia e Participacoes S.A.	462,889	1,476,181
Multiplus S.A.	185,411	1,203,144
Petrobras Distribuidora S.A.	436,515	2,894,520
Qualicorp Consultoria e Corretora de Seguros S.A.	699,177	2,325,328
Smiles Fidelidade S.A.	60,076	678,456
Transmissora Alianca de Energia Eletrica S.A.	1,162,221	7,076,931
Tupy S.A.	272,097	1,414,631
Wiz Solucoes e Corretagem de Seguros S.A.	98,229	177,665

Total Brazil		84,212,693

Chile - 0.9%
AES Gener S.A.	7,287,706	2,025,646
Aguas Andinas S.A. Class A	5,836,736	3,210,373
Banco Santander Chile	53,348,273	3,973,447
CAP S.A.	167,989	1,471,719
Colbun S.A.	19,331,664	3,881,932
Empresas Lipigas S.A.	251,047	2,043,827
Enel Generacion Chile S.A.	1,099,453	661,858

Total Chile		17,268,802

China - 27.2%
Agile Group Holdings Ltd.	2,576,000	3,030,259
Agricultural Bank of China Ltd. Class H	24,113,000	10,563,788
Anhui Expressway Co., Ltd. Class H	310,000	185,303
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	588,100	482,253
Anhui Jinhe Industrial Co., Ltd. Class A	384,800	890,582
Anhui Yingjia Distillery Co., Ltd. Class A	144,100	296,146
Anxin Trust Co., Ltd. Class A	1,317,500	838,585
Bank of Beijing Co., Ltd. Class A	3,904,000	3,189,979
Bank of China Ltd. Class H	67,030,084	28,937,483
Bank of Communications Co., Ltd. Class H	19,483,287	15,204,696
Bank of Nanjing Co., Ltd. Class A	1,525,000	1,434,886
Baoshan Iron & Steel Co., Ltd. Class A	6,415,300	6,073,590
Beijing Capital Land Ltd. Class H	824,000	295,739
Beijing Enterprises Water Group Ltd.*	7,942,000	4,047,409
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,400,000	337,959
Canny Elevator Co., Ltd. Class A	984,580	798,769
Central China Securities Co., Ltd. Class H	975,000	206,722
CGN Power Co., Ltd. Class H(a)	6,964,000	1,654,421
China Aoyuan Group Ltd.	1,022,000	648,756
China Cinda Asset Management Co., Ltd. Class H	8,398,000	2,037,998
China CITIC Bank Corp., Ltd. Class H	11,624,000	7,067,029
China Construction Bank Corp. Class H	71,446,054	58,950,169
China Evergrande Group(b)	2,630,000	7,877,218
China Fortune Land Development Co., Ltd. Class A	298,000	1,104,636
China Gezhouba Group Co., Ltd. Class A	1,238,000	1,139,601
China Jinmao Holdings Group Ltd.	5,234,000	2,353,156
China Lesso Group Holdings Ltd.	1,158,000	579,788
China Lilang Ltd.	1,288,000	1,085,761
China Mobile Ltd.	6,018,000	57,917,490
China Oriental Group Co., Ltd.	2,200,000	1,309,432
China Petroleum & Chemical Corp. Class H	59,734,000	42,648,887
China Power International Development Ltd.(b)	9,719,000	2,209,611
China Resources Cement Holdings Ltd.	2,252,000	2,027,831
China Resources Power Holdings Co., Ltd.	3,772,000	7,255,560
China Sanjiang Fine Chemicals Co., Ltd.	2,419,000	580,855
China SCE Group Holdings Ltd.	1,405,000	511,441
China Shenhua Energy Co., Ltd. Class H	4,864,500	10,661,782
China South Publishing & Media Group Co., Ltd. Class A	670,332	1,220,436
China State Construction International Holdings Ltd.	1,966,000	1,561,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
China Suntien Green Energy Corp., Ltd. Class H	3,427,000	$884,178
China Union Holdings Ltd. Class A	445,000	357,130
China Vanke Co., Ltd. Class H	882,800	2,999,289
China Yangtze Power Co., Ltd. Class A	4,159,200	9,620,009
China Yongda Automobiles Services Holdings Ltd.(b)	1,421,500	864,228
China ZhengTong Auto Services Holdings Ltd.	1,281,500	764,381
China Zhongwang Holdings Ltd.(b)	4,276,800	1,895,495
Chinese Universe Publishing and Media Group Co., Ltd. Class A	571,000	1,082,003
Chongqing Changan Automobile Co., Ltd. Class A	1,326,800	1,273,521
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,145,991	1,151,202
CIFI Holdings Group Co., Ltd.	3,662,000	1,945,745
CNHTC Jinan Truck Co., Ltd. Class A	179,291	290,910
CNOOC Ltd.	15,912,600	24,592,394
Country Garden Holdings Co., Ltd.	5,881,000	7,158,440
CPMC Holdings Ltd.(b)	919,000	441,344
Daqin Railway Co., Ltd. Class A	4,347,386	5,211,266
Datang International Power Generation Co., Ltd. Class H	2,222,000	522,199
DeHua TB New Decoration Materials Co., Ltd. Class A	730,600	539,514
Dongfeng Motor Group Co., Ltd. Class H	3,602,000	3,266,453
Fangda Carbon New Material Co., Ltd. Class A	1,171,800	2,851,971
Fangda Special Steel Technology Co., Ltd. Class A	672,600	978,673
Fantasia Holdings Group Co., Ltd.(b)	1,221,000	140,357
Financial Street Holdings Co., Ltd. Class A	816,600	765,968
Gemdale Corp. Class A	1,144,409	1,603,509
GF Securities Co., Ltd. Class H	412,200	559,122
Great Wall Motor Co., Ltd. Class H(b)	2,940,000	1,686,040
Gree Real Estate Co., Ltd. Class A	834,400	492,203
Greenland Holdings Corp., Ltd. Class A	808,700	719,687
Guangdong Ellington Electronics Technology Co., Ltd. Class A	512,157	738,505
Guangdong Tapai Group Co., Ltd. Class A	422,100	618,484
Guangxi Guiguan Electric Power Co., Ltd. Class A	1,258,884	1,030,474
Guangzhou Automobile Group Co., Ltd. Class H	4,366,000	4,355,210
Guangzhou R&F Properties Co., Ltd. Class H	1,008,800	1,525,566
Guizhou Panjiang Refined Coal Co., Ltd. Class A	1,325,680	967,368
Guotai Junan International Holdings Ltd.	1,950,000	313,819
Harbin Pharmaceutical Group Co., Ltd. Class A	2,373,615	1,365,597
Hebei Chengde Lolo Co. Class A	499,920	585,426
Henan Shuanghui Investment & Development Co., Ltd. Class A	529,537	1,819,447
Hisense Home Appliances Group Co., Ltd. Class H(b)	398,000	293,314
HLA Corp., Ltd. Class A	866,104	1,069,747
Hopson Development Holdings Ltd.	660,000	546,252
Huabao International Holdings Ltd.	925,000	393,423
Huafa Industrial Co., Ltd. Zhuhai Class A	538,500	486,287
Huafu Fashion Co., Ltd. Class A	362,870	286,990
Huapont Life Sciences Co., Ltd. Class A	2,464,000	1,654,462
Huayu Automotive Systems Co., Ltd. Class A	839,500	2,249,851
Industrial & Commercial Bank of China Ltd. Class H	57,643,823	41,156,542
Industrial Bank Co., Ltd. Class A	4,526,712	9,850,281
Jiangsu Expressway Co., Ltd. Class H	1,596,527	2,226,759
Jiangxi Black Cat Carbon Black Co., Ltd. Class A	354,000	304,208
Jinke Properties Group Co., Ltd. Class A	931,800	840,095
JNBY Design Ltd.	236,000	330,970
Joyoung Co., Ltd. Class A	265,564	619,264
Kaisa Group Holdings Ltd.*	1,498,000	478,328
Kingboard Holdings Ltd.	1,046,000	2,792,237
Kingboard Laminates Holdings Ltd.	2,288,000	1,887,830
KWG Group Holdings Ltd.*	2,184,000	1,933,126
Lee & Man Paper Manufacturing Ltd.	2,471,000	2,095,632
Lenovo Group Ltd.	9,752,000	6,589,063
Liuzhou Iron & Steel Co., Ltd. Class A	486,400	465,451
Livzon Pharmaceutical Group, Inc. Class H	180,500	524,485
Logan Property Holdings Co., Ltd.	1,252,000	1,568,728
Lonking Holdings Ltd.	2,892,000	749,840
Maanshan Iron & Steel Co., Ltd. Class H	2,248,000	990,580
Nine Dragons Paper Holdings Ltd.	2,434,000	2,253,891
Ningbo Sanxing Medical Electric Co., Ltd. Class A	864,465	708,877
Poly Property Group Co., Ltd.	1,041,000	325,755
Powerlong Real Estate Holdings Ltd.	1,953,000	768,294
Red Star Macalline Group Corp., Ltd. Class H(a)(b)	1,025,000	879,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
RiseSun Real Estate Development Co., Ltd. Class A	683,600	$791,561
SAIC Motor Corp., Ltd. Class A	2,687,978	10,441,524
Sansteel Minguang Co., Ltd. Fujian Class A	667,396	1,243,281
Shaanxi Coal Industry Co., Ltd. Class A	2,613,100	2,831,680
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	248,320	914,332
Shandong Chenming Paper Holdings Ltd. Class H(b)	1,315,000	752,451
Shandong Hi-speed Co., Ltd. Class A	770,100	511,478
Shanghai Industrial Holdings Ltd.	581,000	1,175,454
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	1,757,300	931,671
Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	790,900	767,204
Shanying International Holding Co., Ltd. Class A	2,382,700	1,082,777
Shenzhen Expressway Co., Ltd. Class H	974,000	1,073,604
Shenzhen Investment Ltd.	3,208,000	1,061,227
Shenzhen Jinjia Group Co., Ltd. Class A	1,165,900	1,326,256
Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,935,600	1,790,212
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	2,820,600	1,626,866
Shimao Property Holdings Ltd.	1,164,500	3,108,566
Shougang Fushan Resources Group Ltd.	9,500,000	1,929,279
Shui On Land Ltd.	2,220,500	493,485
Sino-Ocean Group Holding Ltd.	3,646,000	1,606,609
Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,806,000	3,419,771
Sinotruk Hong Kong Ltd.(b)	885,500	1,334,581
SITC International Holdings Co., Ltd.	1,947,000	1,835,256
Sou Yu Te Group Co., Ltd. Class A	1,472,300	503,941
TCL Corp. Class A	4,471,100	1,595,496
TCL Electronics Holdings Ltd.	1,088,000	416,893
Tianneng Power International Ltd.	914,000	762,314
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	997,700	431,590
Weichai Power Co., Ltd. Class H	2,744,000	3,136,761
Weifu High-Technology Group Co., Ltd. Class A	276,500	711,215
WH Group Ltd.(a)	10,622,500	8,181,225
Xingda International Holdings Ltd.	1,462,000	444,425
Xinyi Glass Holdings Ltd.	4,050,000	4,479,682
Xinyi Solar Holdings Ltd.(b)	5,924,000	2,080,760
Xiwang Special Steel Co., Ltd.	2,542,000	467,533
XTEP International Holdings Ltd.	1,938,400	1,052,220
Yanzhou Coal Mining Co., Ltd. Class H	2,652,000	2,140,745
Yuexiu Property Co., Ltd.	3,900,000	717,301
Yuzhou Properties Co., Ltd.	2,546,000	1,050,353
Zhejiang Chint Electrics Co., Ltd. Class A	401,500	1,417,534
Zhejiang Hailide New Material Co., Ltd. Class A	1,610,000	893,441
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	477,600	539,115
Zhuzhou Kibing Group Co., Ltd. Class A	1,129,100	624,930
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,482,400	533,936

Total China		538,745,879

Czech Republic - 0.7%
CEZ AS	424,042	10,076,462
Komercni Banka AS	80,265	3,019,639
Moneta Money Bank AS(a)	319,316	1,028,262
O2 Czech Republic AS	24,294	260,053

Total Czech Republic		14,384,416

Hong Kong - 0.1%
Chow Tai Fook Jewellery Group Ltd.	2,165,200	1,805,866
Stella International Holdings Ltd.	1,035,500	1,228,684

Total Hong Kong		3,034,550

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	954,561	1,496,667

India - 3.7%
Bharat Petroleum Corp., Ltd.	2,140,595	11,122,264
Bharti Infratel Ltd.	1,400,554	5,195,781
Chennai Petroleum Corp., Ltd.	15,787	67,046
Coal India Ltd.	3,300,649	11,381,956
Greaves Cotton Ltd.	503,686	855,289
Hindustan Petroleum Corp., Ltd.	1,789,655	6,491,873
Indian Oil Corp., Ltd.	7,087,390	13,912,867
Mangalore Refinery & Petrochemicals Ltd.	33,478	36,204
National Aluminium Co., Ltd.	1,709,122	1,610,832
NHPC Ltd.	6,831,041	2,543,967
NLC India Ltd.	141,710	141,375
Oil India Ltd.	667,752	1,671,891
Vedanta Ltd.	6,422,806	18,601,896

Total India		73,633,241

Indonesia - 2.1%
Adaro Energy Tbk PT	43,099,000	3,641,536
AKR Corporindo Tbk PT	3,613,300	1,077,959
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,136,700	589,724
Bukit Asam Tbk PT	8,514,400	2,546,031
Indika Energy Tbk PT	3,518,400	387,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
Indo Tambangraya Megah Tbk PT	1,294,000	$1,822,218
Indocement Tunggal Prakarsa Tbk PT	3,664,500	4,701,671
Matahari Department Store Tbk PT	6,744,800	2,626,626
Telekomunikasi Indonesia Persero Tbk PT	87,964,000	22,939,152
Waskita Beton Precast Tbk PT	43,885,200	1,147,485

Total Indonesia		41,480,209

Malaysia - 2.8%
AirAsia Group Bhd	3,634,800	2,612,306
Astro Malaysia Holdings Bhd	7,505,000	2,360,920
Berjaya Sports Toto Bhd	1,175,772	600,334
Bermaz Auto Bhd	1,754,500	912,807
British American Tobacco Malaysia Bhd	291,097	2,541,507
CIMB Group Holdings Bhd	4,029,600	5,567,820
DiGi.Com Bhd	2,656,747	2,893,009
Lotte Chemical Titan Holding Bhd(a)	1,483,200	1,658,169
Mah Sing Group Bhd	1,363,800	301,967
Malayan Banking Bhd	7,083,665	16,284,287
MISC Bhd	3,135,200	5,083,083
Sime Darby Bhd	12,061,400	6,089,049
SP Setia Bhd	1,826,793	1,029,989
Sunway Bhd	1,737,400	618,022
Sunway Construction Group Bhd	899,000	289,333
Telekom Malaysia Bhd	5,770,600	3,714,409
YTL Corp. Bhd	8,870,578	2,168,006
YTL Power International Bhd	7,136,696	1,433,384

Total Malaysia		56,158,401

Mexico - 1.4%
Concentradora Fibra Danhos S.A. de C.V.	1,814,261	2,140,033
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	739,839	6,004,741
Grupo Mexico S.A.B. de C.V. Series B	6,120,594	12,568,293
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	2,255,385	3,569,678
Macquarie Mexico Real Estate Management S.A. de C.V.*(a)	1,853,950	1,665,319
Nemak S.A.B. de C.V.(a)	1,809,660	1,346,190

Total Mexico		27,294,254

Philippines - 0.6%
Aboitiz Power Corp.	3,572,700	2,384,744
DMCI Holdings, Inc.	8,222,700	1,998,405
Globe Telecom, Inc.	140	5,058
Manila Electric Co.	113,630	821,135
PLDT, Inc.	192,469	4,117,669
Semirara Mining & Power Corp.	4,521,600	1,981,989

Total Philippines		11,309,000

Poland - 1.1%
Asseco Poland S.A.	131,616	1,615,793
Bank Handlowy w Warszawie S.A.	103,984	1,912,636
Bank Polska Kasa Opieki S.A.	275,157	7,983,527
Ciech S.A.	155,845	1,837,741
Powszechny Zaklad Ubezpieczen S.A.	684,529	7,999,154
Warsaw Stock Exchange	21,073	205,583

Total Poland		21,554,434

Russia - 15.8%
Gazprom Neft PJSC ADR	69,249	1,731,225
Gazprom PJSC ADR	10,947,808	48,487,842
Lukoil PJSC ADR	663,330	47,414,828
Magnit PJSC GDR Reg S	729,515	9,286,726
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	489,404	4,057,159
MMC Norilsk Nickel PJSC ADR	2,716,476	50,961,090
Mobile TeleSystems PJSC ADR	1,799,259	12,594,813
Novolipetsk Steel PJSC GDR Reg S	330,999	7,573,257
PhosAgro PJSC GDR Reg S	164,196	2,093,499
Polyus PJSC GDR Reg S	120,008	4,692,313
Rosneft Oil Co. PJSC GDR Reg S	1,962,888	12,130,648
Rostelecom PJSC ADR	375,027	2,467,678
RusHydro PJSC ADR	2,483,979	1,644,394
Sberbank of Russia PJSC ADR	3,303,472	36,206,053
Severstal PJSC GDR Reg S	949,850	12,965,452
Tatneft PJSC ADR	856,567	53,963,721
VTB Bank PJSC GDR Reg S	3,565,873	3,950,987

Total Russia		312,221,685

South Africa - 7.6%
Absa Group Ltd.	1,005,552	11,311,674
Aeci Ltd.	288,960	1,677,515
African Rainbow Minerals Ltd.	39,823	394,077
Alexander Forbes Group Holdings Ltd.	1,427,024	509,899
Assore Ltd.	18,831	379,631
Astral Foods Ltd.	119,570	1,329,359
AVI Ltd.	610,536	4,315,134
Blue Label Telecoms Ltd.*	1,120,004	421,218
Coronation Fund Managers Ltd.	472,089	1,357,030
Exxaro Resources Ltd.	611,329	5,859,154
FirstRand Ltd.	2,844,448	12,963,643
Foschini Group Ltd. (The)	429,295	4,961,140
Hyprop Investments Ltd.	388,817	2,202,891
Imperial Logistics Ltd.	249,306	1,178,506
Investec Ltd.	244,351	1,341,935
Kumba Iron Ore Ltd.(b)	219,028	4,309,759
Liberty Holdings Ltd.	269,628	2,061,806
Metair Investments Ltd.	125,812	170,548
MTN Group Ltd.	4,395,560	27,195,331
Nedbank Group Ltd.	303,787	5,801,624
Netcare Ltd.	2,487,662	4,570,657
Peregrine Holdings Ltd.	332,922	434,407
Reunert Ltd.	25,000	123,080
RMB Holdings Ltd.	992,303	5,442,663
SPAR Group Ltd. (The)	268,727	3,876,319
Standard Bank Group Ltd.	1,561,898	19,414,875
Telkom S.A. SOC Ltd.	1,017,942	4,478,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
Truworths International Ltd.	1,030,917	$6,313,784
Tsogo Sun Holdings Ltd.	1,258,793	1,875,282
Vodacom Group Ltd.	1,533,438	14,071,173

Total South Africa		150,342,776

South Korea - 1.2%
Coway Co., Ltd.	104,375	6,931,518
Daishin Securities Co., Ltd.	34,705	353,022
Doosan Corp.(b)	20,042	2,002,763
Huchems Fine Chemical Corp.	64,279	1,388,353
KEPCO Plant Service & Engineering Co., Ltd.	32,510	967,317
Kumho Industrial Co., Ltd.	36,299	383,876
Meritz Financial Group, Inc.	32,009	331,335
Meritz Fire & Marine Insurance Co., Ltd.	39,647	776,382
Orange Life Insurance Ltd.(a)	56,804	1,425,445
S-Oil Corp.	77,359	6,773,592
Seah Besteel Corp.	71,195	1,129,370
Ssangyong Cement Industrial Co., Ltd.	312,882	1,763,782

Total South Korea		24,226,755

Taiwan - 25.5%
Accton Technology Corp.(b)	959,000	3,076,338
Alpha Networks, Inc.	983,000	529,286
Asustek Computer, Inc.	1,788,000	11,721,443
Aten International Co., Ltd.	324,000	917,071
AU Optronics Corp.(b)	43,594,000	17,444,975
Cathay Financial Holding Co., Ltd.	8,455,000	12,928,555
Chang Wah Electromaterials, Inc.	89,000	392,345
Charoen Pokphand Enterprise	618,000	1,069,642
Cheng Shin Rubber Industry Co., Ltd.(b)	3,767,000	5,006,408
Chicony Electronics Co., Ltd.	1,958,386	3,988,514
Chicony Power Technology Co., Ltd.(b)	631,045	923,871
Chin-Poon Industrial Co., Ltd.	918,000	1,076,680
China Development Financial Holding Corp.	11,048,000	3,493,723
China General Plastics Corp.	835,300	597,866
Chong Hong Construction Co., Ltd.(b)	473,000	1,188,001
Chung-Hsin Electric & Machinery Manufacturing Corp.	831,000	521,791
Chunghwa Telecom Co., Ltd.(b)	5,776,000	21,234,603
Cleanaway Co., Ltd.	383,000	2,074,682
Compal Electronics, Inc.(b)	8,148,000	4,625,780
Compeq Manufacturing Co., Ltd.	2,529,000	1,629,118
Continental Holdings Corp.	1,790,000	821,128
CTBC Financial Holding Co., Ltd.	20,374,000	13,389,557
CTCI Corp.	1,852,000	2,675,238
Da-Li Development Co., Ltd.	483,000	441,562
Elite Advanced Laser Corp.	159,500	340,929
Elite Material Co., Ltd.(b)	796,000	1,701,441
Elite Semiconductor Memory Technology, Inc.	593,000	579,746
Everlight Electronics Co., Ltd.(b)	1,435,000	1,379,583
Far Eastern Department Stores Ltd.	2,876,000	1,469,018
Far EasTone Telecommunications Co., Ltd.(b)	2,620,000	6,512,282
Faraday Technology Corp.	494,000	679,839
Feng Hsin Steel Co., Ltd.	98,000	186,518
First Financial Holding Co., Ltd.	11,764,585	7,654,999
FLEXium Interconnect, Inc.	665,000	1,611,820
Formosa Chemicals & Fibre Corp.	8,622,000	29,453,427
Formosa International Hotels Corp.	40,000	175,684
Formosa Petrochemical Corp.	2,856,000	10,127,989
Formosa Plastics Corp.	9,234,000	30,342,389
Foxsemicon Integrated Technology, Inc.	118,000	497,153
Fubon Financial Holding Co., Ltd.	7,041,000	10,777,859
Getac Technology Corp.(b)	1,167,000	1,526,284
Gigabyte Technology Co., Ltd.(b)	1,909,000	2,496,724
Global PMX Co., Ltd.	99,000	351,075
Great Wall Enterprise Co., Ltd.	478,150	521,132
Greatek Electronics, Inc.	1,262,000	1,763,441
HannStar Display Corp.(b)	7,928,000	1,815,828
Highwealth Construction Corp.	2,282,000	3,340,925
Hotai Motor Co., Ltd.	771,000	6,408,905
Huaku Development Co., Ltd.(b)	529,000	1,172,037
Hung Sheng Construction Ltd.	847,800	704,730
Innolux Corp.(b)	30,005,000	9,488,519
Inventec Corp.	8,493,000	6,092,678
ITEQ Corp.(b)	610,000	992,289
KEE TAI Properties Co., Ltd.	858,000	344,741
Kenda Rubber Industrial Co., Ltd.	1,378,543	1,309,609
King Yuan Electronics Co., Ltd.(b)	2,756,000	2,084,686
King’s Town Bank Co., Ltd.	1,439,000	1,350,657
Kinik Co.	291,000	549,110
Kung Long Batteries Industrial Co., Ltd.	162,000	764,225
L&K Engineering Co., Ltd.	370,000	306,959
Lealea Enterprise Co., Ltd.	1,455,000	467,217
Lelon Electronics Corp.	145,000	188,698
Lien Hwa Industrial Corp.	461,908	445,573
Lion Travel Service Co., Ltd.	168,000	474,972
Lite-On Semiconductor Corp.	492,000	430,582
Marketech International Corp.	274,000	426,551
Mega Financial Holding Co., Ltd.	10,167,302	8,583,840
Merry Electronics Co., Ltd.(b)	762,000	3,049,289
Micro-Star International Co., Ltd.	1,555,000	3,865,114
momo.com, Inc.	73,000	446,498
Namchow Holdings Co., Ltd.	899,000	1,371,738
Nan Ya Plastics Corp.	14,368,000	35,292,449
Nanya Technology Corp.	2,941,000	5,262,550
Nien Made Enterprise Co., Ltd.	322,000	2,472,330
Novatek Microelectronics Corp.	1,352,000	6,246,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
Nuvoton Technology Corp.	189,000	$244,113
Oriental Union Chemical Corp.	1,510,000	1,267,463
Pegatron Corp.(b)	5,964,000	9,973,309
Pou Chen Corp.	6,763,000	7,172,912
Powertech Technology, Inc.	1,844,000	3,965,527
President Chain Store Corp.	1,680,000	16,998,406
Primax Electronics Ltd.	758,000	1,071,513
Qisda Corp.	4,123,000	2,642,519
Quanta Computer, Inc.	7,216,990	12,373,861
Radiant Opto-Electronics Corp.	1,341,170	3,687,050
Rechi Precision Co., Ltd.	1,262,000	995,657
Ruentex Industries Ltd.	1,157,600	2,960,190
Sanyang Motor Co., Ltd.	844,000	549,175
Sercomm Corp.	670,000	1,399,421
Shinkong Insurance Co., Ltd.	427,000	484,833
Sigurd Microelectronics Corp.(b)	663,000	583,471
Sinbon Electronics Co., Ltd.	379,000	1,020,958
Sinon Corp.	3,526,000	1,921,479
SinoPac Financial Holdings Co., Ltd.	10,791,440	3,616,222
Sitronix Technology Corp.	271,000	886,082
Sunonwealth Electric Machine Industry Co., Ltd.	92,000	111,045
Supreme Electronics Co., Ltd.	1,492,000	1,313,030
Synnex Technology International Corp.	3,467,000	4,105,762
Systex Corp.	273,000	546,231
Taichung Commercial Bank Co., Ltd.	343,813	114,093
Taiflex Scientific Co., Ltd.	559,000	618,343
Taiwan Cogeneration Corp.	762,000	621,014
Taiwan Cooperative Financial Holding Co., Ltd.	8,918,320	5,121,136
Taiwan Hon Chuan Enterprise Co., Ltd.	1,387,000	2,143,426
Taiwan Mobile Co., Ltd.	3,071,253	10,641,521
Taiwan Paiho Ltd.(b)	529,000	848,479
Taiwan PCB Techvest Co., Ltd.	213,000	192,301
Taiyen Biotech Co., Ltd.	1,015,000	984,058
Thinking Electronic Industrial Co., Ltd.	81,000	199,226
Tong Hsing Electronic Industries Ltd.	354,000	1,238,084
Tong Yang Industry Co., Ltd.	772,000	925,536
Topco Scientific Co., Ltd.	454,435	1,029,010
Transcend Information, Inc.	773,000	1,679,943
Tripod Technology Corp.	1,301,000	3,377,682
TXC Corp.	802,000	845,392
TYC Brother Industrial Co., Ltd.	186,000	145,837
Uni-President Enterprises Corp.	14,631,000	33,225,227
United Microelectronics Corp.(b)	22,272,000	8,151,739
UPC Technology Corp.	3,923,680	1,480,778
Walsin Lihwa Corp.	6,012,000	3,276,214
Waterland Financial Holdings Co., Ltd.	4,456,000	1,381,582
Weikeng Industrial Co., Ltd.	535,000	325,487
Winbond Electronics Corp.(b)	8,730,000	3,848,505
Wistron Corp.(b)	6,919,561	4,299,822
Wistron NeWeb Corp.	607,840	1,580,064
Wowprime Corp.	103,000	263,724
WPG Holdings Ltd.	3,828,280	4,602,106
YFY, Inc.	5,341,000	1,954,851
Yungtay Engineering Co., Ltd.	528,000	1,016,937
Zeng Hsing Industrial Co., Ltd.	100,000	439,210

Total Taiwan		504,128,387

Thailand - 2.5%
AP Thailand PCL NVDR	6,940,600	1,278,980
Bangchak Corp. PCL NVDR(b)	1,755,300	1,711,633
Bangkok Land PCL NVDR	33,511,100	1,554,108
Big Camera Corp. PCL NVDR	12,440,941	458,511
BTS Group Holdings PCL NVDR(b)	7,708,943	2,261,069
Esso Thailand PCL NVDR(b)	3,992,600	1,250,753
Glow Energy PCL NVDR	706,900	1,932,251
Hana Microelectronics PCL NVDR	1,542,600	1,563,446
Jasmine International PCL NVDR(b)	11,541,900	1,580,985
KGI Securities Thailand PCL NVDR	13,434,700	1,749,482
LPN Development PCL NVDR(b)	5,653,900	1,093,967
Major Cineplex Group PCL NVDR	2,479,800	1,568,915
Pruksa Holding PCL NVDR(b)	2,845,000	1,511,625
PTT Global Chemical PCL NVDR	2,535,034	5,547,333
Quality Houses PCL NVDR	18,569,900	1,494,261
Ratchaburi Electricity Generating Holding PCL NVDR	1,162,300	1,811,632
Sansiri PCL NVDR(b)	36,442,500	1,320,705
Siam Cement PCL (The) NVDR	154,100	2,063,501
Siam Commercial Bank PCL (The) NVDR	604,900	2,480,164
Siamgas & Petrochemicals PCL NVDR	4,807,400	1,255,003
Somboon Advance Technology PCL NVDR	1,410,700	662,891
SPCG PCL NVDR	2,932,100	1,629,945
Star Petroleum Refining PCL NVDR	4,637,838	1,367,422
Thai Oil PCL NVDR	1,080,700	2,198,906
Thai Vegetable Oil PCL NVDR	2,047,797	1,666,665
Thanachart Capital PCL NVDR	1,147,100	1,752,710
Tisco Financial Group PCL NVDR	738,000	1,773,603
TPI Polene Power PCL NVDR	9,330,600	1,619,100
TTW PCL NVDR	4,778,377	1,819,775

Total Thailand		49,979,341

Turkey - 2.1%
Akbank T.A.S.	2,610,173	3,365,813
Aksa Akrilik Kimya Sanayii AS	378,811	531,200
Arcelik AS	341,349	1,013,158
Aygaz AS	320,416	682,403
Borusan Mannesmann Boru Sanayi ve Ticaret AS	340,300	498,945
Cimsa Cimento Sanayi ve Ticaret AS	525,453	745,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2018

Investments	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,611,400	$1,018,271
Eregli Demir ve Celik Fabrikalari T.A.S.	4,610,865	6,257,720
Ford Otomotiv Sanayi AS	123,957	1,165,031
Iskenderun Demir ve Celik AS	835,320	888,722
Petkim Petrokimya Holding AS	1,924,309	1,823,064
Tofas Turk Otomobil Fabrikasi AS	292,864	930,356
Tupras Turkiye Petrol Rafinerileri AS	441,256	9,679,613
Turk Traktor ve Ziraat Makineleri AS	31,616	207,410
Turkcell Iletisim Hizmetleri AS	3,642,125	8,331,860
Turkiye Garanti Bankasi AS	2,177,382	3,257,949
Turkiye Is Bankasi AS Group C	708,832	603,584
Vestel Beyaz Esya Sanayi ve Ticaret AS	87,659	198,060

Total Turkey		41,198,882

TOTAL COMMON STOCKS (Cost: $2,035,862,432)		1,972,670,372

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Global High Dividend Fund(c) (Cost: $313,564)	6,922	288,953

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $4,948,034)(e)	4,948,034	4,948,034

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,041,124,030)		1,977,907,359
Other Assets less Liabilities - 0.1%		2,077,233

NET ASSETS - 100.0%		$1,979,984,592

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $81,709,521 and the total market value of the collateral held by the Fund was $96,847,362. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $91,899,328.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/2/2019	72,468	USD	81,200,000	KRW	$—	$(305)
State Street Bank and Trust	1/2/2019	76,567	USD	2,485,000	THB	247	—

						$247	$(305)

CURRENCY LEGEND

KRW	South Korean won
THB	Thai baht
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 11.4%
Banco Bradesco S.A. (Preference Shares)	7,600	$75,789
Banco do Brasil S.A.	5,600	67,173
Banco Santander Brasil S.A.	6,400	70,510
BB Seguridade Participacoes S.A.	11,700	83,288
BR Malls Participacoes S.A.	12,500	42,153
Cielo S.A.	17,500	40,141
EDP - Energias do Brasil S.A.	13,600	51,758
Fibria Celulose S.A.	6,404	111,697
Hypera S.A.	19,792	154,220
IRB Brasil Resseguros S.A.	9,034	194,537
Itausa - Investimentos Itau S.A. (Preference Shares)	24,400	76,050
Kroton Educacional S.A.	10,800	24,717
Lojas Renner S.A.	3,900	42,665
Magazine Luiza S.A.	700	32,703
Petrobras Distribuidora S.A.	4,500	29,840
Petroleo Brasileiro S.A. (Preference Shares)	4,700	27,503
Sul America S.A.	26,862	198,221
Telefonica Brasil S.A. (Preference Shares)	4,900	58,447
TIM Participacoes S.A.	17,300	52,894
Vale S.A.	8,203	107,941

Total Brazil		1,542,247

Chile - 1.2%
Cia Cervecerias Unidas S.A.	6,973	89,580
Embotelladora Andina S.A. Class B, (Preference Shares)	19,372	72,425

Total Chile		162,005

China - 24.2%
Alibaba Group Holding Ltd. ADR*	737	101,020
Angang Steel Co., Ltd. Class H	76,000	52,418
Baidu, Inc. ADR*	486	77,080
Bank of Communications Co., Ltd. Class H	210,000	163,883
China Cinda Asset Management Co., Ltd. Class H	496,000	120,367
China CITIC Bank Corp., Ltd. Class H	221,000	134,361
China Communications Construction Co., Ltd. Class H	108,000	102,077
China Communications Services Corp., Ltd. Class H	130,000	107,595
China Construction Bank Corp. Class H	161,000	132,841
China Everbright Bank Co., Ltd. Class H	299,000	129,463
China Longyuan Power Group Corp., Ltd. Class H	104,000	70,800
China Mobile Ltd.	14,000	134,737
China Petroleum & Chemical Corp. Class H	98,000	69,970
China Railway Group Ltd. Class H	133,000	121,120
China Resources Pharmaceutical Group Ltd.(a)	62,500	81,584
China Telecom Corp., Ltd. Class H	248,000	126,703
China Unicom Hong Kong Ltd.	84,000	89,693
Chong Sing Holdings FinTech Group*	3,720,000	47,038
CITIC Ltd.	92,000	144,298
CNOOC Ltd.	49,000	75,728
Dongfeng Motor Group Co., Ltd. Class H	96,000	87,057
Inner Mongolia Yitai Coal Co., Ltd. Class B	83,000	98,106
Jiangsu Expressway Co., Ltd. Class H	24,000	33,474
Jiayuan International Group Ltd.	44,000	81,376
Kunlun Energy Co., Ltd.	76,000	80,569
Metallurgical Corp. of China Ltd. Class H	155,000	37,219
PetroChina Co., Ltd. Class H	134,000	83,522
Shanghai Industrial Holdings Ltd.	43,000	86,996
Shui On Land Ltd.	310,500	69,006
Sinopec Shanghai Petrochemical Co., Ltd. Class H	178,000	77,981
Sinopharm Group Co., Ltd. Class H	20,000	84,043
Sun Art Retail Group Ltd.	57,000	58,097
Tencent Holdings Ltd.	3,300	132,348
Tong Ren Tang Technologies Co., Ltd. Class H	66,000	86,490
Yum China Holdings, Inc.	2,000	67,060
YY, Inc. ADR*	800	47,888

Total China		3,294,008

India - 15.0%
Aurobindo Pharma Ltd.	6,274	65,867
Bajaj Auto Ltd.	1,692	65,924
Bharti Infratel Ltd.	19,432	72,089
Bosch Ltd.	272	76,405
Cipla Ltd.	10,673	79,419
Coal India Ltd.	22,487	77,544
Dabur India Ltd.	12,821	79,086
Dr. Reddy’s Laboratories Ltd. ADR	1,369	51,611
Eicher Motors Ltd.	181	60,040
GAIL India Ltd.	13,747	70,945
Godrej Consumer Products Ltd.	6,996	81,233
HCL Technologies Ltd.	6,618	91,414
Hero MotoCorp Ltd.	1,649	73,321
Hindustan Petroleum Corp., Ltd.	7,907	28,682
Infosys Ltd. ADR	13,266	126,292
JSW Steel Ltd.	8,769	38,529
Mahindra & Mahindra Ltd. GDR	4,202	47,693
Nestle India Ltd.	533	84,627
Oil & Natural Gas Corp., Ltd.	32,758	70,335
Page Industries Ltd.	144	52,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2018

Investments	Shares	Value
Petronet LNG Ltd.	22,317	$71,652
Pidilite Industries Ltd.	4,183	66,377
Power Grid Corp. of India Ltd.	32,761	93,217
Tata Consultancy Services Ltd.	4,762	129,123
Tech Mahindra Ltd.	11,588	120,030
Titan Co., Ltd.	4,395	58,608
Wipro Ltd. ADR	20,459	104,955

Total India		2,037,076

Indonesia - 2.1%
Charoen Pokphand Indonesia Tbk PT	81,000	40,697
Gudang Garam Tbk PT	11,000	63,969
Indah Kiat Pulp & Paper Corp. Tbk PT	33,300	26,746
Indofood CBP Sukses Makmur Tbk PT	108,100	78,557
Matahari Department Store Tbk PT	70,700	27,533
United Tractors Tbk PT	22,600	42,984

Total Indonesia		280,486

Malaysia - 4.1%
Genting Plantations Bhd	35,400	84,463
IOI Corp. Bhd	85,500	92,069
Kuala Lumpur Kepong Bhd	14,100	84,344
Malaysia Airports Holdings Bhd	13,600	27,579
Petronas Chemicals Group Bhd	39,600	89,022
Petronas Dagangan Bhd	12,800	82,081
RHB Bank Bhd	76,500	97,927

Total Malaysia		557,485

Mexico - 3.4%
Alsea S.A.B. de C.V.	24,454	63,514
Arca Continental S.A.B. de C.V.	8,998	50,153
Gruma S.A.B. de C.V. Class B	7,168	81,057
Grupo Financiero Banorte S.A.B. de C.V. Class O	15,117	73,521
Grupo Financiero Inbursa S.A.B. de C.V. Class O	66,784	95,935
Grupo Televisa S.A.B. Series CPO	21,100	52,863
Mexichem S.A.B. de C.V.	18,993	48,163

Total Mexico		465,206

Philippines - 1.2%
DMCI Holdings, Inc.	91,000	22,116
Jollibee Foods Corp.	12,590	69,863
Manila Electric Co.	10,070	72,770

Total Philippines		164,749

Poland - 1.2%
Grupa Lotos S.A.	2,802	66,008
Jastrzebska Spolka Weglowa S.A.*	1,492	26,713
PLAY Communications S.A.(a)	11,844	65,577

Total Poland		158,298

Russia - 4.6%
Gazprom PJSC ADR	15,862	70,253
Lukoil PJSC ADR	967	69,121
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	7,695	63,792
MMC Norilsk Nickel PJSC ADR	3,171	59,488
Novolipetsk Steel PJSC GDR Reg S	3,305	75,618
PhosAgro PJSC GDR Reg S	5,566	70,967
Polyus PJSC GDR Reg S	1,271	49,696
Rosneft Oil Co. PJSC GDR Reg S	11,062	68,363
Severstal PJSC GDR Reg S	3,320	45,318
Tatneft PJSC ADR	905	57,015

Total Russia		629,631

Singapore - 0.4%
BOC Aviation Ltd.(a)	6,300	46,630

South Africa - 1.3%
AngloGold Ashanti Ltd.	6,363	80,394
Telkom S.A. SOC Ltd.	22,850	100,534

Total South Africa		180,928

South Korea - 14.3%
Cheil Worldwide, Inc.	3,478	70,134
CJ CheilJedang Corp.	203	60,129
CJ ENM Co., Ltd.	198	35,827
Coway Co., Ltd.	820	54,456
Daelim Industrial Co., Ltd.	396	36,377
DB Insurance Co., Ltd.	1,512	95,398
E-Mart, Inc.	282	46,124
GS Engineering & Construction Corp.	403	15,801
GS Holdings Corp.	1,385	64,049
Hankook Tire Co., Ltd.	1,583	56,961
Hyundai Marine & Fire Insurance Co., Ltd.	2,295	84,432
Industrial Bank of Korea	8,074	101,667
Kangwon Land, Inc.	2,420	69,403
KEPCO Plant Service & Engineering Co., Ltd.	481	14,312
Kia Motors Corp.	2,661	80,369
KT Corp. ADR	5,996	85,263
KT&G Corp.	846	76,957
Kumho Petrochemical Co., Ltd.	450	35,208
LG Electronics, Inc.	636	35,511
LG Uplus Corp.	3,692	58,401
Lotte Shopping Co., Ltd.	262	49,545
NCSoft Corp.	117	48,916
Orange Life Insurance Ltd.(a)	2,556	64,141
Pearl Abyss Corp.*	204	38,010
S-1 Corp.	129	11,619
Samsung Electronics Co., Ltd.	2,795	96,941
Samsung Fire & Marine Insurance Co., Ltd.	420	101,255
Shinhan Financial Group Co., Ltd.	2,756	97,811
SK Holdings Co., Ltd.	155	36,118
SK Hynix, Inc.	1,476	80,030
SK Innovation Co., Ltd.	331	53,248
SK Telecom Co., Ltd.	385	92,989

Total South Korea		1,947,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2018

Investments	Shares	Value
Taiwan - 11.4%
AU Optronics Corp.	207,000	$82,835
Chicony Electronics Co., Ltd.	40,000	81,465
China Development Financial Holding Corp.	210,000	66,408
China Life Insurance Co., Ltd.	80,000	72,486
China Steel Corp.	98,000	77,317
Chunghwa Telecom Co., Ltd.	14,000	51,469
Eclat Textile Co., Ltd.	2,000	22,644
Far EasTone Telecommunications Co., Ltd.	20,000	49,712
Feng TAY Enterprise Co., Ltd.	4,000	22,839
Formosa Chemicals & Fibre Corp.	14,000	47,825
Highwealth Construction Corp.	34,000	49,777
Inventec Corp.	80,000	57,390
Lite-On Technology Corp.	34,000	44,910
Macronix International	35,120	20,967
Nanya Technology Corp.	19,000	33,998
Nien Made Enterprise Co., Ltd.	2,000	15,356
Novatek Microelectronics Corp.	15,000	69,298
Pou Chen Corp.	49,000	51,970
Powertech Technology, Inc.	34,000	73,117
President Chain Store Corp.	3,000	30,354
Ruentex Development Co., Ltd.	28,600	41,639
Ruentex Industries Ltd.	9,800	25,060
Shin Kong Financial Holding Co., Ltd.	197,576	57,659
Taiwan Cement Corp.	20,000	23,164
Taiwan High Speed Rail Corp.	15,000	14,909
Taiwan Mobile Co., Ltd.	13,000	45,043
Uni-President Enterprises Corp.	24,000	54,501
United Microelectronics Corp.	139,000	50,875
Walsin Technology Corp.	3,000	15,031
WPG Holdings Ltd.	59,960	72,080
Yageo Corp.	2,000	20,757
Yuanta Financial Holding Co., Ltd.	167,000	83,943
Zhen Ding Technology Holding Ltd.	11,000	28,702

Total Taiwan		1,555,500

Thailand - 3.7%
Advanced Info Service PCL NVDR	14,700	77,879
Bangkok Dusit Medical Services PCL NVDR	92,000	70,074
Electricity Generating PCL NVDR	11,400	86,830
Home Product Center PCL NVDR	158,200	73,853
IRPC PCL NVDR	387,700	68,467
PTT Global Chemical PCL NVDR	30,200	66,086
PTT PCL NVDR	45,400	64,140

Total Thailand		507,329

Turkey - 0.3%
Tofas Turk Otomobil Fabrikasi AS	7,373	23,422
Turk Hava Yollari AO*	6,077	18,403

Total Turkey		41,825

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $13,582,825)		13,570,805
Other Assets less Liabilities - 0.2%		28,339

NET ASSETS - 100.0%		$13,599,144

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	1/2/2019	420	USD	8,265	MXN	$—	$—
Citibank N.A.	1/3/2019	5,884,578	BRL	1,518,679	USD	—	(372)
Citibank N.A.	1/15/2019	611,919	USD	42,574,259	RUB	—	(1,275)
Citibank N.A.	1/16/2019	1,494,828	USD	5,803,373	BRL	—	(1,014)
Citibank N.A.	1/16/2019	153,979	USD	106,923,374	CLP	—	(127)
Goldman Sachs	1/3/2019	1,502,318	USD	5,884,578	BRL	—	(15,989)
Goldman Sachs	3/20/2019	27,663,253	CNY	3,993,540	USD	37,077	—
Goldman Sachs	3/20/2019	25,042,556	THB	767,024	USD	3,671	—
Goldman Sachs	3/20/2019	4,010,911	USD	27,663,253	CNY	—	(19,706)
HSBC Holdings PLC	3/20/2019	766,580	USD	25,042,556	THB	—	(4,114)
Merrill Lynch International	1/4/2019	14,575	USD	60,333	MYR	—	(25)
UBS AG	1/3/2019	2,331,293	MYR	560,912	USD	3,224	—
UBS AG	1/3/2019	2,052	USD	16,071	HKD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

December 31, 2018

UBS AG	1/3/2019	557,254	USD	2,331,293	MYR	$—	$(6,883)
UBS AG	1/4/2019	49,091,356	TWD	1,600,559	USD	—	(3,281)
UBS AG	1/4/2019	1,593,101	USD	49,091,356	TWD	—	(4,177)
UBS AG	3/20/2019	2,916,377	MYR	697,183	USD	7,934	—
UBS AG	3/20/2019	697,014	USD	2,916,377	MYR	—	(8,103)

						$51,906	$(65,066)

CURRENCY LEGEND

BRL	Brazilian real
CLP	Chilean peso
CNY	Chinese yuan
HKD	Hong Kong dollar
MXN	Mexican peso
MYR	Malaysian ringgit
RUB	Russian ruble
THB	Thai baht
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 4.7%
Banco do Brasil S.A.	20,223	$242,577
Banco Santander Brasil S.A.	18,597	204,887
Bradespar S.A. (Preference Shares)	17,610	143,988
Braskem S.A. Class A, (Preference Shares)	12,966	158,506
Estacio Participacoes S.A.	33,958	208,177
Itau Unibanco Holding S.A. (Preference Shares)	55,589	509,164
Lojas Renner S.A.	27,240	298,001
Magazine Luiza S.A.	5,406	252,561
Multiplan Empreendimentos Imobiliarios S.A.	33,030	207,175
Odontoprev S.A.	52,155	185,030
Porto Seguro S.A.	15,191	204,402
Raia Drogasil S.A.	13,062	192,606
Sao Martinho S.A.	37,543	176,200
SLC Agricola S.A.	16,297	176,016

Total Brazil		3,159,290

Chile - 1.8%
Cia Cervecerias Unidas S.A.	18,146	233,116
Colbun S.A.	1,016,664	204,153
Embotelladora Andina S.A. Class B, (Preference Shares)	55,770	208,503
Empresas CMPC S.A.	49,186	156,353
Latam Airlines Group S.A.	21,303	212,852
SONDA S.A.	114,585	179,456

Total Chile		1,194,433

China - 30.7%
AAC Technologies Holdings, Inc.	26,000	150,932
Agile Group Holdings Ltd.	198,000	232,916
Agricultural Bank of China Ltd. Class H	618,000	270,743
Air China Ltd. Class H	228,000	198,607
Anhui Conch Cement Co., Ltd. Class A	29,900	127,514
Anhui Conch Cement Co., Ltd. Class H	34,000	165,020
ANTA Sports Products Ltd.	63,000	302,151
Anxin Trust Co., Ltd. Class A	173,700	110,560
BAIC Motor Corp., Ltd. Class H(a)	364,000	192,011
Bank of China Ltd. Class H	1,167,000	503,804
Beijing Capital International Airport Co., Ltd. Class H	210,000	222,892
BYD Electronic International Co., Ltd.	163,500	205,488
China Cinda Asset Management Co., Ltd. Class H	885,000	214,769
China CITIC Bank Corp., Ltd. Class H	370,000	224,948
China Gas Holdings Ltd.	83,000	295,772
China International Travel Service Corp., Ltd. Class A	19,000	166,596
China Jinmao Holdings Group Ltd.	532,000	239,182
China Longyuan Power Group Corp., Ltd. Class H	277,000	188,574
China Medical System Holdings Ltd.	159,000	147,844
China Mobile Ltd.	71,500	688,119
China National Building Material Co., Ltd. Class H	200,000	136,921
China Petroleum & Chemical Corp. Class H	498,000	355,562
China Railway Construction Corp., Ltd. Class H	172,000	238,579
China Resources Beer Holdings Co., Ltd.	74,000	258,502
China Resources Cement Holdings Ltd.	166,000	149,476
China Resources Gas Group Ltd.	60,000	237,568
China Shenhua Energy Co., Ltd. Class H	125,500	275,065
China Southern Airlines Co., Ltd. Class H	346,000	214,334
China Yangtze Power Co., Ltd. Class A	59,000	136,464
China ZhengTong Auto Services Holdings Ltd.	345,500	206,082
Country Garden Holdings Co., Ltd.	279,000	339,603
CRRC Corp., Ltd. Class H	242,000	236,147
CSPC Pharmaceutical Group Ltd.	168,000	242,472
Dongyue Group Ltd.	247,000	127,454
Fufeng Group Ltd.*(b)	321,000	135,709
Future Land Development Holdings Ltd.	396,000	271,103
Fuyao Glass Industry Group Co., Ltd. Class H(a)	63,200	202,208
Geely Automobile Holdings Ltd.	170,000	299,642
Gree Electric Appliances, Inc. of Zhuhai Class A*	21,800	113,323
Greenland Holdings Corp., Ltd. Class A	140,000	124,590
Greentown Service Group Co., Ltd.(b)	316,000	242,166
Guangzhou Automobile Group Co., Ltd. Class H	194,400	193,920
Haier Electronics Group Co., Ltd.*	99,000	243,537
Haitian International Holdings Ltd.	112,000	216,008
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	48,200	180,846
Hangzhou Robam Appliances Co., Ltd. Class A	34,600	101,748
Huadong Medicine Co., Ltd. Class A	20,600	79,391
Huaneng Renewables Corp., Ltd. Class H	774,000	207,603
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	36,300	120,970
Jiangsu Expressway Co., Ltd. Class H	168,000	234,318
Jiangsu Hengrui Medicine Co., Ltd. Class A	17,700	135,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2018

Investments	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	8,200	$113,128
Jiangxi Ganfeng Lithium Co., Ltd. Class A	32,200	103,555
Jinke Properties Group Co., Ltd. Class A	145,000	130,730
Kingboard Holdings Ltd.	78,500	209,551
Kingboard Laminates Holdings Ltd.	202,000	166,670
Kunlun Energy Co., Ltd.	208,000	220,504
Kweichow Moutai Co., Ltd. Class A	3,300	283,588
Lee & Man Paper Manufacturing Ltd.	193,000	163,682
Logan Property Holdings Co., Ltd.	272,000	340,810
Longfor Group Holdings Ltd.	112,500	336,235
LONGi Green Energy Technology Co., Ltd. Class A	56,800	144,281
New China Life Insurance Co., Ltd. Class H	42,500	168,820
Nexteer Automotive Group Ltd.	171,000	243,744
Ping An Insurance Group Co. of China Ltd. Class A	27,900	227,972
Ping An Insurance Group Co. of China Ltd. Class H	72,500	640,331
RiseSun Real Estate Development Co., Ltd. Class A	116,300	134,667
Shanghai 2345 Network Holding Group Co., Ltd. Class A	174,800	93,947
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	19,500	99,549
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	148,500	85,652
Shenzhou International Group Holdings Ltd.	29,000	328,731
Sihuan Pharmaceutical Holdings Group Ltd.	1,001,000	175,158
Silergy Corp.	16,000	235,807
Sinopec Shanghai Petrochemical Co., Ltd. Class A	139,000	101,025
Sinopec Shanghai Petrochemical Co., Ltd. Class H	386,000	169,105
SSY Group Ltd.	242,000	179,274
Sunac China Holdings Ltd.(b)	108,000	351,753
Sunny Optical Technology Group Co., Ltd.	27,200	241,798
Tencent Holdings Ltd.	62,600	2,510,604
Uni-President China Holdings Ltd.	241,000	209,315
Weichai Power Co., Ltd. Class A	100,100	112,264
Weichai Power Co., Ltd. Class H	253,000	289,213
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	78,400	107,796
Xinyi Solar Holdings Ltd.	658,000	231,118
Zhejiang Dahua Technology Co., Ltd. Class A	58,800	98,147
Zhongsheng Group Holdings Ltd.	120,000	237,874

Total China		20,592,142

Hong Kong - 0.4%
China Water Affairs Group Ltd.	242,000	259,020

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC	21,814	239,261

India - 12.8%
Adani Ports & Special Economic Zone Ltd.	44,827	248,935
AIA Engineering Ltd.	9,484	227,832
Asian Paints Ltd.	9,842	193,562
Aurobindo Pharma Ltd.	19,289	202,505
Bajaj Auto Ltd.	6,543	254,930
Balkrishna Industries Ltd.	15,415	203,995
Bharat Forge Ltd.	24,525	178,699
Britannia Industries Ltd.	5,428	242,217
Container Corp. of India Ltd.	22,500	221,632
Eicher Motors Ltd.	786	260,724
GAIL India Ltd.	52,996	273,501
Godrej Consumer Products Ltd.	29,273	339,901
Hindustan Unilever Ltd.	14,543	379,047
Info Edge India Ltd.	11,792	243,331
Infosys Ltd.	57,156	539,468
InterGlobe Aviation Ltd.(a)	16,419	273,995
JSW Steel Ltd.	42,909	188,532
Larsen & Toubro Infotech Ltd.(a)	9,320	231,108
Marico Ltd.	54,229	290,039
Maruti Suzuki India Ltd.	3,400	363,571
Motherson Sumi Systems Ltd.	83,613	199,826
Mphasis Ltd.	13,286	193,814
Natco Pharma Ltd.	21,011	204,663
Nestle India Ltd.	1,957	310,722
Page Industries Ltd.	680	245,827
Petronet LNG Ltd.	84,142	270,149
Pidilite Industries Ltd.	13,300	211,049
Power Grid Corp. of India Ltd.	83,873	238,650
Reliance Industries Ltd.	39,364	632,198
Sun Pharmaceutical Industries Ltd.	28,992	178,773
Titan Co., Ltd.	22,501	300,056
UPL Ltd.	20,020	217,434

Total India		8,560,685

Indonesia - 2.5%
Adaro Energy Tbk PT	1,860,200	157,173
Bank Central Asia Tbk PT	194,100	350,946
Bank Danamon Indonesia Tbk PT	395,000	208,762
Bank Mandiri Persero Tbk PT	606,700	311,155
Gudang Garam Tbk PT	40,300	234,360
Kalbe Farma Tbk PT	2,500,531	264,312
United Tractors Tbk PT	99,300	188,863

Total Indonesia		1,715,571

Malaysia - 2.6%
CIMB Group Holdings Bhd	163,300	225,636
Hartalega Holdings Bhd	151,800	225,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2018

Investments	Shares	Value
Inari Amertron Bhd	443,775	$161,080
IOI Corp. Bhd	172,100	185,322
Malaysia Airports Holdings Bhd	101,300	205,419
My EG Services Bhd	807,750	190,576
Petronas Chemicals Group Bhd	92,800	208,618
Petronas Dagangan Bhd	31,700	203,279
Press Metal Aluminium Holdings Bhd	119,400	139,553

Total Malaysia		1,745,025

Mexico - 2.2%
Bolsa Mexicana de Valores S.A.B. de C.V.	134,882	229,372
Fomento Economico Mexicano S.A.B. de C.V.	37,107	317,921
Gruma S.A.B. de C.V. Class B	19,860	224,580
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	26,028	211,251
Grupo Financiero Inbursa S.A.B. de C.V. Class O	161,930	232,612
Grupo Mexico S.A.B. de C.V. Series B	78,472	161,138
Industrias Penoles S.A.B. de C.V.	9,403	114,562

Total Mexico		1,491,436

Philippines - 1.0%
International Container Terminal Services, Inc.	116,940	222,383
Jollibee Foods Corp.	45,120	250,376
SM Prime Holdings, Inc.	343,900	234,128

Total Philippines		706,887

Poland - 0.5%
Polski Koncern Naftowy Orlen S.A.	10,933	314,741

Russia - 3.2%
Lukoil PJSC ADR	6,479	463,119
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	17,399	144,238
Novatek PJSC GDR Reg S	1,922	328,662
Novolipetsk Steel PJSC GDR Reg S	7,351	168,191
Sberbank of Russia PJSC ADR	45,297	496,455
Severstal PJSC GDR Reg S	12,060	164,619
Tatneft PJSC ADR	5,693	358,659

Total Russia		2,123,943

Singapore - 0.5%
IGG, Inc.	246,000	337,453

South Africa - 5.2%
African Rainbow Minerals Ltd.	18,617	184,229
AVI Ltd.	30,258	213,857
Capitec Bank Holdings Ltd.	3,618	281,190
Clicks Group Ltd.	20,827	277,187
Foschini Group Ltd. (The)	18,438	213,079
KAP Industrial Holdings Ltd.	339,852	191,602
Mondi Ltd.	7,030	151,288
Mr. Price Group Ltd.	13,634	233,299
Pick n Pay Stores Ltd.	49,809	234,658
PSG Group Ltd.	13,534	230,318
Shoprite Holdings Ltd.	18,102	239,284
SPAR Group Ltd. (The)	15,563	224,492
Standard Bank Group Ltd.	29,496	366,644
Tiger Brands Ltd.	11,731	223,268
Truworths International Ltd.	38,265	234,352

Total South Africa		3,498,747

South Korea - 12.1%
CJ ENM Co., Ltd.	1,021	184,746
Coway Co., Ltd.	3,216	213,574
Daelim Industrial Co., Ltd.	3,386	311,046
Douzone Bizon Co., Ltd.	5,411	251,686
E-Mart, Inc.	1,101	180,079
GS Holdings Corp.	4,089	189,095
Hana Financial Group, Inc.	7,541	244,991
Hotel Shilla Co., Ltd.	3,286	225,290
KIWOOM Securities Co., Ltd.	3,765	263,867
Koh Young Technology, Inc.	2,154	159,262
Korea Investment Holdings Co., Ltd.	3,844	204,981
Kumho Petrochemical Co., Ltd.	2,101	164,382
LG Household & Health Care Ltd.	319	314,769
LG Household & Health Care Ltd. (Preference Shares)	331	194,601
LG Uplus Corp.	14,356	227,087
Lotte Chemical Corp.	856	212,504
LOTTE Fine Chemical Co., Ltd.	4,519	166,253
Medy-Tox, Inc.	518	268,238
Meritz Fire & Marine Insurance Co., Ltd.	13,839	271,000
NAVER Corp.	3,136	342,886
NCSoft Corp.	869	363,316
POSCO Chemtech Co., Ltd.	2,262	129,136
S-1 Corp.	2,527	227,607
S-Oil Corp.	2,248	196,836
Samsung Electronics Co., Ltd.	49,940	1,732,101
Samsung SDS Co., Ltd.	1,569	286,858
SK Hynix, Inc.	8,226	446,024
Ssangyong Cement Industrial Co., Ltd.	32,688	184,269

Total South Korea		8,156,484

Taiwan - 12.2%
Accton Technology Corp.	85,000	272,668
AU Optronics Corp.	592,000	236,900
Chailease Holding Co., Ltd.	76,000	239,594
China Life Insurance Co., Ltd.	244,000	221,082
China Steel Corp.	225,000	177,514
Chroma ATE, Inc.	56,000	214,985
CTBC Financial Holding Co., Ltd.	405,000	266,161
Feng TAY Enterprise Co., Ltd.	41,680	237,982
Formosa Chemicals & Fibre Corp.	65,000	222,045
Global Unichip Corp.	29,000	194,359
Gourmet Master Co., Ltd.	33,000	221,167
Grand Pacific Petrochemical	196,000	139,330
Hota Industrial Manufacturing Co., Ltd.	47,383	185,758
LCY Chemical Corp.	97,000	166,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2018

Investments	Shares	Value
Lien Hwa Industrial Corp.	172,000	$165,917
Micro-Star International Co., Ltd.	91,000	226,190
Nan Ya Plastics Corp.	97,000	238,263
Nien Made Enterprise Co., Ltd.	34,000	261,053
Parade Technologies Ltd.	18,000	251,814
President Chain Store Corp.	26,000	263,071
Realtek Semiconductor Corp.	59,000	274,490
Taiwan Semiconductor Manufacturing Co., Ltd.	262,291	1,924,281
TCI Co., Ltd.	21,000	354,589
Uni-President Enterprises Corp.	124,000	281,589
Vanguard International Semiconductor Corp.	114,000	220,679
Win Semiconductors Corp.	54,000	207,307
Winbond Electronics Corp.	616,000	271,556
Yageo Corp.	22,000	228,324

Total Taiwan		8,164,979

Thailand - 4.9%
Airports of Thailand PCL NVDR	142,800	281,784
Bangkok Chain Hospital PCL NVDR	342,800	175,822
Beauty Community PCL NVDR	897,200	180,487
Central Pattana PCL NVDR	107,600	247,024
CP ALL PCL NVDR	114,117	240,957
Energy Absolute PCL NVDR	169,200	220,854
Home Product Center PCL NVDR	549,800	256,663
Indorama Ventures PCL NVDR	99,600	165,949
IRPC PCL NVDR	1,368,000	241,585
PTT Global Chemical PCL NVDR	85,300	186,659
PTT PCL NVDR	228,400	322,678
Siam Global House PCL NVDR	320,500	191,946
Thai Oil PCL NVDR	92,300	187,803
Tisco Financial Group PCL NVDR	90,300	217,014
WHA Corp. PCL NVDR	1,516,100	199,291

Total Thailand		3,316,516

Turkey - 2.3%
BIM Birlesik Magazalar AS	15,512	253,678
Eregli Demir ve Celik Fabrikalari T.A.S.	110,152	149,495
Ford Otomotiv Sanayi AS	22,442	210,925
Haci Omer Sabanci Holding AS	145,777	206,065
TAV Havalimanlari Holding AS	40,032	179,997
Tekfen Holding AS	64,477	251,126
Turkiye Garanti Bankasi AS	176,367	263,892

Total Turkey		1,515,178

TOTAL COMMON STOCKS (Cost: $64,520,278)		67,091,791

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $125,287)(d)	125,287	125,287

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $64,645,565)		67,217,078
Other Assets less Liabilities - (0.2)%		(114,531)

NET ASSETS - 100.0%		$67,102,547

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $508,540 and the total market value of the collateral held by the Fund was $541,578. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $416,291.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 7.1%
AES Tiete Energia S.A.	863,243	$2,231,747
Alupar Investimento S.A.	234,618	1,109,604
Arezzo Industria e Comercio S.A.	95,888	1,362,212
Camil Alimentos S.A.	356,876	649,158
Cia de Locacao das Americas	81,601	793,745
Cia de Saneamento de Minas Gerais-COPASA	341,785	5,426,055
Cia de Saneamento do Parana	389,219	6,176,087
Cia Hering	484,039	3,651,758
Cia Paranaense de Energia	55,672	428,053
CVC Brasil Operadora e Agencia de Viagens S.A.	73,505	1,160,301
Duratex S.A.	228,775	698,293
EcoRodovias Infraestrutura e Logistica S.A.	918,978	2,224,089
EDP - Energias do Brasil S.A.	872,819	3,321,700
Estacio Participacoes S.A.	314,896	1,930,447
Ez Tec Empreendimentos e Participacoes S.A.	442,219	2,854,756
Fleury S.A.	566,676	2,892,047
Grendene S.A.	689,269	1,458,300
Guararapes Confeccoes S.A.	14,041	588,992
Iguatemi Empresa de Shopping Centers S.A.	130,279	1,398,337
Instituto Hermes Pardini S.A.	109,773	529,641
Iochpe Maxion S.A.	303,788	1,866,269
Linx S.A.	183,604	1,544,344
LOG Commercial Properties e Participacoes S.A.*	81,683	379,777
Mahle-Metal Leve S.A.	159,896	1,036,338
MRV Engenharia e Participacoes S.A.	1,120,599	3,573,658
Multiplus S.A.	352,285	2,286,001
Odontoprev S.A.	383,682	1,361,189
Qualicorp Consultoria e Corretora de Seguros S.A.	1,501,828	4,994,791
Sao Martinho S.A.	339,800	1,594,778
Ser Educacional S.A.(a)	129,774	520,670
SLC Agricola S.A.	116,088	1,253,807
Smiles Fidelidade S.A.	305,859	3,454,157
Sul America S.A.	418,434	3,087,715
Tegma Gestao Logistica S.A.	137,656	976,724
TOTVS S.A.	154,790	1,084,319
Transmissora Alianca de Energia Eletrica S.A.	2,482,693	15,117,475
Tupy S.A.	287,293	1,493,635
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	151,072	701,618
Via Varejo S.A.	233,592	264,586
Wiz Solucoes e Corretagem de Seguros S.A.	513,942	929,558

Total Brazil		88,406,731

Chile - 1.6%
CAP S.A.	227,786	1,995,589
Empresas Lipigas S.A.	188,120	1,531,525
Engie Energia Chile S.A.	466,970	853,532
Grupo Security S.A.	3,025,907	1,268,526
Inversiones Aguas Metropolitanas S.A.	2,124,461	3,100,366
Inversiones La Construccion S.A.	150,810	2,423,391
Parque Arauco S.A.	1,188,578	2,645,871
Ripley Corp. S.A.	1,419,496	1,180,677
Salfacorp S.A.	427,825	610,791
Sociedad Matriz SAAM S.A.	14,593,758	1,258,974
SONDA S.A.	1,335,974	2,092,320
Vina Concha y Toro S.A.	664,586	1,297,188

Total Chile		20,258,750

China - 21.3%
361 Degrees International Ltd.	3,730,000	776,552
Anhui Anke Biotechnology Group Co., Ltd. Class A	174,400	339,366
Anhui Expressway Co., Ltd. Class H	2,241,666	1,339,958
Anhui Yingjia Distillery Co., Ltd. Class A	339,900	698,543
Anhui Zhongding Sealing Parts Co., Ltd. Class A	783,600	1,155,022
Asia Cement China Holdings Corp.	813,000	570,082
Ausnutria Dairy Corp., Ltd.	653,000	733,956
BAIC Motor Corp., Ltd. Class H(a)	2,737,000	1,443,774
Bank of Chongqing Co., Ltd. Class H(b)	2,085,500	1,190,672
Beijing Capital International Airport Co., Ltd. Class H	3,858,000	4,094,846
Beijing Capital Land Ltd. Class H	6,494,000	2,330,735
Beijing Dahao Technology Corp. Ltd. Class A	292,402	474,865
Beijing Jingneng Clean Energy Co., Ltd. Class H	7,584,000	1,830,773
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	279,000	439,025
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,412,800	1,629,750
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Real Estate Ltd.	3,543,000	1,303,281
Central China Securities Co., Ltd. Class H(b)	6,344,000	1,345,072
CGN New Energy Holdings Co., Ltd.(a)	1,602,000	220,984
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	112,460	778,049
Chaowei Power Holdings Ltd.(b)	949,000	367,268
Chengdu Xingrong Environment Co., Ltd. Class A	1,279,100	750,801
China Agri-Industries Holdings Ltd.	3,034,000	1,081,170
China Aoyuan Group Ltd.	6,427,000	4,079,801
China BlueChemical Ltd. Class H	3,586,000	1,126,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
China Communications Services Corp., Ltd. Class H	3,954,000	$3,272,548
China Datang Corp. Renewable Power Co., Ltd. Class H	3,151,000	378,312
China Everbright Greentech Ltd.(a)(b)	1,196,000	850,865
China Harmony New Energy Auto Holding Ltd.(b)	2,479,000	930,890
China High Speed Transmission Equipment Group Co., Ltd.(b)	795,000	761,557
China Lesso Group Holdings Ltd.	5,553,000	2,780,277
China Lilang Ltd.	2,600,000	2,191,753
China Maple Leaf Educational Systems Ltd.(b)	2,782,000	1,236,547
China Meidong Auto Holdings Ltd.	1,156,000	437,043
China New Higher Education Group Ltd.(a)(b)	559,000	244,181
China Overseas Grand Oceans Group Ltd.	3,504,000	1,150,195
China Overseas Property Holdings Ltd.(b)	2,105,000	615,690
China Power Clean Energy Development Co., Ltd.(b)	1,444,000	437,109
China Power International Development Ltd.	18,045,000	4,102,524
China Railway Signal & Communication Corp., Ltd. Class H(a)(b)	3,803,000	2,661,835
China Reinsurance Group Corp. Class H	18,642,000	3,809,665
China Resources Medical Holdings Co., Ltd.	957,500	626,157
China Sanjiang Fine Chemicals Co., Ltd.	4,225,000	1,014,516
China SCE Group Holdings Ltd.	10,594,000	3,856,374
China Shineway Pharmaceutical Group Ltd.	812,000	789,251
China Singyes Solar Technologies Holdings Ltd.†(b)	2,446,000	645,894
China South City Holdings Ltd.(b)	15,146,000	2,147,312
China Suntien Green Energy Corp., Ltd. Class H	7,936,000	2,047,516
China Tian Lun Gas Holdings Ltd.	537,000	441,707
China Travel International Investment Hong Kong Ltd.	6,338,000	1,691,893
China Yongda Automobiles Services Holdings Ltd.(b)	4,912,500	2,986,646
China Yuhua Education Corp., Ltd.(a)	2,356,000	956,922
China ZhengTong Auto Services Holdings Ltd.(b)	4,391,000	2,619,115
Chinasoft International Ltd.*(b)	622,000	309,040
Chinese Universe Publishing and Media Group Co., Ltd. Class A	1,211,100	2,294,946
Chongqing Rural Commercial Bank Co., Ltd. Class H	11,471,000	6,153,538
Chow Tai Seng Jewellery Co., Ltd. Class A	98,000	394,387
CIMC Enric Holdings Ltd.	558,000	426,909
CITIC Guoan Information Industry Co., Ltd. Class A	1,872,000	918,863
CITIC Resources Holdings Ltd.(b)	7,174,000	568,103
CITIC Telecom International Holdings Ltd.	7,525,000	2,643,099
CMST Development Co., Ltd. Class A	510,800	371,994
COFCO Tunhe Sugar Co., Ltd. Class A	1,128,000	1,209,211
Cogobuy Group*(a)(b)	1,143,000	386,871
Colour Life Services Group Co., Ltd.*(b)	1,293,000	691,969
Consun Pharmaceutical Group Ltd.	970,000	563,712
COSCO Shipping Energy Transportation Co., Ltd. Class H(b)	1,334,000	666,203
CPMC Holdings Ltd.(b)	2,708,000	1,300,501
CT Environmental Group Ltd.(b)	5,890,000	236,974
Dah Chong Hong Holdings Ltd.	3,812,000	1,319,461
Dalian Port PDA Co., Ltd. Class A	2,289,100	616,810
Dongyue Group Ltd.	4,057,000	2,093,441
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,128,600	1,155,608
Elion Clean Energy Co., Ltd. Class A	676,600	557,781
Eternal Asia Supply Chain Management Ltd. Class A	930,400	678,926
Fantasia Holdings Group Co., Ltd.(b)	9,916,500	1,139,922
Fu Shou Yuan International Group Ltd.	970,000	730,967
Fufeng Group Ltd.*(b)	4,120,000	1,741,805
Fujian Funeng Co., Ltd. Class A	173,600	214,923
Goodbaby International Holdings Ltd.(b)	1,590,000	499,582
Grand Baoxin Auto Group Ltd.(b)	2,685,000	757,898
Greatview Aseptic Packaging Co., Ltd.	2,870,000	1,557,920
Greenland Hong Kong Holdings Ltd.	4,860,000	1,185,616
Greentown China Holdings Ltd.	1,791,500	1,345,453
Greentown Service Group Co., Ltd.(b)	1,142,000	875,168
GRG Banking Equipment Co., Ltd. Class A	1,573,682	1,285,864
Guangdong Fenghua Advanced Technology Holding Co., Ltd. Class A	143,000	223,695
Guangdong Provincial Expressway Development Co., Ltd. Class A	960,000	1,173,136
Guangdong Tapai Group Co., Ltd. Class A	883,400	1,294,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H	8,481,600	$12,826,371
Guorui Properties Ltd.(b)	2,048,000	520,544
Guotai Junan International Holdings Ltd.(b)	15,716,000	2,529,221
Guoxuan High-Tech Co., Ltd. Class A	286,600	482,558
Haisco Pharmaceutical Group Co., Ltd. Class A	275,400	476,937
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	1,462,100	847,570
Hefei Meiya Optoelectronic Technology, Inc. Class A	193,800	600,676
Henan Senyuan Electric Co., Ltd. Class A	256,400	664,742
Hisense Electric Co., Ltd. Class A	699,700	884,600
Hisense Home Appliances Group Co., Ltd. Class H(b)	2,372,000	1,748,094
Hopson Development Holdings Ltd.	2,654,000	2,196,596
Huabao International Holdings Ltd.	4,578,000	1,947,127
Huadian Fuxin Energy Corp., Ltd. Class H	6,818,000	1,663,277
Huafa Industrial Co., Ltd. Zhuhai Class A	3,304,000	2,983,643
Huaneng Renewables Corp., Ltd. Class H	8,440,000	2,263,789
Huayi Brothers Media Corp. Class A	541,400	369,834
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	902,100	940,769
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,134,500	381,708
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	1,301,200	1,163,664
Jiangsu Yangnong Chemical Co., Ltd. Class A	117,173	642,722
Jingrui Holdings Ltd.(b)	4,079,000	1,172,224
Jiuzhitang Co., Ltd. Class A	439,400	627,833
Jizhong Energy Resources Co., Ltd. Class A	1,225,600	672,985
JNBY Design Ltd.	894,500	1,254,460
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	657,900	639,147
Kaisa Group Holdings Ltd.*	8,972,000	2,864,861
Lonking Holdings Ltd.	9,361,000	2,427,127
Luenmei Quantum Co., Ltd. Class A	710,900	936,035
Northeast Securities Co., Ltd. Class A	1,021,600	931,473
ORG Technology Co., Ltd. Class A	2,400,000	1,768,793
Oriental Energy Co., Ltd. Class A	374,000	439,058
Pacific Securities Co., Ltd. (The) Class A	2,224,900	806,910
Poly Property Group Co., Ltd.	8,533,000	2,670,190
Powerlong Real Estate Holdings Ltd.	8,992,800	3,537,691
Q Technology Group Co., Ltd.(b)	665,000	377,969
Rainbow Department Store Co., Ltd. Class A	464,300	741,857
Realcan Pharmaceutical Group Co., Ltd. Class A	282,900	287,198
Redco Group(a)(b)	1,360,000	774,726
Saurer Intelligent Technology Co., Ltd. Class A	386,800	416,901
Sealand Securities Co., Ltd. Class A	2,900,200	1,841,745
Shandong Chenming Paper Holdings Ltd. Class H(b)	2,432,500	1,391,891
Shanghai Bailian Group Co., Ltd. Class A	614,000	755,684
Shanghai Industrial Urban Development Group Ltd.	6,234,000	1,011,218
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	4,417,587	1,072,045
Shanghai La Chapelle Fashion Co., Ltd. Class H(a)	896,600	761,543
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	468,298	992,431
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	238,846	477,991
Shenzhen Expressway Co., Ltd. Class H	2,529,697	2,788,391
Shenzhen Huaqiang Industry Co., Ltd. Class A	189,601	460,077
Shenzhen Sunlord Electronics Co., Ltd. Class A	644,500	1,299,195
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	203,000	431,978
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	296,300	451,418
Shougang Fushan Resources Group Ltd.	19,354,000	3,930,449
Shui On Land Ltd.	17,446,000	3,877,211
Sichuan Hebang Biotechnology Co., Ltd. Class A	3,357,200	792,150
Sichuan Languang Development Co., Ltd. Class A	831,200	651,333
Sihuan Pharmaceutical Holdings Group Ltd.	5,235,000	916,034
Sinochem International Corp. Class A	605,800	603,532
Sinopec Engineering Group Co., Ltd. Class H	3,225,900	2,649,331
Sinopec Kantons Holdings Ltd.	3,150,000	1,396,093
SITC International Holdings Co., Ltd.	5,445,000	5,132,495
Skyworth Digital Holdings Ltd.(b)	6,112,000	1,319,302
Springland International Holdings Ltd.	2,746,000	543,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	926,200	$1,158,812
Taiji Computer Corp. Ltd. Class A	87,800	296,686
TangShan Port Group Co., Ltd. Class A	3,351,600	1,161,835
TCL Electronics Holdings Ltd.	3,420,000	1,310,454
Tian Ge Interactive Holdings Ltd.(a)(b)	1,021,000	399,045
Tiangong International Co., Ltd.(b)	2,158,000	509,915
Tianjin Guangyu Development Co., Ltd. Class A	394,000	429,827
Tianjin Port Co., Ltd. Class A	627,600	646,275
Tianneng Power International Ltd.	3,268,000	2,725,646
Times China Holdings Ltd.	2,822,000	3,135,816
Tong Ren Tang Technologies Co., Ltd. Class H	967,888	1,268,372
TravelSky Technology Ltd. Class H	1,275,000	3,265,118
Tsaker Chemical Group Ltd.(a)(b)	160,500	113,979
Virscend Education Co., Ltd.(a)	1,250,000	629,043
Wangfujing Group Co., Ltd. Class A	219,700	433,915
West China Cement Ltd.	6,714,000	908,995
Western Mining Co., Ltd. Class A	1,234,700	1,046,646
Wisdom Education International Holdings Co., Ltd.	704,000	257,166
Wuxi Taiji Industry Co., Ltd. Class A	619,200	460,858
Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	401,500	633,838
Xiamen ITG Group Corp. Ltd. Class A	1,524,600	1,549,982
Xingda International Holdings Ltd.	4,463,000	1,356,682
Xiwang Special Steel Co., Ltd.	5,805,000	1,067,675
XTEP International Holdings Ltd.	4,398,800	2,387,797
Yadea Group Holdings Ltd.(a)(b)	1,284,000	495,275
Yang Quan Coal Industry Group Co., Ltd. Class A	1,544,900	1,134,086
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	212,000	706,725
Yifan Pharmaceutical Co., Ltd. Class A	890,300	1,387,507
Yuexiu Property Co., Ltd.	35,844,000	6,592,547
Yuexiu Transport Infrastructure Ltd.	3,024,000	2,294,259
Yunnan Aluminium Co., Ltd. Class A	920,800	520,370
Yunnan Hongxiang Yixintang Pharmaceutical Co., Ltd. Class A	107,903	279,435
Yuzhou Properties Co., Ltd.	15,178,000	6,261,687
Zhaojin Mining Industry Co., Ltd. Class H	1,079,000	1,095,627
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,225,300	1,604,417
Zhejiang Runtu Co., Ltd. Class A	839,000	1,099,815
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,849,568	2,087,792
Zhejiang Wanliyang Co., Ltd. Class A	359,300	344,872
Zhenro Properties Group Ltd.	2,526,000	1,651,877
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	1,503,500	664,437

Total China		265,774,228

Czech Republic - 0.7%
Moneta Money Bank AS(a)	2,857,390	9,201,379

Hong Kong - 1.1%
C&D International Investment Group Ltd.(b)	837,000	714,128
Canvest Environmental Protection Group Co., Ltd.(b)	758,000	398,879
China Water Affairs Group Ltd.(b)	1,994,000	2,134,241
Citychamp Watch & Jewellery Group Ltd.	4,932,000	1,026,798
CP Pokphand Co., Ltd.	14,666,000	1,255,049
Crystal International Group Ltd.(a)	1,588,000	805,221
Hua Han Health Industry Holdings Ltd.*†	8,880,000	300,561
IMAX China Holding, Inc.(a)	278,700	740,414
Joy City Property Ltd.	8,906,000	966,888
LVGEM China Real Estate Investment Co., Ltd.(b)	2,440,000	694,975
NetDragon Websoft Holdings Ltd.	354,000	542,574
Pou Sheng International Holdings Ltd.(b)	2,073,000	399,807
Stella International Holdings Ltd.	2,818,000	3,343,729
Vinda International Holdings Ltd.(b)	497,000	782,062

Total Hong Kong		14,105,326

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	1,549,774	2,429,908

India - 3.6%
AIA Engineering Ltd.	18,522	444,950
Amara Raja Batteries Ltd.	35,130	373,792
Anveshan Heavy Engineering Ltd.*†	4,392	0
Apollo Hospitals Enterprise Ltd.	39,136	705,362
Apollo Tyres Ltd.	260,758	881,270
Arvind Fashions Ltd.*	23,720	341,709
Arvind Ltd.	117,394	164,451
Bajaj Corp., Ltd.	169,953	898,634
Bata India Ltd.	24,267	394,271
Care Ratings Ltd.	67,554	954,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Castrol India Ltd.	771,262	$1,670,893
Ceat Ltd.	20,620	385,848
CESC Ltd.	60,840	582,431
Chennai Petroleum Corp., Ltd.	225,328	956,954
Cochin Shipyard Ltd.(a)	131,723	705,736
Coromandel International Ltd.	105,045	677,455
Crompton Greaves Consumer Electricals Ltd.	311,002	1,015,885
DCM Shriram Ltd.	73,521	356,363
Engineers India Ltd.	476,093	852,419
Federal Bank Ltd.	1,584,333	2,116,151
GHCL Ltd.	90,557	318,179
Graphite India Ltd.	67,938	735,042
Greaves Cotton Ltd.	236,467	401,535
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	69,565	339,879
Gujarat Pipavav Port Ltd.	540,777	795,112
HEG Ltd.	22,909	1,216,591
HeidelbergCement India Ltd.	207,834	449,962
Hexaware Technologies Ltd.	67,750	323,053
IDFC Bank Ltd.	2,339,434	1,452,617
Indian Hotels Co., Ltd. (The)	195,016	412,574
Info Edge India Ltd.	24,175	498,857
IRB Infrastructure Developers Ltd.	498,639	1,172,407
Jain Irrigation Systems Ltd.	449,872	449,775
JM Financial Ltd.	431,663	580,270
Kajaria Ceramics Ltd.	53,927	380,884
Karnataka Bank Ltd. (The)	536,092	861,556
Karur Vysya Bank Ltd. (The)	449,349	572,829
KPIT Technologies Ltd.	108,774	339,807
L&T Technology Services Ltd.(a)	9,966	243,865
Mahanagar Gas Ltd.	54,298	703,389
Mangalore Refinery & Petrochemicals Ltd.	659,884	713,618
Mindtree Ltd.	73,708	912,706
Motilal Oswal Financial Services Ltd.	45,771	439,353
Multi Commodity Exchange of India Ltd.	50,088	527,318
Natco Pharma Ltd.	91,634	892,583
National Aluminium Co., Ltd.	3,191,028	3,007,515
NBCC India Ltd.	755,537	624,970
NCC Ltd.	549,075	693,275
NIIT Technologies Ltd.	27,937	459,901
NLC India Ltd.	753,724	751,943
Persistent Systems Ltd.	40,694	362,932
PI Industries Ltd.	59,617	736,470
Rallis India Ltd.	242,387	620,246
Redington India Ltd.	607,186	770,995
Reliance Infrastructure Ltd.	290,867	1,317,369
RP-SG Business Process Services Ltd.*†	12,292	0
RP-SG Retail Ltd.*	36,878	170,661
Sanofi India Ltd.	6,254	570,667
Sobha Ltd.	85,702	558,907
Sonata Software Ltd.	70,788	306,868
South Indian Bank Ltd. (The)	2,672,161	595,174
SRF Ltd.	13,211	378,391
Sundram Fasteners Ltd.	56,478	432,716
Supreme Industries Ltd.	60,286	1,014,409
Tata Global Beverages Ltd.	213,934	672,307
Torrent Power Ltd.	152,423	571,573
Vijaya Bank	665,600	477,165

Total India		45,307,534

Indonesia - 3.1%
Ace Hardware Indonesia Tbk PT	8,010,000	829,965
Adhi Karya Persero Tbk PT	5,018,000	553,097
AKR Corporindo Tbk PT	7,376,745	2,200,712
Astra Agro Lestari Tbk PT	1,290,466	1,061,180
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,442,300	2,486,559
Bank Pembangunan Daerah Jawa Timur Tbk PT	17,258,600	828,125
Bank Tabungan Negara Persero Tbk PT	9,088,416	1,605,325
Barito Pacific Tbk PT	6,362,600	1,057,484
Ciputra Development Tbk PT	9,813,100	689,237
Indika Energy Tbk PT	6,951,500	766,212
Indo Tambangraya Megah Tbk PT	3,866,000	5,444,124
Japfa Comfeed Indonesia Tbk PT	16,986,800	2,539,751
Jasa Marga Persero Tbk PT	2,574,100	766,144
Link Net Tbk PT	3,843,300	1,309,609
Matahari Department Store Tbk PT	14,472,800	5,636,139
Media Nusantara Citra Tbk PT	15,613,340	749,180
Pakuwon Jati Tbk PT	15,162,300	653,729
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,181,600	711,196
PP Persero Tbk PT	5,829,200	731,690
Ramayana Lestari Sentosa Tbk PT	4,983,500	492,112
Sawit Sumbermas Sarana Tbk PT	4,079,700	354,633
Sri Rejeki Isman Tbk PT	10,787,500	268,562
Surya Citra Media Tbk PT	19,221,600	2,499,610
Timah Tbk PT	6,341,700	332,961
Tower Bersama Infrastructure Tbk PT	3,187,103	797,884
Waskita Beton Precast Tbk PT	52,106,200	1,362,443
Waskita Karya Persero Tbk PT	12,026,400	1,405,031
Wijaya Karya Persero Tbk PT	5,771,500	664,244

Total Indonesia		38,796,938

Malaysia - 5.1%
Aeon Co. M Bhd	900,000	320,145
AirAsia Group Bhd	5,390,900	3,874,404
Alliance Bank Malaysia Bhd	2,784,647	2,708,840
Astro Malaysia Holdings Bhd	13,204,700	4,153,929
Berjaya Sports Toto Bhd	2,075,200	1,059,570
Bermaz Auto Bhd	3,149,780	1,638,724
British American Tobacco Malaysia Bhd	456,300	3,983,861
Bursa Malaysia Bhd	1,694,350	2,804,441
Cahya Mata Sarawak Bhd	1,092,900	711,410
DRB-Hicom Bhd	410,800	168,992
Econpile Holdings Bhd	1,230,400	114,629
Ekovest Bhd	3,679,900	396,263
FGV Holdings Bhd*	4,074,800	705,017
Gamuda Bhd	8,234,800	4,662,899
Genting Plantations Bhd	484,400	1,155,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Globetronics Technology Bhd	1,692,433	$716,699
Heineken Malaysia Bhd	362,800	1,796,222
IJM Corp. Bhd	7,333,600	2,874,878
Inari Amertron Bhd	4,563,475	1,656,434
IOI Properties Group Bhd	4,139,200	1,542,497
Kossan Rubber Industries Bhd	596,200	626,136
KPJ Healthcare Bhd	3,939,900	991,529
Mah Sing Group Bhd	5,715,377	1,265,474
Malakoff Corp. Bhd	6,143,763	1,189,355
Malaysian Pacific Industries Bhd	219,200	527,777
Malaysian Resources Corp. Bhd	3,757,943	559,258
My EG Services Bhd	1,849,100	436,267
Padini Holdings Bhd	550,000	467,151
Pos Malaysia Bhd	1,045,900	435,317
QL Resources Bhd	445,300	733,816
Scientex Bhd	531,700	1,138,668
Serba Dinamik Holdings Bhd	749,300	685,385
Sime Darby Bhd	10,382,600	2,499,864
SKP Resources Bhd	1,978,800	502,780
SP Setia Bhd	6,537,940	3,686,243
Sunway Bhd	6,311,161	2,244,986
Sunway Construction Group Bhd	1,902,500	612,299
Supermax Corp. Bhd	830,100	699,032
TIME dotCom Bhd	345,400	677,009
Uchi Technologies Bhd	1,518,100	933,085
Unisem M Bhd	1,644,200	1,305,015
VS Industry Bhd	2,852,425	503,877
WCT Holdings Bhd	2,412,500	394,056
Yinson Holdings Bhd	651,500	662,141
YTL Power International Bhd	11,417,400	2,293,150

Total Malaysia		63,115,285

Mexico - 1.7%
Bolsa Mexicana de Valores S.A.B. de C.V.	1,472,202	2,503,538
Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,186,098	2,978,255
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	861,473	4,096,576
Grupo Cementos de Chihuahua S.A.B. de C.V.	87,144	444,443
Grupo Comercial Chedraui S.A. de C.V.	180,287	360,688
Grupo Herdez S.A.B. de C.V.	482,322	1,004,136
Grupo Rotoplas S.A.B. de C.V.*(b)	376,225	422,002
Macquarie Mexico Real Estate Management S.A. de C.V.*(a)	3,386,549	3,041,983
Megacable Holdings S.A.B. de C.V. Series CPO	420,897	1,883,738
Prologis Property Mexico S.A. de C.V.	1,427,096	2,195,671
Qualitas Controladora S.A.B. de C.V.	236,372	496,539
Regional S.A.B. de C.V.	251,634	1,156,223
Unifin Financiera S.A.B. de C.V. SOFOM ENR(b)	190,481	406,521

Total Mexico		20,990,313

Philippines - 0.8%
Cosco Capital, Inc.*	3,417,000	436,019
D&L Industries, Inc.	6,021,100	1,257,235
Manila Water Co., Inc.	2,088,245	1,121,858
Pilipinas Shell Petroleum Corp.	1,500,910	1,362,907
Robinsons Land Corp.	3,138,326	1,202,572
Robinsons Retail Holdings, Inc.	310,510	472,393
Security Bank Corp.	453,000	1,335,267
Semirara Mining & Power Corp.	4,924,000	2,158,376
Vista Land & Lifescapes, Inc.	9,822,900	1,010,590

Total Philippines		10,357,217

Poland - 1.0%
Asseco Poland S.A.	400,074	4,911,536
Ciech S.A.	257,357	3,034,781
Eurocash S.A.(b)	273,739	1,282,440
Grupa Azoty S.A.	213,217	1,769,643
Warsaw Stock Exchange	145,513	1,419,592

Total Poland		12,417,992

Singapore - 0.3%
IGG, Inc.	2,562,000	3,514,453

South Africa - 9.9%
Adcock Ingram Holdings Ltd.	178,778	775,513
Advtech Ltd.	1,133,959	1,182,439
Aeci Ltd.	411,914	2,391,306
African Rainbow Minerals Ltd.	508,985	5,036,775
Alexander Forbes Group Holdings Ltd.	3,856,679	1,378,056
Astral Foods Ltd.	238,036	2,646,444
Attacq Ltd.	2,827,438	2,899,180
AVI Ltd.	1,101,563	7,785,604
Barloworld Ltd.	563,046	4,506,716
Blue Label Telecoms Ltd.*	3,133,987	1,178,649
Cashbuild Ltd.	58,786	1,197,379
City Lodge Hotels Ltd.	107,593	943,468
Coronation Fund Managers Ltd.	1,838,776	5,285,602
Dis-Chem Pharmacies Ltd.(a)(b)	328,130	661,278
Equites Property Fund Ltd.	1,912,878	2,574,440
Foschini Group Ltd. (The)	795,994	9,198,891
Hosken Consolidated Investments Ltd.	60,209	519,007
Hyprop Investments Ltd.	1,572,586	8,909,681
Investec Ltd.	1,037,704	5,698,896
JSE Ltd.	268,063	3,085,194
KAP Industrial Holdings Ltd.	4,711,367	2,656,183
Massmart Holdings Ltd.	271,981	1,957,280
Metair Investments Ltd.	676,369	916,871
Mpact Ltd.	425,894	622,039
Murray & Roberts Holdings Ltd.	760,250	763,685
Omnia Holdings Ltd.	204,243	1,199,759
Peregrine Holdings Ltd.	1,383,766	1,805,581
Pick n Pay Stores Ltd.	794,342	3,742,270
Pioneer Foods Group Ltd.	494,823	2,904,269
Raubex Group Ltd.	582,950	688,923
Reunert Ltd.	768,387	3,782,911
Santam Ltd.	117,783	2,427,222
SPAR Group Ltd. (The)	605,753	8,737,834
Telkom S.A. SOC Ltd.	1,562,195	6,873,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Tongaat Hulett Ltd.	200,137	$776,200
Trencor Ltd.	476,646	946,002
Truworths International Ltd.	1,722,642	10,550,209
Tsogo Sun Holdings Ltd.	2,127,694	3,169,724
Wilson Bayly Holmes-Ovcon Ltd.	132,938	1,221,995

Total South Africa		123,596,699

South Korea - 8.3%
Aekyung Petrochemical Co., Ltd.	56,671	401,238
Ahnlab, Inc.	11,943	496,644
Bukwang Pharmaceutical Co., Ltd.	26,692	593,262
Caregen Co., Ltd.	7,187	456,675
Cheil Worldwide, Inc.	198,915	4,011,102
Chong Kun Dang Pharmaceutical Corp.	4,581	418,769
Com2uS Corp.	7,131	824,430
Daeduck Electronics Co.	58,594	477,868
Daesang Corp.	37,062	832,052
Daewoong Pharmaceutical Co., Ltd.	409	69,095
Daishin Securities Co., Ltd.	151,645	1,542,544
DB HiTek Co., Ltd.	57,267	556,862
DGB Financial Group, Inc.	416,105	3,098,972
Dongsuh Cos., Inc.	148,848	2,387,864
DONGSUNG Corp.	122,290	562,240
Douzone Bizon Co., Ltd.	11,401	530,303
Eugene Corp.	103,110	577,556
F&F Co., Ltd.	5,213	187,113
Grand Korea Leisure Co., Ltd.	80,671	1,800,240
Green Cross Corp.	3,604	439,276
Green Cross Holdings Corp.	35,398	796,281
Halla Holdings Corp.	23,689	928,835
Hana Tour Service, Inc.	18,236	1,124,428
Hancom, Inc.	35,114	409,107
Handsome Co., Ltd.	11,086	360,161
Hanjin Kal Corp.	29,708	793,420
Hankook Tire Worldwide Co., Ltd.	46,359	689,693
Hanmi Semiconductor Co., Ltd.	83,640	583,186
Hansae Co., Ltd.	38,338	682,030
Hansol Chemical Co., Ltd.	11,634	808,061
Hansol Paper Co., Ltd.	35,296	525,106
Hanssem Co., Ltd.(b)	20,539	1,240,660
Hanwha Corp.	78,131	2,195,202
Hanwha General Insurance Co., Ltd.	55,568	294,324
Harim Holdings Co., Ltd.	54,349	560,148
Hite Jinro Co., Ltd.(b)	140,873	2,095,798
Huchems Fine Chemical Corp.	89,858	1,940,830
Huvis Corp.	50,487	339,808
Hyundai Corp.	13,224	333,030
Hyundai Department Store Co., Ltd.	10,193	825,818
Hyundai Elevator Co., Ltd.	5,227	501,245
Iljin Materials Co., Ltd.(b)	22,002	808,462
iMarketKorea, Inc.	138,400	858,333
Innocean Worldwide, Inc.	15,042	853,342
IS Dongseo Co., Ltd.	45,474	1,249,129
It’s Hanbul Co., Ltd.	8,679	208,847
Jahwa Electronics Co., Ltd.	41,031	433,918
JB Financial Group Co., Ltd.	159,548	815,042
Jeju Air Co., Ltd.	20,679	621,779
JW Life Science Corp.	19,355	380,751
KEPCO Plant Service & Engineering Co., Ltd.	88,696	2,639,099
Kginicis Co., Ltd.	17,854	246,417
KIWOOM Securities Co., Ltd.(b)	15,855	1,111,186
Koh Young Technology, Inc.	7,131	527,252
Kolon Industries, Inc.	29,184	1,498,694
Korea Autoglass Corp.	31,935	360,621
Korea Petrochemical Ind Co., Ltd.	8,340	1,147,329
Korean Reinsurance Co.	281,474	2,184,589
KT Skylife Co., Ltd.	47,328	487,786
Kumho Industrial Co., Ltd.(b)	60,853	643,543
Kumho Petrochemical Co., Ltd.	15,887	1,242,996
Kyobo Securities Co., Ltd.	63,617	519,974
Kyungdong Pharm Co., Ltd.	64,075	654,647
LEENO Industrial, Inc.	15,179	640,054
LF Corp.	27,803	619,201
LG Hausys Ltd.	14,541	737,606
Lock&Lock Co., Ltd.	13,516	250,745
LOTTE Fine Chemical Co., Ltd.	26,387	970,771
LOTTE Himart Co., Ltd.(b)	19,758	826,054
LS Corp.	43,160	1,899,226
LS Industrial Systems Co., Ltd.	21,206	931,255
Meritz Financial Group, Inc.	152,975	1,583,493
Meritz Fire & Marine Insurance Co., Ltd.	254,714	4,987,902
Meritz Securities Co., Ltd.	1,168,807	4,483,325
Mirae Asset Life Insurance Co., Ltd.	140,639	581,059
Modetour Network, Inc.	31,174	673,323
Moorim P&P Co., Ltd.	12,031	65,341
Muhak Co., Ltd.	47,000	572,863
Nexen Tire Corp.(b)	54,398	447,060
NICE Information Service Co., Ltd.	62,992	618,177
NongShim Co., Ltd.	5,464	1,246,270
NS Shopping Co., Ltd.	49,727	570,448
OCI Co., Ltd.	28,866	2,768,114
Partron Co., Ltd.	119,954	879,390
Poongsan Corp.	41,030	1,005,709
Posco Daewoo Corp.	87,764	1,431,533
PSK, Inc.	34,050	375,350
S&T Motiv Co., Ltd.	29,951	726,093
Samick THK Co., Ltd.	18,873	165,253
Samjin Pharmaceutical Co., Ltd.	12,412	446,623
Seah Besteel Corp.	49,503	785,269
Seoul Semiconductor Co., Ltd.	31,239	541,741
SFA Engineering Corp.	56,563	1,753,970
Silicon Works Co., Ltd.	17,936	540,105
SK Discovery Co., Ltd.	19,592	458,282
SK Gas Ltd.	11,655	738,491
SK Materials Co., Ltd.(b)	7,597	1,028,094
SK Networks Co., Ltd.(b)	268,076	1,249,324
SKC Co., Ltd.	34,520	1,107,560
SKCKOLONPI, Inc.(b)	19,323	574,945
SL Corp.	24,128	431,398
Soulbrain Co., Ltd.	10,441	444,945
ST Pharm Co., Ltd.	16,169	286,921
Sungwoo Hitech Co., Ltd.	102,479	334,310
TES Co., Ltd.	36,903	401,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Tongyang Life Insurance Co., Ltd.	177,213	$757,578
WiSoL Co., Ltd.	30,774	426,114
WONIK IPS Co., Ltd.	27,403	493,637
Youlchon Chemical Co., Ltd.	41,964	485,155
Youngone Corp.	17,834	612,954
Yuhan Corp.	6,115	1,120,736

Total South Korea		102,860,618

Taiwan - 25.9%
AcBel Polytech, Inc.(b)	1,636,303	1,006,153
Accton Technology Corp.(b)	1,558,633	4,999,877
Acer, Inc.*(b)	5,741,000	3,632,835
Alpha Networks, Inc.(b)	1,495,000	804,966
Arcadyan Technology Corp.(b)	337,000	820,106
Asia Vital Components Co., Ltd.	730,000	599,684
ASMedia Technology, Inc.	31,000	504,278
Aten International Co., Ltd.	514,000	1,454,859
BES Engineering Corp.	1,759,000	407,459
Capital Futures Corp.	373,000	547,905
Capital Securities Corp.(b)	3,011,340	876,842
Cathay Real Estate Development Co., Ltd.	2,185,000	1,418,185
Chang Wah Electromaterials, Inc.	188,000	828,773
Charoen Pokphand Enterprise(b)	738,000	1,277,340
Chaun-Choung Technology Corp.	198,000	888,961
Cheng Loong Corp.	1,913,000	1,160,733
Chicony Electronics Co., Ltd.	2,938,652	5,984,957
Chicony Power Technology Co., Ltd.(b)	969,625	1,419,564
Chin-Poon Industrial Co., Ltd.(b)	1,349,650	1,582,942
China Airlines Ltd.	3,556,000	1,272,603
China General Plastics Corp.(b)	1,229,795	880,225
China Metal Products Co., Ltd.(b)	1,122,000	1,414,500
China Steel Chemical Corp.(b)	305,726	1,362,672
Chong Hong Construction Co., Ltd.	1,062,000	2,667,352
Chroma ATE, Inc.(b)	885,132	3,398,041
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	1,495,000	938,722
Cleanaway Co., Ltd.(b)	421,161	2,281,397
Clevo Co.*	972,000	962,924
Compeq Manufacturing Co., Ltd.(b)	3,679,000	2,369,919
Continental Holdings Corp.	741,000	339,919
Coremax Corp.(b)	179,893	535,518
CTCI Corp.	2,526,190	3,649,115
Cub Elecparts, Inc.(b)	134,572	1,055,140
Da-Li Development Co., Ltd.	1,181,000	1,079,679
Darfon Electronics Corp.	322,000	411,182
Depo Auto Parts Ind Co., Ltd.	216,000	477,158
Elan Microelectronics Corp.	658,409	1,610,839
Elite Advanced Laser Corp.(b)	355,312	759,476
Elite Material Co., Ltd.	1,207,163	2,580,298
Elite Semiconductor Memory Technology, Inc.	1,191,000	1,164,380
Ennoconn Corp.(b)	123,000	976,413
Epistar Corp.	1,413,000	1,176,849
Eternal Materials Co., Ltd.(b)	1,245,494	950,217
Eva Airways Corp.(b)	1,271,482	653,591
Evergreen Marine Corp. Taiwan Ltd.	1,946,015	753,411
Everlight Chemical Industrial Corp.(b)	1,661,000	878,135
Everlight Electronics Co., Ltd.(b)	2,334,165	2,244,024
Far Eastern Department Stores Ltd.	3,741,841	1,911,276
Far Eastern International Bank(b)	7,404,258	2,408,907
Faraday Technology Corp.(b)	790,200	1,087,467
Farglory Land Development Co., Ltd.	1,265,640	1,420,587
Feng Hsin Steel Co., Ltd.	909,950	1,731,857
FLEXium Interconnect, Inc.(b)	1,007,028	2,440,823
Formosa International Hotels Corp.	286,000	1,256,141
Foxsemicon Integrated Technology, Inc.	260,197	1,096,252
Gemtek Technology Corp.(b)	981,000	732,471
Genius Electronic Optical Co., Ltd.	68,000	409,279
Getac Technology Corp.	1,606,292	2,100,821
Giant Manufacturing Co., Ltd.	581,000	2,731,382
Gigabyte Technology Co., Ltd.(b)	2,756,000	3,604,490
Global Brands Manufacture Ltd.	422,000	172,990
Global PMX Co., Ltd.(b)	192,000	680,873
Global Unichip Corp.(b)	136,000	911,475
Grand Pacific Petrochemical(b)	1,712,000	1,217,009
Grape King Bio Ltd.	249,988	1,549,361
Great Wall Enterprise Co., Ltd.(b)	2,169,387	2,364,397
Greatek Electronics, Inc.	1,399,000	1,954,877
Hannstar Board Corp.	614,000	456,450
HannStar Display Corp.(b)	10,638,000	2,436,527
Highwealth Construction Corp.(b)	4,283,613	6,271,353
Hiwin Technologies Corp.	221,516	1,592,707
Holiday Entertainment Co., Ltd.	445,000	838,257
Holtek Semiconductor, Inc.	592,773	1,124,334
Holy Stone Enterprise Co., Ltd.	390,000	1,319,582
Hota Industrial Manufacturing Co., Ltd.(b)	378,427	1,483,569
Hsin Kuang Steel Co., Ltd.(b)	646,000	653,629
Huaku Development Co., Ltd.(b)	1,202,296	2,663,772
Hung Sheng Construction Ltd.(b)	1,809,800	1,504,389
IEI Integration Corp.	585,258	659,765
International CSRC Investment Holdings Co.(b)	1,442,033	1,827,348
ITEQ Corp.	974,000	1,584,410
Jentech Precision Industrial Co., Ltd.	146,000	371,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Jih Lin Technology Co., Ltd.	236,000	$531,321
KEE TAI Properties Co., Ltd.	1,909,000	767,028
Kenda Rubber Industrial Co., Ltd.(b)	1,560,039	1,482,029
King Slide Works Co., Ltd.(b)	50,004	520,587
King Yuan Electronics Co., Ltd.	4,549,000	3,440,943
King’s Town Bank Co., Ltd.	2,793,000	2,621,533
Kinik Co.(b)	553,495	1,044,432
Kinpo Electronics	1,365,000	448,531
Kinsus Interconnect Technology Corp.(b)	529,368	750,901
Kung Long Batteries Industrial Co., Ltd.	366,000	1,726,584
L&K Engineering Co., Ltd.	786,000	652,081
LCY Chemical Corp.	1,516,000	2,599,252
Lealea Enterprise Co., Ltd.	2,461,000	790,255
Lelon Electronics Corp.	234,000	304,519
Lien Hwa Industrial Corp.	2,194,830	2,117,211
Lion Travel Service Co., Ltd.	247,000	698,321
Lite-On Semiconductor Corp.(b)	947,000	828,783
Long Chen Paper Co., Ltd.(b)	3,484,732	1,615,559
Lotes Co., Ltd.(b)	137,233	944,295
Macronix International(b)	5,665,000	3,382,007
Makalot Industrial Co., Ltd.	381,667	2,110,921
Marketech International Corp.	237,000	368,951
Mercuries & Associates Holding Ltd.(b)	968,560	562,475
Merida Industry Co., Ltd.	170,043	763,443
Merry Electronics Co., Ltd.(b)	1,110,146	4,442,462
Micro-Star International Co., Ltd.(b)	2,432,877	6,047,168
Mirle Automation Corp.	537,560	734,539
momo.com, Inc.	127,000	776,784
Namchow Holdings Co., Ltd.	468,086	714,228
Nan Kang Rubber Tire Co., Ltd.(b)	1,144,000	962,111
Nantex Industry Co., Ltd.	660,615	597,492
Nichidenbo Corp.	344,000	592,042
Nuvoton Technology Corp.(b)	444,000	573,472
OptoTech Corp.	1,906,485	1,125,767
Oriental Union Chemical Corp.	1,768,000	1,484,023
Pan-International Industrial Corp.	1,272,000	821,460
Powertech Technology, Inc.	2,923,000	6,285,919
Primax Electronics Ltd.(b)	1,833,000	2,591,139
Qisda Corp.(b)	6,381,000	4,089,719
Radiant Opto-Electronics Corp.	2,117,252	5,820,600
Realtek Semiconductor Corp.	1,158,770	5,391,031
Rechi Precision Co., Ltd.(b)	1,457,000	1,149,502
Rexon Industrial Corp. Ltd.	217,000	504,783
Ruentex Industries Ltd.	1,146,200	2,931,038
Run Long Construction Co., Ltd.	281,000	497,329
Sanyang Motor Co., Ltd.(b)	2,106,000	1,370,335
SDI Corp.(b)	396,000	887,673
Sercomm Corp.(b)	1,094,488	2,286,044
Shin Zu Shing Co., Ltd.	148,000	405,427
Shinkong Insurance Co., Ltd.	656,000	744,848
Shinkong Synthetic Fibers Corp.	2,838,000	1,066,431
Shiny Chemical Industrial Co., Ltd.	243,000	660,133
Sigurd Microelectronics Corp.	1,053,000	926,689
Sinbon Electronics Co., Ltd.(b)	654,120	1,762,083
Sincere Navigation Corp.(b)	734,000	380,886
Sinon Corp.	2,070,000	1,128,038
Sitronix Technology Corp.	602,000	1,968,344
Standard Foods Corp.(b)	1,289,896	2,085,689
Sunny Friend Environmental Technology Co., Ltd.(b)	125,000	825,552
Sunonwealth Electric Machine Industry Co., Ltd.	794,000	958,369
Supreme Electronics Co., Ltd.(b)	2,065,000	1,817,297
Syncmold Enterprise Corp.	714,915	1,490,908
Synnex Technology International Corp.	5,110,600	6,052,179
Systex Corp.(b)	440,000	880,372
TA Chen Stainless Pipe(b)	477,809	653,670
Ta Ya Electric Wire & Cable	806,000	266,158
Taichung Commercial Bank Co., Ltd.(b)	6,100,254	2,024,355
Taiflex Scientific Co., Ltd.(b)	869,000	961,252
Taimide Tech, Inc.(b)	197,000	282,646
Tainan Spinning Co., Ltd.(b)	2,351,000	914,027
Taisun Enterprise Co., Ltd.	701,000	433,321
Taiwan Business Bank	5,623,800	1,893,689
Taiwan Cogeneration Corp.	1,152,970	939,646
Taiwan Fertilizer Co., Ltd.	922,000	1,295,845
Taiwan Glass Industry Corp.	1,954,000	820,074
Taiwan Hon Chuan Enterprise Co., Ltd.(b)	920,692	1,422,809
Taiwan Paiho Ltd.(b)	846,000	1,356,925
Taiwan PCB Techvest Co., Ltd.	907,302	819,131
Taiwan Styrene Monomer	1,992,000	1,458,177
Taiwan Surface Mounting Technology Corp.(b)	643,000	813,765
Teco Electric and Machinery Co., Ltd.(b)	4,349,683	2,469,401
Test Research, Inc.(b)	688,115	1,020,856
Thinking Electronic Industrial Co., Ltd.(b)	310,000	762,469
Ton Yi Industrial Corp.(b)	2,036,538	805,021
Tong Hsing Electronic Industries Ltd.(b)	470,918	1,646,995
Tong Yang Industry Co., Ltd.	1,229,685	1,474,246
Topco Scientific Co., Ltd.	660,521	1,495,665
Transcend Information, Inc.(b)	1,206,479	2,622,012
Tripod Technology Corp.	1,923,928	4,994,939
TSRC Corp.(b)	1,185,011	1,042,865
Tung Ho Steel Enterprise Corp.(b)	2,728,153	1,686,401
TXC Corp.(b)	1,468,549	1,548,004
TYC Brother Industrial Co., Ltd.(b)	834,000	653,916
U-Ming Marine Transport Corp.(b)	864,420	906,970
Unimicron Technology Corp.	2,126,000	1,542,434
Union Bank of Taiwan	3,882,000	1,211,191
Unitech Printed Circuit Board Corp.(b)	642,000	285,106
UPC Technology Corp.	2,778,920	1,048,751
USI Corp.	1,214,090	470,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Visual Photonics Epitaxy Co., Ltd.(b)	412,750	$867,477
Voltronic Power Technology Corp.(b)	121,315	2,119,470
Walsin Lihwa Corp.	9,096,000	4,956,827
Walton Advanced Engineering, Inc.	808,000	283,905
Wan Hai Lines Ltd.	2,005,000	1,040,432
Waterland Financial Holdings Co., Ltd.	8,350,000	2,588,916
Weikeng Industrial Co., Ltd.	1,505,000	915,623
Winbond Electronics Corp.(b)	13,249,000	5,840,646
Wistron Corp.(b)	10,966,007	6,814,287
Wistron NeWeb Corp.	922,722	2,398,591
Wowprime Corp.	313,000	801,415
WPG Holdings Ltd.	5,974,058	7,181,620
WT Microelectronics Co., Ltd.(b)	1,911,678	2,413,154
YC Co., Ltd.	829,000	378,939
YC INOX Co., Ltd.(b)	1,913,000	1,521,712
YFY, Inc.	3,045,000	1,114,496
Yieh Phui Enterprise Co., Ltd.(b)	2,036,400	682,400
Yulon Motor Co., Ltd.(b)	1,156,000	684,491
Yungtay Engineering Co., Ltd.(b)	850,790	1,638,636
Zeng Hsing Industrial Co., Ltd.	300,000	1,317,630
Zig Sheng Industrial Co., Ltd.	1,279,000	370,339

Total Taiwan		322,506,040

Thailand - 5.8%
Amata Corp. PCL NVDR(b)	1,124,900	711,700
Ananda Development PCL NVDR(b)	5,779,200	575,080
AP Thailand PCL NVDR	3,634,000	669,656
Asia Plus Group Holdings PCL NVDR(b)	12,710,700	1,194,556
Bangchak Corp. PCL NVDR	1,640,100	1,599,299
Bangkok Chain Hospital PCL NVDR	1,508,800	773,862
Bangkok Land PCL NVDR	35,389,114	1,641,203
BCPG PCL NVDR	1,446,400	675,224
Beauty Community PCL NVDR(b)	7,761,600	1,561,378
Big Camera Corp. PCL NVDR	8,829,100	325,397
Carabao Group PCL NVDR(b)	491,800	464,461
Central Plaza Hotel PCL NVDR	810,200	995,332
CH Karnchang PCL NVDR	774,525	594,691
Chularat Hospital PCL NVDR	7,792,900	459,532
Com7 PCL NVDR	612,200	291,434
Eastern Polymer Group PCL NVDR(b)	2,333,400	490,903
Eastern Water Resources Development and Management PCL NVDR	2,639,000	867,239
Erawan Group PCL (The) NVDR	1,751,100	338,818
Esso Thailand PCL NVDR	6,395,800	2,003,598
Forth Smart Service PCL NVDR(b)	2,507,105	450,447
GFPT PCL NVDR	1,047,100	385,909
Golden Land Property Development PCL NVDR	1,445,500	310,765
Gunkul Engineering PCL NVDR	6,868,833	590,686
Hana Microelectronics PCL NVDR	2,135,600	2,164,459
Inter Far East Energy Corp. NVDR*†	4,230,700	0
Jasmine International PCL NVDR(b)	15,169,500	2,077,886
Jay Mart PCL NVDR(b)	1,498,400	218,133
JMT Network Services PCL NVDR	1,645,200	565,916
JWD Infologistics PCL NVDR	2,022,000	434,705
KCE Electronics PCL NVDR(b)	1,237,100	997,355
KGI Securities Thailand PCL NVDR	8,293,000	1,079,924
Kiatnakin Bank PCL NVDR	1,119,406	2,277,661
LPN Development PCL NVDR	4,379,118	847,311
Major Cineplex Group PCL NVDR	2,107,200	1,333,179
MBK PCL NVDR(b)	1,648,200	1,042,780
MC Group PCL NVDR(b)	1,157,100	387,358
Mega Lifesciences PCL NVDR(b)	599,200	529,085
MK Restaurants Group PCL NVDR	923,400	2,119,906
Origin Property PCL NVDR(b)	3,345,900	678,223
Polyplex Thailand PCL NVDR	1,210,600	483,348
Pruksa Holding PCL NVDR	3,360,200	1,785,364
PTG Energy PCL NVDR(b)	1,045,200	276,066
Quality Houses PCL NVDR	22,588,544	1,817,629
Ratchaburi Electricity Generating Holding PCL NVDR	1,510,600	2,354,513
Robinson PCL NVDR	861,700	1,680,527
Sansiri PCL NVDR(b)	35,373,900	1,281,978
SC Asset Corp. PCL NVDR	9,120,000	756,265
Sermsang Power Corp. Co., Ltd. NVDR	1,585,800	362,844
Siam City Cement PCL NVDR(b)	319,454	2,011,304
Siam Future Development PCL NVDR	2,714,200	612,696
Siam Global House PCL NVDR	1,500,979	898,928
Siamgas & Petrochemicals PCL NVDR	3,588,400	936,775
Somboon Advance Technology PCL NVDR	735,200	345,472
SPCG PCL NVDR	2,360,100	1,311,972
Sri Trang Agro-Industry PCL NVDR	892,800	386,624
Star Petroleum Refining PCL NVDR(b)	5,596,870	1,650,183
Supalai PCL NVDR	1,393,900	779,146
Synnex Thailand PCL NVDR	781,600	273,656
Taokaenoi Food & Marketing PCL NVDR(b)	1,173,380	290,102
Thai Vegetable Oil PCL NVDR	2,378,000	1,935,412
Thanachart Capital PCL NVDR	1,551,000	2,369,848
Thonburi Healthcare Group PCL NVDR	572,100	579,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2018

Investments	Shares	Value
Tisco Financial Group PCL NVDR	1,024,157	$2,461,311
TPI Polene Power PCL NVDR(b)	10,526,200	1,826,567
TTW PCL NVDR	5,908,500	2,250,166
Unique Engineering & Construction PCL NVDR	1,563,800	461,071
Univentures PCL NVDR	1,859,400	348,352
VGI Global Media PCL NVDR	2,845,600	681,685
Vinythai PCL NVDR	595,600	365,848
WHA Corp. PCL NVDR	18,961,900	2,492,535
WHA Utilities and Power PCL NVDR	3,299,800	562,466
Workpoint Entertainment PCL NVDR	474,400	339,482

Total Thailand		71,695,017

Turkey - 2.4%
Aksa Akrilik Kimya Sanayii AS	751,081	1,053,227
Anadolu Efes Biracilik ve Malt Sanayii AS	362,675	1,404,369
Arcelik AS	978,397	2,903,981
Aslan Cimento AS	59,683	315,922
Aygaz AS	767,577	1,634,739
Borusan Mannesmann Boru Sanayi ve Ticaret AS	251,676	369,006
Cimsa Cimento Sanayi ve Ticaret AS	270,308	383,621
Coca-Cola Icecek AS	148,543	862,236
EGE Endustri VE Ticaret AS	5,868	379,442
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	13,902,127	3,919,851
Enerjisa Enerji AS(a)	904,053	866,684
Kordsa Teknik Tekstil AS	290,010	533,149
Petkim Petrokimya Holding AS	3,610,783	3,420,806
Soda Sanayii AS	632,400	844,009
TAV Havalimanlari Holding AS	502,647	2,260,064
Tekfen Holding AS	457,720	1,782,732
Tofas Turk Otomobil Fabrikasi AS	657,167	2,087,656
Torunlar Gayrimenkul Yatirim Ortakligi AS	759,701	215,633
Trakya Cam Sanayii AS	1,024,024	583,243
Turk Traktor ve Ziraat Makineleri AS	153,229	1,005,224
Turkiye Halk Bankasi AS	991,524	1,308,389
Turkiye Sise ve Cam Fabrikalari AS	798,647	851,206
Turkiye Vakiflar Bankasi TAO Class D	1,361,350	998,001

Total Turkey		29,983,190

TOTAL COMMON STOCKS (Cost: $1,290,644,072)		1,245,317,618

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 1/2/23* (Cost: $0)	253,100	5,206

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $8,464,132)(d)	8,464,132	8,464,132

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $1,299,108,204)		1,253,786,956
Other Assets less Liabilities - (0.6)%		(6,860,136)

NET ASSETS - 100.0%		$1,246,926,820

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $946,456, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $107,982,785. The Fund also had securities on loan having a total market value of $1,009,130 that were sold and pending settlement. The total market value of the collateral held by the Fund was $129,947,847. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $121,483,715.

NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 0.5%
Andritz AG	249,178	$11,428,093
Lenzing AG(a)	99,414	9,029,103

Total Austria		20,457,196

Belgium - 6.4%
Anheuser-Busch InBev S.A./N.V.	3,049,820	201,165,343
Bekaert S.A.	216,932	5,222,580
Melexis N.V.	61,780	3,594,751
Solvay S.A.	216,893	21,650,224
UCB S.A.	200,252	16,321,856

Total Belgium		247,954,754

Finland - 5.2%
Amer Sports Oyj*	192,818	8,457,510
Cargotec Oyj Class B	70,374	2,149,571
Huhtamaki Oyj(a)	179,605	5,557,888
Kemira Oyj	626,964	7,059,631
Kone Oyj Class B	1,144,763	54,491,586
Konecranes Oyj	185,720	5,602,749
Metso Oyj	356,957	9,344,467
Nokia Oyj	14,471,194	83,209,994
Valmet Oyj	367,494	7,540,807
Wartsila Oyj Abp	1,087,470	17,273,446

Total Finland		200,687,649

France - 30.6%
Air Liquide S.A.	500,254	62,018,787
Airbus SE	784,507	75,296,085
Arkema S.A.	91,556	7,845,480
BioMerieux	39,047	2,566,603
Bureau Veritas S.A.	553,013	11,249,584
Christian Dior SE	131,972	50,373,411
Cie Generale des Etablissements Michelin SCA	280,364	27,787,181
Danone S.A.	998,100	70,181,545
Dassault Systemes SE	54,900	6,508,100
Edenred	365,496	13,416,093
Eramet	18,875	1,302,169
EssilorLuxottica S.A.	400,881	50,615,593
Gaztransport Et Technigaz S.A.	102,794	7,890,725
Hermes International	37,689	20,887,207
Imerys S.A.	99,262	4,763,527
Ingenico Group S.A.	63,257	3,582,348
IPSOS	93,748	2,201,231
Kering S.A.	76,988	36,224,429
L’Oreal S.A.	465,256	107,009,688
Legrand S.A.	262,051	14,768,483
LVMH Moet Hennessy Louis Vuitton SE	423,610	125,033,268
Pernod Ricard S.A.	200,848	32,901,587
Publicis Groupe S.A.	397,361	22,748,497
Remy Cointreau S.A.	34,969	3,955,507
Rubis SCA	103,202	5,530,684
Safran S.A.	333,031	40,126,235
Sanofi	2,654,741	229,610,442
Sartorius Stedim Biotech	10,276	1,026,101
Schneider Electric SE	873,509	59,633,503
SCOR SE	606,987	27,338,756
SEB S.A.	26,167	3,374,164
Societe BIC S.A.	83,779	8,538,069
Sodexo S.A.	231,603	23,695,744
Tarkett S.A.(a)	136,273	2,729,273
Teleperformance	32,012	5,108,594
Valeo S.A.	299,241	8,726,391
Vicat S.A.	52,659	2,495,773

Total France		1,179,060,857

Germany - 21.2%
adidas AG	111,561	23,261,642
BASF SE	1,385,348	95,653,081
Bayer AG Registered Shares	983,747	68,103,970
Bayerische Motoren Werke AG	1,187,053	95,938,443
Brenntag AG	100,070	4,312,691
Continental AG	188,615	26,035,535
Covestro AG(b)	243,190	12,004,152
Daimler AG Registered Shares	2,475,659	129,927,553
Duerr AG	63,726	2,224,061
Evonik Industries AG	718,306	17,900,664
Fresenius Medical Care AG & Co. KGaA	144,160	9,334,072
Fresenius SE & Co. KGaA	246,230	11,929,028
GEA Group AG	207,763	5,343,845
Hannover Rueck SE	276,962	37,264,885
HeidelbergCement AG	249,156	15,203,832
Henkel AG & Co. KGaA	185,915	18,224,335
Hochtief AG	46,963	6,318,812
Infineon Technologies AG	592,684	11,765,249
K+S AG Registered Shares	126,149	2,266,937
Krones AG	7,477	576,945
LANXESS AG	42,879	1,970,488
Merck KGaA	71,103	7,313,699
MTU Aero Engines AG	32,021	5,798,200
OSRAM Licht AG	96,668	4,190,388
Pfeiffer Vacuum Technology AG	2,854	354,639
SAP SE	710,169	70,572,342
Siemens AG Registered Shares	1,110,159	123,582,818
Siltronic AG	18,983	1,566,770
Symrise AG	73,202	5,397,415
Wacker Chemie AG	46,722	4,224,750

Total Germany		818,561,241

Ireland - 1.2%
CRH PLC	1,258,825	33,241,490
Glanbia PLC	284,965	5,342,426
Kerry Group PLC Class A	74,722	7,388,695

Total Ireland		45,972,611

Italy - 1.0%
Autogrill SpA	255,938	2,153,356
Brunello Cucinelli SpA	34,015	1,168,471
Davide Campari-Milano SpA	522,857	4,414,043
DiaSorin SpA	39,847	3,220,462
Ferrari N.V.	84,509	8,383,507
IMA Industria Macchine Automatiche SpA	53,799	3,345,617
Interpump Group SpA	78,488	2,332,812
Maire Tecnimont SpA	811,081	2,976,271
Moncler SpA	148,675	4,916,879
Salini Impregilo SpA(a)	942,927	1,526,316
Salvatore Ferragamo SpA(a)	173,361	3,498,825

Total Italy		37,936,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2018

Investments	Shares	Value
Netherlands - 11.2%
Aegon N.V.	8,989,916	$41,919,151
Akzo Nobel N.V.	553,282	44,526,888
Arcadis N.V.(a)	175,772	2,141,954
ASM International N.V.	44,643	1,847,418
ASML Holding N.V.	237,710	37,271,603
BE Semiconductor Industries N.V.	440,487	9,304,461
Corbion N.V.	83,755	2,341,911
EXOR N.V.	203,612	11,000,191
Heineken Holding N.V.	308,156	25,979,799
Heineken N.V.	660,299	58,272,155
Koninklijke Ahold Delhaize N.V.	2,703,293	68,217,684
Koninklijke DSM N.V.	315,497	25,765,574
Koninklijke Philips N.V.	1,518,869	53,703,597
Koninklijke Vopak N.V.	196,738	8,924,072
SBM Offshore N.V.	346,603	5,121,132
Signify N.V.(b)	508,140	11,890,616
Wolters Kluwer N.V.	387,638	22,892,008

Total Netherlands		431,120,214

Portugal - 0.8%
Galp Energia, SGPS, S.A.	1,923,075	30,326,415

Spain - 16.6%
Acerinox S.A.	1,077,724	10,671,584
ACS Actividades de Construccion y Servicios S.A.	821,950	31,787,073
Amadeus IT Group S.A.	459,506	31,958,290
Applus Services S.A.	383,769	4,251,056
Banco Bilbao Vizcaya Argentaria S.A.	21,770,054	115,361,058
Banco Santander S.A.	41,232,144	187,265,435
Construcciones y Auxiliar de Ferrocarriles S.A.	57,739	2,389,357
Grifols S.A.	451,362	11,815,813
Mapfre S.A.	16,223,238	43,025,771
Obrascon Huarte Lain S.A.(a)	2,918,144	2,174,991
Prosegur Cash S.A.(b)	2,700,586	5,970,595
Prosegur Cia de Seguridad S.A.	1,076,359	5,441,004
Siemens Gamesa Renewable Energy S.A.*	504,486	6,136,121
Tecnicas Reunidas S.A.(a)	267,979	6,537,298
Telefonica S.A.	19,990,505	167,711,867
Viscofan S.A.	150,163	8,260,222

Total Spain		640,757,535

United Kingdom - 5.3%
Unilever N.V. CVA	3,789,377	205,415,166

TOTAL COMMON STOCKS (Cost: $4,519,594,585)		3,858,250,197

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $12,412,571)(d)	12,412,571	12,412,571

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $4,532,007,156)		3,870,662,768
Other Assets less Liabilities - (0.3)%		(13,376,597)

NET ASSETS - 100.0%		$3,857,286,171

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,273,259 and the total market value of the collateral held by the Fund was $17,324,444. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,911,873.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/4/2019	34,104,595	EUR	38,836,403	USD	$153,472	$—
Bank of America N.A.	1/4/2019	218,556,016	EUR	249,867,444	USD	—	(4,583)
Bank of America N.A.	1/4/2019	260,419,627	USD	228,975,558	EUR	—	(1,355,313)
Bank of America N.A.	2/5/2019	235,199,134	USD	205,184,356	EUR	—	(2,799)
Bank of Montreal	1/4/2019	218,453,789	EUR	249,867,444	USD	—	(121,454)
Bank of Montreal	1/4/2019	260,419,627	USD	228,948,382	EUR	—	(1,324,244)
Bank of Montreal	2/5/2019	235,199,134	USD	205,089,888	EUR	105,489	—
Barclays Bank PLC	1/4/2019	218,320,178	EUR	249,867,444	USD	—	(274,204)
Barclays Bank PLC	1/4/2019	260,419,627	USD	228,986,833	EUR	—	(1,368,203)
Barclays Bank PLC	2/5/2019	235,199,134	USD	204,962,100	EUR	251,972	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2018

Canadian Imperial Bank of Commerce	1/4/2019	218,377,420	EUR	249,867,444	USD	$—	$(208,763)
Canadian Imperial Bank of Commerce	1/4/2019	260,419,627	USD	229,281,987	EUR	—	(1,705,635)
Canadian Imperial Bank of Commerce	2/5/2019	235,199,134	USD	205,019,272	EUR	186,436	—
Citibank N.A.	1/4/2019	13,136,833	EUR	14,937,078	USD	81,528	—
Citibank N.A.	1/4/2019	218,550,473	EUR	249,867,444	USD	—	(10,921)
Citibank N.A.	1/4/2019	260,419,627	USD	229,052,089	EUR	—	(1,442,806)
Citibank N.A.	2/5/2019	235,199,134	USD	205,181,313	EUR	689	—
Commonwealth Bank of Australia	1/4/2019	218,446,150	EUR	249,867,444	USD	—	(130,188)
Commonwealth Bank of Australia	1/4/2019	260,419,627	USD	229,181,904	EUR	—	(1,591,216)
Commonwealth Bank of Australia	2/5/2019	235,199,134	USD	205,082,377	EUR	114,099	—
Credit Suisse International	1/4/2019	23,619,523	EUR	26,886,741	USD	116,138	—
Credit Suisse International	1/4/2019	218,375,511	EUR	249,867,444	USD	—	(210,945)
Credit Suisse International	1/4/2019	260,419,627	USD	229,152,864	EUR	—	(1,558,017)
Credit Suisse International	2/5/2019	235,199,134	USD	205,021,059	EUR	184,387	—
Goldman Sachs	1/4/2019	218,377,420	EUR	249,867,444	USD	—	(208,763)
Goldman Sachs	1/4/2019	260,419,627	USD	229,105,489	EUR	—	(1,503,855)
Goldman Sachs	2/5/2019	235,199,134	USD	205,023,740	EUR	181,314	—
HSBC Holdings PLC	1/4/2019	218,444,240	EUR	249,867,444	USD	—	(132,371)
HSBC Holdings PLC	1/4/2019	260,419,627	USD	229,332,465	EUR	—	(1,763,344)
HSBC Holdings PLC	2/5/2019	235,199,134	USD	205,079,158	EUR	117,789	—
JP Morgan Chase Bank N.A.	1/4/2019	218,472,508	EUR	249,867,444	USD	—	(100,054)
JP Morgan Chase Bank N.A.	1/4/2019	260,419,627	USD	229,246,464	EUR	—	(1,665,024)
JP Morgan Chase Bank N.A.	2/5/2019	235,199,134	USD	205,107,773	EUR	84,988	—
Morgan Stanley & Co. International	1/4/2019	218,435,838	EUR	249,867,444	USD	—	(141,977)
Morgan Stanley & Co. International	1/4/2019	173,613,087	USD	152,751,777	EUR	—	(1,019,470)
Morgan Stanley & Co. International	2/5/2019	235,199,134	USD	205,073,794	EUR	123,938	—
Royal Bank of Canada	1/4/2019	218,482,441	EUR	249,867,444	USD	—	(88,698)
Royal Bank of Canada	1/4/2019	260,419,627	USD	229,297,330	EUR	—	(1,723,176)
Royal Bank of Canada	2/5/2019	235,199,134	USD	205,116,716	EUR	74,736	—
Societe Generale	1/4/2019	218,472,890	EUR	249,867,444	USD	—	(99,617)
Societe Generale	1/4/2019	260,419,627	USD	229,293,090	EUR	—	(1,718,329)
Societe Generale	2/5/2019	235,199,134	USD	205,113,139	EUR	78,837	—
Standard Chartered Bank	1/4/2019	218,453,789	EUR	249,867,444	USD	—	(121,454)
Standard Chartered Bank	1/4/2019	260,419,627	USD	229,266,848	EUR	—	(1,688,328)
Standard Chartered Bank	2/5/2019	235,199,134	USD	205,086,311	EUR	109,589	—
State Street Bank and Trust	1/4/2019	218,434,692	EUR	249,867,444	USD	—	(143,287)
State Street Bank and Trust	1/4/2019	260,419,627	USD	229,278,959	EUR	—	(1,702,174)
State Street Bank and Trust	2/5/2019	76,043,348	EUR	87,173,280	USD	—	(5,122)
State Street Bank and Trust	2/5/2019	235,199,134	USD	205,068,430	EUR	130,087	—
UBS AG	1/4/2019	15,788,430	EUR	17,924,494	USD	125,534	—
UBS AG	1/4/2019	70,562,577	EUR	80,660,223	USD	10,022	—
UBS AG	1/4/2019	36,607,217	EUR	41,823,819	USD	27,164	—
UBS AG	1/4/2019	23,523,493	EUR	26,886,741	USD	6,352	—
UBS AG	1/4/2019	218,473,845	EUR	249,867,444	USD	—	(98,526)
UBS AG	1/4/2019	72,085,796	USD	63,468,265	EUR	—	(473,919)
UBS AG	1/4/2019	260,419,627	USD	229,282,996	EUR	—	(1,706,789)
UBS AG	2/5/2019	235,199,134	USD	205,109,561	EUR	82,937	—
Wells Fargo Bank N.A.	1/4/2019	145,559,518	EUR	166,578,312	USD	—	(168,263)
Wells Fargo Bank N.A.	1/4/2019	260,419,627	USD	228,828,683	EUR	—	(1,187,399)
Wells Fargo Bank N.A.	2/5/2019	156,799,428	USD	136,655,100	EUR	152,282	—

						$2,499,779	$(28,769,230)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Austria - 5.5%
Andritz AG	25,006	$1,146,854
BAWAG Group AG(a)	11,449	469,071
Lenzing AG	8,699	790,072
Oesterreichische Post AG	23,404	803,163
Palfinger AG	5,052	128,209
POLYTEC Holding AG(b)	8,443	80,881
Porr AG(b)	5,572	111,086
S IMMO AG	14,722	244,700
Telekom Austria AG*	56,592	429,562
UNIQA Insurance Group AG	107,849	969,040
Verbund AG	20,959	892,244
Vienna Insurance Group AG Wiener Versicherung Gruppe	23,206	537,987
Wienerberger AG	10,380	213,586

Total Austria		6,816,455

Belgium - 5.1%
Ackermans & van Haaren N.V.	3,750	565,002
Bekaert S.A.	15,983	384,787
bpost S.A.	106,453	974,142
Cofinimmo S.A.	6,309	782,516
D’ieteren S.A./N.V.	11,737	441,693
Econocom Group S.A./N.V.	29,386	97,755
Elia System Operator S.A./N.V.	14,008	933,572
Euronav N.V.	34,902	248,167
Greenyard N.V.	7,976	66,377
Kinepolis Group N.V.	4,816	268,664
Melexis N.V.	7,081	412,017
Ontex Group N.V.	7,727	158,113
Warehouses De Pauw CVA	7,193	947,252

Total Belgium		6,280,057

Finland - 10.3%
Amer Sports Oyj*	21,229	931,160
Cargotec Oyj Class B	6,267	191,425
Citycon Oyj(b)	404,609	746,984
Cramo Oyj	14,200	242,192
DNA Oyj	28,879	563,862
Finnair Oyj	25,558	207,000
Huhtamaki Oyj(b)	16,898	522,910
Kemira Oyj	50,873	572,831
Kesko Oyj Class B	21,049	1,133,328
Konecranes Oyj	17,447	526,336
Lehto Group Oyj(b)	16,331	79,342
Metsa Board Oyj	48,483	283,767
Metso Oyj	35,904	939,900
Nokian Renkaat Oyj	40,575	1,244,000
Oriola Oyj Class B	36,091	81,690
Orion Oyj Class B	41,783	1,446,301
Outokumpu Oyj(b)	129,511	473,021
Ramirent Oyj	35,259	219,669
Sanoma Oyj	29,385	285,024
Tieto Oyj	22,888	616,957
Tikkurila Oyj	7,544	103,660
Tokmanni Group Corp.	24,193	198,572
Uponor Oyj	11,783	116,109
Valmet Oyj	34,914	716,419
YIT Oyj	34,871	203,500

Total Finland		12,645,959

France - 16.3%
Alten S.A.	2,959	245,914
Altran Technologies S.A.	27,549	220,606
Beneteau S.A.	8,794	115,407
Bonduelle SCA	3,945	128,076
Casino Guichard Perrachon S.A.(b)	67,573	2,807,122
Chargeurs S.A.	5,811	111,600
Coface S.A.	42,820	388,171
Derichebourg S.A.	31,100	142,137
Elior Group S.A.(a)	32,247	481,433
Elis S.A.	29,917	497,604
Eramet	3,194	220,351
Eurazeo SE	10,496	741,507
Eutelsat Communications S.A.	107,603	2,116,324
Gaztransport Et Technigaz S.A.	12,554	963,676
Ingenico Group S.A.	8,543	483,804
Interparfums S.A.	5,257	202,822
IPSOS	9,602	225,458
Jacquet Metal Service S.A.	5,200	92,257
Kaufman & Broad S.A.	5,323	203,238
Korian S.A.	10,217	363,001
Lagardere SCA	49,124	1,236,557
Lectra	4,702	97,719
LISI	5,631	131,960
Maisons du Monde S.A.(a)	3,810	72,779
Metropole Television S.A.	38,918	624,627
Neopost S.A.	17,040	463,996
Nexity S.A.	17,931	807,614
Oeneo S.A.	11,427	113,907
Rallye S.A.(b)	32,760	337,421
Rexel S.A.	57,591	612,267
Rothschild & Co.	13,375	471,685
Rubis SCA	15,304	820,155
Societe BIC S.A.	13,350	1,360,523
Sopra Steria Group	2,194	202,276
SPIE S.A.	33,455	443,249
Tarkett S.A.(b)	12,336	247,065
Television Francaise 1	75,726	612,888
Trigano S.A.	1,158	106,762
Vicat S.A.	6,681	316,646
Vilmorin & Cie S.A.	4,212	272,044

Total France		20,102,648

Germany - 15.3%
Aareal Bank AG	26,244	809,722
alstria office REIT-AG	49,317	687,796
AURELIUS Equity Opportunities SE & Co. KGaA	14,179	514,141
Aurubis AG	6,438	318,082
BayWa AG	8,540	201,107
Bechtle AG	2,873	222,838
bet-at-home.com AG	5,241	274,399
Bilfinger SE	10,950	318,946
Carl Zeiss Meditec AG Bearer Shares	6,043	471,820
Comdirect Bank AG	14,052	164,491
CompuGroup Medical SE	2,623	121,259
CropEnergies AG	34,186	176,054
CTS Eventim AG & Co. KGaA	11,459	426,777
Deutz AG	19,666	115,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2018

Investments	Shares	Value
DMG MORI AG	6,726	$331,388
Duerr AG	10,969	382,822
Elmos Semiconductor AG	4,468	98,883
ElringKlinger AG	16,430	127,717
Encavis AG	25,353	159,402
Freenet AG	53,008	1,026,801
Gerresheimer AG	3,286	215,053
Hamburger Hafen und Logistik AG	15,637	309,781
Hugo Boss AG	15,683	966,679
Indus Holding AG	5,151	229,646
Jenoptik AG	5,214	135,778
K+S AG Registered Shares	19,046	342,263
Kloeckner & Co. SE	22,739	157,524
Krones AG	3,463	267,214
LEG Immobilien AG	12,767	1,329,859
Leoni AG	6,103	211,253
METRO AG	147,790	2,263,033
MLP SE	32,151	161,715
Nemetschek SE	1,855	203,042
NORMA Group SE	3,637	179,527
Pfeiffer Vacuum Technology AG	1,589	197,450
Rheinmetall AG	4,969	438,293
RHOEN-KLINIKUM AG	4,294	108,286
Salzgitter AG	4,254	124,346
Scout24 AG(a)	6,734	309,150
Siltronic AG	3,547	292,753
Sixt Leasing SE	5,249	68,404
Sixt SE	4,434	350,756
Software AG	7,856	283,697
Stroeer SE & Co. KGaA	6,804	328,076
Suedzucker AG	41,176	531,659
Takkt AG	13,209	205,962
TLG Immobilien AG	22,353	618,889
VERBIO Vereinigte BioEnergie AG	17,727	135,266
Vossloh AG	3,691	179,112
Wacker Neuson SE	12,549	236,986
Washtec AG	3,175	219,222
Wuestenrot & Wuerttembergische AG	17,540	320,814

Total Germany		18,871,599

Ireland - 1.0%
C&C Group PLC	110,185	343,235
Glanbia PLC	29,336	549,981
Hibernia REIT PLC	115,997	166,018
Irish Continental Group PLC	25,735	125,031
Total Produce PLC	63,768	103,148

Total Ireland		1,287,413

Italy - 24.4%
A2A SpA	756,775	1,360,381
ACEA SpA	57,618	791,051
Amplifon SpA	8,887	142,736
Anima Holding SpA(a)	71,238	263,037
Aquafil SpA	9,669	99,257
Ascopiave SpA	118,475	421,202
ASTM SpA	17,036	340,418
Autogrill SpA	26,014	218,871
Avio SpA	8,681	110,748
Azimut Holding SpA(b)	45,604	497,028
Banca Farmafactoring SpA(a)	118,495	614,977
Banca Generali SpA	41,867	867,706
Banca IFIS SpA	13,973	246,627
Banca Mediolanum SpA	328,602	1,912,014
Banca Popolare di Sondrio SCPA	52,872	159,080
Banca Sistema SpA(a)	53,278	87,581
Biesse SpA	4,917	96,510
BPER Banca	86,751	333,606
Brembo SpA	35,122	357,132
Brunello Cucinelli SpA	4,338	149,018
Buzzi Unicem SpA RSP	20,746	226,960
Cairo Communication SpA	48,207	188,744
Cerved Group SpA	35,378	289,365
Credito Emiliano SpA	50,383	289,704
Datalogic SpA	6,949	162,053
De’ Longhi SpA	39,923	1,008,599
DiaSorin SpA	4,934	398,769
doBank SpA(a)	22,147	234,059
Enav SpA(a)	152,128	737,705
ERG SpA	36,500	688,462
Falck Renewables SpA	53,920	144,543
Fincantieri SpA	84,875	89,457
FinecoBank Banca Fineco SpA	134,329	1,347,934
Gamenet Group SpA(a)	20,491	162,799
Geox SpA	52,424	70,296
Gima TT SpA(a)	16,804	125,284
Gruppo MutuiOnline SpA	8,288	150,264
Hera SpA	296,754	903,042
IMA Industria Macchine Automatiche SpA	5,325	331,148
Immobiliare Grande Distribuzione SIIQ SpA	55,606	342,112
Infrastrutture Wireless Italiane SpA(a)	124,067	845,999
Interpump Group SpA	6,398	190,161
Iren SpA	194,802	466,754
Italgas SpA	217,253	1,240,770
Maire Tecnimont SpA	71,691	263,071
MARR SpA	14,085	331,686
Massimo Zanetti Beverage Group SpA(a)	14,586	95,875
OVS SpA*(a)(b)	33,138	41,443
Piaggio & C. SpA	62,155	130,097
Prysmian SpA	28,779	555,001
RAI Way SpA(a)	56,218	278,591
Reply SpA	2,134	107,532
Salvatore Ferragamo SpA	15,996	322,836
Saras SpA	360,177	696,246
Societa Cattolica di Assicurazioni SC	48,767	396,090
Societa Iniziative Autostradali e Servizi SpA	42,049	579,704
Technogym SpA(a)	12,346	132,101
Telecom Italia SpA RSP	1,989,045	948,165
Tod’s SpA(b)	4,619	217,967
Unieuro SpA*(a)	12,106	133,754
Unione di Banche Italiane SpA	251,746	728,955
Unipol Gruppo SpA	273,838	1,101,267
UnipolSai Assicurazioni SpA	1,390,668	3,142,125
Zignago Vetro SpA	17,021	165,389

Total Italy		30,071,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2018

Investments	Shares	Value
Netherlands - 8.0%
Aalberts Industries N.V.	14,089	$467,875
Accell Group N.V.	8,068	173,760
Arcadis N.V.	16,879	205,687
ASM International N.V.	7,256	300,268
ASR Nederland N.V.	43,915	1,735,965
BE Semiconductor Industries N.V.	41,277	871,899
Boskalis Westminster	34,068	846,271
Corbion N.V.	11,272	315,181
Euronext N.V.(a)	13,461	774,013
ForFarmers N.V.	21,377	196,719
IMCD N.V.	5,318	340,439
Intertrust N.V.(a)	22,421	376,513
Koninklijke Volkerwessels N.V.	25,963	410,469
PostNL N.V.	244,776	558,792
SBM Offshore N.V.	23,544	347,868
Signify N.V.(a)	47,100	1,102,153
Sligro Food Group N.V.	11,146	443,406
TKH Group N.V. CVA	6,381	296,884
Wessanen(b)	6,117	55,836

Total Netherlands		9,819,998

Portugal - 3.7%
Altri, SGPS, S.A.	68,126	451,694
Corticeira Amorim, SGPS, S.A.	15,716	161,692
CTT-Correios de Portugal S.A.	105,965	356,860
Mota-Engil, SGPS, S.A.*	71,509	131,610
Navigator Co. S.A. (The)	151,954	625,342
NOS, SGPS, S.A.	202,218	1,224,021
REN - Redes Energeticas Nacionais, SGPS, S.A.	236,097	656,923
Semapa-Sociedade de Investimento e Gestao	16,439	246,178
Sonae Capital, SGPS, S.A.	157,117	152,488
Sonae, SGPS, S.A.	539,107	499,187

Total Portugal		4,505,995

Spain - 10.2%
Acciona S.A.	15,633	1,320,657
Acerinox S.A.	55,992	554,431
Almirall S.A.	15,930	243,473
Applus Services S.A.	16,495	182,717
Atresmedia Corp. de Medios de Comunicacion S.A.	55,638	277,434
Bolsas y Mercados Espanoles SHMSF S.A.	41,661	1,158,234
Cellnex Telecom S.A.*(a)	6,776	173,433
Cia de Distribucion Integral Logista Holdings S.A.	43,102	1,077,087
Cie Automotive S.A.	18,088	443,321
Construcciones y Auxiliar de Ferrocarriles S.A.	4,405	182,288
Distribuidora Internacional de Alimentacion S.A.(b)	2,698	1,423
Ebro Foods S.A.	33,107	660,039
Ence Energia y Celulosa S.A.	39,244	246,067
Euskaltel S.A.(a)	50,552	403,942
Faes Farma S.A.	83,278	282,742
Fluidra S.A.*	7,822	87,539
Grupo Catalana Occidente S.A.	16,467	613,670
Lar Espana Real Estate Socimi S.A.	40,611	345,862
Mediaset Espana Comunicacion S.A.	113,233	710,638
Melia Hotels International S.A.	22,980	215,673
Obrascon Huarte Lain S.A.(b)	1,011	754
Papeles y Cartones de Europa S.A.	19,259	369,427
Prosegur Cash S.A.(a)	194,351	429,681
Prosegur Cia de Seguridad S.A.	72,392	365,942
Sacyr S.A.	95,086	189,568
Talgo S.A.*(a)	25,067	153,593
Tecnicas Reunidas S.A.	16,801	409,857
Unicaja Banco S.A.(a)	197,185	259,224
Viscofan S.A.	9,792	538,642
Zardoya Otis S.A.	94,656	671,959

Total Spain		12,569,317

TOTAL COMMON STOCKS (Cost: $139,108,196)		122,971,299

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/19* (Cost: $10,186)	88,870	10,404

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

United States - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $5,338,319)(d)	5,338,319	5,338,319

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $144,456,701)		128,320,022
Other Assets less Liabilities - (4.2)%		(5,118,960)

NET ASSETS - 100.0%		$123,201,062

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,648,413. The Fund also had securities on loan having a total market value of $147,708 that were sold and pending settlement. The total market value of the collateral held by the Fund was $6,113,348. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $775,029.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	24,100	USD	21,025	EUR	$65	$—
Bank of America N.A.	1/4/2019	24,069,449	EUR	27,518,048	USD	—	(794)
Bank of America N.A.	2/5/2019	25,716,176	USD	22,434,424	EUR	—	(306)
Barclays Bank PLC	1/4/2019	24,069,386	EUR	27,518,048	USD	—	(866)
Barclays Bank PLC	1/4/2019	29,885,192	USD	26,312,437	EUR	—	(196,344)
Barclays Bank PLC	2/5/2019	25,716,176	USD	22,434,091	EUR	75	—
Citibank N.A.	1/4/2019	24,071,408	EUR	27,518,048	USD	1,445	—
Citibank N.A.	1/4/2019	29,885,192	USD	26,310,653	EUR	—	(194,305)
Citibank N.A.	2/5/2019	25,716,176	USD	22,436,244	EUR	—	(2,393)
Commonwealth Bank of Australia	1/4/2019	22,769,671	USD	20,048,331	EUR	—	(150,463)
Credit Suisse International	1/4/2019	2,468,886	EUR	2,818,029	USD	4,511	—
Goldman Sachs	1/4/2019	24,068,839	EUR	27,518,048	USD	—	(1,492)
Goldman Sachs	1/4/2019	29,885,192	USD	26,311,858	EUR	—	(195,682)
Goldman Sachs	2/5/2019	25,716,176	USD	22,434,306	EUR	—	(171)
UBS AG	1/4/2019	3,721,896	EUR	4,227,043	USD	27,993	—
UBS AG	1/4/2019	3,702,077	EUR	4,227,043	USD	5,335	—
UBS AG	1/4/2019	18,338,741	EUR	20,966,132	USD	—	(476)
UBS AG	1/4/2019	29,885,192	USD	26,312,553	EUR	—	(196,477)
UBS AG	2/5/2019	19,593,278	USD	17,093,059	EUR	—	(421)

						$39,424	$(940,190)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 0.7%
Lenzing AG	555	$50,407
Porr AG(a)	1,392	27,752
Telekom Austria AG*	14,983	113,729
Voestalpine AG	3,232	96,430

Total Austria		288,318

Belgium - 0.5%
Melexis N.V.	586	34,097
Umicore S.A.	2,149	85,638
Warehouses De Pauw CVA	539	70,982

Total Belgium		190,717

Denmark - 8.0%
Chr Hansen Holding A/S	1,328	117,299
Coloplast A/S Class B	3,916	362,929
DFDS A/S	925	37,153
Novo Nordisk A/S Class B	38,249	1,745,476
Orsted A/S(b)	7,150	477,218
Pandora A/S	2,164	87,946
Royal Unibrew A/S	1,268	87,215
Vestas Wind Systems A/S	2,957	222,909

Total Denmark		3,138,145

Finland - 3.5%
DNA Oyj	3,533	68,982
Huhtamaki Oyj(a)	2,110	65,294
Kone Oyj Class B	10,868	517,325
Neste Oyj	2,393	184,267
Nokian Renkaat Oyj	3,197	98,018
Orion Oyj Class B	4,420	152,996
Stora Enso Oyj Class R	9,399	108,358
Wartsila Oyj Abp	9,918	157,538

Total Finland		1,352,778

France - 9.4%
Airbus SE	7,464	716,386
BioMerieux	649	42,659
Cie Plastic Omnium S.A.	2,120	48,882
Eurazeo SE	891	62,946
Faurecia S.A.	1,101	41,622
Hermes International	475	263,244
Iliad S.A.	331	46,409
Ipsen S.A.	693	89,400
LVMH Moet Hennessy Louis Vuitton SE	4,561	1,346,231
Rothschild & Co.	929	32,762
Rubis SCA	1,684	90,247
Safran S.A.	3,881	467,614
SEB S.A.	343	44,229
Teleperformance	435	69,419
Thales S.A.	2,293	267,367
Valeo S.A.	1,631	47,563

Total France		3,676,980

Germany - 6.6%
1&1 Drillisch AG	3,128	159,122
adidas AG	1,449	302,132
AURELIUS Equity Opportunities SE & Co. KGaA	1,998	72,449
Beiersdorf AG	1,297	135,160
Continental AG	1,874	258,678
CTS Eventim AG & Co. KGaA	1,379	51,359
Fielmann AG	1,558	96,175
Fuchs Petrolub SE	1,243	49,733
Hamburger Hafen und Logistik AG	1,540	30,508
Hella GmbH & Co. KGaA	1,155	45,948
Henkel AG & Co. KGaA	3,198	313,484
Hugo Boss AG	1,293	79,699
Infineon Technologies AG	8,235	163,471
KION Group AG	1,043	52,855
ProSiebenSat.1 Media SE	9,986	177,511
Siltronic AG	429	35,408
Sixt SE	255	20,172
Symrise AG	1,503	110,821
ThyssenKrupp AG	3,345	57,281
TUI AG	12,853	180,723
United Internet AG Registered Shares	2,174	94,935
Wacker Chemie AG	987	89,247

Total Germany		2,576,871

Ireland - 0.8%
Glanbia PLC	3,195	59,899
Kerry Group PLC Class A	915	90,477
Kingspan Group PLC	1,046	44,697
Smurfit Kappa Group PLC	4,180	111,145

Total Ireland		306,218

Italy - 2.1%
Anima Holding SpA(b)	5,217	19,263
Brembo SpA	3,341	33,972
De’ Longhi SpA	3,422	86,452
DiaSorin SpA	719	58,110
Ferrari N.V.	879	87,199
FinecoBank Banca Fineco SpA	13,006	130,510
IMA Industria Macchine Automatiche SpA	592	36,815
Maire Tecnimont SpA	13,255	48,639
RAI Way SpA(b)	8,128	40,279
Recordati SpA	3,856	133,518
Salvatore Ferragamo SpA	1,763	35,581
Saras SpA	48,518	93,789

Total Italy		804,127

Netherlands - 3.0%
ASM International N.V.	220	9,104
ASML Holding N.V.	2,515	394,338
BE Semiconductor Industries N.V.	4,856	102,574
Corbion N.V.	918	25,668
GrandVision N.V.(b)	2,640	57,733
Koninklijke DSM N.V.	2,283	186,445
Koninklijke Vopak N.V.	2,565	116,349
TKH Group N.V. CVA	800	37,221
Wolters Kluwer N.V.	4,039	238,524

Total Netherlands		1,167,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2018

Investments	Shares	Value
Norway - 4.6%
Borregaard ASA	2,839	$24,524
Entra ASA(b)	4,835	64,324
Grieg Seafood ASA	3,645	43,062
Leroy Seafood Group ASA	13,826	105,286
Norsk Hydro ASA	49,072	222,206
Salmar ASA	4,278	211,451
Schibsted ASA Class A	912	30,543
Telenor ASA	47,246	913,912
Veidekke ASA	5,300	59,310
Yara International ASA	3,477	133,914

Total Norway		1,808,532

Portugal - 0.6%
Altri, SGPS, S.A.	4,073	27,005
Jeronimo Martins, SGPS, S.A.	17,286	204,324

Total Portugal		231,329

Spain - 4.4%
Amadeus IT Group S.A.	4,950	344,269
Ence Energia y Celulosa S.A.	7,862	49,296
Grifols S.A.	4,669	122,226
Industria de Diseno Textil S.A.	38,810	991,572
Prosegur Cash S.A.(b)	21,487	47,504
Prosegur Cia de Seguridad S.A.	8,273	41,820
Zardoya Otis S.A.	14,915	105,881

Total Spain		1,702,568

Sweden - 7.2%
AAK AB	3,197	44,245
AF AB Class B	1,577	28,531
Ahlsell AB(b)	10,297	60,510
Assa Abloy AB Class B	11,986	213,807
Atlas Copco AB Class A	13,478	320,005
Atlas Copco AB Class B	6,623	144,415
Bonava AB Class B	2,490	32,073
Electrolux AB Series B	3,918	82,683
Hexagon AB Class B	2,502	115,140
Hexpol AB	4,948	39,095
Husqvarna AB Class B	7,145	52,948
Indutrade AB	1,931	44,780
Intrum AB(a)	3,773	87,539
Investment AB Latour Class B(a)	9,674	122,209
JM AB(a)	3,186	62,169
Lifco AB Class B	858	31,694
Loomis AB Class B	1,362	43,936
NetEnt AB*	11,213	46,226
Nibe Industrier AB Class B	5,448	55,870
Nobia AB	5,091	28,275
Peab AB	9,753	79,645
Sandvik AB	17,571	250,410
Securitas AB Class B	7,050	113,115
SKF AB Class B	8,480	128,599
Sweco AB Class B	1,974	43,840
Thule Group AB(b)	1,787	32,673
Volvo AB Class A	7,968	104,432
Volvo AB Class B	30,966	404,982

Total Sweden		2,813,846

Switzerland - 16.9%
Autoneum Holding AG	232	34,689
Bucher Industries AG Registered Shares	119	31,917
Cie Financiere Richemont S.A. Registered Shares	5,339	341,202
EMS-Chemie Holding AG Registered Shares	431	204,176
Galenica AG*(b)	1,202	52,772
Givaudan S.A. Registered Shares	167	385,567
Kuehne + Nagel International AG Registered Shares	3,025	387,714
Logitech International S.A. Registered Shares	2,485	77,943
Lonza Group AG Registered Shares*	512	132,285
Partners Group Holding AG	470	284,155
Roche Holding AG Bearer Shares	3,128	759,630
Roche Holding AG Genusschein	12,205	3,013,489
SGS S.A. Registered Shares	149	334,033
Sonova Holding AG Registered Shares	845	137,662
Straumann Holding AG Registered Shares	132	82,751
Sunrise Communications Group AG*(b)	1,522	133,472
Swatch Group AG (The) Bearer Shares	305	88,703
Swatch Group AG (The) Registered Shares	682	39,296
Vifor Pharma AG	631	68,426

Total Switzerland		6,589,882

United Kingdom - 31.1%
Ashmore Group PLC	22,184	103,295
Ashtead Group PLC	5,035	104,974
Barratt Developments PLC	38,656	227,847
Beazley PLC	5,614	36,000
Bellway PLC	1,916	61,371
Bovis Homes Group PLC	2,109	23,148
British American Tobacco PLC	43,405	1,382,015
Carnival PLC	2,556	122,498
Cineworld Group PLC	9,770	32,750
Compass Group PLC	15,405	323,727
Computacenter PLC	3,668	46,996
Croda International PLC	2,047	122,141
Diageo PLC	36,490	1,298,939
Domino’s Pizza Group PLC	8,022	23,815
Dunelm Group PLC	4,772	32,880
easyJet PLC	5,952	83,764
Electrocomponents PLC	8,082	52,145
FDM Group Holdings PLC	2,573	24,348
Ferrexpo PLC	15,433	38,259
Fevertree Drinks PLC	727	20,361
Fresnillo PLC	7,913	86,671
Halma PLC	4,705	81,735
Hargreaves Lansdown PLC	6,172	145,344
Hays PLC	15,441	27,532
Howden Joinery Group PLC	8,013	44,455
IMI PLC	5,197	62,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2018

Investments	Shares	Value
International Consolidated Airlines Group S.A.	40,957	$323,994
Jardine Lloyd Thompson Group PLC	4,239	102,145
Johnson Matthey PLC	3,411	121,596
Mondi PLC	5,472	113,841
Moneysupermarket.com Group PLC	15,331	53,793
Next PLC	1,694	86,105
Pagegroup PLC	9,790	56,208
Persimmon PLC	12,065	296,563
Reckitt Benckiser Group PLC	11,533	883,215
Redrow PLC	7,267	45,480
RELX PLC	33,060	680,631
Renishaw PLC	875	47,251
Rentokil Initial PLC	9,391	40,330
Rightmove PLC	11,137	61,311
Rotork PLC	7,114	22,434
Sage Group PLC (The)	16,754	128,326
Savills PLC	2,929	26,374
Segro PLC	20,555	154,089
Smith & Nephew PLC	9,030	168,369
Softcat PLC	5,057	37,871
Spirax-Sarco Engineering PLC	1,052	83,605
SSE PLC	42,260	582,088
SSP Group PLC	2,506	20,663
Superdry PLC	488	2,907
Synthomer PLC	10,244	46,629
Telecom Plus PLC	2,813	51,303
Unilever N.V. CVA	35,967	1,949,705
Unilever PLC	23,988	1,255,192
Unite Group PLC (The)	1,656	16,999
WH Smith PLC	2,047	44,841

Total United Kingdom		12,113,350

TOTAL COMMON STOCKS (Cost: $45,064,403)		38,761,617

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $284,606)(d)	284,606	284,606

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $45,349,009)		39,046,223
Other Assets less Liabilities - (0.1)%		(54,284)

NET ASSETS - 100.0%		$38,991,939

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $345,266 and the total market value of the collateral held by the Fund was $363,095. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $78,489.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/2/2019	19,047	USD	15,000	GBP	$—	$(57)

CURRENCY LEGEND

GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.1%

Austria - 0.7%
Palfinger AG	26,361	$668,988
POLYTEC Holding AG(a)	58,897	564,209
Porr AG(a)	56,403	1,124,480
S IMMO AG	90,939	1,511,533
S&T AG*	17,324	313,100
Schoeller-Bleckmann Oilfield Equipment AG	6,114	400,832

Total Austria		4,583,142

Belgium - 2.3%
Bekaert S.A.(a)	123,894	2,982,715
D’ieteren S.A./N.V.	79,340	2,985,762
Econocom Group S.A./N.V.(a)	289,329	962,472
Euronav N.V.	126,058	896,322
Fagron	35,053	572,211
Greenyard N.V.	12,756	106,157
Kinepolis Group N.V.	23,126	1,290,100
Ontex Group N.V.	129,542	2,650,738
Orange Belgium S.A.	114,524	2,257,028
Recticel S.A.	105,416	770,035

Total Belgium		15,473,540

Denmark - 3.0%
Alm Brand A/S	431,961	3,292,007
Matas A/S	231,380	2,055,782
Per Aarsleff Holding A/S	26,642	812,163
Ringkjoebing Landbobank A/S	30,884	1,608,554
Scandinavian Tobacco Group A/S Class A(b)	293,592	3,528,258
Schouw & Co. A/S	31,021	2,307,585
Spar Nord Bank A/S	233,713	1,872,439
Sydbank A/S	203,363	4,831,777

Total Denmark		20,308,565

Finland - 4.8%
Aktia Bank Oyj	115,836	1,191,761
Citycon Oyj(a)	2,599,922	4,799,942
Cramo Oyj	103,940	1,772,779
F-Secure Oyj	155,676	411,980
Finnair Oyj	252,092	2,041,748
Kemira Oyj	377,671	4,252,585
Lehto Group Oyj(a)	114,667	557,097
Oriola Oyj Class B	246,213	557,288
Raisio Oyj Class V	261,128	700,002
Ramirent Oyj	271,731	1,692,929
Rovio Entertainment Oyj(a)(b)	57,167	249,639
Sanoma Oyj	214,458	2,080,162
Terveystalo Oyj*(b)	52,161	478,513
Tieto Oyj	186,669	5,031,751
Tikkurila Oyj	65,212	896,056
Tokmanni Group Corp.	184,920	1,517,789
Uponor Oyj	71,518	704,735
YIT Oyj(a)	639,039	3,729,291

Total Finland		32,666,047

France - 6.1%
Akka Technologies	9,956	503,049
Albioma S.A.	55,183	1,192,258
Beneteau S.A.	60,609	795,394
Bonduelle SCA	26,841	871,405
Chargeurs S.A.	36,962	709,852
Coface S.A.	311,033	2,819,570
Derichebourg S.A.	353,649	1,616,287
Europcar Mobility Group(b)	159,229	1,431,608
Gaztransport Et Technigaz S.A.	101,528	7,793,544
Interparfums S.A.	32,777	1,264,580
IPSOS	69,025	1,620,728
Jacquet Metal Service S.A.	25,982	460,964
Kaufman & Broad S.A.	57,136	2,181,521
Lectra	36,516	758,892
LISI	39,664	929,509
Maisons du Monde S.A.(b)	21,838	417,150
Mersen S.A.	20,055	538,758
Neopost S.A.	138,257	3,764,714
Nexans S.A.(a)	49,056	1,364,386
Oeneo S.A.	70,705	704,806
Rallye S.A.(a)	247,310	2,547,239
Tarkett S.A.(a)	83,521	1,672,757
Television Francaise 1	449,375	3,637,017
Vilmorin & Cie S.A.(a)	32,615	2,106,536

Total France		41,702,524

Georgia - 0.2%
Bank of Georgia Group PLC	73,956	1,297,001

Germany - 7.2%
alstria office REIT-AG	387,429	5,403,250
AURELIUS Equity Opportunities SE & Co. KGaA	151,197	5,482,511
BayWa AG	46,151	1,086,805
bet-at-home.com AG	47,312	2,477,079
Bilfinger SE	52,964	1,542,707
Borussia Dortmund GmbH & Co. KGaA	73,401	668,330
CANCOM SE	23,839	781,029
CompuGroup Medical SE	22,828	1,055,315
CropEnergies AG	212,041	1,091,988
Deutz AG	192,073	1,129,678
Elmos Semiconductor AG	22,802	504,640
ElringKlinger AG	141,248	1,097,980
Encavis AG	233,423	1,467,606
GFT Technologies SE	21,723	166,255
H&R GmbH & Co. KGaA	23,139	161,089
Hamburger Hafen und Logistik AG	119,552	2,368,419
Indus Holding AG	29,970	1,336,148
Jenoptik AG	30,463	793,285
Kloeckner & Co. SE	197,992	1,371,587
Koenig & Bauer AG	13,706	571,882
Leoni AG	51,678	1,788,812
MLP SE	261,152	1,313,558
NORMA Group SE	27,178	1,341,539
OHB SE	19,652	694,174
Pfeiffer Vacuum Technology AG	7,606	945,124
RHOEN-KLINIKUM AG	31,917	804,879
RIB Software SE	45,063	609,408
Sixt Leasing SE	32,101	418,337
SMA Solar Technology AG	17,181	325,835
Takkt AG	112,303	1,751,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2018

Investments	Shares	Value
VERBIO Vereinigte BioEnergie AG	160,694	$1,226,180
Vossloh AG	24,123	1,170,610
Wacker Neuson SE	94,901	1,792,190
Washtec AG	23,982	1,655,867
Wuestenrot & Wuerttembergische AG	160,513	2,935,846

Total Germany		49,331,034

Ireland - 1.9%
C&C Group PLC	784,771	2,444,627
FBD Holdings PLC	37,109	349,550
Grafton Group PLC	248,009	2,031,007
Greencore Group PLC	1,244,277	2,823,955
Hibernia REIT PLC	874,845	1,252,099
Hostelworld Group PLC(b)	210,173	539,368
Irish Continental Group PLC	231,162	1,123,074
Origin Enterprises PLC	280,641	1,838,268
Total Produce PLC	367,225	594,007

Total Ireland		12,995,955

Italy - 10.6%
Anima Holding SpA(b)	735,490	2,715,704
Aquafil SpA	60,947	625,650
Ascopiave SpA	451,137	1,603,880
ASTM SpA	132,957	2,656,781
Banca Farmafactoring SpA(b)	846,064	4,390,988
Banca IFIS SpA	116,138	2,049,863
Banca Popolare di Sondrio SCPA	519,851	1,564,112
Biesse SpA	18,146	356,168
BPER Banca	743,921	2,860,790
Brunello Cucinelli SpA	31,530	1,083,108
Cairo Communication SpA	324,393	1,270,092
Cementir Holding SpA	150,224	884,402
Cerved Group SpA	304,104	2,487,339
CIR-Compagnie Industriali Riunite SpA	967,289	1,027,247
Credito Emiliano SpA	344,449	1,980,597
Datalogic SpA	50,014	1,166,339
doBank SpA(b)	150,440	1,589,913
El.En. SpA	18,846	272,960
Emak SpA(a)	50,560	72,363
Enav SpA(b)	1,336,233	6,479,716
Esprinet SpA	39,677	160,563
Falck Renewables SpA	468,818	1,256,754
Gamenet Group SpA(b)	154,188	1,225,007
Geox SpA(a)	386,853	518,737
Gima TT SpA(b)	128,203	955,833
Gruppo MutuiOnline SpA	58,869	1,067,316
Immobiliare Grande Distribuzione SIIQ SpA	438,103	2,695,399
La Doria SpA	3,443	31,172
Maire Tecnimont SpA	633,972	2,326,367
MARR SpA	113,331	2,668,819
OVS SpA*(a)(b)	1,083,298	1,354,779
Piaggio & C. SpA	627,704	1,313,852
RAI Way SpA(b)	247,799	1,227,981
Reply SpA	13,464	678,452
SAES Getters SpA	32,553	676,531
Salini Impregilo SpA(a)	964,542	1,561,304
Saras SpA	3,182,636	6,152,246
Societa Cattolica di Assicurazioni SC	467,381	3,796,106
Technogym SpA(b)	103,030	1,102,409
Tod’s SpA(a)	44,270	2,089,067
Unieuro SpA*(a)(b)	100,014	1,105,009
Zignago Vetro SpA	110,786	1,076,482

Total Italy		72,178,197

Netherlands - 4.7%
Accell Group N.V.	49,336	1,062,546
AMG Advanced Metallurgical Group N.V.	9,216	296,884
Amsterdam Commodities N.V.	39,844	794,351
Arcadis N.V.(a)	131,166	1,598,386
BE Semiconductor Industries N.V.	368,533	7,784,567
Beter Bed Holding N.V.(a)	23,146	95,254
BinckBank N.V.	320,119	2,228,599
Brunel International N.V.	37,184	464,175
Corbion N.V.	68,187	1,906,607
ForFarmers N.V.	152,429	1,402,706
Intertrust N.V.(b)	191,987	3,224,013
Kendrion N.V.	23,836	569,486
Koninklijke BAM Groep N.V.(a)	405,851	1,166,366
Koninklijke Volkerwessels N.V.	119,489	1,889,093
PostNL N.V.	1,868,387	4,265,285
SIF Holding N.V.	11,145	148,553
Sligro Food Group N.V.	74,284	2,955,137
Wessanen(a)	38,095	347,733

Total Netherlands		32,199,741

Norway - 7.1%
ABG Sundal Collier Holding ASA	1,928,219	1,013,194
American Shipping Co. ASA*	242,664	933,199
Atea ASA*	256,713	3,290,755
Austevoll Seafood ASA	345,728	4,264,131
Borregaard ASA	129,231	1,116,331
Entra ASA(b)	330,597	4,398,212
Europris ASA*(b)	752,349	2,011,384
Grieg Seafood ASA	234,291	2,767,936
Hexagon Composites ASA	33,216	93,789
Kongsberg Gruppen ASA	129,369	1,756,962
Norway Royal Salmon ASA	77,279	1,597,494
NRC Group ASA*	134,136	1,099,837
Ocean Yield ASA(a)	692,130	4,731,884
Sbanken ASA(b)	63,866	553,166
Scatec Solar ASA(b)	114,515	975,986
Selvaag Bolig ASA	322,773	1,507,789
SpareBank 1 Nord Norge	385,506	2,795,861
SpareBank 1 SMN	367,553	3,574,018
SpareBank 1 SR-Bank ASA	470,375	4,845,447
Sparebanken Vest	180,892	1,107,184
Veidekke ASA	280,760	3,141,838
XXL ASA(a)(b)	240,266	724,198

Total Norway		48,300,595

Portugal - 3.3%
Altri, SGPS, S.A.	423,167	2,805,711
Corticeira Amorim, SGPS, S.A.(a)	114,359	1,176,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2018

Investments	Shares	Value
CTT-Correios de Portugal S.A.	944,954	$3,182,340
Mota-Engil, SGPS, S.A.*	789,126	1,452,363
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,589,699	7,205,647
Semapa-Sociedade de Investimento e Gestao	82,103	1,229,514
Sonae Capital, SGPS, S.A.	979,786	950,916
Sonae, SGPS, S.A.	4,627,650	4,284,979

Total Portugal		22,288,035

Spain - 4.6%
Almirall S.A.	161,440	2,467,435
Applus Services S.A.	93,810	1,039,145
Atresmedia Corp. de Medios de Comunicacion S.A.	752,973	3,754,639
Construcciones y Auxiliar de Ferrocarriles S.A.	29,676	1,228,053
Distribuidora Internacional de Alimentacion S.A.(a)	2,754,346	1,453,093
Ence Energia y Celulosa S.A.	350,208	2,195,866
Ercros S.A.	44,145	157,146
Euskaltel S.A.(a)(b)	382,348	3,055,196
Faes Farma S.A.	522,733	1,774,760
Fluidra S.A.*	66,258	741,522
Lar Espana Real Estate Socimi S.A.	305,337	2,600,392
Obrascon Huarte Lain S.A.(a)	2,074,902	1,546,494
Papeles y Cartones de Europa S.A.	125,713	2,411,434
Sacyr S.A.	907,313	1,808,868
Talgo S.A.*(b)	166,930	1,022,827
Tecnicas Reunidas S.A.(a)	169,598	4,137,312

Total Spain		31,394,182

Sweden - 15.5%
Acando AB	293,931	964,757
AddTech AB Class B	59,843	1,067,823
AF AB Class B	101,925	1,844,016
Alimak Group AB(b)	53,563	664,565
Ambea AB(b)	104,399	1,023,283
Arjo AB Class B	292,998	936,909
Atrium Ljungberg AB Class B	173,968	2,982,583
Attendo AB(b)	118,839	1,054,905
Avanza Bank Holding AB	37,782	1,805,180
Beijer Ref AB	77,819	1,280,445
Bergman & Beving AB	95,578	913,106
Betsson AB*	351,353	2,892,985
Bilia AB Class A	351,701	3,286,592
BioGaia AB Class B	21,887	783,808
Biotage AB	54,123	665,408
Bonava AB Class B	224,809	2,895,739
Bravida Holding AB(b)	245,126	1,694,843
Bufab AB	52,833	510,700
Bulten AB	72,945	725,678
Byggmax Group AB	221,567	799,714
Catena AB	54,151	1,346,774
Clas Ohlson AB Class B(a)	313,147	2,732,047
Cloetta AB Class B	550,473	1,508,766
Coor Service Management Holding AB(b)	234,757	1,864,107
Duni AB	106,932	1,183,195
Dustin Group AB(b)	170,119	1,406,489
Evolution Gaming Group AB(b)	32,938	1,892,871
Fagerhult AB(a)	112,357	964,416
Global Gaming 555 AB(a)	79,590	325,152
Granges AB	118,815	1,078,814
Hemfosa Fastigheter AB	352,770	2,781,304
HIQ International AB*	189,191	1,009,562
Instalco Intressenter AB	11,900	92,614
Inwido AB	215,002	1,348,332
ITAB Shop Concept AB Class B(a)	220,570	373,179
JM AB(a)	268,801	5,245,134
KappAhl AB	386,650	758,834
KNOW IT AB	38,593	668,620
Kungsleden AB	414,374	2,939,834
Lagercrantz Group AB Class B	94,452	917,263
LeoVegas AB(a)(b)	134,822	604,626
Lindab International AB	120,594	863,732
Mekonomen AB	132,686	1,369,386
Modern Times Group MTG AB Class B	120,068	3,968,026
Munters Group AB(a)(b)	48,317	185,293
Mycronic AB(a)	163,659	2,180,065
NCC AB Class B(a)	292,247	4,542,332
NetEnt AB*	615,958	2,539,324
New Wave Group AB Class B	25,103	134,210
Nobia AB	462,701	2,569,793
Nobina AB(b)	293,660	1,984,044
Nolato AB Class B	23,582	974,842
Nordic Waterproofing Holding A/S(b)	18,470	148,537
Paradox Interactive AB(a)	33,871	512,696
Peab AB	819,803	6,694,647
Platzer Fastigheter Holding AB Class B	167,258	1,124,379
Pricer AB Class B	221,437	232,031
Ratos AB Class B	848,068	2,226,862
Resurs Holding AB(b)	653,207	4,030,118
Rottneros AB	660,495	613,870
Scandi Standard AB	161,079	1,124,629
Scandic Hotels Group AB(b)	119,053	1,048,748
SkiStar AB	58,043	1,355,189
Thule Group AB(b)	119,833	2,190,983
Vitrolife AB	13,317	220,802
Wihlborgs Fastigheter AB	261,920	3,025,159

Total Sweden		105,694,669

Switzerland - 2.2%
Ascom Holding AG Registered Shares	62,097	855,424
Autoneum Holding AG(a)	8,290	1,239,548
Bobst Group S.A. Registered Shares	20,742	1,437,085
Comet Holding AG Registered Shares*(a)	7,608	615,478
EFG International AG*	499,984	2,916,320
Huber + Suhner AG Registered Shares	20,089	1,334,783
Implenia AG Registered Shares	26,321	883,241
Kudelski S.A. Bearer Shares*(a)	12,266	70,177
Mobilezone Holding AG Registered Shares	160,355	1,779,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2018

Investments	Shares	Value
Oriflame Holding AG	108,887	$2,432,989
Swissquote Group Holding S.A. Registered Shares	15,105	693,347
u-blox Holding AG*	4,633	371,044
Ypsomed Holding AG Registered Shares*	6,409	754,153

Total Switzerland		15,383,142

United Kingdom - 24.9%
A.G. Barr PLC	140,235	1,409,180
AA PLC	816,412	779,837
Aggreko PLC	384,947	3,591,706
Ascential PLC	210,781	1,012,059
BCA Marketplace PLC	890,158	2,494,151
Biffa PLC(b)	81,535	203,324
Big Yellow Group PLC	190,614	2,120,561
Bodycote PLC	124,097	1,148,233
Bovis Homes Group PLC	186,030	2,041,844
Brewin Dolphin Holdings PLC	410,738	1,686,525
Card Factory PLC	1,535,170	3,390,303
Central Asia Metals PLC(a)	458,199	1,269,248
Chesnara PLC	263,903	1,161,249
Civitas Social Housing PLC	1,251,931	1,698,099
Clipper Logistics PLC	9,930	28,455
CMC Markets PLC(b)	552,025	739,618
Coats Group PLC	842,450	874,449
Computacenter PLC	95,443	1,222,855
Concentric AB	60,291	814,683
ContourGlobal PLC(b)	217,011	497,493
Costain Group PLC	195,821	786,849
Countryside Properties PLC(b)	449,680	1,743,336
Cranswick PLC	28,257	947,207
Crest Nicholson Holdings PLC	771,993	3,226,896
Dairy Crest Group PLC	278,350	1,496,726
Dart Group PLC	18,703	183,891
De La Rue PLC	210,196	1,132,395
DFS Furniture PLC	376,486	871,717
Dignity PLC	51,196	454,140
Diploma PLC	82,775	1,275,609
Domino’s Pizza Group PLC	465,020	1,380,533
Drax Group PLC	562,519	2,570,530
Dunelm Group PLC	363,805	2,506,680
Eco Animal Health Group PLC	6,174	32,239
Elementis PLC	389,962	904,410
EMIS Group PLC	86,393	1,004,575
Equiniti Group PLC(b)	478,583	1,319,618
Essentra PLC	415,891	1,813,620
Euromoney Institutional Investor PLC	67,092	986,074
FDM Group Holdings PLC	98,729	934,257
Ferrexpo PLC	528,760	1,310,829
Forterra PLC(b)	306,650	874,831
Galliford Try PLC	280,045	2,222,025
Games Workshop Group PLC	50,246	1,945,396
Gamma Communications PLC(a)	33,257	309,200
Genus PLC	23,644	646,225
Go-Ahead Group PLC (The)	101,277	1,970,912
Greene King PLC	619,137	4,163,453
Greggs PLC	126,738	2,043,495
Halfords Group PLC	387,834	1,259,561
Hastings Group Holdings PLC(b)	1,213,269	2,888,015
Headlam Group PLC	190,212	993,241
Helical PLC	202,435	822,450
Hill & Smith Holdings PLC	61,325	937,242
Hilton Food Group PLC	82,535	948,151
Hochschild Mining PLC	319,519	635,029
Huntsworth PLC	164,762	226,628
Ibstock PLC(b)	475,024	1,202,116
IDOX PLC(a)	1,053,540	369,663
Inland Homes PLC(a)	230,286	152,512
Inmarsat PLC	803,954	3,883,712
ITE Group PLC	820,049	663,203
J D Wetherspoon PLC	46,168	654,439
James Fisher & Sons PLC	35,797	790,549
James Halstead PLC(a)	158,304	860,900
John Laing Group PLC(b)	341,856	1,445,487
John Menzies PLC	150,211	979,501
Johnson Service Group PLC	569,910	849,230
Just Group PLC	1,428,527	1,669,274
Kcom Group PLC	985,971	916,685
Keller Group PLC	85,418	536,870
Kier Group PLC(a)	267,093	1,387,892
Lookers PLC	702,148	826,292
M&C Saatchi PLC	79,789	293,680
Marshalls PLC	271,977	1,610,020
Marston’s PLC	2,226,842	2,667,357
McCarthy & Stone PLC(b)	985,375	1,740,648
McColl’s Retail Group PLC	284,692	201,234
Mears Group PLC	283,657	1,177,726
Millennium & Copthorne Hotels PLC	161,718	962,882
MJ Gleeson PLC	90,127	739,220
Moneysupermarket.com Group PLC	811,309	2,846,695
Morgan Advanced Materials PLC	289,489	970,400
Morgan Sindall Group PLC	54,383	730,023
N Brown Group PLC	871,206	1,045,768
NCC Group PLC	308,266	688,241
Norcros PLC	16,921	40,946
Northgate PLC	264,879	1,281,255
Numis Corp. PLC	231,082	704,863
OneSavings Bank PLC	321,535	1,433,274
Pagegroup PLC	518,991	2,979,729
PayPoint PLC	139,855	1,440,985
Pendragon PLC	3,156,691	904,581
Pets at Home Group PLC	1,218,025	1,796,378
Photo-Me International PLC	1,167,084	1,327,353
Polar Capital Holdings PLC	172,479	1,036,839
Polypipe Group PLC	241,747	1,008,028
Premier Asset Management Group PLC	35,988	82,043
PZ Cussons PLC	676,222	1,832,711
QinetiQ Group PLC	480,776	1,753,674
Rank Group PLC	658,153	1,155,072
Redde PLC	746,070	1,615,331
Renewi PLC	1,300,584	545,792
Restaurant Group PLC (The)(a)	956,497	1,737,145
RPS Group PLC	379,396	657,150
RWS Holdings PLC(a)	179,636	1,095,877
Safestore Holdings PLC	222,060	1,432,461
Saga PLC	3,105,229	4,097,193
Savills PLC	178,015	1,602,909
Senior PLC	340,214	820,664
SIG PLC	597,769	835,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2018

Investments	Shares	Value
Soco International PLC	656,873	$568,883
Softcat PLC	117,810	882,252
Spire Healthcare Group PLC(b)	393,535	545,813
Spirent Communications PLC	772,742	1,165,250
St. Modwen Properties PLC	173,257	873,814
Staffline Group PLC	7,120	112,444
Stagecoach Group PLC	1,875,156	3,164,363
SThree PLC	200,859	732,907
Stock Spirits Group PLC	320,560	849,191
Superdry PLC	80,056	476,966
Synthomer PLC	287,637	1,309,279
TalkTalk Telecom Group PLC(a)	2,207,977	3,202,958
TBC Bank Group PLC	62,667	1,214,749
Ted Baker PLC	40,889	807,181
Telecom Plus PLC	140,542	2,563,198
Topps Tiles PLC	127,348	101,693
Trifast PLC	26,071	62,424
TT Electronics PLC	266,044	663,436
Tyman PLC	292,685	875,994
U & I Group PLC	21,710	57,788
Ultra Electronics Holdings PLC	83,411	1,381,019
Vesuvius PLC	295,064	1,903,394
Watkin Jones PLC	417,401	1,092,442
Wincanton PLC	278,396	861,593
Xaar PLC	20,671	38,200
XPS Pensions Group PLC	21,065	43,864

Total United Kingdom		169,583,352

TOTAL COMMON STOCKS (Cost: $852,393,054)		675,379,721

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/19* (Cost: $62,940)	549,173	64,294

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $3,220,210)	56,507	3,206,772

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%

United States - 6.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $40,680,579)(e)	40,680,579	40,680,579

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $896,356,783)		719,331,366
Other Assets less Liabilities - (5.6)%		(38,222,399)

NET ASSETS - 100.0%		$681,108,967

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $54,943,632. The Fund also had securities on loan having a total market value of $15,299 that were sold and pending settlement. The total market value of the collateral held by the Fund was $58,402,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,722,363.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	1/2/2019	3,316,213	USD	2,590,000	GBP	$17,589	$—

CURRENCY LEGEND

GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.0%

Germany - 99.0%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	2,092	$378,809

Air Freight & Logistics - 3.4%
Deutsche Post AG Registered Shares	64,942	1,775,041

Airlines - 1.2%
Deutsche Lufthansa AG Registered Shares	26,974	607,456

Auto Components - 2.0%
Continental AG	5,790	799,225
ElringKlinger AG	331	2,573
Hella GmbH & Co. KGaA	6,049	240,639
Leoni AG	1,000	34,614

Total Auto Components		1,077,051

Automobiles - 14.4%
Bayerische Motoren Werke AG	37,690	3,046,132
Daimler AG Registered Shares	55,138	2,893,753
Volkswagen AG	10,299	1,637,666

Total Automobiles		7,577,551

Capital Markets - 2.5%
AURELIUS Equity Opportunities SE & Co. KGaA	5,326	193,125
Deutsche Bank AG Registered Shares	41,430	329,962
Deutsche Boerse AG	6,837	820,259

Total Capital Markets		1,343,346

Chemicals - 8.9%
BASF SE	37,620	2,597,520
Covestro AG(a)	9,221	455,160
Evonik Industries AG	27,130	676,098
Fuchs Petrolub SE	3,246	129,873
K+S AG Registered Shares	9,315	167,393
LANXESS AG	3,264	149,996
Symrise AG	4,270	314,840
Wacker Chemie AG	2,410	217,920

Total Chemicals		4,708,800

Commercial Services & Supplies - 0.1%
Bilfinger SE	1,760	51,264

Construction & Engineering - 0.7%
Hochtief AG	2,616	351,979

Construction Materials - 0.9%
HeidelbergCement AG	8,056	491,588

Diversified Telecommunication Services - 7.7%
Deutsche Telekom AG Registered Shares	240,873	4,080,745

Electrical Equipment - 0.5%
OSRAM Licht AG	5,471	237,158

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	421	10,963

Entertainment - 0.3%
CTS Eventim AG & Co. KGaA	4,317	160,782

Food & Staples Retailing - 1.2%
METRO AG	40,176	615,195

Food Products - 0.3%
Suedzucker AG	14,224	183,659

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	980	76,516

Health Care Providers & Services - 1.6%
Fresenius Medical Care AG & Co. KGaA	6,217	402,538
Fresenius SE & Co. KGaA	9,293	450,215

Total Health Care Providers & Services		852,753

Health Care Technology - 0.1%
CompuGroup Medical SE	638	29,494

Hotels, Restaurants & Leisure - 0.8%
TUI AG	30,763	432,551

Household Products - 1.4%
Henkel AG & Co. KGaA	7,406	725,974

Independent Power & Renewable Electricity Producers - 1.1%
Uniper SE	21,539	556,464

Industrial Conglomerates - 6.4%
Indus Holding AG	854	38,074
Rheinmetall AG	2,849	251,297
Siemens AG Registered Shares	27,857	3,101,039

Total Industrial Conglomerates		3,390,410

Insurance - 14.5%
Allianz SE Registered Shares	18,760	3,755,963
Hannover Rueck SE	8,166	1,098,725
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	10,271	2,237,303
Talanx AG	17,262	588,045

Total Insurance		7,680,036

Internet & Direct Marketing Retail - 0.0%
Takkt AG	951	14,829

IT Services - 0.2%
Bechtle AG	689	53,441
Wirecard AG	372	56,473

Total IT Services		109,914

Life Sciences Tools & Services - 0.0%
Gerresheimer AG	378	24,738

Machinery - 3.3%
DMG MORI AG	3,954	194,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2018

Investments	Shares	Value
Duerr AG	4,282	$149,443
GEA Group AG	10,629	273,387
KION Group AG	4,197	212,686
Krones AG	988	76,237
MAN SE	7,188	740,759
NORMA Group SE	526	25,964
Pfeiffer Vacuum Technology AG	114	14,166
Wacker Neuson SE	1,780	33,615
Washtec AG	354	24,442

Total Machinery		1,745,512

Media - 1.7%
Axel Springer SE	6,605	372,844
ProSiebenSat.1 Media SE	29,906	531,608

Total Media		904,452

Metals & Mining - 0.7%
Aurubis AG	3,349	165,464
Salzgitter AG	609	17,801
ThyssenKrupp AG	10,327	176,844

Total Metals & Mining		360,109

Multi-Utilities - 6.4%
E.ON SE	101,456	1,000,554
Innogy SE*	43,283	1,836,659
RWE AG	24,932	540,522

Total Multi-Utilities		3,377,735

Personal Products - 0.8%
Beiersdorf AG	4,078	424,966

Pharmaceuticals - 4.9%
Bayer AG Registered Shares	32,168	2,226,963
Merck KGaA	3,713	381,922

Total Pharmaceuticals		2,608,885

Road & Rail - 0.2%
Sixt SE	1,099	86,937

Semiconductors & Semiconductor Equipment - 1.1%
Infineon Technologies AG	22,143	439,556
Siltronic AG	1,628	134,368

Total Semiconductors & Semiconductor Equipment		573,924

Software - 4.5%
Nemetschek SE	414	45,315
RIB Software SE	289	3,908
SAP SE	22,889	2,274,572
Software AG	1,405	50,738

Total Software		2,374,533

Specialty Retail - 0.6%
Fielmann AG	4,689	289,452

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	4,157	866,778
Hugo Boss AG	4,520	278,607

Total Textiles, Apparel & Luxury Goods		1,145,385

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	8,591	265,063

Trading Companies & Distributors - 0.6%
Brenntag AG	6,552	282,370
Kloeckner & Co. SE	2,436	16,875

Total Trading Companies & Distributors		299,245

Transportation Infrastructure - 0.5%
Fraport AG Frankfurt Airport Services Worldwide	3,547	253,260
Hamburger Hafen und Logistik AG	1,730	34,273

Total Transportation Infrastructure		287,533

TOTAL INVESTMENTS IN SECURITIES - 99.0% (Cost: $63,036,700)		52,288,797
Other Assets less Liabilities - 1.0%		510,824

NET ASSETS - 100.0%		$52,799,621

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	22,000	USD	19,193	EUR	$59	$—
Bank of America N.A.	1/4/2019	2,474,683	EUR	2,818,030	USD	11,136	—
Bank of America N.A.	1/4/2019	10,352,457	EUR	11,835,726	USD	—	(341)
Bank of America N.A.	1/4/2019	9,919,468	USD	8,733,464	EUR	—	(65,012)
Bank of America N.A.	2/5/2019	11,087,660	USD	9,672,716	EUR	—	(132)
Barclays Bank PLC	1/4/2019	10,352,430	EUR	11,835,726	USD	—	(372)
Barclays Bank PLC	1/4/2019	13,019,298	USD	11,462,849	EUR	—	(85,536)
Barclays Bank PLC	2/5/2019	11,087,660	USD	9,672,572	EUR	33	—
Citibank N.A.	1/4/2019	10,353,299	EUR	11,835,726	USD	622	—
Citibank N.A.	1/4/2019	13,019,298	USD	11,462,072	EUR	—	(84,648)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2018

Citibank N.A.	2/5/2019	11,087,660	USD	9,673,501	EUR	$—	$(1,032)
Credit Suisse International	1/4/2019	1,234,444	EUR	1,409,015	USD	2,255	—
Goldman Sachs	1/4/2019	10,352,194	EUR	11,835,726	USD	—	(641)
Goldman Sachs	1/4/2019	13,019,298	USD	11,462,597	EUR	—	(85,248)
Goldman Sachs	2/5/2019	11,087,660	USD	9,672,665	EUR	—	(74)
UBS AG	1/4/2019	1,236,804	EUR	1,409,015	USD	4,954	—
UBS AG	1/4/2019	7,887,635	EUR	9,017,696	USD	—	(205)
UBS AG	1/4/2019	13,019,298	USD	11,462,900	EUR	—	(85,594)
UBS AG	2/5/2019	8,447,742	USD	7,369,760	EUR	—	(182)

						$19,059	$(409,017)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 5.1%
Altium Ltd.	3,428	$52,369
Aristocrat Leisure Ltd.	20,846	320,515
carsales.com Ltd.	18,477	143,086
Cochlear Ltd.	2,020	246,830
Corporate Travel Management Ltd.(a)	3,460	52,224
CSL Ltd.	12,373	1,612,853
Domino’s Pizza Enterprises Ltd.(a)	4,232	121,110
Northern Star Resources Ltd.	18,262	118,793
REA Group Ltd.	4,162	216,765
Reece Ltd.	23,034	161,348

Total Australia		3,045,893

Belgium - 0.3%
Melexis N.V.	3,157	183,694

Brazil - 2.0%
Ambev S.A.	110,263	437,553
BB Seguridade Participacoes S.A.	37,370	266,023
CCR S.A.	61,229	176,937
IRB Brasil Resseguros S.A.	3,229	69,533
Localiza Rent a Car S.A.	7,303	56,057
Lojas Renner S.A.	7,840	85,768
Magazine Luiza S.A.	369	17,239
Natura Cosmeticos S.A.	2,222	25,799
Raia Drogasil S.A.	2,030	29,934

Total Brazil		1,164,843

Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B	5,847	290,723
Canadian Pacific Railway Ltd.	2,850	505,480
CCL Industries, Inc. Class B	3,599	131,912
CI Financial Corp.	43,740	553,395
Constellation Software, Inc.	248	158,674
FirstService Corp.	554	38,003
Toromont Industries Ltd.	2,509	99,677
West Fraser Timber Co., Ltd.	1,938	95,694

Total Canada		1,873,558

Chile - 0.1%
Aguas Andinas S.A. Class A	155,003	85,256

China - 6.2%
AAC Technologies Holdings, Inc.	18,500	107,394
Anhui Conch Cement Co., Ltd. Class H	34,000	165,020
ANTA Sports Products Ltd.	26,000	124,697
Brilliance China Automotive Holdings Ltd.	20,000	14,893
China Conch Venture Holdings Ltd.	36,500	108,623
China Gas Holdings Ltd.	33,400	119,021
China Medical System Holdings Ltd.	48,000	44,632
China Overseas Land & Investment Ltd.	116,000	398,552
China Resources Gas Group Ltd.	16,000	63,351
CIFI Holdings Group Co., Ltd.	220,000	116,893
Country Garden Holdings Co., Ltd.	376,000	457,673
CSPC Pharmaceutical Group Ltd.	52,400	75,628
Dali Foods Group Co., Ltd.(b)	56,500	41,783
Fullshare Holdings Ltd.*(a)	40,000	9,196
Geely Automobile Holdings Ltd.	108,000	190,361
Haier Electronics Group Co., Ltd.*	14,000	34,440
Haitian International Holdings Ltd.	18,000	34,716
Kingboard Laminates Holdings Ltd.	79,000	65,183
Logan Property Holdings Co., Ltd.	58,000	72,673
Luye Pharma Group Ltd.(a)(b)	27,000	18,795
MGM China Holdings Ltd.(a)	9,600	16,112
Minth Group Ltd.	20,000	64,501
Shenzhou International Group Holdings Ltd.	13,200	149,629
Sino Biopharmaceutical Ltd.	55,250	36,413
SITC International Holdings Co., Ltd.	62,000	58,442
Sunac China Holdings Ltd.(a)	55,000	179,134
Sunny Optical Technology Group Co., Ltd.	6,000	53,338
Tencent Holdings Ltd.	14,800	593,561
Xinyi Glass Holdings Ltd.	132,000	146,004
Xinyi Solar Holdings Ltd.	154,000	54,091
Zhuzhou CRRC Times Electric Co., Ltd. Class H	7,700	42,683

Total China		3,657,432

Denmark - 3.0%
Ambu A/S Class B(a)	1,426	34,209
Chr Hansen Holding A/S	2,822	249,261
Coloplast A/S Class B	11,021	1,021,409
DSV A/S	1,700	111,772
GN Store Nord A/S	1,594	59,409
Rockwool International A/S Class B	244	63,542
Royal Unibrew A/S	2,233	153,588
SimCorp A/S	1,182	80,684

Total Denmark		1,773,874

Finland - 0.3%
DNA Oyj	10,081	196,831

France - 3.6%
Gaztransport Et Technigaz S.A.	3,346	256,847
Ipsen S.A.	1,543	199,054
Safran S.A.	13,576	1,635,745
Trigano S.A.	752	69,331

Total France		2,160,977

Germany - 5.5%
1&1 Drillisch AG	16,674	848,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2018

Investments	Shares	Value
adidas AG	6,198	$1,292,348
Bechtle AG	1,193	92,532
CompuGroup Medical SE	903	41,745
CTS Eventim AG & Co. KGaA	3,707	138,063
Fuchs Petrolub SE	3,287	131,514
Hugo Boss AG	6,744	415,691
Nemetschek SE	584	63,923
Siltronic AG	1,943	160,366
Wirecard AG	407	61,787

Total Germany		3,246,178

Hong Kong - 2.9%
Galaxy Entertainment Group Ltd.	190,000	1,208,529
Melco International Development Ltd.	20,000	40,770
Techtronic Industries Co., Ltd.	66,500	353,337
Vitasoy International Holdings Ltd.	36,000	137,253

Total Hong Kong		1,739,889

India - 3.6%
Alkem Laboratories Ltd.	385	10,749
Asian Paints Ltd.	1,788	35,165
Aurobindo Pharma Ltd.	2,883	30,267
Bajaj Auto Ltd.	1,279	49,833
Bajaj Holdings & Investment Ltd.	585	24,719
Bandhan Bank Ltd.(b)	3,137	24,720
Bharat Forge Ltd.	3,134	22,836
Bharti Infratel Ltd.	42,022	155,893
Biocon Ltd.	1,277	11,506
Cadila Healthcare Ltd.	3,685	18,392
Colgate-Palmolive India Ltd.	1,705	32,812
Dabur India Ltd.	4,030	24,859
Eicher Motors Ltd.	107	35,493
Emami Ltd.	1,171	7,046
Endurance Technologies Ltd.(b)	107	1,966
Godrej Consumer Products Ltd.	3,346	38,852
Graphite India Ltd.	1,689	18,274
Havells India Ltd.	2,656	26,307
Hero MotoCorp Ltd.	2,628	116,851
Hindustan Unilever Ltd.	8,029	209,267
Indraprastha Gas Ltd.	5,398	20,663
InterGlobe Aviation Ltd.(b)	1,747	29,153
ITC Ltd.	45,612	184,009
JSW Steel Ltd.	10,811	47,501
Maruti Suzuki India Ltd.	1,283	137,195
Mindtree Ltd.	1,629	20,171
Motherson Sumi Systems Ltd.	11,972	28,612
Mphasis Ltd.	1,393	20,321
Nestle India Ltd.	187	29,691
Oracle Financial Services Software Ltd.	420	22,305
Petronet LNG Ltd.	11,732	37,667
Pidilite Industries Ltd.	2,146	34,054
Shree Cement Ltd.	69	17,035
Siemens Ltd.	1,262	18,924
Sun Pharmaceutical Industries Ltd.	4,876	30,067
Tata Consultancy Services Ltd.	10,921	296,125
Tech Mahindra Ltd.	8,946	92,663
Titan Co., Ltd.	1,999	26,657
UPL Ltd.	5,635	61,201
Whirlpool of India Ltd.	497	9,899
Zee Entertainment Enterprises Ltd.	7,322	49,969

Total India		2,109,689

Indonesia - 0.3%
Charoen Pokphand Indonesia Tbk PT	86,400	43,410
Gudang Garam Tbk PT	14,400	83,741
United Tractors Tbk PT	41,800	79,502

Total Indonesia		206,653

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	369,085	360,516

Italy - 2.5%
De’ Longhi SpA	12,866	325,042
Ferrari N.V.	2,793	277,073
IMA Industria Macchine Automatiche SpA	2,326	144,648
Moncler SpA	5,020	166,018
Recordati SpA	13,580	470,221
Reply SpA	557	28,067
Technogym SpA(b)	4,980	53,285

Total Italy		1,464,354

Japan - 12.7%
Advantest Corp.	6,700	137,035
Asahi Intecc Co., Ltd.	1,400	59,208
Benefit One, Inc.	1,700	52,295
Daito Trust Construction Co., Ltd.	6,600	903,240
en-japan, Inc.	1,100	34,239
GMO Payment Gateway, Inc.(a)	700	29,859
Harmonic Drive Systems, Inc.(a)	1,800	49,383
Haseko Corp.	24,500	257,918
Hoya Corp.	9,300	560,721
Kakaku.com, Inc.	7,600	134,523
Kaken Pharmaceutical Co., Ltd.	2,600	115,290
M3, Inc.	3,600	48,365
MonotaRO Co., Ltd.(a)	2,800	69,365
Murata Manufacturing Co., Ltd.	7,900	1,076,831
Nidec Corp.	4,200	477,555
Nihon M&A Center, Inc.	2,700	54,534
Open House Co., Ltd.	2,500	84,537
Oracle Corp.	3,800	242,446
Pigeon Corp.	3,300	141,366
Pilot Corp.	600	29,148
Relo Group, Inc.	2,100	49,249
Seria Co., Ltd.(a)	2,200	74,593
Sysmex Corp.	3,400	163,500
T-Gaia Corp.	3,600	68,151
TechnoPro Holdings, Inc.	1,400	57,741
Tokai Carbon Co., Ltd.(a)	4,900	55,737
Tokyo Electron Ltd.	18,100	2,064,636
Trend Micro, Inc.	6,500	353,689
ZOZO, Inc.	6,800	124,577

Total Japan		7,569,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2018

Investments	Shares	Value
Malaysia - 0.3%
Fraser & Neave Holdings Bhd	5,100	$41,343
Hartalega Holdings Bhd	19,000	28,230
Nestle Malaysia Bhd	800	28,535
Press Metal Aluminium Holdings Bhd	25,700	30,038
Top Glove Corp. Bhd	26,900	36,452
Westports Holdings Bhd	24,400	21,374

Total Malaysia		185,972

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	22,514	192,893
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,117	67,131
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	56,290	89,092

Total Mexico		349,116

Netherlands - 3.7%
ASML Holding N.V.	8,790	1,378,223
Koninklijke DSM N.V.	10,076	822,873

Total Netherlands		2,201,096

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	21,416	186,687
Ryman Healthcare Ltd.	17,506	126,073

Total New Zealand		312,760

Norway - 6.9%
Austevoll Seafood ASA	11,220	138,385
Leroy Seafood Group ASA	30,141	229,525
Salmar ASA	11,406	563,770
Telenor ASA	162,772	3,148,613

Total Norway		4,080,293

Philippines - 0.2%
DMCI Holdings, Inc.	191,100	46,444
Jollibee Foods Corp.	5,230	29,022
Semirara Mining & Power Corp.	63,170	27,690

Total Philippines		103,156

Poland - 0.0%
CCC S.A.	303	15,591

Russia - 1.0%
Mobile TeleSystems PJSC ADR	42,697	298,879
Novatek PJSC GDR Reg S	1,237	211,527
PhosAgro PJSC GDR Reg S	4,536	57,834

Total Russia		568,240

South Africa - 1.4%
Assore Ltd.	2,616	52,738
Capitec Bank Holdings Ltd.	1,015	78,886
Clicks Group Ltd.	5,584	74,317
Life Healthcare Group Holdings Ltd.	49,933	91,639
Mr. Price Group Ltd.	7,220	123,546
Naspers Ltd. Class N	871	175,125
Pick n Pay Stores Ltd.	12,655	59,620
RMB Holdings Ltd.	34,628	189,930

Total South Africa		845,801

South Korea - 1.2%
Amorepacific Corp.	209	39,241
Coway Co., Ltd.	1,738	115,420
NAVER Corp.	201	21,977
NCSoft Corp.	296	123,754
SK Hynix, Inc.	7,951	431,113

Total South Korea		731,505

Spain - 0.5%
Prosegur Cash S.A.(b)	132,065	291,976

Sweden - 6.9%
Atlas Copco AB Class A	85,993	2,041,714
Atlas Copco AB Class B	39,225	855,302
Beijer Ref AB	2,850	46,894
Evolution Gaming Group AB(b)	1,458	83,788
Fabege AB	13,130	174,991
Hexpol AB	16,760	132,422
Indutrade AB	4,817	111,707
Investment AB Latour Class B(a)	24,674	311,700
Lifco AB Class B	2,129	78,644
Sweco AB Class B	5,511	122,393
Thule Group AB(b)	7,218	131,971

Total Sweden		4,091,526

Switzerland - 6.6%
EMS-Chemie Holding AG Registered Shares	1,796	850,814
Logitech International S.A. Registered Shares	6,726	210,964
Partners Group Holding AG	1,563	944,966
Roche Holding AG Bearer Shares	3,671	891,497
Schindler Holding AG Participation Certificate	1,677	331,215
Straumann Holding AG Registered Shares	266	166,756
Sunrise Communications Group AG*(b)	4,796	420,586
Temenos AG Registered Shares*	726	86,828

Total Switzerland		3,903,626

Taiwan - 5.1%
Advantech Co., Ltd.	8,000	54,787
Catcher Technology Co., Ltd.	29,000	212,285
Eclat Textile Co., Ltd.	5,283	59,813
Feng TAY Enterprise Co., Ltd.	11,440	65,319
Hiwin Technologies Corp.	4,000	28,760
Largan Precision Co., Ltd.	2,000	209,194
Micro-Star International Co., Ltd.	39,000	96,939
Nien Made Enterprise Co., Ltd.	6,000	46,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2018

Investments	Shares	Value
Novatek Microelectronics Corp.	30,000	$138,595
President Chain Store Corp.	36,000	364,252
Taiwan Semiconductor Manufacturing Co., Ltd.	227,000	1,665,371
Walsin Technology Corp.	6,000	30,062
Yageo Corp.	7,000	72,649

Total Taiwan		3,044,094

Thailand - 1.0%
Advanced Info Service PCL NVDR	12,700	67,284
Airports of Thailand PCL NVDR	28,600	56,436
Bangkok Dusit Medical Services PCL NVDR	86,000	65,504
Central Pattana PCL NVDR	31,650	72,661
CP ALL PCL	49,856	105,270
Delta Electronics Thailand PCL NVDR	24,300	51,869
Energy Absolute PCL NVDR	12,200	15,924
Home Product Center PCL NVDR	116,400	54,339
Indorama Ventures PCL NVDR	43,400	72,311
VGI Global Media PCL NVDR	161,900	38,784

Total Thailand		600,382

Turkey - 0.6%
BIM Birlesik Magazalar AS	4,162	68,064
Eregli Demir ve Celik Fabrikalari T.A.S.	112,595	152,810
Ford Otomotiv Sanayi AS	3,441	32,341
Iskenderun Demir ve Celik AS	16,885	17,964
KOC Holding AS	22,098	58,985

Total Turkey		330,164

United Kingdom - 11.1%
Ashmore Group PLC	72,276	336,537
Ashtead Group PLC	17,828	371,693
British American Tobacco PLC	97,401	3,101,247
Countryside Properties PLC(b)	33,539	130,025
Croda International PLC	5,115	305,203
Diploma PLC	4,661	71,829
Electrocomponents PLC	19,980	128,912
Fevertree Drinks PLC	1,384	38,761
Halma PLC	8,107	140,834
Hargreaves Lansdown PLC	21,418	504,369
Hays PLC	163,463	291,461
Howden Joinery Group PLC	37,871	210,101
JD Sports Fashion PLC	9,051	40,207
NMC Health PLC	2,009	70,005
Pagegroup PLC	33,246	190,878
Redrow PLC	42,684	267,137
Rightmove PLC	32,385	178,284
Softcat PLC	6,235	46,692
Unite Group PLC (The)	15,597	160,107

Total United Kingdom		6,584,282

TOTAL COMMON STOCKS (Cost: $62,270,109)		59,078,948

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	863	34,650
WisdomTree International Equity Fund(a)(c)	1,119	52,145

TOTAL EXCHANGE-TRADED FUNDS (Cost: $88,301)		86,795

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $629,740)(e)	629,740	629,740

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $62,988,150)		59,795,483
Other Assets less Liabilities - (0.7)%		(432,545)

NET ASSETS - 100.0%		$59,362,938

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $912,653. The Fund also had securities on loan having a total market value of $25,466 that were sold and pending settlement. The total market value of the collateral held by the Fund was $983,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $354,202.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 10.7%
Abacus Property Group	80,306	$184,871
BWP Trust	108,675	270,070
Charter Hall Group	63,459	331,489
Charter Hall Retail REIT	74,254	234,191
Cromwell Property Group	468,970	326,853
Dexus	129,848	970,806
Goodman Group	137,997	1,032,703
GPT Group (The)	248,863	935,565
Growthpoint Properties Australia Ltd.	118,483	311,961
LendLease Group	61,126	500,470
Mirvac Group	491,214	774,625
Scentre Group	830,270	2,279,589
Shopping Centres Australasia Property Group	106,881	191,873
Stockland	440,713	1,092,122
Vicinity Centres	676,828	1,238,865
Viva Energy REIT	123,802	196,102

Total Australia		10,872,155

Austria - 0.6%
CA Immobilien Anlagen AG	7,336	231,625
IMMOFINANZ AG*	10,847	259,155
S IMMO AG	4,627	76,907

Total Austria		567,687

Belgium - 0.9%
Befimmo S.A.	4,306	238,983
Cofinimmo S.A.	2,927	363,041
Warehouses De Pauw CVA	2,300	302,889

Total Belgium		904,913

Brazil - 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	13,831	86,753

Canada - 5.1%
Allied Properties Real Estate Investment Trust	9,677	314,017
Artis Real Estate Investment Trust	37,734	255,281
Boardwalk Real Estate Investment Trust	4,091	113,253
Canadian Apartment Properties REIT	10,699	347,024
Choice Properties Real Estate Investment Trust	24,712	208,436
Cominar Real Estate Investment Trust	39,210	321,535
Dream Global Real Estate Investment Trust	29,015	252,803
Dream Office Real Estate Investment Trust	9,884	161,308
First Capital Realty, Inc.(a)	31,914	440,459
Granite Real Estate Investment Trust	6,427	250,389
H&R Real Estate Investment Trust	57,693	872,280
Killam Apartment Real Estate Investment Trust	7,310	85,314
Northview Apartment Real Estate Investment Trust	7,310	131,021
RioCan Real Estate Investment Trust	53,958	940,255
SmartCentres Real Estate Investment Trust	21,108	476,468
Tricon Capital Group, Inc.	8,744	62,036

Total Canada		5,231,879

Chile - 0.1%
Parque Arauco S.A.	45,244	100,717

China - 12.2%
Agile Group Holdings Ltd.	498,000	585,819
Central China Real Estate Ltd.	92,000	33,842
China Aoyuan Group Ltd.	222,000	140,924
China Evergrande Group(a)	506,000	1,515,541
China Jinmao Holdings Group Ltd.	1,089,000	489,604
China Overseas Land & Investment Ltd.	378,049	1,298,897
China Resources Land Ltd.	286,000	1,099,529
China SCE Group Holdings Ltd.	340,000	123,765
China South City Holdings Ltd.	568,800	80,641
China Vanke Co., Ltd. Class H	160,400	544,955
CIFI Holdings Group Co., Ltd.	715,900	380,382
Country Garden Holdings Co., Ltd.	1,138,000	1,385,190
Future Land Development Holdings Ltd.	194,000	132,813
Greentown China Holdings Ltd.	73,000	54,825
Guangzhou R&F Properties Co., Ltd. Class H	295,200	446,419
Hopson Development Holdings Ltd.	130,000	107,595
Jiayuan International Group Ltd.(a)	58,000	107,268
Kaisa Group Holdings Ltd.*	314,000	100,264
KWG Group Holdings Ltd.*	377,500	334,137
Logan Property Holdings Co., Ltd.	160,000	200,476
Longfor Group Holdings Ltd.	173,500	518,549
Poly Property Group Co., Ltd.	295,000	92,313
Powerlong Real Estate Holdings Ltd.	335,000	131,786
Shenzhen Investment Ltd.	858,000	283,832
Shimao Property Holdings Ltd.	203,000	541,897
Shui On Land Ltd.	678,500	150,790
Sino-Ocean Group Holding Ltd.	834,700	367,810
Sunac China Holdings Ltd.(a)	160,900	524,047
Times China Holdings Ltd.	99,000	110,009
Yuexiu Property Co., Ltd.	1,344,000	247,193
Yuzhou Properties Co., Ltd.	522,000	215,351

Total China		12,346,463

Finland - 0.3%
Citycon Oyj(a)	180,458	333,159

France - 8.1%
Covivio	10,727	1,032,508
Gecina S.A.	8,393	1,084,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2018

Investments	Shares	Value
ICADE	11,765	$894,369
Klepierre S.A.	58,265	1,795,687
Mercialys S.A.	21,129	289,119
Nexity S.A.	8,874	399,686
Unibail-Rodamco SE*	45,578	343,330
Unibail-Rodamco-Westfield	15,637	2,420,334

Total France		8,259,206

Germany - 4.6%
alstria office REIT-AG	20,289	282,959
Deutsche Euroshop AG	8,644	250,394
Deutsche Wohnen SE Bearer Shares	20,073	917,858
LEG Immobilien AG	5,916	616,233
PATRIZIA Immobilien AG	4,195	79,845
TAG Immobilien AG	11,330	257,872
TLG Immobilien AG	10,759	297,886
Vonovia SE	44,586	2,017,842

Total Germany		4,720,889

Hong Kong - 20.7%
Champion REIT	784,000	536,729
Hang Lung Group Ltd.	144,649	368,396
Hang Lung Properties Ltd.	620,283	1,182,042
Henderson Land Development Co., Ltd.	506,287	2,521,945
Hui Xian REIT	1,228,634	570,508
Hysan Development Co., Ltd.	101,115	481,079
Joy City Property Ltd.	522,000	56,671
Kowloon Development Co., Ltd.	89,000	93,668
Link REIT	201,615	2,042,069
New World Development Co., Ltd.	1,245,054	1,647,488
Sino Land Co., Ltd.	741,735	1,271,381
Sun Hung Kai Properties Ltd.	311,310	4,437,430
Sunlight Real Estate Investment Trust	289,000	185,300
Swire Pacific Ltd. Class A	68,778	726,490
Swire Pacific Ltd. Class B	277,500	462,893
Swire Properties Ltd.	473,941	1,664,682
Wharf Holdings Ltd. (The)	509,872	1,328,512
Wheelock & Co., Ltd.	189,231	1,081,582
Yuexiu Real Estate Investment Trust	638,000	409,071

Total Hong Kong		21,067,936

Ireland - 0.2%
Green REIT PLC	66,241	102,227
Hibernia REIT PLC	46,127	66,018

Total Ireland		168,245

Israel - 1.1%
Alony Hetz Properties & Investments Ltd.	15,245	142,342
Amot Investments Ltd.	58,469	283,837
Azrieli Group Ltd.	7,903	377,517
Gazit-Globe Ltd.	24,544	170,775
Melisron Ltd.	3,942	164,358

Total Israel		1,138,829

Italy - 0.2%
Beni Stabili SpA SIIQ	289,790	224,603

Japan - 7.3%
Aeon Mall Co., Ltd.	10,930	174,238
Daibiru Corp.	9,000	89,085
Daito Trust Construction Co., Ltd.	8,500	1,163,264
Daiwa House Industry Co., Ltd.	59,400	1,893,827
Hulic Co., Ltd.	40,100	360,010
Ichigo, Inc.	20,900	60,767
Invesco Office J-REIT, Inc.	863	120,662
Invincible Investment Corp.	821	338,233
Katitas Co., Ltd.(a)	1,800	42,607
Leopalace21 Corp.	26,500	105,309
Mitsubishi Estate Co., Ltd.	55,289	871,552
Mitsui Fudosan Co., Ltd.	43,608	971,805
Nomura Real Estate Holdings, Inc.	16,765	307,902
Open House Co., Ltd.	3,000	101,445
Relo Group, Inc.	3,000	70,355
Sumitomo Realty & Development Co., Ltd.	9,579	351,502
Tokyo Tatemono Co., Ltd.	16,300	169,366
Tokyu Fudosan Holdings Corp.	37,568	185,589

Total Japan		7,377,518

Malaysia - 0.6%
IGB Real Estate Investment Trust	251,600	105,328
IOI Properties Group Bhd	210,575	78,472
Pavilion Real Estate Investment Trust	93,200	36,987
Sime Darby Bhd	339,800	81,815
SP Setia Bhd	223,275	125,888
Sunway Bhd	212,465	75,577
Sunway Real Estate Investment Trust	208,096	87,116

Total Malaysia		591,183

Mexico - 1.3%
Concentradora Fibra Danhos S.A. de C.V.	174,488	205,819
Fibra Uno Administracion S.A. de C.V.	701,254	777,678
PLA Administradora Industrial S de RL de C.V.	188,250	223,295
Prologis Property Mexico S.A. de C.V.	55,618	85,572

Total Mexico		1,292,364

Netherlands - 0.6%
Eurocommercial Properties N.V. CVA	9,134	281,712
Wereldhave N.V.(a)	10,892	338,548

Total Netherlands		620,260

New Zealand - 0.6%
Goodman Property Trust	181,744	186,459
Kiwi Property Group Ltd.	241,217	220,786
Precinct Properties New Zealand Ltd.	154,105	152,936

Total New Zealand		560,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2018

Investments	Shares	Value
Norway - 0.2%
Entra ASA(b)	18,887	$251,270

Philippines - 0.4%
Ayala Land, Inc.	192,300	148,472
Megaworld Corp.	567,800	51,289
Robinsons Land Corp.	114,747	43,970
SM Prime Holdings, Inc.	270,675	184,276

Total Philippines		428,007

Russia - 0.1%
LSR Group PJSC GDR Reg S	63,633	106,776

Singapore - 9.6%
Ascendas Real Estate Investment Trust	441,584	832,627
Ascott Residence Trust	368,888	292,296
Bukit Sembawang Estates Ltd.(a)	27,900	115,653
CapitaLand Commercial Trust	464,975	596,996
CapitaLand Ltd.	427,089	974,502
CapitaLand Mall Trust	499,786	828,699
CapitaLand Retail China Trust	166,900	166,533
CDL Hospitality Trusts	200,800	215,090
City Developments Ltd.	56,203	334,826
Frasers Centrepoint Trust	152,400	242,632
Frasers Logistics & Industrial Trust	302,899	228,896
GuocoLand Ltd.	106,800	141,042
Ho Bee Land Ltd.	83,200	144,669
Keppel DC REIT	162,300	160,752
Keppel REIT	504,600	422,043
Manulife US Real Estate Investment Trust	170,500	131,285
Mapletree Commercial Trust	440,192	532,881
Mapletree Industrial Trust	315,818	442,562
Mapletree Logistics Trust	510,675	472,084
Mapletree North Asia Commercial Trust	620,300	518,813
OUE Ltd.(a)	96,100	100,824
Parkway Life Real Estate Investment Trust	76,900	148,384
SPH REIT	284,400	208,657
Starhill Global REIT	441,484	220,256
Suntec Real Estate Investment Trust	417,528	545,268
United Engineers Ltd.	50,900	94,481
UOL Group Ltd.	64,800	294,286
Wing Tai Holdings Ltd.	59,200	83,827
Yanlord Land Group Ltd.	285,100	255,189

Total Singapore		9,746,053

South Africa - 2.6%
Growthpoint Properties Ltd.	696,165	1,127,608
Hyprop Investments Ltd.	59,657	337,994
Redefine Properties Ltd.	1,402,952	943,104
Vukile Property Fund Ltd.	181,578	251,824

Total South Africa		2,660,530

Spain - 0.6%
Inmobiliaria Colonial Socimi S.A.	27,448	255,253
Merlin Properties Socimi S.A.	25,974	320,230

Total Spain		575,483

Sweden - 2.0%
Atrium Ljungberg AB Class B	11,118	190,612
Castellum AB	27,222	501,555
Fabege AB	18,583	247,666
Hemfosa Fastigheter AB	16,656	131,319
Hufvudstaden AB Class A	17,652	272,569
Klovern AB Class B(a)	84,566	98,055
Kungsleden AB	27,017	191,676
Sagax AB Class B	5,717	83,571
Wallenstam AB Class B	24,472	226,893
Wihlborgs Fastigheter AB	12,044	139,107

Total Sweden		2,083,023

Switzerland - 1.5%
Allreal Holding AG Registered Shares*	1,611	250,197
PSP Swiss Property AG Registered Shares	5,122	503,211
Swiss Prime Site AG Registered Shares*	9,149	738,287

Total Switzerland		1,491,695

Taiwan - 0.3%
Highwealth Construction Corp.	176,110	257,831

Thailand - 0.6%
Central Pattana PCL NVDR	72,374	166,153
Land & Houses PCL NVDR	691,911	210,378
MBK PCL NVDR	87,800	55,549
Pruksa Holding PCL NVDR	116,800	62,059
Quality Houses PCL NVDR	854,200	68,735
WHA Corp. PCL NVDR	664,100	87,296

Total Thailand		650,170

Turkey - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	493,017	139,011

United Kingdom - 6.2%
Assura PLC	282,712	190,113
Big Yellow Group PLC	14,798	164,626
British Land Co. PLC (The)	148,511	1,008,513
Capital & Counties Properties PLC	14,343	42,215
CLS Holdings PLC	36,140	97,119
Derwent London PLC	7,761	282,002
Great Portland Estates PLC	15,202	127,610
Hammerson PLC	126,621	531,205
Intu Properties PLC(a)	268,064	387,155
Land Securities Group PLC	113,225	1,159,972
Londonmetric Property PLC	72,533	160,738
NewRiver REIT PLC(a)	62,473	168,281
Primary Health Properties PLC(a)	38,117	53,886
Safestore Holdings PLC	14,208	91,653
Savills PLC	13,202	118,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2018

Investments	Shares	Value
Secure Income REIT PLC	29,910	$143,612
Segro PLC	79,184	593,596
Shaftesbury PLC	19,725	208,636
St. Modwen Properties PLC	9,987	50,369
Tritax Big Box REIT PLC	177,384	296,628
Unite Group PLC (The)	22,298	228,894
Workspace Group PLC	15,527	156,916

Total United Kingdom		6,262,614

TOTAL COMMON STOCKS (Cost: $106,333,258)		101,117,403

RIGHTS - 0.2%

Austria - 0.2%
BUWOG AG, expiring 1/18/19* (Cost: $146,731)	5,851	194,303

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c)
(Cost: $1,090,989)(d)	1,090,989	1,090,989

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $107,570,978)		102,402,695
Other Assets less Liabilities - (0.8)%		(805,587)

NET ASSETS - 100.0%		$101,597,108

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,353,753 and the total market value of the collateral held by the Fund was $3,543,924. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,452,935.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Merrill Lynch International	1/2/2019	9,159	BRL	2,335	USD	$28	$—
Morgan Stanley & Co. International	1/3/2019	29,594	USD	265,593	SEK	—	(363)

						$28	$(363)

CURRENCY LEGEND

BRL	Brazilian real
SEK	Swedish krona
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 3.6%
AGL Energy Ltd.	3,515	$50,976
Alumina Ltd.	23,542	38,119
Amcor Ltd.	5,769	53,813
AMP Ltd.	17,192	29,653
APA Group	4,409	26,383
ASX Ltd.	1,379	58,191
Aurizon Holdings Ltd.	11,675	35,178
Australia & New Zealand Banking Group Ltd.	11,886	204,675
Bank of Queensland Ltd.	2,731	18,649
Bendigo & Adelaide Bank Ltd.	3,718	28,243
BHP Group Ltd.	13,089	315,418
BHP Group PLC	10,007	210,495
Boral Ltd.	4,453	15,486
Coca-Cola Amatil Ltd.	3,232	18,635
Commonwealth Bank of Australia	7,507	382,576
Crown Resorts Ltd.	3,159	26,376
Fortescue Metals Group Ltd.	16,307	48,102
Harvey Norman Holdings Ltd.(a)	9,264	20,609
Insurance Australia Group Ltd.	10,512	51,803
Macquarie Group Ltd.	1,318	100,813
Mineral Resources Ltd.	509	5,543
National Australia Bank Ltd.	12,920	218,933
Rio Tinto Ltd.	1,808	99,879
Sonic Healthcare Ltd.	2,136	33,248
South32 Ltd.	18,652	43,989
Suncorp Group Ltd.	6,244	55,519
Sydney Airport	10,883	51,563
Tabcorp Holdings Ltd.	10,628	32,098
Telstra Corp., Ltd.	49,051	98,416
Transurban Group	9,843	80,728
Wesfarmers Ltd.	4,912	111,418
Westpac Banking Corp.	15,376	271,050
Whitehaven Coal Ltd.	4,281	13,020
Woodside Petroleum Ltd.	2,957	65,200
Woolworths Group Ltd.	4,120	85,332

Total Australia		3,000,129

Austria - 0.1%
Lenzing AG	149	13,533
Oesterreichische Post AG	731	25,086
Vienna Insurance Group AG Wiener Versicherung Gruppe	264	6,120
Voestalpine AG	623	18,588

Total Austria		63,327

Belgium - 0.8%
Ageas	1,096	49,239
Anheuser-Busch InBev S.A./N.V.	6,845	451,494
bpost S.A.(a)	1,772	16,215
Cofinimmo S.A.	304	37,706
KBC Group N.V.	1,153	74,707
Proximus SADP	1,743	47,063

Total Belgium		676,424

Brazil - 0.3%
Banco Bradesco S.A.	2,856	24,944
Banco do Brasil S.A.	4,000	47,980
Banco Santander Brasil S.A.	3,400	37,459
BB Seguridade Participacoes S.A.	4,599	32,738
CCR S.A.	9,433	27,259
Cielo S.A.	13,712	31,452
Engie Brasil Energia S.A.	3,755	31,991
Itau Unibanco Holding S.A.	3,595	27,873
Ultrapar Participacoes S.A.	2,000	27,453

Total Brazil		289,149

Canada - 2.7%
AltaGas Ltd.(a)	2,455	24,985
ARC Resources Ltd.(a)	1,489	8,831
Bank of Montreal	1,991	130,017
Bank of Nova Scotia (The)	3,869	192,770
BCE, Inc.	4,314	170,343
Canadian Imperial Bank of Commerce	1,606	119,562
CI Financial Corp.(a)	1,416	17,915
Emera, Inc.	1,714	54,853
Enbridge, Inc.	8,606	267,228
Fortis, Inc.	1,048	34,921
Great-West Lifeco, Inc.	3,683	75,990
Hydro One Ltd.(b)	2,000	29,653
IGM Financial, Inc.(a)	952	21,629
Inter Pipeline Ltd.	2,190	31,011
Keyera Corp.	1,210	22,866
Manulife Financial Corp.	5,218	74,003
National Bank of Canada(a)	1,173	48,138
Norbord, Inc.	1,048	27,854
Pembina Pipeline Corp.(a)	2,470	73,261
Power Corp. of Canada	2,004	35,992
Power Financial Corp.	2,701	51,081
Royal Bank of Canada	3,689	252,380
Shaw Communications, Inc. Class B	1,876	33,940
Sun Life Financial, Inc.	1,238	41,052
TELUS Corp.	2,304	76,333
Toronto-Dominion Bank (The)	4,710	234,017
TransCanada Corp.	3,691	131,744
Vermilion Energy, Inc.(a)	844	17,772

Total Canada		2,300,141

Chile - 0.1%
Banco Santander Chile	754,554	56,200
Enel Americas S.A.	156,943	27,705
Enel Chile S.A.	163,113	15,740

Total Chile		99,645

China - 3.4%
Agile Group Holdings Ltd.	22,000	25,880
Agricultural Bank of China Ltd. Class H	159,074	69,690
Bank of China Ltd. Class H	486,366	209,968
Bank of Communications Co., Ltd. Class H	149,125	116,377
Beijing Enterprises Water Group Ltd.*	50,000	25,481
China Cinda Asset Management Co., Ltd. Class H	164,000	39,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
China CITIC Bank Corp., Ltd. Class H	73,000	$44,382
China Construction Bank Corp. Class H	648,536	535,107
China Everbright Bank Co., Ltd. Class H	37,000	16,020
China Evergrande Group(a)	20,000	59,903
China Jinmao Holdings Group Ltd.	44,000	19,782
China Mobile Ltd.	33,500	322,405
China Petroleum & Chemical Corp. Class H	330,000	235,613
China Resources Cement Holdings Ltd.	20,000	18,009
China Resources Power Holdings Co., Ltd.	15,575	29,959
China Shenhua Energy Co., Ltd. Class H	26,000	56,986
China Vanke Co., Ltd. Class H	7,600	25,821
CIFI Holdings Group Co., Ltd.	40,000	21,253
CNOOC Ltd.	97,415	150,552
Country Garden Holdings Co., Ltd.	47,000	57,209
Dongfeng Motor Group Co., Ltd. Class H	24,000	21,764
Guangdong Investment Ltd.	22,000	42,542
Guangzhou Automobile Group Co., Ltd. Class H	30,000	29,926
Industrial & Commercial Bank of China Ltd. Class H	443,000	316,293
Kingboard Holdings Ltd.	11,000	29,364
Kingboard Laminates Holdings Ltd.	15,000	12,376
KWG Group Holdings Ltd.*	24,500	21,686
Lenovo Group Ltd.	48,000	32,432
Logan Property Holdings Co., Ltd.	8,000	10,024
Longfor Group Holdings Ltd.	8,000	23,910
Shimao Property Holdings Ltd.	13,000	34,703
Sino-Ocean Group Holding Ltd.	48,775	21,493
Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	17,524
Weichai Power Co., Ltd. Class H	18,000	20,576
WH Group Ltd.(b)	59,500	45,826
Xinyi Glass Holdings Ltd.	24,000	26,546
Yanzhou Coal Mining Co., Ltd. Class H	6,000	4,843
Yuexiu Property Co., Ltd.	186,000	34,210

Total China		2,826,234

Czech Republic - 0.1%
CEZ AS	1,970	46,813
Komercni Banka AS	685	25,770
O2 Czech Republic AS	1,688	18,069

Total Czech Republic		90,652

Denmark - 0.2%
Danske Bank A/S	4,167	82,281
ISS A/S	800	22,310
Pandora A/S	622	25,279
Tryg A/S	1,602	40,222

Total Denmark		170,092

Finland - 0.9%
Elisa Oyj	984	40,585
Fortum Oyj	4,515	98,581
Kesko Oyj Class B	608	32,736
Kone Oyj Class B	1,404	66,832
Metso Oyj	904	23,665
Nokia Oyj	20,568	118,267
Nokian Renkaat Oyj	760	23,301
Nordea Bank Abp	20,313	170,874
Sampo Oyj Class A	2,195	96,379
UPM-Kymmene Oyj	2,531	64,087

Total Finland		735,307

France - 3.2%
ALD S.A.(b)	1,291	15,348
Amundi S.A.(b)	527	27,809
AXA S.A.	8,092	174,443
BNP Paribas S.A.	4,663	210,422
Bouygues S.A.	1,684	60,331
Casino Guichard Perrachon S.A.(a)	715	29,703
Cie de Saint-Gobain	1,760	58,678
Cie Generale des Etablissements Michelin SCA	537	53,223
CNP Assurances	2,682	56,781
Credit Agricole S.A.	8,968	96,674
Engie S.A.	11,656	166,890
Eutelsat Communications S.A.	1,103	21,694
ICADE	528	40,138
Klepierre S.A.	1,254	38,647
Lagardere SCA	1,092	27,488
Metropole Television S.A.	1,116	17,912
Natixis S.A.	12,491	58,815
Orange S.A.	11,957	193,480
Publicis Groupe S.A.	720	41,219
Renault S.A.	1,351	84,247
Sanofi	4,418	382,116
SCOR SE	988	44,500
Societe Generale S.A.	3,022	96,107
Suez	2,391	31,515
TOTAL S.A.	10,523	555,516
Unibail-Rodamco-Westfield	428	66,247
Veolia Environnement S.A.	2,217	45,504

Total France		2,695,447

Germany - 2.9%
1&1 Drillisch AG	658	33,473
Allianz SE Registered Shares	1,336	267,482
Axel Springer SE	349	19,701
BASF SE	3,338	230,476
Bayerische Motoren Werke AG	2,559	206,820
Daimler AG Registered Shares	6,429	337,407
Deutsche Lufthansa AG Registered Shares	1,574	35,447
Deutsche Post AG Registered Shares	4,074	111,354
Deutsche Telekom AG Registered Shares	17,382	294,477
E.ON SE	8,011	79,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
Evonik Industries AG	1,818	$45,306
Freenet AG	1,250	24,213
Hannover Rueck SE	280	37,674
Hugo Boss AG	438	26,998
Innogy SE*	1,753	74,386
MAN SE	376	38,749
METRO AG	1,523	23,321
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	538	117,191
ProSiebenSat.1 Media SE	1,674	29,757
Siemens AG Registered Shares	2,661	296,222
Talanx AG	614	20,916
Telefonica Deutschland Holding AG	19,043	74,406
TUI AG	121	1,701

Total Germany		2,426,481

Hong Kong - 1.0%
Bank of East Asia Ltd. (The)	4,600	14,630
BOC Hong Kong Holdings Ltd.	29,500	109,645
CLP Holdings Ltd.	8,500	96,081
Hang Lung Properties Ltd.	13,472	25,673
Hang Seng Bank Ltd.	5,100	114,515
Henderson Land Development Co., Ltd.	11,000	54,794
Hopewell Holdings Ltd.	8,500	37,347
Hysan Development Co., Ltd.	6,000	28,546
New World Development Co., Ltd.	44,472	58,847
PCCW Ltd.	40,000	23,041
Power Assets Holdings Ltd.	9,000	62,649
Sino Land Co., Ltd.	26,000	44,566
SJM Holdings Ltd.	19,000	17,715
Sun Hung Kai Properties Ltd.	7,500	106,905
Wharf Holdings Ltd. (The)	12,519	32,619

Total Hong Kong		827,573

India - 0.3%
Bharat Petroleum Corp., Ltd.	8,005	41,593
Bharti Infratel Ltd.	6,484	24,054
Coal India Ltd.	11,110	38,312
Hindustan Petroleum Corp., Ltd.	6,874	24,935
Indian Oil Corp., Ltd.	25,536	50,128
Vedanta Ltd.	24,364	70,564

Total India		249,586

Indonesia - 0.1%
Adaro Energy Tbk PT	149,000	12,589
Gudang Garam Tbk PT	4,500	26,169
Telekomunikasi Indonesia Persero Tbk PT	320,300	83,528

Total Indonesia		122,286

Israel - 0.0%
Bank Leumi Le-Israel BM	2,719	16,445
Bezeq Israeli Telecommunication Corp., Ltd.	12,470	12,180

Total Israel		28,625

Italy - 1.5%
ACEA SpA	1,434	19,688
Assicurazioni Generali SpA	5,937	99,088
Azimut Holding SpA(a)	1,614	17,591
Banca Mediolanum SpA	3,764	21,901
De’ Longhi SpA	543	13,718
Enel SpA	44,062	254,064
Eni SpA	16,098	252,996
Hera SpA	10,634	32,360
Intesa Sanpaolo SpA	109,368	242,522
Mediobanca Banca di Credito Finanziario SpA	2,778	23,424
Poste Italiane SpA(b)	5,483	43,775
Snam SpA	21,077	92,016
Telecom Italia SpA RSP	28,639	13,652
Terna Rete Elettrica Nazionale SpA	10,736	60,787
UnipolSai Assicurazioni SpA	14,338	32,396

Total Italy		1,219,978

Japan - 2.5%
Amada Holdings Co., Ltd.	2,400	21,612
Aozora Bank Ltd.	833	24,865
Bridgestone Corp.	2,200	84,940
Canon, Inc.(a)	5,400	147,705
Chugoku Electric Power Co., Inc. (The)	2,500	32,539
Daito Trust Construction Co., Ltd.	200	27,371
Daiwa Securities Group, Inc.	5,401	27,400
ITOCHU Corp.	5,942	101,114
Japan Exchange Group, Inc.	1,200	19,458
Japan Post Holdings Co., Ltd.	12,400	142,970
Japan Tobacco, Inc.	8,000	190,785
JFE Holdings, Inc.	1,900	30,427
Marubeni Corp.	6,269	44,134
Mitsubishi Corp.	4,100	112,856
Mizuho Financial Group, Inc.	63,800	99,031
MS&AD Insurance Group Holdings, Inc.	1,400	39,965
Nissan Motor Co., Ltd.	19,300	154,854
Nomura Holdings, Inc.	6,500	24,930
NTT DOCOMO, Inc.	11,200	252,399
Resona Holdings, Inc.	6,400	30,841
Sankyo Co., Ltd.	500	19,049
Sekisui House Ltd.	2,100	30,989
Subaru Corp.	2,700	58,078
Sumitomo Chemical Co., Ltd.	4,700	22,833
Sumitomo Corp.	5,086	72,386
Sumitomo Mitsui Financial Group, Inc.	3,800	126,245
Takeda Pharmaceutical Co., Ltd.(a)	2,400	81,046
Tokyo Electron Ltd.	700	79,848

Total Japan		2,100,670

Malaysia - 0.3%
CIMB Group Holdings Bhd	20,700	28,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
DiGi.Com Bhd	35,800	$38,984
Malayan Banking Bhd	34,500	79,310
Maxis Bhd	29,900	38,709
Sime Darby Bhd	39,900	23,172
YTL Power International Bhd	34,990	7,028

Total Malaysia		215,805

Mexico - 0.1%
Concentradora Fibra Danhos S.A. de C.V.	17,578	20,734
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,977	24,162
Grupo Mexico S.A.B. de C.V. Series B	22,472	46,145
Nemak S.A.B. de C.V.(b)	10,508	7,817

Total Mexico		98,858

Netherlands - 0.6%
ABN AMRO Group N.V. CVA(b)	3,545	83,238
Aegon N.V.	8,467	39,481
ASR Nederland N.V.	480	18,974
Boskalis Westminster(a)	672	16,693
ING Groep N.V.	14,465	155,600
Koninklijke Ahold Delhaize N.V.	3,653	92,183
NN Group N.V.	1,512	60,150
Randstad N.V.	791	36,251
Signify N.V.(b)	1,408	32,948

Total Netherlands		535,518

New Zealand - 0.1%
Mercury NZ Ltd.	12,049	29,450
Meridian Energy Ltd.	14,462	33,020
Spark New Zealand Ltd.	17,760	49,422

Total New Zealand		111,892

Norway - 0.7%
DNB ASA	4,198	66,976
Equinor ASA	9,935	210,824
Gjensidige Forsikring ASA	2,105	32,867
Marine Harvest ASA	2,783	58,719
Norsk Hydro ASA	7,321	33,151
Orkla ASA	3,030	23,808
Salmar ASA	466	23,033
Telenor ASA	7,036	136,102

Total Norway		585,480

Philippines - 0.0%
Manila Electric Co.	3,230	23,341

Poland - 0.1%
Bank Polska Kasa Opieki S.A.	995	28,870
Powszechny Zaklad Ubezpieczen S.A.	3,616	42,255

Total Poland		71,125

Portugal - 0.2%
EDP - Energias de Portugal S.A.	18,184	63,379
Galp Energia, SGPS, S.A.	2,959	46,663
Jeronimo Martins, SGPS, S.A.	2,693	31,832
Navigator Co. S.A. (The)	6,336	26,075

Total Portugal		167,949

Russia - 1.5%
Gazprom PJSC ADR	43,404	192,236
Lukoil PJSC ADR	2,809	200,787
Magnit PJSC GDR Reg S	2,829	36,013
MMC Norilsk Nickel PJSC ADR	10,297	193,172
Mobile TeleSystems PJSC ADR	7,107	49,749
Novolipetsk Steel PJSC GDR Reg S	2,190	50,107
PhosAgro PJSC GDR Reg S	1,452	18,513
Rosneft Oil Co. PJSC GDR Reg S	6,709	41,462
Sberbank of Russia PJSC ADR	17,727	194,288
Severstal PJSC GDR Reg S	4,789	65,370
Tatneft PJSC ADR	3,048	192,024
VTB Bank PJSC GDR Reg S	20,881	23,136
X5 Retail Group N.V. GDR Reg S	1,400	34,692

Total Russia		1,291,549

Singapore - 0.8%
CapitaLand Ltd.	9,300	21,220
ComfortDelGro Corp., Ltd.	8,900	14,039
DBS Group Holdings Ltd.	7,800	135,570
Frasers Property Ltd.	30,300	36,680
Jardine Cycle & Carriage Ltd.	1,500	38,903
Keppel Corp., Ltd.	7,900	34,255
Oversea-Chinese Banking Corp., Ltd.	11,982	98,986
Singapore Airlines Ltd.	4,100	28,336
Singapore Technologies Engineering Ltd.	12,300	31,495
Singapore Telecommunications Ltd.	77,700	167,029
United Overseas Bank Ltd.	4,313	77,748
Venture Corp., Ltd.	500	5,117

Total Singapore		689,378

South Africa - 0.8%
Absa Group Ltd.	5,327	59,924
AVI Ltd.	3,333	23,557
Exxaro Resources Ltd.	2,209	21,172
FirstRand Ltd.	18,065	82,332
Foschini Group Ltd. (The)	1,823	21,067
Imperial Logistics Ltd.	1,920	9,076
Kumba Iron Ore Ltd.(a)	873	17,178
MTN Group Ltd.	14,207	87,899
Nedbank Group Ltd.	1,981	37,832
Netcare Ltd.	11,447	21,032
RMB Holdings Ltd.	5,075	27,836
Sanlam Ltd.	9,142	50,715
SPAR Group Ltd. (The)	2,304	33,235
Standard Bank Group Ltd.	7,834	97,379
Tiger Brands Ltd.	1,029	19,584
Truworths International Ltd.	4,624	28,319
Vodacom Group Ltd.	5,623	51,598

Total South Africa		689,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
South Korea - 0.4%
Coway Co., Ltd.	432	$28,689
Doosan Corp.	108	10,792
KT&G Corp.	792	72,045
Lotte Chemical Corp.	177	43,941
S-Oil Corp.	271	23,729
SK Innovation Co., Ltd.	316	50,835
SK Telecom Co., Ltd.	254	61,349

Total South Korea		291,380

Spain - 2.0%
Acerinox S.A.	2,548	25,230
ACS Actividades de Construccion y Servicios S.A.	1,508	58,318
Aena SME S.A.(b)	588	91,247
Banco Bilbao Vizcaya Argentaria S.A.	18,016	95,468
Banco de Sabadell S.A.	19,384	22,170
Banco Santander S.A.	53,633	243,587
CaixaBank S.A.	15,514	56,113
Enagas S.A.	1,706	46,045
Endesa S.A.	6,805	156,594
Ferrovial S.A.	2,698	54,584
Iberdrola S.A.	31,360	251,589
Mapfre S.A.	15,862	42,068
Mediaset Espana Comunicacion S.A.	2,579	16,186
Naturgy Energy Group S.A.	4,522	115,069
Red Electrica Corp. S.A.	3,272	72,919
Repsol S.A.	7,402	119,139
Telefonica S.A.	22,416	188,061

Total Spain		1,654,387

Sweden - 0.8%
Atlas Copco AB Class A	3,106	73,745
Axfood AB	761	13,021
Electrolux AB Series B	1,140	24,058
Hennes & Mauritz AB Class B	7,363	104,658
ICA Gruppen AB(a)	821	29,337
Skandinaviska Enskilda Banken AB Class A	9,780	94,978
Skanska AB Class B	2,517	40,030
Svenska Handelsbanken AB Class A	6,575	72,900
Swedbank AB Class A	5,291	118,014
Swedish Match AB	538	21,184
Tele2 AB Class B	1,454	18,524
Telia Co. AB	18,631	88,218

Total Sweden		698,667

Switzerland - 2.6%
ABB Ltd. Registered Shares	7,571	143,579
Adecco Group AG Registered Shares	773	36,015
Baloise Holding AG Registered Shares	386	53,017
Kuehne + Nagel International AG Registered Shares	601	77,030
LafargeHolcim Ltd. Registered Shares*	2,213	90,918
Novartis AG Registered Shares	7,643	651,570
Roche Holding AG Genusschein	2,107	520,231
Swiss Re AG	1,380	126,157
Swisscom AG Registered Shares	258	122,928
UBS Group AG Registered Shares*	10,774	133,719
Zurich Insurance Group AG	635	188,799

Total Switzerland		2,143,963

Taiwan - 2.1%
Asustek Computer, Inc.	7,486	49,075
AU Optronics Corp.	146,000	58,425
Catcher Technology Co., Ltd.	5,000	36,601
Cathay Financial Holding Co., Ltd.	51,000	77,984
Cheng Shin Rubber Industry Co., Ltd.	17,197	22,855
China Development Financial Holding Corp.	137,000	43,324
China Steel Corp.	58,000	45,759
Chunghwa Telecom Co., Ltd.	24,000	88,232
Compal Electronics, Inc.	27,000	15,328
CTBC Financial Holding Co., Ltd.	95,480	62,748
Delta Electronics, Inc.	12,000	50,558
Far EasTone Telecommunications Co., Ltd.	10,000	24,856
First Financial Holding Co., Ltd.	76,374	49,695
Formosa Chemicals & Fibre Corp.	37,000	126,395
Formosa Petrochemical Corp.	16,000	56,739
Formosa Plastics Corp.	36,000	118,294
Fubon Financial Holding Co., Ltd.	44,195	67,651
Hotai Motor Co., Ltd.	3,000	24,937
Innolux Corp.	108,000	34,153
Inventec Corp.	34,000	24,391
Mega Financial Holding Co., Ltd.	82,941	70,024
Nan Ya Plastics Corp.	51,000	125,273
Nanya Technology Corp.	11,000	19,683
Novatek Microelectronics Corp.	6,000	27,719
Pegatron Corp.	22,680	37,927
Pou Chen Corp.	30,000	31,818
President Chain Store Corp.	6,000	60,709
Quanta Computer, Inc.	23,210	39,795
SinoPac Financial Holdings Co., Ltd.	88,559	29,676
Taiwan Mobile Co., Ltd.	13,800	47,815
Uni-President Enterprises Corp.	49,000	111,273
United Microelectronics Corp.	82,000	30,013
WPG Holdings Ltd.	13,800	16,590
Yuanta Financial Holding Co., Ltd.	77,000	38,704

Total Taiwan		1,765,019

Thailand - 0.2%
Advanced Info Service PCL NVDR	7,900	41,853
Glow Energy PCL NVDR	7,900	21,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
Land & Houses PCL NVDR	84,600	$25,723
PTT Global Chemical PCL NVDR	17,836	39,030
Siam Commercial Bank PCL (The) NVDR	9,900	40,591
Thai Oil PCL NVDR	6,700	13,633

Total Thailand		182,424

Turkey - 0.2%
Akbank T.A.S.	16,313	21,036
Eregli Demir ve Celik Fabrikalari T.A.S.	19,306	26,201
Tupras Turkiye Petrol Rafinerileri AS	1,698	37,248
Turkcell Iletisim Hizmetleri AS	14,354	32,837
Turkiye Garanti Bankasi AS	13,441	20,111

Total Turkey		137,433

United Kingdom - 7.3%
Admiral Group PLC	1,212	31,598
Anglo American PLC	5,300	117,978
Antofagasta PLC	4,087	40,767
AstraZeneca PLC	4,072	304,580
Aviva PLC	16,097	76,982
Babcock International Group PLC	2,043	12,731
BAE Systems PLC	13,523	79,087
Barratt Developments PLC	7,194	42,403
Bellway PLC	537	17,201
BP PLC	97,755	617,461
British American Tobacco PLC	11,725	373,324
British Land Co. PLC (The)	3,480	23,632
BT Group PLC	53,617	162,590
Centrica PLC	37,592	64,586
Direct Line Insurance Group PLC	4,412	17,908
Dixons Carphone PLC	8,278	12,662
Evraz PLC	14,907	91,226
Fresnillo PLC	2,500	27,382
G4S PLC	6,576	16,495
GlaxoSmithKline PLC	25,243	479,413
Hammerson PLC	3,291	13,807
Hays PLC	8,594	15,323
HSBC Holdings PLC	79,507	655,052
Imperial Brands PLC	5,900	178,613
International Consolidated Airlines Group S.A.	6,918	54,725
Intu Properties PLC(a)	5,235	7,561
ITV PLC	21,294	33,859
J Sainsbury PLC	10,189	34,388
John Wood Group PLC	2,009	12,952
Kingfisher PLC	7,961	21,039
Land Securities Group PLC	2,718	27,845
Legal & General Group PLC	31,291	92,059
Lloyds Banking Group PLC	238,440	157,457
Man Group PLC	10,189	17,259
Marks & Spencer Group PLC	7,791	24,529
Micro Focus International PLC	1,823	32,110
National Grid PLC	17,532	170,636
Pennon Group PLC	2,399	21,168
Persimmon PLC	2,658	65,335
Rio Tinto PLC	6,882	326,931
Royal Dutch Shell PLC Class A	21,827	641,459
Royal Mail PLC	6,650	23,045
Schroders PLC	665	20,691
Severn Trent PLC	1,185	27,400
SSE PLC	8,408	115,812
St. James’s Place PLC	1,864	22,410
Standard Life Aberdeen PLC	13,226	43,249
Tate & Lyle PLC	2,000	16,812
Taylor Wimpey PLC	26,111	45,310
Unilever PLC	3,505	183,402
United Utilities Group PLC	3,218	30,173
Vodafone Group PLC	209,642	408,243
William Hill PLC	5,320	10,502

Total United Kingdom		6,161,162

United States - 55.1%
AbbVie, Inc.	12,483	1,150,808
Acadia Realty Trust	548	13,020
AES Corp.	5,282	76,378
Alexandria Real Estate Equities, Inc.	452	52,088
Alliant Energy Corp.	1,541	65,107
Altria Group, Inc.	18,355	906,553
Ameren Corp.	1,867	121,784
American Campus Communities, Inc.	1,040	43,046
American Electric Power Co., Inc.	3,793	283,489
American Financial Group, Inc.	361	32,681
Apartment Investment & Management Co. Class A	806	35,367
Apple Hospitality REIT, Inc.	3,532	50,366
Archer-Daniels-Midland Co.	3,468	142,084
AT&T, Inc.	80,457	2,296,243
AvalonBay Communities, Inc.	696	121,139
Avangrid, Inc.	2,560	128,230
BB&T Corp.	3,644	157,858
Bed Bath & Beyond, Inc.	1,282	14,512
BGC Partners, Inc. Class A	2,732	14,124
Boston Properties, Inc.	669	75,296
Brandywine Realty Trust	2,331	30,000
Brixmor Property Group, Inc.	3,578	52,561
Broadcom, Inc.	2,530	643,328
Camden Property Trust	792	69,736
Campbell Soup Co.	2,700	89,073
Cardinal Health, Inc.	2,261	100,841
CenterPoint Energy, Inc.	4,124	116,421
CenturyLink, Inc.	22,726	344,299
Chevron Corp.	14,612	1,589,640
Cincinnati Financial Corp.	672	52,026
Cinemark Holdings, Inc.	831	29,750
Cisco Systems, Inc.	27,353	1,185,206
CME Group, Inc.	2,014	378,874
CMS Energy Corp.	1,531	76,014
CNA Financial Corp.	3,096	136,688
Coca-Cola Co. (The)	29,874	1,414,534
Cogent Communications Holdings, Inc.	378	17,089
Colony Capital, Inc.	9,472	44,329
Columbia Property Trust, Inc.	1,340	25,929
Compass Minerals International, Inc.	385	16,051
Consolidated Edison, Inc.	2,388	182,586
CoreCivic, Inc.	1,298	23,143
CoreSite Realty Corp.	218	19,016
Coty, Inc. Class A	7,761	50,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
Covanta Holding Corp.	1,628	$21,848
Cracker Barrel Old Country Store, Inc.(a)	271	43,322
Crown Castle International Corp.	2,585	280,809
CubeSmart	1,250	35,863
Cummins, Inc.	1,006	134,442
CVR Energy, Inc.	1,228	42,341
Cypress Semiconductor Corp.	3,893	49,519
CyrusOne, Inc.	459	24,272
Darden Restaurants, Inc.	768	76,692
Digital Realty Trust, Inc.	1,159	123,491
Dominion Energy, Inc.	5,867	419,256
Domtar Corp.	527	18,514
DSW, Inc. Class A	162	4,001
DTE Energy Co.	1,189	131,147
Duke Energy Corp.	6,234	537,994
Duke Realty Corp.	1,574	40,767
Edison International	2,227	126,427
Emerson Electric Co.	4,010	239,598
Entergy Corp.	1,870	160,951
EPR Properties	823	52,697
Equity Residential	1,873	123,637
Erie Indemnity Co. Class A	182	24,262
Essex Property Trust, Inc.	303	74,299
Eversource Energy	2,010	130,730
Exelon Corp.	6,825	307,808
Extended Stay America, Inc.	2,328	36,084
Extra Space Storage, Inc.	754	68,222
Exxon Mobil Corp.	33,688	2,297,185
Fastenal Co.	1,578	82,514
Federal Realty Investment Trust	404	47,688
Federated Investors, Inc. Class B	751	19,939
Fidelity National Financial, Inc.	1,390	43,702
First American Financial Corp.	571	25,489
First Hawaiian, Inc.	760	17,108
FirstEnergy Corp.	3,814	143,216
Flowers Foods, Inc.	1,707	31,528
FNB Corp.	1,861	18,312
Foot Locker, Inc.	767	40,804
Ford Motor Co.	67,789	518,586
Franklin Resources, Inc.	2,142	63,532
Gaming and Leisure Properties, Inc.	2,364	76,381
Gap, Inc. (The)	2,843	73,236
General Electric Co.	68,621	519,461
General Mills, Inc.	5,261	204,863
General Motors Co.	13,761	460,305
Genuine Parts Co.	824	79,120
GEO Group, Inc. (The)	1,700	33,490
Gilead Sciences, Inc.	7,978	499,024
H&R Block, Inc.	1,641	41,632
Hanesbrands, Inc.	2,654	33,255
Harley-Davidson, Inc.	1,295	44,185
Hawaiian Electric Industries, Inc.	1,320	48,338
HCP, Inc.	4,460	124,568
Healthcare Realty Trust, Inc.	977	27,786
Healthcare Trust of America, Inc. Class A	1,613	40,825
Helmerich & Payne, Inc.	1,109	53,165
Highwoods Properties, Inc.	1,004	38,845
Hospitality Properties Trust	2,101	50,172
Host Hotels & Resorts, Inc.	5,767	96,136
Hudson Pacific Properties, Inc.	824	23,945
Huntington Bancshares, Inc.	5,204	62,032
Intel Corp.	25,095	1,177,708
International Business Machines Corp.	8,072	917,544
International Paper Co.	3,986	160,875
Interpublic Group of Cos., Inc. (The)	2,928	60,405
Iron Mountain, Inc.	3,162	102,480
J.M. Smucker Co. (The)	793	74,138
Kellogg Co.	2,449	139,618
Kennedy-Wilson Holdings, Inc.	1,105	20,078
Kimberly-Clark Corp.	2,539	289,294
Kimco Realty Corp.	5,016	73,484
Kinder Morgan, Inc.	14,974	230,300
Kohl’s Corp.	1,257	83,389
Kraft Heinz Co. (The)	11,771	506,624
L Brands, Inc.	4,393	112,768
Lamar Advertising Co. Class A	794	54,929
Las Vegas Sands Corp.	8,914	463,974
Legg Mason, Inc.	580	14,796
Leggett & Platt, Inc.	1,093	39,173
Liberty Property Trust	1,528	63,993
Life Storage, Inc.	385	35,801
Macerich Co. (The)	1,398	60,505
Macquarie Infrastructure Corp.	2,251	82,297
Macy’s, Inc.	2,887	85,975
Maxim Integrated Products, Inc.	1,702	86,547
MDU Resources Group, Inc.	1,662	39,622
Medical Properties Trust, Inc.	4,310	69,305
Merck & Co., Inc.	15,223	1,163,189
Mercury General Corp.	451	23,321
Meredith Corp.(a)	256	13,297
MetLife, Inc.	6,257	256,912
Mid-America Apartment Communities, Inc.	643	61,535
Molson Coors Brewing Co. Class B	1,136	63,798
Murphy Oil Corp.	1,328	31,062
National Fuel Gas Co.	430	22,007
National Health Investors, Inc.	457	34,522
National Retail Properties, Inc.	1,169	56,708
Navient Corp.	2,552	22,483
New York Community Bancorp, Inc.	6,760	63,612
Newell Brands, Inc.	5,186	96,408
NiSource, Inc.	1,911	48,444
Nordstrom, Inc.	925	43,114
NorthWestern Corp.	478	28,412
Occidental Petroleum Corp.	6,380	391,604
OGE Energy Corp.	1,411	55,297
Old Republic International Corp.	2,563	52,721
Olin Corp.	2,048	41,185
Omega Healthcare Investors, Inc.	2,401	84,395
Omnicom Group, Inc.	1,591	116,525
ONEOK, Inc.	3,714	200,370
Outfront Media, Inc.	1,940	35,153
PACCAR, Inc.	2,547	145,536
PacWest Bancorp	1,144	38,072
Park Hotels & Resorts, Inc.	1,937	50,323
Patterson Cos., Inc.	864	16,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

Investments	Shares	Value
Paychex, Inc.	2,434	$158,575
Pebblebrook Hotel Trust(a)	1,173	33,208
Penske Automotive Group, Inc.	522	21,047
People’s United Financial, Inc.	3,776	54,488
PepsiCo, Inc.	9,400	1,038,512
Pfizer, Inc.	37,168	1,622,383
Philip Morris International, Inc.	16,923	1,129,779
Phillips 66	2,871	247,337
Physicians Realty Trust	1,741	27,908
Piedmont Office Realty Trust, Inc. Class A	1,797	30,621
Pinnacle West Capital Corp.	1,042	88,778
PPL Corp.	8,000	226,640
Principal Financial Group, Inc.	1,614	71,290
ProAssurance Corp.	1,212	49,159
Procter & Gamble Co. (The)	18,160	1,669,267
Prologis, Inc.	3,076	180,623
Prudential Financial, Inc.	2,233	182,101
Public Service Enterprise Group, Inc.	3,698	192,481
Public Storage	1,096	221,841
QTS Realty Trust, Inc. Class A	359	13,301
QUALCOMM, Inc.	11,256	640,579
Rayonier, Inc.	1,438	39,818
Realty Income Corp.	2,042	128,728
Regency Centers Corp.	901	52,871
Retail Opportunity Investments Corp.	756	12,005
Retail Properties of America, Inc. Class A	2,151	23,338
RLJ Lodging Trust	1,640	26,896
Ryder System, Inc.	323	15,552
Ryman Hospitality Properties, Inc.	386	25,742
Sabra Health Care REIT, Inc.	2,419	39,865
SCANA Corp.	1,124	53,705
Scotts Miracle-Gro Co. (The)	352	21,634
Sempra Energy	1,545	167,154
Senior Housing Properties Trust	3,991	46,775
Simon Property Group, Inc.	2,177	365,714
SITE Centers Corp.	3,095	34,262
Six Flags Entertainment Corp.	746	41,500
SL Green Realty Corp.	484	38,275
Sonoco Products Co.	590	31,347
South Jersey Industries, Inc.	874	24,297
Southern Co. (The)	10,801	474,380
Spirit Realty Capital, Inc.	1,215	42,829
STAG Industrial, Inc.	800	19,904
STORE Capital Corp.	1,494	42,295
Sun Communities, Inc.	369	37,531
Sunstone Hotel Investors, Inc.	1,774	23,080
Tanger Factory Outlet Centers, Inc.	1,221	24,689
Tapestry, Inc.	1,975	66,656
Targa Resources Corp.	2,992	107,772
Target Corp.	3,380	223,384
Taubman Centers, Inc.	501	22,791
TerraForm Power, Inc. Class A	1,533	17,200
TFS Financial Corp.	2,294	37,002
UDR, Inc.	1,438	56,974
Umpqua Holdings Corp.	2,300	36,570
United Bankshares, Inc.	643	20,004
United Parcel Service, Inc. Class B	4,275	416,941
Uniti Group, Inc.	3,578	55,709
Valero Energy Corp.	2,731	204,743
Valley National Bancorp	1,899	16,863
Vectren Corp.	696	50,098
Ventas, Inc.	3,304	193,581
VEREIT, Inc.	12,038	86,072
Verizon Communications, Inc.	37,229	2,093,014
VICI Properties, Inc.	1,917	36,001
Virtu Financial, Inc. Class A	280	7,213
Vornado Realty Trust	1,056	65,504
W.P. Carey, Inc.	1,444	94,351
Watsco, Inc.	215	29,915
WEC Energy Group, Inc.	1,939	134,295
Weingarten Realty Investors	1,053	26,125
Wells Fargo & Co.	24,020	1,106,842
Welltower, Inc.	3,241	224,958
Western Digital Corp.	2,195	81,149
Western Union Co. (The)	3,629	61,911
WestRock Co.	2,612	98,629
Weyerhaeuser Co.	5,551	121,345
Whirlpool Corp.	612	65,404
Williams Cos., Inc. (The)	8,616	189,983
Williams-Sonoma, Inc.(a)	580	29,261
Wyndham Destinations, Inc.	1,666	59,709
Xcel Energy, Inc.	3,677	181,166
Xenia Hotels & Resorts, Inc.	866	14,895
Xerox Corp.	2,008	39,678

Total United States		46,208,004

TOTAL COMMON STOCKS (Cost: $88,350,993)		83,644,815

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/19*(a) (Cost: $3,647)	7,774	3,555

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $312,402)(d)	312,402	312,402

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $88,667,042)		83,960,772
Other Assets less Liabilities - (0.0)%		(40,853)

NET ASSETS - 100.0%		$83,919,919

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2018

(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $688,307. The Fund also had securities on loan having a total market value of $7,697 that were sold and pending settlement. The total market value of the collateral held by the Fund was $729,697. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $417,295.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/2/2019	68,071	USD	2,096,920	TWD	$—	$(151)
Bank of America N.A.	1/3/2019	14,263	USD	15,979,047	KRW	—	(57)
HSBC Holdings PLC	1/3/2019	5,100	USD	4,000	GBP	6	—
Merrill Lynch International	1/2/2019	10,930	USD	45,591	MYR	—	(102)
Merrill Lynch International	1/3/2019	14,087	USD	55,064	BRL	—	(121)
Morgan Stanley & Co. International	1/2/2019	5,516	USD	7,525	CAD	6	—
Royal Bank of Canada	1/3/2019	5,128	USD	4,475	EUR	13	—

						$25	$(431)

CURRENCY LEGEND

BRL	Brazilian real
CAD	Canadian dollar
EUR	Euro
GBP	British pound
KRW	South Korean won
MYR	Malaysian ringgit
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

India - 100.0%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	2,151,611	$2,710,509

Airlines - 0.4%
InterGlobe Aviation Ltd.(a)	291,556	4,865,392
SpiceJet Ltd.*	1,135,892	1,451,286

Total Airlines		6,316,678

Auto Components - 1.2%
Apollo Tyres Ltd.	892,959	3,017,885
Balkrishna Industries Ltd.	163,425	2,162,692
Bharat Forge Ltd.	397,918	2,899,390
Bosch Ltd.	5,433	1,526,143
Ceat Ltd.	66,509	1,244,537
Endurance Technologies Ltd.(a)	11,360	208,732
Exide Industries Ltd.	505,705	1,940,896
Jamna Auto Industries Ltd.	143,141	133,064
Mahindra CIE Automotive Ltd.*	119,479	439,821
Minda Corp. Ltd.	165,862	350,896
Minda Industries Ltd.	81,031	375,065
Motherson Sumi Systems Ltd.	1,308,675	3,127,585
Sundram Fasteners Ltd.	77,759	595,764

Total Auto Components		18,022,470

Automobiles - 6.2%
Bajaj Auto Ltd.	189,754	7,393,244
Eicher Motors Ltd.	17,415	5,776,733
Hero MotoCorp Ltd.	309,645	13,768,037
Mahindra & Mahindra Ltd.	2,066,057	23,788,583
Maruti Suzuki India Ltd.	200,129	21,400,316
Tata Motors Ltd.*	6,569,921	16,251,885
TVS Motor Co., Ltd.	170,478	1,394,909

Total Automobiles		89,773,707

Banks - 6.3%
Axis Bank Ltd.*	306,028	2,717,278
Bandhan Bank Ltd.(a)	41,864	329,893
City Union Bank Ltd.	718,634	2,007,729
DCB Bank Ltd.	478,623	1,160,309
Federal Bank Ltd.	5,187,479	6,928,775
ICICI Bank Ltd.	6,407,069	33,051,721
IDFC Bank Ltd.	6,729,027	4,055,522
Indian Bank*	449,132	1,566,799
Karnataka Bank Ltd. (The)	818,422	1,315,290
Karur Vysya Bank Ltd. (The)	823,759	1,050,126
Kotak Mahindra Bank Ltd.	1,144,264	20,593,966
RBL Bank Ltd.(a)	86,247	711,076
South Indian Bank Ltd. (The)	7,201,887	1,604,087
Yes Bank Ltd.	5,356,390	13,948,173

Total Banks		91,040,744

Beverages - 0.2%
Radico Khaitan Ltd.	27,898	160,019
United Breweries Ltd.	16,712	329,620
United Spirits Ltd.*	188,933	1,720,599

Total Beverages		2,210,238

Biotechnology - 0.1%
Biocon Ltd.	203,379	1,832,494

Building Products - 0.1%
Blue Star Ltd.	35,157	313,676
Sintex Plastics Technology Ltd.*	1,959,529	704,493

Total Building Products		1,018,169

Capital Markets - 0.7%
Care Ratings Ltd.	48,897	691,064
Edelweiss Financial Services Ltd.	901,715	2,353,255
IIFL Holdings Ltd.	494,429	3,570,738
Indiabulls Ventures Ltd.	47,215	261,757
JM Financial Ltd.	752,141	1,011,078
Motilal Oswal Financial Services Ltd.	102,125	980,292
Multi Commodity Exchange of India Ltd.	29,299	308,455
Reliance Nippon Life Asset Management Ltd.(a)	147,250	334,827

Total Capital Markets		9,511,466

Chemicals - 3.1%
Aarti Industries	22,570	466,724
Advanced Enzyme Technologies Ltd.	101,817	257,769
Asian Paints Ltd.	307,752	6,052,552
Balaji Amines Ltd.	29,516	193,398
Berger Paints India Ltd.	222,139	1,050,956
Bhansali Engineering Polymers Ltd.	83,504	105,733
Bodal Chemicals Ltd.	215,772	350,631
Castrol India Ltd.	626,141	1,356,497
Chambal Fertilizers and Chemicals Ltd.	771,846	1,638,438
Coromandel International Ltd.	218,252	1,407,548
DCM Shriram Ltd.	224,575	1,088,537
EID Parry India Ltd.	311,143	920,973
GHCL Ltd.	202,045	709,900
Gujarat Alkalies & Chemicals Ltd.	140,592	1,092,979
Gujarat Fluorochemicals Ltd.	52,967	689,523
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	256,739	1,254,368
Gujarat State Fertilizers & Chemicals Ltd.	621,357	1,034,186
Himadri Speciality Chemical Ltd.	275,501	518,525
Kansai Nerolac Paints Ltd.	157,727	1,108,709
Kiri Industries Ltd.*	96,382	621,102
Meghmani Organics Ltd.	278,388	239,649
National Fertilizers Ltd.*	643,153	334,865
Navin Fluorine International Ltd.	47,121	471,716
NOCIL Ltd.	115,437	273,071
Phillips Carbon Black Ltd.	108,428	321,099
PI Industries Ltd.	78,758	972,926
Pidilite Industries Ltd.	112,965	1,792,570
Rain Industries Ltd.	574,855	1,102,529
Rashtriya Chemicals & Fertilizers Ltd.	510,245	467,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2018

Investments	Shares	Value
Solar Industries India Ltd.	9,985	$155,678
SRF Ltd.	20,713	593,264
Sudarshan Chemical Industries	29,507	143,340
Supreme Industries Ltd.	38,480	647,488
Tata Chemicals Ltd.	389,936	3,947,114
Thirumalai Chemicals Ltd.	202,054	322,407
UPL Ltd.	1,079,678	11,726,217

Total Chemicals		45,430,727

Communications Equipment - 0.1%
Sterlite Technologies Ltd.	174,076	731,685

Construction & Engineering - 1.8%
Dilip Buildcon Ltd.(a)	89,058	533,532
Engineers India Ltd.	474,832	850,161
IRB Infrastructure Developers Ltd.	1,333,080	3,134,356
J Kumar Infraprojects Ltd.	115,119	219,223
Kalpataru Power Transmission Ltd.	160,924	904,024
KEC International Ltd.	234,785	1,013,764
KNR Constructions Ltd.	198,330	605,515
Larsen & Toubro Ltd.	681,395	14,030,500
NBCC India Ltd.	836,019	691,543
NCC Ltd.	776,548	980,487
Praj Industries Ltd.	150,259	236,101
Voltas Ltd.	319,308	2,531,505

Total Construction & Engineering		25,730,711

Construction Materials - 1.7%
ACC Ltd.	83,635	1,806,631
Ambuja Cements Ltd.	1,376,044	4,436,690
Century Textiles & Industries Ltd.	65,670	868,153
Grasim Industries Ltd.	681,953	8,064,462
HeidelbergCement India Ltd.	116,797	252,866
JK Cement Ltd.	78,924	806,649
JK Lakshmi Cement Ltd.	87,695	368,039
Prism Johnson Ltd.	107,303	136,175
Ramco Cements Ltd. (The)	147,105	1,348,313
Shree Cement Ltd.	3,997	986,789
UltraTech Cement Ltd.	103,817	5,934,663

Total Construction Materials		25,009,430

Consumer Finance - 2.2%
Bajaj Finance Ltd.	206,510	7,824,249
Bharat Financial Inclusion Ltd.*	146,474	2,124,676
Cholamandalam Investment and Finance Co., Ltd.	88,089	1,589,425
Magma Fincorp Ltd.	508,418	801,060
Mahindra & Mahindra Financial Services Ltd.	562,276	3,814,682
Manappuram Finance Ltd.	2,085,061	2,777,493
Muthoot Finance Ltd.	534,761	3,952,398
Shriram Transport Finance Co., Ltd.	445,082	7,904,883
Sundaram Finance Ltd.	61,423	1,265,763

Total Consumer Finance		32,054,629

Containers & Packaging - 0.1%
Nilkamal Ltd.	7,279	154,239
Uflex Ltd.	171,677	696,642

Total Containers & Packaging		850,881

Diversified Financial Services - 2.9%
Aditya Birla Capital Ltd.*	932,410	1,335,544
Bajaj Holdings & Investment Ltd.	116,401	4,918,469
Housing & Urban Development Corp. Ltd.	1,344,537	827,155
IDFC Ltd.	1,514,253	945,663
L&T Finance Holdings Ltd.	1,190,680	2,602,561
Power Finance Corp., Ltd.	9,303,693	14,305,686
REC Ltd.	7,966,327	13,938,077
Reliance Capital Ltd.	824,915	2,712,300

Total Diversified Financial Services		41,585,455

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,882,009	6,981,885
Himachal Futuristic Communications Ltd.	2,839,131	862,130

Total Diversified Telecommunication Services		7,844,015

Electric Utilities - 2.5%
Adani Transmission Ltd.*	1,022,445	2,905,580
CESC Ltd.	271,296	2,597,159
Power Grid Corp. of India Ltd.	6,707,727	19,086,013
Reliance Infrastructure Ltd.	775,366	3,511,720
Tata Power Co., Ltd. (The)	6,385,527	7,024,400
Torrent Power Ltd.	442,486	1,659,283

Total Electric Utilities		36,784,155

Electrical Equipment - 0.7%
ABB India Ltd.	45,711	875,230
Amara Raja Batteries Ltd.	68,454	728,369
Finolex Cables Ltd.	93,217	606,448
Graphite India Ltd.	125,907	1,362,227
Havells India Ltd.	323,919	3,208,336
HEG Ltd.	56,535	3,002,311
KEI Industries Ltd.	79,306	408,031

Total Electrical Equipment		10,190,952

Electronic Equipment, Instruments & Components - 0.0%
Redington India Ltd.	469,773	596,511

Entertainment - 0.1%
Inox Leisure Ltd.*	147,040	520,953
PVR Ltd.	20,544	472,161

Total Entertainment		993,114

Food Products - 0.9%
Avanti Feeds Ltd.	148,728	821,556
Balrampur Chini Mills Ltd.*	565,932	826,829
Bombay Burmah Trading Co.	10,469	198,553
Britannia Industries Ltd.	62,266	2,778,536
GlaxoSmithKline Consumer Healthcare Ltd.	7,619	834,336
Kaveri Seed Co., Ltd.	106,480	876,441
KRBL Ltd.	300,545	1,212,469
LT Foods Ltd.	293,582	176,406
Manpasand Beverages Ltd.	211,703	269,424
McLeod Russel India Ltd.	341,807	580,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2018

Investments	Shares	Value
Nestle India Ltd.	22,186	$3,522,574
Tata Global Beverages Ltd.	331,727	1,042,482
Venky’s India Ltd.	10,951	377,007

Total Food Products		13,517,021

Gas Utilities - 1.1%
Adani Gas Ltd.*	1,738,524	2,510,108
GAIL India Ltd.	1,632,676	8,425,885
Gujarat Gas Ltd.	46,786	449,029
Gujarat State Petronet Ltd.	814,961	2,052,724
Indraprastha Gas Ltd.	634,130	2,427,433
Mahanagar Gas Ltd.	65,574	849,461

Total Gas Utilities		16,714,640

Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd.	26,389	475,618
Dr Lal PathLabs Ltd.(a)	14,820	193,234

Total Health Care Providers & Services		668,852

Health Care Technology - 0.0%
TAKE Solutions Ltd.	73,204	156,180

Hotels, Restaurants & Leisure - 0.1%
Coffee Day Enterprises Ltd.*(a)	92,254	368,408
EIH Ltd.	168,285	477,147
Indian Hotels Co., Ltd. (The)	187,800	397,308
Jubilant Foodworks Ltd.	22,848	409,736

Total Hotels, Restaurants & Leisure		1,652,599

Household Durables - 0.3%
Amber Enterprises India Ltd.*	22,221	288,063
Bajaj Electricals Ltd.	20,652	149,236
Crompton Greaves Consumer Electricals Ltd.	504,400	1,647,617
Symphony Ltd.	30,125	503,407
Whirlpool of India Ltd.	54,177	1,079,078

Total Household Durables		3,667,401

Household Products - 1.2%
Eveready Industries India Ltd.	47,375	127,301
Hindustan Unilever Ltd.	643,973	16,784,437
Jyothy Laboratories Ltd.	93,980	287,668

Total Household Products		17,199,406

Independent Power & Renewable Electricity Producers - 1.8%
JSW Energy Ltd.*	855,681	841,402
NHPC Ltd.	12,532,679	4,667,330
NLC India Ltd.	1,248,119	1,245,169
NTPC Ltd.	7,789,118	16,629,206
PTC India Ltd.	1,664,044	2,213,085

Total Independent Power & Renewable Electricity Producers		25,596,192

Industrial Conglomerates - 0.3%
Godrej Industries Ltd.	159,701	1,249,998
Nava Bharat Ventures Ltd.	718,525	1,242,225
Siemens Ltd.	129,376	1,940,038

Total Industrial Conglomerates		4,432,261

Insurance - 0.9%
Bajaj Finserv Ltd.	69,320	6,431,027
General Insurance Corp. of India(a)	369,091	1,369,255
HDFC Standard Life Insurance Co., Ltd.*(a)	149,120	826,926
ICICI Lombard General Insurance Co., Ltd.(a)	70,403	871,731
Max Financial Services Ltd.*	172,771	1,103,715
SBI Life Insurance Co., Ltd.(a)	87,713	751,117
TI Financial Holdings Ltd.	153,729	1,158,665

Total Insurance		12,512,436

Interactive Media & Services - 0.1%
Info Edge India Ltd.	47,051	970,909

IT Services - 14.5%
eClerx Services Ltd.	61,786	950,796
HCL Technologies Ltd.	1,803,134	24,906,571
Hexaware Technologies Ltd.	296,450	1,413,567
Infosys Ltd.	10,528,729	99,375,578
Larsen & Toubro Infotech Ltd.(a)	21,962	544,591
Mindtree Ltd.	214,131	2,651,525
Mphasis Ltd.	199,090	2,904,293
Persistent Systems Ltd.	112,381	1,002,278
RP-SG Business Process Services Ltd.*†	56,471	0
Sonata Software Ltd.	55,102	238,869
Tata Consultancy Services Ltd.	1,667,409	45,212,184
Tech Mahindra Ltd.	1,329,828	13,774,477
Vakrangee Ltd.	4,881,300	2,328,257
Wipro Ltd.	3,239,317	15,350,971

Total IT Services		210,653,957

Life Sciences Tools & Services - 0.2%
Dishman Carbogen Amcis Ltd.*	85,254	281,534
Divi’s Laboratories Ltd.	125,045	2,655,561
Syngene International Ltd.(a)	50,149	402,399

Total Life Sciences Tools & Services		3,339,494

Machinery - 0.9%
Action Construction Equipment Ltd.	89,194	116,515
AIA Engineering Ltd.	89,897	2,159,575
Anveshan Heavy Engineering Ltd.*†	14,477	0
Ashok Leyland Ltd.	2,817,858	4,137,083
BEML Ltd.	46,261	599,806
Carborundum Universal Ltd.	71,736	364,820
Cochin Shipyard Ltd.(a)	208,676	1,118,030
Cummins India Ltd.	100,492	1,223,062
Escorts Ltd.	203,582	2,059,002
Greaves Cotton Ltd.	104,384	177,250
Jain Irrigation Systems Ltd.	1,033,931	1,033,709
Thermax Ltd.	32,663	524,110

Total Machinery		13,512,962

Media - 0.6%
Sun TV Network Ltd.	251,110	2,185,950
TV Today Network Ltd.	72,156	385,456
Zee Entertainment Enterprises Ltd.	879,834	6,004,396

Total Media		8,575,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2018

Investments	Shares	Value
Metals & Mining - 7.0%
APL Apollo Tubes Ltd.	17,475	$291,642
Godawari Power and Ispat Ltd.*	38,216	160,330
Hindalco Industries Ltd.	5,377,332	17,422,510
Hindustan Copper Ltd.	206,544	155,171
Hindustan Zinc Ltd.	1,125,516	4,492,230
Jindal Saw Ltd.	488,663	593,899
Jindal Stainless Hisar Ltd.*	581,239	768,436
Jindal Stainless Ltd.*	755,797	370,239
JSW Steel Ltd.	3,396,400	14,922,949
Maithan Alloys Ltd.	82,353	580,240
National Aluminium Co., Ltd.	2,341,470	2,206,814
NMDC Ltd.	4,127,423	5,725,717
Prakash Industries Ltd.*	382,527	458,057
Ramkrishna Forgings Ltd.	47,426	365,197
Surya Roshni Ltd.	78,066	255,561
Tata Metaliks Ltd.	35,391	314,421
Tata Sponge Iron Ltd.	22,933	281,739
Tata Steel Ltd.	2,853,033	21,293,029
Tinplate Co. of India Ltd. (The)	87,126	185,633
Vedanta Ltd.	10,811,938	31,313,813
Welspun Corp., Ltd.	204,828	408,688

Total Metals & Mining		102,566,315

Multiline Retail - 0.0%
Shoppers Stop Ltd.	38,603	298,695
V-Mart Retail Ltd.	4,139	153,679

Total Multiline Retail		452,374

Oil, Gas & Consumable Fuels - 18.1%
Aegis Logistics Ltd.	177,583	519,153
Bharat Petroleum Corp., Ltd.	4,868,767	25,297,504
Chennai Petroleum Corp., Ltd.	453,196	1,924,695
Coal India Ltd.	2,537,501	8,750,317
Hindustan Petroleum Corp., Ltd.	6,298,989	22,849,229
Indian Oil Corp., Ltd.	16,433,746	32,260,186
Mangalore Refinery & Petrochemicals Ltd.	1,934,236	2,091,740
Oil & Natural Gas Corp., Ltd.	15,435,321	33,141,225
Oil India Ltd.	1,791,947	4,486,605
Petronet LNG Ltd.	1,861,963	5,978,071
Reliance Industries Ltd.	7,820,469	125,599,096

Total Oil, Gas & Consumable Fuels		262,897,821

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	195,223	497,320
JK Paper Ltd.	151,803	331,699

Total Paper & Forest Products		829,019

Personal Products - 1.0%
Bajaj Corp., Ltd.	110,549	584,533
Colgate-Palmolive India Ltd.	92,062	1,771,681
Dabur India Ltd.	632,935	3,904,225
Emami Ltd.	23,998	144,404
Godrej Consumer Products Ltd.	484,743	5,628,545
Marico Ltd.	546,058	2,920,548

Total Personal Products		14,953,936

Pharmaceuticals - 3.6%
Alembic Pharmaceuticals Ltd.	81,861	703,173
Alkem Laboratories Ltd.	47,758	1,333,380
Aurobindo Pharma Ltd.	780,736	8,196,526
Bliss Gvs Pharma Ltd.	102,031	241,139
Cadila Healthcare Ltd.	552,713	2,758,617
Cipla Ltd.	484,740	3,606,996
Dr. Reddy’s Laboratories Ltd.	84,065	3,150,556
Eris Lifesciences Ltd.*(a)	24,065	236,858
Glenmark Pharmaceuticals Ltd.	258,729	2,568,390
Granules India Ltd.	249,926	321,290
Indoco Remedies Ltd.	37,763	117,132
Ipca Laboratories Ltd.	51,134	587,475
Jubilant Life Sciences Ltd.	184,645	1,879,377
Lupin Ltd.	50,056	605,347
Natco Pharma Ltd.	226,804	2,209,240
Pfizer Ltd.	5,566	227,563
Piramal Enterprises Ltd.	431,914	14,734,816
Strides Pharma Science Ltd.	369,264	2,438,311
Sun Pharmaceutical Industries Ltd.	794,393	4,898,463
Suven Life Sciences Ltd.	124,690	404,620
Torrent Pharmaceuticals Ltd.	71,466	1,813,290

Total Pharmaceuticals		53,032,559

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	11,009	269,387
Quess Corp., Ltd.*(a)	46,068	435,704
TeamLease Services Ltd.*	6,781	278,146

Total Professional Services		983,237

Real Estate Management & Development - 1.2%
Anant Raj Ltd.	490,505	255,387
Capacit’e Infraprojects Ltd.	69,892	249,124
DLF Ltd.	2,758,514	7,015,314
Godrej Properties Ltd.*	52,860	494,188
Indiabulls Real Estate Ltd.*	4,354,083	5,453,908
Kolte-Patil Developers Ltd.	58,033	198,168
Mahindra Lifespace Developers Ltd.	70,093	391,704
Oberoi Realty Ltd.	162,808	1,028,059
Phoenix Mills Ltd. (The)	72,330	583,903
Prestige Estates Projects Ltd.	297,973	938,541
Puravankara Ltd.	245,600	255,045
Sobha Ltd.	140,580	916,795
Sunteck Realty Ltd.	47,678	236,188

Total Real Estate Management & Development		18,016,324

Road & Rail - 0.2%
Container Corp. of India Ltd.	301,169	2,966,611
VRL Logistics Ltd.	70,252	294,884

Total Road & Rail		3,261,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2018

Investments	Shares	Value
Software - 0.4%
KPIT Technologies Ltd.	485,503	$1,516,697
NIIT Technologies Ltd.	98,756	1,625,729
Oracle Financial Services Software Ltd.	37,887	2,012,111
Tata Elxsi Ltd.	29,403	429,748

Total Software		5,584,285

Specialty Retail - 0.2%
Arvind Fashions Ltd.*	78,175	1,126,183
PC Jeweller Ltd.	1,214,828	1,499,938
RP-SG Retail Ltd.*	169,412	783,988
Shankara Building Products Ltd.	8,728	65,640

Total Specialty Retail		3,475,749

Textiles, Apparel & Luxury Goods - 0.8%
Arvind Ltd.	375,561	526,103
Indo Count Industries Ltd.	412,815	332,901
Page Industries Ltd.	1,589	574,440
Rajesh Exports Ltd.	461,684	3,776,002
Raymond Ltd.	21,757	263,256
Swan Energy Ltd.	58,198	84,361
Titan Co., Ltd.	271,005	3,613,917
Trident Ltd.	760,255	723,067
Vardhman Textiles Ltd.	55,452	884,817
Welspun India Ltd.	952,497	815,861

Total Textiles, Apparel & Luxury Goods		11,594,725

Thrifts & Mortgage Finance - 10.9%
Can Fin Homes Ltd.	184,594	763,865
Dewan Housing Finance Corp., Ltd.	688,617	2,459,945
GIC Housing Finance Ltd.	142,407	537,685
GRUH Finance Ltd.	112,910	511,139
Housing Development Finance Corp., Ltd.	4,603,113	129,779,238
Indiabulls Housing Finance Ltd.	1,294,875	15,836,554
LIC Housing Finance Ltd.	1,125,181	7,876,186
PNB Housing Finance Ltd.(a)	61,972	819,710

Total Thrifts & Mortgage Finance		158,584,322

Tobacco - 1.3%
ITC Ltd.	4,725,717	19,064,645

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	899,005	2,073,191
MMTC Ltd.	476,831	211,044

Total Trading Companies & Distributors		2,284,235

Transportation Infrastructure - 0.8%
Adani Ports & Special Economic Zone Ltd.	2,207,317	12,257,779

Water Utilities - 0.0%
VA Tech Wabag Ltd.	157,218	583,699

Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd.	477,426	2,137,014

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,137,838,219)		1,455,968,385
Other Assets less Liabilities - (0.0)%		(382,734)

NET ASSETS - 100.0%		$1,455,585,651

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/2/2019	2,306,825,031	INR	32,849,993	USD	$191,976	$—
HSBC Holdings PLC	1/2/2019	32,803,746	USD	2,306,825,031	INR	—	(238,223)

						$191,976	$(238,223)

CURRENCY LEGEND

INR	Indian rupee
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 10.3%
Amcor Ltd.	185,417	$1,729,569
BHP Group Ltd.	73,331	1,767,124
BHP Group PLC	89,418	1,880,887
Rio Tinto Ltd.	32,383	1,788,930
South32 Ltd.	611,232	1,441,529
Telstra Corp., Ltd.	1,733,797	3,478,689
Wesfarmers Ltd.	63,320	1,436,280
Woodside Petroleum Ltd.	69,021	1,521,863
Woolworths Group Ltd.	68,446	1,417,631

Total Australia		16,462,502

Belgium - 0.9%
Anheuser-Busch InBev S.A./N.V.	21,101	1,391,817

China - 2.5%
China Mobile Ltd.	236,500	2,276,086
CNOOC Ltd.	1,067,000	1,649,013

Total China		3,925,099

Denmark - 1.5%
Coloplast A/S Class B	11,938	1,106,395
Novo Nordisk A/S Class B	27,151	1,239,023

Total Denmark		2,345,418

Finland - 3.5%
Fortum Oyj	106,530	2,325,993
Kone Oyj Class B	34,739	1,653,603
Nokia Oyj	292,958	1,684,521

Total Finland		5,664,117

France - 8.7%
Bouygues S.A.	44,608	1,598,140
Carrefour S.A.	113,179	1,929,064
Engie S.A.	148,122	2,120,804
Publicis Groupe S.A.	22,630	1,295,544
Renault S.A.	18,190	1,134,307
Sanofi	26,765	2,314,924
Sodexo S.A.	15,189	1,554,015
TOTAL S.A.	37,063	1,956,580

Total France		13,903,378

Germany - 10.3%
BASF SE	16,839	1,162,670
Bayer AG Registered Shares	10,891	753,975
Bayerische Motoren Werke AG	21,700	1,753,809
Daimler AG Registered Shares	37,798	1,983,715
Deutsche Post AG Registered Shares	46,315	1,265,914
Deutsche Telekom AG Registered Shares	141,814	2,402,539
Evonik Industries AG	50,340	1,254,506
Innogy SE*	52,870	2,243,471
Telefonica Deutschland Holding AG	802,334	3,134,948
United Internet AG Registered Shares	10,511	458,998

Total Germany		16,414,545

Hong Kong - 1.5%
Power Assets Holdings Ltd.	336,500	2,342,372

Italy - 3.2%
Eni SpA	133,186	2,093,154
Snam SpA	678,915	2,963,932

Total Italy		5,057,086

Japan - 12.3%
Bridgestone Corp.	42,400	1,637,027
Canon, Inc.(a)	58,600	1,602,867
FUJIFILM Holdings Corp.	21,400	832,867
Fujitsu Ltd.	11,900	742,645
Hitachi Ltd.	24,300	650,163
Japan Tobacco, Inc.	77,000	1,836,308
Marubeni Corp.	212,900	1,498,828
Mitsubishi Corp.	58,200	1,602,005
Murata Manufacturing Co., Ltd.	4,500	613,385
Nissan Motor Co., Ltd.	230,000	1,845,409
Nomura Research Institute Ltd.	14,900	553,411
Sekisui House Ltd.	105,000	1,549,424
Subaru Corp.	65,100	1,400,319
Takeda Pharmaceutical Co., Ltd.(a)	47,300	1,597,288
Tokyo Electron Ltd.	8,200	935,360
Yahoo Japan Corp.	299,100	746,966

Total Japan		19,644,272

Netherlands - 1.5%
Koninklijke Ahold Delhaize N.V.	62,430	1,575,423
Koninklijke Philips N.V.	24,887	879,945

Total Netherlands		2,455,368

Norway - 0.8%
Equinor ASA	58,931	1,250,535

Portugal - 2.1%
EDP - Energias de Portugal S.A.	565,595	1,971,361
Galp Energia, SGPS, S.A.	87,158	1,374,460

Total Portugal		3,345,821

Singapore - 1.4%
Singapore Telecommunications Ltd.	1,044,200	2,244,685

Spain - 9.8%
Aena SME S.A.(b)	9,963	1,546,084
Endesa S.A.	144,613	3,327,777
Ferrovial S.A.	91,244	1,845,681
Iberdrola S.A.	311,371	2,498,013
Naturgy Energy Group S.A.	86,891	2,211,073
Repsol S.A.	116,471	1,874,665
Telefonica S.A.	279,174	2,342,152

Total Spain		15,645,445

Sweden - 3.5%
Hennes & Mauritz AB Class B(a)	223,188	3,172,414
Telia Co. AB	499,587	2,365,556

Total Sweden		5,537,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2018

Investments	Shares	Value
Switzerland - 7.8%
ABB Ltd. Registered Shares	70,202	$1,331,331
Kuehne + Nagel International AG Registered Shares	11,656	1,493,950
LafargeHolcim Ltd. Registered Shares*	35,580	1,461,747
Nestle S.A. Registered Shares	19,459	1,575,196
Novartis AG Registered Shares	23,357	1,991,197
Roche Holding AG Genusschein	8,542	2,109,072
Swisscom AG Registered Shares	5,199	2,477,146

Total Switzerland		12,439,639

United Kingdom - 17.7%
Anglo American PLC	84,226	1,874,869
AstraZeneca PLC	24,017	1,796,436
BP PLC	315,581	1,993,341
British American Tobacco PLC	43,721	1,392,076
BT Group PLC	1,244,864	3,774,977
GlaxoSmithKline PLC	117,437	2,230,354
Imperial Brands PLC	84,788	2,566,827
National Grid PLC	232,613	2,263,987
Rio Tinto PLC	42,345	2,011,611
Royal Dutch Shell PLC Class A	72,163	2,120,749
SSE PLC	172,291	2,373,133
Unilever PLC	26,416	1,382,240
Vodafone Group PLC	1,297,564	2,526,791

Total United Kingdom		28,307,391

TOTAL COMMON STOCKS (Cost: $185,500,054)		158,377,460

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/19*(a) (Cost: $54,636)	116,471	53,258

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $111,689)	2,489	105,832

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $2,330,928)(e)	2,330,928	2,330,928

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $187,997,307)		160,867,478
Other Assets less Liabilities - (0.9)%		(1,391,161)

NET ASSETS - 100.0%		$159,476,317

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,129,991. The fund also held collateral for securities on loan of $25,815 that were sold and pending settlement. The total market value of the collateral held by the Fund was $5,414,805. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,083,877.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	91,699	USD	80,000	EUR	$247	$—
Bank of America N.A.	1/3/2019	63,793	USD	50,000	GBP	113	—

						$360	$—

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.6%
Adelaide Brighton Ltd.	90,566	$272,248
AGL Energy Ltd.	55,843	809,857
Alumina Ltd.	350,145	566,955
Amcor Ltd.	72,727	678,397
AMP Ltd.	342,539	590,811
Aristocrat Leisure Ltd.	22,545	346,637
ASX Ltd.	15,566	656,850
Aurizon Holdings Ltd.	190,549	574,147
AusNet Services	503,516	551,209
Australia & New Zealand Banking Group Ltd.	216,978	3,736,325
Bank of Queensland Ltd.	69,750	476,309
Bendigo & Adelaide Bank Ltd.	60,899	462,598
BHP Group Ltd.	183,880	4,431,124
BHP Group PLC	138,191	2,906,816
Boral Ltd.	88,496	307,768
Brambles Ltd.	95,331	681,197
Caltex Australia Ltd.	24,038	431,192
carsales.com Ltd.	36,046	279,140
CIMIC Group Ltd.	18,418	562,866
Cleanaway Waste Management Ltd.	210,204	246,393
Coca-Cola Amatil Ltd.	86,404	498,185
Cochlear Ltd.	3,346	408,859
Commonwealth Bank of Australia	137,977	7,031,659
Crown Resorts Ltd.	73,038	609,826
CSL Ltd.	10,406	1,356,449
Flight Centre Travel Group Ltd.	8,322	251,455
Fortescue Metals Group Ltd.	375,871	1,108,729
Harvey Norman Holdings Ltd.(a)	186,075	413,950
Iluka Resources Ltd.	39,295	210,797
Insurance Australia Group Ltd.	158,800	782,566
IOOF Holdings Ltd.(a)	50,474	183,709
JB Hi-Fi Ltd.(a)	25,706	400,668
Macquarie Group Ltd.	23,633	1,807,678
Magellan Financial Group Ltd.	20,311	336,597
Medibank Pvt Ltd.	257,209	465,363
National Australia Bank Ltd.	257,220	4,358,663
New Hope Corp., Ltd.	80,371	192,942
Orica Ltd.	21,859	265,456
Perpetual Ltd.	10,093	230,786
Premier Investments Ltd.	33,882	350,876
Qantas Airways Ltd.	80,847	329,545
QBE Insurance Group Ltd.	89,022	632,982
Ramsay Health Care Ltd.	8,900	361,713
REA Group Ltd.	6,850	356,761
Rio Tinto Ltd.	28,037	1,548,844
Sonic Healthcare Ltd.	29,994	466,870
South32 Ltd.	318,995	752,318
Star Entertainment Group Ltd. (The)	112,216	360,240
Suncorp Group Ltd.	88,897	790,429
Tabcorp Holdings Ltd.	147,557	445,646
Telstra Corp., Ltd.	1,390,773	2,790,446
Treasury Wine Estates Ltd.	40,713	424,197
Wesfarmers Ltd.	85,442	1,938,070
Westpac Banking Corp.	292,709	5,159,919
Woodside Petroleum Ltd.	58,236	1,284,061
Woolworths Group Ltd.	72,488	1,501,348

Total Australia		59,977,441

Austria - 0.4%
Andritz AG	8,859	406,302
Erste Group Bank AG*	21,480	713,318
Lenzing AG	2,720	247,039
Oesterreichische Post AG	11,154	382,776
OMV AG	15,767	689,420
Telekom Austria AG*	29,025	220,315
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,915	276,226
Voestalpine AG	10,463	312,176

Total Austria		3,247,572

Belgium - 1.6%
Ageas	15,635	702,415
Anheuser-Busch InBev S.A./N.V.	106,568	7,029,198
Bekaert S.A.	6,135	147,699
bpost S.A.(a)	31,133	284,895
Euronav N.V.	43,755	311,115
KBC Group N.V.	24,597	1,593,731
Proximus SADP	36,961	997,991
Solvay S.A.	5,449	543,918
UCB S.A.	6,679	544,383
Umicore S.A.	14,343	571,571

Total Belgium		12,726,916

China - 3.4%
Beijing Enterprises Holdings Ltd.	78,000	413,444
China Aerospace International Holdings Ltd.	1,378,000	86,242
China Jinmao Holdings Group Ltd.	744,000	334,495
China Mobile Ltd.	1,351,481	13,006,711
China Overseas Land & Investment Ltd.	441,175	1,515,785
China Power International Development Ltd.	1,829,866	416,019
China Resources Power Holdings Co., Ltd.	492,000	946,377
China South City Holdings Ltd.	3,170,000	449,424
China Unicom Hong Kong Ltd.	314,000	335,282
CITIC Ltd.	1,291,000	2,024,878
CNOOC Ltd.	2,416,700	3,734,930
Fosun International Ltd.	312,487	455,000
Guangdong Investment Ltd.	422,000	816,042
Lenovo Group Ltd.	1,113,003	752,015
Shanghai Industrial Holdings Ltd.	222,000	449,141
Shenzhen Investment Ltd.	1,250,000	413,508
Sino-Ocean Group Holding Ltd.	1,446,000	637,179
Sun Art Retail Group Ltd.	339,500	346,033

Total China		27,132,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Denmark - 1.4%
AP Moller - Maersk A/S Class B	290	$363,569
Carlsberg A/S Class B	3,679	390,333
Chr Hansen Holding A/S	7,293	644,175
Coloplast A/S Class B	8,294	768,675
Danske Bank A/S	58,940	1,163,821
H. Lundbeck A/S	5,562	243,169
ISS A/S	8,701	242,652
Novo Nordisk A/S Class B	78,005	3,559,722
Novozymes A/S Class B	7,669	341,748
Orsted A/S(b)	14,327	956,238
Pandora A/S	6,627	269,325
SimCorp A/S	4,529	309,151
Sydbank A/S	8,785	208,726
Tryg A/S	25,090	629,945
Vestas Wind Systems A/S	7,008	528,288

Total Denmark		10,619,537

Finland - 1.9%
Amer Sports Oyj*	8,714	382,219
Elisa Oyj	16,841	694,605
Fortum Oyj	71,361	1,558,108
Kesko Oyj Class B	8,974	483,181
Kone Oyj Class B	20,358	969,056
Metsa Board Oyj	22,933	134,225
Metso Oyj	11,591	303,431
Neste Oyj	10,430	803,137
Nokia Oyj	310,594	1,785,929
Nokian Renkaat Oyj	11,601	355,678
Nordea Bank Abp	430,935	3,625,048
Orion Oyj Class B	11,739	406,341
Outokumpu Oyj	36,113	131,898
Sampo Oyj Class A	31,857	1,398,789
Stora Enso Oyj Class R	34,433	396,967
UPM-Kymmene Oyj	36,161	915,624
Valmet Oyj	13,924	285,714
Wartsila Oyj Abp	19,017	302,067

Total Finland		14,932,017

France - 10.9%
Accor S.A.	11,827	501,728
Aeroports de Paris	4,395	831,496
Air Liquide S.A.	13,318	1,651,094
Airbus SE	19,691	1,889,920
ALD S.A.(b)	19,767	235,005
Amundi S.A.(b)	9,574	505,199
Atos SE	2,966	242,359
AXA S.A.	176,558	3,806,152
BNP Paribas S.A.	91,876	4,145,982
Bouygues S.A.	24,082	862,769
Bureau Veritas S.A.	12,500	254,279
Capgemini SE	6,827	677,412
Carrefour S.A.	54,100	922,100
Casino Guichard Perrachon S.A.(a)	17,921	744,475
Christian Dior SE	4,232	1,615,345
Cie de Saint-Gobain	27,654	921,983
Cie Generale des Etablissements Michelin SCA	8,481	840,561
Cie Plastic Omnium S.A.	8,290	191,145
CNP Assurances	35,249	746,261
Coface S.A.	23,217	210,466
Covivio	3,696	355,752
Credit Agricole S.A.	206,549	2,226,578
Danone S.A.	26,871	1,889,438
Edenred	14,515	532,795
Eiffage S.A.	4,241	353,717
Electricite de France S.A.	180,594	2,848,955
Elis S.A.	10,568	175,776
Engie S.A.	190,508	2,727,684
EssilorLuxottica S.A.	10,320	1,303,012
Eurazeo SE	3,991	281,951
Eutelsat Communications S.A.	27,088	532,764
Getlink SE	19,713	264,335
Hermes International	1,367	757,590
ICADE	4,386	333,421
Imerys S.A.	4,109	197,189
JCDecaux S.A.	11,298	316,683
Kering S.A.	3,015	1,418,619
Klepierre S.A.	22,316	687,764
Korian S.A.	104	3,695
L’Oreal S.A.	14,906	3,428,406
Lagardere SCA	15,289	384,857
Legrand S.A.	7,153	403,124
LVMH Moet Hennessy Louis Vuitton SE	13,383	3,950,143
Metropole Television S.A.	21,429	343,932
Natixis S.A.	211,346	995,151
Nexity S.A.	6,231	280,645
Orange S.A.	156,363	2,530,154
Pernod Ricard S.A.	7,095	1,162,256
Peugeot S.A.	33,462	713,210
Publicis Groupe S.A.	13,048	746,984
Remy Cointreau S.A.	3,350	378,934
Renault S.A.	16,447	1,025,616
Rexel S.A.	20,051	213,168
Rubis SCA	5,188	278,029
Safran S.A.	11,887	1,432,241
Sanofi	79,145	6,845,308
Schneider Electric SE	24,681	1,684,945
SCOR SE	16,396	738,478
SEB S.A.	1,588	204,768
Societe BIC S.A.	3,273	333,557
Societe Generale S.A.	64,275	2,044,101
Sodexo S.A.	6,745	690,094
SPIE S.A.	10,772	142,719
Suez	50,685	668,055
Thales S.A.	7,132	831,600
TOTAL S.A.	176,425	9,313,592
Unibail-Rodamco-Westfield	6,302	975,439
Valeo S.A.	10,574	308,356
Veolia Environnement S.A.	35,441	727,436
Vinci S.A.	26,352	2,169,551
Vivendi S.A.	44,046	1,071,473
Wendel S.A.	2,233	267,263

Total France		86,287,034

Germany - 7.6%
1&1 Drillisch AG	8,192	416,728
Aareal Bank AG	11,100	342,475
adidas AG	4,526	943,719
Allianz SE Registered Shares	24,529	4,910,982
AURELIUS Equity Opportunities SE & Co. KGaA	5,411	196,207
Aurubis AG	3,513	173,567
Axel Springer SE	8,869	500,644
BASF SE	45,063	3,111,431
Bayer AG Registered Shares	33,668	2,330,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Bayerische Motoren Werke AG	39,703	$3,208,824
Beiersdorf AG	4,728	492,703
Brenntag AG	7,134	307,452
Continental AG	5,868	809,991
Covestro AG(b)	8,800	434,379
Daimler AG Registered Shares	92,237	4,840,783
Deutsche Bank AG Registered Shares	37,970	302,405
Deutsche Boerse AG	6,833	819,779
Deutsche Lufthansa AG Registered Shares	25,736	579,576
Deutsche Post AG Registered Shares	67,362	1,841,186
Deutsche Telekom AG Registered Shares	305,813	5,180,925
Deutsche Wohnen SE Bearer Shares	11,768	538,103
Duerr AG	2,985	104,178
E.ON SE	103,525	1,020,959
Evonik Industries AG	23,074	575,019
Fielmann AG	6,423	396,492
Fraport AG Frankfurt Airport Services Worldwide	4,214	300,884
Freenet AG	20,614	399,307
Fresenius Medical Care AG & Co. KGaA	6,122	396,387
Fresenius SE & Co. KGaA	9,029	437,425
GEA Group AG	10,326	265,594
Hannover Rueck SE	7,507	1,010,057
HeidelbergCement AG	5,462	333,299
Hella GmbH & Co. KGaA	6,186	246,089
Henkel AG & Co. KGaA	5,964	584,622
Hochtief AG	1,974	265,599
Hugo Boss AG	4,509	277,929
Indus Holding AG	5,424	241,817
Infineon Technologies AG	27,502	545,937
Innogy SE*	34,260	1,453,779
KION Group AG	3,491	176,909
LANXESS AG	2,697	123,940
LEG Immobilien AG	3,512	365,823
Leoni AG	5,055	174,977
MAN SE	4,013	413,560
Merck KGaA	5,137	528,395
METRO AG	35,836	548,738
MTU Aero Engines AG	2,919	528,558
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,901	2,156,707
OSRAM Licht AG	5,073	219,906
ProSiebenSat.1 Media SE	30,519	542,505
Rheinmetall AG	2,618	230,922
RWE AG	21,975	476,414
SAP SE	27,145	2,697,508
Siemens AG Registered Shares	37,708	4,197,652
Symrise AG	7,183	529,625
Talanx AG	12,303	419,112
Telefonica Deutschland Holding AG	348,577	1,361,990
ThyssenKrupp AG	9,729	166,603
TUI AG	40,691	572,146
Uniper SE	18,774	485,030
Volkswagen AG	9,348	1,486,445
Wacker Neuson SE	10,499	198,272

Total Germany		59,739,776

Hong Kong - 2.7%
AIA Group Ltd.	235,565	1,955,683
Bank of East Asia Ltd. (The)	161,058	512,219
BOC Hong Kong Holdings Ltd.	474,444	1,763,406
CLP Holdings Ltd.	127,500	1,441,212
Dah Sing Financial Holdings Ltd.	49,200	243,193
Galaxy Entertainment Group Ltd.	88,000	559,740
Hang Lung Group Ltd.	161,000	410,039
Hang Lung Properties Ltd.	238,000	453,545
Hang Seng Bank Ltd.	100,300	2,252,133
Henderson Land Development Co., Ltd.	194,509	968,899
Hong Kong & China Gas Co., Ltd.	559,517	1,157,718
Hong Kong Exchanges & Clearing Ltd.	30,935	895,332
Hopewell Holdings Ltd.	63,500	279,001
Hysan Development Co., Ltd.	49,000	233,129
MTR Corp., Ltd.	217,335	1,143,671
New World Development Co., Ltd.	584,772	773,786
PCCW Ltd.	1,605,000	924,540
Power Assets Holdings Ltd.	155,000	1,078,953
Sino Land Co., Ltd.	372,400	638,317
Sun Hung Kai Properties Ltd.	119,000	1,696,233
Swire Pacific Ltd. Class A	50,500	533,422
Swire Properties Ltd.	219,000	769,221
Wharf Holdings Ltd. (The)	244,000	635,762
Wheelock & Co., Ltd.	57,000	325,793

Total Hong Kong		21,644,947

Ireland - 0.4%
AIB Group PLC	172,122	724,081
CRH PLC	23,125	610,656
DCC PLC	5,419	413,063
Kerry Group PLC Class A	5,664	560,070
Kingspan Group PLC	7,714	329,627
Paddy Power Betfair PLC	3,312	271,275
Smurfit Kappa Group PLC	8,511	226,305

Total Ireland		3,135,077

Israel - 0.5%
Bank Hapoalim BM	88,113	557,670
Bezeq Israeli Telecommunication Corp., Ltd.	510,816	498,957
Delek Automotive Systems Ltd.	47,685	187,716
Harel Insurance Investments & Financial Services Ltd.	58,034	381,898
Israel Chemicals Ltd.	94,685	537,184
Mediterranean Towers Ltd.	268,458	455,482
Naphtha Israel Petroleum Corp., Ltd.*	37,878	241,251
Paz Oil Co., Ltd.	4,090	617,427
Strauss Group Ltd.	21,264	482,839

Total Israel		3,960,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Italy - 3.3%
A2A SpA	241,749	$434,569
ACEA SpA	21,512	295,343
Ascopiave SpA	124,296	441,897
Assicurazioni Generali SpA	120,953	2,018,704
Azimut Holding SpA(a)	19,100	208,167
Banca Generali SpA	12,122	251,232
Banca Mediolanum SpA	74,288	432,254
Brembo SpA	18,593	189,059
Cementir Holding SpA	30,107	177,246
Datalogic SpA	8,889	207,294
Davide Campari-Milano SpA	40,182	339,223
De’ Longhi SpA	13,091	330,726
Enel SpA	537,353	3,098,403
Eni SpA	281,815	4,429,011
ERG SpA	23,353	440,484
Ferrari N.V.	1,791	177,672
FinecoBank Banca Fineco SpA	46,383	465,433
Hera SpA	93,366	284,119
Infrastrutture Wireless Italiane SpA(b)	39,266	267,750
Intesa Sanpaolo SpA	1,646,268	3,650,570
Iren SpA	102,060	244,540
Italgas SpA	72,201	412,353
MARR SpA	13,853	326,223
Mediobanca Banca di Credito Finanziario SpA	57,710	486,603
Piaggio & C. SpA	132,200	276,709
Poste Italiane SpA(b)	115,237	920,024
Prysmian SpA	10,714	206,619
Recordati SpA	10,175	352,320
Snam SpA	299,856	1,309,078
Societa Cattolica di Assicurazioni SC	30,367	246,643
Telecom Italia SpA RSP	1,151,869	549,088
Terna Rete Elettrica Nazionale SpA	148,229	839,276
UniCredit SpA	63,782	721,395
Unione di Banche Italiane SpA	73,006	211,396
UnipolSai Assicurazioni SpA	347,670	785,538

Total Italy		26,026,961

Japan - 17.6%
Aeon Co., Ltd.	36,000	705,300
AGC, Inc.	12,400	387,659
Aisin Seiki Co., Ltd.	17,100	595,379
AIT Corp.	37,600	317,003
Amada Holdings Co., Ltd.	55,300	497,985
ANA Holdings, Inc.	9,100	326,875
Aozora Bank Ltd.	12,400	370,141
Asahi Group Holdings Ltd.	14,700	571,976
Asahi Kasei Corp.	63,200	650,923
Astellas Pharma, Inc.	79,400	1,014,256
Azbil Corp.	21,700	429,194
Bandai Namco Holdings, Inc.	12,700	570,091
Bridgestone Corp.	43,300	1,671,775
Brother Industries Ltd.	21,800	324,074
Canon, Inc.(a)	81,600	2,231,979
Chiba Bank Ltd. (The)	64,400	360,403
Chubu Electric Power Co., Inc.	35,200	501,299
Chugai Pharmaceutical Co., Ltd.	17,500	1,017,637
Concordia Financial Group Ltd.	90,400	347,708
Cosmo Energy Holdings Co., Ltd.(a)	9,900	204,289
Dai-ichi Life Holdings, Inc.	46,133	722,385
Daiichi Sankyo Co., Ltd.	30,100	963,233
Daiken Medical Co., Ltd.	107,800	600,335
Daikin Industries Ltd.	6,400	682,204
Daito Trust Construction Co., Ltd.	3,800	520,047
Daiwa House Industry Co., Ltd.	27,000	860,830
Daiwa Securities Group, Inc.	103,200	523,548
Denka Co., Ltd.	10,600	300,469
Denso Corp.	30,700	1,369,139
Dentsu, Inc.	10,900	487,303
Disco Corp.	1,500	175,682
East Japan Railway Co.	7,300	646,131
Eisai Co., Ltd.	10,700	829,161
FamilyMart UNY Holdings Co., Ltd.(a)	4,300	545,167
FANUC Corp.	6,800	1,033,186
Fast Retailing Co., Ltd.	1,700	873,436
FCC Co., Ltd.	12,900	302,997
France Bed Holdings Co., Ltd.	78,300	644,442
Fuji Electric Co., Ltd.	7,600	224,782
FUJIFILM Holdings Corp.	18,700	727,786
Fujitsu Ltd.	7,600	474,294
Gurunavi, Inc.	21,600	133,874
Hamamatsu Photonics K.K.	11,600	390,667
Hirose Electric Co., Ltd.	4,805	471,675
Hitachi Ltd.	30,100	805,346
Hitachi Metals Ltd.	52,200	547,145
Honda Motor Co., Ltd.	75,000	1,978,649
Hoya Corp.	9,900	596,896
Hulic Co., Ltd.	30,200	271,130
I-Net Corp.	26,500	331,386
Ichigo, Inc.	61,000	177,360
Iida Group Holdings Co., Ltd.	22,100	382,920
Isuzu Motors Ltd.	47,200	666,173
ITOCHU Corp.	91,800	1,562,144
Japan Airlines Co., Ltd.	16,100	570,980
Japan Exchange Group, Inc.	30,300	491,307
Japan Post Holdings Co., Ltd.	237,600	2,739,498
Japan Post Insurance Co., Ltd.	26,300	610,546
Japan Tobacco, Inc.	140,944	3,361,254
JFE Holdings, Inc.	34,300	549,288
JXTG Holdings, Inc.	166,200	873,605
Kajima Corp.	33,300	448,593
Kaneka Corp.	7,200	258,561
Kansai Electric Power Co., Inc. (The)	31,600	475,231
Kao Corp.	11,900	884,406
KDDI Corp.	111,600	2,669,083
Kirin Holdings Co., Ltd.	35,200	737,431
Komatsu Ltd.	41,700	899,069
Kubota Corp.	45,200	643,301
Kyoei Steel Ltd.(a)	16,500	249,647
Kyoritsu Maintenance Co., Ltd.(a)	8,200	360,242
Kyoritsu Printing Co., Ltd.	69,100	122,184
Kyowa Hakko Kirin Co., Ltd.	19,800	374,831
Kyushu Financial Group, Inc.	86,200	326,840
Lawson, Inc.	9,100	576,448
LIXIL Group Corp.	23,100	286,763
Makita Corp.	10,000	355,922
Marubeni Corp.	109,500	770,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Marui Group Co., Ltd.	21,300	$414,099
Mazda Motor Corp.	35,400	366,212
Medipal Holdings Corp.	22,000	472,223
Michinoku Bank Ltd. (The)	47,600	740,584
Mitsubishi Chemical Holdings Corp.	84,800	643,526
Mitsubishi Corp.	83,200	2,290,152
Mitsubishi Electric Corp.	91,500	1,014,535
Mitsubishi Estate Co., Ltd.	30,500	480,789
Mitsubishi Gas Chemical Co., Inc.	12,400	187,048
Mitsubishi Heavy Industries Ltd.	19,300	695,901
Mitsubishi Materials Corp.	9,200	242,756
Mitsubishi Motors Corp.	58,200	319,340
Mitsubishi Tanabe Pharma Corp.	39,300	566,315
Mitsubishi UFJ Financial Group, Inc.	519,600	2,547,444
Mitsui Fudosan Co., Ltd.	21,900	488,042
Mizuho Financial Group, Inc.	1,308,000	2,030,282
Monex Group, Inc.(a)	33,900	114,323
MS&AD Insurance Group Holdings, Inc.	30,730	877,240
Murata Manufacturing Co., Ltd.	5,400	736,062
Nabtesco Corp.	10,800	235,855
NEC Corp.	13,900	413,649
Nichiha Corp.	8,400	211,617
Nidec Corp.	4,000	454,815
Nintendo Co., Ltd.	3,000	800,757
Nippon Express Co., Ltd.	6,800	379,310
Nippon Kayaku Co., Ltd.	34,800	444,377
Nippon Light Metal Holdings Co., Ltd.	150,100	305,084
Nippon Steel & Sumikin Bussan Corp.	6,700	276,940
Nippon Steel & Sumitomo Metal Corp.	52,100	898,685
Nippon Telegraph & Telephone Corp.	89,700	3,664,361
Nissan Motor Co., Ltd.	315,400	2,530,617
Nisshinbo Holdings, Inc.	33,600	254,492
Nitto Denko Corp.	6,600	333,444
NOK Corp.(a)	22,400	313,598
Nomura Holdings, Inc.	167,100	640,894
Nomura Real Estate Holdings, Inc.	13,800	253,448
Nomura Research Institute Ltd.	9,200	341,703
NSK Ltd.	39,300	339,933
NTT Data Corp.	49,100	539,265
NTT DOCOMO, Inc.	203,755	4,591,754
Obayashi Corp.	43,900	397,727
Oji Holdings Corp.	74,600	384,168
Omron Corp.	11,600	422,914
Ono Pharmaceutical Co., Ltd.	18,200	372,410
Oracle Corp.	5,300	338,149
Oriental Land Co., Ltd.	3,900	392,968
Otsuka Holdings Co., Ltd.	19,300	790,365
Outsourcing, Inc.(a)	13,000	125,124
Panasonic Corp.	77,000	695,221
Park24 Co., Ltd.	13,400	294,711
Pigeon Corp.	8,300	355,558
Qol Holdings Co., Ltd.(a)	18,500	281,256
Recruit Holdings Co., Ltd.	30,700	745,010
Resona Holdings, Inc.	112,600	542,602
Ricoh Co., Ltd.	25,400	249,335
San-In Godo Bank Ltd. (The)	45,400	318,626
Sanwa Holdings Corp.	34,500	392,749
SBI Holdings, Inc.	21,300	419,147
Secom Co., Ltd.	9,500	789,163
Seiko Epson Corp.	29,000	409,169
Seino Holdings Co., Ltd.	29,400	386,408
Sekisui House Ltd.	53,600	790,944
Seven & I Holdings Co., Ltd.	30,100	1,312,203
Seven Bank Ltd.	138,600	396,668
Shikoku Electric Power Co., Inc.	29,600	358,281
Shimizu Corp.	44,000	358,930
Shin-Etsu Chemical Co., Ltd.	10,200	793,576
Shionogi & Co., Ltd.	11,900	680,170
Shizuoka Bank Ltd. (The)	62,400	489,691
Showa Shell Sekiyu K.K.	41,900	588,506
SMC Corp.	1,500	454,450
SoftBank Group Corp.	9,600	639,183
Sojitz Corp.	161,500	562,302
Sompo Holdings, Inc.	15,400	523,837
Sony Corp.	12,100	587,382
Sony Financial Holdings, Inc.	30,200	565,656
Subaru Corp.	50,100	1,077,665
Sumitomo Chemical Co., Ltd.	102,900	499,892
Sumitomo Corp.	68,900	980,607
Sumitomo Electric Industries Ltd.	47,400	631,626
Sumitomo Heavy Industries Ltd.	13,000	388,051
Sumitomo Metal Mining Co., Ltd.	12,800	343,873
Sumitomo Mitsui Financial Group, Inc.	69,900	2,322,249
Sumitomo Mitsui Trust Holdings, Inc.	21,007	770,088
Sumitomo Realty & Development Co., Ltd.	10,000	366,951
Sumitomo Rubber Industries Ltd.(a)	24,900	295,037
Suntory Beverage & Food Ltd.	10,900	492,768
Suzuken Co., Ltd.	8,800	448,362
Suzuki Motor Corp.	11,900	603,813
Sysmex Corp.	3,600	173,118
T&D Holdings, Inc.	31,000	361,382
Taisei Corp.	10,800	463,145
Takeda Pharmaceutical Co., Ltd.(a)	50,300	1,698,596
Teijin Ltd.	20,600	329,893
Terumo Corp.	9,000	510,559
Toda Corp.	52,800	330,135
Toho Co., Ltd.	11,200	406,289
Tokai Tokyo Financial Holdings, Inc.	60,300	258,315
Tokio Marine Holdings, Inc.	30,100	1,436,482
Tokyo Electron Device Ltd.	26,800	419,166
Tokyo Electron Ltd.	8,200	935,360
Tokyo Gas Co., Ltd.	19,300	489,998
Toray Industries, Inc.	48,100	338,451
TOTO Ltd.	7,200	250,030
Toyo Ink SC Holdings Co., Ltd.	14,400	320,773
Toyo Kanetsu K.K.	12,100	247,481
Toyoda Gosei Co., Ltd.	12,600	249,784
Toyota Boshoku Corp.	19,600	293,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Toyota Motor Corp.	146,810	$8,571,890
Toyota Tsusho Corp.	21,700	641,813
Trend Micro, Inc.	9,100	495,165
Ube Industries Ltd.	14,500	295,247
Unicharm Corp.	14,200	460,628
USS Co., Ltd.	27,060	456,036
Wacoal Holdings Corp.	16,600	430,149
West Japan Railway Co.	8,820	623,908
Yahoo Japan Corp.	200,110	499,751
Yakult Honsha Co., Ltd.	4,000	281,457
Yamaha Corp.	6,900	294,326
Yamaha Motor Co., Ltd.(a)	21,300	419,147
Yamato Holdings Co., Ltd.	12,600	347,285
Yuasa Trading Co., Ltd.	15,500	444,310

Total Japan		139,204,021

Netherlands - 2.3%
Aalberts Industries N.V.	8,883	294,991
ABN AMRO Group N.V. CVA(b)	76,733	1,801,714
Aegon N.V.	168,461	785,518
Akzo Nobel N.V.	11,156	897,810
ASML Holding N.V.	5,581	875,070
ASR Nederland N.V.	11,667	461,198
BE Semiconductor Industries N.V.	11,860	250,520
Boskalis Westminster(a)	12,693	315,302
Corbion N.V.	9,430	263,676
Euronext N.V.(b)	5,006	287,847
Heineken Holding N.V.	4,532	382,081
Heineken N.V.	13,849	1,222,190
ING Groep N.V.	255,196	2,745,154
Koninklijke Ahold Delhaize N.V.	64,565	1,629,300
Koninklijke DSM N.V.	8,209	670,401
Koninklijke KPN N.V.	269,174	787,728
Koninklijke Philips N.V.	37,823	1,337,331
NN Group N.V.	19,698	783,618
PostNL N.V.	83,662	190,990
Randstad N.V.	11,175	512,138
Signify N.V.(b)	12,542	293,486
Wolters Kluwer N.V.	16,480	973,228

Total Netherlands		17,761,291

New Zealand - 0.5%
Abano Healthcare Group Ltd.	83,055	359,774
Air New Zealand Ltd.	102,304	212,660
Arvida Group Ltd.	552,910	478,273
Auckland International Airport Ltd.	77,265	371,996
Contact Energy Ltd.	89,587	354,428
Fisher & Paykel Healthcare Corp., Ltd.	40,049	349,113
Mercury NZ Ltd.	160,318	391,842
Meridian Energy Ltd.	170,483	389,251
PGG Wrightson Ltd.	225,435	77,094
Spark New Zealand Ltd.	214,760	597,630
Tourism Holdings Ltd.(a)	68,181	235,452
Vector Ltd.	74,603	166,583
Z Energy Ltd.	75,463	277,804

Total New Zealand		4,261,900

Norway - 1.6%
Aker ASA Class A	8,246	439,957
Aker BP ASA	22,615	569,348
DNB ASA	87,070	1,389,134
Equinor ASA	166,199	3,526,797
Gjensidige Forsikring ASA	34,539	539,276
Leroy Seafood Group ASA	48,664	370,580
Marine Harvest ASA	56,852	1,199,524
Norsk Hydro ASA	99,750	451,684
Ocean Yield ASA	47,216	322,802
Orkla ASA	60,110	472,319
Salmar ASA	13,638	674,092
SpareBank 1 SR-Bank ASA	26,229	270,191
Storebrand ASA	40,284	286,761
Telenor ASA	103,430	2,000,719
Yara International ASA	7,536	290,243

Total Norway		12,803,427

Portugal - 0.4%
Altri, SGPS, S.A.	45,197	299,668
EDP - Energias de Portugal S.A.	243,291	847,982
Galp Energia, SGPS, S.A.	40,977	646,197
Jeronimo Martins, SGPS, S.A.	50,192	593,278
Navigator Co. S.A. (The)	75,976	312,667
REN - Redes Energeticas Nacionais, SGPS, S.A.	141,928	394,904
Semapa-Sociedade de Investimento e Gestao	6,007	89,957

Total Portugal		3,184,653

Singapore - 1.9%
CapitaLand Ltd.	168,800	385,156
City Developments Ltd.	38,400	228,766
ComfortDelGro Corp., Ltd.	236,000	372,267
DBS Group Holdings Ltd.	113,600	1,974,456
Hutchison Port Holdings Trust	1,900,736	465,680
Jardine Cycle & Carriage Ltd.	23,455	608,316
Keppel Corp., Ltd.	101,300	439,239
Keppel Infrastructure Trust	903,300	321,424
M1 Ltd.	268,400	411,560
Olam International Ltd.(a)	311,900	377,575
Oversea-Chinese Banking Corp., Ltd.	186,861	1,543,694
QAF Ltd.	544,074	233,517
SATS Ltd.	125,100	427,708
Sheng Siong Group Ltd.	995,800	774,430
Singapore Airlines Ltd.	26,300	181,765
Singapore Technologies Engineering Ltd.	266,400	682,125
Singapore Telecommunications Ltd.	1,234,100	2,652,907
StarHub Ltd.	367,700	472,102
United Overseas Bank Ltd.	65,601	1,182,551
UOL Group Ltd.	69,400	315,177
Wilmar International Ltd.	273,400	625,831

Total Singapore		14,676,246

Spain - 4.3%
Acciona S.A.	5,290	446,893
Acerinox S.A.	28,194	279,176
ACS Actividades de Construccion y Servicios S.A.	19,752	763,864
Aena SME S.A.(b)	8,292	1,286,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Amadeus IT Group S.A.	15,888	$1,104,998
Applus Services S.A.	27,240	301,741
Atresmedia Corp. de Medios de Comunicacion S.A.	41,427	206,572
Banco Bilbao Vizcaya Argentaria S.A.	351,460	1,862,412
Banco de Sabadell S.A.	383,097	438,156
Banco Santander S.A.	953,959	4,332,628
Bankia S.A.(a)	162,052	474,239
Bankinter S.A.	52,373	420,169
Bolsas y Mercados Espanoles SHMSF S.A.	8,784	244,208
CaixaBank S.A.	326,239	1,179,982
Cellnex Telecom S.A.*(b)	13,871	355,030
Cia de Distribucion Integral Logista Holdings S.A.	12,623	315,439
Cie Automotive S.A.	9,319	228,401
Distribuidora Internacional de Alimentacion S.A.(a)	183,539	96,829
Enagas S.A.	24,014	648,132
Ence Energia y Celulosa S.A.	43,892	275,211
Endesa S.A.	94,498	2,174,551
Ferrovial S.A.	44,735	904,901
Iberdrola S.A.	426,172	3,419,018
Industria de Diseno Textil S.A.	109,778	2,804,762
Mapfre S.A.	223,799	593,539
Mediaset Espana Comunicacion S.A.	92,435	580,112
Naturgy Energy Group S.A.	64,586	1,643,489
Obrascon Huarte Lain S.A.(a)	76,330	56,891
Red Electrica Corp. S.A.	39,149	872,463
Repsol S.A.	108,478	1,746,013
Telefonica S.A.	412,153	3,457,789
Zardoya Otis S.A.	42,465	301,457

Total Spain		33,815,839

Sweden - 3.0%
Ahlsell AB(b)	57,825	339,808
Alfa Laval AB	17,219	368,333
Assa Abloy AB Class B	26,517	473,013
Atlas Copco AB Class A	20,567	488,318
Atlas Copco AB Class B	28,407	619,415
Axfood AB	25,961	444,208
Boliden AB	17,045	369,090
Castellum AB	17,163	316,222
Dometic Group AB(a)(b)	30,447	188,880
Electrolux AB Series B	20,065	423,441
Essity AB Class B	26,752	656,591
Evolution Gaming Group AB(b)	3,493	200,735
Fabege AB	63,622	847,925
Hemfosa Fastigheter AB	18,511	145,944
Hennes & Mauritz AB Class B(a)	160,569	2,282,342
ICA Gruppen AB(a)	17,665	631,217
Intrum AB(a)	9,721	225,541
Investment AB Latour Class B(a)	32,677	412,800
NCC AB Class B(a)	19,045	296,012
Nobia AB	41,750	231,875
Peab AB	38,759	316,512
Saab AB Class B(a)	5,678	197,126
Sandvik AB	53,404	761,077
Securitas AB Class B	24,887	399,305
Skandinaviska Enskilda Banken AB Class A	185,591	1,802,352
Skanska AB Class B	42,710	679,248
SKF AB Class B	26,187	397,124
SSAB AB Class A	70,724	243,223
Svenska Cellulosa AB SCA Class B	23,330	180,833
Svenska Handelsbanken AB Class A	131,016	1,452,638
Swedbank AB Class A	99,771	2,225,361
Swedish Match AB	13,045	513,657
Tele2 AB Class B	62,696	798,740
Telefonaktiebolaget LM Ericsson Class B	90,063	791,544
Telia Co. AB	359,669	1,703,041
Trelleborg AB Class B	16,106	253,148
Volvo AB Class A	8,396	110,042
Volvo AB Class B	83,130	1,087,197

Total Sweden		23,873,878

Switzerland - 8.1%
ABB Ltd. Registered Shares	109,294	2,072,683
Adecco Group AG Registered Shares	10,965	510,877
Baloise Holding AG Registered Shares	4,747	652,002
Cembra Money Bank AG	3,120	246,391
Cie Financiere Richemont S.A. Registered Shares	18,284	1,168,484
Clariant AG Registered Shares*	23,919	438,927
Coca-Cola HBC AG*	12,948	404,349
Credit Suisse Group AG Registered Shares*	77,494	848,991
Dufry AG*(a)	3,503	330,898
EMS-Chemie Holding AG Registered Shares	1,034	489,834
Flughafen Zurich AG Registered Shares	2,076	342,209
Geberit AG Registered Shares	1,618	627,471
Givaudan S.A. Registered Shares	450	1,038,953
Helvetia Holding AG Registered Shares	649	378,221
Julius Baer Group Ltd.*	8,205	291,395
Kuehne + Nagel International AG Registered Shares	7,351	942,178
LafargeHolcim Ltd. Registered Shares*	33,778	1,387,715
Logitech International S.A. Registered Shares	14,942	468,662
Lonza Group AG Registered Shares*	2,168	560,144
Nestle S.A. Registered Shares	140,921	11,407,482
Novartis AG Registered Shares	143,366	12,222,031
Partners Group Holding AG(a)	910	550,172
Roche Holding AG Bearer Shares	5,613	1,363,108
Roche Holding AG Genusschein	43,799	10,814,239
Schindler Holding AG Participation Certificate	3,735	737,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
SGS S.A. Registered Shares	366	$820,511
STMicroelectronics N.V.	17,773	248,479
Sunrise Communications Group AG*(b)	5,714	501,091
Swatch Group AG (The) Bearer Shares	1,806	525,239
Swiss Life Holding AG Registered Shares*	1,984	761,962
Swiss Re AG	25,374	2,319,644
Swisscom AG Registered Shares	3,729	1,776,741
UBS Group AG Registered Shares*	202,796	2,516,950
Vontobel Holding AG Registered Shares	9,141	467,343
Zurich Insurance Group AG	11,450	3,404,337

Total Switzerland		63,637,393

United Kingdom - 18.3%
Admiral Group PLC	26,458	689,776
Aggreko PLC	28,265	263,724
Anglo American PLC	94,264	2,098,314
Antofagasta PLC	60,846	606,929
Ashmore Group PLC	52,965	246,620
Associated British Foods PLC	17,986	467,989
AstraZeneca PLC	68,006	5,086,748
Aviva PLC	240,178	1,148,619
Babcock International Group PLC	31,006	193,221
BAE Systems PLC	163,928	958,712
Barclays PLC	339,245	650,340
Barratt Developments PLC	131,995	778,008
Bellway PLC	12,458	399,043
Berkeley Group Holdings PLC	12,859	569,763
Bodycote PLC	28,950	267,866
BP PLC	1,626,328	10,272,568
Brewin Dolphin Holdings PLC	79,929	328,195
British American Tobacco PLC	179,191	5,705,441
British Land Co. PLC (The)	74,798	507,941
BT Group PLC	1,054,562	3,197,897
Bunzl PLC	9,137	275,678
Burberry Group PLC	15,429	341,032
Carnival PLC	9,536	457,018
Centrica PLC	639,191	1,098,185
Close Brothers Group PLC	12,742	233,686
CNH Industrial N.V.	32,027	287,328
Coca-Cola European Partners PLC*	15,759	724,919
Compass Group PLC	52,294	1,098,927
Costain Group PLC	64,094	257,543
Countryside Properties PLC(b)	54,895	212,819
Derwent London PLC	7,461	271,101
Diageo PLC	92,584	3,295,723
Direct Line Insurance Group PLC	124,032	503,441
Dixons Carphone PLC	130,657	199,852
easyJet PLC	18,869	265,549
Electrocomponents PLC	49,300	318,086
Equiniti Group PLC(b)	90,448	249,396
Evraz PLC	139,965	856,536
Fresnillo PLC	41,888	458,797
G4S PLC	102,935	258,197
GlaxoSmithKline PLC	390,623	7,418,681
Greene King PLC	29,109	195,747
Halma PLC	18,884	328,051
Hammerson PLC	58,189	244,117
Hastings Group Holdings PLC(b)	103,127	245,479
Howden Joinery Group PLC	50,178	278,378
HSBC Holdings PLC	1,368,044	11,271,201
Ibstock PLC(b)	57,759	146,167
IMI PLC	25,007	300,654
Imperial Brands PLC	98,723	2,988,687
Inchcape PLC	45,211	317,558
Informa PLC	50,251	403,326
Inmarsat PLC	41,259	199,312
InterContinental Hotels Group PLC	8,082	436,124
International Consolidated Airlines Group S.A.	94,821	750,091
Intertek Group PLC	6,292	384,647
Intu Properties PLC(a)	195,670	282,599
Investec PLC	37,263	209,338
ITV PLC	361,026	574,064
J Sainsbury PLC	160,273	540,928
Jardine Lloyd Thompson Group PLC	12,866	310,026
Johnson Matthey PLC	6,706	239,056
Jupiter Fund Management PLC	63,476	238,649
Kingfisher PLC	147,212	389,040
Land Securities Group PLC	39,900	408,769
Legal & General Group PLC	444,070	1,306,461
Lloyds Banking Group PLC	4,295,066	2,836,296
London Stock Exchange Group PLC	10,111	523,079
Lookers PLC	247,603	291,381
Man Group PLC	138,109	233,941
Marks & Spencer Group PLC	188,208	592,543
McCarthy & Stone PLC(b)	135,980	240,206
Micro Focus International PLC	26,735	470,907
Mondi PLC	18,977	394,802
Morgan Advanced Materials PLC	102,514	343,639
National Grid PLC	267,360	2,602,175
Next PLC	7,181	365,006
PayPoint PLC	30,591	315,192
Pearson PLC	37,575	449,076
Pennon Group PLC	40,731	359,390
Persimmon PLC	42,497	1,044,596
Polar Capital Holdings PLC	41,421	248,998
PRS REIT PLC (The)(a)	404,247	486,017
Prudential PLC	76,689	1,369,349
PZ Cussons PLC	142,953	387,434
Reckitt Benckiser Group PLC	28,171	2,157,379
Redde PLC	155,272	336,182
Redrow PLC	38,443	240,594
RELX PLC	91,115	1,875,852
Rentokil Initial PLC	97,635	419,301
Rio Tinto PLC	100,738	4,785,586
Rolls-Royce Holdings PLC*	42,169	445,763
Rotork PLC	97,677	308,018
Royal Dutch Shell PLC Class A	346,318	10,177,703
Royal Dutch Shell PLC Class B	319,048	9,508,344
Royal Mail PLC	76,691	265,770
RPC Group PLC	31,990	265,641
RSA Insurance Group PLC	54,730	358,000
Saga PLC	187,024	246,769
Sage Group PLC (The)	63,201	484,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2018

Investments	Shares	Value
Schroders PLC	10,197	$317,270
Segro PLC	83,199	623,694
Severn Trent PLC	20,590	476,086
Smith & Nephew PLC	21,518	401,214
Smiths Group PLC	23,111	401,482
Soco International PLC	132,110	114,414
Spectris PLC	8,782	254,901
Spirax-Sarco Engineering PLC	3,829	304,301
SSE PLC	110,084	1,516,295
St. James’s Place PLC	27,277	327,945
Stagecoach Group PLC	180,692	304,921
Standard Chartered PLC	61,464	476,963
Standard Life Aberdeen PLC	215,288	703,985
TalkTalk Telecom Group PLC(a)	263,921	382,852
Tate & Lyle PLC	45,132	379,369
Tesco PLC	174,860	423,356
TP ICAP PLC	38,484	147,530
Travis Perkins PLC	17,555	239,231
Unilever N.V. CVA	74,421	4,034,226
Unilever PLC	58,231	3,046,986
United Utilities Group PLC	59,517	558,046
Vodafone Group PLC	3,083,789	6,005,167
WH Smith PLC	23,323	510,912
Whitbread PLC	8,236	480,308
William Hill PLC	87,440	172,614
WM Morrison Supermarkets PLC	148,790	404,106

Total United Kingdom		144,945,864

TOTAL COMMON STOCKS (Cost: $804,477,707)		787,594,719

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/19*(a) (Cost: $50,887)	108,478	49,603

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $8,908,196)(d)	8,908,196	8,908,196

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $813,436,790)		796,552,518
Other Assets less Liabilities - (0.8)%		(6,393,235)

NET ASSETS - 100.0%		$790,159,283

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,228,432. The Fund also had securities on loan having a total market value of $122,884 that were sold and pending settlement. The total market value of the collateral held by the Fund was $15,103,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,195,738.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/2/2019	88,045	USD	69,342	GBP	$—	$(269)
Societe Generale	1/2/2019	143,590	USD	125,543	EUR	75	—

						$75	$(269)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Australia - 7.0%
Altium Ltd.	15,264	$233,185
ARB Corp., Ltd.	19,638	207,377
Aristocrat Leisure Ltd.	73,660	1,132,549
Blackmores Ltd.(a)	4,270	366,742
Caltex Australia Ltd.	130,102	2,333,759
carsales.com Ltd.	79,061	612,248
Cochlear Ltd.	10,496	1,282,540
Computershare Ltd.	143,995	1,742,592
Corporate Travel Management Ltd.(a)	15,480	233,651
Costa Group Holdings Ltd.	64,611	337,507
Crown Resorts Ltd.	251,625	2,100,927
CSL Ltd.	63,807	8,317,408
Domino’s Pizza Enterprises Ltd.(a)	14,384	411,635
Flight Centre Travel Group Ltd.	20,764	627,398
Inghams Group Ltd.(a)	257,206	747,831
Magellan Financial Group Ltd.	91,206	1,511,480
McMillan Shakespeare Ltd.(a)	25,788	252,533
Mineral Resources Ltd.	80,894	881,007
Northern Star Resources Ltd.	126,745	824,471
Pendal Group Ltd.	195,432	1,096,545
Platinum Asset Management Ltd.(a)	376,096	1,286,789
Reece Ltd.	77,797	544,952
Sandfire Resources NL	50,932	239,519
Seek Ltd.	83,265	991,826
Technology One Ltd.(a)	102,720	445,460
Webjet Ltd.	26,074	201,550

Total Australia		28,963,481

Austria - 0.4%
ams AG*	5,255	125,591
Lenzing AG	18,023	1,636,908

Total Austria		1,762,499

Belgium - 0.6%
Kinepolis Group N.V.	4,829	269,389
Melexis N.V.	11,584	674,031
Warehouses De Pauw CVA	10,865	1,430,821

Total Belgium		2,374,241

China - 3.8%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	135,000	212,431
China Everbright International Ltd.	1,375,481	1,233,292
China Overseas Land & Investment Ltd.	3,876,000	13,317,121
China South City Holdings Ltd.	3,076,000	436,098
CSPC Pharmaceutical Group Ltd.	482,000	695,664

Total China		15,894,606

Denmark - 10.3%
Chr Hansen Holding A/S	16,471	1,454,849
Coloplast A/S Class B	61,690	5,717,331
DFDS A/S	14,647	588,308
DSV A/S	12,507	822,311
GN Store Nord A/S	8,133	303,121
Novo Nordisk A/S Class B	676,158	30,856,160
Pandora A/S	35,405	1,438,881
Rockwool International A/S Class B	855	222,658
Royal Unibrew A/S	12,428	854,812
SimCorp A/S	5,978	408,060

Total Denmark		42,666,491

Finland - 2.0%
DNA Oyj	54,872	1,071,376
Neste Oyj	42,190	3,248,738
Nokian Renkaat Oyj	51,679	1,584,441
Wartsila Oyj Abp	150,969	2,398,002

Total Finland		8,302,557

France - 6.5%
Airbus SE	110,894	10,643,479
Alten S.A.	4,680	388,941
Eurazeo SE	16,003	1,130,559
Hermes International	6,548	3,628,895
Ipsen S.A.	9,231	1,190,840
Safran S.A.	63,447	7,644,601
SEB S.A.	6,514	839,963
Trigano S.A.	1,611	148,526
Valeo S.A.	47,225	1,377,164

Total France		26,992,968

Germany - 5.1%
1&1 Drillisch AG	56,634	2,880,981
adidas AG	22,986	4,792,823
AURELIUS Equity Opportunities SE & Co. KGaA	35,874	1,300,817
Bechtle AG	7,599	589,399
CompuGroup Medical SE	6,443	297,853
Continental AG	33,767	4,661,039
CTS Eventim AG & Co. KGaA	11,028	410,725
Fielmann AG	17,609	1,087,005
Fuchs Petrolub SE	20,886	835,654
Hugo Boss AG	19,325	1,191,167
Nemetschek SE	3,381	370,073
Pfeiffer Vacuum Technology AG	1,195	148,491
Siltronic AG	7,401	610,844
United Internet AG Registered Shares	38,794	1,694,069
Wirecard AG	1,611	244,566

Total Germany		21,115,506

Hong Kong - 1.1%
Galaxy Entertainment Group Ltd.	411,000	2,614,240
Techtronic Industries Co., Ltd.	219,000	1,163,621
Vitasoy International Holdings Ltd.	192,000	732,015

Total Hong Kong		4,509,876

Ireland - 0.5%
Glanbia PLC	54,678	1,025,084
Hibernia REIT PLC	208,545	298,475
Irish Continental Group PLC	41,427	201,268
Kingspan Group PLC	15,229	650,750

Total Ireland		2,175,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Investments	Shares	Value
Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	3,499,515	$3,418,272

Italy - 2.0%
Biesse SpA	3,310	64,968
Brembo SpA	52,887	537,772
Datalogic SpA	12,364	288,332
De’ Longhi SpA	50,231	1,269,016
DiaSorin SpA	6,018	486,379
Ferrari N.V.	8,766	869,609
Gima TT SpA(b)	20,590	153,511
IMA Industria Macchine Automatiche SpA	7,887	490,472
Interpump Group SpA	8,825	262,296
Moncler SpA	14,393	475,995
Recordati SpA	71,553	2,477,595
Reply SpA	3,199	161,198
Salvatore Ferragamo SpA	19,996	403,565
Technogym SpA(b)	19,093	204,293

Total Italy		8,145,001

Japan - 16.8%
Ai Holdings Corp.	13,000	230,105
Asahi Intecc Co., Ltd.	11,600	490,580
Astellas Pharma, Inc.	548,900	7,011,652
Benefit One, Inc.	10,100	310,691
Calbee, Inc.	17,600	551,830
Chugai Pharmaceutical Co., Ltd.	74,400	4,326,409
Ci:z Holdings Co., Ltd.	7,000	375,154
Create SD Holdings Co., Ltd.	10,100	242,754
CyberAgent, Inc.	9,000	348,220
Daikin Industries Ltd.	33,000	3,517,614
Dip Corp.	14,700	241,304
Disco Corp.	9,400	1,100,943
en-japan, Inc.	5,300	164,968
Financial Products Group Co., Ltd.	38,300	391,675
GMO Payment Gateway, Inc.(a)	4,600	196,217
Harmonic Drive Systems, Inc.(a)	7,400	203,017
Haseko Corp.	78,200	823,233
Hazama Ando Corp.	63,700	421,512
Hikari Tsushin, Inc.	6,800	1,064,175
Hoya Corp.	56,400	3,400,501
Japan Lifeline Co., Ltd.(a)	14,200	183,397
Kakaku.com, Inc.	35,700	631,905
Kaken Pharmaceutical Co., Ltd.	14,900	660,698
Keyence Corp.	2,800	1,420,991
Koito Manufacturing Co., Ltd.	14,900	771,380
Kyudenko Corp.	11,700	444,689
Lasertec Corp.	9,000	229,850
M3, Inc.	25,800	346,618
Meitec Corp.	12,600	512,774
Mixi, Inc.	41,600	872,836
Modec, Inc.	12,300	254,823
MonotaRO Co., Ltd.(a)	15,000	371,599
Murata Manufacturing Co., Ltd.	42,140	5,744,007
Nidec Corp.	16,400	1,864,740
Nihon M&A Center, Inc.	11,100	224,195
Nissan Chemical Corp.	23,000	1,207,492
Nitto Denko Corp.	41,300	2,086,551
Obara Group, Inc.	3,700	132,028
Open House Co., Ltd.	11,000	371,964
Oracle Corp.	21,900	1,397,257
Oriental Land Co., Ltd.	13,100	1,319,970
Park24 Co., Ltd.	33,900	745,574
Pigeon Corp.	17,400	745,386
Relo Group, Inc.	15,500	363,501
Ryohin Keikaku Co., Ltd.	2,700	653,375
Seria Co., Ltd.(a)	5,700	193,264
Shimano, Inc.	9,200	1,301,408
Sundrug Co., Ltd.	19,700	588,046
Sysmex Corp.	14,900	716,515
Systena Corp.	14,600	169,534
T-Gaia Corp.	13,600	257,460
TechnoPro Holdings, Inc.	7,000	288,703
Toei Animation Co., Ltd.	7,100	261,765
Tokyo Electron Ltd.	72,000	8,212,915
Trend Micro, Inc.	41,800	2,274,493
USS Co., Ltd.	55,900	942,069
V Technology Co., Ltd.	1,000	113,385
Yahoo Japan Corp.	1,707,600	4,264,525
Yaskawa Electric Corp.	32,000	786,912
ZOZO, Inc.	16,400	300,451

Total Japan		69,641,599

Netherlands - 2.2%
ASM International N.V.	11,685	483,549
ASML Holding N.V.	41,914	6,571,882
BE Semiconductor Industries N.V.	82,849	1,750,029
Corbion N.V.	18,542	518,461

Total Netherlands		9,323,921

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	120,946	1,054,305
Mainfreight Ltd.	29,942	618,390
Ryman Healthcare Ltd.	113,171	815,025
Z Energy Ltd.	249,481	918,419

Total New Zealand		3,406,139

Norway - 2.1%
Borregaard ASA	25,293	218,488
Entra ASA(b)	81,102	1,078,968
Grieg Seafood ASA	48,275	570,325
Leroy Seafood Group ASA	201,713	1,536,058
Salmar ASA	75,867	3,749,915
Tomra Systems ASA	28,759	646,975
Veidekke ASA	73,395	821,325
XXL ASA(a)(b)	35,519	107,060

Total Norway		8,729,114

Portugal - 0.1%
Altri, SGPS, S.A.	89,817	595,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Investments	Shares	Value
Singapore - 0.7%
First Resources Ltd.	330,700	$373,645
Sheng Siong Group Ltd.	618,600	481,083
SIA Engineering Co., Ltd.	546,500	910,165
Venture Corp., Ltd.	108,800	1,113,544

Total Singapore		2,878,437

Spain - 4.3%
Cie Automotive S.A.	13,815	338,594
Faes Farma S.A.	116,373	395,104
Industria de Diseno Textil S.A.	565,684	14,452,885
Prosegur Cash S.A.(b)	267,350	591,071
Prosegur Cia de Seguridad S.A.	120,835	610,822
Zardoya Otis S.A.	186,910	1,326,867

Total Spain		17,715,343

Sweden - 5.8%
AddTech AB Class B	11,837	211,216
Atlas Copco AB Class A	212,093	5,035,679
Atlas Copco AB Class B	105,823	2,307,472
Beijer Ref AB	11,082	182,345
Bonava AB Class B	32,987	424,902
Electrolux AB Series B	89,647	1,891,861
Evolution Gaming Group AB(b)	5,772	331,704
Fagerhult AB	28,270	242,655
Hexpol AB	75,391	595,672
Indutrade AB	24,400	565,839
Intrum AB(a)	55,286	1,282,712
Investment AB Latour Class B(a)	133,036	1,680,610
JM AB(a)	40,497	790,221
Lifco AB Class B	13,282	490,630
Loomis AB Class B	20,109	648,688
Mycronic AB(a)	31,978	425,972
NetEnt AB*	120,825	498,108
Nobia AB	67,886	377,032
Nolato AB Class B	5,054	208,924
Paradox Interactive AB	3,524	53,342
Peab AB	147,402	1,203,709
Sandvik AB	276,690	3,943,196
Sweco AB Class B	25,087	557,152
Thule Group AB(b)	20,608	376,789

Total Sweden		24,326,430

Switzerland - 6.8%
Bucher Industries AG Registered Shares	2,134	572,357
Comet Holding AG Registered Shares*(a)	2,574	208,233
EMS-Chemie Holding AG Registered Shares	8,139	3,855,663
Kuehne + Nagel International AG Registered Shares	44,416	5,692,799
Logitech International S.A. Registered Shares	31,135	976,561
Oriflame Holding AG	26,415	590,221
Partners Group Holding AG	8,656	5,233,289
SGS S.A. Registered Shares	2,092	4,689,917
Sonova Holding AG Registered Shares	11,803	1,922,867
Straumann Holding AG Registered Shares	1,625	1,018,716
Sunrise Communications Group AG*(b)	29,546	2,591,045
Temenos AG Registered Shares*	4,544	543,455
Ypsomed Holding AG Registered Shares*	2,540	298,884

Total Switzerland		28,194,007

United Kingdom - 20.3%
A.G. Barr PLC	58,653	589,387
Abcam PLC	18,342	254,628
Ashtead Group PLC	57,500	1,198,808
Barratt Developments PLC	578,615	3,410,484
Bellway PLC	36,593	1,172,112
Bovis Homes Group PLC	33,293	365,420
British American Tobacco PLC	554,397	17,651,998
Cineworld Group PLC	184,056	616,977
Compass Group PLC	252,035	5,296,363
Computacenter PLC	24,178	309,779
Cranswick PLC	12,646	423,908
Croda International PLC	26,474	1,579,655
Diageo PLC	718,680	25,582,934
Diploma PLC	26,559	409,289
Domino’s Pizza Group PLC	91,456	271,511
Dunelm Group PLC	73,544	506,731
easyJet PLC	78,837	1,109,495
Electrocomponents PLC	92,131	594,434
Fevertree Drinks PLC	6,578	184,226
Games Workshop Group PLC	10,136	392,440
Greggs PLC	23,569	380,021
Hargreaves Lansdown PLC	86,016	2,025,579
Hill & Smith Holdings PLC	28,052	428,724
HomeServe PLC	54,460	600,313
Howden Joinery Group PLC	106,590	591,340
IMI PLC	79,530	956,172
Jardine Lloyd Thompson Group PLC	82,400	1,985,552
JD Sports Fashion PLC	40,503	179,927
Marshalls PLC	87,290	516,730
Moneysupermarket.com Group PLC	198,279	695,715
Next PLC	27,583	1,402,026
NMC Health PLC	10,371	361,385
Pagegroup PLC	132,312	759,654
Redrow PLC	89,233	558,462
RELX PLC	241,994	4,982,110
Renishaw PLC	11,771	635,641
Rentokil Initial PLC	165,652	711,406
Rightmove PLC	112,037	616,779
Rotork PLC	123,576	389,689
RWS Holdings PLC(a)	41,067	250,531
Softcat PLC	30,227	226,363
Spirax-Sarco Engineering PLC	9,321	740,764
Superdry PLC(a)	13,164	78,430
Synthomer PLC	87,041	396,197
Ted Baker PLC	11,583	228,658
Unite Group PLC (The)	84,521	867,626
Victrex PLC	18,753	546,462
WH Smith PLC	20,406	447,012

Total United Kingdom		84,479,847

TOTAL COMMON STOCKS (Cost: $468,080,313)		415,611,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/19* (Cost: $13,702)	119,557	$13,997

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $4,556,474)(d)	4,556,474	4,556,474

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $472,650,489)		420,181,894
Other Assets less Liabilities - (1.1)%		(4,462,000)

NET ASSETS - 100.0%		$415,719,894

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,561,568 and the total market value of the collateral held by the Fund was $7,965,107. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,408,633.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/4/2019	9,314,275	AUD	6,557,566	USD	$—	$(172)
Bank of America N.A.	1/4/2019	59,866,545	DKK	9,171,857	USD	—	(251)
Bank of America N.A.	1/4/2019	19,674,600	EUR	22,493,518	USD	—	(649)
Bank of America N.A.	1/4/2019	14,833,684	GBP	18,893,663	USD	—	(554)
Bank of America N.A.	1/4/2019	33,758,049	HKD	4,312,092	USD	—	(239)
Bank of America N.A.	1/4/2019	3,182,991	ILS	851,961	USD	—	(87)
Bank of America N.A.	1/4/2019	17,654,013	NOK	2,038,907	USD	—	(42)
Bank of America N.A.	1/4/2019	48,177,617	SEK	5,434,653	USD	—	(117)
Bank of America N.A.	1/4/2019	874,899	SGD	641,938	USD	—	(32)
Bank of America N.A.	1/7/2019	6,199,140	CHF	6,290,376	USD	—	(162)
Bank of America N.A.	1/7/2019	1,100,988	NZD	738,337	USD	—	(22)
Bank of America N.A.	1/8/2019	1,792,748,888	JPY	16,342,004	USD	—	(635)
Bank of America N.A.	2/5/2019	6,133,726	USD	8,706,817	AUD	—	(60)
Bank of America N.A.	2/5/2019	5,839,712	USD	5,739,742	CHF	—	(312)
Bank of America N.A.	2/5/2019	8,998,689	USD	58,572,287	DKK	—	(180)
Bank of America N.A.	2/5/2019	20,647,442	USD	18,012,533	EUR	—	(246)
Bank of America N.A.	2/5/2019	17,794,943	USD	13,950,199	GBP	—	(928)
Bank of America N.A.	2/5/2019	730,722	USD	2,724,004	ILS	—	(164)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Bank of America N.A.	2/5/2019	14,543,498	USD	1,591,995,282	JPY	$—	$(117)
Bank of America N.A.	2/5/2019	1,808,981	USD	15,640,625	NOK	1	—
Bank of America N.A.	2/5/2019	707,586	USD	1,054,614	NZD	—	(9)
Bank of America N.A.	2/5/2019	5,201,013	USD	45,989,349	SEK	—	(46)
Bank of America N.A.	2/7/2019	610,315	USD	831,263	SGD	—	(26)
Bank of America N.A.	2/11/2019	4,192,383	USD	32,789,022	HKD	—	(325)
Barclays Bank PLC	1/4/2019	9,313,997	AUD	6,557,566	USD	—	(368)
Barclays Bank PLC	1/4/2019	59,866,114	DKK	9,171,857	USD	—	(317)
Barclays Bank PLC	1/4/2019	19,674,549	EUR	22,493,518	USD	—	(708)
Barclays Bank PLC	1/4/2019	14,833,765	GBP	18,893,663	USD	—	(450)
Barclays Bank PLC	1/4/2019	33,758,721	HKD	4,312,092	USD	—	(153)
Barclays Bank PLC	1/4/2019	3,182,756	ILS	851,961	USD	—	(150)
Barclays Bank PLC	1/4/2019	17,653,856	NOK	2,038,907	USD	—	(61)
Barclays Bank PLC	1/4/2019	48,177,172	SEK	5,434,653	USD	—	(168)
Barclays Bank PLC	1/4/2019	874,897	SGD	641,938	USD	—	(33)
Barclays Bank PLC	1/4/2019	6,931,656	USD	9,487,673	AUD	252,187	—
Barclays Bank PLC	1/4/2019	9,695,083	USD	63,699,332	DKK	—	(63,709)
Barclays Bank PLC	1/4/2019	23,776,706	USD	20,934,216	EUR	—	(156,212)
Barclays Bank PLC	1/4/2019	19,971,489	USD	15,621,850	GBP	74,522	—
Barclays Bank PLC	1/4/2019	4,558,084	USD	35,640,343	HKD	5,809	—
Barclays Bank PLC	1/4/2019	900,563	USD	3,351,247	ILS	3,658	—
Barclays Bank PLC	1/4/2019	2,155,220	USD	18,514,603	NOK	16,966	—
Barclays Bank PLC	1/4/2019	5,744,684	USD	52,110,649	SEK	—	(133,506)
Barclays Bank PLC	1/4/2019	678,558	USD	930,520	SGD	—	(4,157)
Barclays Bank PLC	1/7/2019	6,199,134	CHF	6,290,376	USD	—	(169)
Barclays Bank PLC	1/7/2019	1,100,985	NZD	738,337	USD	—	(24)
Barclays Bank PLC	1/7/2019	6,649,223	USD	6,618,796	CHF	—	(66,812)
Barclays Bank PLC	1/7/2019	780,457	USD	1,135,664	NZD	18,888	—
Barclays Bank PLC	1/8/2019	1,792,750,522	JPY	16,342,004	USD	—	(620)
Barclays Bank PLC	1/8/2019	17,274,266	USD	1,954,450,186	JPY	—	(541,052)
Barclays Bank PLC	2/5/2019	6,133,726	USD	8,706,928	AUD	—	(138)
Barclays Bank PLC	2/5/2019	5,839,712	USD	5,739,771	CHF	—	(341)
Barclays Bank PLC	2/5/2019	8,998,689	USD	58,571,063	DKK	8	—
Barclays Bank PLC	2/5/2019	20,647,442	USD	18,012,266	EUR	60	—
Barclays Bank PLC	2/5/2019	17,794,943	USD	13,949,422	GBP	63	—
Barclays Bank PLC	2/5/2019	730,722	USD	2,723,788	ILS	—	(106)
Barclays Bank PLC	2/5/2019	14,543,498	USD	1,592,027,278	JPY	—	(410)
Barclays Bank PLC	2/5/2019	1,808,981	USD	15,641,003	NOK	—	(43)
Barclays Bank PLC	2/5/2019	707,586	USD	1,054,658	NZD	—	(38)
Barclays Bank PLC	2/5/2019	5,201,013	USD	45,988,564	SEK	43	—
Barclays Bank PLC	2/7/2019	610,315	USD	831,359	SGD	—	(97)
Barclays Bank PLC	2/11/2019	4,192,383	USD	32,788,376	HKD	—	(243)
Citibank N.A.	1/4/2019	583,923	AUD	419,148	USD	—	(8,057)
Citibank N.A.	1/4/2019	9,314,407	AUD	6,557,566	USD	—	(79)
Citibank N.A.	1/4/2019	3,825,839	DKK	586,248	USD	—	(126)
Citibank N.A.	1/4/2019	59,867,471	DKK	9,171,857	USD	—	(109)
Citibank N.A.	1/4/2019	1,256,568	EUR	1,437,745	USD	—	(1,181)
Citibank N.A.	1/4/2019	19,676,201	EUR	22,493,518	USD	1,181	—
Citibank N.A.	1/4/2019	954,161	GBP	1,207,649	USD	7,630	—
Citibank N.A.	1/4/2019	14,834,848	GBP	18,893,663	USD	929	—
Citibank N.A.	1/4/2019	2,156,491	HKD	275,621	USD	—	(176)
Citibank N.A.	1/4/2019	33,760,244	HKD	4,312,092	USD	41	—
Citibank N.A.	1/4/2019	204,247	ILS	54,456	USD	207	—
Citibank N.A.	1/4/2019	3,182,912	ILS	851,961	USD	—	(108)
Citibank N.A.	1/4/2019	1,129,788	NOK	130,323	USD	156	—
Citibank N.A.	1/4/2019	17,654,341	NOK	2,038,907	USD	—	(5)
Citibank N.A.	1/4/2019	3,145,538	SEK	347,373	USD	7,450	—
Citibank N.A.	1/4/2019	48,177,927	SEK	5,434,653	USD	—	(82)
Citibank N.A.	1/4/2019	56,160	SGD	41,032	USD	172	—
Citibank N.A.	1/4/2019	874,928	SGD	641,938	USD	—	(10)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Citibank N.A.	1/4/2019	6,931,656	USD	9,487,413	AUD	$252,370	$—
Citibank N.A.	1/4/2019	9,695,083	USD	63,693,341	DKK	—	(62,791)
Citibank N.A.	1/4/2019	23,776,706	USD	20,932,797	EUR	—	(154,589)
Citibank N.A.	1/4/2019	19,971,489	USD	15,622,474	GBP	73,728	—
Citibank N.A.	1/4/2019	4,558,084	USD	35,641,646	HKD	5,643	—
Citibank N.A.	1/4/2019	900,563	USD	3,351,089	ILS	3,700	—
Citibank N.A.	1/4/2019	2,155,220	USD	18,513,417	NOK	17,103	—
Citibank N.A.	1/4/2019	5,744,684	USD	52,108,225	SEK	—	(133,232)
Citibank N.A.	1/4/2019	678,558	USD	930,549	SGD	—	(4,178)
Citibank N.A.	1/7/2019	398,169	CHF	402,069	USD	1,950	—
Citibank N.A.	1/7/2019	6,199,298	CHF	6,290,376	USD	—	(3)
Citibank N.A.	1/7/2019	68,846	NZD	47,193	USD	—	(1,025)
Citibank N.A.	1/7/2019	1,101,033	NZD	738,337	USD	8	—
Citibank N.A.	1/7/2019	6,649,223	USD	6,618,244	CHF	—	(66,252)
Citibank N.A.	1/7/2019	780,457	USD	1,135,628	NZD	18,913	—
Citibank N.A.	1/8/2019	117,007,051	JPY	1,044,551	USD	21,998	—
Citibank N.A.	1/8/2019	1,792,909,040	JPY	16,342,004	USD	825	—
Citibank N.A.	1/8/2019	17,274,266	USD	1,954,426,002	JPY	—	(540,832)
Citibank N.A.	2/5/2019	6,133,726	USD	8,706,903	AUD	—	(121)
Citibank N.A.	2/5/2019	5,839,712	USD	5,739,736	CHF	—	(306)
Citibank N.A.	2/5/2019	8,998,689	USD	58,574,896	DKK	—	(581)
Citibank N.A.	2/5/2019	20,647,442	USD	18,013,994	EUR	—	(1,921)
Citibank N.A.	2/5/2019	17,794,943	USD	13,950,253	GBP	—	(998)
Citibank N.A.	2/5/2019	730,722	USD	2,723,511	ILS	—	(32)
Citibank N.A.	2/5/2019	14,543,498	USD	1,592,108,721	JPY	—	(1,154)
Citibank N.A.	2/5/2019	1,808,981	USD	15,641,461	NOK	—	(96)
Citibank N.A.	2/5/2019	707,586	USD	1,054,630	NZD	—	(19)
Citibank N.A.	2/5/2019	5,201,013	USD	45,991,258	SEK	—	(262)
Citibank N.A.	2/7/2019	610,315	USD	831,280	SGD	—	(38)
Citibank N.A.	2/11/2019	4,192,383	USD	32,787,999	HKD	—	(194)
Commonwealth Bank of Australia	1/4/2019	5,281,264	USD	7,228,687	AUD	192,157	—
Commonwealth Bank of Australia	1/4/2019	7,386,734	USD	48,527,489	DKK	—	(47,719)
Commonwealth Bank of Australia	1/4/2019	18,115,586	USD	15,950,483	EUR	—	(119,709)
Commonwealth Bank of Australia	1/4/2019	15,216,376	USD	11,902,430	GBP	56,696	—
Commonwealth Bank of Australia	1/4/2019	3,472,829	USD	27,156,089	HKD	4,232	—
Commonwealth Bank of Australia	1/4/2019	686,145	USD	2,553,509	ILS	2,741	—
Commonwealth Bank of Australia	1/4/2019	1,642,077	USD	14,105,609	NOK	13,018	—
Commonwealth Bank of Australia	1/4/2019	4,376,903	USD	39,701,859	SEK	—	(101,549)
Commonwealth Bank of Australia	1/4/2019	517,001	USD	708,996	SGD	—	(3,184)
Commonwealth Bank of Australia	1/7/2019	5,066,075	USD	5,043,075	CHF	—	(51,089)
Commonwealth Bank of Australia	1/7/2019	594,635	USD	865,265	NZD	14,395	—
Commonwealth Bank of Australia	1/8/2019	13,161,346	USD	1,489,162,867	JPY	—	(412,758)
Goldman Sachs	1/4/2019	9,314,050	AUD	6,557,566	USD	—	(331)
Goldman Sachs	1/4/2019	59,860,427	DKK	9,171,857	USD	—	(1,188)
Goldman Sachs	1/4/2019	19,674,101	EUR	22,493,518	USD	—	(1,219)
Goldman Sachs	1/4/2019	14,833,369	GBP	18,893,663	USD	—	(955)
Goldman Sachs	1/4/2019	33,760,037	HKD	4,312,092	USD	15	—
Goldman Sachs	1/4/2019	3,180,050	ILS	851,961	USD	—	(874)
Goldman Sachs	1/4/2019	17,651,748	NOK	2,038,907	USD	—	(304)
Goldman Sachs	1/4/2019	48,171,259	SEK	5,434,653	USD	—	(835)
Goldman Sachs	1/4/2019	874,641	SGD	641,938	USD	—	(221)
Goldman Sachs	1/4/2019	6,931,656	USD	9,487,491	AUD	252,315	—
Goldman Sachs	1/4/2019	9,695,083	USD	63,692,032	DKK	—	(62,591)
Goldman Sachs	1/4/2019	23,776,706	USD	20,933,755	EUR	—	(155,685)
Goldman Sachs	1/4/2019	19,971,489	USD	15,621,557	GBP	74,895	—
Goldman Sachs	1/4/2019	4,558,084	USD	35,644,185	HKD	5,319	—
Goldman Sachs	1/4/2019	900,563	USD	3,352,096	ILS	3,431	—
Goldman Sachs	1/4/2019	2,155,220	USD	18,513,370	NOK	17,108	—
Goldman Sachs	1/4/2019	5,744,684	USD	52,107,122	SEK	—	(133,108)
Goldman Sachs	1/4/2019	678,558	USD	930,648	SGD	—	(4,251)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

Goldman Sachs	1/7/2019	6,199,203	CHF	6,290,376	USD	$—	$(98)
Goldman Sachs	1/7/2019	1,100,987	NZD	738,337	USD	—	(23)
Goldman Sachs	1/7/2019	6,649,223	USD	6,618,404	CHF	—	(66,414)
Goldman Sachs	1/7/2019	780,457	USD	1,135,636	NZD	18,907	—
Goldman Sachs	1/8/2019	1,792,719,473	JPY	16,342,004	USD	—	(903)
Goldman Sachs	1/8/2019	17,274,266	USD	1,954,379,361	JPY	—	(540,407)
Goldman Sachs	2/5/2019	6,133,726	USD	8,707,101	AUD	—	(260)
Goldman Sachs	2/5/2019	5,839,712	USD	5,739,409	CHF	27	—
Goldman Sachs	2/5/2019	8,998,689	USD	58,573,637	DKK	—	(388)
Goldman Sachs	2/5/2019	20,647,442	USD	18,012,438	EUR	—	(138)
Goldman Sachs	2/5/2019	17,794,943	USD	13,949,466	GBP	7	—
Goldman Sachs	2/5/2019	730,722	USD	2,723,255	ILS	37	—
Goldman Sachs	2/5/2019	14,543,498	USD	1,591,958,923	JPY	215	—
Goldman Sachs	2/5/2019	1,808,981	USD	15,640,931	NOK	—	(35)
Goldman Sachs	2/5/2019	707,586	USD	1,054,603	NZD	—	(2)
Goldman Sachs	2/5/2019	5,201,013	USD	45,987,991	SEK	108	—
Goldman Sachs	2/7/2019	610,315	USD	831,219	SGD	7	—
Goldman Sachs	2/11/2019	4,192,383	USD	32,800,102	HKD	—	(1,742)
Morgan Stanley & Co. International	1/7/2019	97,844,511	JPY	699,674	GBP	701	—
Royal Bank of Canada	1/4/2019	5,414,728	SEK	866,453	AUD	757	—
UBS AG	1/4/2019	711,691	AUD	523,935	USD	—	(22,893)
UBS AG	1/4/2019	580,493	AUD	419,148	USD	—	(10,472)
UBS AG	1/4/2019	591,831	AUD	419,148	USD	—	(2,490)
UBS AG	1/4/2019	7,096,576	AUD	4,996,245	USD	—	(146)
UBS AG	1/4/2019	4,802,303	DKK	732,811	USD	2,906	—
UBS AG	1/4/2019	3,831,080	DKK	586,248	USD	677	—
UBS AG	1/4/2019	3,831,129	DKK	586,248	USD	684	—
UBS AG	1/4/2019	45,612,748	DKK	6,988,083	USD	—	(171)
UBS AG	1/4/2019	1,578,590	EUR	1,797,181	USD	7,533	—
UBS AG	1/4/2019	1,258,906	EUR	1,437,745	USD	1,492	—
UBS AG	1/4/2019	1,258,418	EUR	1,437,745	USD	934	—
UBS AG	1/4/2019	14,990,267	EUR	17,137,922	USD	—	(389)
UBS AG	1/4/2019	1,182,741	GBP	1,509,561	USD	—	(3,148)
UBS AG	1/4/2019	945,022	GBP	1,207,649	USD	—	(4,010)
UBS AG	1/4/2019	952,257	GBP	1,207,649	USD	5,206	—
UBS AG	1/4/2019	11,301,925	GBP	14,395,172	USD	—	(332)
UBS AG	1/4/2019	2,690,514	HKD	344,526	USD	—	(872)
UBS AG	1/4/2019	2,152,515	HKD	275,621	USD	—	(684)
UBS AG	1/4/2019	2,158,194	HKD	275,621	USD	41	—
UBS AG	1/4/2019	25,721,042	HKD	3,285,408	USD	—	(107)
UBS AG	1/4/2019	252,867	ILS	68,070	USD	—	(394)
UBS AG	1/4/2019	202,941	ILS	54,456	USD	—	(142)
UBS AG	1/4/2019	204,866	ILS	54,456	USD	373	—
UBS AG	1/4/2019	2,425,122	ILS	649,115	USD	—	(72)
UBS AG	1/4/2019	1,388,716	NOK	162,904	USD	—	(2,521)
UBS AG	1/4/2019	1,104,330	NOK	130,323	USD	—	(2,784)
UBS AG	1/4/2019	1,137,384	NOK	130,323	USD	1,034	—
UBS AG	1/4/2019	13,450,625	NOK	1,553,456	USD	—	(41)
UBS AG	1/4/2019	3,907,087	SEK	434,217	USD	6,511	—
UBS AG	1/4/2019	3,124,600	SEK	347,373	USD	5,088	—
UBS AG	1/4/2019	3,121,700	SEK	347,373	USD	4,761	—
UBS AG	1/4/2019	36,706,410	SEK	4,140,691	USD	—	(131)
UBS AG	1/4/2019	70,068	SGD	51,289	USD	120	—
UBS AG	1/4/2019	56,183	SGD	41,032	USD	189	—
UBS AG	1/4/2019	56,296	SGD	41,032	USD	272	—
UBS AG	1/4/2019	666,593	SGD	489,096	USD	—	(22)
UBS AG	1/4/2019	6,931,656	USD	9,487,621	AUD	252,224	—
UBS AG	1/4/2019	9,695,083	USD	63,690,665	DKK	—	(62,382)
UBS AG	1/4/2019	23,776,706	USD	20,934,308	EUR	—	(156,317)
UBS AG	1/4/2019	19,971,489	USD	15,622,119	GBP	74,179	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2018

UBS AG	1/4/2019	4,558,084	USD	35,643,214	HKD	$5,443	$—
UBS AG	1/4/2019	900,563	USD	3,351,260	ILS	3,655	—
UBS AG	1/4/2019	2,155,220	USD	18,513,603	NOK	17,081	—
UBS AG	1/4/2019	5,744,684	USD	52,108,351	SEK	—	(133,247)
UBS AG	1/4/2019	678,558	USD	930,541	SGD	—	(4,172)
UBS AG	1/7/2019	499,619	CHF	502,587	USD	4,372	—
UBS AG	1/7/2019	397,522	CHF	402,069	USD	1,294	—
UBS AG	1/7/2019	397,714	CHF	402,069	USD	1,488	—
UBS AG	1/7/2019	4,723,127	CHF	4,792,669	USD	—	(153)
UBS AG	1/7/2019	85,042	NZD	58,991	USD	—	(1,962)
UBS AG	1/7/2019	68,737	NZD	47,193	USD	—	(1,098)
UBS AG	1/7/2019	70,081	NZD	47,193	USD	—	(197)
UBS AG	1/7/2019	838,848	NZD	562,545	USD	—	(19)
UBS AG	1/7/2019	6,649,223	USD	6,618,670	CHF	—	(66,684)
UBS AG	1/7/2019	780,457	USD	1,135,628	NZD	18,913	—
UBS AG	1/8/2019	147,774,877	JPY	1,305,689	USD	41,317	—
UBS AG	1/8/2019	117,335,249	JPY	1,044,551	USD	24,990	—
UBS AG	1/8/2019	115,907,870	JPY	1,044,551	USD	11,979	—
UBS AG	1/8/2019	1,365,909,041	JPY	12,451,052	USD	—	(438)
UBS AG	1/8/2019	17,274,266	USD	1,954,622,928	JPY	—	(542,627)
UBS AG	2/5/2019	4,673,316	USD	6,634,049	AUD	—	(244)
UBS AG	2/5/2019	4,449,308	USD	4,373,047	CHF	—	(142)
UBS AG	2/5/2019	6,856,148	USD	44,629,602	DKK	—	(609)
UBS AG	2/5/2019	15,731,386	USD	13,723,968	EUR	—	(338)
UBS AG	2/5/2019	13,558,055	USD	10,628,367	GBP	—	(250)
UBS AG	2/5/2019	556,745	USD	2,075,092	ILS	—	(29)
UBS AG	2/5/2019	11,080,764	USD	1,212,956,939	JPY	—	(160)
UBS AG	2/5/2019	1,378,272	USD	11,917,556	NOK	—	(101)
UBS AG	2/5/2019	539,114	USD	803,531	NZD	—	(16)
UBS AG	2/5/2019	3,962,677	USD	35,040,063	SEK	—	(98)
UBS AG	2/7/2019	465,006	USD	633,462	SGD	—	(103)
UBS AG	2/11/2019	3,194,199	USD	24,981,616	HKD	—	(182)

						$1,938,053	$(4,685,386)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 9.6%
Adelaide Brighton Ltd.	26,775	$80,488
AGL Energy Ltd.	23,599	342,242
Alumina Ltd.	149,232	241,636
Amcor Ltd.	34,680	323,495
AMP Ltd.	132,018	227,705
ASX Ltd.	4,999	210,947
Aurizon Holdings Ltd.	96,150	289,711
AusNet Services	148,944	163,052
Australia & New Zealand Banking Group Ltd.	91,289	1,571,981
Bank of Queensland Ltd.	19,758	134,923
Bendigo & Adelaide Bank Ltd.	21,018	159,656
BHP Group Ltd.	94,352	2,273,686
BHP Group PLC	75,485	1,587,810
Boral Ltd.	32,794	114,050
Brambles Ltd.	35,138	251,082
Caltex Australia Ltd.	7,625	136,777
CIMIC Group Ltd.	8,811	269,270
Coca-Cola Amatil Ltd.	35,092	202,332
Commonwealth Bank of Australia	54,592	2,782,147
Crown Resorts Ltd.	27,722	231,463
CSR Ltd.	52,064	102,995
Downer EDI Ltd.	20,277	96,499
DuluxGroup Ltd.	12,138	56,056
Event Hospitality and Entertainment Ltd.	10,526	100,780
Fortescue Metals Group Ltd.	201,775	595,188
Harvey Norman Holdings Ltd.(a)	71,674	159,449
Insurance Australia Group Ltd.	62,085	305,955
JB Hi-Fi Ltd.(a)	6,414	99,972
Macquarie Group Ltd.	9,217	705,004
Magellan Financial Group Ltd.	3,888	64,433
Medibank Pvt Ltd.	51,157	92,557
Metcash Ltd.	32,903	56,751
Mineral Resources Ltd.	7,783	84,764
National Australia Bank Ltd.	106,869	1,810,925
New Hope Corp., Ltd.	28,988	69,590
Nine Entertainment Co. Holdings Ltd.	76,011	73,846
Orora Ltd.	30,709	66,371
Platinum Asset Management Ltd.(a)	17,176	58,767
Premier Investments Ltd.	6,895	71,403
Rio Tinto Ltd.	14,654	809,529
Sonic Healthcare Ltd.	11,531	179,485
South32 Ltd.	152,423	359,474
Suncorp Group Ltd.	36,529	324,798
Super Retail Group Ltd.	12,868	63,685
Tabcorp Holdings Ltd.	62,165	187,748
Telstra Corp., Ltd.	752,338	1,509,490
Wesfarmers Ltd.	45,219	1,025,697
Westpac Banking Corp.	118,761	2,093,537
Whitehaven Coal Ltd.	28,333	86,169
Woodside Petroleum Ltd.	29,010	639,649
Woolworths Group Ltd.	37,246	771,427

Total Australia		24,316,446

Austria - 0.4%
Andritz AG	3,793	173,959
Erste Group Bank AG*	7,877	261,583
Lenzing AG	1,106	100,450
Oesterreichische Post AG	4,429	151,992
UNIQA Insurance Group AG	10,314	92,673
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,480	80,677

Total Austria		861,334

Belgium - 2.2%
Ageas	4,947	222,248
Anheuser-Busch InBev S.A./N.V.	55,402	3,654,302
bpost S.A.(a)	17,028	155,822
Cofinimmo S.A.	1,113	138,047
KBC Group N.V.	9,609	622,603
Proximus SADP	19,093	515,534
Solvay S.A.	2,364	235,974
Warehouses De Pauw CVA	807	106,274

Total Belgium		5,650,804

China - 4.6%
China Aerospace International Holdings Ltd.	1,672,000	104,642
China Jinmao Holdings Group Ltd.	234,000	105,204
China Mobile Ltd.	718,000	6,910,063
China Overseas Land & Investment Ltd.	140,000	481,011
China Power International Development Ltd.	702,000	159,599
China Resources Power Holdings Co., Ltd.	212,000	407,789
CITIC Telecom International Holdings Ltd.	339,000	119,071
CNOOC Ltd.	1,375,000	2,125,017
Guangdong Investment Ltd.	144,000	278,460
Lenovo Group Ltd.	468,000	316,210
Shanghai Industrial Holdings Ltd.	57,000	115,320
Shenzhen Investment Ltd.	410,000	135,631
Sino-Ocean Group Holding Ltd.	240,500	105,976
Yuexiu Property Co., Ltd.	750,000	137,942

Total China		11,501,935

Denmark - 0.5%
Danske Bank A/S	21,604	426,590
ISS A/S	4,485	125,077
Pandora A/S	3,107	126,270
Scandinavian Tobacco Group A/S Class A(b)	12,266	147,407
Topdanmark A/S	5,614	260,578
Tryg A/S	8,867	222,628

Total Denmark		1,308,550

Finland - 2.5%
DNA Oyj	2,674	52,210
Elisa Oyj	5,197	214,349
Fortum Oyj	37,107	810,200
Kesko Oyj Class B	2,668	143,651
Kone Oyj Class B	13,851	659,318
Konecranes Oyj	1,935	58,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
Metso Oyj	4,899	$128,247
Nokia Oyj	163,349	939,264
Nokian Renkaat Oyj	4,510	138,273
Nordea Bank Abp	174,327	1,466,448
Orion Oyj Class B	5,323	184,253
Outokumpu Oyj(a)	15,021	54,862
Sampo Oyj Class A	18,412	808,441
Tieto Oyj	4,657	125,532
UPM-Kymmene Oyj	16,506	417,945
Valmet Oyj	3,178	65,211

Total Finland		6,266,579

France - 10.3%
ALD S.A.(b)	11,453	136,162
Amundi S.A.(b)	4,388	231,545
AXA S.A.	72,327	1,559,191
BNP Paribas S.A.	34,643	1,563,294
Bouygues S.A.	13,436	481,362
Carrefour S.A.	25,259	430,524
Casino Guichard Perrachon S.A.(a)	7,824	325,025
Cie Generale des Etablissements Michelin SCA	4,389	434,999
CNP Assurances	13,787	291,886
Covivio	2,051	197,415
Credit Agricole S.A.	76,798	827,875
Electricite de France S.A.	92,189	1,454,325
Engie S.A.	96,459	1,381,095
Eutelsat Communications S.A.	13,549	266,480
Gaztransport Et Technigaz S.A.	1,765	135,486
ICADE	2,737	208,065
Kaufman & Broad S.A.	1,705	65,099
Klepierre S.A.	10,206	314,542
Lagardere SCA	6,417	161,530
Metropole Television S.A.	6,902	110,776
Natixis S.A.	98,784	465,138
Nexity S.A.	1,582	71,253
Orange S.A.	91,776	1,485,054
Publicis Groupe S.A.	6,216	355,859
Renault S.A.	8,516	531,048
Rexel S.A.	12,703	135,049
Sanofi	43,596	3,770,649
Schneider Electric SE	14,799	1,010,312
SCOR SE	3,814	171,783
Societe BIC S.A.	1,435	146,244
Societe Generale S.A.	23,493	747,134
Sodexo S.A.	3,434	351,339
Suez	26,334	347,096
TOTAL S.A.	95,594	5,046,470
Unibail-Rodamco-Westfield	2,909	450,262
Veolia Environnement S.A.	16,812	345,071

Total France		26,006,437

Germany - 8.0%
Aareal Bank AG	2,298	70,902
Allianz SE Registered Shares	9,732	1,948,456
AURELIUS Equity Opportunities SE & Co. KGaA	1,675	60,737
Axel Springer SE	3,094	174,652
BASF SE	25,885	1,787,262
Bayerische Motoren Werke AG	22,687	1,833,579
Daimler AG Registered Shares	49,860	2,616,753
Deutsche Lufthansa AG Registered Shares	13,538	304,876
Deutsche Post AG Registered Shares	35,961	982,912
Deutsche Telekom AG Registered Shares	172,592	2,923,964
E.ON SE	51,811	510,958
Evonik Industries AG	13,709	341,637
Freenet AG	7,588	146,985
Hannover Rueck SE	2,697	362,878
Hugo Boss AG	2,146	132,276
Innogy SE*	20,481	869,085
LEG Immobilien AG	803	83,644
MAN SE	3,397	350,078
METRO AG	19,121	292,790
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	3,883	845,823
ProSiebenSat.1 Media SE	15,810	281,038
Siemens AG Registered Shares	20,535	2,285,955
Talanx AG	3,806	129,655
Telefonica Deutschland Holding AG	172,893	675,542
TLG Immobilien AG	1,980	54,820
TUI AG	17,026	239,398

Total Germany		20,306,655

Hong Kong - 2.2%
Bank of East Asia Ltd. (The)	48,800	155,201
BOC Hong Kong Holdings Ltd.	165,047	613,444
CLP Holdings Ltd.	66,500	751,691
Hang Lung Properties Ltd.	115,000	219,150
Hang Seng Bank Ltd.	34,118	766,084
Henderson Land Development Co., Ltd.	82,200	409,459
Hopewell Holdings Ltd.	41,000	180,143
Hysan Development Co., Ltd.	22,000	104,670
New World Development Co., Ltd.	239,489	316,898
PCCW Ltd.	381,380	219,689
Power Assets Holdings Ltd.	77,518	539,602
Sino Land Co., Ltd.	142,000	243,397
Sun Hung Kai Properties Ltd.	51,500	734,084
Swire Pacific Ltd. Class B	87,500	145,957
Wharf Holdings Ltd. (The)	88,000	229,291

Total Hong Kong		5,628,760

Israel - 0.5%
Bank Leumi Le-Israel BM	34,116	206,335
Bezeq Israeli Telecommunication Corp., Ltd.	200,206	195,558
Carasso Motors Ltd.	19,761	75,464
Delek Automotive Systems Ltd.	18,314	72,095
Delek Group Ltd.	1,098	157,497
First International Bank of Israel Ltd.	6,709	141,119
Harel Insurance Investments & Financial Services Ltd.	20,745	136,514
Israel Chemicals Ltd.	44,650	253,317
Mediterranean Towers Ltd.	70,567	119,728

Total Israel		1,357,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
Italy - 3.4%
A2A SpA	73,844	$132,742
ACEA SpA	6,120	84,023
Ascopiave SpA	29,721	105,664
Assicurazioni Generali SpA	51,636	861,804
Azimut Holding SpA(a)	11,934	130,066
Banca Mediolanum SpA	25,020	145,582
De’ Longhi SpA	5,863	148,121
Enav SpA(b)	20,627	100,025
Enel SpA	303,808	1,751,771
Eni SpA	147,658	2,320,597
ERG SpA	6,326	119,321
FinecoBank Banca Fineco SpA	9,939	99,734
Hera SpA	21,124	64,282
Intesa Sanpaolo SpA	50,034	110,949
Italgas SpA	27,039	154,424
MARR SpA	4,141	97,516
Mediobanca Banca di Credito Finanziario SpA	20,235	170,619
Poste Italiane SpA(b)	42,245	337,274
Saras SpA	44,466	85,956
Snam SpA	159,041	694,324
Telecom Italia SpA RSP	227,807	108,594
Terna Rete Elettrica Nazionale SpA	71,042	402,241
Unipol Gruppo SpA	23,756	95,537
UnipolSai Assicurazioni SpA	118,711	268,220
Zignago Vetro SpA	11,357	110,353

Total Italy		8,699,739

Japan - 9.4%
Amada Holdings Co., Ltd.	15,000	135,077
Autobacs Seven Co., Ltd.	3,400	56,432
Bridgestone Corp.	22,900	884,149
Canon, Inc.(a)	48,100	1,315,664
Chugoku Electric Power Co., Inc. (The)	7,400	96,315
Daito Trust Construction Co., Ltd.	1,500	205,282
Daiwa Securities Group, Inc.	40,300	204,448
FIDEA Holdings Co., Ltd.	93,716	114,460
Heiwa Corp.	2,200	44,756
Hirose Electric Co., Ltd.	800	78,531
ITOCHU Corp.	47,200	803,194
IwaiCosmo Holdings, Inc.	9,700	104,678
Japan Exchange Group, Inc.	8,900	144,311
Japan Post Holdings Co., Ltd.	95,100	1,096,491
Japan Tobacco, Inc.	71,200	1,697,988
JFE Holdings, Inc.	19,200	307,473
Konica Minolta, Inc.	12,200	110,419
Lawson, Inc.	3,300	209,042
Marubeni Corp.	61,000	429,443
Marusan Securities Co., Ltd.	12,800	89,483
Matsui Securities Co., Ltd.	9,200	96,851
Mitsubishi Chemical Holdings Corp.	38,200	289,890
Mitsubishi Corp.	44,076	1,213,230
Mitsubishi Tanabe Pharma Corp.	13,300	191,654
Mizuho Financial Group, Inc.	560,200	869,544
MS&AD Insurance Group Holdings, Inc.	11,500	328,287
Nissan Motor Co., Ltd.	169,405	1,359,224
Nomura Holdings, Inc.	72,300	277,299
NSK Ltd.	18,200	157,424
NTT DOCOMO, Inc.	107,657	2,426,122
Okumura Corp.	2,900	84,583
Resona Holdings, Inc.	33,800	162,877
Sankyo Co., Ltd.	3,000	114,296
Seiko Epson Corp.	9,100	128,394
Sekisui House Ltd.	26,300	388,094
Sony Financial Holdings, Inc.	6,600	123,620
Subaru Corp.	27,400	589,381
Sumitomo Chemical Co., Ltd.	45,400	220,555
Sumitomo Corp.	36,500	519,480
Sumitomo Mitsui Financial Group, Inc.	27,900	926,906
Sumitomo Rubber Industries Ltd.(a)	6,200	73,463
Takeda Pharmaceutical Co., Ltd.(a)	26,100	881,379
Tokai Tokyo Financial Holdings, Inc.	17,500	74,967
Toyota Motor Corp.	73,292	4,279,347

Total Japan		23,904,503

Netherlands - 2.0%
ABN AMRO Group N.V. CVA(b)	30,357	712,792
Aegon N.V.	56,577	263,813
Akzo Nobel N.V.	6,352	511,195
ASR Nederland N.V.	3,545	140,134
BE Semiconductor Industries N.V.	9,747	205,887
Boskalis Westminster(a)	6,144	152,621
ING Groep N.V.	98,275	1,057,148
Koninklijke Ahold Delhaize N.V.	30,083	759,146
Koninklijke KPN N.V.	146,865	429,795
Koninklijke Volkerwessels N.V.	2,496	39,461
NN Group N.V.	7,527	299,436
PostNL N.V.	26,423	60,320
Randstad N.V.	5,738	262,966
Signify N.V.(b)	5,673	132,750
Sligro Food Group N.V.	1,977	78,648

Total Netherlands		5,106,112

New Zealand - 0.8%
Air New Zealand Ltd.	83,419	173,404
Auckland International Airport Ltd.	43,958	211,638
Chorus Ltd.	34,735	112,964
Contact Energy Ltd.	45,188	178,775
Genesis Energy Ltd.	83,907	146,849
Infratil Ltd.	23,835	58,336
Mercury NZ Ltd.	57,754	141,160
Meridian Energy Ltd.	129,839	296,451
Skellerup Holdings Ltd.	82,489	111,732
SKYCITY Entertainment Group Ltd.	39,919	95,025
Spark New Zealand Ltd.	103,895	289,117
Trade Me Group Ltd.	40,667	173,160
Vector Ltd.	46,969	104,879

Total New Zealand		2,093,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
Norway - 2.1%
Aker ASA Class A	2,017	$107,615
Atea ASA*	8,809	112,921
DNB ASA	37,652	600,708
Entra ASA(b)	3,103	41,282
Equinor ASA	83,892	1,780,216
Gjensidige Forsikring ASA	12,746	199,010
Marine Harvest ASA	28,258	596,217
Norsk Hydro ASA	43,462	196,803
Ocean Yield ASA	14,517	99,248
Orkla ASA	23,982	188,440
Salmar ASA	5,223	258,160
SpareBank 1 SR-Bank ASA	5,310	54,700
Storebrand ASA	5,491	39,088
Telenor ASA	52,268	1,011,056
Veidekke ASA	6,430	71,955

Total Norway		5,357,419

Portugal - 0.6%
Altri, SGPS, S.A.	8,865	58,777
CTT-Correios de Portugal S.A.	19,042	64,128
EDP - Energias de Portugal S.A.	147,517	514,165
Galp Energia, SGPS, S.A.	21,813	343,986
Jeronimo Martins, SGPS, S.A.	24,315	287,408
NOS, SGPS, S.A.	30,556	184,955
REN - Redes Energeticas Nacionais, SGPS, S.A.	22,632	62,972
Sonae, SGPS, S.A.	60,996	56,479

Total Portugal		1,572,870

Singapore - 1.9%
CapitaLand Ltd.	89,300	203,759
ComfortDelGro Corp., Ltd.	83,900	132,344
DBS Group Holdings Ltd.	37,645	654,299
Frasers Property Ltd.(a)	80,800	97,814
Hutchison Port Holdings Trust	723,423	177,239
Jardine Cycle & Carriage Ltd.	10,400	269,728
Keppel Infrastructure Trust	413,100	146,994
M1 Ltd.	60,800	93,230
NetLink NBN Trust	142,700	80,092
Olam International Ltd.	95,900	116,093
Oversea-Chinese Banking Corp., Ltd.	64,395	531,979
SATS Ltd.	31,900	109,064
Sheng Siong Group Ltd.	102,000	79,325
Singapore Exchange Ltd.	18,900	99,145
Singapore Technologies Engineering Ltd.	126,900	324,931
Singapore Telecommunications Ltd.	705,500	1,516,592
StarHub Ltd.	120,700	154,971

Total Singapore		4,787,599

Spain - 5.5%
Acciona S.A.	1,461	123,423
Acerinox S.A.	13,617	134,835
ACS Actividades de Construccion y Servicios S.A.	8,865	342,834
Aena SME S.A.(b)	5,007	776,999
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	22,841	113,895
Banco Bilbao Vizcaya Argentaria S.A.	127,964	678,090
Banco de Sabadell S.A.	139,027	159,008
Banco Santander S.A.	378,468	1,718,901
Bankia S.A.(a)	46,739	136,780
Bankinter S.A.	10,096	80,996
Bolsas y Mercados Espanoles SHMSF S.A.	3,260	90,633
CaixaBank S.A.	120,274	435,022
Cia de Distribucion Integral Logista Holdings S.A.	5,002	124,996
Distribuidora Internacional de Alimentacion S.A.(a)	120,291	63,461
Enagas S.A.	9,152	247,010
Endesa S.A.	59,239	1,363,185
Faes Farma S.A.	14,419	48,955
Ferrovial S.A.	24,695	499,531
Iberdrola S.A.	239,788	1,923,729
Mapfre S.A.	81,939	217,311
Mediaset Espana Comunicacion S.A.	23,018	144,459
Naturgy Energy Group S.A.	36,681	933,404
Obrascon Huarte Lain S.A.(a)	36,547	27,240
Red Electrica Corp. S.A.	18,699	416,720
Repsol S.A.	56,899	915,821
Tecnicas Reunidas S.A.(a)	4,395	107,215
Telefonica S.A.	224,058	1,879,752
Zardoya Otis S.A.	14,003	99,407

Total Spain		13,803,612

Sweden - 2.7%
Axfood AB	8,221	140,666
BillerudKorsnas AB(a)	8,141	96,875
Castellum AB	4,803	88,493
Electrolux AB Series B	7,223	152,430
Hemfosa Fastigheter AB	4,546	35,841
Hennes & Mauritz AB Class B	82,276	1,169,479
Holmen AB Class B	2,958	58,367
ICA Gruppen AB(a)	6,761	241,588
Intrum AB(a)	5,580	129,464
JM AB(a)	9,416	183,735
Modern Times Group MTG AB Class B	1,863	61,569
NCC AB Class B(a)	7,294	113,369
Nobia AB	14,875	82,614
Peab AB	15,676	128,013
Skandinaviska Enskilda Banken AB Class A	76,387	741,826
Skanska AB Class B	18,439	293,249
SKF AB Class B	14,411	218,542
Svenska Handelsbanken AB Class A	51,575	571,837
Swedbank AB Class A	40,564	904,767
Swedish Match AB	6,215	244,721
Tele2 AB Class B	19,790	252,123
Telia Co. AB	186,028	880,847

Total Sweden		6,790,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
Switzerland - 10.3%
ABB Ltd. Registered Shares	61,481	$1,165,944
Adecco Group AG Registered Shares	6,354	296,043
Baloise Holding AG Registered Shares	412	56,588
Helvetia Holding AG Registered Shares	180	104,900
Kuehne + Nagel International AG Registered Shares	3,416	437,829
LafargeHolcim Ltd. Registered Shares*	18,529	761,234
Nestle S.A. Registered Shares	76,460	6,189,397
Novartis AG Registered Shares	77,530	6,609,476
Oriflame Holding AG	2,044	45,671
Roche Holding AG Genusschein	21,302	5,259,593
SGS S.A. Registered Shares	188	421,465
Sulzer AG Registered Shares	844	66,823
Sunrise Communications Group AG*(b)	2,161	189,509
Swiss Life Holding AG Registered Shares*	476	182,810
Swiss Re AG	10,301	941,698
Swisscom AG Registered Shares	1,960	933,873
UBS Group AG Registered Shares*	85,179	1,057,177
Zurich Insurance Group AG	4,867	1,447,066

Total Switzerland		26,167,096

United Kingdom - 20.0%
Admiral Group PLC	7,745	201,917
Aggreko PLC	5,875	54,816
Anglo American PLC	49,020	1,091,184
Antofagasta PLC	28,437	283,654
Ashmore Group PLC	18,433	85,829
AstraZeneca PLC	37,474	2,803,000
Aviva PLC	118,097	564,783
Babcock International Group PLC	12,714	79,230
BAE Systems PLC	99,412	581,398
Barratt Developments PLC	67,153	395,815
BBA Aviation PLC	14,365	39,920
BCA Marketplace PLC	39,054	109,426
Bellway PLC	3,934	126,010
Bovis Homes Group PLC	8,978	98,541
BP PLC	863,352	5,453,292
Brewin Dolphin Holdings PLC	8,691	35,686
British American Tobacco PLC	92,125	2,933,260
British Land Co. PLC (The)	24,299	165,010
Britvic PLC	6,902	70,279
BT Group PLC	556,213	1,686,683
Card Factory PLC	36,590	80,806
Carnival PLC	4,118	197,357
Centrica PLC	346,938	596,069
Crest Nicholson Holdings PLC	32,696	136,668
Daily Mail & General Trust PLC Class A Non-Voting Shares	13,184	96,549
Direct Line Insurance Group PLC	54,973	223,133
Dixons Carphone PLC	62,058	94,924
Drax Group PLC	19,820	90,571
Dunelm Group PLC	14,937	102,919
Evraz PLC	77,311	473,116
G4S PLC	46,085	115,598
Galliford Try PLC	8,892	70,554
Games Workshop Group PLC	1,858	71,937
GlaxoSmithKline PLC	215,818	4,098,798
Go-Ahead Group PLC (The)	2,892	56,280
Greene King PLC	19,699	132,468
Halfords Group PLC	28,394	92,215
Hammerson PLC	14,459	60,659
HSBC Holdings PLC	538,342	4,435,355
Ibstock PLC(b)	26,336	66,647
IMI PLC	7,617	91,578
Imperial Brands PLC	53,420	1,617,209
Inchcape PLC	18,988	133,370
Inmarsat PLC	16,104	77,795
International Consolidated Airlines Group S.A.	49,147	388,782
Intu Properties PLC(a)	75,260	108,695
Investec PLC	13,251	74,442
ITV PLC	165,355	262,929
J Sainsbury PLC	82,579	278,707
John Wood Group PLC	17,807	114,801
Jupiter Fund Management PLC	30,024	112,880
Kingfisher PLC	59,006	155,936
Land Securities Group PLC	12,686	129,966
Legal & General Group PLC	201,458	592,693
Lloyds Banking Group PLC	1,713,527	1,131,547
Man Group PLC	43,614	73,877
Marks & Spencer Group PLC	84,023	264,533
Meggitt PLC	18,602	111,587
Micro Focus International PLC	13,090	230,566
Morgan Advanced Materials PLC	11,978	40,152
National Express Group PLC	18,979	90,402
National Grid PLC	154,274	1,501,526
Pagegroup PLC	14,337	82,314
Pennon Group PLC	19,267	170,002
Persimmon PLC	24,337	598,215
Redrow PLC	8,876	55,550
Rio Tinto PLC	53,891	2,560,107
Royal Dutch Shell PLC Class A	193,626	5,690,342
Royal Mail PLC	36,177	125,370
RPC Group PLC	9,038	75,050
Saga PLC	58,130	76,700
Schroders PLC Non-Voting Shares	2,538	66,749
Severn Trent PLC	8,003	185,047
SSE PLC	54,515	750,889
St. James’s Place PLC	11,099	133,441
Standard Life Aberdeen PLC	93,248	304,918
TalkTalk Telecom Group PLC(a)	85,826	124,502
Tate & Lyle PLC	15,182	127,616
Telford Homes PLC(a)	29,724	107,891
Travis Perkins PLC	5,080	69,228
United Utilities Group PLC	29,757	279,009
Vodafone Group PLC	1,597,979	3,111,799
William Hill PLC	35,583	70,244

Total United Kingdom		50,501,312

TOTAL COMMON STOCKS (Cost: $282,823,001)		251,989,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2018

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/19*	14,419	$1,688
Repsol S.A., expiring 1/14/19*(a)	56,899	26,018

TOTAL RIGHTS (Cost: $28,344)		27,706

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $70,774)	1,619	68,840

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $2,285,909)(e)	2,285,909	2,285,909

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $285,208,028)		254,371,749
Other Assets less Liabilities - (0.4)%		(1,085,602)

NET ASSETS - 100.0%		$253,286,147

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,343,956. The Fund also had securities on loan having a total market value of $66,583 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,643,837. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,357,928.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.0%
Australia & New Zealand Banking Group Ltd.	144,058	$2,480,655
BHP Group Ltd.	125,929	3,034,626
BHP Group PLC	95,009	1,998,493
Commonwealth Bank of Australia	89,139	4,542,750
CSL Ltd.	5,505	717,591
Macquarie Group Ltd.	13,215	1,010,810
National Australia Bank Ltd.	167,812	2,843,621
Rio Tinto Ltd.	18,122	1,001,111
Telstra Corp., Ltd.	946,825	1,899,709
Wesfarmers Ltd.	54,592	1,238,303
Westpac Banking Corp.	188,057	3,315,098
Woodside Petroleum Ltd.	33,770	744,604
Woolworths Group Ltd.	43,554	902,076

Total Australia		25,729,447

Austria - 0.2%
Erste Group Bank AG*	11,767	390,764
OMV AG	10,252	448,274

Total Austria		839,038

Belgium - 1.6%
Anheuser-Busch InBev S.A./N.V.	73,321	4,836,234
KBC Group N.V.	15,730	1,019,206

Total Belgium		5,855,440

China - 3.9%
China Mobile Ltd.	942,486	9,070,525
China Overseas Land & Investment Ltd.	258,000	886,434
CITIC Ltd.	898,273	1,408,903
CNOOC Ltd.	1,760,529	2,720,839
Fosun International Ltd.	206,000	299,948

Total China		14,386,649

Denmark - 1.2%
Coloplast A/S Class B	5,432	503,429
Danske Bank A/S	34,903	689,190
Novo Nordisk A/S Class B	55,638	2,539,014
Orsted A/S(a)	11,452	764,350

Total Denmark		4,495,983

Finland - 2.0%
Fortum Oyj	50,311	1,098,498
Kone Oyj Class B	17,100	813,973
Nokia Oyj	212,560	1,222,229
Nordea Bank Abp	269,502	2,267,065
Sampo Oyj Class A	28,112	1,234,353
UPM-Kymmene Oyj	21,109	534,496

Total Finland		7,170,614

France - 12.9%
Accor S.A.	7,983	338,657
Aeroports de Paris	1,934	365,896
Air Liquide S.A.	10,340	1,281,897
Airbus SE	11,532	1,106,828
AXA S.A.	112,424	2,423,583
BNP Paribas S.A.	55,786	2,517,390
Bouygues S.A.	16,624	595,577
Capgemini SE	3,102	307,797
Christian Dior SE	2,417	922,563
Cie de Saint-Gobain	17,606	586,983
Cie Generale des Etablissements Michelin SCA	5,705	565,429
CNP Assurances	23,620	500,062
Credit Agricole S.A.	122,134	1,316,593
Danone S.A.	19,764	1,389,709
Electricite de France S.A.	119,841	1,890,548
Engie S.A.	125,271	1,793,624
EssilorLuxottica S.A.	7,409	935,467
Hermes International	852	472,178
Kering S.A.	1,486	699,193
L’Oreal S.A.	9,653	2,220,207
Legrand S.A.	5,632	317,404
LVMH Moet Hennessy Louis Vuitton SE	8,592	2,536,026
Natixis S.A.	154,976	729,725
Orange S.A.	119,113	1,927,401
Pernod Ricard S.A.	3,897	638,381
Peugeot S.A.	23,655	504,183
Publicis Groupe S.A.	8,069	461,942
Renault S.A.	10,984	684,949
Safran S.A.	6,875	828,355
Sanofi	56,107	4,852,734
Schneider Electric SE	17,758	1,212,319
Societe Generale S.A.	38,421	1,221,881
Thales S.A.	3,479	405,656
TOTAL S.A.	122,566	6,470,340
Unibail-Rodamco-Westfield	4,454	689,401
Vinci S.A.	17,327	1,426,526
Vivendi S.A.	28,141	684,564

Total France		47,821,968

Germany - 8.7%
adidas AG	2,956	616,357
Allianz SE Registered Shares	16,414	3,286,267
BASF SE	32,808	2,265,269
Bayer AG Registered Shares	24,344	1,685,314
Bayerische Motoren Werke AG	28,471	2,301,046
Continental AG	4,228	583,613
Covestro AG(a)	5,966	294,489
Daimler AG Registered Shares	62,556	3,283,064
Deutsche Boerse AG	4,115	493,691
Deutsche Post AG Registered Shares	48,424	1,323,559
Deutsche Telekom AG Registered Shares	238,857	4,046,591
E.ON SE	120,162	1,185,032
Evonik Industries AG	17,979	448,049
Fresenius Medical Care AG & Co. KGaA	5,121	331,575
Fresenius SE & Co. KGaA	7,085	343,245
HeidelbergCement AG	5,236	319,508
Henkel AG & Co. KGaA	6,239	611,579
Infineon Technologies AG	14,741	292,621
Innogy SE*	25,358	1,076,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2018

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,395	$1,393,005
SAP SE	18,108	1,799,465
Siemens AG Registered Shares	26,886	2,992,948
Volkswagen AG	7,530	1,197,361

Total Germany		32,169,682

Hong Kong - 2.7%
AIA Group Ltd.	145,000	1,203,804
BOC Hong Kong Holdings Ltd.	254,715	946,720
CLP Holdings Ltd.	89,500	1,011,674
Galaxy Entertainment Group Ltd.	56,000	356,198
Hang Seng Bank Ltd.	53,695	1,205,666
Henderson Land Development Co., Ltd.	130,566	650,383
Hong Kong & China Gas Co., Ltd.	343,780	711,328
Hong Kong Exchanges & Clearing Ltd.	23,170	670,595
MTR Corp., Ltd.	155,443	817,980
New World Development Co., Ltd.	340,000	449,897
Sun Hung Kai Properties Ltd.	80,442	1,146,625
Swire Properties Ltd.	119,600	420,086
Wheelock & Co., Ltd.	44,000	251,489

Total Hong Kong		9,842,445

Ireland - 0.1%
CRH PLC	18,156	479,441

Italy - 2.6%
Assicurazioni Generali SpA	77,748	1,297,613
Enel SpA	430,542	2,482,526
Eni SpA	194,547	3,057,505
Intesa Sanpaolo SpA	1,040,763	2,307,873
UniCredit SpA	42,118	476,368

Total Italy		9,621,885

Japan - 14.4%
Asahi Group Holdings Ltd.	7,900	307,388
Asahi Kasei Corp.	37,300	384,168
Astellas Pharma, Inc.	47,500	606,765
Bridgestone Corp.	27,900	1,077,194
Canon, Inc.(b)	59,800	1,635,691
Chugai Pharmaceutical Co., Ltd.	7,800	453,575
Dai-ichi Life Holdings, Inc.	26,100	408,693
Daiichi Sankyo Co., Ltd.	13,700	438,415
Daikin Industries Ltd.	3,900	415,718
Daiwa House Industry Co., Ltd.	16,400	522,875
Denso Corp.	19,800	883,028
East Japan Railway Co.	5,900	522,216
Eisai Co., Ltd.	6,500	503,696
FANUC Corp.	5,500	835,665
Fast Retailing Co., Ltd.	900	462,407
FUJIFILM Holdings Corp.	10,300	400,866
Hitachi Ltd.	18,600	497,656
Honda Motor Co., Ltd.	53,300	1,406,160
ITOCHU Corp.	57,200	973,362
Japan Post Holdings Co., Ltd.	149,100	1,719,104
Japan Tobacco, Inc.	91,809	2,189,475
JXTG Holdings, Inc.	93,700	492,520
Kao Corp.	7,600	564,831
KDDI Corp.	78,800	1,884,621
Kirin Holdings Co., Ltd.	15,800	331,006
Komatsu Ltd.	25,500	549,790
Kubota Corp.	24,900	354,385
Mitsubishi Corp.	56,600	1,557,964
Mitsubishi Electric Corp.	60,200	667,487
Mitsubishi Estate Co., Ltd.	19,600	308,966
Mitsubishi UFJ Financial Group, Inc.	336,100	1,647,798
Mitsui Fudosan Co., Ltd.	14,900	332,047
Mizuho Financial Group, Inc.	816,698	1,267,681
MS&AD Insurance Group Holdings, Inc.	18,000	513,840
Murata Manufacturing Co., Ltd.	3,600	490,708
Nidec Corp.	2,200	250,148
Nintendo Co., Ltd.	2,500	667,297
Nippon Steel & Sumitomo Metal Corp.	31,000	534,726
Nippon Telegraph & Telephone Corp.	61,500	2,512,355
Nissan Motor Co., Ltd.	203,700	1,634,390
Nomura Holdings, Inc.	114,100	437,618
NTT DOCOMO, Inc.	139,800	3,150,485
Otsuka Holdings Co., Ltd.	11,600	475,038
Panasonic Corp.	50,500	455,957
Recruit Holdings Co., Ltd.	14,400	349,451
Secom Co., Ltd.	5,700	473,498
Seven & I Holdings Co., Ltd.	18,000	784,706
Shin-Etsu Chemical Co., Ltd.	6,700	521,271
SoftBank Group Corp.	6,500	432,780
Sompo Holdings, Inc.	9,100	309,540
Sony Corp.	7,400	359,225
Subaru Corp.	33,300	716,292
Sumitomo Corp.	42,700	607,720
Sumitomo Mitsui Financial Group, Inc.	43,900	1,458,465
Sumitomo Mitsui Trust Holdings, Inc.	10,200	373,918
Suzuki Motor Corp.	6,800	345,036
Takeda Pharmaceutical Co., Ltd.(b)	34,000	1,148,157
Tokio Marine Holdings, Inc.	18,600	887,660
Tokyo Electron Ltd.	5,900	673,003
Toyota Motor Corp.	97,100	5,669,440
Yahoo Japan Corp.	145,100	362,370

Total Japan		53,198,307

Netherlands - 2.1%
ABN AMRO Group N.V. CVA(a)	49,076	1,152,319
Akzo Nobel N.V.	8,279	666,275
ASML Holding N.V.	3,758	589,233
Heineken Holding N.V.	5,190	437,555
Heineken N.V.	9,611	848,182
ING Groep N.V.	164,473	1,769,243
Koninklijke Ahold Delhaize N.V.	38,182	963,524
Koninklijke DSM N.V.	4,127	337,038
Koninklijke Philips N.V.	22,105	781,580
Wolters Kluwer N.V.	5,984	353,386

Total Netherlands		7,898,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2018

Investments	Shares	Value
Norway - 1.3%
DNB ASA	58,374	$931,312
Equinor ASA	112,025	2,377,207
Telenor ASA	67,171	1,299,336

Total Norway		4,607,855

Singapore - 1.3%
DBS Group Holdings Ltd.	71,000	1,234,035
Oversea-Chinese Banking Corp., Ltd.	106,783	882,155
Singapore Telecommunications Ltd.	910,300	1,957,498
United Overseas Bank Ltd.	40,686	733,423

Total Singapore		4,807,111

Spain - 4.6%
Aena SME S.A.(a)	6,311	979,357
Amadeus IT Group S.A.	7,257	504,719
Banco Bilbao Vizcaya Argentaria S.A.	216,471	1,147,095
Banco Santander S.A.	619,111	2,811,838
CaixaBank S.A.	201,569	729,060
Endesa S.A.	74,826	1,721,866
Iberdrola S.A.	309,101	2,479,802
Industria de Diseno Textil S.A.	75,293	1,923,691
Naturgy Energy Group S.A.	47,847	1,217,539
Repsol S.A.	74,166	1,193,743
Telefonica S.A.	277,946	2,331,849

Total Spain		17,040,559

Sweden - 2.4%
Assa Abloy AB Class B	19,976	356,334
Atlas Copco AB Class A	22,824	541,905
Essity AB Class B	18,694	458,818
Hennes & Mauritz AB Class B	106,541	1,514,384
Sandvik AB	30,841	439,525
Skandinaviska Enskilda Banken AB Class A	121,723	1,182,103
Svenska Handelsbanken AB Class A	87,372	968,736
Swedbank AB Class A	63,159	1,408,742
Telefonaktiebolaget LM Ericsson Class B	50,888	447,243
Telia Co. AB	224,779	1,064,334
Volvo AB Class B	48,483	634,074

Total Sweden		9,016,198

Switzerland - 10.2%
ABB Ltd. Registered Shares	76,271	1,446,426
Cie Financiere Richemont S.A. Registered Shares	10,706	684,194
Credit Suisse Group AG Registered Shares*	39,467	432,383
Geberit AG Registered Shares	929	360,273
Givaudan S.A. Registered Shares	255	588,740
Kuehne + Nagel International AG Registered Shares	4,607	590,479
LafargeHolcim Ltd. Registered Shares*	23,466	964,063
Nestle S.A. Registered Shares	99,871	8,084,506
Novartis AG Registered Shares	99,423	8,475,866
Partners Group Holding AG(b)	674	407,490
Roche Holding AG Bearer Shares	6,388	1,551,316
Roche Holding AG Genusschein	28,143	6,948,677
SGS S.A. Registered Shares	250	560,458
Swiss Re AG	15,897	1,453,274
Swisscom AG Registered Shares	2,595	1,236,429
UBS Group AG Registered Shares*	133,522	1,657,174
Zurich Insurance Group AG	7,377	2,193,344

Total Switzerland		37,635,092

United Kingdom - 20.4%
Anglo American PLC	62,367	1,388,288
Associated British Foods PLC	13,210	343,719
AstraZeneca PLC	48,514	3,628,775
Aviva PLC	178,138	851,921
BAE Systems PLC	120,890	707,009
Barclays PLC	220,003	421,751
BP PLC	1,117,972	7,061,579
British American Tobacco PLC	121,508	3,868,814
BT Group PLC	730,267	2,214,492
Coca-Cola European Partners PLC*	12,893	593,082
Compass Group PLC	36,147	759,607
Diageo PLC	64,157	2,283,804
GlaxoSmithKline PLC	280,943	5,335,647
HSBC Holdings PLC	877,194	7,227,129
Imperial Brands PLC	68,684	2,079,303
International Consolidated Airlines Group S.A.	66,450	525,659
Legal & General Group PLC	273,216	803,806
Lloyds Banking Group PLC	2,845,687	1,879,182
National Grid PLC	210,913	2,052,785
Prudential PLC	54,131	966,556
Reckitt Benckiser Group PLC	20,207	1,547,484
RELX PLC	56,169	1,156,393
Rio Tinto PLC	69,420	3,297,816
Royal Dutch Shell PLC Class A	249,260	7,325,332
Royal Dutch Shell PLC Class B	202,609	6,038,201
Smith & Nephew PLC	20,809	387,994
SSE PLC	71,877	990,032
Standard Chartered PLC	34,408	267,008
Tesco PLC	120,202	291,023
Unilever N.V. CVA	54,073	2,931,198
Unilever PLC	42,311	2,213,959
Vodafone Group PLC	2,076,596	4,043,826

Total United Kingdom		75,483,174

TOTAL COMMON STOCKS (Cost: $391,206,077)		368,099,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2018

Investments	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/19*(b) (Cost: $34,791)	74,166	$33,913

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(b)(c) (Cost: $52,348)	894	50,735

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $601,848)(e)	601,848	601,848

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $391,895,064)		368,785,719
Other Assets less Liabilities - 0.2%		886,174

NET ASSETS - 100.0%		$369,671,893

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,107,464. The Fund also had securities on loan having a total market value of $85,370 that were sold and pending settlement. The total market value of the collateral held by the Fund was $3,344,792. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,742,944.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 9.0%
Adelaide Brighton Ltd.	42,753	$128,519
AGL Energy Ltd.	63,107	915,203
Alumina Ltd.	377,757	611,664
Amcor Ltd.	96,328	898,547
AMP Ltd.	444,211	766,175
Aristocrat Leisure Ltd.	19,530	300,281
ASX Ltd.	15,540	655,753
Aurizon Holdings Ltd.	184,644	556,354
AusNet Services	405,069	443,437
Bank of Queensland Ltd.	55,378	378,165
Bendigo & Adelaide Bank Ltd.	58,556	444,801
Boral Ltd.	93,088	323,738
Brambles Ltd.	111,197	794,569
Caltex Australia Ltd.	21,445	384,679
Challenger Ltd.	39,299	262,555
CIMIC Group Ltd.	23,074	705,156
Coca-Cola Amatil Ltd.	74,529	429,716
Cochlear Ltd.	2,179	266,259
Computershare Ltd.	27,114	328,127
Crown Resorts Ltd.	60,496	505,108
Domino’s Pizza Enterprises Ltd.(a)	3,917	112,095
Downer EDI Ltd.	52,969	252,082
Evolution Mining Ltd.	63,847	165,859
Flight Centre Travel Group Ltd.	5,476	165,461
Fortescue Metals Group Ltd.	487,718	1,438,651
Harvey Norman Holdings Ltd.(a)	156,426	347,991
Healthscope Ltd.	111,913	175,694
Iluka Resources Ltd.	17,339	93,015
Incitec Pivot Ltd.	101,362	234,057
Insurance Australia Group Ltd.	203,482	1,002,759
Magellan Financial Group Ltd.	17,100	283,384
Medibank Pvt Ltd.	243,887	441,260
Newcrest Mining Ltd.	14,247	218,652
Orica Ltd.	18,861	229,048
Orora Ltd.	94,342	203,899
Qantas Airways Ltd.	83,903	342,002
QBE Insurance Group Ltd.	84,422	600,274
Ramsay Health Care Ltd.	8,575	348,504
REA Group Ltd.	4,267	222,233
Reece Ltd.	23,438	164,178
Seek Ltd.	19,606	233,540
Seven Group Holdings Ltd.(a)	13,860	138,360
Sonic Healthcare Ltd.	27,648	430,353
South32 Ltd.	391,351	922,962
Star Entertainment Group Ltd. (The)	66,288	212,800
Suncorp Group Ltd.	132,820	1,180,971
Tabcorp Holdings Ltd.	140,613	424,674
Treasury Wine Estates Ltd.	27,873	290,414
Washington H Soul Pattinson & Co., Ltd.(a)	15,819	277,189
Whitehaven Coal Ltd.	72,810	221,436

Total Australia		21,472,603

Austria - 1.0%
Andritz AG	8,329	381,994
BAWAG Group AG(b)	4,586	187,891
EVN AG	11,054	158,966
Oesterreichische Post AG	6,640	227,867
Telekom Austria AG*	42,513	322,695
UNIQA Insurance Group AG	31,478	282,835
Verbund AG	5,897	251,041
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,791	203,802
Voestalpine AG	9,755	291,052

Total Austria		2,308,143

Belgium - 2.3%
Ackermans & van Haaren N.V.	1,957	294,856
Ageas	20,569	924,079
bpost S.A.(a)	32,065	293,424
Colruyt S.A.	10,066	716,192
Elia System Operator S.A./N.V.	4,371	291,308
Melexis N.V.	2,782	161,874
Proximus SADP	43,548	1,175,848
Solvay S.A.	6,872	685,962
UCB S.A.	7,316	596,302
Umicore S.A.	7,406	295,131

Total Belgium		5,434,976

China - 2.2%
Beijing Enterprises Holdings Ltd.	84,200	446,308
China Everbright International Ltd.	249,407	223,625
China Jinmao Holdings Group Ltd.	1,029,242	462,737
China Resources Pharmaceutical Group Ltd.(b)	155,000	202,328
China Resources Power Holdings Co., Ltd.	532,000	1,023,319
Guangdong Investment Ltd.	474,208	916,999
Lenovo Group Ltd.	1,440,000	972,954
Shenzhen Investment Ltd.	798,000	263,984
Sino-Ocean Group Holding Ltd.	1,136,464	500,782
Sun Art Retail Group Ltd.	323,500	329,725

Total China		5,342,761

Denmark - 2.0%
AP Moller - Maersk A/S Class B	383	480,162
Carlsberg A/S Class B	5,235	555,421
Chr Hansen Holding A/S	3,243	286,447
DFDS A/S	2,974	119,453
H. Lundbeck A/S	6,808	297,644
ISS A/S	13,616	379,720
Jyske Bank A/S Registered Shares	3,545	127,725
Novozymes A/S Class B	7,542	336,088
Pandora A/S	7,688	312,445
Topdanmark A/S	11,641	540,326
Tryg A/S	27,534	691,308
Vestas Wind Systems A/S	10,024	755,645

Total Denmark		4,882,384

Finland - 1.7%
Amer Sports Oyj*	8,524	373,885
DNA Oyj	10,315	201,400
Elisa Oyj	15,191	626,550
Huhtamaki Oyj(a)	6,125	189,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
Kesko Oyj Class B	6,491	$349,491
Konecranes Oyj	4,657	140,491
Metsa Board Oyj	11,852	69,369
Metso Oyj	11,395	298,300
Nokian Renkaat Oyj	12,101	371,008
Orion Oyj Class B	12,854	444,936
Stora Enso Oyj Class R	30,046	346,390
Wartsila Oyj Abp	32,931	523,078

Total Finland		3,934,437

France - 7.4%
ALD S.A.(b)	28,504	338,877
Alstom S.A.	4,355	175,589
Amundi S.A.(b)	16,454	868,241
Arkema S.A.	3,475	297,775
Atos SE	3,304	269,978
Bollore S.A.	84,725	338,987
Bureau Veritas S.A.	24,265	493,607
Carrefour S.A.	73,334	1,249,931
Casino Guichard Perrachon S.A.(a)	19,448	807,910
Cie Plastic Omnium S.A.	5,184	119,529
Covivio	7,043	677,911
Edenred	16,748	614,761
Eiffage S.A.	4,543	378,905
Elis S.A.	9,971	165,846
Eramet	782	53,950
Eurazeo SE	4,124	291,347
Eutelsat Communications S.A.	34,293	674,471
Faurecia S.A.	5,502	207,997
Getlink SE	28,866	387,068
ICADE	7,037	534,949
Imerys S.A.	4,750	227,950
Ingenico Group S.A.	2,340	132,518
Ipsen S.A.	1,457	187,960
JCDecaux S.A.	10,148	284,449
Klepierre S.A.	38,162	1,176,127
Lagardere SCA	15,150	381,358
Nexity S.A.	5,903	265,872
Orpea	1,413	144,114
Remy Cointreau S.A.	1,921	217,293
Rexel S.A.	11,035	117,316
Rubis SCA	5,453	292,231
SCOR SE	18,197	819,595
SEB S.A.	1,460	188,263
Societe BIC S.A.	3,278	334,067
Sodexo S.A.	9,869	1,009,716
Suez	61,728	813,607
Teleperformance	2,025	323,157
Valeo S.A.	12,453	363,151
Veolia Environnement S.A.	47,344	971,748
Vicat S.A.	2,832	134,223
Wendel S.A.	2,502	299,459

Total France		17,631,803

Germany - 6.7%
1&1 Drillisch AG	8,492	431,989
Aurubis AG	2,055	101,531
Axel Springer SE	7,532	425,172
Brenntag AG	7,195	310,081
Carl Zeiss Meditec AG Bearer Shares	2,295	179,187
CTS Eventim AG & Co. KGaA	3,835	142,830
Deutsche Lufthansa AG Registered Shares	35,144	791,445
DMG MORI AG	4,766	234,820
Duerr AG	3,974	138,694
Fielmann AG	4,487	276,983
Fraport AG Frankfurt Airport Services Worldwide	3,597	256,830
Freenet AG	18,733	362,871
Fuchs Petrolub SE	3,081	123,272
GEA Group AG	10,446	268,680
Hannover Rueck SE	10,523	1,415,856
Hella GmbH & Co. KGaA	4,747	188,843
Hochtief AG	3,029	407,548
Hugo Boss AG	4,959	305,666
K+S AG Registered Shares	6,424	115,441
KION Group AG	3,645	184,713
LANXESS AG	2,576	118,379
LEG Immobilien AG	4,389	457,175
MAN SE	9,138	941,716
Merck KGaA	4,191	431,089
METRO AG	49,361	755,840
MTU Aero Engines AG	2,001	362,331
OSRAM Licht AG	4,409	191,122
ProSiebenSat.1 Media SE	32,575	579,053
Rheinmetall AG	1,835	161,857
RWE AG	29,185	632,726
Stroeer SE & Co. KGaA	3,215	155,021
Suedzucker AG	12,813	165,440
Symrise AG	3,933	289,993
Talanx AG	21,093	718,551
Telefonica Deutschland Holding AG	439,215	1,716,139
TUI AG	46,403	665,158
Uniper SE	22,292	575,918
United Internet AG Registered Shares	7,101	310,089
Wacker Chemie AG	2,475	223,797

Total Germany		16,113,846

Hong Kong - 3.3%
Bank of East Asia Ltd. (The)	218,122	693,702
Dah Sing Banking Group Ltd.	89,200	157,452
Hang Lung Group Ltd.	80,000	203,746
Hang Lung Properties Ltd.	456,000	868,976
Hopewell Holdings Ltd.	85,662	376,375
Hysan Development Co., Ltd.	71,000	337,799
PCCW Ltd.	949,543	546,972
Power Assets Holdings Ltd.	214,000	1,489,651
Sino Land Co., Ltd.	539,046	923,959
SJM Holdings Ltd.	243,000	226,571
Swire Pacific Ltd. Class A	53,500	565,111
Swire Pacific Ltd. Class B	140,000	233,532
Techtronic Industries Co., Ltd.	59,500	316,144
Wharf Holdings Ltd. (The)	381,000	992,726

Total Hong Kong		7,932,716

Ireland - 0.8%
AIB Group PLC	136,031	572,254
Bank of Ireland Group PLC	37,149	206,389
DCC PLC	3,887	296,286
Kingspan Group PLC	4,245	181,393
Paddy Power Betfair PLC	4,141	339,176
Smurfit Kappa Group PLC	12,378	329,127

Total Ireland		1,924,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
Israel - 1.1%
Azrieli Group Ltd.	6,827	$326,117
Bank Hapoalim BM	78,537	497,063
Bank Leumi Le-Israel BM	99,773	603,431
Bezeq Israeli Telecommunication Corp., Ltd.	493,100	481,653
Elbit Systems Ltd.	1,605	184,177
Israel Chemicals Ltd.	64,614	366,580
Mizrahi Tefahot Bank Ltd.	13,700	231,489

Total Israel		2,690,510

Italy - 4.9%
A2A SpA	239,899	431,243
ACEA SpA	18,601	255,377
Banca Mediolanum SpA	108,506	631,357
Brembo SpA	13,986	142,214
Davide Campari-Milano SpA	26,446	223,261
De’ Longhi SpA	12,430	314,027
DiaSorin SpA	1,409	113,876
ERG SpA	12,530	236,341
FinecoBank Banca Fineco SpA	42,587	427,342
Hera SpA	110,154	335,206
IMA Industria Macchine Automatiche SpA	2,331	144,959
Infrastrutture Wireless Italiane SpA(b)	42,248	288,084
Iren SpA	69,077	165,511
Italgas SpA	71,996	411,182
Leonardo SpA	10,777	94,591
Mediobanca Banca di Credito Finanziario SpA	86,873	732,502
Moncler SpA	4,802	158,809
Poste Italiane SpA(b)	138,571	1,106,317
Prysmian SpA	10,631	205,018
Recordati SpA	11,624	402,493
Salvatore Ferragamo SpA	5,283	106,623
Snam SpA	423,610	1,849,350
Societa Iniziative Autostradali e Servizi SpA	13,944	192,237
Telecom Italia SpA RSP	560,079	266,986
Terna Rete Elettrica Nazionale SpA	174,841	989,953
Unione di Banche Italiane SpA	89,281	258,522
Unipol Gruppo SpA	91,918	369,658
UnipolSai Assicurazioni SpA	385,830	871,758

Total Italy		11,724,797

Japan - 23.4%
ABC-Mart, Inc.	4,278	237,071
AGC, Inc.	11,028	344,766
Air Water, Inc.	10,200	154,792
Aisin Seiki Co., Ltd.	16,800	584,934
Ajinomoto Co., Inc.	16,700	297,880
Alfresa Holdings Corp.	8,900	227,377
Amada Holdings Co., Ltd.	36,900	332,290
ANA Holdings, Inc.	11,200	402,308
Aozora Bank Ltd.	8,800	262,681
Asics Corp.(a)	11,700	149,829
Azbil Corp.	9,400	185,918
Bandai Namco Holdings, Inc.	12,900	579,069
Benesse Holdings, Inc.	5,900	150,464
Brother Industries Ltd.	14,300	212,581
Canon Marketing Japan, Inc.	11,200	200,082
Casio Computer Co., Ltd.	16,600	197,297
Chiba Bank Ltd. (The)	39,800	222,733
Chubu Electric Power Co., Inc.	34,700	494,178
Chugoku Electric Power Co., Inc. (The)	23,700	308,468
Coca-Cola Bottlers Japan Holdings, Inc.(a)	3,400	101,800
Concordia Financial Group Ltd.	67,600	260,012
Dai Nippon Printing Co., Ltd.	18,479	386,878
Daicel Corp.	20,000	206,171
Daifuku Co., Ltd.	4,100	187,595
Daito Trust Construction Co., Ltd.	5,020	687,010
Daiwa Securities Group, Inc.	139,900	709,733
Denka Co., Ltd.	5,200	147,400
Dentsu, Inc.	11,000	491,774
DIC Corp.	5,500	168,938
Disco Corp.	2,100	245,955
Electric Power Development Co., Ltd.	9,400	223,273
FamilyMart UNY Holdings Co., Ltd.(a)	3,300	418,384
Fuji Electric Co., Ltd.	5,775	170,805
Fujitsu Ltd.	7,000	436,850
Fukuoka Financial Group, Inc.	9,800	199,814
Hakuhodo DY Holdings, Inc.	16,400	235,428
Hamamatsu Photonics K.K.	4,700	158,287
Hankyu Hanshin Holdings, Inc.	7,100	236,203
Haseko Corp.	24,000	252,655
Hikari Tsushin, Inc.	2,100	328,642
Hino Motors Ltd.	27,800	263,519
Hirose Electric Co., Ltd.	3,075	301,853
Hisamitsu Pharmaceutical Co., Inc.	2,800	154,910
Hitachi Chemical Co., Ltd.	11,500	173,996
Hitachi Construction Machinery Co., Ltd.	11,700	274,278
Hitachi High-Technologies Corp.	5,800	182,646
Hitachi Metals Ltd.	18,700	196,008
Hulic Co., Ltd.	25,100	225,343
Idemitsu Kosan Co., Ltd.	9,500	312,583
IHI Corp.	6,000	165,702
Iida Group Holdings Co., Ltd.	16,200	280,693
Isuzu Motors Ltd.	37,600	530,680
Itochu Techno-Solutions Corp.	12,700	245,862
J. Front Retailing Co., Ltd.	14,000	160,780
Japan Airlines Co., Ltd.	19,300	684,467
Japan Exchange Group, Inc.	37,800	612,917
Japan Post Insurance Co., Ltd.	37,000	858,944
JFE Holdings, Inc.	44,100	706,227
JGC Corp.	9,900	139,592
JSR Corp.	12,900	194,591
JTEKT Corp.	24,000	268,186
Kajima Corp.	32,876	442,881
Kaneka Corp.	4,000	143,645
Kansai Electric Power Co., Inc. (The)	44,500	669,234
Kansai Paint Co., Ltd.	10,800	208,096
Kawasaki Heavy Industries Ltd.	7,656	164,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
Kikkoman Corp.	5,600	$301,654
Kintetsu Group Holdings Co., Ltd.	4,200	182,600
Kobe Steel Ltd.	21,000	146,233
Koito Manufacturing Co., Ltd.	4,200	217,436
Konami Holdings Corp.	3,100	135,765
Konica Minolta, Inc.	29,300	265,186
Kose Corp.	1,200	188,780
Kuraray Co., Ltd.	24,200	341,886
Kyowa Hakko Kirin Co., Ltd.	14,900	282,070
Kyushu Railway Co.	8,200	277,656
Lawson, Inc.	7,800	494,098
LIXIL Group Corp.	15,900	197,382
Mabuchi Motor Co., Ltd.	5,100	156,651
Makita Corp.	8,358	297,480
Marubeni Corp.	116,000	816,647
Marui Group Co., Ltd.	12,300	239,128
Maruichi Steel Tube Ltd.	6,200	195,807
Mazda Motor Corp.	25,600	264,832
Mebuki Financial Group, Inc.	82,500	219,569
Medipal Holdings Corp.	9,700	208,208
MEIJI Holdings Co., Ltd.	5,000	408,331
MINEBEA MITSUMI, Inc.	14,900	215,932
Mitsubishi Chemical Holdings Corp.	99,700	756,599
Mitsubishi Gas Chemical Co., Inc.	10,700	161,405
Mitsubishi Heavy Industries Ltd.	20,300	731,958
Mitsubishi Materials Corp.	8,500	224,286
Mitsubishi Motors Corp.	54,100	296,844
Mitsubishi Tanabe Pharma Corp.	38,800	559,110
Mitsui Chemicals, Inc.	12,500	283,006
Nabtesco Corp.	6,700	146,317
NEC Corp.	11,960	355,917
NGK Insulators Ltd.	14,900	202,487
NGK Spark Plug Co., Ltd.	9,800	195,795
NH Foods Ltd.	5,400	203,518
Nifco, Inc.	6,100	144,556
Nikon Corp.	20,500	305,496
Nippon Express Co., Ltd.	4,100	228,702
Nippon Paint Holdings Co., Ltd.(a)	6,700	229,613
Nissan Chemical Corp.	5,500	288,748
Nisshin Seifun Group, Inc.	13,100	271,158
Nissin Foods Holdings Co., Ltd.	4,200	264,139
Nitto Denko Corp.	6,700	338,496
NOK Corp.(a)	11,200	156,799
Nomura Real Estate Holdings, Inc.	11,968	219,802
Nomura Research Institute Ltd.	9,510	353,217
NSK Ltd.	45,700	395,291
Obayashi Corp.	40,000	362,394
Obic Co., Ltd.	4,100	317,267
Odakyu Electric Railway Co., Ltd.	13,600	299,605
Oji Holdings Corp.	41,862	215,577
Olympus Corp.	6,000	184,569
Omron Corp.	7,200	262,498
Ono Pharmaceutical Co., Ltd.	21,200	433,797
Oracle Corp.	4,268	272,306
Osaka Gas Co., Ltd.	20,800	380,870
Otsuka Corp.	7,900	217,454
Park24 Co., Ltd.	10,200	224,332
Pigeon Corp.	4,700	201,340
Pola Orbis Holdings, Inc.	7,900	213,782
Resona Holdings, Inc.	139,900	674,157
Ricoh Co., Ltd.	27,160	266,612
Ryohin Keikaku Co., Ltd.	700	169,393
Sankyo Co., Ltd.	6,600	251,452
Santen Pharmaceutical Co., Ltd.	12,600	182,141
SBI Holdings, Inc.	14,400	283,367
SCSK Corp.	4,600	163,095
Sega Sammy Holdings, Inc.	14,373	201,221
Seibu Holdings, Inc.	12,600	219,810
Seiko Epson Corp.	25,500	359,787
Sekisui Chemical Co., Ltd.	23,400	347,859
Sekisui House Ltd.	52,100	768,809
Seven Bank Ltd.	59,500	170,287
SG Holdings Co., Ltd.	10,200	266,261
Shimadzu Corp.	7,600	150,594
Shimamura Co., Ltd.	1,700	130,155
Shimano, Inc.	2,900	410,227
Shimizu Corp.	42,800	349,141
Shizuoka Bank Ltd. (The)	29,100	228,365
Showa Shell Sekiyu K.K.	22,509	316,150
Skylark Holdings Co., Ltd.(a)	5,300	83,813
Sojitz Corp.	78,800	274,362
Sony Financial Holdings, Inc.	27,909	522,745
Square Enix Holdings Co., Ltd.	3,500	95,288
Stanley Electric Co., Ltd.	7,200	202,780
Sumitomo Chemical Co., Ltd.	119,400	580,050
Sumitomo Dainippon Pharma Co., Ltd.	11,790	375,574
Sumitomo Electric Industries Ltd.	42,512	566,491
Sumitomo Heavy Industries Ltd.	6,300	188,055
Sumitomo Metal Mining Co., Ltd.	14,100	378,797
Sumitomo Rubber Industries Ltd.(a)	17,000	201,431
Sundrug Co., Ltd.	4,200	125,370
Suntory Beverage & Food Ltd.	11,500	519,892
T&D Holdings, Inc.	32,551	379,463
Taiheiyo Cement Corp.	6,400	198,040
Taisei Corp.	10,075	432,055
Taiyo Nippon Sanso Corp.	15,500	253,730
TDK Corp.	3,900	274,420
Teijin Ltd.	10,300	164,946
TIS, Inc.	3,100	122,203
Tobu Railway Co., Ltd.	8,000	216,051
Toho Co., Ltd.	7,600	275,696
Tohoku Electric Power Co., Inc.	35,000	462,562
Tokyo Gas Co., Ltd.	20,200	512,848
Tokyu Corp.	18,600	304,307
Tokyu Fudosan Holdings Corp.	32,500	160,552
Toray Industries, Inc.	55,800	392,632
Tosoh Corp.	20,600	268,871
TOTO Ltd.	5,800	201,413
Toyota Boshoku Corp.	11,400	170,509
Toyota Tsusho Corp.	16,700	493,930
Trend Micro, Inc.	7,130	387,970
Tsuruha Holdings, Inc.	1,400	120,202
Ube Industries Ltd.	6,400	130,316
USS Co., Ltd.	15,400	259,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
West Japan Railway Co.	8,176	$578,352
Yamada Denki Co., Ltd.	52,800	253,617
Yamaha Corp.	5,200	221,811
Yamaha Motor Co., Ltd.(a)	22,160	436,070
Yamato Holdings Co., Ltd.	9,500	261,842
Yaskawa Electric Corp.	6,400	157,382
Yokogawa Electric Corp.	10,800	187,128
Yokohama Rubber Co., Ltd. (The)(a)	11,400	214,565
ZOZO, Inc.	5,300	97,097

Total Japan		55,926,106

Netherlands - 2.7%
Aalberts Industries N.V.	4,996	165,910
Aegon N.V.	224,911	1,048,739
ASR Nederland N.V.	13,517	534,329
Boskalis Westminster(a)	9,657	239,886
Euronext N.V.(b)	5,297	304,580
GrandVision N.V.(b)	10,448	228,481
Koninklijke KPN N.V.	400,945	1,173,351
Koninklijke Vopak N.V.	7,582	343,921
NN Group N.V.	31,400	1,249,143
Randstad N.V.	14,251	653,107
SBM Offshore N.V.	14,628	216,132
Signify N.V.(b)	15,348	359,147

Total Netherlands		6,516,726

New Zealand - 1.0%
Auckland International Airport Ltd.	88,444	425,818
Fisher & Paykel Healthcare Corp., Ltd.	23,375	203,763
Mercury NZ Ltd.	149,944	366,486
Meridian Energy Ltd.	249,960	570,715
Ryman Healthcare Ltd.	22,150	159,518
Spark New Zealand Ltd.	242,647	675,234

Total New Zealand		2,401,534

Norway - 2.5%
Aker ASA Class A	5,815	310,253
Aker BP ASA	21,288	535,940
Gjensidige Forsikring ASA	55,646	868,831
Leroy Seafood Group ASA	40,036	304,877
Marine Harvest ASA	68,476	1,444,780
Norsk Hydro ASA	136,992	620,321
Orkla ASA	73,410	576,825
Salmar ASA	12,817	633,512
Storebrand ASA	44,799	318,901
Yara International ASA	11,813	454,968

Total Norway		6,069,208

Portugal - 1.2%
EDP - Energias de Portugal S.A.	345,470	1,204,123
Galp Energia, SGPS, S.A.	56,043	883,784
Jeronimo Martins, SGPS, S.A.	60,632	716,681
Navigator Co. S.A. (The)	36,742	151,206

Total Portugal		2,955,794

Singapore - 2.6%
CapitaLand Ltd.	321,200	732,892
City Developments Ltd.	26,400	157,277
ComfortDelGro Corp., Ltd.	226,100	356,651
Frasers Property Ltd.(a)	282,000	341,379
Jardine Cycle & Carriage Ltd.	20,411	529,368
Keppel Corp., Ltd.	120,500	522,491
Olam International Ltd.	214,800	260,029
SATS Ltd.	86,200	294,712
Sembcorp Industries Ltd.	109,300	203,685
Singapore Airlines Ltd.	45,461	314,191
Singapore Exchange Ltd.	94,100	493,628
Singapore Technologies Engineering Ltd.	280,600	718,484
UOL Group Ltd.	46,000	208,907
Venture Corp., Ltd.	20,800	212,883
Wilmar International Ltd.	398,500	912,194

Total Singapore		6,258,771

Spain - 4.1%
Acciona S.A.	4,542	383,703
Acerinox S.A.	21,920	217,051
ACS Actividades de Construccion y Servicios S.A.	21,417	828,254
Banco de Sabadell S.A.	606,625	693,810
Bankia S.A.(a)	229,651	672,065
Bankinter S.A.	61,809	495,870
Cia de Distribucion Integral Logista Holdings S.A.	13,262	331,408
Ebro Foods S.A.(a)	10,780	214,916
EDP Renovaveis S.A.	17,265	153,451
Enagas S.A.	28,378	765,916
Ferrovial S.A.	60,377	1,221,308
Grifols S.A.	12,846	336,284
Grupo Catalana Occidente S.A.	7,122	265,413
Mapfre S.A.	349,165	926,023
Mediaset Espana Comunicacion S.A.	48,088	301,795
Prosegur Cash S.A.(b)	73,187	161,806
Prosegur Cia de Seguridad S.A.	27,572	139,377
Red Electrica Corp. S.A.	50,967	1,135,836
Siemens Gamesa Renewable Energy S.A.*	13,835	168,277
Viscofan S.A.	3,346	184,058
Zardoya Otis S.A.	27,752	197,010

Total Spain		9,793,631

Sweden - 3.3%
Alfa Laval AB	19,948	426,709
Axfood AB	21,190	362,574
BillerudKorsnas AB(a)	11,202	133,299
Boliden AB	14,652	317,273
Castellum AB	18,152	334,444
Dometic Group AB(b)	15,716	97,495
Electrolux AB Series B	21,193	447,245
Fabege AB	21,413	285,383
Hexpol AB	16,393	129,523
Husqvarna AB Class B	21,458	159,014
ICA Gruppen AB(a)	15,329	547,745
Indutrade AB	6,124	142,016
Intrum AB(a)	13,009	301,827
Investment AB Latour Class B(a)	28,329	357,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
Kinnevik AB Class B	14,204	$342,369
Lundin Petroleum AB	11,220	280,188
Saab AB Class B(a)	4,364	151,507
Securitas AB Class B	23,834	382,410
Skanska AB Class B	38,343	609,796
SKF AB Class B	26,913	408,134
SSAB AB Class B	52,773	148,334
Svenska Cellulosa AB SCA Class B	22,197	172,051
Swedish Match AB	14,909	587,054
Tele2 AB Class B	53,727	684,476
Trelleborg AB Class B	11,851	186,269

Total Sweden		7,995,008

Switzerland - 3.1%
Adecco Group AG Registered Shares	13,299	619,622
Baloise Holding AG Registered Shares	3,181	436,911
BKW AG	3,119	217,362
Clariant AG Registered Shares*	15,007	275,387
Coca-Cola HBC AG*	11,880	370,996
DKSH Holding AG	3,625	249,499
Dufry AG*(a)	3,446	325,514
EMS-Chemie Holding AG Registered Shares	1,236	585,526
Flughafen Zurich AG Registered Shares	1,801	296,878
Helvetia Holding AG Registered Shares	711	414,353
Julius Baer Group Ltd.*	11,936	423,899
Logitech International S.A. Registered Shares	6,765	212,187
OC Oerlikon Corp. AG Registered Shares*	16,394	183,597
SFS Group AG*	1,731	133,978
Sonova Holding AG Registered Shares	2,252	366,881
Straumann Holding AG Registered Shares	310	194,339
Sulzer AG Registered Shares	2,058	162,941
Sunrise Communications Group AG*(b)	4,047	354,903
Swiss Life Holding AG Registered Shares*	2,404	923,265
VAT Group AG*(b)	1,784	156,177
Vifor Pharma AG	1,989	215,687
Vontobel Holding AG Registered Shares	4,206	215,036

Total Switzerland		7,334,938

United Kingdom - 13.5%
Admiral Group PLC	34,985	912,079
Antofagasta PLC	68,190	680,184
Ashmore Group PLC	64,355	299,655
Babcock International Group PLC	29,255	182,309
Barratt Developments PLC	160,315	944,932
BBA Aviation PLC	61,897	172,011
Beazley PLC	36,181	232,013
Bellway PLC	10,716	343,245
Berkeley Group Holdings PLC	8,699	385,440
British Land Co. PLC (The)	87,470	593,994
Bunzl PLC	15,511	467,991
Burberry Group PLC	18,286	404,181
Carnival PLC	12,387	593,654
Centrica PLC	902,964	1,551,370
Cineworld Group PLC	51,382	172,238
ConvaTec Group PLC(b)	81,132	143,577
Croda International PLC	5,442	324,714
Daily Mail & General Trust PLC Class A Non-Voting Shares	26,199	191,860
Derwent London PLC	4,875	177,137
Direct Line Insurance Group PLC	146,281	593,749
DS Smith PLC	63,934	243,709
easyJet PLC	19,482	274,176
Electrocomponents PLC	21,901	141,306
Evraz PLC	183,054	1,120,226
Fresnillo PLC	39,623	433,989
G4S PLC	108,613	272,440
Halma PLC	12,774	221,909
Hammerson PLC	70,642	296,360
Hargreaves Lansdown PLC	18,963	446,557
Hays PLC	33,793	60,254
Hikma Pharmaceuticals PLC	9,896	216,277
HomeServe PLC	15,247	168,068
Howden Joinery Group PLC	32,566	180,670
IMI PLC	21,317	256,290
Inchcape PLC	29,819	209,446
Informa PLC	46,588	373,926
InterContinental Hotels Group PLC	6,779	365,811
Intertek Group PLC	5,351	327,122
Intu Properties PLC(a)	186,012	268,650
Investec PLC	58,726	329,914
ITV PLC	380,525	605,069
J Sainsbury PLC	137,849	465,246
Jardine Lloyd Thompson Group PLC	14,384	346,604
John Wood Group PLC	44,092	284,259
Johnson Matthey PLC	8,211	292,706
Kingfisher PLC	110,472	291,946
Land Securities Group PLC	65,102	666,959
Man Group PLC	151,221	256,151
Marks & Spencer Group PLC	188,811	594,441
Mediclinic International PLC	8,784	36,079
Meggitt PLC	52,152	312,842
Melrose Industries PLC	79,110	165,086
Merlin Entertainments PLC(b)	34,585	139,851
Micro Focus International PLC	26,894	473,708
Mondi PLC	20,226	420,787
Next PLC	7,890	401,044
Pearson PLC	34,201	408,752
Pennon Group PLC	41,832	369,105
Persimmon PLC	52,698	1,295,342
Redrow PLC	28,859	180,613
Rentokil Initial PLC	62,108	266,728
Rightmove PLC	37,958	208,964
Royal Mail PLC	90,271	312,831
RPC Group PLC	32,462	269,560
RSA Insurance Group PLC	67,684	442,735
Sage Group PLC (The)	58,361	447,012
Schroders PLC	17,075	531,272
Segro PLC	55,538	416,336
Severn Trent PLC	21,305	492,619
Smiths Group PLC	20,766	360,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2018

Investments	Shares	Value
Spectris PLC	5,981	$173,601
Spirax-Sarco Engineering PLC	2,954	234,762
St. James’s Place PLC	41,302	496,565
Standard Life Aberdeen PLC	301,173	984,826
Tate & Lyle PLC	47,125	396,121
Taylor Wimpey PLC	98,789	171,427
TP ICAP PLC	32,929	126,234
Travis Perkins PLC	13,140	179,066
Unite Group PLC (The)	15,606	160,199
United Utilities Group PLC	70,182	658,043
Victrex PLC	4,242	123,612
Weir Group PLC (The)	9,266	153,179
Whitbread PLC	9,958	580,732
William Hill PLC	87,728	173,182
WM Morrison Supermarkets PLC	121,596	330,249

Total United Kingdom		32,270,623

TOTAL COMMON STOCKS (Cost: $243,556,448)		238,915,940

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $5,082,413)(d)	5,082,413	5,082,413

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $248,638,861)		243,998,353
Other Assets less Liabilities - (1.9)%		(4,555,301)

NET ASSETS - 100.0%		$239,443,052

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,476,494. The Fund also had securities on loan having a total market value of $4,778 that were sold and pending settlement. The total market value of the collateral held by the Fund was $6,843,197. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,760,784.

RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/2/2019	91,555	USD	80,000	EUR	$103	$—

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.5%

Australia - 12.0%
AGL Energy Ltd.	4,555	$66,058
Amcor Ltd.	7,789	72,656
ASX Ltd.	2,392	100,937
Aurizon Holdings Ltd.	21,752	65,541
BlueScope Steel Ltd.	6,005	46,334
Brambles Ltd.	10,415	74,421
Caltex Australia Ltd.	3,294	59,087
Coca-Cola Amatil Ltd.	10,585	61,031
Computershare Ltd.	5,716	69,174
Crown Resorts Ltd.	8,621	71,981
Harvey Norman Holdings Ltd.	23,038	51,251
Macquarie Group Ltd.	1,151	88,040
National Australia Bank Ltd.	5,561	94,233
Rio Tinto Ltd.	1,191	65,794
Sonic Healthcare Ltd.	5,028	78,263
Telstra Corp., Ltd.	23,875	47,903
Wesfarmers Ltd.	3,244	73,583
Westpac Banking Corp.	5,208	91,807
Woolworths Group Ltd.	3,967	82,163

Total Australia		1,360,257

Belgium - 1.3%
Colruyt S.A.	1,091	77,624
UCB S.A.	797	64,961

Total Belgium		142,585

China - 0.2%
WH Group Ltd.(a)	27,500	21,180

Denmark - 1.6%
Carlsberg A/S Class B	733	77,769
Coloplast A/S Class B	638	59,129
H. Lundbeck A/S	968	42,321

Total Denmark		179,219

France - 11.2%
Accor S.A.	1,570	66,603
Alstom S.A.	1,814	73,138
AXA S.A.	3,962	85,411
Capgemini SE	508	50,407
Danone S.A.	1,022	71,862
Eiffage S.A.	912	76,065
EssilorLuxottica S.A.	937	118,306
Ipsen S.A.	444	57,278
Orange S.A.	5,038	81,521
Pernod Ricard S.A.	498	81,579
Peugeot S.A.	2,362	50,344
Publicis Groupe S.A.	1,017	58,222
Sanofi	1,007	87,096
Societe BIC S.A.	598	60,943
Sodexo S.A.	453	46,347
Teleperformance	409	65,270
Thales S.A.	588	68,562
TOTAL S.A.	1,246	65,777

Total France		1,264,731

Germany - 6.0%
Allianz SE Registered Shares	468	93,699
Deutsche Lufthansa AG Registered Shares	1,739	39,162
Deutsche Telekom AG Registered Shares	5,247	88,892
Deutsche Wohnen SE Bearer Shares	1,525	69,732
E.ON SE	6,164	60,789
Hannover Rueck SE	733	98,624
Henkel AG & Co. KGaA (Preference Shares)	553	60,308
Merck KGaA	563	57,911
ProSiebenSat.1 Media SE	2,377	42,254
TUI AG	4,545	65,150

Total Germany		676,521

Hong Kong - 6.1%
CK Asset Holdings Ltd.	10,000	73,186
CK Hutchison Holdings Ltd.	7,500	72,037
CK Infrastructure Holdings Ltd.	10,000	75,741
CLP Holdings Ltd.	7,500	84,777
Hongkong Land Holdings Ltd.	10,500	66,150
Jardine Matheson Holdings Ltd.	1,000	69,580
Kerry Properties Ltd.	12,500	42,708
NWS Holdings Ltd.	30,000	61,538
Sun Hung Kai Properties Ltd.	5,000	71,270
Swire Pacific Ltd. Class A	7,500	79,221

Total Hong Kong		696,208

Ireland - 0.6%
AerCap Holdings N.V.*	1,689	66,884

Israel - 0.6%
Check Point Software Technologies Ltd.*	633	64,977

Italy - 1.1%
Eni SpA	4,465	70,172
Recordati SpA	1,445	50,035

Total Italy		120,207

Japan - 24.2%
Aeon Co., Ltd.	3,000	58,775
Aeon Mall Co., Ltd.	500	7,971
Alfresa Holdings Corp.	2,000	51,096
ANA Holdings, Inc.	2,000	71,841
Astellas Pharma, Inc.	4,500	57,483
Canon, Inc.	2,000	54,705
Central Japan Railway Co.	500	105,569
Chubu Electric Power Co., Inc.	3,500	49,845
Dai Nippon Printing Co., Ltd.	1,000	20,936
Dentsu, Inc.	500	22,353
East Japan Railway Co.	500	44,256
Electric Power Development Co., Ltd.	1,500	35,629
FUJIFILM Holdings Corp.	1,000	38,919
Fujitsu Ltd.	500	31,204
Hakuhodo DY Holdings, Inc.	500	7,178
Hitachi Ltd.	1,500	40,133
Honda Motor Co., Ltd.	2,000	52,764
Hoya Corp.	500	30,146
Idemitsu Kosan Co., Ltd.	500	16,452
ITOCHU Corp.	3,500	59,559
Japan Airlines Co., Ltd.	2,000	70,929
Japan Post Holdings Co., Ltd.	7,500	86,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2018

Investments	Shares	Value
Japan Tobacco, Inc.	2,000	$47,696
JXTG Holdings, Inc.	6,500	34,166
Kamigumi Co., Ltd.	1,000	20,562
Kintetsu Group Holdings Co., Ltd.	500	21,738
Kirin Holdings Co., Ltd.	1,500	31,425
Kobe Steel Ltd.	1,000	6,963
Konica Minolta, Inc.	4,000	36,203
Kyushu Electric Power Co., Inc.	5,000	59,655
Kyushu Railway Co.	2,500	84,651
Lawson, Inc.	1,000	63,346
Marubeni Corp.	7,500	52,800
Mazda Motor Corp.	5,500	56,897
McDonald’s Holdings Co., Japan Ltd.	500	21,237
Medipal Holdings Corp.	2,500	53,662
Mitsubishi Chemical Holdings Corp.	500	3,794
Mitsubishi Corp.	2,000	55,052
Mitsubishi Heavy Industries Ltd.	1,500	54,086
Mizuho Financial Group, Inc.	23,900	37,098
MS&AD Insurance Group Holdings, Inc.	3,000	85,640
Nagoya Railroad Co., Ltd.	2,500	65,989
NEC Corp.	500	14,879
Nippon Telegraph & Telephone Corp.	1,500	61,277
Nissan Motor Co., Ltd.	7,500	60,176
NTT Data Corp.	500	5,491
NTT DOCOMO, Inc.	3,000	67,607
Sekisui House Ltd.	4,000	59,026
Seven & I Holdings Co., Ltd.	1,500	65,392
Shionogi & Co., Ltd.	500	28,579
Sony Corp.	500	24,272
Sumitomo Corp.	3,500	49,813
Sumitomo Dainippon Pharma Co., Ltd.	1,500	47,783
Sumitomo Mitsui Financial Group, Inc.	1,000	33,222
Suntory Beverage & Food Ltd.	1,000	45,208
Suzuken Co., Ltd.	1,000	50,950
Takeda Pharmaceutical Co., Ltd.	500	16,885
Teijin Ltd.	3,500	56,050
Tokyo Electric Power Co. Holdings, Inc.*	1,000	5,952
West Japan Railway Co.	1,000	70,738
Yamada Denki Co., Ltd.	14,500	69,649

Total Japan		2,739,826

Luxembourg - 0.5%
RTL Group S.A.	1,171	62,514

Netherlands - 3.4%
Aegon N.V.	8,385	39,098
Heineken Holding N.V.	842	70,987
Heineken N.V.	772	68,130
Koninklijke Ahold Delhaize N.V.	2,746	69,295
Koninklijke Philips N.V.	1,674	59,189
Wolters Kluwer N.V.	1,301	76,831

Total Netherlands		383,530

Norway - 1.0%
Marine Harvest ASA	2,422	51,102
Telenor ASA	3,488	67,471

Total Norway		118,573

Singapore - 2.2%
Singapore Exchange Ltd.	18,400	96,523
Singapore Technologies Engineering Ltd.	28,900	73,999
Wilmar International Ltd.	32,900	75,310

Total Singapore		245,832

Spain - 3.0%
Amadeus IT Group S.A.	832	57,865
Banco Santander S.A.	648	2,943
Enagas S.A.	1,834	49,499
Endesa S.A.	2,178	50,119
Mapfre S.A.	4,525	12,001
Red Electrica Corp. S.A.	2,257	50,299
Repsol S.A.	3,693	59,441
Telefonica S.A.	7,395	62,041

Total Spain		344,208

Sweden - 2.7%
Essity AB Class B	1,669	40,963
ICA Gruppen AB	2,108	75,325
Securitas AB Class B	3,733	59,895
Swedbank AB Class A	3,578	79,806
Telia Co. AB	10,530	49,860

Total Sweden		305,849

Switzerland - 4.9%
Adecco Group AG Registered Shares	1,176	54,792
Coca-Cola HBC AG*	1,585	49,497
Nestle S.A. Registered Shares	757	61,279
Novartis AG Registered Shares	1,196	101,960
Roche Holding AG Genusschein	414	102,219
Sonova Holding AG Registered Shares	319	51,969
Swiss Life Holding AG Registered Shares*	359	137,875

Total Switzerland		559,591

United Kingdom - 17.9%
Auto Trader Group PLC(a)	10,061	58,277
Aviva PLC	21,274	101,740
Barratt Developments PLC	10,281	60,598
Berkeley Group Holdings PLC	1,590	70,451
BT Group PLC	16,849	51,094
Bunzl PLC	2,701	81,493
Carnival PLC	1,096	52,526
Coca-Cola European Partners PLC	1,171	53,690
Compass Group PLC	3,434	72,163
Diageo PLC	2,123	75,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2018

Investments	Shares	Value
Direct Line Insurance Group PLC	23,925	$97,111
GlaxoSmithKline PLC	3,932	74,676
Imperial Brands PLC	1,435	43,442
International Consolidated Airlines Group S.A.	2,118	16,755
J Sainsbury PLC	11,781	39,761
Legal & General Group PLC	35,342	103,977
Lloyds Banking Group PLC	156,856	103,582
Marks & Spencer Group PLC	19,211	60,483
Meggitt PLC	11,731	70,370
Next PLC	852	43,307
Pearson PLC	6,424	76,776
Persimmon PLC	2,581	63,442
Reckitt Benckiser Group PLC	603	46,179
RELX PLC	3,987	82,083
Smith & Nephew PLC	4,226	78,796
Taylor Wimpey PLC	36,792	63,844
Tesco PLC	22,086	53,473
Unilever N.V. CVA	1,032	55,943
Unilever PLC	1,196	62,582
Whitbread PLC	1,017	59,309
WM Morrison Supermarkets PLC	21,269	57,766

Total United Kingdom		2,031,262

TOTAL COMMON STOCKS (Cost: $11,405,163)		11,383,954

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/19* (Cost: $342)	729	333

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $11,405,505)		11,384,287
Other Assets less Liabilities - (0.5)%		(56,205)

NET ASSETS - 100.0%		$11,328,082

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1/14/2019	7,654	USD	28,758	ILS	$—	$(49)
Barclays Bank PLC	3/20/2019	38,106	USD	52,172	SGD	—	(238)
Citibank N.A.	1/14/2019	196	ILS	52	USD	—	—
Citibank N.A.	1/14/2019	29,018	USD	109,306	ILS	—	(259)
Citibank N.A.	1/15/2019	2,296	AUD	1,619	USD	—	(2)
Citibank N.A.	1/15/2019	691	CHF	700	USD	2	—
Citibank N.A.	1/15/2019	1,247	DKK	191	USD	—	—
Citibank N.A.	1/15/2019	3,087	EUR	3,530	USD	3	—
Citibank N.A.	1/15/2019	2,007	GBP	2,555	USD	2	—
Citibank N.A.	1/15/2019	1,460	NOK	167	USD	2	—
Citibank N.A.	1/15/2019	3,220	SEK	357	USD	6	—
Citibank N.A.	1/15/2019	900,083	USD	1,280,828	AUD	—	(1,853)
Citibank N.A.	1/15/2019	389,283	USD	385,266	CHF	—	(1,938)
Citibank N.A.	1/15/2019	28,073	USD	183,999	DKK	—	(143)
Citibank N.A.	1/15/2019	106,428	USD	696,222	DKK	—	(338)
Citibank N.A.	1/15/2019	517,744	USD	454,676	EUR	—	(2,536)
Citibank N.A.	1/15/2019	1,962,843	USD	1,719,174	EUR	—	(4,386)
Citibank N.A.	1/15/2019	1,420,704	USD	1,123,601	GBP	—	(11,161)
Citibank N.A.	1/15/2019	92,856	USD	816,365	NOK	—	(1,474)
Citibank N.A.	1/15/2019	198,658	USD	1,791,929	SEK	—	(3,660)
Citibank N.A.	1/15/2019	91,071	USD	124,847	SGD	—	(550)
Citibank N.A.	1/17/2019	2,081,502	USD	230,280,104	JPY	—	(19,075)
Citibank N.A.	3/20/2019	410,766	JPY	3,743	USD	23	—
Citibank N.A.	3/20/2019	225	SGD	164	USD	1	—
Goldman Sachs	1/2/2019	20,245	EUR	23,172	USD	—	(29)
Goldman Sachs	1/15/2019	237,417	USD	330,430	AUD	4,734	—
Goldman Sachs	1/15/2019	24,493	USD	209,801	NOK	251	—
Goldman Sachs	1/15/2019	52,401	USD	473,892	SEK	—	(1,104)
Goldman Sachs	3/20/2019	610,565	USD	68,607,784	JPY	—	(18,416)
Morgan Stanley & Co. International	1/15/2019	102,682	USD	101,748	CHF	—	(638)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

December 31, 2018

Morgan Stanley & Co. International	1/17/2019	549,043	USD	62,102,692	JPY	$—	$(17,447)
Morgan Stanley & Co. International	3/20/2019	68,733,805	JPY	610,565	USD	19,572	—
UBS AG	1/15/2019	374,743	USD	296,438	GBP	—	(3,023)
UBS AG	1/15/2019	24,022	USD	32,947	SGD	—	(157)
UBS AG	3/20/2019	52,174	SGD	38,106	USD	240	—

						$24,836	$(88,476)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 7.0%
Altium Ltd.	2,119	$32,372
ARB Corp., Ltd.	2,382	25,154
Aristocrat Leisure Ltd.	10,694	164,424
Blackmores Ltd.(a)	719	61,753
Caltex Australia Ltd.	18,974	340,354
carsales.com Ltd.	13,684	105,969
Cochlear Ltd.	1,527	186,589
Computershare Ltd.	21,520	260,430
Corporate Travel Management Ltd.(a)	2,080	31,395
Costa Group Holdings Ltd.	8,196	42,813
Crown Resorts Ltd.	34,891	291,320
CSL Ltd.	8,678	1,131,200
Domino’s Pizza Enterprises Ltd.	2,309	66,078
Flight Centre Travel Group Ltd.	2,787	84,211
Inghams Group Ltd.(a)	31,012	90,168
Magellan Financial Group Ltd.	12,903	213,831
McMillan Shakespeare Ltd.(a)	4,335	42,451
Mineral Resources Ltd.	12,445	135,537
Northern Star Resources Ltd.	18,386	119,600
Pendal Group Ltd.	25,255	141,703
Platinum Asset Management Ltd.(a)	52,176	178,517
Reece Ltd.	11,280	79,014
Seek Ltd.	9,945	118,462
Technology One Ltd.	12,301	53,345
Webjet Ltd.	2,643	20,430
Total Australia		4,017,120
Austria - 0.4%
ams AG*(a)	668	15,965
Lenzing AG	2,548	231,417
Total Austria		247,382
Belgium - 0.6%
Kinepolis Group N.V.	801	44,684
Melexis N.V.	1,642	95,542
Warehouses De Pauw CVA	1,436	189,108
Total Belgium		329,334
China - 3.8%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	28,324
China Everbright International Ltd.	134,074	120,214
China Overseas Land & Investment Ltd.	546,000	1,875,941
China South City Holdings Ltd.	516,000	73,156
CSPC Pharmaceutical Group Ltd.	68,000	98,144
Total China		2,195,779
Denmark - 10.3%
Ambu A/S Class B	685	16,433
Chr Hansen Holding A/S	2,337	206,422
Coloplast A/S Class B	8,463	784,337
DFDS A/S	2,102	84,428
DSV A/S	1,077	70,811
GN Store Nord A/S	1,314	48,973
Novo Nordisk A/S Class B	93,811	4,281,022
Pandora A/S	4,926	200,196
Rockwool International A/S Class B	156	40,625
Royal Unibrew A/S	1,852	127,383
SimCorp A/S	822	56,110
Total Denmark		5,916,740
Finland - 2.0%
DNA Oyj	7,084	138,315
Neste Oyj	5,928	456,471
Nokian Renkaat Oyj	6,762	207,318
Wartsila Oyj Abp	21,733	345,209
Total Finland		1,147,313
France - 6.5%
Airbus SE	15,610	1,498,230
Alten S.A.	658	54,684
Eurazeo SE	2,446	172,802
Hermes International	941	521,501
Ipsen S.A.	1,118	144,227
Safran S.A.	8,821	1,062,825
SEB S.A.	845	108,960
Trigano S.A.	121	11,156
Valeo S.A.	5,582	162,781
Total France		3,737,166
Germany - 5.1%
1&1 Drillisch AG	7,695	391,446
adidas AG	3,191	665,357
AURELIUS Equity Opportunities SE & Co. KGaA	5,089	184,531
Bechtle AG	915	70,970
CompuGroup Medical SE	1,032	47,708
Continental AG	4,759	656,910
CTS Eventim AG & Co. KGaA	1,754	65,326
Fielmann AG	2,360	145,683
Fuchs Petrolub SE	2,773	110,948
Hugo Boss AG	2,587	159,459
Nemetschek SE	516	56,480
Pfeiffer Vacuum Technology AG	282	35,041
Siltronic AG	1,022	84,351
United Internet AG Registered Shares	4,760	207,861
Wirecard AG	282	42,811
Total Germany		2,924,882
Hong Kong - 1.1%
Galaxy Entertainment Group Ltd.	56,000	356,198
Techtronic Industries Co., Ltd.	32,500	172,684
Vitasoy International Holdings Ltd.	24,000	91,502
Total Hong Kong		620,384
Ireland - 0.5%
Glanbia PLC	8,338	156,318
Hibernia REIT PLC	11,780	16,860
Irish Continental Group PLC	4,424	21,493
Kingspan Group PLC	2,093	89,436
Total Ireland		284,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2018

Investments	Shares	Value
Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	492,202	$480,775

Italy - 2.0%
Brembo SpA	8,425	85,668
Datalogic SpA	1,768	41,230
De’ Longhi SpA	7,200	181,898
DiaSorin SpA	843	68,132
Ferrari N.V.	1,204	119,440
Gima TT SpA(b)	2,962	22,083
IMA Industria Macchine Automatiche SpA	1,272	79,102
Interpump Group SpA	1,701	50,557
Moncler SpA	1,804	59,661
Recordati SpA	9,268	320,914
Reply SpA	297	14,966
Salvatore Ferragamo SpA	3,202	64,624
Technogym SpA(b)	2,840	30,388

Total Italy		1,138,663

Japan - 16.6%
Ai Holdings Corp.	2,000	35,401
Asahi Intecc Co., Ltd.	900	38,062
Astellas Pharma, Inc.	76,300	974,657
Benefit One, Inc.	1,400	43,066
Calbee, Inc.	2,400	75,250
Chugai Pharmaceutical Co., Ltd.	10,600	616,397
Ci:z Holdings Co., Ltd.	900	48,234
Create SD Holdings Co., Ltd.	1,500	36,052
CyberAgent, Inc.	800	30,953
Daikin Industries Ltd.	4,400	469,015
Dip Corp.	2,000	32,831
Disco Corp.	1,300	152,258
Elecom Co., Ltd.	1,300	33,129
en-japan, Inc.	700	21,788
Financial Products Group Co., Ltd.	4,800	49,087
Funai Soken Holdings, Inc.	1,000	14,966
GMO Payment Gateway, Inc.	600	25,594
Harmonic Drive Systems, Inc.(a)	900	24,691
Haseko Corp.	10,500	110,536
Hazama Ando Corp.	7,000	46,320
Hikari Tsushin, Inc.	900	140,847
Hoya Corp.	8,200	494,399
Japan Lifeline Co., Ltd.(a)	1,800	23,247
Japan Material Co., Ltd.	500	4,872
Kakaku.com, Inc.	4,900	86,732
Kaken Pharmaceutical Co., Ltd.	2,700	119,724
Keyence Corp.	300	152,249
Koito Manufacturing Co., Ltd.	2,000	103,541
Kotobuki Spirits Co., Ltd.	400	15,476
Kyudenko Corp.	1,600	60,812
Lasertec Corp.	1,100	28,093
M3, Inc.	3,200	42,991
Meitec Corp.	1,200	48,836
Mixi, Inc.	5,900	123,792
Modec, Inc.	1,500	31,076
MonotaRO Co., Ltd.(a)	1,500	37,160
Murata Manufacturing Co., Ltd.	5,800	790,585
Nidec Corp.	2,100	238,778
Nihon M&A Center, Inc.	1,700	34,336
Nissan Chemical Corp.	3,400	178,499
Nitto Denko Corp.	6,000	303,131
Obara Group, Inc.	800	28,547
Open House Co., Ltd.	1,500	50,722
Oracle Corp.	3,100	197,785
Oriental Land Co., Ltd.	1,500	151,142
Park24 Co., Ltd.	4,700	103,369
Pigeon Corp.	2,600	111,379
Pilot Corp.	600	29,148
Relo Group, Inc.	2,700	63,320
Ryohin Keikaku Co., Ltd.	300	72,597
Seria Co., Ltd.(a)	300	10,172
Shimano, Inc.	1,100	155,603
Sundrug Co., Ltd.	3,500	104,475
Sysmex Corp.	2,400	115,412
Systena Corp.	2,000	23,224
T-Gaia Corp.	2,100	39,755
TechnoPro Holdings, Inc.	700	28,870
Toei Animation Co., Ltd.	900	33,181
Tokyo Electron Ltd.	9,800	1,117,869
Trend Micro, Inc.	5,800	315,600
United Arrows Ltd.	800	25,630
USS Co., Ltd.	7,400	124,710
Yahoo Japan Corp.	239,700	598,622
Yaskawa Electric Corp.(a)	4,900	120,496
ZOZO, Inc.	2,600	47,632

Total Japan		9,606,723

Netherlands - 2.2%
ASM International N.V.	1,804	74,653
ASML Holding N.V.	5,907	926,185
BE Semiconductor Industries N.V.	10,776	227,623
Corbion N.V.	2,144	59,949

Total Netherlands		1,288,410

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	17,413	151,792
Mainfreight Ltd.	2,925	60,410
Ryman Healthcare Ltd.	16,536	119,087
Z Energy Ltd.	37,783	139,091

Total New Zealand		470,380

Norway - 2.0%
Borregaard ASA	3,821	33,007
Entra ASA(b)	9,406	125,136
Grieg Seafood ASA	7,501	88,617
Leroy Seafood Group ASA	29,641	225,718
Salmar ASA	10,635	525,661
Tomra Systems ASA	2,767	62,248
Veidekke ASA	9,746	109,062
XXL ASA(a)(b)	4,489	13,531

Total Norway		1,182,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2018

Investments	Shares	Value
Portugal - 0.1%
Altri, SGPS, S.A.	8,935	$59,242

Singapore - 0.7%
First Resources Ltd.	76,800	86,773
Sheng Siong Group Ltd.	76,300	59,338
SIA Engineering Co., Ltd.	51,700	86,104
Venture Corp., Ltd.	16,000	163,756

Total Singapore		395,971

Spain - 4.3%
Cie Automotive S.A.	2,438	59,753
Industria de Diseno Textil S.A.	78,798	2,013,241
Prosegur Cash S.A.(b)	43,577	96,342
Prosegur Cia de Seguridad S.A.	19,644	99,301
Zardoya Otis S.A.	26,635	189,081

Total Spain		2,457,718

Sweden - 5.8%
AddTech AB Class B	2,098	37,436
Atlas Copco AB Class A	30,521	724,654
Atlas Copco AB Class B	12,593	274,591
Beijer Ref AB	1,510	24,846
Bonava AB Class B	3,541	45,611
Electrolux AB Series B	13,440	283,630
Evolution Gaming Group AB(b)	805	46,262
Fagerhult AB	3,359	28,832
Hexpol AB	13,221	104,461
Indutrade AB	3,585	83,137
Intrum AB(a)	8,034	186,400
Investment AB Latour Class B(a)	17,905	226,189
JM AB(a)	5,856	114,269
Lifco AB Class B	1,621	59,879
Loomis AB Class B	2,662	85,872
Mycronic AB(a)	4,696	62,554
NetEnt AB*	15,857	65,371
Nobia AB	7,596	42,187
Nolato AB Class B	462	19,098
Paradox Interactive AB(a)	515	7,795
Peab AB	17,686	144,427
Sandvik AB	39,636	564,865
Sweco AB Class B	3,731	82,861
Thule Group AB(b)	2,053	37,536
Vitrolife AB	1,338	22,185

Total Sweden		3,374,948

Switzerland - 6.7%
Bucher Industries AG Registered Shares	339	90,922
EMS-Chemie Holding AG Registered Shares	1,085	513,994
Kuehne + Nagel International AG Registered Shares	6,211	796,064
Logitech International S.A. Registered Shares	4,247	133,209
Oriflame Holding AG	2,990	66,809
Partners Group Holding AG(a)	1,239	749,081
SGS S.A. Registered Shares	297	665,825
Sonova Holding AG Registered Shares	1,780	289,986
Straumann Holding AG Registered Shares	195	122,246
Sunrise Communications Group AG*(b)	4,114	360,778
Temenos AG Registered Shares*	583	69,726
Ypsomed Holding AG Registered Shares*	239	28,123

Total Switzerland		3,886,763

United Kingdom - 20.2%
Abcam PLC	3,292	45,700
Ashtead Group PLC	8,317	173,400
Barratt Developments PLC	81,287	479,123
Bellway PLC	5,206	166,754
Bovis Homes Group PLC	5,283	57,986
British American Tobacco PLC	76,872	2,447,604
Cineworld Group PLC	25,919	86,883
Compass Group PLC	36,707	771,375
Computacenter PLC	3,163	40,526
Cranswick PLC	1,252	41,969
Croda International PLC	3,898	232,586
Diageo PLC	100,230	3,567,899
Diploma PLC	2,929	45,138
Domino’s Pizza Group PLC	11,765	34,927
Dunelm Group PLC	12,007	82,730
easyJet PLC	11,559	162,673
Electrocomponents PLC	12,713	82,025
FDM Group Holdings PLC	4,825	45,658
Fevertree Drinks PLC	760	21,285
Games Workshop Group PLC	1,250	48,397
Hargreaves Lansdown PLC	11,934	281,032
Hill & Smith Holdings PLC	3,173	48,494
HomeServe PLC	6,837	75,364
Howden Joinery Group PLC	14,401	79,894
IMI PLC	12,987	156,140
Jardine Lloyd Thompson Group PLC	9,492	228,724
JD Sports Fashion PLC	5,689	25,272
Marshalls PLC	10,858	64,276
Moneysupermarket.com Group PLC	29,358	103,010
Next PLC	3,990	202,809
NMC Health PLC	1,222	42,581
Pagegroup PLC	17,007	97,644
Redrow PLC	13,053	81,692
RELX PLC	34,938	719,295
Renishaw PLC	1,145	61,831
Rentokil Initial PLC	26,812	115,146
Rightmove PLC	15,721	86,546
Rotork PLC	20,143	63,520
RWS Holdings PLC	4,688	28,599
Softcat PLC	3,868	28,967
Spirax-Sarco Engineering PLC	1,534	121,911
Synthomer PLC	13,733	62,511
Ted Baker PLC	1,578	31,151
Unite Group PLC (The)	9,796	100,558
Victrex PLC	2,450	71,393
WH Smith PLC	3,391	74,284

Total United Kingdom		11,687,282

TOTAL COMMON STOCKS (Cost: $68,013,952)		57,450,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%

United States - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $1,590,053)(d)	1,590,053	$1,590,053

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $69,604,005)		59,040,115
Other Assets less Liabilities - (2.3)%		(1,318,579)

NET ASSETS - 100.0%		$57,721,536

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,845,776. The Fund also had securities on loan having a total market value of $12,108 that were sold and pending settlement. The total market value of the collateral held by the Fund was $1,955,696. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $365,643.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 10.2%
A2B Australia Ltd.	163,907	$253,859
Accent Group Ltd.	2,582,654	2,181,825
ALS Ltd.	487,935	2,328,972
Altium Ltd.	287,416	4,390,795
AMA Group Ltd.(a)	1,056,228	643,200
Ansell Ltd.	224,178	3,478,381
AP Eagers Ltd.	240,845	1,017,329
ARB Corp., Ltd.	76,861	811,652
ARQ Group Ltd.(a)	127,184	175,494
Asaleo Care Ltd.	1,812,096	1,167,279
AUB Group Ltd.	92,544	809,826
Austal Ltd.	561,838	769,313
Australian Pharmaceutical Industries Ltd.	1,420,314	1,379,863
Bapcor Ltd.	267,264	1,108,226
Beach Energy Ltd.	3,384,183	3,204,414
Bega Cheese Ltd.(a)	196,227	681,049
Blackmores Ltd.(a)	21,674	1,861,536
Breville Group Ltd.	185,330	1,390,835
Brickworks Ltd.	183,374	2,146,854
carsales.com Ltd.	333,731	2,584,412
Cedar Woods Properties Ltd.	232,757	829,136
Cleanaway Waste Management Ltd.	2,743,027	3,215,266
Collins Foods Ltd.	264,225	1,149,569
Corporate Travel Management Ltd.(a)	125,495	1,894,191
Costa Group Holdings Ltd.	81,552	426,001
CSR Ltd.	1,416,076	2,801,337
Dicker Data Ltd.(a)	349,236	693,331
DuluxGroup Ltd.	580,520	2,680,980
ERM Power Ltd.	290,388	319,938
Estia Health Ltd.	616,654	994,145
Event Hospitality and Entertainment Ltd.	240,218	2,299,942
G8 Education Ltd.(a)	1,983,370	3,951,506
Genworth Mortgage Insurance Australia Ltd.(a)	2,222,848	3,427,097
GrainCorp Ltd. Class A	367,573	2,372,933
Greencross Ltd.(a)	418,838	1,604,049
GUD Holdings Ltd.	182,419	1,443,474
GWA Group Ltd.	595,071	1,164,625
Healius Ltd.	803,256	1,261,047
HT&E Ltd.(a)	61,550	68,463
IDP Education Ltd.	319,981	2,223,381
Infomedia Ltd.	914,953	760,070
Inghams Group Ltd.(a)	487,144	1,416,380
Integrated Research Ltd.	98,424	122,298
Invocare Ltd.(a)	174,275	1,263,702
IOOF Holdings Ltd.(a)	511,464	1,861,565
IPH Ltd.	20,963	79,840
IRESS Ltd.	274,854	2,151,688
IVE Group Ltd.	488,333	721,951
Japara Healthcare Ltd.(a)	821,666	647,867
JB Hi-Fi Ltd.(a)	291,253	4,539,631
Link Administration Holdings Ltd.	493,410	2,351,631
MACA Ltd.	1,462,979	962,991
McMillan Shakespeare Ltd.(a)	180,505	1,767,620
Metcash Ltd.	1,293,256	2,230,607
Mineral Resources Ltd.	298,321	3,248,977
Monadelphous Group Ltd.	194,903	1,889,405
Monash IVF Group Ltd.	975,960	683,640
MYOB Group Ltd.	1,206,992	2,855,066
MyState Ltd.	230,677	738,904
Navigator Global Investments Ltd.	848,543	2,508,971
Navitas Ltd.	697,001	2,482,884
New Hope Corp., Ltd.	841,036	2,019,024
NIB Holdings Ltd.	706,077	2,584,806
Nick Scali Ltd.(a)	206,803	768,711
Nine Entertainment Co. Holdings Ltd.	2,787,182	2,707,802
Northern Star Resources Ltd.	614,978	4,000,406
Nufarm Ltd.	201,393	845,013
OFX Group Ltd.	440,244	542,380
oOh!media Ltd.	341,623	822,519
OZ Minerals Ltd.	467,223	2,894,539
Pact Group Holdings Ltd.	455,244	1,112,106
Peet Ltd.	698,423	479,397
Pendal Group Ltd.	663,152	3,720,865
Perpetual Ltd.	167,902	3,839,232
Platinum Asset Management Ltd.(a)	1,622,065	5,549,796
Premier Investments Ltd.	372,453	3,857,062
Qube Holdings Ltd.	1,169,728	2,091,660
Regis Healthcare Ltd.(a)	810,180	1,505,768
Regis Resources Ltd.	813,566	2,766,384
Reject Shop Ltd. (The)	71,240	137,419
Ruralco Holdings Ltd.	460,852	989,541
Sandfire Resources NL	139,643	656,702
SeaLink Travel Group Ltd.	219,122	655,613
Servcorp Ltd.	359,548	769,490
SG Fleet Group Ltd.	629,914	1,356,986
Sigma Healthcare Ltd.	3,507,335	1,407,423
Sims Metal Management Ltd.	217,314	1,536,010
Southern Cross Media Group Ltd.	1,738,249	1,229,846
St Barbara Ltd.	266,184	880,749
Steadfast Group Ltd.	843,336	1,632,698
Super Retail Group Ltd.	173,294	857,653
Tassal Group Ltd.	222,545	692,489
Virtus Health Ltd.	167,084	518,736
WPP AUNZ Ltd.	2,332,494	935,983

Total Australia		158,856,021

Austria - 0.6%
Lenzing AG	61,912	5,623,049
Palfinger AG	28,660	727,331
Porr AG(a)	40,547	808,367
S IMMO AG	136,122	2,262,538

Total Austria		9,421,285

Belgium - 1.5%
Cofinimmo S.A.	55,063	6,829,560
D’ieteren S.A./N.V.	81,114	3,052,522
Econocom Group S.A./N.V.(a)	325,432	1,082,571
Fagron	10,900	177,933
Greenyard N.V.(a)	78,384	652,322
Kinepolis Group N.V.	14,884	830,314
Ontex Group N.V.	119,048	2,436,006
Orange Belgium S.A.	12,236	241,146
Recticel S.A.	85,378	623,663
Warehouses De Pauw CVA	55,422	7,298,571

Total Belgium		23,224,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
China - 2.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	520,000	$818,254
China Overseas Grand Oceans Group Ltd.(a)	2,820,000	925,671
China Power Clean Energy Development Co., Ltd.	4,024,000	1,218,093
China Power International Development Ltd.(a)	22,979,000	5,224,268
China South City Holdings Ltd.	11,556,000	1,638,343
China Travel International Investment Hong Kong Ltd.	7,144,000	1,907,050
CITIC Telecom International Holdings Ltd.	11,913,822	4,184,640
CPMC Holdings Ltd.(a)	1,969,109	945,653
Dah Chong Hong Holdings Ltd.	3,249,000	1,124,588
Guotai Junan International Holdings Ltd.(a)	16,834,000	2,709,144
Poly Property Group Co., Ltd.	5,846,000	1,829,360
Shanghai Industrial Holdings Ltd.	2,306,000	4,665,399
Shenwan Hongyuan HK Ltd.	4,135,000	876,714
Shougang Fushan Resources Group Ltd.	12,736,000	2,586,452
Xiwang Special Steel Co., Ltd.	9,212,000	1,694,301
Yuexiu Property Co., Ltd.	31,326,000	5,761,582

Total China		38,109,512

Denmark - 1.0%
Alm Brand A/S	353,009	2,690,308
Matas A/S	277,296	2,463,740
Per Aarsleff Holding A/S	38,794	1,182,608
Schouw & Co. A/S	22,849	1,699,687
Spar Nord Bank A/S	382,881	3,067,529
Sydbank A/S	188,982	4,490,094

Total Denmark		15,593,966

Finland - 2.3%
Aktia Bank Oyj	157,732	1,622,802
Citycon Oyj(a)	1,047,515	1,933,908
Cramo Oyj	138,574	2,363,490
F-Secure Oyj	362,070	958,179
Finnair Oyj	204,575	1,656,897
Kemira Oyj	439,596	4,949,862
Lassila & Tikanoja Oyj	79,145	1,353,500
Oriola Oyj Class B	691,664	1,565,538
Ramirent Oyj	294,204	1,832,940
Sanoma Oyj	324,814	3,150,574
Tieto Oyj	207,859	5,602,937
Tikkurila Oyj	91,359	1,255,333
Tokmanni Group Corp.	258,570	2,122,295
Uponor Oyj	195,617	1,927,600
YIT Oyj(a)	705,951	4,119,775

Total Finland		36,415,630

France - 3.0%
Albioma S.A.	81,121	1,752,662
Beneteau S.A.	44,698	586,588
Coface S.A.	393,004	3,562,651
Elior Group S.A.(b)	269,760	4,027,392
Gaztransport Et Technigaz S.A.	105,557	8,102,820
IPSOS	87,609	2,057,085
Jacquet Metal Service S.A.	45,693	810,671
Kaufman & Broad S.A.	61,372	2,343,257
Korian S.A.	94,854	3,370,077
Lectra	39,488	820,658
LISI	42,283	990,884
Maisons du Monde S.A.(b)	29,964	572,373
Metropole Television S.A.	351,512	5,641,705
Neopost S.A.	138,919	3,782,741
Rothschild & Co.	98,320	3,467,370
SPIE S.A.	270,118	3,578,822
Vilmorin & Cie S.A.	29,964	1,935,314

Total France		47,403,070

Georgia - 0.1%
Bank of Georgia Group PLC	104,763	1,837,278

Germany - 3.4%
Aareal Bank AG	177,174	5,466,458
alstria office REIT-AG	292,962	4,085,773
AURELIUS Equity Opportunities SE & Co. KGaA	121,151	4,393,021
BayWa AG	78,030	1,837,520
bet-at-home.com AG	37,454	1,960,951
Bilfinger SE	60,942	1,775,086
Borussia Dortmund GmbH & Co. KGaA	181,543	1,652,983
Comdirect Bank AG	83,365	975,859
CompuGroup Medical SE	21,332	986,157
CropEnergies AG	274,643	1,414,381
Deutz AG	107,559	632,609
Elmos Semiconductor AG	51,313	1,135,628
Encavis AG	215,538	1,355,157
Gerresheimer AG	25,743	1,684,759
Hamburger Hafen und Logistik AG	105,878	2,097,526
Indus Holding AG	26,645	1,187,910
Jenoptik AG	58,716	1,529,021
Kloeckner & Co. SE	134,514	931,844
Leoni AG	38,561	1,334,773
MLP SE	168,438	847,219
NORMA Group SE	29,850	1,473,432
Pfeiffer Vacuum Technology AG	16,208	2,014,012
RHOEN-KLINIKUM AG	23,960	604,221
Takkt AG	121,829	1,899,626
TLG Immobilien AG	168,680	4,670,258
Wacker Neuson SE	88,105	1,663,848
Washtec AG	11,686	806,874
Wuestenrot & Wuerttembergische AG	115,722	2,116,601
Zeal Network SE	5,578	132,631

Total Germany		52,666,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Hong Kong - 0.4%
Dah Sing Financial Holdings Ltd.	345,429	$1,707,434
Hongkong & Shanghai Hotels Ltd. (The)	1,321,870	1,874,071
Kowloon Development Co., Ltd.	1,021,000	1,074,552
Lai Sun Development Co., Ltd.	769,434	1,253,997
Television Broadcasts Ltd.	52,300	98,997

Total Hong Kong		6,009,051

Ireland - 0.6%
C&C Group PLC	804,591	2,506,368
FBD Holdings PLC	58,487	550,921
Grafton Group PLC	233,414	1,911,485
Greencore Group PLC	887,189	2,013,524
Hostelworld Group PLC(b)	25,046	64,276
Irish Continental Group PLC	347,088	1,686,288

Total Ireland		8,732,862

Israel - 3.8%
Amot Investments Ltd.	882,744	4,285,268
Ashtrom Properties Ltd.	369,605	1,517,292
Avgol Industries 1953 Ltd.	142,626	144,849
Delek Group Ltd.	60,624	8,695,916
Direct Insurance Financial Investments Ltd.	99,112	1,113,990
Discount Investment Corp., Ltd. Registered Shares*	1,048,111	2,583,569
Elco Ltd.	15,676	285,686
Electra Consumer Products 1970 Ltd.	158,248	1,798,566
First International Bank of Israel Ltd.	223,131	4,693,409
Fox Wizel Ltd.	38,888	882,505
Gazit-Globe Ltd.	406,801	2,830,488
Harel Insurance Investments & Financial Services Ltd.	639,303	4,206,988
Inrom Construction Industries Ltd.	391,699	1,142,576
Magic Software Enterprises Ltd.	86,352	665,535
Matrix IT Ltd.	206,516	2,286,363
Maytronics Ltd.	262,748	1,501,922
Melisron Ltd.	77,194	3,218,525
Menora Mivtachim Holdings Ltd.	111,020	1,180,985
Paz Oil Co., Ltd.	40,184	6,066,179
Phoenix Holdings Ltd. (The)	147,632	751,050
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,629	1,010,670
Sella Capital Real Estate Ltd.	833,206	1,309,093
Shapir Engineering and Industry Ltd.	399,424	1,229,244
Shikun & Binui Ltd.*	361,042	612,663
Shufersal Ltd.	322,426	2,118,300
Strauss Group Ltd.	109,739	2,491,832
ZUR Shamir Holdings Ltd.	244,823	915,936

Total Israel		59,539,399

Italy - 4.6%
Anima Holding SpA(b)	678,225	2,504,260
Aquafil SpA	46,136	473,608
Ascopiave SpA	1,030,817	3,664,756
ASTM SpA	93,832	1,874,975
Azimut Holding SpA(a)	577,532	6,294,400
Banca IFIS SpA	116,881	2,062,977
Banca Popolare di Sondrio SCPA	414,132	1,246,028
Biesse SpA	51,404	1,008,952
BPER Banca	639,035	2,457,445
Cairo Communication SpA	514,234	2,013,374
Cerved Group SpA	346,691	2,835,668
CIR-Compagnie Industriali Riunite SpA	1,200,002	1,274,386
Cofide SpA(a)	923,380	489,253
Credito Emiliano SpA	675,849	3,886,161
Datalogic SpA	59,160	1,379,626
doBank SpA(b)	173,916	1,838,017
El.En. SpA	15,876	229,943
Enav SpA(b)	961,502	4,662,555
Fincantieri SpA	547,601	577,163
Gamenet Group SpA(b)	162,912	1,294,318
Gima TT SpA(b)	432,711	3,226,130
Immobiliare Grande Distribuzione SIIQ SpA	445,952	2,743,689
Maire Tecnimont SpA	524,890	1,926,090
MARR SpA	136,718	3,219,557
Massimo Zanetti Beverage Group SpA(a)(b)	192,668	1,266,428
RAI Way SpA(b)	708,547	3,511,243
Saras SpA	3,266,621	6,314,595
Societa Cattolica di Assicurazioni SC	456,101	3,704,489
Tod’s SpA(a)	47,489	2,240,969
Zignago Vetro SpA	139,444	1,354,946

Total Italy		71,576,001

Japan - 25.5%
77 Bank Ltd. (The)	54,600	949,024
ADEKA Corp.	84,501	1,226,907
Aeon Delight Co., Ltd.	46,300	1,552,969
Ai Holdings Corp.	33,800	598,274
Aica Kogyo Co., Ltd.	45,000	1,509,365
Aichi Corp.	131,200	698,362
Aichi Steel Corp.	29,600	926,728
Aida Engineering Ltd.	74,700	490,896
Aisan Industry Co., Ltd.	122,500	827,348
Akita Bank Ltd. (The)	32,000	635,538
Albis Co., Ltd.	20,000	439,320
Alinco, Inc.	126,000	1,101,344
Alpen Co., Ltd.	50,300	771,131
Amano Corp.	85,800	1,664,152
Aoyama Trading Co., Ltd.	79,201	1,902,152
Arcs Co., Ltd.	66,100	1,474,847
Ariake Japan Co., Ltd.	38,600	2,511,999
Asahi Broadcasting Group Holdings Corp.	31,600	208,814
Asahi Holdings, Inc.	62,000	1,271,476
Asante, Inc.	3,000	54,851
Asanuma Corp.(a)	24,200	601,719
ASKUL Corp.(a)	31,288	668,451
Autobacs Seven Co., Ltd.	60,503	1,004,201
Avex, Inc.	52,600	668,796
Awa Bank Ltd. (The)	15,200	398,997
Bando Chemical Industries Ltd.	33,400	317,211
Bank of Saga Ltd. (The)	49,500	796,764
Baroque Japan Ltd.	89,200	748,787
Bell System24 Holdings, Inc.	90,900	1,070,435
Belluna Co., Ltd.	203,200	1,853,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Bic Camera, Inc.	4,000	$50,823
BML, Inc.	39,800	1,023,703
C.I. Takiron Corp.	120,300	639,246
Central Glass Co., Ltd.	50,300	993,026
Chiyoda Co., Ltd.	31,100	503,428
Chiyoda Integre Co., Ltd.	65,600	1,179,084
Chugoku Bank Ltd. (The)	152,800	1,291,032
Ci:z Holdings Co., Ltd.	1,000	53,593
Citizen Watch Co., Ltd.	301,207	1,487,984
CKD Corp.(a)	119,400	1,016,448
Clarion Co., Ltd.(a)	62,000	1,409,926
CONEXIO Corp.	79,300	993,102
Cosel Co., Ltd.(a)	42,600	360,711
Cosmo Energy Holdings Co., Ltd.(a)	74,200	1,531,138
Daido Metal Co., Ltd.	84,000	594,887
Daido Steel Co., Ltd.	50,191	1,978,545
Daiho Corp.	30,000	969,330
Daio Paper Corp.(a)	62,800	725,221
Daishi Hokuetsu Financial Group, Inc.	48,140	1,333,870
Daiwabo Holdings Co., Ltd.	59,900	2,784,396
DCM Holdings Co., Ltd.(a)	151,700	1,585,926
DeNA Co., Ltd.	82,200	1,374,058
Denyo Co., Ltd.	15,600	191,525
Dexerials Corp.	119,100	877,116
DMG Mori Co., Ltd.(a)	140,500	1,589,213
Doshisha Co., Ltd.	43,900	704,625
Doutor Nichires Holdings Co., Ltd.	37,400	684,493
Dowa Holdings Co., Ltd.	65,500	1,970,104
Eagle Industry Co., Ltd.	63,000	733,273
Earth Corp.	35,400	1,629,403
EDION Corp.(a)	134,500	1,325,202
Ehime Bank Ltd. (The)	109,200	1,076,921
Eighteenth Bank Ltd. (The)	30,339	682,465
Elematec Corp.	16,900	298,213
eRex Co., Ltd.(a)	26,200	134,206
ES-Con Japan Ltd.(a)	70,600	415,692
ESPEC Corp.	21,700	371,441
Excel Co., Ltd.	18,700	338,667
Exedy Corp.	37,070	909,223
F@N Communications, Inc.	127,800	625,517
FIDEA Holdings Co., Ltd.	839,000	1,024,709
Financial Products Group Co., Ltd.	92,800	949,019
Foster Electric Co., Ltd.	63,985	738,905
France Bed Holdings Co., Ltd.	124,200	1,022,218
Fudo Tetra Corp.	45,020	695,930
Fuji Corp., Ltd.	261,400	1,946,532
Fuji Oil Co., Ltd.	187,900	508,648
Fujikura Ltd.	227,400	905,745
Fujimi, Inc.	62,041	1,192,585
Fujimori Kogyo Co., Ltd.	39,000	1,048,981
Fujitec Co., Ltd.	61,200	658,772
Fujitsu General Ltd.	83,100	1,066,443
Fukui Bank Ltd. (The)	57,600	834,220
Fukui Computer Holdings, Inc.	31,600	397,466
Fukuyama Transporting Co., Ltd.	18,000	693,980
Funai Soken Holdings, Inc.	189,750	2,839,808
Furukawa Electric Co., Ltd.	49,600	1,248,646
Gakkyusha Co., Ltd.	3,000	40,168
Gecoss Corp.	92,200	862,208
Geo Holdings Corp.	95,300	1,449,717
Glory Ltd.	77,777	1,753,819
GMO Financial Holdings, Inc.(a)	248,100	1,282,165
Godo Steel Ltd.	41,500	605,583
GS Yuasa Corp.	47,000	963,004
Gunma Bank Ltd. (The)	429,700	1,797,679
Gunze Ltd.	36,200	1,370,925
H2O Retailing Corp.	97,200	1,383,825
Hachijuni Bank Ltd. (The)	734,800	3,020,506
Hakuto Co., Ltd.	52,800	543,809
Hanwa Co., Ltd.	64,900	1,673,446
Happinet Corp.	113,200	1,452,724
Hazama Ando Corp.	153,800	1,017,717
Heiwa Corp.	126,019	2,563,682
Heiwado Co., Ltd.	67,600	1,552,677
Hiroshima Bank Ltd. (The)	334,900	1,779,581
Hokkaido Gas Co., Ltd.(a)	18,800	260,628
Hokkoku Bank Ltd. (The)	14,000	446,612
Hokuetsu Corp.	158,800	722,246
Hokuetsu Industries Co., Ltd.	164,400	1,570,352
Hokuhoku Financial Group, Inc.	152,000	1,716,520
Hosokawa Micron Corp.	32,500	1,241,170
Hyakugo Bank Ltd. (The)	182,200	649,321
Hyakujushi Bank Ltd. (The)	28,200	666,992
Ibiden Co., Ltd.	93,300	1,316,396
Ichibanya Co., Ltd.	1,000	37,689
Ichigo, Inc.	339,000	985,654
Ichinen Holdings Co., Ltd.	33,600	352,185
Ichiyoshi Securities Co., Ltd.	147,800	1,085,784
Idec Corp.	80,400	1,381,343
Iino Kaiun Kaisha Ltd.	206,300	754,011
Imasen Electric Industrial	95,400	850,396
Inaba Denki Sangyo Co., Ltd.	39,900	1,492,863
Inabata & Co., Ltd.	60,000	766,167
Internet Initiative Japan, Inc.	91,600	2,076,372
Iseki & Co., Ltd.	49,600	712,479
Itochu Enex Co., Ltd.	189,501	1,661,577
Itoki Corp.	123,200	669,254
Iwatani Corp.(a)	19,000	635,556
Iyo Bank Ltd. (The)	243,500	1,287,244
Japan Aviation Electronics Industry Ltd.	47,600	551,859
Japan Wool Textile Co., Ltd. (The)	100,200	755,279
JINS, Inc.	2,000	105,911
Juroku Bank Ltd. (The)	55,600	1,158,977
K’s Holdings Corp.	154,102	1,516,932
kabu.com Securities Co., Ltd.	583,301	2,004,325
Kadokawa Dwango	69,600	732,064
Kaga Electronics Co., Ltd.	56,100	1,008,844
Kanamoto Co., Ltd.	15,000	394,978
Kandenko Co., Ltd.	153,700	1,494,763
Kasai Kogyo Co., Ltd.	46,000	344,219
Kato Sangyo Co., Ltd.	47,700	1,319,505
Kato Works Co., Ltd.	43,200	1,000,512
Keihin Corp.	32,600	547,914
Keiyo Bank Ltd. (The)	93,700	602,946
Kintetsu World Express, Inc.	65,100	962,423
Kitano Construction Corp.	5,600	167,926
Kito Corp.	83,500	1,146,161
Kiyo Bank Ltd. (The)	52,750	749,553
Koa Corp.	99,800	1,177,061
Kobe Bussan Co., Ltd.(a)	29,800	881,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Koei Tecmo Holdings Co., Ltd.	106,000	$1,754,509
Kohnan Shoji Co., Ltd.	83,400	2,023,523
Kokuyo Co., Ltd.	126,100	1,844,693
Konoike Transport Co., Ltd.	48,300	705,691
Kurabo Industries Ltd.	38,995	881,799
Kurimoto Ltd.	72,600	916,474
KYB Corp.(a)	30,679	742,683
Kyoei Steel Ltd.(a)	42,800	647,569
KYORIN Holdings, Inc.	96,790	2,118,150
Kyosan Electric Manufacturing Co., Ltd.	361,100	1,388,909
Kyushu Financial Group, Inc.	571,600	2,167,303
Leopalace21 Corp.	151,000	600,064
Lintec Corp.	55,130	1,188,374
Macnica Fuji Electronics Holdings, Inc.	54,300	667,645
Maeda Road Construction Co., Ltd.	66,200	1,376,917
Mandom Corp.	61,360	1,683,394
Marubun Corp.	121,400	752,422
Maruha Nichiro Corp.	51,600	1,737,793
Matsui Construction Co., Ltd.	75,000	504,489
Matsui Securities Co., Ltd.	252,740	2,660,664
Max Co., Ltd.	44,847	557,547
Maxell Holdings Ltd.	62,600	825,043
MegaChips Corp.(a)	37,000	785,426
Megmilk Snow Brand Co., Ltd.	37,100	962,710
Meitec Corp.	41,900	1,705,177
Mimasu Semiconductor Industry Co., Ltd.	17,000	202,206
Ministop Co., Ltd.	42,700	801,343
Mito Securities Co., Ltd.	183,400	431,274
Mitsubishi Logistics Corp.	53,600	1,219,881
Mitsubishi Shokuhin Co., Ltd.	30,600	780,932
Mitsuboshi Belting Ltd.	11,500	222,107
Mitsui Mining & Smelting Co., Ltd.	44,464	922,796
Mixi, Inc.	140,900	2,956,312
Miyazaki Bank Ltd. (The)	27,564	731,087
Modec, Inc.	9,000	186,456
Morinaga Milk Industry Co., Ltd.	50,500	1,417,673
MOS Food Services, Inc.(a)	2,000	51,132
MrMax Holdings Ltd.	84,200	363,000
Musashino Bank Ltd. (The)	15,945	369,577
Nachi-Fujikoshi Corp.(a)	22,200	773,960
Nagaileben Co., Ltd.	42,200	911,965
Nagase & Co., Ltd.	100,100	1,382,231
Nanto Bank Ltd. (The)	48,600	949,719
NEC Networks & System Integration Corp.	59,301	1,319,361
NHK Spring Co., Ltd.	167,800	1,475,888
Nichias Corp.	65,100	1,116,102
Nichiha Corp.	64,301	1,619,906
Nichirin Co., Ltd.(a)	40,600	694,583
Nihon Kohden Corp.	61,200	1,991,378
Nihon Nohyaku Co., Ltd.	141,900	659,609
Nihon Parkerizing Co., Ltd.	71,701	831,278
Nihon Tokushu Toryo Co., Ltd.	21,000	248,252
Nihon Unisys Ltd.	93,400	2,086,528
Nihon Yamamura Glass Co., Ltd.	18,300	259,201
Nikkon Holdings Co., Ltd.	63,100	1,510,857
Nippo Corp.	92,100	1,773,753
Nippon Flour Mills Co., Ltd.	154,597	2,587,067
Nippon Kayaku Co., Ltd.	211,699	2,703,279
Nippon Koei Co., Ltd.	37,100	825,421
Nippon Light Metal Holdings Co., Ltd.	988,200	2,008,555
Nippon Paper Industries Co., Ltd.	23,638	423,358
Nippon Piston Ring Co., Ltd.	34,600	587,520
Nippon Signal Co., Ltd.	63,600	519,397
Nippon Soda Co., Ltd.	24,000	588,434
Nippon Steel & Sumikin Bussan Corp.	34,773	1,437,320
Nippon Thompson Co., Ltd.	153,500	684,150
Nipro Corp.	180,991	2,218,775
Nishi-Nippon Financial Holdings, Inc.	98,200	857,454
Nishi-Nippon Railroad Co., Ltd.	62,500	1,575,104
Nishimatsu Construction Co., Ltd.	60,000	1,368,819
Nishimatsuya Chain Co., Ltd.	93,400	757,654
Nishio Rent All Co., Ltd.	21,600	648,699
Nissei ASB Machine Co., Ltd.(a)	8,000	255,571
Nisshinbo Holdings, Inc.	170,492	1,291,335
Nissin Electric Co., Ltd.	147,300	1,078,083
Nissin Kogyo Co., Ltd.	33,600	428,135
Nitta Corp.	31,000	916,876
Noevir Holdings Co., Ltd.	45,000	1,958,483
NOF Corp.	52,800	1,807,082
Nojima Corp.	12,000	243,358
Noritake Co., Ltd.	34,100	1,411,056
North Pacific Bank Ltd.	424,800	1,138,324
NS Solutions Corp.	92,800	2,232,985
NS United Kaiun Kaisha Ltd.	47,400	1,277,508
NSD Co., Ltd.	103,200	1,995,993
NTN Corp.	534,600	1,549,495
NuFlare Technology, Inc.	11,900	540,687
Obara Group, Inc.	12,500	446,042
Ogaki Kyoritsu Bank Ltd. (The)	39,300	786,967
Ohsho Food Service Corp.	45,700	3,019,870
Oita Bank Ltd. (The)	26,900	821,355
Okamura Corp.	71,000	917,632
Okasan Securities Group, Inc.(a)	491,000	2,183,913
Okinawa Electric Power Co., Inc. (The)	10,900	212,009
OKUMA Corp.	17,200	824,609
Okumura Corp.	79,100	2,307,068
Okura Industrial Co., Ltd.	17,900	299,054
Okuwa Co., Ltd.	34,000	346,151
Onoken Co., Ltd.	23,800	349,467
Onward Holdings Co., Ltd.	168,200	906,040
Organo Corp.	5,000	119,264
OSG Corp.	47,100	914,826
Paramount Bed Holdings Co., Ltd.	24,100	1,000,551
PC Depot Corp.	111,200	438,861
Penta-Ocean Construction Co., Ltd.	172,600	958,059
Piolax, Inc.	20,000	401,951
Plenus Co., Ltd.(a)	65,300	1,133,815
Press Kogyo Co., Ltd.	138,700	682,660
Prospect Co., Ltd.(a)	2,690,800	564,083
Raito Kogyo Co., Ltd.	125,600	1,674,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Raysum Co., Ltd.(a)	85,900	$761,798
Rengo Co., Ltd.	301,500	2,385,289
Resorttrust, Inc.	97,600	1,433,109
Riso Kagaku Corp.	47,400	730,560
Roland DG Corp.	33,400	642,337
Round One Corp.	136,600	1,404,410
Ryobi Ltd.	56,100	1,346,829
Ryoden Corp.	36,000	463,309
Ryosan Co., Ltd.	32,586	870,821
Saibu Gas Co., Ltd.	27,400	634,085
Saizeriya Co., Ltd.	39,701	678,841
San-Ai Oil Co., Ltd.	97,400	966,765
San-In Godo Bank Ltd. (The)	97,987	687,691
Sangetsu Corp.	79,000	1,436,495
Sanoh Industrial Co., Ltd.	54,800	275,711
Sanrio Co., Ltd.(a)	78,373	1,535,815
Sanshin Electronics Co., Ltd.	60,400	1,087,272
Sanwa Holdings Corp.	207,400	2,361,050
Sanyo Chemical Industries Ltd.	18,000	831,791
Sanyo Denki Co., Ltd.	27,100	879,333
Sanyo Special Steel Co., Ltd.	40,600	861,106
Sapporo Holdings Ltd.	49,500	1,034,530
Sato Holdings Corp.	28,900	687,499
Sato Shoji Corp.	40,600	327,494
Satori Electric Co., Ltd.	68,100	542,491
Sawai Pharmaceutical Co., Ltd.	50,700	2,416,816
Seiko Holdings Corp.	26,100	502,660
Senko Group Holdings Co., Ltd.	217,400	1,650,587
SFP Holdings Co., Ltd.	3,000	42,437
Shibuya Corp.	16,000	514,788
Shiga Bank Ltd. (The)(a)	26,200	614,434
Shikoku Bank Ltd. (The)	57,600	620,546
Shima Seiki Manufacturing Ltd.	10,000	292,120
Shimachu Co., Ltd.	63,500	1,713,166
Shinko Electric Industries Co., Ltd.	92,200	588,251
Shinko Plantech Co., Ltd.	129,300	1,370,605
Shinmaywa Industries Ltd.	114,600	1,399,663
Shinsho Corp.	13,000	287,809
Ship Healthcare Holdings, Inc.	57,700	2,132,557
SHO-BOND Holdings Co., Ltd.	2,000	148,931
Shoei Co., Ltd.(a)	37,900	1,293,675
Siix Corp.(a)	31,600	411,867
Sinko Industries Ltd.	21,000	283,662
SMK Corp.	10,800	213,706
Sotetsu Holdings, Inc.	80,100	2,387,340
St. Marc Holdings Co., Ltd.	15,100	337,329
Star Micronics Co., Ltd.(a)	60,400	820,821
Starts Corp., Inc.	45,400	1,007,602
Sumitomo Bakelite Co., Ltd.	80,800	2,798,523
Sumitomo Forestry Co., Ltd.	143,800	1,887,363
Sumitomo Osaka Cement Co., Ltd.	40,100	1,648,371
Sumitomo Riko Co., Ltd.	79,750	662,191
Sumitomo Seika Chemicals Co., Ltd.	12,200	469,252
Suruga Bank Ltd.(a)	322,700	1,194,150
T-Gaia Corp.	89,700	1,698,099
T. RAD Co., Ltd.	16,000	335,998
Tadano Ltd.	56,400	513,545
Taiho Kogyo Co., Ltd.	57,800	504,166
Taikisha Ltd.	19,400	517,557
Taiyo Holdings Co., Ltd.	30,559	862,053
Taiyo Yuden Co., Ltd.	59,500	887,226
Takaoka Toko Co., Ltd.	28,600	358,168
Takasago Thermal Engineering Co., Ltd.	130,301	2,124,673
Takuma Co., Ltd.	18,000	225,420
Tamron Co., Ltd.	62,700	897,225
Tanseisha Co., Ltd.	33,600	331,973
Tatsuta Electric Wire and Cable Co., Ltd.	300,500	1,317,418
TechnoPro Holdings, Inc.	46,900	1,934,307
Tekken Corp.	39,600	920,746
Toa Corp.	54,600	494,667
Toagosei Co., Ltd.	115,700	1,278,115
Tobishima Corp.	44,000	559,048
Tocalo Co., Ltd.	194,200	1,502,764
Toda Corp.	165,800	1,036,675
Toei Co., Ltd.	6,700	787,768
Toho Bank Ltd. (The)	162,172	462,652
Toho Holdings Co., Ltd.(a)	45,300	1,109,843
TOKAI Holdings Corp.	212,000	1,683,015
Tokai Rika Co., Ltd.	109,622	1,822,454
Tokai Tokyo Financial Holdings, Inc.	496,500	2,126,920
Tokyo Ohka Kogyo Co., Ltd.	15,300	411,802
Tokyo Rope Manufacturing Co., Ltd.	23,000	194,960
Tokyo Seimitsu Co., Ltd.	41,100	1,038,785
Tokyo Steel Manufacturing Co., Ltd.	70,600	572,702
Tokyu Construction Co., Ltd.	128,000	1,163,159
Toli Corp.	339,200	769,820
TOMONY Holdings, Inc.	192,990	714,159
Tomy Co., Ltd.	92,200	924,395
Topcon Corp.	51,900	692,063
Toppan Forms Co., Ltd.	86,100	678,818
Topy Industries Ltd.	30,100	617,555
Toshiba Plant Systems & Services Corp.	75,500	1,392,120
Towa Bank Ltd. (The)	89,200	604,884
Toyo Ink SC Holdings Co., Ltd.	68,200	1,519,216
Toyo Kanetsu K.K.	9,000	184,077
Toyo Tire & Rubber Co., Ltd.(a)	145,600	1,824,728
Toyobo Co., Ltd.	77,669	1,061,166
TPR Co., Ltd.	46,200	944,086
Trusco Nakayama Corp.	43,900	1,158,770
Tsubaki Nakashima Co., Ltd.(a)	41,600	614,625
Tsubakimoto Chain Co.	31,600	1,041,189
Tsumura & Co.	144,601	4,026,396
Tsuzuki Denki Co., Ltd.	26,200	181,250
UKC Holdings Corp.	33,300	556,948
Union Tool Co.	15,100	402,428
Unipres Corp.	62,600	1,061,829
Unizo Holdings Co., Ltd.	96,300	1,793,200
Valor Holdings Co., Ltd.	53,300	1,285,438
Vital KSK Holdings, Inc.(a)	181,900	1,871,805
VT Holdings Co., Ltd.	189,400	706,053
Wacoal Holdings Corp.	48,068	1,245,566
Wacom Co., Ltd.	22,000	91,437
World Holdings Co., Ltd.	10,000	195,962
Wowow, Inc.	27,300	755,188
Xebio Holdings Co., Ltd.	64,500	744,853
Yahagi Construction Co., Ltd.	102,200	653,916
YAMABIKO Corp.	82,000	763,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Yamanashi Chuo Bank Ltd. (The)	33,400	$429,239
Yamatane Corp.	82,200	1,260,927
Yamazen Corp.	104,600	983,887
Yokohama Reito Co., Ltd.(a)	60,600	505,944
Yorozu Corp.	51,600	650,438
Yuasa Trading Co., Ltd.	26,248	752,404
Yumeshin Holdings Co., Ltd.(a)	156,600	1,130,449
Yurtec Corp.	60,600	472,803
Zenrin Co., Ltd.	83,700	1,775,998
Zojirushi Corp.(a)	58,500	514,538

Total Japan		396,720,061

Netherlands - 1.9%
Accell Group N.V.	65,135	1,402,809
Arcadis N.V.(a)	108,529	1,322,532
BE Semiconductor Industries N.V.	274,339	5,794,896
Beter Bed Holding N.V.(a)	240,347	989,109
BinckBank N.V.	340,116	2,367,813
Brunel International N.V.(a)	12,404	154,841
Corbion N.V.	98,576	2,756,327
Intertrust N.V.(b)	160,230	2,690,722
Kendrion N.V.	18,156	433,780
Koninklijke Volkerwessels N.V.	183,356	2,898,815
PostNL N.V.	1,567,532	3,578,472
SIF Holding N.V.(a)	18,952	252,614
Sligro Food Group N.V.	57,052	2,269,621
TKH Group N.V. CVA	57,573	2,678,653

Total Netherlands		29,591,004

New Zealand - 4.2%
Air New Zealand Ltd.	3,614,488	7,513,455
Chorus Ltd.(a)	1,226,142	3,987,619
Contact Energy Ltd.	1,578,237	6,243,893
EBOS Group Ltd.	279,343	3,761,254
Freightways Ltd.	300,814	1,482,575
Genesis Energy Ltd.	4,302,021	7,529,120
Heartland Group Holdings Ltd.(a)	1,431,992	1,325,107
Infratil Ltd.	1,389,535	3,400,897
Kathmandu Holdings Ltd.	934,060	1,716,155
Kiwi Property Group Ltd.	2,323,277	2,126,497
Mainfreight Ltd.	113,886	2,352,081
New Zealand Refining Co., Ltd. (The)	1,198,700	1,888,903
Port of Tauranga Ltd.(a)	444,026	1,488,708
Restaurant Brands New Zealand Ltd.	391,738	2,193,377
Scales Corp., Ltd.	384,179	1,159,251
Skellerup Holdings Ltd.	445,743	603,764
SKY Network Television Ltd.	1,922,411	2,384,785
SKYCITY Entertainment Group Ltd.	1,713,003	4,077,722
Trade Me Group Ltd.	1,036,071	4,411,583
Trustpower Ltd.	706,988	2,915,536
Z Energy Ltd.	859,206	3,163,012

Total New Zealand		65,725,294

Norway - 3.1%
American Shipping Co. ASA*	497,588	1,913,546
Atea ASA*	270,835	3,471,782
Austevoll Seafood ASA	862,027	10,632,046
Borregaard ASA	144,614	1,249,214
Entra ASA(b)	312,350	4,155,456
Evry A/S(b)	477,704	1,735,019
Grieg Seafood ASA	328,529	3,881,272
Norway Royal Salmon ASA	130,951	2,706,990
NRC Group ASA*	49,112	402,690
Ocean Yield ASA	524,172	3,583,606
Selvaag Bolig ASA	279,568	1,305,963
SpareBank 1 Nord Norge	316,118	2,292,628
SpareBank 1 SMN	180,894	1,758,980
SpareBank 1 SR-Bank ASA	496,945	5,119,151
Sparebanken Vest	100,637	615,968
Veidekke ASA	288,574	3,229,280
XXL ASA(a)(b)	188,708	568,795

Total Norway		48,622,386

Portugal - 1.7%
Altri, SGPS, S.A.	795,890	5,276,965
Mota-Engil, SGPS, S.A.*(a)	477,386	878,615
NOS, SGPS, S.A.	1,661,832	10,059,033
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,384,652	3,852,692
Semapa-Sociedade de Investimento e Gestao	67,470	1,010,381
Sonae Capital, SGPS, S.A.	1,102,506	1,070,020
Sonae, SGPS, S.A.	3,885,619	3,597,894

Total Portugal		25,745,600

Singapore - 4.3%
Accordia Golf Trust	6,214,871	2,302,648
Asian Pay Television Trust	11,317,417	1,054,521
Banyan Tree Holdings Ltd.	1,046,042	441,287
Best World International Ltd.	795,600	1,535,164
Boustead Singapore Ltd.	1,394,300	818,371
China Aviation Oil Singapore Corp., Ltd.(a)	760,500	591,438
Chip Eng Seng Corp., Ltd.(a)	1,210,260	586,039
CITIC Envirotech Ltd.	3,107,800	866,445
CSE Global Ltd.	862,200	240,379
First Resources Ltd.	1,637,200	1,849,808
Geo Energy Resources Ltd.(a)	5,269,800	649,543
GuocoLand Ltd.(a)	1,578,600	2,084,725
HRnetgroup Ltd.	411,800	241,702
Hutchison Port Holdings Trust	36,118,600	8,849,057
Japfa Ltd.	2,488,500	1,332,799
Keppel Infrastructure Trust	11,647,488	4,144,557
KSH Holdings Ltd.	2,157,525	791,462
Lian Beng Group Ltd.	2,837,100	967,903
M1 Ltd.	3,399,400	5,212,580
OUE Ltd.(a)	730,900	766,828
Oxley Holdings Ltd.(a)	5,443,700	1,158,234
QAF Ltd.	1,835,963	787,996
Raffles Medical Group Ltd.	2,065,200	1,666,706
RHT Health Trust	2,861,600	1,532,625
Sheng Siong Group Ltd.	2,887,000	2,245,209
SIA Engineering Co., Ltd.	1,469,400	2,447,203
Singapore Post Ltd.	4,808,100	3,227,741
StarHub Ltd.	8,143,500	10,455,704
Tuan Sing Holdings Ltd.	2,328,600	615,037
UMS Holdings Ltd.(a)	3,179,659	1,329,718
United Engineers Ltd.	1,186,389	2,202,175
Wing Tai Holdings Ltd.	8,000	11,328
Yanlord Land Group Ltd.	3,531,100	3,160,632

Total Singapore		66,167,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
Spain - 2.0%
Almirall S.A.	108,332	$1,655,737
Applus Services S.A.	93,860	1,039,699
Atresmedia Corp. de Medios de Comunicacion S.A.	638,040	3,181,535
Bolsas y Mercados Espanoles SHMSF S.A.	213,612	5,938,713
Construcciones y Auxiliar de Ferrocarriles S.A.	19,390	802,397
Distribuidora Internacional de Alimentacion S.A.(a)	2,454,060	1,294,673
Ence Energia y Celulosa S.A.	810,004	5,078,868
Euskaltel S.A.(a)(b)	328,428	2,624,342
Faes Farma S.A.	487,724	1,655,899
Lar Espana Real Estate Socimi S.A.	210,240	1,790,502
Obrascon Huarte Lain S.A.(a)	1,689,627	1,259,336
Papeles y Cartones de Europa S.A.	157,060	3,012,733
Tecnicas Reunidas S.A.(a)	100,333	2,447,605

Total Spain		31,782,039

Sweden - 6.4%
Acando AB	673,754	2,211,434
AddTech AB Class B	86,439	1,542,396
AF AB Class B	113,099	2,046,175
Ahlsell AB(b)	816,656	4,799,063
Ahlstrom-Munksjo Oyj(a)	153,526	2,127,099
Alimak Group AB(b)	73,599	913,154
Arjo AB Class B	287,939	920,732
Atrium Ljungberg AB Class B	238,559	4,089,960
Attendo AB(b)	231,052	2,050,993
Avanza Bank Holding AB	40,711	1,945,124
Betsson AB*	431,262	3,550,943
Bilia AB Class A	390,896	3,652,863
BioGaia AB Class B	18,276	654,492
Bonava AB Class B	299,328	3,855,610
Bravida Holding AB(b)	218,963	1,513,947
Bulten AB(a)	144,492	1,437,448
Cloetta AB Class B	420,172	1,151,630
Coor Service Management Holding AB(b)	348,152	2,764,529
Duni AB	142,626	1,578,146
Dustin Group AB(b)	252,652	2,088,846
Evolution Gaming Group AB(b)	29,422	1,690,815
Granges AB	94,254	855,806
Hemfosa Fastigheter AB	336,452	2,652,650
HIQ International AB*	249,987	1,333,982
Holmen AB Class B	137,412	2,711,399
KNOW IT AB	64,082	1,110,214
Kungsleden AB	472,384	3,351,394
Loomis AB Class B	92,242	2,975,599
Mekonomen AB	197,462	2,037,906
Modern Times Group MTG AB Class B	132,492	4,378,616
Mycronic AB(a)	236,054	3,144,422
NetEnt AB*	530,213	2,185,835
New Wave Group AB Class B	264,304	1,413,064
Nobia AB	470,906	2,615,362
Nobina AB(b)	242,936	1,641,339
Nolato AB Class B	58,080	2,400,934
NP3 Fastigheter AB	203,156	1,397,781
Platzer Fastigheter Holding AB Class B	158,266	1,063,931
Resurs Holding AB(b)	650,021	4,010,461
Rottneros AB	757,448	703,979
Scandi Standard AB	214,056	1,494,506
SkiStar AB	49,808	1,162,918
Thule Group AB(b)	66,263	1,211,529
Wallenstam AB Class B	407,080	3,774,255
Wihlborgs Fastigheter AB	238,230	2,751,541

Total Sweden		98,964,822

Switzerland - 1.4%
Ascom Holding AG Registered Shares	130,298	1,794,935
Cembra Money Bank AG	104,918	8,285,521
EFG International AG*	413,705	2,413,069
Implenia AG Registered Shares	32,973	1,106,458
Oriflame Holding AG(a)	89,634	2,002,797
Panalpina Welttransport Holding AG Registered Shares(a)	37,754	5,017,015
Ypsomed Holding AG Registered Shares*	11,758	1,383,575

Total Switzerland		22,003,370

United Kingdom - 14.5%
A.G. Barr PLC	98,366	988,451
AA PLC	272,794	260,573
Aggreko PLC	475,536	4,436,937
Ascential PLC	193,815	930,597
Balfour Beatty PLC	382,374	1,214,070
BCA Marketplace PLC	1,300,423	3,643,681
Big Yellow Group PLC	265,759	2,956,541
Bodycote PLC	122,053	1,129,320
Bovis Homes Group PLC	176,548	1,937,770
Brewin Dolphin Holdings PLC	533,071	2,188,835
Britvic PLC	483,249	4,920,649
Card Factory PLC	1,910,840	4,219,941
CareTech Holdings PLC	212,824	929,710
Central Asia Metals PLC	501,004	1,387,821
Chesnara PLC	314,818	1,385,290
Civitas Social Housing PLC(a)	1,623,252	2,201,753
Clinigen Group PLC	83,204	799,003
Close Brothers Group PLC	26,354	483,328
CMC Markets PLC(b)	985,820	1,320,828
Coats Group PLC	1,077,668	1,118,602
Computacenter PLC	158,072	2,025,284
Concentric AB	72,125	974,591
ContourGlobal PLC(b)	317,792	728,532
Costain Group PLC	215,333	865,253
Countryside Properties PLC(b)	413,799	1,604,232
Cranswick PLC	69,909	2,343,430
Crest Nicholson Holdings PLC	1,007,283	4,210,397
Dairy Crest Group PLC	113,592	610,800
Dart Group PLC	37,208	365,836
De La Rue PLC	293,143	1,579,257
Devro PLC	489,596	998,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
DFS Furniture PLC	335,592	$777,031
Diploma PLC	133,227	2,053,102
Dixons Carphone PLC	3,002,716	4,592,934
Domino’s Pizza Group PLC	725,453	2,153,697
Drax Group PLC	621,847	2,841,639
Dunelm Group PLC	71,887	495,314
Elementis PLC	865,330	2,006,895
EMIS Group PLC	51,065	593,782
Epwin Group PLC	900,134	831,148
Equiniti Group PLC(b)	340,538	938,980
Essentra PLC	506,658	2,209,437
Eurocell PLC	189,096	515,382
Euromoney Institutional Investor PLC	105,530	1,551,010
FDM Group Holdings PLC	106,353	1,006,402
Ferrexpo PLC	754,316	1,869,996
Galliford Try PLC	370,378	2,938,774
Games Workshop Group PLC	105,332	4,078,185
Gamma Communications PLC	85,104	791,236
Genus PLC	52,780	1,442,554
Go-Ahead Group PLC (The)	124,066	2,414,399
Greene King PLC	771,980	5,191,262
Greggs PLC	90,812	1,464,232
Halfords Group PLC	566,884	1,841,058
Hastings Group Holdings PLC(b)	1,356,393	3,228,701
Headlam Group PLC	306,680	1,601,409
Helical PLC	143,907	584,663
Hill & Smith Holdings PLC	170,238	2,601,781
Hilton Food Group PLC	77,170	886,519
Huntsworth PLC	888,108	1,221,582
Ibstock PLC(b)	530,038	1,341,337
Inmarsat PLC	1,026,164	4,957,156
ITE Group PLC	2,140,558	1,731,146
J D Wetherspoon PLC	72,370	1,025,857
James Fisher & Sons PLC	64,491	1,424,233
James Halstead PLC	257,157	1,398,490
John Laing Group PLC(b)	393,481	1,663,776
John Menzies PLC	246,408	1,606,785
Johnson Service Group PLC	549,083	818,195
Jupiter Fund Management PLC	1,577,016	5,929,054
Just Group PLC	1,159,572	1,354,992
Kcom Group PLC	1,695,725	1,576,563
Keller Group PLC	110,892	696,980
Kier Group PLC(a)	358,196	1,861,289
Lookers PLC	1,255,326	1,477,275
M&C Saatchi PLC(a)	119,274	439,012
Marshalls PLC	250,964	1,485,630
Marston’s PLC	3,071,462	3,679,060
McBride PLC*	524,884	835,615
McColl’s Retail Group PLC	220,723	156,018
Microgen PLC	20,340	88,466
Millennium & Copthorne Hotels PLC	169,715	1,010,497
MJ Gleeson PLC	109,140	895,164
Moneysupermarket.com Group PLC	86,441	303,301
Morgan Advanced Materials PLC	353,471	1,184,875
Morgan Sindall Group PLC	45,128	605,787
N Brown Group PLC	1,156,971	1,388,791
National Express Group PLC	994,919	4,739,061
NCC Group PLC	228,054	509,158
Northgate PLC	297,777	1,440,387
Numis Corp. PLC	294,932	899,623
OneSavings Bank PLC	296,423	1,321,335
Oxford Instruments PLC	55,186	639,592
Pagegroup PLC	1,106,967	6,355,527
PayPoint PLC	146,326	1,507,659
Photo-Me International PLC	1,645,637	1,871,623
Polar Capital Holdings PLC	149,608	899,352
Polypipe Group PLC	274,561	1,144,855
PZ Cussons PLC	854,536	2,315,981
QinetiQ Group PLC	587,820	2,144,126
Rank Group PLC	951,487	1,669,879
Redde PLC	1,004,694	2,175,283
Renewi PLC	2,162,517	907,503
Restaurant Group PLC (The)(a)	1,353,897	2,458,885
RPS Group PLC	452,479	783,737
RWS Holdings PLC(a)	395,459	2,412,515
Safestore Holdings PLC	245,188	1,581,655
Saga PLC	3,810,716	5,028,047
Savills PLC	174,796	1,573,924
Senior PLC	260,435	628,221
SIG PLC	1,004,444	1,404,627
Smart Metering Systems PLC	16,668	111,449
Spirent Communications PLC	850,687	1,282,787
St. Modwen Properties PLC	201,651	1,017,018
Stagecoach Group PLC	2,436,100	4,110,967
SThree PLC	234,225	854,655
Stock Spirits Group PLC	450,391	1,193,125
Synthomer PLC	400,314	1,822,168
TalkTalk Telecom Group PLC(a)	725,863	1,052,959
TBC Bank Group PLC	81,575	1,581,265
Ted Baker PLC	59,561	1,175,782
Telecom Plus PLC	125,647	2,291,544
TT Electronics PLC	232,088	578,760
Tyman PLC	386,269	1,156,087
U & I Group PLC	299,193	796,399
Ultra Electronics Holdings PLC	102,582	1,698,429
Vertu Motors PLC	1,316,198	590,899
Vesuvius PLC	573,577	3,700,021
Volution Group PLC	174,327	318,603
WH Smith PLC	150,800	3,303,412
Wincanton PLC	32,612	100,929
XPS Pensions Group PLC	117,872	245,449

Total United Kingdom		225,813,948

TOTAL COMMON STOCKS (Cost: $1,585,026,415)		1,540,520,909

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/3/19* (Cost: $54,533)	475,812	55,706

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	111,246	5,936,087
WisdomTree Japan SmallCap Dividend Fund(a)(c)	75,934	4,889,390

TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,282,826)		10,825,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(d) (Cost: $45,848,555)(e)	45,848,555	$45,848,555

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $1,643,212,329)		1,597,250,647
Other Assets less Liabilities - (2.5)%		(38,723,371)

NET ASSETS - 100.0%		$1,558,527,276

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(e)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $91,518,760 and the total market value of the collateral held by the Fund was $98,099,074. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $52,250,519.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2019	700,000	USD	548,654	GBP	$1,235	$—

CURRENCY LEGEND

GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 102.1%

Japan - 102.1%

Air Freight & Logistics - 0.0%
AIT Corp.	65,900	$555,598
Kintetsu World Express, Inc.	82,200	1,215,225

Total Air Freight & Logistics		1,770,823

Airlines - 0.6%
Japan Airlines Co., Ltd.	588,200	20,860,285

Auto Components - 6.5%
Ahresty Corp.	89,900	509,664
Aisan Industry Co., Ltd.	82,100	554,492
Aisin Seiki Co., Ltd.	510,408	17,771,121
Bridgestone Corp.	1,788,585	69,055,699
Daido Metal Co., Ltd.	7,300	51,699
Daikyonishikawa Corp.	82,500	813,608
Denso Corp.	1,208,179	53,881,601
Eagle Industry Co., Ltd.	125,600	1,461,889
Exedy Corp.	82,100	2,013,682
FCC Co., Ltd.	82,100	1,928,375
Futaba Industrial Co., Ltd.	73,800	370,631
G-Tekt Corp.	55,100	735,236
H-One Co., Ltd.	75,400	674,865
Kasai Kogyo Co., Ltd.	81,700	611,363
Keihin Corp.	65,800	1,105,913
Koito Manufacturing Co., Ltd.	82,601	4,276,295
KYB Corp.(a)	18,700	452,693
Mitsuba Corp.	82,600	466,020
Musashi Seimitsu Industry Co., Ltd.	114,600	1,606,479
NGK Spark Plug Co., Ltd.	262,064	5,235,786
NHK Spring Co., Ltd.	310,600	2,731,887
Nichirin Co., Ltd.	60,700	1,038,453
Nifco, Inc.	115,290	2,732,115
Nippon Piston Ring Co., Ltd.	29,400	499,223
Nissin Kogyo Co., Ltd.	158,600	2,020,898
NOK Corp.(a)	232,500	3,254,979
Pacific Industrial Co., Ltd.	143,300	1,917,371
Piolax, Inc.	75,800	1,523,392
Press Kogyo Co., Ltd.	29,600	145,687
Riken Corp.	33,900	1,548,002
Sanoh Industrial Co., Ltd.	81,600	410,547
Shoei Co., Ltd.(a)	31,700	1,082,044
Showa Corp.	34,100	402,493
Stanley Electric Co., Ltd.	112,607	3,171,450
Sumitomo Electric Industries Ltd.	1,396,283	18,606,077
Sumitomo Riko Co., Ltd.	142,000	1,179,073
Sumitomo Rubber Industries Ltd.(a)	472,491	5,598,490
T. RAD Co., Ltd.	20,500	430,497
Tachi-S Co., Ltd.	82,500	1,079,046
Taiho Kogyo Co., Ltd.	123,900	1,080,730
Tokai Rika Co., Ltd.	221,014	3,674,334
Topre Corp.	82,100	1,639,531
Toyo Tire & Rubber Co., Ltd.(a)	233,700	2,928,838
Toyoda Gosei Co., Ltd.	153,100	3,035,068
Toyota Boshoku Corp.	256,336	3,834,001
TPR Co., Ltd.	64,294	1,313,833
TS Tech Co., Ltd.	82,332	2,266,259
Unipres Corp.	81,700	1,385,806
Yokohama Rubber Co., Ltd. (The)	274,100	5,158,971
Yorozu Corp.	82,500	1,039,944

Total Auto Components		240,306,150

Automobiles - 13.6%
Honda Motor Co., Ltd.	3,289,947	86,795,348
Isuzu Motors Ltd.	1,173,100	16,556,946
Mazda Motor Corp.	921,515	9,533,059
Mitsubishi Motors Corp.	1,751,101	9,608,192
Nissan Motor Co., Ltd.	13,349,504	107,109,952
Subaru Corp.	2,103,667	45,250,459
Suzuki Motor Corp.	380,036	19,283,237
Toyota Motor Corp.	3,268,370	190,832,413
Yamaha Motor Co., Ltd.(a)	665,700	13,099,816

Total Automobiles		498,069,422

Banks - 9.4%
Mitsubishi UFJ Financial Group, Inc.	26,191,122	128,407,278
Mizuho Financial Group, Inc.	64,177,844	99,617,070
Sumitomo Mitsui Financial Group, Inc.	3,511,300	116,653,953

Total Banks		344,678,301

Beverages - 1.3%
Asahi Group Holdings Ltd.	401,000	15,602,871
Kirin Holdings Co., Ltd.	917,045	19,211,848
Suntory Beverage & Food Ltd.	249,000	11,256,802
Takara Holdings, Inc.	146,200	1,782,943

Total Beverages		47,854,464

Building Products - 1.6%
AGC, Inc.	372,447	11,643,742
Aica Kogyo Co., Ltd.	82,100	2,753,753
Central Glass Co., Ltd.	82,700	1,632,668
Daikin Industries Ltd.	209,449	22,326,082
LIXIL Group Corp.	544,200	6,755,689
Nitto Boseki Co., Ltd.	82,400	1,348,111
Noritz Corp.	47,200	675,423
Okabe Co., Ltd.	111,200	887,857
Sanwa Holdings Corp.	392,931	4,473,142
TOTO Ltd.	142,200	4,938,085

Total Building Products		57,434,552

Capital Markets - 1.1%
GCA Corp.	115,600	697,509
Monex Group, Inc.(a)	143,096	482,573
Nomura Holdings, Inc.	7,971,245	30,572,847
SBI Holdings, Inc.	393,300	7,739,459

Total Capital Markets		39,492,388

Chemicals - 7.3%
ADEKA Corp.	81,600	1,184,786
Arakawa Chemical Industries Ltd.	61,700	737,262
Asahi Kasei Corp.	2,190,722	22,563,149
Chugoku Marine Paints Ltd.	22,900	189,311
Daicel Corp.	555,542	5,726,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,600	$1,256,756
Denka Co., Ltd.	121,715	3,450,154
DIC Corp.	195,253	5,997,381
Fujimi, Inc.	78,700	1,512,813
Fujimori Kogyo Co., Ltd.	36,300	976,360
Hitachi Chemical Co., Ltd.	332,315	5,027,962
JCU Corp.	26,600	337,728
JSP Corp.	51,000	997,548
JSR Corp.	374,300	5,646,142
Kaneka Corp.	86,400	3,102,730
Kansai Paint Co., Ltd.	217,300	4,186,959
KH Neochem Co., Ltd.	32,000	671,412
Kumiai Chemical Industry Co., Ltd.	27,300	161,240
Kuraray Co., Ltd.	547,637	7,736,748
Kureha Corp.	75,900	4,213,016
Lintec Corp.	82,447	1,777,215
Mitsubishi Chemical Holdings Corp.	3,311,963	25,133,668
Mitsubishi Gas Chemical Co., Inc.	347,682	5,244,622
Mitsui Chemicals, Inc.	387,315	8,768,997
Moriroku Holdings Co., Ltd.	76,600	1,885,066
Nihon Nohyaku Co., Ltd.(a)	161,700	751,647
Nihon Parkerizing Co., Ltd.	99,000	1,147,774
Nippon Fine Chemical Co., Ltd.	70,800	663,377
Nippon Kayaku Co., Ltd.	232,300	2,966,343
Nippon Paint Holdings Co., Ltd.(a)	190,400	6,525,124
Nippon Shokubai Co., Ltd.	71,200	4,549,168
Nippon Soda Co., Ltd.	82,100	2,012,934
Nissan Chemical Corp.	107,653	5,651,746
Nitto Denko Corp.	213,574	10,790,144
NOF Corp.	82,200	2,813,298
Okamoto Industries, Inc.	34,200	1,798,605
Osaka Soda Co., Ltd.	74,800	1,675,782
Riken Technos Corp.	207,800	861,769
Sakata INX Corp.	107,600	1,190,597
Sanyo Chemical Industries Ltd.	82,500	3,812,378
Shikoku Chemicals Corp.	73,700	691,893
Shin-Etsu Chemical Co., Ltd.	384,379	29,905,292
Showa Denko K.K.(a)	83,231	2,480,658
Sumitomo Bakelite Co., Ltd.	82,200	2,847,013
Sumitomo Chemical Co., Ltd.	3,682,085	17,887,721
Sumitomo Seika Chemicals Co., Ltd.	16,800	646,183
T Hasegawa Co., Ltd.(a)	23,400	332,503
Taiyo Holdings Co., Ltd.	82,526	2,328,013
Taiyo Nippon Sanso Corp.	393,853	6,447,250
Takasago International Corp.	26,200	804,758
Tayca Corp.	59,600	881,655
Teijin Ltd.	359,700	5,760,314
Tokai Carbon Co., Ltd.(a)	82,400	937,294
Tokuyama Corp.	31,100	686,261
Tokyo Ohka Kogyo Co., Ltd.	31,000	834,371
Toray Industries, Inc.	1,716,718	12,079,536
Tosoh Corp.	653,707	8,532,183
Toyo Ink SC Holdings Co., Ltd.	154,500	3,441,626
Toyobo Co., Ltd.	53,051	724,818
Ube Industries Ltd.	173,500	3,532,780
Zeon Corp.	204,900	1,878,771

Total Chemicals		269,357,424

Commercial Services & Supplies - 0.1%
Inui Global Logistics Co., Ltd.	81,800	588,999
Mitsubishi Pencil Co., Ltd.	74,000	1,465,634
Pilot Corp.	26,800	1,301,955
Sato Holdings Corp.	43,900	1,044,333

Total Commercial Services & Supplies		4,400,921

Construction & Engineering - 0.9%
JGC Corp.	212,300	2,993,466
Kajima Corp.	920,900	12,405,689
Obayashi Corp.	1,110,800	10,063,667
Penta-Ocean Construction Co., Ltd.	382,600	2,123,715
Taikisha Ltd.	81,900	2,184,945
Toshiba Plant Systems & Services Corp.	82,200	1,515,660

Total Construction & Engineering		31,287,142

Construction Materials - 0.1%
Krosaki Harima Corp.	21,400	1,293,187
Taiheiyo Cement Corp.	116,600	3,608,048

Total Construction Materials		4,901,235

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	82,300	306,051

Containers & Packaging - 0.1%
Fuji Seal International, Inc.	82,482	2,916,923

Electrical Equipment - 1.9%
Chiyoda Integre Co., Ltd.	32,142	577,715
Daihen Corp.	50,600	1,019,702
Denyo Co., Ltd.	42,100	516,873
Fuji Electric Co., Ltd.	164,773	4,873,430
Fujikura Ltd.	74,577	297,044
Furukawa Electric Co., Ltd.	82,881	2,086,472
GS Yuasa Corp.	93,784	1,921,582
Idec Corp.	7,800	134,011
Mabuchi Motor Co., Ltd.	85,000	2,610,855
Mitsubishi Electric Corp.	3,653,014	40,503,956
Nidec Corp.	98,758	11,229,149
Nippon Carbon Co., Ltd.(a)	30,600	1,122,590
Nissin Electric Co., Ltd.	21,600	158,090
Sanyo Denki Co., Ltd.	11,900	386,128
Tatsuta Electric Wire and Cable Co., Ltd.	115,000	504,170

Total Electrical Equipment		67,941,767

Electronic Equipment, Instruments & Components - 4.1%
Ai Holdings Corp.	67,400	1,193,007
Alps Electric Co., Ltd.	163,700	3,185,522
Amano Corp.	81,633	1,583,330
Anritsu Corp.	82,500	1,147,473
Canon Electronics, Inc.	82,100	1,436,741
Citizen Watch Co., Ltd.	619,985	3,062,771
Dexerials Corp.	30,500	224,618
ESPEC Corp.	55,100	943,151
Excel Co., Ltd.	37,900	686,390
Hakuto Co., Ltd.	82,219	846,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
Hamamatsu Photonics K.K.	82,400	$2,775,081
Hirose Electric Co., Ltd.	82,160	8,065,107
Hitachi High-Technologies Corp.	156,119	4,916,294
Hitachi Ltd.	1,147,605	30,704,958
Horiba Ltd.	73,100	2,991,560
Ibiden Co., Ltd.	179,901	2,538,274
Iriso Electronics Co., Ltd.	25,800	957,080
Japan Aviation Electronics Industry Ltd.	49,800	577,365
Kaga Electronics Co., Ltd.	62,800	1,129,330
Keyence Corp.	14,220	7,216,603
Koa Corp.	9,100	107,327
Kyosan Electric Manufacturing Co., Ltd.	82,500	317,322
Macnica Fuji Electronics Holdings, Inc.	81,900	1,007,001
Marubun Corp.	82,400	510,705
Murata Manufacturing Co., Ltd.	216,056	29,450,098
Nippon Electric Glass Co., Ltd.	201,860	4,954,737
Oki Electric Industry Co., Ltd.	60,730	719,029
Omron Corp.	186,600	6,803,081
Optex Group Co., Ltd.(a)	48,000	746,370
Osaki Electric Co., Ltd.	82,300	498,083
Riken Keiki Co., Ltd.	38,300	707,249
Ryoden Corp.	50,400	648,633
Ryosan Co., Ltd.	82,345	2,200,570
Sanshin Electronics Co., Ltd.	82,154	1,478,869
Satori Electric Co., Ltd.	82,200	654,813
Shimadzu Corp.	160,000	3,170,396
Siix Corp.(a)	82,100	1,070,072
Sumida Corp.(a)	82,500	952,718
Taiyo Yuden Co., Ltd.	63,500	946,871
TDK Corp.	87,768	6,175,719
Topcon Corp.	75,800	1,010,759
UKC Holdings Corp.	82,400	1,378,152
Vitec Holdings Co., Ltd.	74,900	1,240,426
Yaskawa Electric Corp.(a)	171,800	4,224,731
Yokogawa Electric Corp.	248,238	4,301,148

Total Electronic Equipment, Instruments & Components		151,456,341

Energy Equipment & Services - 0.0%
Modec, Inc.	82,500	1,709,178

Entertainment - 1.4%
Capcom Co., Ltd.	101,300	2,005,410
GungHo Online Entertainment, Inc.(a)	657,700	1,198,925
Koei Tecmo Holdings Co., Ltd.	151,640	2,509,942
Konami Holdings Corp.	104,400	4,572,228
Nintendo Co., Ltd.	142,400	38,009,242
Square Enix Holdings Co., Ltd.	78,800	2,145,337
Toei Animation Co., Ltd.	34,000	1,253,520

Total Entertainment		51,694,604

Food & Staples Retailing - 1.3%
Ministop Co., Ltd.	82,100	1,540,755
Nishimoto Co., Ltd.	17,400	708,116
Seven & I Holdings Co., Ltd.	1,044,324	45,527,063

Total Food & Staples Retailing		47,775,934

Food Products - 1.0%
Ajinomoto Co., Inc.	532,013	9,489,581
Ariake Japan Co., Ltd.	12,300	800,456
Fuji Oil Holdings, Inc.	78,600	2,514,570
Kagome Co., Ltd.	21,500	564,567
Kikkoman Corp.	96,700	5,208,923
Nippon Suisan Kaisha Ltd.	237,900	1,331,364
Nisshin Oillio Group Ltd. (The)	82,281	2,351,100
Nissin Foods Holdings Co., Ltd.	82,400	5,182,154
Sakata Seed Corp.	60,439	1,856,441
Toyo Suisan Kaisha Ltd.	82,400	2,880,226
Yakult Honsha Co., Ltd.	77,887	5,480,451

Total Food Products		37,659,833

Health Care Equipment & Supplies - 1.3%
Asahi Intecc Co., Ltd.	40,800	1,725,489
Hoya Corp.	288,857	17,415,933
Jeol Ltd.	77,500	1,170,464
Nakanishi, Inc.	82,100	1,397,829
Nihon Kohden Corp.	74,900	2,437,160
Nikkiso Co., Ltd.	82,100	690,683
Nipro Corp.	229,500	2,813,449
Olympus Corp.	149,400	4,595,771
Sysmex Corp.	75,160	3,614,311
Terumo Corp.	190,756	10,821,358

Total Health Care Equipment & Supplies		46,682,447

Health Care Providers & Services - 0.0%
Miraca Holdings, Inc.	60,400	1,366,384

Health Care Technology - 0.0%
M3, Inc.	97,500	1,309,894

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	4,800	82,074

Household Durables - 2.3%
Casio Computer Co., Ltd.	469,657	5,582,033
Foster Electric Co., Ltd.	12,996	150,079
Fujitsu General Ltd.	82,500	1,058,743
Nikon Corp.	548,000	8,166,431
Panasonic Corp.	3,030,770	27,364,360
Rinnai Corp.	60,800	4,012,141
Sekisui Chemical Co., Ltd.	685,400	10,189,011
Sharp Corp.	49,800	500,201
Sony Corp.	406,600	19,737,972
Sumitomo Forestry Co., Ltd.	301,500	3,957,162
Tamron Co., Ltd.	82,600	1,181,990
Toa Corp.	82,300	745,625
Zojirushi Corp.(a)	59,700	525,092

Total Household Durables		83,170,840

Household Products - 0.4%
Lion Corp.	147,700	3,055,909
Pigeon Corp.	84,400	3,615,549
Unicharm Corp.	227,300	7,373,292

Total Household Products		14,044,750

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	316,100	7,508,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	285,324	$2,161,092

Insurance - 2.6%
Dai-ichi Life Holdings, Inc.	1,890,900	29,609,135
Tokio Marine Holdings, Inc.	1,404,800	67,042,180

Total Insurance		96,651,315

Internet & Direct Marketing Retail - 0.1%
Rakuten, Inc.	572,600	3,841,167

IT Services - 0.7%
Fujitsu Ltd.	217,632	13,581,792
NTT Data Corp.	1,026,500	11,274,051

Total IT Services		24,855,843

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	387,000	17,372,055
Mizuno Corp.	57,700	1,225,892
Shimano, Inc.	79,800	11,288,301
Yamaha Corp.	123,207	5,255,514

Total Leisure Products		35,141,762

Machinery - 7.9%
Aida Engineering Ltd.	82,500	542,155
Amada Holdings Co., Ltd.	910,593	8,200,026
Anest Iwata Corp.	82,200	744,719
Asahi Diamond Industrial Co., Ltd.	7,200	40,031
Bando Chemical Industries Ltd.	81,900	777,832
CKD Corp.	46,800	398,407
Daifuku Co., Ltd.	110,700	5,065,069
DMG Mori Co., Ltd.(a)	177,300	2,005,462
Ebara Corp.	81,631	1,838,492
FANUC Corp.	330,989	50,290,176
Fujitec Co., Ltd.	82,200	884,822
Furukawa Co., Ltd.	82,500	945,951
Glory Ltd.	81,700	1,842,280
Harmonic Drive Systems, Inc.(a)	22,000	603,564
Hino Motors Ltd.	794,710	7,533,139
Hitachi Construction Machinery Co., Ltd.	301,700	7,072,619
Hitachi Zosen Corp.	70,200	213,706
Hokuetsu Industries Co., Ltd.	82,500	788,042
Hoshizaki Corp.	50,369	3,066,718
IHI Corp.	147,400	4,070,747
Iseki & Co., Ltd.	80,900	1,162,087
Japan Steel Works Ltd. (The)	38,200	616,618
JTEKT Corp.	560,278	6,260,774
Juki Corp.	82,100	832,861
Kawasaki Heavy Industries Ltd.	175,751	3,767,638
Kito Corp.	82,000	1,125,571
Kitz Corp.	196,000	1,532,771
Komatsu Ltd.	1,569,606	33,841,343
Kubota Corp.	1,370,802	19,509,705
Kurita Water Industries Ltd.	105,000	2,549,515
Makino Milling Machine Co., Ltd.	40,800	1,446,584
Makita Corp.	222,138	7,906,384
Max Co., Ltd.	82,500	1,025,657
Meidensha Corp.	81,000	1,021,036
MINEBEA MITSUMI, Inc.	393,601	5,704,102
MISUMI Group, Inc.	115,800	2,447,616
Mitsubishi Heavy Industries Ltd.	595,219	21,461,845
Mitsuboshi Belting Ltd.	73,500	1,419,555
Miura Co., Ltd.	55,600	1,269,453
Nabtesco Corp.	171,000	3,734,366
Nachi-Fujikoshi Corp.	49,400	1,722,235
NGK Insulators Ltd.	418,575	5,688,332
Nissei ASB Machine Co., Ltd.(a)	31,500	1,006,312
Nitta Corp.	82,100	2,428,241
Nitto Kohki Co., Ltd.	58,200	1,121,404
NSK Ltd.	1,150,666	9,952,896
NTN Corp.	1,165,400	3,377,817
Obara Group, Inc.	67,000	2,390,785
Oiles Corp.	82,200	1,333,601
OKUMA Corp.	73,500	3,523,766
Organo Corp.	27,500	655,950
OSG Corp.	114,324	2,220,521
Ryobi Ltd.	82,300	1,975,830
Shibuya Corp.	25,100	807,574
Shima Seiki Manufacturing Ltd.	44,400	1,297,015
Shinmaywa Industries Ltd.	82,100	1,002,725
SMC Corp.	56,151	17,011,888
Sodick Co., Ltd.	9,800	61,543
Star Micronics Co., Ltd.(a)	73,900	1,004,283
Sumitomo Heavy Industries Ltd.	185,837	5,547,247
Tadano Ltd.	13,700	124,744
Takeuchi Manufacturing Co., Ltd.	12,800	197,632
THK Co., Ltd.	152,579	2,867,592
Toshiba Machine Co., Ltd.(a)	67,000	1,199,973
Tsubaki Nakashima Co., Ltd.(a)	82,300	1,215,953
Tsubakimoto Chain Co.	82,200	2,708,408
Tsugami Corp.	26,000	151,903
Union Tool Co.	35,700	951,436
YAMABIKO Corp.	75,600	704,217
Yushin Precision Equipment Co., Ltd.	82,500	636,148

Total Machinery		290,447,409

Marine - 0.2%
Iino Kaiun Kaisha Ltd.	386,500	1,412,628
Nippon Yusen K.K.	146,000	2,250,248
NS United Kaiun Kaisha Ltd.	81,700	2,201,950

Total Marine		5,864,826

Media - 0.4%
Dentsu, Inc.	316,400	14,145,213

Metals & Mining - 2.8%
Aichi Steel Corp.	33,000	1,033,177
Daido Steel Co., Ltd.	82,300	3,244,292
Daiki Aluminium Industry Co., Ltd.	62,200	321,446
Dowa Holdings Co., Ltd.	84,500	2,541,585
Hitachi Metals Ltd.	612,818	6,423,376
JFE Holdings, Inc.	1,450,862	23,234,421
Kobe Steel Ltd.	649,800	4,524,880
Kyoei Steel Ltd.	79,800	1,207,383
Maruichi Steel Tube Ltd.	82,400	2,602,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
Mitsubishi Materials Corp.	238,000	$6,279,998
Mitsui Mining & Smelting Co., Ltd.	27,800	576,955
Nippon Light Metal Holdings Co., Ltd.	296,700	603,054
Nippon Steel & Sumitomo Metal Corp.	2,024,732	34,925,081
Sanyo Special Steel Co., Ltd.	70,700	1,499,512
Sumitomo Metal Mining Co., Ltd.	421,000	11,310,190
Topy Industries Ltd.	53,300	1,093,545
UACJ Corp.(a)	65,700	1,289,269

Total Metals & Mining		102,710,506

Multiline Retail - 0.2%
Ryohin Keikaku Co., Ltd.	28,700	6,945,130

Oil, Gas & Consumable Fuels - 0.3%
Idemitsu Kosan Co., Ltd.	291,000	9,574,899

Paper & Forest Products - 0.1%
Hokuetsu Corp.	28,700	130,532
Oji Holdings Corp.	938,600	4,833,514

Total Paper & Forest Products		4,964,046

Personal Products - 1.1%
Kao Corp.	403,580	29,993,996
Kose Corp.	31,700	4,986,939
Mandom Corp.	82,000	2,249,647
Shiseido Co., Ltd.	76,322	4,794,342

Total Personal Products		42,024,924

Pharmaceuticals - 7.8%
Astellas Pharma, Inc.	2,724,504	34,802,829
Chugai Pharmaceutical Co., Ltd.	381,800	22,201,923
Daiichi Sankyo Co., Ltd.	806,521	25,809,554
Eisai Co., Ltd.	361,277	27,995,963
Hisamitsu Pharmaceutical Co., Inc.	78,600	4,348,558
Kyowa Hakko Kirin Co., Ltd.	410,970	7,780,018
Mitsubishi Tanabe Pharma Corp.	1,256,100	18,100,479
Ono Pharmaceutical Co., Ltd.	611,700	12,516,670
Otsuka Holdings Co., Ltd.	669,600	27,421,162
Rohto Pharmaceutical Co., Ltd.	57,400	1,569,521
Santen Pharmaceutical Co., Ltd.	310,700	4,491,366
Shionogi & Co., Ltd.	297,677	17,014,378
Sumitomo Dainippon Pharma Co., Ltd.	297,600	9,480,126
Takeda Pharmaceutical Co., Ltd.(a)	2,106,363	71,130,428
ZERIA Pharmaceutical Co., Ltd.	82,400	1,481,796

Total Pharmaceuticals		286,144,771

Professional Services - 0.5%
Outsourcing, Inc.(a)	64,800	623,696
Recruit Holdings Co., Ltd.	796,100	19,319,293

Total Professional Services		19,942,989

Road & Rail - 0.2%
Hitachi Transport System Ltd.	82,200	2,337,547
Nippon Express Co., Ltd.	81,800	4,562,877

Total Road & Rail		6,900,424

Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp.	179,900	3,679,493
Disco Corp.	67,300	7,882,286
Lasertec Corp.	53,000	1,353,561
MegaChips Corp.(a)	35,800	759,953
NuFlare Technology, Inc.	18,200	826,933
Optorun Co., Ltd.(a)	9,100	139,343
SCREEN Holdings Co., Ltd.	54,760	2,298,408
Shinko Electric Industries Co., Ltd.	70,359	448,902
SUMCO Corp.(a)	156,300	1,747,984
Tokyo Electron Ltd.	359,753	41,036,402
Tokyo Seimitsu Co., Ltd.	82,100	2,075,043
Ulvac, Inc.(a)	31,300	910,058

Total Semiconductors & Semiconductor Equipment		63,158,366

Software - 0.3%
Trend Micro, Inc.	216,008	11,753,796

Specialty Retail - 1.0%
ABC-Mart, Inc.(a)	82,200	4,555,220
Fast Retailing Co., Ltd.	58,600	30,107,843
Sanrio Co., Ltd.	124,600	2,441,690
VT Holdings Co., Ltd.	238,000	887,226

Total Specialty Retail		37,991,979

Technology Hardware, Storage & Peripherals - 4.7%
Brother Industries Ltd.	408,043	6,065,881
Canon, Inc.(a)	3,695,097	101,070,830
FUJIFILM Holdings Corp.	565,695	22,016,294
Konica Minolta, Inc.	916,638	8,296,236
Maxell Holdings Ltd.	6,400	84,349
MCJ Co., Ltd.	59,800	361,367
NEC Corp.	365,300	10,870,934
Ricoh Co., Ltd.	714,478	7,013,561
Riso Kagaku Corp.	73,700	1,135,913
Roland DG Corp.	61,100	1,175,054
Seiko Epson Corp.	809,700	11,424,287
Toshiba TEC Corp.	82,800	1,934,251
Wacom Co., Ltd.	46,200	192,017

Total Technology Hardware, Storage & Peripherals		171,640,974

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	238,392	3,052,826
Descente Ltd.	68,481	1,127,254
Gunze Ltd.	24,100	912,687
Kurabo Industries Ltd.	17,947	405,838
Onward Holdings Co., Ltd.	18,800	101,270
Seiko Holdings Corp.	82,300	1,585,015
Seiren Co., Ltd.	82,110	1,339,624
Wacoal Holdings Corp.	81,600	2,114,467

Total Textiles, Apparel & Luxury Goods		10,638,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Investments	Shares	Value
Tobacco - 3.7%
Japan Tobacco, Inc.	5,725,231	$136,536,179

Trading Companies & Distributors - 7.2%
Alconix Corp.(a)	73,900	732,163
Daiichi Jitsugyo Co., Ltd.	30,000	962,494
Hanwa Co., Ltd.	82,100	2,116,948
Inabata & Co., Ltd.	83,086	1,060,962
ITOCHU Corp.	3,584,294	60,993,273
Japan Pulp & Paper Co., Ltd.	25,800	987,650
Marubeni Corp.	4,069,278	28,647,955
Mitsubishi Corp.	3,577,200	98,465,515
Nagase & Co., Ltd.	230,400	3,181,479
Nippon Steel & Sumikin Bussan Corp.	82,100	3,393,551
Sanyo Trading Co., Ltd.	33,100	559,636
Shinsho Corp.	32,500	719,523
Sojitz Corp.	2,327,921	8,105,235
Sumitomo Corp.	2,698,277	38,402,767
Toyota Tsusho Corp.	549,510	16,252,654

Total Trading Companies & Distributors		264,581,805

Transportation Infrastructure - 0.0%
Nissin Corp.	63,500	1,035,424

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	385,600	25,673,865

TOTAL COMMON STOCKS (Cost: $4,278,768,930)		3,751,365,961

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $31,142,389)(c)	31,142,389	31,142,389

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $4,309,911,319)		3,782,508,350
Other Assets less Liabilities - (2.9)%		(108,062,376)

NET ASSETS - 100.0%		$3,674,445,974

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $188,689,630. The Fund also had securities on loan having a total market value of $423,372 that were sold and pending settlement. The total market value of the collateral held by the Fund was $199,179,583. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $168,037,194.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	1/8/2019	4,642,792,520	JPY	42,122,462	USD	$197,791	$—
Bank of America N.A.	1/8/2019	2,906,576,272	JPY	26,326,539	USD	167,654	—
Bank of America N.A.	1/8/2019	26,956,563,208	JPY	245,722,222	USD	—	(6,187)
Bank of America N.A.	1/8/2019	276,379,923	USD	31,275,428,466	JPY	—	(8,703,683)
Bank of America N.A.	2/5/2019	220,593,218	USD	24,147,104,252	JPY	—	(1,779)
Bank of Montreal	1/8/2019	27,022,072,753	JPY	245,722,222	USD	590,949	—
Bank of Montreal	1/8/2019	276,379,923	USD	31,277,224,936	JPY	—	(8,720,059)
Bank of Montreal	2/5/2019	220,593,218	USD	24,206,134,997	JPY	—	(541,052)
Barclays Bank PLC	1/8/2019	27,012,243,864	JPY	245,722,222	USD	501,356	—
Barclays Bank PLC	1/8/2019	276,379,923	USD	31,273,493,807	JPY	—	(8,686,049)
Barclays Bank PLC	2/5/2019	220,593,218	USD	24,197,090,675	JPY	—	(458,428)
Canadian Imperial Bank of Commerce	1/8/2019	27,026,987,197	JPY	245,722,222	USD	635,745	—
Canadian Imperial Bank of Commerce	1/8/2019	276,379,923	USD	31,272,664,667	JPY	—	(8,678,491)
Canadian Imperial Bank of Commerce	2/5/2019	220,593,218	USD	24,210,436,565	JPY	—	(580,349)
Citibank N.A.	1/8/2019	2,685,445,970	JPY	23,693,885	USD	784,649	—
Citibank N.A.	1/8/2019	2,729,143,033	JPY	24,732,977	USD	143,867	—
Citibank N.A.	1/8/2019	26,520,733,303	JPY	239,571,505	USD	2,171,827	—
Citibank N.A.	1/8/2019	26,955,899,758	JPY	245,722,222	USD	—	(12,235)
Citibank N.A.	1/8/2019	276,379,923	USD	31,274,322,946	JPY	—	(8,693,606)
Citibank N.A.	2/5/2019	220,593,218	USD	24,146,398,354	JPY	4,670	—
Commonwealth Bank of Australia	1/8/2019	27,024,038,531	JPY	245,722,222	USD	608,868	—
Commonwealth Bank of Australia	1/8/2019	276,379,923	USD	31,281,425,910	JPY	—	(8,758,352)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2018

Commonwealth Bank of Australia	2/5/2019	220,593,218	USD	24,207,877,683	JPY	$—	$(556,972)
Credit Suisse International	1/8/2019	4,421,397,485	JPY	39,489,809	USD	812,371	—
Credit Suisse International	1/8/2019	5,323,385,702	JPY	47,387,770	USD	1,136,265	—
Credit Suisse International	1/8/2019	2,320,343,198	JPY	21,061,231	USD	89,296	—
Credit Suisse International	1/8/2019	27,021,753,314	JPY	245,722,222	USD	588,037	—
Credit Suisse International	1/8/2019	276,379,923	USD	31,268,104,398	JPY	—	(8,636,923)
Credit Suisse International	2/5/2019	220,593,218	USD	24,206,134,997	JPY	—	(541,052)
Goldman Sachs	1/8/2019	27,007,329,420	JPY	245,722,222	USD	456,560	—
Goldman Sachs	2/5/2019	220,593,218	USD	24,192,678,811	JPY	—	(418,123)
HSBC Holdings PLC	1/8/2019	27,028,215,808	JPY	245,722,222	USD	646,944	—
HSBC Holdings PLC	1/8/2019	276,379,923	USD	31,270,039,058	JPY	—	(8,654,558)
HSBC Holdings PLC	2/5/2019	220,593,218	USD	24,210,767,455	JPY	—	(583,371)
JP Morgan Chase Bank N.A.	1/8/2019	27,021,999,036	JPY	245,722,222	USD	590,277	—
JP Morgan Chase Bank N.A.	1/8/2019	276,379,923	USD	31,266,556,671	JPY	—	(8,622,815)
JP Morgan Chase Bank N.A.	2/5/2019	220,593,218	USD	24,205,804,107	JPY	—	(538,029)
Morgan Stanley & Co. International	1/8/2019	27,022,318,475	JPY	245,722,222	USD	593,189	—
Morgan Stanley & Co. International	1/8/2019	276,379,923	USD	31,264,649,649	JPY	—	(8,605,432)
Morgan Stanley & Co. International	2/5/2019	220,593,218	USD	24,205,473,217	JPY	—	(535,006)
Royal Bank of Canada	1/8/2019	27,019,615,531	JPY	245,722,222	USD	568,551	—
Royal Bank of Canada	1/8/2019	276,379,923	USD	31,261,609,470	JPY	—	(8,577,720)
Royal Bank of Canada	2/5/2019	220,593,218	USD	24,203,818,768	JPY	—	(519,892)
Societe Generale	1/8/2019	27,024,529,975	JPY	245,722,222	USD	613,347	—
Societe Generale	1/8/2019	276,379,923	USD	31,272,664,667	JPY	—	(8,678,491)
Societe Generale	2/5/2019	220,593,218	USD	24,208,561,522	JPY	—	(563,219)
Standard Chartered Bank	1/4/2019	25,630,000	USD	2,830,572,074	JPY	—	(169,317)
Standard Chartered Bank	1/8/2019	27,022,072,753	JPY	245,722,222	USD	590,949	—
Standard Chartered Bank	1/8/2019	276,379,923	USD	31,267,137,068	JPY	—	(8,628,105)
Standard Chartered Bank	2/5/2019	220,593,218	USD	24,205,804,107	JPY	—	(538,029)
State Street Bank and Trust	1/8/2019	2,668,241,840	JPY	23,693,885	USD	627,828	—
State Street Bank and Trust	1/8/2019	27,022,072,753	JPY	245,722,222	USD	590,949	—
State Street Bank and Trust	1/8/2019	276,379,923	USD	31,271,697,337	JPY	—	(8,669,673)
State Street Bank and Trust	2/5/2019	220,593,218	USD	24,206,465,887	JPY	—	(544,075)
UBS AG	1/8/2019	1,784,697,621	JPY	15,795,923	USD	472,057	—
UBS AG	1/8/2019	2,084,616,673	JPY	18,428,577	USD	573,242	—
UBS AG	1/8/2019	3,815,340,526	JPY	34,224,501	USD	553,313	—
UBS AG	1/8/2019	3,505,567,188	JPY	31,591,847	USD	362,303	—
UBS AG	1/8/2019	27,019,713,820	JPY	245,722,222	USD	569,447	—
UBS AG	1/8/2019	77,159,233	USD	8,730,821,839	JPY	—	(2,424,463)
UBS AG	1/8/2019	276,379,923	USD	31,272,664,667	JPY	—	(8,678,491)
UBS AG	1/8/2019	184,253,287	USD	20,848,443,677	JPY	—	(5,785,661)
UBS AG	2/5/2019	220,593,218	USD	24,203,929,065	JPY	—	(520,900)
Wells Fargo Bank N.A.	1/8/2019	18,013,078,157	JPY	163,814,825	USD	379,034	—
Wells Fargo Bank N.A.	1/8/2019	276,379,923	USD	31,279,435,975	JPY	—	(8,740,213)
Wells Fargo Bank N.A.	2/5/2019	147,062,148	USD	16,135,585,347	JPY	—	(343,908)

						$16,621,335	$(154,914,708)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 101.0%

Japan - 101.0%

Banks - 52.7%
77 Bank Ltd. (The)	4,283	$74,445
Aomori Bank Ltd. (The)	1,200	30,384
Aozora Bank Ltd.	5,263	157,101
Awa Bank Ltd. (The)	2,300	60,375
Bank of Kyoto Ltd. (The)	3,503	145,114
Bank of Nagoya Ltd. (The)(a)	970	29,220
Bank of Okinawa Ltd. (The)	1,864	54,027
Chiba Bank Ltd. (The)	37,081	207,517
Chugoku Bank Ltd. (The)	10,350	87,449
Concordia Financial Group Ltd.	56,800	218,472
Daishi Hokuetsu Financial Group, Inc.	2,065	57,217
Eighteenth Bank Ltd. (The)	700	15,746
Fukuoka Financial Group, Inc.	7,826	159,566
Gunma Bank Ltd. (The)	21,750	90,993
Hachijuni Bank Ltd. (The)	25,909	106,503
Hiroshima Bank Ltd. (The)	17,100	90,865
Hokkoku Bank Ltd. (The)	1,870	59,655
Hokuhoku Financial Group, Inc.	7,380	83,342
Hyakugo Bank Ltd. (The)	16,090	57,341
Hyakujushi Bank Ltd. (The)	2,139	50,592
Iyo Bank Ltd. (The)	17,450	92,248
Japan Post Bank Co., Ltd.	15,186	167,480
Juroku Bank Ltd. (The)	2,075	43,253
Keiyo Bank Ltd. (The)	8,975	57,753
Kiyo Bank Ltd. (The)	520	7,389
Kyushu Financial Group, Inc.	23,000	87,208
Mebuki Financial Group, Inc.	54,462	144,947
Mitsubishi UFJ Financial Group, Inc.	112,620	552,142
Miyazaki Bank Ltd. (The)	1,200	31,828
Mizuho Financial Group, Inc.	388,879	603,619
Musashino Bank Ltd. (The)	2,050	47,515
Nanto Bank Ltd. (The)	2,142	41,858
Nishi-Nippon Financial Holdings, Inc.	9,034	78,882
North Pacific Bank Ltd.	18,900	50,646
Ogaki Kyoritsu Bank Ltd. (The)	2,105	42,152
Oita Bank Ltd. (The)	680	20,763
Resona Holdings, Inc.	99,950	481,644
San-In Godo Bank Ltd. (The)	9,070	63,655
Senshu Ikeda Holdings, Inc.	13,430	36,722
Seven Bank Ltd.	36,870	105,520
Shiga Bank Ltd. (The)	768	18,011
Shikoku Bank Ltd. (The)	3,000	32,320
Shinsei Bank Ltd.	8,235	98,251
Shizuoka Bank Ltd. (The)	30,740	241,235
Sumitomo Mitsui Financial Group, Inc.	50,240	1,669,095
Sumitomo Mitsui Trust Holdings, Inc.	16,061	588,774
Suruga Bank Ltd.(a)	12,400	45,886
Toho Bank Ltd. (The)	15,800	45,075
Tokyo Kiraboshi Financial Group, Inc.	1,400	21,654
TOMONY Holdings, Inc.	10,500	38,855
Yamaguchi Financial Group, Inc.	11,811	113,572
Yamanashi Chuo Bank Ltd. (The)	1,840	23,647

Total Banks		7,529,523

Capital Markets - 11.3%
Daiwa Securities Group, Inc.	73,230	371,506
Japan Exchange Group, Inc.	21,580	349,914
Matsui Securities Co., Ltd.	2,000	21,055
Monex Group, Inc.(a)	5,100	17,199
Nomura Holdings, Inc.	142,861	547,928
Okasan Securities Group, Inc.(a)	13,200	58,712
SBI Holdings, Inc.	9,050	178,088
Tokai Tokyo Financial Holdings, Inc.	15,050	64,472

Total Capital Markets		1,608,874

Consumer Finance - 3.1%
Acom Co., Ltd.	23,650	77,385
AEON Financial Service Co., Ltd.	6,150	109,530
Aiful Corp.*(a)	19,900	47,159
Credit Saison Co., Ltd.	8,250	97,076
Hitachi Capital Corp.	2,250	47,455
Jaccs Co., Ltd.	2,080	33,746
Orient Corp.	24,700	30,167

Total Consumer Finance		442,518

Diversified Financial Services - 3.4%
Financial Products Group Co., Ltd.	4,200	42,951
Fuyo General Lease Co., Ltd.	1,167	59,565
IBJ Leasing Co., Ltd.	2,032	44,802
Japan Securities Finance Co., Ltd.	7,700	38,810
Mitsubishi UFJ Lease & Finance Co., Ltd.	25,400	122,237
Tokyo Century Corp.	2,320	102,134
Zenkoku Hosho Co., Ltd.	2,500	78,499

Total Diversified Financial Services		488,998

Insurance - 30.5%
Dai-ichi Life Holdings, Inc.	52,440	821,145
Japan Post Holdings Co., Ltd.	22,059	254,338
Japan Post Insurance Co., Ltd.(a)	1,367	31,735
MS&AD Insurance Group Holdings, Inc.	22,260	635,449
Sompo Holdings, Inc.	18,400	625,883
Sony Financial Holdings, Inc.	7,000	131,112
T&D Holdings, Inc.	27,310	318,366
Tokio Marine Holdings, Inc.	32,040	1,529,066

Total Insurance		4,347,094

TOTAL COMMON STOCKS (Cost: $19,512,225)		14,417,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $123,325)(c)	123,325	$123,325

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $19,635,550)		14,540,332
Other Assets less Liabilities - (1.9)%		(269,120)

NET ASSETS - 100.0%		$14,271,212

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $151,331. The Fund also had securities on loan having a total market value of $12,141 that were sold and pending settlement. The total market value of the collateral held by the Fund was $171,824. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,499.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/7/2019	7,113,494	JPY	64,900	USD	$—	$(64)
Bank of America N.A.	1/8/2019	259,615,010	JPY	2,351,483	USD	14,975	—
Bank of America N.A.	1/8/2019	377,256,387	JPY	3,438,923	USD	—	(134)
Bank of America N.A.	2/5/2019	3,000,175	USD	328,412,356	JPY	—	(24)
Barclays Bank PLC	1/8/2019	377,256,730	JPY	3,438,923	USD	—	(131)
Barclays Bank PLC	1/8/2019	5,185,020	USD	586,645,088	JPY	—	(162,401)
Barclays Bank PLC	2/5/2019	3,000,175	USD	328,418,956	JPY	—	(84)
Citibank N.A.	1/8/2019	9,330,382	JPY	84,557	USD	492	—
Citibank N.A.	1/8/2019	377,290,088	JPY	3,438,923	USD	174	—
Citibank N.A.	1/8/2019	5,185,020	USD	586,637,829	JPY	—	(162,335)
Citibank N.A.	2/5/2019	3,000,175	USD	328,435,757	JPY	—	(238)
Commonwealth Bank of Australia	1/8/2019	3,950,493	USD	446,985,246	JPY	—	(123,893)
Goldman Sachs	1/8/2019	377,250,196	JPY	3,438,923	USD	—	(190)
Goldman Sachs	1/8/2019	5,185,020	USD	586,623,829	JPY	—	(162,208)
Goldman Sachs	2/5/2019	3,000,175	USD	328,404,855	JPY	44	—
UBS AG	1/8/2019	264,143,966	JPY	2,351,483	USD	56,257	—
UBS AG	1/8/2019	398,104,129	JPY	3,527,225	USD	101,597	—
UBS AG	1/8/2019	287,434,616	JPY	2,620,133	USD	—	(92)
UBS AG	1/8/2019	5,185,020	USD	586,696,938	JPY	—	(162,874)
UBS AG	2/5/2019	2,285,849	USD	250,220,689	JPY	—	(33)

						$173,539	$(774,701)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 101.5%

Japan - 101.5%

Airlines - 0.4%
ANA Holdings, Inc.	1,400	$50,289

Auto Components - 7.2%
Aisin Seiki Co., Ltd.	2,181	75,937
Bridgestone Corp.	7,892	304,703
Daikyonishikawa Corp.	400	3,945
Denso Corp.	5,564	248,140
Koito Manufacturing Co., Ltd.	400	20,708
NGK Spark Plug Co., Ltd.	1,177	23,515
Nifco, Inc.	600	14,219
Stanley Electric Co., Ltd.	576	16,223
Sumitomo Electric Industries Ltd.	5,891	78,500
Sumitomo Rubber Industries Ltd.	2,322	27,513
Topre Corp.	300	5,991
Toyota Boshoku Corp.	1,200	17,948
TS Tech Co., Ltd.	400	11,010
Unipres Corp.	500	8,481

Total Auto Components		856,833

Automobiles - 9.1%
Isuzu Motors Ltd.	5,388	76,045
Mazda Motor Corp.	4,483	46,377
Subaru Corp.	9,800	210,801
Suzuki Motor Corp.	1,658	84,128
Toyota Motor Corp.	10,511	613,712
Yamaha Motor Co., Ltd.	2,815	55,394

Total Automobiles		1,086,457

Beverages - 1.3%
Asahi Group Holdings Ltd.	1,774	69,026
Kirin Holdings Co., Ltd.	4,400	92,179

Total Beverages		161,205

Building Products - 1.5%
Aica Kogyo Co., Ltd.	648	21,735
Daikin Industries Ltd.	986	105,102
Nichias Corp.	500	8,572
Sanwa Holdings Corp.	1,774	20,195
TOTO Ltd.	700	24,309

Total Building Products		179,913

Capital Markets - 0.7%
Japan Exchange Group, Inc.	5,000	81,074

Chemicals - 5.6%
Air Water, Inc.	1,044	15,843
Daicel Corp.	2,500	25,771
DIC Corp.	994	30,532
Hitachi Chemical Co., Ltd.	1,600	24,208
JSR Corp.	1,800	27,152
Kansai Paint Co., Ltd.	997	19,210
Kuraray Co., Ltd.	2,900	40,970
Mitsubishi Gas Chemical Co., Inc.	1,500	22,627
Nippon Paint Holdings Co., Ltd.	859	29,438
Nippon Shokubai Co., Ltd.	300	19,168
Nissan Chemical Corp.	600	31,500
Nitto Denko Corp.	900	45,470
NOF Corp.	449	15,367
Shin-Etsu Chemical Co., Ltd.	1,770	137,709
Showa Denko K.K.	400	11,922
Sumitomo Chemical Co., Ltd.	17,500	85,016
Taiyo Holdings Co., Ltd.	200	5,642
Teijin Ltd.	1,700	27,224
Tokyo Ohka Kogyo Co., Ltd.	200	5,383
Tosoh Corp.	3,200	41,766
Zeon Corp.	1,454	13,332

Total Chemicals		675,250

Commercial Services & Supplies - 0.4%
Aeon Delight Co., Ltd.	300	10,063
Mitsubishi Pencil Co., Ltd.	200	3,961
Park24 Co., Ltd.	1,005	22,103
Sohgo Security Services Co., Ltd.	300	14,055

Total Commercial Services & Supplies		50,182

Construction & Engineering - 0.8%
Hazama Ando Corp.	1,700	11,249
Kumagai Gumi Co., Ltd.	400	12,031
Kyudenko Corp.	400	15,203
Penta-Ocean Construction Co., Ltd.	1,600	8,881
SHO-BOND Holdings Co., Ltd.	200	14,893
Sumitomo Mitsui Construction Co., Ltd.	1,100	6,697
Toda Corp.	2,000	12,505
Tokyu Construction Co., Ltd.	900	8,179
Totetsu Kogyo Co., Ltd.	200	5,542

Total Construction & Engineering		95,180

Construction Materials - 0.1%
Sumitomo Osaka Cement Co., Ltd.	266	10,934

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	100	3,536

Diversified Financial Services - 0.1%
Financial Products Group Co., Ltd.	800	8,181

Diversified Telecommunication Services - 5.4%
Nippon Telegraph & Telephone Corp.	15,900	649,536

Electrical Equipment - 2.7%
Fuji Electric Co., Ltd.	800	23,661
Furukawa Electric Co., Ltd.	400	10,070
Mabuchi Motor Co., Ltd.	500	15,358
Mitsubishi Electric Corp.	17,510	194,148
Nidec Corp.	638	72,543
Nissin Electric Co., Ltd.	600	4,391

Total Electrical Equipment		320,171

Electronic Equipment, Instruments & Components - 4.3%
Ai Holdings Corp.	200	3,540
Alps Electric Co., Ltd.	836	16,268
Amano Corp.	500	9,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2018

Investments	Shares	Value
Hamamatsu Photonics K.K.	500	$16,839
Hitachi High-Technologies Corp.	800	25,193
Hitachi Ltd.	5,300	141,805
Horiba Ltd.(a)	200	8,185
Japan Aviation Electronics Industry Ltd.	800	9,275
Keyence Corp.	36	18,270
Murata Manufacturing Co., Ltd.	981	133,718
Omron Corp.	900	32,812
Shimadzu Corp.	780	15,456
TDK Corp.	500	35,182
Topcon Corp.	300	4,000
Yaskawa Electric Corp.	840	20,656
Yokogawa Electric Corp.	1,245	21,572

Total Electronic Equipment, Instruments & Components		512,469

Energy Equipment & Services - 0.0%
Modec, Inc.	200	4,144

Entertainment - 1.1%
Capcom Co., Ltd.	700	13,858
Daiichikosho Co., Ltd.	390	18,484
DeNA Co., Ltd.	600	10,029
Koei Tecmo Holdings Co., Ltd.	1,040	17,214
Konami Holdings Corp.	500	21,898
Square Enix Holdings Co., Ltd.	485	13,204
Toei Animation Co., Ltd.	200	7,374
Toho Co., Ltd.	648	23,507

Total Entertainment		125,568

Food & Staples Retailing - 3.5%
Belc Co., Ltd.	100	4,721
Create SD Holdings Co., Ltd.	300	7,211
FamilyMart UNY Holdings Co., Ltd.	377	47,797
Kobe Bussan Co., Ltd.(a)	200	5,915
Lawson, Inc.	1,100	69,681
Matsumotokiyoshi Holdings Co., Ltd.	500	15,335
Seven & I Holdings Co., Ltd.	4,985	217,320
Sugi Holdings Co., Ltd.	100	3,960
Sundrug Co., Ltd.	450	13,433
Tsuruha Holdings, Inc.	100	8,586
Welcia Holdings Co., Ltd.	200	9,042
Yaoko Co., Ltd.	200	10,937

Total Food & Staples Retailing		413,938

Food Products - 1.4%
Ajinomoto Co., Inc.	2,569	45,823
Calbee, Inc.	400	12,542
Fuji Oil Holdings, Inc.	300	9,598
Itoham Yonekyu Holdings, Inc.	1,700	10,273
Kikkoman Corp.	572	30,812
MEIJI Holdings Co., Ltd.	600	49,000
Morinaga & Co., Ltd.	100	4,311
Prima Meat Packers Ltd.	200	3,576
S Foods, Inc.	100	3,732

Total Food Products		169,667

Gas Utilities - 0.0%
Nippon Gas Co., Ltd.	100	3,637

Health Care Equipment & Supplies - 1.7%
Hoya Corp.	1,495	90,137
Nakanishi, Inc.	500	8,513
Nihon Kohden Corp.	400	13,016
Olympus Corp.	700	21,533
Sysmex Corp.	428	20,582
Terumo Corp.	962	54,573

Total Health Care Equipment & Supplies		208,354

Health Care Providers & Services - 0.1%
Japan Lifeline Co., Ltd.	300	3,874
Ship Healthcare Holdings, Inc.	300	11,088

Total Health Care Providers & Services		14,962

Health Care Technology - 0.1%
M3, Inc.	600	8,061

Hotels, Restaurants & Leisure - 0.6%
HIS Co., Ltd.	100	3,632
Ichibanya Co., Ltd.	200	7,538
Oriental Land Co., Ltd.	449	45,242
Round One Corp.	100	1,028
Skylark Holdings Co., Ltd.(a)	1,200	18,976

Total Hotels, Restaurants & Leisure		76,416

Household Durables - 4.0%
Casio Computer Co., Ltd.	2,221	26,397
Fujitsu General Ltd.	600	7,700
Haseko Corp.	2,622	27,603
Iida Group Holdings Co., Ltd.	2,300	39,851
Panasonic Corp.	13,000	117,375
Pressance Corp.	300	3,582
Sekisui Chemical Co., Ltd.	3,175	47,199
Sekisui House Ltd.	7,455	110,009
Sony Corp.	1,900	92,233
Starts Corp., Inc.	400	8,878
Zojirushi Corp.	100	880

Total Household Durables		481,707

Household Products - 0.6%
Lion Corp.	700	14,483
Pigeon Corp.	418	17,906
Unicharm Corp.	1,100	35,683

Total Household Products		68,072

Interactive Media & Services - 1.2%
Dip Corp.	200	3,283
Kakaku.com, Inc.	900	15,931
Mixi, Inc.	923	19,366
Yahoo Japan Corp.	41,114	102,677

Total Interactive Media & Services		141,257

Internet & Direct Marketing Retail - 0.1%
ASKUL Corp.(a)	200	4,273
ZOZO, Inc.	600	10,992

Total Internet & Direct Marketing Retail		15,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2018

Investments	Shares	Value
IT Services - 2.2%
Fujitsu Ltd.	1,000	$62,407
GMO Internet, Inc.	500	6,704
Information Services International-Dentsu Ltd.	100	2,506
Itochu Techno-Solutions Corp.	1,600	30,975
Nihon Unisys Ltd.	700	15,638
Nomura Research Institute Ltd.	1,200	44,570
NS Solutions Corp.	600	14,437
NSD Co., Ltd.	200	3,868
Obic Co., Ltd.	400	30,953
Otsuka Corp.	950	26,149
SCSK Corp.	549	19,465

Total IT Services		257,672

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	1,765	79,229
Shimano, Inc.	243	34,374

Total Leisure Products		113,603

Machinery - 7.5%
CKD Corp.	300	2,554
Daifuku Co., Ltd.	500	22,877
DMG Mori Co., Ltd.(a)	900	10,180
FANUC Corp.	1,561	237,177
Harmonic Drive Systems, Inc.(a)	100	2,743
Hino Motors Ltd.	4,088	38,751
Hitachi Construction Machinery Co., Ltd.	1,500	35,164
Hoshizaki Corp.	152	9,255
Komatsu Ltd.	7,522	162,177
Kubota Corp.	6,619	94,204
Makita Corp.	998	35,521
MINEBEA MITSUMI, Inc.	1,648	23,883
MISUMI Group, Inc.	600	12,682
Nabtesco Corp.	825	18,017
NGK Insulators Ltd.	2,123	28,851
Nitta Corp.	100	2,958
NSK Ltd.	5,662	48,974
Obara Group, Inc.	100	3,568
OSG Corp.	600	11,654
SMC Corp.	243	73,621
Tadano Ltd.	700	6,374
Takeuchi Manufacturing Co., Ltd.	100	1,544
THK Co., Ltd.	748	14,058

Total Machinery		896,787

Media - 0.2%
CyberAgent, Inc.	196	7,583
Hakuhodo DY Holdings, Inc.	1,400	20,098

Total Media		27,681

Metals & Mining - 0.4%
Dowa Holdings Co., Ltd.	470	14,137
Hitachi Metals Ltd.	2,800	29,349
Tokyo Steel Manufacturing Co., Ltd.	600	4,867

Total Metals & Mining		48,353

Multiline Retail - 0.4%
Don Quijote Holdings Co., Ltd.	200	12,432
Izumi Co., Ltd.	200	9,315
Ryohin Keikaku Co., Ltd.	112	27,103

Total Multiline Retail		48,850

Personal Products - 2.2%
Ci:z Holdings Co., Ltd.	200	10,719
Kao Corp.	1,987	147,673
Kobayashi Pharmaceutical Co., Ltd.	188	12,800
Kose Corp.	100	15,732
Mandom Corp.	200	5,487
Noevir Holdings Co., Ltd.	300	13,056
Pola Orbis Holdings, Inc.	1,000	27,061
Shiseido Co., Ltd.	500	31,409

Total Personal Products		263,937

Pharmaceuticals - 5.3%
Astellas Pharma, Inc.	13,124	167,646
Chugai Pharmaceutical Co., Ltd.	1,935	112,521
Eisai Co., Ltd.	1,700	131,736
Kaken Pharmaceutical Co., Ltd.	400	17,737
Kyowa Hakko Kirin Co., Ltd.	2,000	37,862
Ono Pharmaceutical Co., Ltd.	3,000	61,386
Santen Pharmaceutical Co., Ltd.	1,900	27,466
Shionogi & Co., Ltd.	1,395	79,734

Total Pharmaceuticals		636,088

Professional Services - 1.3%
Benefit One, Inc.	200	6,152
en-japan, Inc.	100	3,113
Meitec Corp.	311	12,656
Nihon M&A Center, Inc.	400	8,079
Nomura Co., Ltd.	300	6,899
Persol Holdings Co., Ltd.	467	6,964
Recruit Holdings Co., Ltd.	4,200	101,923
TechnoPro Holdings, Inc.	300	12,373

Total Professional Services		158,159

Real Estate Management & Development - 1.1%
Daito Trust Construction Co., Ltd.	761	104,146
Ichigo, Inc.	2,300	6,687
Leopalace21 Corp.	2,400	9,537
Open House Co., Ltd.	300	10,145
Relo Group, Inc.	300	7,036

Total Real Estate Management & Development		137,551

Road & Rail - 0.7%
Central Japan Railway Co.	378	79,810

Semiconductors & Semiconductor Equipment - 2.3%
Advantest Corp.	800	16,362
Disco Corp.	244	28,578
Japan Material Co., Ltd.	100	974
Lasertec Corp.	200	5,108
SCREEN Holdings Co., Ltd.	100	4,197
SUMCO Corp.(a)	1,000	11,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2018

Investments	Shares	Value
Tokyo Electron Ltd.	1,700	$193,916
Tokyo Seimitsu Co., Ltd.	300	7,582
Ulvac, Inc.(a)	200	5,815

Total Semiconductors & Semiconductor Equipment		273,716

Software - 0.8%
Oracle Corp.	600	38,281
Systena Corp.	300	3,484
Trend Micro, Inc.	1,011	55,012

Total Software		96,777

Specialty Retail - 2.5%
ABC-Mart, Inc.(a)	500	27,708
Fast Retailing Co., Ltd.	223	114,574
Hikari Tsushin, Inc.	277	43,349
K’s Holdings Corp.	1,644	16,183
Nitori Holdings Co., Ltd.	200	25,028
Nojima Corp.	200	4,056
Sanrio Co., Ltd.	700	13,717
Shimamura Co., Ltd.	170	13,016
T-Gaia Corp.	582	11,018
United Arrows Ltd.	100	3,204
USS Co., Ltd.	1,925	32,442

Total Specialty Retail		304,295

Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	1,913	28,438
Elecom Co., Ltd.	200	5,097
Seiko Epson Corp.	4,000	56,437

Total Technology Hardware, Storage & Peripherals		89,972

Tobacco - 5.2%
Japan Tobacco, Inc.	26,373	628,947

Trading Companies & Distributors - 2.5%
ITOCHU Corp.	17,099	290,971
MonotaRO Co., Ltd.	300	7,432
Trusco Nakayama Corp.	200	5,279

Total Trading Companies & Distributors		303,682

Wireless Telecommunication Services - 11.1%
KDDI Corp.	24,087	576,077
NTT DOCOMO, Inc.	29,146	656,824
SoftBank Group Corp.	1,495	99,540

Total Wireless Telecommunication Services		1,332,441

TOTAL COMMON STOCKS (Cost: $12,668,186)		12,170,579

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $35,561)(c)	35,561	35,561

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $12,703,747)		12,206,140
Other Assets less Liabilities - (1.8)%		(220,670)

NET ASSETS - 100.0%		$11,985,470

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $71,795 and the total market value of the collateral held by the Fund was $75,348. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,787.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/8/2019	303,735,270	JPY	2,768,733	USD	$—	$(108)
Bank of America N.A.	2/5/2019	2,518,774	USD	275,716,084	JPY	—	(20)
Barclays Bank PLC	1/8/2019	303,735,547	JPY	2,768,733	USD	—	(105)
Barclays Bank PLC	1/8/2019	2,781,749	USD	314,733,479	JPY	—	(87,128)
Barclays Bank PLC	2/5/2019	2,518,774	USD	275,721,625	JPY	—	(71)
Citibank N.A.	1/8/2019	303,762,404	JPY	2,768,733	USD	140	—
Citibank N.A.	1/8/2019	2,781,749	USD	314,729,585	JPY	—	(87,092)
Citibank N.A.	2/5/2019	2,518,774	USD	275,735,731	JPY	—	(200)
Commonwealth Bank of Australia	1/8/2019	2,119,431	USD	239,806,623	JPY	—	(66,468)
Goldman Sachs	1/8/2019	303,730,286	JPY	2,768,733	USD	—	(153)
Goldman Sachs	1/8/2019	2,781,749	USD	314,722,074	JPY	—	(87,024)
Goldman Sachs	2/5/2019	2,518,774	USD	275,709,787	JPY	37	—
Morgan Stanley & Co. International	1/8/2019	6,834,393	JPY	61,984	USD	313	—
UBS AG	1/8/2019	231,418,208	JPY	2,109,511	USD	—	(74)
UBS AG	1/8/2019	2,781,749	USD	314,761,297	JPY	—	(87,382)
UBS AG	2/5/2019	1,919,068	USD	210,070,970	JPY	—	(28)

						$490	$(415,853)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 101.5%

Japan - 101.5%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	6,500	$96,094
Konoike Transport Co., Ltd.	7,700	112,502
Maruwa Unyu Kikan Co., Ltd.(a)	2,100	51,813
SBS Holdings, Inc.	3,300	42,651

Total Air Freight & Logistics		303,060

Auto Components - 6.4%
Ahresty Corp.	6,300	35,716
Aisan Industry Co., Ltd.	9,700	65,512
Daido Metal Co., Ltd.	6,400	45,325
Daikyonishikawa Corp.	10,800	106,509
Eagle Industry Co., Ltd.	8,200	95,442
Exedy Corp.	8,200	201,123
FCC Co., Ltd.	5,500	129,185
Futaba Industrial Co., Ltd.	10,100	50,723
G-Tekt Corp.	7,498	100,051
H-One Co., Ltd.	4,800	42,962
IJT Technology Holdings Co., Ltd.	7,900	43,563
Imasen Electric Industrial	6,500	57,941
Kasai Kogyo Co., Ltd.	7,300	54,626
Keihin Corp.	11,000	184,879
KYB Corp.(a)	4,700	113,778
Mitsuba Corp.	3,900	22,003
Musashi Seimitsu Industry Co., Ltd.	7,900	110,743
NHK Spring Co., Ltd.	33,900	298,168
Nichirin Co., Ltd.(a)	2,400	41,059
Nifco, Inc.	12,200	289,113
Nihon Tokushu Toryo Co., Ltd.(a)	3,200	37,829
Nippon Piston Ring Co., Ltd.	1,500	25,471
Nissin Kogyo Co., Ltd.	9,500	121,050
NOK Corp.(a)	30,500	426,997
Pacific Industrial Co., Ltd.	7,000	93,661
Piolax, Inc.	5,000	100,488
Press Kogyo Co., Ltd.	14,200	69,890
Riken Corp.	2,200	100,460
Sanoh Industrial Co., Ltd.	7,200	36,225
Shoei Co., Ltd.(a)	2,400	81,921
Showa Corp.	5,400	63,738
Sumitomo Riko Co., Ltd.	10,400	86,355
T. RAD Co., Ltd.	1,800	37,800
Tachi-S Co., Ltd.	2,600	34,006
Taiho Kogyo Co., Ltd.	5,600	48,847
Tokai Rika Co., Ltd.	19,625	326,264
Topre Corp.	8,400	167,747
Toyo Tire & Rubber Co., Ltd.(a)	24,700	309,552
Toyoda Gosei Co., Ltd.	16,900	335,027
Toyota Boshoku Corp.	33,600	502,553
TPR Co., Ltd.	3,506	71,644
TS Tech Co., Ltd.	8,400	231,217
Unipres Corp.	9,100	154,355
Yokohama Rubber Co., Ltd. (The)(a)	29,500	555,234
Yorozu Corp.	4,200	52,943

Total Auto Components		6,159,695

Banks - 6.4%
77 Bank Ltd. (The)	8,900	154,694
Akita Bank Ltd. (The)	3,300	65,540
Aomori Bank Ltd. (The)	1,700	43,044
Awa Bank Ltd. (The)	3,500	91,874
Bank of Nagoya Ltd. (The)(a)	1,300	39,161
Bank of Okinawa Ltd. (The)	1,840	53,331
Bank of Saga Ltd. (The)	3,800	61,166
Bank of the Ryukyus Ltd.	5,700	59,070
Chugoku Bank Ltd. (The)	24,700	208,694
Chukyo Bank Ltd. (The)	3,000	58,351
Daishi Hokuetsu Financial Group, Inc.	5,800	160,707
Ehime Bank Ltd. (The)	4,100	40,434
Eighteenth Bank Ltd. (The)	2,300	51,738
FIDEA Holdings Co., Ltd.	41,200	50,319
First Bank of Toyama Ltd. (The)	6,300	22,222
Fukui Bank Ltd. (The)	1,200	17,380
Gunma Bank Ltd. (The)	65,800	275,279
Hachijuni Bank Ltd. (The)	99,100	407,365
Hiroshima Bank Ltd. (The)	50,100	266,220
Hokkoku Bank Ltd. (The)	3,900	124,413
Hokuhoku Financial Group, Inc.	24,600	277,805
Hyakugo Bank Ltd. (The)	32,800	116,892
Hyakujushi Bank Ltd. (The)	4,300	101,704
Iyo Bank Ltd. (The)	38,100	201,413
Jimoto Holdings, Inc.	53,900	61,900
Juroku Bank Ltd. (The)	7,900	164,675
Keiyo Bank Ltd. (The)	23,600	151,863
Kiyo Bank Ltd. (The)	7,798	110,806
Kyushu Financial Group, Inc.	80,500	305,227
Michinoku Bank Ltd. (The)	4,800	74,681
Miyazaki Bank Ltd. (The)	2,200	58,351
Musashino Bank Ltd. (The)	3,900	90,395
Nanto Bank Ltd. (The)	6,500	127,020
Nishi-Nippon Financial Holdings, Inc.	27,200	237,503
North Pacific Bank Ltd.	89,500	239,831
Ogaki Kyoritsu Bank Ltd. (The)	8,000	160,197
Oita Bank Ltd. (The)	1,500	45,801
San-In Godo Bank Ltd. (The)	31,000	217,564
Senshu Ikeda Holdings, Inc.	83,200	227,499
Shiga Bank Ltd. (The)(a)	3,800	89,116
Shikoku Bank Ltd. (The)	4,400	47,403
Suruga Bank Ltd.(a)	33,600	124,337
Tochigi Bank Ltd. (The)	24,700	56,507
Toho Bank Ltd. (The)	40,400	115,255
Tokyo Kiraboshi Financial Group, Inc.	5,100	78,883
TOMONY Holdings, Inc.	16,800	62,168
Towa Bank Ltd. (The)	4,700	31,872
Yamagata Bank Ltd. (The)	1,800	34,272
Yamaguchi Financial Group, Inc.	27,100	260,589
Yamanashi Chuo Bank Ltd. (The)	2,700	34,699

Total Banks		6,157,230

Beverages - 0.5%
Ito En Ltd.	4,300	193,023
Sapporo Holdings Ltd.	6,300	131,667
Takara Holdings, Inc.	16,400	200,002

Total Beverages		524,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Building Products - 2.1%
Aica Kogyo Co., Ltd.	9,100	$305,227
Bunka Shutter Co., Ltd.	7,100	46,205
Central Glass Co., Ltd.	5,100	100,685
Komatsu Wall Industry Co., Ltd.	2,400	42,372
Kondotec, Inc.	7,600	68,093
Nichias Corp.	9,000	154,300
Nichiha Corp.	3,000	75,578
Nitto Boseki Co., Ltd.	3,500	57,262
Noritz Corp.	3,800	54,377
Okabe Co., Ltd.	9,000	71,859
Sankyo Tateyama, Inc.	2,700	28,571
Sanwa Holdings Corp.	39,700	451,946
Shin Nippon Air Technologies Co., Ltd.	5,200	85,217
Sinko Industries Ltd.	3,400	45,926
Takara Standard Co., Ltd.	9,117	136,778
Takasago Thermal Engineering Co., Ltd.	14,200	231,544
Toli Corp.	16,100	36,539

Total Building Products		1,992,479

Capital Markets - 3.0%
GCA Corp.(a)	14,300	86,283
GMO Financial Holdings, Inc.(a)	23,800	122,997
Ichiyoshi Securities Co., Ltd.	16,900	124,153
IwaiCosmo Holdings, Inc.	11,400	123,024
kabu.com Securities Co., Ltd.	79,300	272,489
Kyokuto Securities Co., Ltd.	8,300	88,814
Marusan Securities Co., Ltd.	35,000	244,679
Matsui Securities Co., Ltd.	76,600	806,389
Mito Securities Co., Ltd.	33,000	77,601
Monex Group, Inc.(a)	31,665	106,786
Okasan Securities Group, Inc.(a)	72,000	320,248
Sparx Group Co., Ltd.	42,600	71,832
Tokai Tokyo Financial Holdings, Inc.	100,700	431,381
Toyo Securities Co., Ltd.	38,500	59,655

Total Capital Markets		2,936,331

Chemicals - 7.5%
ADEKA Corp.	13,000	188,753
Arakawa Chemical Industries Ltd.	4,600	54,966
Asahi Yukizai Corp.	3,500	46,735
C.I. Takiron Corp.	16,500	87,677
Chugoku Marine Paints Ltd.	14,200	117,390
Dai Nippon Toryo Co., Ltd.	6,100	54,264
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,600	64,576
Denka Co., Ltd.	16,300	462,043
DIC Corp.	22,700	697,252
DKS Co., Ltd.	1,100	27,491
Fujimi, Inc.	4,400	84,579
Fujimori Kogyo Co., Ltd.	1,600	43,035
Fuso Chemical Co., Ltd.	3,900	70,240
JCU Corp.	2,500	31,741
JSP Corp.	2,017	39,452
Kaneka Corp.	7,948	285,422
KH Neochem Co., Ltd.	4,700	98,614
Koatsu Gas Kogyo Co., Ltd.	8,200	64,051
Konishi Co., Ltd.	1,700	25,551
Kumiai Chemical Industry Co., Ltd.	10,394	61,389
Kureha Corp.	2,600	144,319
Lintec Corp.	11,700	252,204
Moriroku Holdings Co., Ltd.	3,900	95,976
Nihon Nohyaku Co., Ltd.	13,900	64,613
Nihon Parkerizing Co., Ltd.	11,200	129,849
Nippon Kayaku Co., Ltd.	34,600	441,823
Nippon Shokubai Co., Ltd.	5,200	332,243
Nippon Soda Co., Ltd.	3,900	95,621
NOF Corp.	11,700	400,433
Okamoto Industries, Inc.	2,500	131,477
Okura Industrial Co., Ltd.	1,633	27,282
Osaka Organic Chemical Industry Ltd.	4,800	47,425
Osaka Soda Co., Ltd.	3,277	73,416
Riken Technos Corp.	16,400	68,013
Sakai Chemical Industry Co., Ltd.	3,100	63,715
Sakata INX Corp.	9,100	100,692
Sanyo Chemical Industries Ltd.	3,000	138,632
Sekisui Plastics Co., Ltd.	7,200	60,834
Shikoku Chemicals Corp.	5,500	51,634
Sumitomo Bakelite Co., Ltd.	4,000	138,541
Sumitomo Seika Chemicals Co., Ltd.	1,300	50,002
T Hasegawa Co., Ltd.(a)	3,900	55,417
Taiyo Holdings Co., Ltd.	7,100	200,287
Takasago International Corp.	2,800	86,005
Tayca Corp.	1,800	26,627
Toagosei Co., Ltd.	17,900	197,738
Tokuyama Corp.	3,400	75,025
Tokyo Ohka Kogyo Co., Ltd.	4,200	113,044
Toyo Ink SC Holdings Co., Ltd.	9,900	220,531
Toyobo Co., Ltd.	15,400	210,405
Ube Industries Ltd.	17,080	347,780
Valqua Ltd.	4,000	80,828
Zeon Corp.	20,100	184,301

Total Chemicals		7,311,953

Commercial Services & Supplies - 1.6%
Aeon Delight Co., Ltd.	4,900	164,353
Bell System24 Holdings, Inc.	10,000	117,760
Daiseki Co., Ltd.	3,900	81,046
Kokuyo Co., Ltd.	11,700	171,157
Kyoritsu Printing Co., Ltd.	4,100	7,250
Matsuda Sangyo Co., Ltd.	4,400	58,391
Mitsubishi Pencil Co., Ltd.	5,800	114,874
Nakamoto Packs Co., Ltd.	3,900	58,439
Nichiban Co., Ltd.	1,200	20,683
Nippon Air Conditioning Services Co., Ltd.	11,100	72,944
Nippon Parking Development Co., Ltd.	46,600	60,313
Okamura Corp.	13,200	170,602
Pilot Corp.	1,500	72,871
Prestige International, Inc.	2,200	23,842
Relia, Inc.	11,400	94,034
Sato Holdings Corp.	3,900	92,777
Toppan Forms Co., Ltd.	18,800	148,220
Uchida Yoko Co., Ltd.	1,700	40,441

Total Commercial Services & Supplies		1,569,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Construction & Engineering - 6.3%
Asanuma Corp.(a)	2,400	$59,675
Asunaro Aoki Construction Co., Ltd.	3,500	30,019
COMSYS Holdings Corp.	14,200	347,251
Daiho Corp.	2,500	80,777
Fudo Tetra Corp.	4,440	68,635
Hazama Ando Corp.	31,600	209,102
Kandenko Co., Ltd.	28,300	275,223
Kitano Construction Corp.	1,300	38,983
Kumagai Gumi Co., Ltd.	6,600	198,514
Kyowa Exeo Corp.	13,000	305,464
Kyudenko Corp.	6,600	250,850
Maeda Corp.	17,300	161,939
Maeda Road Construction Co., Ltd.	13,900	289,111
Matsui Construction Co., Ltd.	1,000	6,726
Meisei Industrial Co., Ltd.	9,900	65,059
Mirait Holdings Corp.(a)	9,544	140,226
Nippo Corp.	15,800	304,292
Nippon Densetsu Kogyo Co., Ltd.	6,400	126,991
Nippon Koei Co., Ltd.	2,000	44,497
Nippon Road Co., Ltd. (The)	1,900	99,403
Nishimatsu Construction Co., Ltd.	10,500	239,543
Nittoc Construction Co., Ltd.(a)	12,000	70,546
Okumura Corp.	14,000	408,331
OSJB Holdings Corp.	12,900	33,627
Penta-Ocean Construction Co., Ltd.	30,300	168,188
PS Mitsubishi Construction Co., Ltd.(a)	10,200	55,502
Raito Kogyo Co., Ltd.	11,300	150,680
Shinnihon Corp.	6,500	61,733
SHO-BOND Holdings Co., Ltd.	2,800	208,504
Sumitomo Densetsu Co., Ltd.	4,300	71,369
Sumitomo Mitsui Construction Co., Ltd.	27,440	167,068
Taihei Dengyo Kaisha Ltd.	3,100	69,281
Taikisha Ltd.	4,900	130,723
Tekken Corp.	3,200	74,404
Tobishima Corp.	4,160	52,855
Toda Corp.	42,400	265,109
Tokyo Energy & Systems, Inc.(a)	5,800	51,014
Tokyu Construction Co., Ltd.	17,000	154,482
Toshiba Plant Systems & Services Corp.	10,500	193,606
Totetsu Kogyo Co., Ltd.	3,800	105,291
Toyo Construction Co., Ltd.	16,800	57,881
Wakachiku Construction Co., Ltd.	4,200	59,068
Yahagi Construction Co., Ltd.	4,700	30,072
Yokogawa Bridge Holdings Corp.	3,400	50,575
Yurtec Corp.	13,000	101,426

Total Construction & Engineering		6,133,615

Construction Materials - 0.3%
Geostr Corp.	1,400	5,359
Krosaki Harima Corp.	1,500	90,644
Sumitomo Osaka Cement Co., Ltd.	5,700	234,307

Total Construction Materials		330,310

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	8,200	30,494

Containers & Packaging - 0.9%
FP Corp.	3,500	214,374
Fuji Seal International, Inc.	3,000	106,093
Hokkan Holdings Ltd.	2,100	33,381
Pack Corp. (The)	2,500	69,384
Rengo Co., Ltd.	23,481	185,768
Toyo Seikan Group Holdings Ltd.	12,500	287,335

Total Containers & Packaging		896,335

Distributors - 0.7%
Arata Corp.	1,300	51,661
Canon Marketing Japan, Inc.	27,200	485,914
Doshisha Co., Ltd.	4,700	75,438
Happinet Corp.	6,100	78,283

Total Distributors		691,296

Diversified Consumer Services - 0.8%
Asante, Inc.	1,500	27,426
Benesse Holdings, Inc.	15,700	400,388
Gakkyusha Co., Ltd.	4,100	54,896
Meiko Network Japan Co., Ltd.(a)	6,500	53,083
Riso Kyoiku Co., Ltd.(a)	32,700	136,206
Studio Alice Co., Ltd.	2,300	48,027
Tokyo Individualized Educational Institute, Inc.(a)	9,500	88,320

Total Diversified Consumer Services		808,346

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	21,400	218,847
Ricoh Leasing Co., Ltd.	2,800	83,580

Total Diversified Financial Services		302,427

Diversified Telecommunication Services - 0.1%
Internet Initiative Japan, Inc.	3,900	88,404

Electric Utilities - 0.6%
Hokkaido Electric Power Co., Inc.	13,000	90,051
Okinawa Electric Power Co., Inc. (The)	7,018	136,503
Shikoku Electric Power Co., Inc.	29,000	351,019

Total Electric Utilities		577,573

Electrical Equipment - 1.7%
Chiyoda Integre Co., Ltd.	3,800	68,301
Cosel Co., Ltd.(a)	7,700	65,199
Daihen Corp.	2,700	54,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Denyo Co., Ltd.	2,900	$35,604
Fujikura Ltd.	33,900	135,025
Furukawa Electric Co., Ltd.	8,726	219,671
GS Yuasa Corp.	9,500	194,650
Helios Techno Holding Co., Ltd.(a)	7,600	42,740
Idec Corp.	4,500	77,314
Mabuchi Motor Co., Ltd.	10,400	319,446
Nippon Carbon Co., Ltd.(a)	1,300	47,692
Nissin Electric Co., Ltd.	18,200	133,205
Nitto Kogyo Corp.	6,500	102,848
Sanyo Denki Co., Ltd.	1,300	42,182
Sinfonia Technology Co., Ltd.	2,500	30,328
Takaoka Toko Co., Ltd.	4,100	51,346
Tatsuta Electric Wire and Cable Co., Ltd.	9,100	39,895

Total Electrical Equipment		1,659,857

Electronic Equipment, Instruments & Components - 5.4%
Ai Holdings Corp.	6,500	115,053
Amano Corp.	11,000	213,353
Anritsu Corp.	11,700	162,733
Azbil Corp.	16,800	332,279
Canon Electronics, Inc.	7,500	131,249
Citizen Watch Co., Ltd.	71,800	354,697
CMK Corp.(a)	7,300	40,920
CONEXIO Corp.	9,500	118,972
Daiwabo Holdings Co., Ltd.	3,100	144,101
Dexerials Corp.	16,600	122,251
Elematec Corp.	3,429	60,507
ESPEC Corp.	3,600	61,621
Excel Co., Ltd.	1,700	30,788
FTGroup Co., Ltd.	7,900	100,519
Hagiwara Electric Holdings Co., Ltd.	2,200	55,704
Hakuto Co., Ltd.	2,500	25,749
Hioki EE Corp.	900	29,490
Hochiki Corp.	1,300	13,662
Horiba Ltd.(a)	3,900	159,604
Ibiden Co., Ltd.	19,500	275,131
Iriso Electronics Co., Ltd.	1,200	44,515
Japan Aviation Electronics Industry Ltd.	11,700	135,646
Kaga Electronics Co., Ltd.	4,500	80,923
Koa Corp.	3,300	38,921
Kyosan Electric Manufacturing Co., Ltd.	11,700	45,002
Macnica Fuji Electronics Holdings, Inc.	10,100	124,185
Marubun Corp.	6,100	37,807
Nippon Electric Glass Co., Ltd.	20,500	503,181
Nippon Signal Co., Ltd.	10,000	81,666
Nissha Co., Ltd.(a)	3,800	45,441
Nohmi Bosai Ltd.	4,766	80,103
Oki Electric Industry Co., Ltd.	25,700	304,282
Optex Group Co., Ltd.(a)	2,700	41,983
Osaki Electric Co., Ltd.	8,400	50,837
Riken Keiki Co., Ltd.	900	16,619
Ryoden Corp.	4,800	61,775
Ryosan Co., Ltd.	7,000	187,067
Sanshin Electronics Co., Ltd.	4,200	75,605
Satori Electric Co., Ltd.	6,700	53,373
Siix Corp.(a)	4,100	53,438
Sumida Corp.(a)	7,400	85,456
Tachibana Eletech Co., Ltd.	3,900	54,635
Taiyo Yuden Co., Ltd.	6,500	96,924
Tamura Corp.	11,500	55,972
Tokyo Electron Device Ltd.	3,100	48,486
Topcon Corp.	7,600	101,343
Tsuzuki Denki Co., Ltd.	3,900	26,980
UKC Holdings Corp.	2,000	33,450
V Technology Co., Ltd.	300	34,015
Vitec Holdings Co., Ltd.	2,600	43,059

Total Electronic Equipment, Instruments & Components		5,191,072

Energy Equipment & Services - 0.3%
Modec, Inc.	4,900	101,515
Shinko Plantech Co., Ltd.	13,500	143,103
Toyo Kanetsu K.K.	1,100	22,498

Total Energy Equipment & Services		267,116

Entertainment - 2.1%
Avex, Inc.	9,400	119,519
Capcom Co., Ltd.	11,700	231,622
COLOPL, Inc.	22,800	156,689
Daiichikosho Co., Ltd.	7,900	374,424
DeNA Co., Ltd.	16,200	270,800
GungHo Online Entertainment, Inc.(a)	67,100	122,317
Koei Tecmo Holdings Co., Ltd.	25,720	425,717
Marvelous, Inc.	12,800	91,583
Toei Animation Co., Ltd.	3,500	129,039
Toei Co., Ltd.	800	94,062

Total Entertainment		2,015,772

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	1,300	93,251
Arcs Co., Ltd.	6,700	149,493
Axial Retailing, Inc.	2,200	73,290
Belc Co., Ltd.	1,700	80,262
Cawachi Ltd.	4,400	72,628
Cocokara fine, Inc.	1,700	83,052
Create SD Holdings Co., Ltd.	3,900	93,736
Heiwado Co., Ltd.	4,900	112,546
Inageya Co., Ltd.	3,400	43,819
Kato Sangyo Co., Ltd.	4,400	121,715
Kobe Bussan Co., Ltd.(a)	5,000	147,883
Life Corp.	3,200	65,858
Ministop Co., Ltd.	3,600	67,560
Mitsubishi Shokuhin Co., Ltd.	5,800	148,020
Nihon Chouzai Co., Ltd.	2,000	57,968
Nishimoto Co., Ltd.	1,700	69,184
Okuwa Co., Ltd.	6,000	61,086
Qol Holdings Co., Ltd.(a)	3,900	59,292
Retail Partners Co., Ltd.	2,100	21,418
San-A Co., Ltd.	1,800	68,168
Shoei Foods Corp.(a)	1,400	34,491
Sogo Medical Holdings Co., Ltd.	2,300	43,185
United Super Markets Holdings, Inc.	9,100	99,614
Valor Holdings Co., Ltd.	6,800	163,996
Yamatane Corp.	1,900	29,145
Yaoko Co., Ltd.	2,800	153,124
Yokohama Reito Co., Ltd.(a)	9,700	80,984

Total Food & Staples Retailing		2,294,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Food Products - 3.6%
Ariake Japan Co., Ltd.	1,300	$84,601
Chubu Shiryo Co., Ltd.	2,100	23,524
DyDo Group Holdings, Inc.	1,300	68,131
Ezaki Glico Co., Ltd.	4,300	218,694
Feed One Co., Ltd.	27,600	44,778
Fuji Oil Holdings, Inc.	7,751	247,970
Fujicco Co., Ltd.	3,800	82,605
Hokuto Corp.	5,800	101,816
Itoham Yonekyu Holdings, Inc.	33,000	199,417
J-Oil Mills, Inc.	3,100	107,793
Kagome Co., Ltd.(a)	5,000	131,295
Kameda Seika Co., Ltd.	1,200	54,195
Kewpie Corp.	14,600	326,958
Kotobuki Spirits Co., Ltd.	800	30,953
Kyokuyo Co., Ltd.	1,500	39,402
Marudai Food Co., Ltd.	3,000	47,250
Maruha Nichiro Corp.	3,700	124,609
Megmilk Snow Brand Co., Ltd.	6,800	176,454
Mitsui Sugar Co., Ltd.	5,600	142,048
Morinaga & Co., Ltd.	3,900	168,136
Morinaga Milk Industry Co., Ltd.	3,800	106,676
Nippon Flour Mills Co., Ltd.	9,100	152,282
Nippon Suisan Kaisha Ltd.	35,500	198,669
Nisshin Oillio Group Ltd. (The)	3,800	108,581
Prima Meat Packers Ltd.(a)	6,400	114,449
Rock Field Co., Ltd.	4,700	71,069
S Foods, Inc.	1,700	63,451
Sakata Seed Corp.	2,400	73,718
Showa Sangyo Co., Ltd.	4,800	130,155
Starzen Co., Ltd.	1,300	44,848
Warabeya Nichiyo Holdings Co., Ltd.	1,300	22,797

Total Food Products		3,507,324

Gas Utilities - 0.8%
Hokkaido Gas Co., Ltd.(a)	4,600	63,771
Nippon Gas Co., Ltd.	2,800	101,827
Saibu Gas Co., Ltd.	4,700	108,766
Shizuoka Gas Co., Ltd.	10,000	77,656
Toho Gas Co., Ltd.	9,800	414,009

Total Gas Utilities		766,029

Health Care Equipment & Supplies - 1.5%
Daiken Medical Co., Ltd.	4,800	26,731
Eiken Chemical Co., Ltd.	4,000	87,755
Hogy Medical Co., Ltd.	3,500	100,647
Jeol Ltd.	3,400	51,349
Mani, Inc.	2,200	83,717
Menicon Co., Ltd.	1,500	38,226
Nagaileben Co., Ltd.	6,500	140,469
Nakanishi, Inc.	6,900	117,479
Nihon Kohden Corp.	7,900	257,057
Nikkiso Co., Ltd.	9,100	76,556
Nipro Corp.	25,423	311,661
Paramount Bed Holdings Co., Ltd.	3,203	132,978

Total Health Care Equipment & Supplies		1,424,625

Health Care Providers & Services - 1.5%
As One Corp.	2,600	178,207
BML, Inc.	4,400	113,173
Japan Lifeline Co., Ltd.(a)	6,200	80,075
Miraca Holdings, Inc.	15,400	348,383
NichiiGakkan Co., Ltd.	7,800	73,439
Ship Healthcare Holdings, Inc.	5,759	212,849
Solasto Corp.	9,100	91,070
Toho Holdings Co., Ltd.(a)	6,600	161,699
Tokai Corp.	2,200	55,925
Tsukui Corp.	3,900	29,717
Vital KSK Holdings, Inc.(a)	9,500	97,758
WIN-Partners Co., Ltd.	3,900	34,196

Total Health Care Providers & Services		1,476,491

Health Care Technology - 0.0%
EM Systems Co., Ltd.	3,400	31,516

Hotels, Restaurants & Leisure - 2.9%
Aeon Fantasy Co., Ltd.	500	12,336
Create Restaurants Holdings, Inc.(a)	5,300	56,664
Doutor Nichires Holdings Co., Ltd.	4,000	73,208
Fuji Kyuko Co., Ltd.	1,000	29,531
Hiday Hidaka Corp.	3,620	71,895
HIS Co., Ltd.(a)	3,600	130,757
Ichibanya Co., Ltd.	2,800	105,528
KOMEDA Holdings Co., Ltd.	8,700	171,597
Koshidaka Holdings Co., Ltd.	3,000	36,039
Kyoritsu Maintenance Co., Ltd.	2,100	92,257
MOS Food Services, Inc.(a)	3,100	79,255
Ohsho Food Service Corp.	3,400	224,673
Plenus Co., Ltd.(a)	9,100	158,005
Renaissance, Inc.	900	16,956
Resorttrust, Inc.	16,800	246,683
Round One Corp.	9,100	93,559
Royal Holdings Co., Ltd.(a)	3,300	76,639
Saizeriya Co., Ltd.	2,500	42,747
SFP Holdings Co., Ltd.	1,700	24,048
Shidax Corp.	18,600	51,029
Skylark Holdings Co., Ltd.(a)	31,400	496,550
St. Marc Holdings Co., Ltd.	2,800	62,551
Tokyo Dome Corp.	11,700	99,495
Tokyotokeiba Co., Ltd.(a)	2,300	57,398
Toridoll Holdings Corp.(a)	3,100	51,113
Yoshinoya Holdings Co., Ltd.(a)	5,400	88,987
Zensho Holdings Co., Ltd.	6,500	157,590

Total Hotels, Restaurants & Leisure		2,807,090

Household Durables - 2.0%
Cleanup Corp.	3,700	21,718
ES-Con Japan Ltd.(a)	13,700	80,665
FJ Next Co., Ltd.	6,500	52,787
Foster Electric Co., Ltd.	6,206	71,668
France Bed Holdings Co., Ltd.	1,700	13,992
Fuji Corp., Ltd.	7,100	52,871
Fujitsu General Ltd.	12,700	162,982
Hoosiers Holdings(a)	5,900	33,825
JVC Kenwood Corp.	19,500	41,945
Ki-Star Real Estate Co., Ltd.(a)	2,800	41,343
Meiwa Estate Co., Ltd.	4,500	23,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Misawa Homes Co., Ltd.	8,300	$56,360
Nihon House Holdings Co., Ltd.(a)	14,700	56,139
Pressance Corp.	6,500	77,610
Sanei Architecture Planning Co., Ltd.	2,500	31,286
Sangetsu Corp.	12,200	221,838
Space Value Holdings Co., Ltd.(a)	9,400	80,365
Starts Corp., Inc.	8,200	181,990
Sumitomo Forestry Co., Ltd.	32,400	425,247
Tama Home Co., Ltd.	5,100	46,809
Tamron Co., Ltd.	6,500	93,014
Toa Corp.	3,500	31,709
Zojirushi Corp.(a)	9,100	80,039

Total Household Durables		1,979,376

Household Products - 0.1%
Earth Corp.(a)	2,600	119,673
ST Corp.	1,200	20,322

Total Household Products		139,995

Independent Power & Renewable Electricity Producers - 0.1%
West Holdings Corp.	6,900	78,801

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	10,300	56,328
Nisshinbo Holdings, Inc.	24,300	184,052
TOKAI Holdings Corp.	24,700	196,087

Total Industrial Conglomerates		436,467

Interactive Media & Services - 0.8%
COOKPAD, Inc.(a)	13,400	36,396
Dip Corp.	6,300	103,416
Gurunavi, Inc.	14,800	91,729
Mixi, Inc.	22,100	463,694
MTI Ltd.	8,100	45,995

Total Interactive Media & Services		741,230

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.(a)	3,900	83,321
Belluna Co., Ltd.	7,600	69,340

Total Internet & Direct Marketing Retail		152,661

IT Services - 2.0%
Digital Garage, Inc.	2,300	52,471
DTS Corp.	3,900	124,769
Future Corp.	7,200	97,518
GMO Internet, Inc.(a)	7,800	104,578
I-Net Corp.	1,300	16,257
Infocom Corp.	2,300	83,854
Information Services International-Dentsu Ltd.	3,900	97,718
Kanematsu Electronics Ltd.	5,000	150,162
LAC Co., Ltd.(a)	2,400	29,465
NEC Networks & System Integration Corp.	9,100	202,462
NET One Systems Co., Ltd.	10,600	186,851
Nihon Unisys Ltd.	11,700	261,375
NS Solutions Corp.	11,700	281,529
NSD Co., Ltd.	6,500	125,717
Transcosmos, Inc.	3,900	82,006

Total IT Services		1,896,732

Leisure Products - 1.6%
Fields Corp.	6,500	45,263
Furyu Corp.	5,500	51,082
GLOBERIDE, Inc.	700	16,359
Heiwa Corp.	21,800	443,491
Mizuno Corp.	3,300	70,112
Sankyo Co., Ltd.	20,500	781,023
Tomy Co., Ltd.	11,200	112,291

Total Leisure Products		1,519,621

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	3,800	57,910

Machinery - 6.1%
Aichi Corp.	13,500	71,859
Aida Engineering Ltd.	10,700	70,316
Alinco, Inc.	8,100	70,801
Anest Iwata Corp.	6,900	62,513
Asahi Diamond Industrial Co., Ltd.	6,100	33,915
Bando Chemical Industries Ltd.	8,000	75,979
CKD Corp.(a)	8,900	75,765
DMG Mori Co., Ltd.(a)	18,600	210,387
Ebara Corp.	8,300	186,932
Fujitec Co., Ltd.	13,900	149,623
Fukushima Industries Corp.	1,300	42,301
Furukawa Co., Ltd.	9,300	106,634
Giken Ltd.	4,700	148,435
Glory Ltd.	11,700	263,827
Hirata Corp.(a)	1,300	58,119
Hitachi Zosen Corp.	25,435	77,431
Hokuetsu Industries Co., Ltd.	6,600	63,043
Hosokawa Micron Corp.	700	26,733
Iseki & Co., Ltd.	3,900	56,021
Japan Steel Works Ltd. (The)	5,203	83,986
Juki Corp.	4,800	48,693
Kato Works Co., Ltd.	2,200	50,952
Kito Corp.	3,200	43,925
Kitz Corp.	15,600	121,996
Kurita Water Industries Ltd.	12,200	296,229
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,500	70,633
Makino Milling Machine Co., Ltd.	2,300	81,548
Max Co., Ltd.	6,300	78,323
Meidensha Corp.	5,200	65,548
METAWATER Co., Ltd.	3,500	93,533
Mitsubishi Logisnext Co., Ltd.	5,000	48,398
Mitsuboshi Belting Ltd.	4,900	94,637
Miura Co., Ltd.	7,600	173,522
Morita Holdings Corp.	3,800	62,205
Nachi-Fujikoshi Corp.(a)	2,400	83,671
Nippon Thompson Co., Ltd.	9,100	40,559
Nissei ASB Machine Co., Ltd.	1,300	41,530
Nitta Corp.	2,700	79,857
Nitto Kohki Co., Ltd.	4,600	88,633
Noritake Co., Ltd.	1,300	53,794
NTN Corp.	114,000	330,420
Obara Group, Inc.	2,100	74,935
Oiles Corp.	3,800	61,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
OKUMA Corp.	3,600	$172,593
OSG Corp.	11,000	213,654
Rheon Automatic Machinery Co., Ltd.	2,000	25,138
Ryobi Ltd.	3,800	91,229
Shibuya Corp.	1,600	51,479
Shima Seiki Manufacturing Ltd.	2,300	67,188
Shinmaywa Industries Ltd.	11,700	142,897
Sodick Co., Ltd.	10,300	64,683
Star Micronics Co., Ltd.(a)	9,600	130,462
Tadano Ltd.	12,900	117,460
Takeuchi Manufacturing Co., Ltd.	4,400	67,936
Takuma Co., Ltd.	5,500	68,878
Tocalo Co., Ltd.	11,000	85,121
Toshiba Machine Co., Ltd.(a)	5,100	91,341
Tsubaki Nakashima Co., Ltd.(a)	6,900	101,945
Tsubakimoto Chain Co.	6,400	210,874
Tsugami Corp.	6,000	35,054
Union Tool Co.	1,400	37,311
YAMABIKO Corp.	5,200	48,438

Total Machinery		5,943,493

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	18,700	68,347
Mitsui OSK Lines Ltd.	6,500	142,127
Nippon Yusen K.K.	13,600	209,612
NS United Kaiun Kaisha Ltd.	5,900	159,015

Total Marine		579,101

Media - 1.0%
AOI TYO Holdings, Inc.(a)	3,900	28,118
Asahi Broadcasting Group Holdings Corp.	4,400	29,075
F@N Communications, Inc.	14,300	69,991
Intage Holdings, Inc.	7,900	64,228
Kadokawa Dwango	7,500	78,886
SKY Perfect JSAT Holdings, Inc.	89,200	381,304
Tow Co., Ltd.	7,400	47,618
Tv Tokyo Holdings Corp.	3,300	70,924
Wowow, Inc.	3,800	105,118
Zenrin Co., Ltd.	4,400	93,362

Total Media		968,624

Metals & Mining - 3.8%
Aichi Steel Corp.	2,900	90,794
Asahi Holdings, Inc.	8,300	170,214
Daido Steel Co., Ltd.	6,900	272,000
Daiki Aluminium Industry Co., Ltd.(a)	7,500	38,760
Dowa Holdings Co., Ltd.	11,600	348,904
Godo Steel Ltd.	4,800	70,043
Hakudo Co., Ltd.	3,300	47,794
Kobe Steel Ltd.	65,900	458,894
Kurimoto Ltd.	3,700	46,707
Kyoei Steel Ltd.(a)	6,500	98,346
Maruichi Steel Tube Ltd.	14,300	451,620
Mitsubishi Materials Corp.	23,600	622,722
Mitsui Mining & Smelting Co., Ltd.	5,000	103,769
Nippon Light Metal Holdings Co., Ltd.	123,700	251,425
Sanyo Special Steel Co., Ltd.	4,500	95,443
Toho Titanium Co., Ltd.	6,100	55,988
Toho Zinc Co., Ltd.	2,900	88,680
Tokyo Rope Manufacturing Co., Ltd.	3,100	26,277
Tokyo Steel Manufacturing Co., Ltd.	10,400	84,364
Topy Industries Ltd.	3,700	75,912
UACJ Corp.(a)	8,053	158,029

Total Metals & Mining		3,656,685

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Achilles Corp.	3,900	65,655

Multiline Retail - 0.7%
Fuji Co., Ltd.	3,400	57,950
H2O Retailing Corp.	17,600	250,569
MrMax Holdings Ltd.	6,400	27,592
Parco Co., Ltd.	8,900	90,367
Seria Co., Ltd.(a)	2,900	98,327
Takashimaya Co., Ltd.	14,800	189,393

Total Multiline Retail		714,198

Oil, Gas & Consumable Fuels - 0.9%
BP Castrol K.K.(a)	7,400	82,488
Cosmo Energy Holdings Co., Ltd.(a)	8,500	175,400
Fuji Oil Co., Ltd.	14,200	38,439
Itochu Enex Co., Ltd.	27,700	242,878
Nippon Coke & Engineering Co., Ltd.	84,600	70,169
Sala Corp.(a)	15,200	82,986
San-Ai Oil Co., Ltd.	11,300	112,161
Sinanen Holdings Co., Ltd.	2,800	61,352

Total Oil, Gas & Consumable Fuels		865,873

Paper & Forest Products - 0.8%
Daiken Corp.	3,500	63,419
Daio Paper Corp.(a)	7,700	88,920
Hokuetsu Corp.	35,000	159,185
Nippon Paper Industries Co., Ltd.	26,400	472,825

Total Paper & Forest Products		784,349

Personal Products - 0.9%
Artnature, Inc.	5,900	34,578
Ci:z Holdings Co., Ltd.	3,500	187,577
Fancl Corp.	9,800	250,728
Mandom Corp.	4,900	134,430
Milbon Co., Ltd.	2,700	110,003
Noevir Holdings Co., Ltd.	4,400	191,496

Total Personal Products		908,812

Pharmaceuticals - 2.1%
Fuji Pharma Co., Ltd.	3,900	62,918
JCR Pharmaceuticals Co., Ltd.	1,300	55,156
Kaken Pharmaceutical Co., Ltd.	8,100	359,171
KYORIN Holdings, Inc.	12,500	273,550
Mochida Pharmaceutical Co., Ltd.	2,700	221,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd.	6,300	$92,506
Sawai Pharmaceutical Co., Ltd.	7,400	352,750
Seikagaku Corp.	5,200	59,197
Torii Pharmaceutical Co., Ltd.	3,200	70,962
Towa Pharmaceutical Co., Ltd.	1,500	104,863
Tsumura & Co.	8,500	236,681
ZERIA Pharmaceutical Co., Ltd.	5,600	100,705

Total Pharmaceuticals		1,990,434

Professional Services - 1.5%
Altech Corp.	3,900	59,363
Benefit One, Inc.	5,200	159,960
en-japan, Inc.	2,700	84,040
FULLCAST Holdings Co., Ltd.	3,600	58,800
Funai Soken Holdings, Inc.	3,540	52,980
JAC Recruitment Co., Ltd.	5,400	92,088
Link And Motivation, Inc.(a)	2,000	15,385
Meitec Corp.	6,200	252,317
Nomura Co., Ltd.	6,300	144,874
Outsourcing, Inc.(a)	5,400	51,975
Tanseisha Co., Ltd.	6,600	65,209
TechnoPro Holdings, Inc.	3,900	160,848
Trust Tech, Inc.	1,300	32,762
Weathernews, Inc.	1,500	38,418
World Holdings Co., Ltd.	2,400	47,031
YAMADA Consulting Group Co., Ltd.(a)	1,300	19,705
Yumeshin Holdings Co., Ltd.(a)	16,800	121,274

Total Professional Services		1,457,029

Real Estate Management & Development - 2.1%
Airport Facilities Co., Ltd.	4,800	22,619
Daibiru Corp.	11,200	110,862
Goldcrest Co., Ltd.	5,700	82,345
Heiwa Real Estate Co., Ltd.	3,300	52,486
Ichigo, Inc.	44,200	128,513
Japan Property Management Center Co., Ltd.(a)	3,900	30,286
Katitas Co., Ltd.(a)	1,300	30,772
Keihanshin Building Co., Ltd.	10,400	78,203
Kenedix, Inc.	15,100	64,823
Leopalace21 Corp.	56,900	226,117
Nippon Commercial Development Co., Ltd.(a)	3,900	50,974
Nisshin Fudosan Co.	6,500	26,956
Open House Co., Ltd.	5,000	169,074
Prospect Co., Ltd.(a)	272,500	57,125
Raysum Co., Ltd.(a)	8,100	71,834
SAMTY Co., Ltd.(a)	4,800	54,993
Shinoken Group Co., Ltd.(a)	2,300	14,297
Sun Frontier Fudousan Co., Ltd.	7,900	76,613
Takara Leben Co., Ltd.(a)	27,700	76,247
TOC Co., Ltd.	14,300	95,277
Tokyo Tatemono Co., Ltd.	29,100	302,365
Tosei Corp.	7,300	55,624
Unizo Holdings Co., Ltd.(a)	8,400	156,416

Total Real Estate Management & Development		2,034,821

Road & Rail - 2.0%
Fukuyama Transporting Co., Ltd.	3,600	138,796
Hamakyorex Co., Ltd.	1,300	44,967
Hitachi Transport System Ltd.	8,700	247,405
Ichinen Holdings Co., Ltd.	5,500	57,649
Maruzen Showa Unyu Co., Ltd.	3,900	97,753
Nankai Electric Railway Co., Ltd.	6,500	172,046
Nikkon Holdings Co., Ltd.	9,400	225,072
Nishi-Nippon Railroad Co., Ltd.	4,900	123,488
Sakai Moving Service Co., Ltd.	1,300	70,619
Sankyu, Inc.	5,300	240,327
Senko Group Holdings Co., Ltd.	24,100	182,977
Sotetsu Holdings, Inc.	9,100	271,221
Trancom Co., Ltd.	300	15,422

Total Road & Rail		1,887,742

Semiconductors & Semiconductor Equipment - 1.0%
Ferrotec Holdings Corp.	2,000	14,310
Japan Material Co., Ltd.	5,800	56,512
Lasertec Corp.	4,700	120,033
MegaChips Corp.(a)	1,892	40,163
Mimasu Semiconductor Industry Co., Ltd.	3,300	39,252
Mitsui High-Tec, Inc.(a)	3,500	26,860
NuFlare Technology, Inc.	1,400	63,610
Optorun Co., Ltd.(a)	2,700	41,343
Sanken Electric Co., Ltd.	2,200	41,167
Shindengen Electric Manufacturing Co., Ltd.	1,400	48,489
Shinko Electric Industries Co., Ltd.	24,700	157,590
Tokyo Seimitsu Co., Ltd.	6,500	164,285
Ulvac, Inc.(a)	3,900	113,394
Yamaichi Electronics Co., Ltd.(a)	3,900	41,696

Total Semiconductors & Semiconductor Equipment		968,704

Software - 0.5%
Broadleaf Co., Ltd.(a)	15,600	75,786
Computer Engineering & Consulting Ltd.	1,600	26,629
Cresco Ltd.(a)	1,600	42,496
Fuji Soft, Inc.	1,900	72,214
Fukui Computer Holdings, Inc.	3,400	42,765
Infomart Corp.(a)	5,400	49,465
Miroku Jyoho Service Co., Ltd.(a)	1,800	40,605
SRA Holdings	3,300	78,894
Systena Corp.	8,300	96,379

Total Software		525,233

Specialty Retail - 4.6%
Adastria Co., Ltd.(a)	11,122	188,045
Alpen Co., Ltd.	6,300	96,583
AOKI Holdings, Inc.	15,200	178,856
Aoyama Trading Co., Ltd.	16,900	405,883
Arcland Sakamoto Co., Ltd.	3,900	48,059
Autobacs Seven Co., Ltd.	17,500	290,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

Investments	Shares	Value
Bic Camera, Inc.	10,000	$127,056
Chiyoda Co., Ltd.	6,400	103,599
DCM Holdings Co., Ltd.(a)	24,700	258,223
EDION Corp.(a)	17,900	176,365
Geo Holdings Corp.	8,200	124,740
Gfoot Co., Ltd.(a)	3,900	25,949
Honeys Holdings Co., Ltd.	7,500	53,047
IDOM, Inc.(a)	6,500	21,624
JINS, Inc.	800	42,364
Joshin Denki Co., Ltd.	1,700	37,373
K’s Holdings Corp.	38,368	377,683
Keiyo Co., Ltd.	16,900	80,407
Kohnan Shoji Co., Ltd.	4,700	114,035
Komeri Co., Ltd.	3,900	84,281
Konaka Co., Ltd.	3,900	15,676
LIXIL VIVA Corp.	7,600	107,854
Nishimatsuya Chain Co., Ltd.	10,100	81,930
Nojima Corp.	3,900	79,091
PAL GROUP Holdings Co., Ltd.	3,900	96,154
PC Depot Corp.	7,400	29,205
Right On Co., Ltd.	7,600	58,672
Sac’s Bar Holdings, Inc.	6,500	66,117
Sanrio Co., Ltd.(a)	16,857	330,334
Shimachu Co., Ltd.	8,900	240,113
T-Gaia Corp.	10,500	198,774
United Arrows Ltd.	3,500	112,131
VT Holdings Co., Ltd.	24,654	91,906
Xebio Holdings Co., Ltd.	5,800	66,979
Yellow Hat Ltd.	3,800	90,779

Total Specialty Retail		4,500,344

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	4,700	119,776
Maxell Holdings Ltd.	9,500	125,206
MCJ Co., Ltd.	15,000	90,644
Riso Kagaku Corp.	7,900	121,760
Roland DG Corp.	1,300	25,001
Toshiba TEC Corp.	5,800	135,490
Wacom Co., Ltd.	13,600	56,525

Total Technology Hardware, Storage & Peripherals		674,402

Textiles, Apparel & Luxury Goods - 1.8%
Asics Corp.	27,300	349,601
Baroque Japan Ltd.	10,500	88,142
Descente Ltd.	6,800	111,934
Fujibo Holdings, Inc.	1,900	42,826
Goldwin, Inc.(a)	800	85,677
Gunze Ltd.	2,100	79,529
Japan Wool Textile Co., Ltd. (The)	14,800	111,558
Kurabo Industries Ltd.	4,500	101,759
Onward Holdings Co., Ltd.	28,139	151,576
Seiko Holdings Corp.	8,400	161,776
Seiren Co., Ltd.	7,700	125,625
Wacoal Holdings Corp.	10,000	259,126
Yondoshi Holdings, Inc.	3,900	77,776

Total Textiles, Apparel & Luxury Goods		1,746,905

Thrifts & Mortgage Finance - 0.0%
Aruhi Corp.(a)	2,200	39,964

Trading Companies & Distributors - 2.4%
Advan Co., Ltd.	6,500	54,386
Alconix Corp.(a)	4,000	39,630
Daiichi Jitsugyo Co., Ltd.	2,500	80,208
Gecoss Corp.	3,500	32,730
Hanwa Co., Ltd.	7,900	203,701
Inaba Denki Sangyo Co., Ltd.	3,900	145,919
Inabata & Co., Ltd.	11,500	146,849
Iwatani Corp.(a)	4,300	143,836
Japan Pulp & Paper Co., Ltd.	2,100	80,390
Kamei Corp.	4,600	52,073
Kanamoto Co., Ltd.	3,000	78,996
Kanematsu Corp.	13,600	165,483
Nagase & Co., Ltd.	14,300	197,462
Nippon Steel & Sumikin Bussan Corp.	6,396	264,375
Nishio Rent All Co., Ltd.	2,100	63,068
Onoken Co., Ltd.	3,900	57,266
Sanyo Trading Co., Ltd.	1,700	28,743
Sato Shoji Corp.	4,700	37,912
Seika Corp.	2,000	27,690
Shinsho Corp.	2,200	48,706
Trusco Nakayama Corp.	4,800	126,699
Wakita & Co., Ltd.	6,500	66,294
Yamazen Corp.	14,200	133,568
Yuasa Trading Co., Ltd.	3,100	88,862

Total Trading Companies & Distributors		2,364,846

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	13,700	281,705
Mitsubishi Logistics Corp.	8,300	188,899
Nissin Corp.	1,900	30,981

Total Transportation Infrastructure		501,585

TOTAL COMMON STOCKS (Cost: $111,816,625)		98,437,489

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $4,554,636)(c)	4,554,636	4,554,636

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $116,371,261)		102,992,125
Other Assets less Liabilities - (6.2)%		(6,036,688)

NET ASSETS - 100.0%		$96,955,437

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,494,013. The Fund also had securities on loan having a total market value of $50,504 that were sold and pending settlement. The total market value of the collateral held by the Fund was $9,175,426. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,620,790.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/8/2019	2,509,572,039	JPY	22,876,286	USD	$—	$(889)
Bank of America N.A.	2/5/2019	20,378,515	USD	2,230,721,917	JPY	—	(164)
Barclays Bank PLC	1/8/2019	2,509,574,326	JPY	22,876,286	USD	—	(868)
Barclays Bank PLC	1/8/2019	24,636,001	USD	2,787,373,815	JPY	—	(771,631)
Barclays Bank PLC	2/5/2019	20,378,515	USD	2,230,766,750	JPY	—	(574)
Citibank N.A.	1/8/2019	938,653,405	JPY	8,379,592	USD	176,476	—
Citibank N.A.	1/8/2019	2,509,796,226	JPY	22,876,286	USD	1,155	—
Citibank N.A.	1/8/2019	24,636,001	USD	2,787,339,325	JPY	—	(771,317)
Citibank N.A.	2/5/2019	20,378,515	USD	2,230,880,869	JPY	—	(1,616)
Commonwealth Bank of Australia	1/8/2019	18,770,287	USD	2,123,796,032	JPY	—	(588,662)
Goldman Sachs	1/8/2019	2,509,530,861	JPY	22,876,286	USD	—	(1,264)
Goldman Sachs	1/8/2019	24,636,001	USD	2,787,272,808	JPY	—	(770,710)
Goldman Sachs	2/5/2019	20,378,515	USD	2,230,670,971	JPY	301	—
UBS AG	1/8/2019	1,912,062,271	JPY	17,429,555	USD	—	(614)
UBS AG	1/8/2019	24,636,001	USD	2,787,620,175	JPY	—	(773,877)
UBS AG	2/5/2019	15,526,491	USD	1,699,608,889	JPY	—	(225)

						$177,932	$(3,682,411)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Japan - 99.5%

Air Freight & Logistics - 0.3%
AIT Corp.	25,000	$210,773
Kintetsu World Express, Inc.	38,400	567,696
Konoike Transport Co., Ltd.	42,000	613,645
Maruwa Unyu Kikan Co., Ltd.(a)	16,300	402,170
SBS Holdings, Inc.	14,300	184,819

Total Air Freight & Logistics		1,979,103

Auto Components - 6.2%
Ahresty Corp.	56,300	319,178
Aisan Industry Co., Ltd.	103,600	699,700
Daido Metal Co., Ltd.	56,100	397,299
Daikyonishikawa Corp.	65,200	642,997
Eagle Industry Co., Ltd.	51,500	599,421
Exedy Corp.	56,325	1,381,494
FCC Co., Ltd.	40,800	958,316
Futaba Industrial Co., Ltd.	97,100	487,646
G-Tekt Corp.	56,800	757,920
H-One Co., Ltd.	36,200	324,007
IJT Technology Holdings Co., Ltd.	74,200	409,160
Imasen Electric Industrial	57,200	509,881
Kasai Kogyo Co., Ltd.	59,400	444,492
Keihin Corp.	87,221	1,465,939
KYB Corp.(a)	22,040	533,548
Musashi Seimitsu Industry Co., Ltd.	53,800	754,176
NHK Spring Co., Ltd.	241,600	2,124,997
Nichirin Co., Ltd.	31,800	544,033
Nifco, Inc.	79,372	1,880,939
Nihon Tokushu Toryo Co., Ltd.	22,400	264,802
Nissin Kogyo Co., Ltd.	86,500	1,102,192
NOK Corp.(a)	234,600	3,284,379
Pacific Industrial Co., Ltd.	64,100	857,666
Piolax, Inc.	44,200	888,311
Press Kogyo Co., Ltd.	88,900	437,552
Riken Corp.	20,200	922,408
Sanoh Industrial Co., Ltd.	104,600	526,265
Shoei Co., Ltd.(a)	17,900	610,997
Showa Corp.	44,600	526,428
Sumitomo Riko Co., Ltd.	56,900	472,460
T. RAD Co., Ltd.	12,900	270,898
Tachi-S Co., Ltd.	13,100	171,339
Taiho Kogyo Co., Ltd.	47,700	416,068
Tokai Rika Co., Ltd.	165,558	2,752,384
Topre Corp.	44,300	884,667
Toyo Tire & Rubber Co., Ltd.(a)	184,300	2,309,734
Toyoda Gosei Co., Ltd.	124,100	2,460,169
Toyota Boshoku Corp.	260,300	3,893,290
TPR Co., Ltd.	19,700	402,565
TS Tech Co., Ltd.	66,300	1,824,965
Unipres Corp.	66,903	1,134,817
Yokohama Rubber Co., Ltd. (The)(a)	210,600	3,963,806
Yorozu Corp.	38,900	490,349

Total Auto Components		46,103,654

Banks - 6.3%
77 Bank Ltd. (The)	79,400	1,380,083
Akita Bank Ltd. (The)	34,200	679,231
Aomori Bank Ltd. (The)	12,862	325,668
Awa Bank Ltd. (The)	17,975	471,841
Bank of Nagoya Ltd. (The)(a)	11,469	345,486
Bank of Okinawa Ltd. (The)	11,780	341,434
Bank of Saga Ltd. (The)	34,144	549,590
Bank of the Ryukyus Ltd.	61,608	638,457
Chugoku Bank Ltd. (The)	153,900	1,300,326
Chukyo Bank Ltd. (The)	34,200	665,203
Daishi Hokuetsu Financial Group, Inc.	50,655	1,403,556
Ehime Bank Ltd. (The)	78,999	779,081
Eighteenth Bank Ltd. (The)	17,304	389,247
FIDEA Holdings Co., Ltd.	552,600	674,916
Fukui Bank Ltd. (The)	34,048	493,116
Gunma Bank Ltd. (The)	456,200	1,908,543
Hachijuni Bank Ltd. (The)	708,600	2,912,807
Hiroshima Bank Ltd. (The)	346,800	1,842,815
Hokkoku Bank Ltd. (The)	33,762	1,077,036
Hokuhoku Financial Group, Inc.	174,000	1,964,964
Hyakugo Bank Ltd. (The)	168,100	599,071
Hyakujushi Bank Ltd. (The)	42,900	1,014,679
Iyo Bank Ltd. (The)	265,300	1,402,488
Jimoto Holdings, Inc.	417,200	479,125
Juroku Bank Ltd. (The)	63,400	1,321,568
Keiyo Bank Ltd. (The)	137,342	883,776
Kiyo Bank Ltd. (The)	71,690	1,018,682
Kyushu Financial Group, Inc.	574,300	2,177,540
Miyazaki Bank Ltd. (The)	34,100	904,443
Musashino Bank Ltd. (The)	33,000	764,882
Nanto Bank Ltd. (The)	50,100	979,031
Nishi-Nippon Financial Holdings, Inc.	195,200	1,704,431
North Pacific Bank Ltd.	665,615	1,783,629
Ogaki Kyoritsu Bank Ltd. (The)	60,242	1,206,323
Oita Bank Ltd. (The)	11,500	351,137
San-In Godo Bank Ltd. (The)	227,200	1,594,531
Senshu Ikeda Holdings, Inc.	599,840	1,640,177
Shiga Bank Ltd. (The)(a)	34,284	804,017
Shikoku Bank Ltd. (The)	34,400	370,604
Suruga Bank Ltd.(a)	153,500	568,026
Tochigi Bank Ltd. (The)	175,843	402,284
Toho Bank Ltd. (The)	340,400	971,109
Tokyo Kiraboshi Financial Group, Inc.	39,700	614,054
TOMONY Holdings, Inc.	95,877	354,793
Towa Bank Ltd. (The)	43,300	293,626
Yamagata Bank Ltd. (The)	19,200	365,573
Yamaguchi Financial Group, Inc.	172,800	1,661,614
Yamanashi Chuo Bank Ltd. (The)	28,000	359,841

Total Banks		46,734,454

Beverages - 0.6%
Ito En Ltd.	34,700	1,557,650
Sapporo Holdings Ltd.	50,898	1,063,748
Takara Holdings, Inc.	131,111	1,598,929

Total Beverages		4,220,327

Building Products - 1.9%
Aica Kogyo Co., Ltd.	63,015	2,113,614
Bunka Shutter Co., Ltd.	53,800	350,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Central Glass Co., Ltd.	36,286	$716,360
Nichias Corp.	72,213	1,238,050
Nichiha Corp.	23,200	584,467
Nihon Flush Co., Ltd.(a)	11,000	175,756
Nitto Boseki Co., Ltd.	23,799	389,365
Noritz Corp.	19,100	273,317
Okabe Co., Ltd.	114,600	915,004
Sankyo Tateyama, Inc.	28,900	305,819
Sanwa Holdings Corp.	242,566	2,761,381
Shin Nippon Air Technologies Co., Ltd.	51,100	837,423
Sinko Industries Ltd.	18,100	244,490
Takara Standard Co., Ltd.	79,531	1,193,164
Takasago Thermal Engineering Co., Ltd.	110,072	1,794,821

Total Building Products		13,893,149

Capital Markets - 2.8%
GCA Corp.(a)	75,300	454,346
GMO Financial Holdings, Inc.	192,700	995,861
Ichiyoshi Securities Co., Ltd.	112,288	824,902
IwaiCosmo Holdings, Inc.	58,300	629,150
kabu.com Securities Co., Ltd.	463,600	1,593,011
Kyokuto Securities Co., Ltd.	104,500	1,118,197
Marusan Securities Co., Ltd.	260,400	1,820,415
Matsui Securities Co., Ltd.	556,900	5,862,639
Mito Securities Co., Ltd.	260,400	612,343
Monex Group, Inc.(a)	235,894	795,523
Okasan Securities Group, Inc.	527,300	2,345,371
Sparx Group Co., Ltd.	323,400	545,313
Tokai Tokyo Financial Holdings, Inc.	690,900	2,959,696
Toyo Securities Co., Ltd.	328,300	508,691

Total Capital Markets		21,065,458

Chemicals - 7.3%
ADEKA Corp.	89,925	1,305,660
Arakawa Chemical Industries Ltd.	34,200	408,661
Asahi Yukizai Corp.	31,500	420,613
C.I. Takiron Corp.	118,500	629,681
Chugoku Marine Paints Ltd.	89,200	737,405
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,942	544,975
Denka Co., Ltd.	124,500	3,529,098
DIC Corp.	170,100	5,224,782
Fujimi, Inc.	31,500	605,510
Fujimori Kogyo Co., Ltd.	26,900	723,528
Fuso Chemical Co., Ltd.(a)	22,300	401,630
JCU Corp.	22,700	288,211
JSP Corp.	15,923	311,450
Kaneka Corp.	56,900	2,043,349
Kanto Denka Kogyo Co., Ltd.	42,100	305,826
KH Neochem Co., Ltd.	34,100	715,474
Koatsu Gas Kogyo Co., Ltd.	84,500	660,042
Konishi Co., Ltd.	18,900	284,064
Kumiai Chemical Industry Co., Ltd.	79,524	469,686
Kureha Corp.	15,364	852,817
Lintec Corp.	91,065	1,962,983
Moriroku Holdings Co., Ltd.	31,900	785,034
Nihon Nohyaku Co., Ltd.(a)	135,700	630,789
Nihon Parkerizing Co., Ltd.	72,600	841,701
Nippon Kayaku Co., Ltd.	261,900	3,344,318
Nippon Shokubai Co., Ltd.	36,700	2,344,866
Nippon Soda Co., Ltd.	30,318	743,339
NOF Corp.	86,800	2,970,733
Okamoto Industries, Inc.	18,187	956,469
Okura Industrial Co., Ltd.	19,190	320,606
Osaka Organic Chemical Industry Ltd.	36,900	364,577
Osaka Soda Co., Ltd.	28,200	631,779
Riken Technos Corp.	122,400	507,606
Sakai Chemical Industry Co., Ltd.	11,000	226,086
Sakata INX Corp.	55,800	617,429
Sanyo Chemical Industries Ltd.	19,235	888,862
Sekisui Plastics Co., Ltd.	56,300	475,688
Shikoku Chemicals Corp.	50,500	474,092
Sumitomo Bakelite Co., Ltd.	34,318	1,188,611
Sumitomo Seika Chemicals Co., Ltd.	12,800	492,330
T Hasegawa Co., Ltd.(a)	17,000	241,562
Taiyo Holdings Co., Ltd.	54,291	1,531,519
Takasago International Corp.	25,800	792,471
Tayca Corp.	18,600	275,147
Toagosei Co., Ltd.	108,400	1,197,473
Tokuyama Corp.	28,700	633,302
Tokyo Ohka Kogyo Co., Ltd.	33,400	898,967
Toyo Ink SC Holdings Co., Ltd.	70,302	1,566,040
Toyobo Co., Ltd.	113,453	1,550,071
Ube Industries Ltd.	133,893	2,726,309
Valqua Ltd.	20,037	404,886
Zeon Corp.	128,900	1,181,911

Total Chemicals		54,230,018

Commercial Services & Supplies - 1.6%
Aeon Delight Co., Ltd.	30,400	1,019,660
Bell System24 Holdings, Inc.	79,100	931,479
Daiseki Co., Ltd.	17,807	370,049
Inui Global Logistics Co., Ltd.(a)	56,100	403,947
Kokuyo Co., Ltd.	92,503	1,353,209
Matsuda Sangyo Co., Ltd.	46,700	619,744
Mitsubishi Pencil Co., Ltd.	49,000	970,487
Nakamoto Packs Co., Ltd.	34,100	510,964
Nichiban Co., Ltd.	11,500	198,209
Nippon Air Conditioning Services Co., Ltd.	56,900	373,922
Nippon Parking Development Co., Ltd.	342,200	442,897
Okamura Corp.	101,976	1,317,978
Pilot Corp.	11,600	563,533
Prestige International, Inc.	23,500	254,673
Relia, Inc.	66,700	550,185
Sato Holdings Corp.	30,038	714,571
Toppan Forms Co., Ltd.	151,600	1,195,224

Total Commercial Services & Supplies		11,790,731

Construction & Engineering - 6.2%
Asanuma Corp.(a)	21,700	539,558
Asunaro Aoki Construction Co., Ltd.	65,600	562,636
COMSYS Holdings Corp.	101,000	2,469,881
Daiho Corp.	23,700	765,770
Fudo Tetra Corp.	37,360	577,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Hazama Ando Corp.	222,900	$1,474,962
Kandenko Co., Ltd.	200,838	1,953,189
Kitano Construction Corp.	11,465	343,799
Kumagai Gumi Co., Ltd.	54,500	1,639,247
Kyowa Exeo Corp.	103,666	2,435,865
Kyudenko Corp.	56,890	2,162,250
Maeda Corp.	125,887	1,178,380
Maeda Road Construction Co., Ltd.	91,594	1,905,095
Matsui Construction Co., Ltd.	67,300	452,695
Meisei Industrial Co., Ltd.	79,500	522,440
Mirait Holdings Corp.	61,600	905,065
Nippo Corp.	124,558	2,398,861
Nippon Densetsu Kogyo Co., Ltd.	54,500	1,081,406
Nippon Koei Co., Ltd.	14,700	327,054
Nippon Road Co., Ltd. (The)	10,300	538,869
Nishimatsu Construction Co., Ltd.	73,007	1,665,556
Nittoc Construction Co., Ltd.(a)	128,100	753,083
Okumura Corp.	110,070	3,210,354
OSJB Holdings Corp.	101,900	265,628
Penta-Ocean Construction Co., Ltd.	227,593	1,263,311
PS Mitsubishi Construction Co., Ltd.(a)	101,500	552,299
Raito Kogyo Co., Ltd.	70,200	936,085
Shinnihon Corp.	47,600	452,073
SHO-BOND Holdings Co., Ltd.	14,600	1,087,199
Sumitomo Densetsu Co., Ltd.	33,100	549,379
Sumitomo Mitsui Construction Co., Ltd.	173,960	1,059,156
Taihei Dengyo Kaisha Ltd.	21,100	471,560
Taikisha Ltd.	33,565	895,454
Tekken Corp.	34,300	797,514
Toda Corp.	310,949	1,944,228
Tokyo Energy & Systems, Inc.(a)	56,400	496,067
Tokyu Construction Co., Ltd.	110,300	1,002,316
Toshiba Plant Systems & Services Corp.	79,100	1,458,500
Totetsu Kogyo Co., Ltd.	33,779	935,954
Toyo Construction Co., Ltd.	126,100	434,451
Yahagi Construction Co., Ltd.	102,100	653,276
Yokogawa Bridge Holdings Corp.	16,900	251,386
Yurtec Corp.	117,400	915,959

Total Construction & Engineering		46,285,330

Construction Materials - 0.4%
Geostr Corp.	107,500	411,521
Krosaki Harima Corp.	12,700	767,452
Sumitomo Osaka Cement Co., Ltd.	39,740	1,633,572

Total Construction Materials		2,812,545

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	53,100	197,464

Containers & Packaging - 1.0%
FP Corp.	23,100	1,414,866
Fuji Seal International, Inc.	28,110	994,092
Hokkan Holdings Ltd.	16,100	255,921
Nihon Yamamura Glass Co., Ltd.	35,000	495,739
Pack Corp. (The)	21,900	607,807
Rengo Co., Ltd.	181,100	1,432,756
Toyo Seikan Group Holdings Ltd.	95,700	2,199,839

Total Containers & Packaging		7,401,020

Distributors - 0.7%
Arata Corp.	10,000	397,393
Canon Marketing Japan, Inc.	207,500	3,706,877
Doshisha Co., Ltd.	36,400	584,245
Happinet Corp.	33,600	431,197

Total Distributors		5,119,712

Diversified Consumer Services - 0.8%
Benesse Holdings, Inc.	127,300	3,246,460
Meiko Network Japan Co., Ltd.(a)	34,086	278,367
Riso Kyoiku Co., Ltd.	202,100	841,815
Studio Alice Co., Ltd.	30,060	627,694
Tokyo Individualized Educational Institute, Inc.(a)	64,500	599,645

Total Diversified Consumer Services		5,593,981

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	146,900	1,502,273
Ricoh Leasing Co., Ltd.	18,900	564,166

Total Diversified Financial Services		2,066,439

Diversified Telecommunication Services - 0.1%
Internet Initiative Japan, Inc.	19,300	437,489

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	41,100	284,701
Okinawa Electric Power Co., Inc. (The)	48,325	939,940
Shikoku Electric Power Co., Inc.	208,300	2,521,282

Total Electric Utilities		3,745,923

Electrical Equipment - 1.7%
Chiyoda Integre Co., Ltd.	31,081	558,645
Cosel Co., Ltd.(a)	56,900	481,795
Daihen Corp.	21,100	425,212
Denyo Co., Ltd.	19,400	238,179
Fujikura Ltd.	279,415	1,112,923
Furukawa Electric Co., Ltd.	51,900	1,306,547
GS Yuasa Corp.	62,500	1,280,590
Helios Techno Holding Co., Ltd.(a)	63,100	354,853
Idec Corp.	35,736	613,976
Mabuchi Motor Co., Ltd.	78,900	2,423,488
Nippon Carbon Co., Ltd.(a)	11,600	425,557
Nissin Electric Co., Ltd.	146,665	1,073,436
Nitto Kogyo Corp.	56,500	893,989
Sanyo Denki Co., Ltd.	11,100	360,169
Sinfonia Technology Co., Ltd.	21,700	263,252
Takaoka Toko Co., Ltd.	36,600	458,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Tatsuta Electric Wire and Cable Co., Ltd.	67,900	$297,679
Toyo Tanso Co., Ltd.(a)	11,600	230,594

Total Electrical Equipment		12,799,239

Electronic Equipment, Instruments & Components - 5.2%
Ai Holdings Corp.	26,900	476,141
Amano Corp.	71,535	1,387,472
Anritsu Corp.	89,900	1,250,398
Azbil Corp.	133,508	2,640,590
Canon Electronics, Inc.	47,800	836,495
Citizen Watch Co., Ltd.	514,600	2,542,161
CMK Corp.	74,900	419,847
CONEXIO Corp.	71,900	900,429
Daiwabo Holdings Co., Ltd.	25,739	1,196,454
Dexerials Corp.	106,100	781,377
Elematec Corp.	33,777	596,019
ESPEC Corp.	27,600	472,431
Excel Co., Ltd.	20,100	364,022
FTGroup Co., Ltd.	57,000	725,261
Hagiwara Electric Holdings Co., Ltd.	23,400	592,492
Hakuto Co., Ltd.	33,834	348,470
Hioki EE Corp.	11,300	370,264
Hochiki Corp.	5,900	62,003
Horiba Ltd.(a)	24,900	1,019,013
Ibiden Co., Ltd.	129,700	1,829,974
Innotech Corp.	26,800	229,613
Iriso Electronics Co., Ltd.	11,000	408,057
Japan Aviation Electronics Industry Ltd.	75,900	879,960
Kaga Electronics Co., Ltd.	32,200	579,051
Koa Corp.	25,847	304,845
Kyosan Electric Manufacturing Co., Ltd.	34,300	131,929
Macnica Fuji Electronics Holdings, Inc.	76,300	938,146
Marubun Corp.	51,200	317,331
Maruwa Co., Ltd.	4,600	236,048
Nippon Electric Glass Co., Ltd.	151,500	3,718,630
Nippon Signal Co., Ltd.	41,700	340,548
Nissha Co., Ltd.(a)	28,800	344,398
Nohmi Bosai Ltd.	43,491	730,961
Oki Electric Industry Co., Ltd.	197,700	2,340,722
Optex Group Co., Ltd.(a)	11,600	180,373
Osaki Electric Co., Ltd.	56,900	344,361
Ryoden Corp.	26,161	336,684
Ryosan Co., Ltd.	53,800	1,437,740
Sanshin Electronics Co., Ltd.	33,900	610,240
Satori Electric Co., Ltd.	33,100	263,678
Shibaura Electronics Co., Ltd.	11,100	349,547
Siix Corp.(a)	26,700	348,002
SMK Corp.	9,000	178,089
Sumida Corp.(a)	58,000	669,790
Tachibana Eletech Co., Ltd.	43,800	613,595
Taiyo Yuden Co., Ltd.	55,900	833,545
Tamura Corp.	35,400	172,297
Topcon Corp.	51,200	682,729
Tsuzuki Denki Co., Ltd.	36,210	250,498
UKC Holdings Corp.	16,500	275,965
V Technology Co., Ltd.	3,700	419,523
Vitec Holdings Co., Ltd.	26,100	432,244

Total Electronic Equipment, Instruments & Components		38,710,452

Energy Equipment & Services - 0.3%
Modec, Inc.	36,704	760,408
Shinko Plantech Co., Ltd.	107,600	1,140,581
Toyo Kanetsu K.K.	9,600	196,349

Total Energy Equipment & Services		2,097,338

Entertainment - 2.1%
Avex, Inc.	57,799	734,901
Capcom Co., Ltd.	92,326	1,827,754
COLOPL, Inc.(a)	183,400	1,260,389
Daiichikosho Co., Ltd.	56,200	2,663,629
DeNA Co., Ltd.	119,500	1,997,566
GungHo Online Entertainment, Inc.(a)	460,700	839,812
Koei Tecmo Holdings Co., Ltd.	192,600	3,187,911
Marvelous, Inc.	56,300	402,821
Shochiku Co., Ltd.(a)	2,700	261,842
Toei Animation Co., Ltd.	33,800	1,246,147
Toei Co., Ltd.	8,531	1,003,052

Total Entertainment		15,425,824

Food & Staples Retailing - 2.4%
Ain Holdings, Inc.	11,600	832,083
Albis Co., Ltd.	13,300	292,148
Arcs Co., Ltd.	42,094	939,216
Axial Retailing, Inc.	31,800	1,059,372
Belc Co., Ltd.	15,300	722,362
Cawachi Ltd.	13,400	221,186
Cocokara fine, Inc.	11,700	571,590
Create SD Holdings Co., Ltd.	37,300	896,506
Heiwado Co., Ltd.	42,363	973,019
Inageya Co., Ltd.	42,100	542,582
Kato Sangyo Co., Ltd.	33,716	932,672
Kobe Bussan Co., Ltd.(a)	42,600	1,259,964
Life Corp.	13,300	273,722
Ministop Co., Ltd.	30,500	572,388
Mitsubishi Shokuhin Co., Ltd.	61,900	1,579,729
Nihon Chouzai Co., Ltd.	18,600	539,106
Nishimoto Co., Ltd.	12,900	524,983
Okuwa Co., Ltd.	24,100	245,360
Qol Holdings Co., Ltd.(a)	33,700	512,342
San-A Co., Ltd.	11,000	416,579
Shoei Foods Corp.(a)	10,800	266,075
Sogo Medical Holdings Co., Ltd.	24,500	460,010
United Super Markets Holdings, Inc.	88,100	964,390
Valor Holdings Co., Ltd.	36,291	875,231
Yaoko Co., Ltd.	24,200	1,323,429
Yokohama Reito Co., Ltd.(a)	33,100	276,349

Total Food & Staples Retailing		18,072,393

Food Products - 3.6%
Ariake Japan Co., Ltd.	13,628	886,879
Chubu Shiryo Co., Ltd.	16,000	179,228
DyDo Group Holdings, Inc.	11,500	602,698
Ezaki Glico Co., Ltd.	34,200	1,739,379
Feed One Co., Ltd.	168,200	272,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Fuji Oil Holdings, Inc.	62,500	$1,999,499
Fujicco Co., Ltd.	27,300	593,451
Hokuto Corp.	34,091	598,453
Itoham Yonekyu Holdings, Inc.	282,600	1,707,732
J-Oil Mills, Inc.	28,900	1,004,908
Kagome Co., Ltd.	43,800	1,150,142
Kameda Seika Co., Ltd.	13,700	618,726
Kenko Mayonnaise Co., Ltd.(a)	9,400	167,069
Kewpie Corp.	107,300	2,402,918
Kotobuki Spirits Co., Ltd.	5,600	216,670
Marudai Food Co., Ltd.	24,600	387,447
Maruha Nichiro Corp.	32,132	1,082,147
Megmilk Snow Brand Co., Ltd.	37,700	978,279
Mitsui Sugar Co., Ltd.	40,798	1,034,871
Morinaga & Co., Ltd.	27,687	1,193,634
Morinaga Milk Industry Co., Ltd.	26,382	740,615
Nippon Flour Mills Co., Ltd.	85,483	1,430,495
Nippon Suisan Kaisha Ltd.	241,700	1,352,630
Nisshin Oillio Group Ltd. (The)	29,000	828,647
Prima Meat Packers Ltd.(a)	34,300	613,376
Rock Field Co., Ltd.	39,500	597,279
S Foods, Inc.	13,200	492,676
Sakata Seed Corp.	16,900	519,100
Showa Sangyo Co., Ltd.	34,300	930,069
Starzen Co., Ltd.	13,200	455,380

Total Food Products		26,777,282

Gas Utilities - 0.8%
Hokkaido Gas Co., Ltd.	49,600	687,614
Nippon Gas Co., Ltd.	17,700	643,695
Saibu Gas Co., Ltd.	46,200	1,069,150
Shizuoka Gas Co., Ltd.	56,792	441,023
Toho Gas Co., Ltd.	79,000	3,337,420

Total Gas Utilities		6,178,902

Health Care Equipment & Supplies - 1.4%
Daiken Medical Co., Ltd.	97,500	542,975
Eiken Chemical Co., Ltd.	26,670	585,104
Hogy Medical Co., Ltd.	30,100	865,565
Jeol Ltd.	26,600	401,734
Mani, Inc.	19,100	726,815
Menicon Co., Ltd.	10,500	267,584
Nagaileben Co., Ltd.	33,626	726,676
Nakanishi, Inc.	63,600	1,082,849
Nihon Kohden Corp.	56,300	1,831,937
Nikkiso Co., Ltd.	52,200	439,143
Nipro Corp.	169,500	2,077,907
Paramount Bed Holdings Co., Ltd.	21,421	889,328
Total Health Care Equipment & Supplies		10,437,617
Health Care Providers & Services - 1.6%
As One Corp.	19,100	1,309,137
BML, Inc.	39,700	1,021,131
Japan Lifeline Co., Ltd.	52,600	679,344
Miraca Holdings, Inc.	102,000	2,307,469
NichiiGakkan Co., Ltd.	74,000	696,733
Ship Healthcare Holdings, Inc.	40,707	1,504,506
Solasto Corp.	79,500	795,616
Toho Holdings Co., Ltd.	56,200	1,376,891
Tokai Corp.	30,400	772,780
Vital KSK Holdings, Inc.(a)	88,500	910,691
WIN-Partners Co., Ltd.	42,400	371,771

Total Health Care Providers & Services		11,746,069

Health Care Technology - 0.0%
EM Systems Co., Ltd.	34,100	316,089

Hotels, Restaurants & Leisure - 2.8%
Aeon Fantasy Co., Ltd.	1,600	39,477
Create Restaurants Holdings, Inc.(a)	48,500	518,530
Doutor Nichires Holdings Co., Ltd.	22,353	409,104
Fuji Kyuko Co., Ltd.(a)	20,301	599,510
Hiday Hidaka Corp.	34,080	676,847
HIS Co., Ltd.(a)	17,300	628,360
Ichibanya Co., Ltd.	33,936	1,278,999
KOMEDA Holdings Co., Ltd.	66,900	1,319,524
Koshidaka Holdings Co., Ltd.	18,800	225,843
Kyoritsu Maintenance Co., Ltd.	11,100	487,645
MOS Food Services, Inc.(a)	9,500	242,879
Ohsho Food Service Corp.	25,500	1,685,047
Plenus Co., Ltd.(a)	88,568	1,537,821
Resorttrust, Inc.	114,408	1,679,910
Round One Corp.	53,637	551,452
Royal Holdings Co., Ltd.(a)	33,100	768,708
Saizeriya Co., Ltd.	11,400	194,927
SFP Holdings Co., Ltd.	8,700	123,068
Shidax Corp.	165,000	452,673
Skylark Holdings Co., Ltd.(a)	249,500	3,945,518
St. Marc Holdings Co., Ltd.	17,200	384,243
Tokyo Dome Corp.	61,200	520,436
Tokyotokeiba Co., Ltd.(a)	15,242	380,373
Toridoll Holdings Corp.(a)	22,800	375,930
Yoshinoya Holdings Co., Ltd.(a)	42,600	702,008
Zensho Holdings Co., Ltd.	54,700	1,326,181

Total Hotels, Restaurants & Leisure		21,055,013

Household Durables - 2.0%
Clarion Co., Ltd.	11,300	256,970
Cleanup Corp.	14,300	83,937
ES-Con Japan Ltd.(a)	89,800	528,741
FJ Next Co., Ltd.	62,000	503,504
Foster Electric Co., Ltd.	52,400	605,121
France Bed Holdings Co., Ltd.	15,800	130,041
Fuji Corp., Ltd.	79,000	588,279
Fujitsu General Ltd.	102,100	1,310,275
Hoosiers Holdings(a)	56,900	326,210
JVC Kenwood Corp.	99,600	214,242
Ki-Star Real Estate Co., Ltd.(a)	23,100	341,084
LEC, Inc.(a)	13,700	204,286
Misawa Homes Co., Ltd.	36,900	250,563
Nihon House Holdings Co., Ltd.(a)	77,000	294,062
Pressance Corp.	57,500	686,551
Sanei Architecture Planning Co., Ltd.	21,900	274,062
Sangetsu Corp.	102,000	1,854,714
Space Value Holdings Co., Ltd.(a)	51,700	442,005
Starts Corp., Inc.	47,800	1,060,867
Sumitomo Forestry Co., Ltd.	248,200	3,257,604
Tama Home Co., Ltd.	56,500	518,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Tamron Co., Ltd.	34,766	$497,495
Toa Corp.	51,552	467,053
Zojirushi Corp.(a)	54,800	481,994

Total Household Durables		15,178,235

Household Products - 0.1%
Earth Corp.	18,100	833,113
ST Corp.	9,500	160,881

Total Household Products		993,994

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co., Ltd.	2,600	13,318
West Holdings Corp.	41,700	476,235
Total Independent Power & Renewable Electricity Producers		489,553
Industrial Conglomerates - 0.4%
Mie Kotsu Group Holdings, Inc.	151,800	830,151
Nisshinbo Holdings, Inc.	159,600	1,208,837
TOKAI Holdings Corp.	125,600	997,107

Total Industrial Conglomerates		3,036,095

Interactive Media & Services - 0.7%
COOKPAD, Inc.(a)	56,900	154,548
Dip Corp.	44,200	725,554
Gurunavi, Inc.	109,500	678,667
Mixi, Inc.	166,900	3,501,835
MTI Ltd.	18,700	106,185

Total Interactive Media & Services		5,166,789

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.(a)	25,365	541,909
Belluna Co., Ltd.	66,384	605,664

Total Internet & Direct Marketing Retail		1,147,573

IT Services - 2.0%
Digital Garage, Inc.	15,500	353,612
DTS Corp.	24,591	786,715
Future Corp.	56,800	769,309
GMO Internet, Inc.(a)	52,772	707,539
Infocom Corp.	23,000	838,536
Information Services International-Dentsu Ltd.	27,100	679,013
Kanematsu Electronics Ltd.	43,500	1,306,407
LAC Co., Ltd.(a)	30,300	372,001
NEC Networks & System Integration Corp.	57,879	1,287,724
NET One Systems Co., Ltd.	83,858	1,478,206
Nihon Unisys Ltd.	97,400	2,175,887
NS Solutions Corp.	91,880	2,210,848
NSD Co., Ltd.	63,900	1,235,891
Transcosmos, Inc.	33,600	706,514

Total IT Services		14,908,202

Leisure Products - 1.6%
Daikoku Denki Co., Ltd.(a)	34,300	468,630
Fields Corp.	62,000	431,737
Furyu Corp.	21,500	199,685
GLOBERIDE, Inc.	6,000	140,218
Heiwa Corp.	151,400	3,080,024
Mizuno Corp.	25,323	538,011
Sankyo Co., Ltd.	165,200	6,293,907
Tomy Co., Ltd.	70,200	703,823

Total Leisure Products		11,856,035

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	25,900	394,703

Machinery - 5.9%
Aichi Corp.	169,400	901,696
Aida Engineering Ltd.	81,500	535,583
Alinco, Inc.	11,600	101,394
Anest Iwata Corp.	67,900	615,163
Bando Chemical Industries Ltd.	36,693	348,486
CKD Corp.	46,341	394,499
DMG Mori Co., Ltd.(a)	135,000	1,527,002
Ebara Corp.	57,600	1,297,267
Fujitec Co., Ltd.	130,461	1,404,315
Fukushima Industries Corp.	11,100	361,181
Furukawa Co., Ltd.	67,000	768,227
Giken Ltd.(a)	38,400	1,212,742
Glory Ltd.	84,100	1,896,399
Hirata Corp.(a)	8,800	393,419
Hitachi Zosen Corp.	83,300	253,586
Hokuetsu Industries Co., Ltd.	33,718	322,075
Hosokawa Micron Corp.	6,400	244,415
Japan Steel Works Ltd. (The)	28,704	463,335
Juki Corp.	33,700	341,868
Kato Works Co., Ltd.	24,800	574,368
Kito Corp.	20,500	281,393
Kitz Corp.	89,989	703,738
Kurita Water Industries Ltd.	101,900	2,474,243
Kyokuto Kaihatsu Kogyo Co., Ltd.	25,580	328,508
Makino Milling Machine Co., Ltd.	26,415	936,557
Max Co., Ltd.	37,000	459,992
Meidensha Corp.	56,900	717,246
METAWATER Co., Ltd.	15,300	408,874
Mitsubishi Logisnext Co., Ltd.	53,300	515,924
Mitsuboshi Belting Ltd.	46,546	898,974
Miura Co., Ltd.	61,200	1,397,311
Morita Holdings Corp.	41,005	671,239
Nachi-Fujikoshi Corp.(a)	18,500	644,967
Nippon Thompson Co., Ltd.	34,300	152,875
Nissei ASB Machine Co., Ltd.(a)	10,800	345,021
Nitta Corp.	14,500	428,861
Nitto Kohki Co., Ltd.	39,600	763,017
Noritake Co., Ltd.	13,700	566,905
NS Tool Co., Ltd.	14,800	306,077
NTN Corp.	794,700	2,303,373
Obara Group, Inc.	15,479	552,343
Oiles Corp.	25,900	420,198
OKUMA Corp.	25,770	1,235,476
Organo Corp.	20,900	498,522
OSG Corp.	72,600	1,410,113
Rheon Automatic Machinery Co., Ltd.	16,600	208,644
Ryobi Ltd.	34,000	816,260
Shibuya Corp.	11,600	373,222
Shima Seiki Manufacturing Ltd.	14,700	429,417
Shinmaywa Industries Ltd.	84,085	1,026,969
Sodick Co., Ltd.	76,000	477,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Star Micronics Co., Ltd.(a)	63,934	$868,847
Tadano Ltd.	96,200	875,940
Takeuchi Manufacturing Co., Ltd.	27,500	424,600
Takuma Co., Ltd.	34,200	428,299
Tocalo Co., Ltd.	56,300	435,662
Toshiba Machine Co., Ltd.(a)	39,361	704,957
Tsubaki Nakashima Co., Ltd.(a)	48,400	715,093
Tsubakimoto Chain Co.	56,245	1,853,217
Tsugami Corp.	43,200	252,392
Union Tool Co.	11,500	306,485
YAMABIKO Corp.	33,900	315,780
Yushin Precision Equipment Co., Ltd.	17,000	131,085

Total Machinery		44,022,909

Marine - 0.7%
Iino Kaiun Kaisha Ltd.	78,900	288,374
Japan Transcity Corp.	110,200	438,932
Mitsui OSK Lines Ltd.	45,800	1,001,451
Nippon Yusen K.K.	104,700	1,613,705
NS United Kaiun Kaisha Ltd.	56,400	1,520,073

Total Marine		4,862,535

Media - 0.9%
AOI TYO Holdings, Inc.(a)	36,700	264,592
Asahi Broadcasting Group Holdings Corp.	50,800	335,688
F@N Communications, Inc.	81,400	398,412
Intage Holdings, Inc.	59,700	485,370
Kadokawa Dwango	46,000	483,835
SKY Perfect JSAT Holdings, Inc.	543,000	2,321,169
Tv Tokyo Holdings Corp.	30,900	664,104
Wowow, Inc.	26,900	744,124
Zenrin Co., Ltd.	34,080	723,130

Total Media		6,420,424

Metals & Mining - 3.8%
Aichi Steel Corp.	33,900	1,061,354
Asahi Holdings, Inc.	56,400	1,156,633
Daido Steel Co., Ltd.	52,000	2,049,856
Dowa Holdings Co., Ltd.	79,500	2,391,195
Godo Steel Ltd.	35,100	512,192
Hakudo Co., Ltd.	13,498	195,491
Kobe Steel Ltd.	490,800	3,417,684
Kurimoto Ltd.	34,200	431,728
Kyoei Steel Ltd.	48,014	726,457
Maruichi Steel Tube Ltd.	113,800	3,594,012
Mitsubishi Materials Corp.	181,800	4,797,074
Mitsui Mining & Smelting Co., Ltd.	32,300	670,347
Nippon Light Metal Holdings Co., Ltd.	950,300	1,931,522
Nippon Yakin Kogyo Co., Ltd.(a)	89,700	189,677
OSAKA Titanium Technologies Co., Ltd.	28,700	438,420
Sanyo Special Steel Co., Ltd.	30,800	653,253
Toho Titanium Co., Ltd.	50,700	465,341
Toho Zinc Co., Ltd.	23,296	712,374
Tokyo Rope Manufacturing Co., Ltd.	12,100	102,566
Tokyo Steel Manufacturing Co., Ltd.	57,800	468,869
Topy Industries Ltd.	28,700	588,832
UACJ Corp.(a)	63,663	1,249,295

Total Metals & Mining		27,804,172

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Achilles Corp.	32,300	543,755

Multiline Retail - 0.7%
Fuji Co., Ltd.	34,200	582,910
H2O Retailing Corp.	124,400	1,771,069
MrMax Holdings Ltd.	90,100	388,436
Parco Co., Ltd.	56,400	572,662
Seria Co., Ltd.(a)	22,800	773,058
Takashimaya Co., Ltd.	97,900	1,252,806

Total Multiline Retail		5,340,941

Oil, Gas & Consumable Fuels - 0.8%
BP Castrol K.K.(a)	47,400	528,371
Cosmo Energy Holdings Co., Ltd.(a)	62,900	1,297,959
Fuji Oil Co., Ltd.	124,300	336,482
Itochu Enex Co., Ltd.	184,281	1,615,808
Nippon Coke & Engineering Co., Ltd.	554,400	459,831
Sala Corp.(a)	124,600	680,266
San-Ai Oil Co., Ltd.	56,916	564,932
Sinanen Holdings Co., Ltd.	34,100	747,176

Total Oil, Gas & Consumable Fuels		6,230,825

Paper & Forest Products - 0.8%
Daiken Corp.	19,100	346,086
Daio Paper Corp.(a)	56,278	649,904
Hokuetsu Corp.	242,532	1,103,071
Nippon Paper Industries Co., Ltd.	210,100	3,762,899

Total Paper & Forest Products		5,861,960

Personal Products - 0.8%
Ci:z Holdings Co., Ltd.	26,300	1,409,506
Fancl Corp.	67,700	1,732,069
Mandom Corp.	32,906	902,767
Milbon Co., Ltd.	23,300	949,287
Noevir Holdings Co., Ltd.	28,100	1,222,964

Total Personal Products		6,216,593

Pharmaceuticals - 1.9%
Fuji Pharma Co., Ltd.	25,000	403,318
JCR Pharmaceuticals Co., Ltd.	8,500	360,639
Kaken Pharmaceutical Co., Ltd.	57,000	2,527,503
KYORIN Holdings, Inc.	80,885	1,770,085
Mochida Pharmaceutical Co., Ltd.	18,011	1,480,739
Nichi-iko Pharmaceutical Co., Ltd.	56,400	828,149
Sawai Pharmaceutical Co., Ltd.	56,424	2,689,673
Seikagaku Corp.	34,200	389,334
Torii Pharmaceutical Co., Ltd.	19,600	434,643
Towa Pharmaceutical Co., Ltd.	9,900	692,093
Tsumura & Co.	56,100	1,562,097
ZERIA Pharmaceutical Co., Ltd.	49,600	891,955

Total Pharmaceuticals		14,030,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
Professional Services - 1.5%
Altech Corp.	34,000	$517,523
BayCurrent Consulting, Inc.(a)	5,400	113,448
Benefit One, Inc.	36,600	1,125,872
en-japan, Inc.	17,900	557,157
FULLCAST Holdings Co., Ltd.	30,200	493,263
Funai Soken Holdings, Inc.	38,910	582,329
IR Japan Holdings Ltd.(a)	15,800	172,667
JAC Recruitment Co., Ltd.	49,100	837,316
Link And Motivation, Inc.(a)	19,900	153,084
Meitec Corp.	42,600	1,733,665
Nomura Co., Ltd.	42,900	986,526
Outsourcing, Inc.(a)	42,700	410,985
Quick Co., Ltd.	30,900	360,216
Tanseisha Co., Ltd.	56,600	559,216
TechnoPro Holdings, Inc.	31,300	1,290,913
Trust Tech, Inc.	11,500	289,819
Weathernews, Inc.	6,300	161,354
World Holdings Co., Ltd.	18,200	356,651
YAMADA Consulting Group Co., Ltd.	1,600	24,252
Yumeshin Holdings Co., Ltd.	100,500	725,480

Total Professional Services		11,451,736

Real Estate Management & Development - 2.1%
Airport Facilities Co., Ltd.	56,919	268,214
Daibiru Corp.	118,700	1,174,937
Goldcrest Co., Ltd.	38,900	561,970
Heiwa Real Estate Co., Ltd.	25,968	413,017
Ichigo, Inc.	350,400	1,018,800
Japan Property Management Center Co., Ltd.(a)	36,200	281,114
Katitas Co., Ltd.(a)	11,600	274,577
Keihanshin Building Co., Ltd.	89,700	674,497
Kenedix, Inc.	100,900	433,158
Leopalace21 Corp.	452,000	1,796,217
Nippon Commercial Development Co., Ltd.(a)	21,900	286,238
Nisshin Fudosan Co.	70,700	293,200
Open House Co., Ltd.	27,400	926,528
Prospect Co., Ltd.	294,500	61,737
Raysum Co., Ltd.	52,400	464,706
SAMTY Co., Ltd.(a)	29,800	341,417
Shinoken Group Co., Ltd.(a)	24,900	154,781
Star Mica Co., Ltd.(a)	15,100	211,536
Sun Frontier Fudousan Co., Ltd.	47,600	461,618
Takara Leben Co., Ltd.(a)	279,500	769,348
Tateru, Inc.(a)	34,300	95,977
TOC Co., Ltd.	58,900	392,434
Tokyo Tatemono Co., Ltd.	214,800	2,231,892
Tosei Corp.	75,800	577,576
Unizo Holdings Co., Ltd.	56,200	1,046,499

Total Real Estate Management & Development		15,211,988

Road & Rail - 2.1%
Fukuyama Transporting Co., Ltd.	30,111	1,160,913
Hitachi Transport System Ltd.	71,000	2,019,049
Ichinen Holdings Co., Ltd.	20,500	214,875
Maruzen Showa Unyu Co., Ltd.	33,900	849,701
Nankai Electric Railway Co., Ltd.	56,200	1,487,534
Nikkon Holdings Co., Ltd.	77,860	1,864,269
Nishi-Nippon Railroad Co., Ltd.	54,000	1,360,890
Sakai Moving Service Co., Ltd.	10,700	581,251
Sankyu, Inc.	42,106	1,909,286
Senko Group Holdings Co., Ltd.	214,156	1,625,958
Sotetsu Holdings, Inc.	79,000	2,354,555

Total Road & Rail		15,428,281

Semiconductors & Semiconductor Equipment - 0.9%
Ferrotec Holdings Corp.	35,000	250,421
Japan Material Co., Ltd.	26,500	258,201
Lasertec Corp.	36,300	927,062
MegaChips Corp.(a)	11,100	235,628
Mimasu Semiconductor Industry Co., Ltd.	11,027	131,160
Mitsui High-Tec, Inc.(a)	34,100	261,698
NuFlare Technology, Inc.	11,600	527,056
Optorun Co., Ltd.(a)	6,900	105,656
Sanken Electric Co., Ltd.	20,700	387,341
Shindengen Electric Manufacturing Co., Ltd.	11,500	398,305
Shinko Electric Industries Co., Ltd.	184,853	1,179,393
Tokyo Seimitsu Co., Ltd.	45,300	1,144,938
Ulvac, Inc.	25,200	732,698
Yamaichi Electronics Co., Ltd.(a)	32,900	351,745

Total Semiconductors & Semiconductor Equipment		6,891,302

Software - 0.6%
Broadleaf Co., Ltd.(a)	123,800	601,426
Computer Engineering & Consulting Ltd.	28,800	479,322
Cresco Ltd.(a)	16,400	435,579
Fuji Soft, Inc.	20,000	760,151
Fukui Computer Holdings, Inc.	26,600	334,576
Infomart Corp.(a)	43,800	401,212
Miroku Jyoho Service Co., Ltd.(a)	11,600	261,678
SRA Holdings	17,400	415,989
Systena Corp.	66,600	773,353

Total Software		4,463,286

Specialty Retail - 4.6%
Adastria Co., Ltd.(a)	87,900	1,486,164
Alpen Co., Ltd.	50,500	774,197
AOKI Holdings, Inc.	147,454	1,735,069
Aoyama Trading Co., Ltd.	114,100	2,740,314
Arcland Sakamoto Co., Ltd.	26,416	325,520
Autobacs Seven Co., Ltd.	114,200	1,895,440
Bic Camera, Inc.	73,100	928,783
Chiyoda Co., Ltd.	43,491	704,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2018

Investments	Shares	Value
DCM Holdings Co., Ltd.(a)	214,745	$2,245,021
EDION Corp.(a)	124,839	1,230,014
Geo Holdings Corp.	56,400	857,965
Gfoot Co., Ltd.(a)	56,339	374,857
IDOM, Inc.(a)	51,660	171,863
JINS, Inc.	11,400	603,691
Joshin Denki Co., Ltd.	11,900	261,612
K’s Holdings Corp.	280,096	2,757,177
Keiyo Co., Ltd.	128,300	610,423
Kohnan Shoji Co., Ltd.	47,500	1,152,486
Komeri Co., Ltd.	52,537	1,135,353
LIXIL VIVA Corp.	73,900	1,048,738
Nishimatsuya Chain Co., Ltd.	54,400	441,289
Nojima Corp.	23,200	470,492
PAL GROUP Holdings Co., Ltd.	34,300	845,659
Right On Co., Ltd.	34,200	264,024
Sac’s Bar Holdings, Inc.	75,500	767,972
Sanrio Co., Ltd.(a)	105,842	2,074,104
Shimachu Co., Ltd.	70,564	1,903,745
T-Gaia Corp.	84,200	1,593,979
United Arrows Ltd.	25,829	827,498
VT Holdings Co., Ltd.	249,400	929,723
Xebio Holdings Co., Ltd.	44,300	511,581
Yellow Hat Ltd.	15,100	360,726

Total Specialty Retail		34,029,485

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	34,800	886,851
Maxell Holdings Ltd.	78,300	1,031,963
MCJ Co., Ltd.	93,900	567,431
Riso Kagaku Corp.	70,600	1,088,134
Roland DG Corp.	6,900	132,698
Toshiba TEC Corp.	42,600	995,158
Wacom Co., Ltd.	70,311	292,228

Total Technology Hardware, Storage & Peripherals		4,994,463

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	214,500	2,746,867
Baroque Japan Ltd.	102,800	862,952
Descente Ltd.	50,053	823,914
Fujibo Holdings, Inc.	12,300	277,245
Goldwin, Inc.(a)	9,800	1,049,537
Gunze Ltd.	15,683	593,928
Japan Wool Textile Co., Ltd. (The)	92,625	698,181
Kurabo Industries Ltd.	17,776	401,971
Onward Holdings Co., Ltd.	212,033	1,142,155
Seiko Holdings Corp.	57,500	1,107,392
Seiren Co., Ltd.	47,011	766,984
Wacoal Holdings Corp.	65,900	1,707,640
Yondoshi Holdings, Inc.	24,900	496,570

Total Textiles, Apparel & Luxury Goods		12,675,336

Thrifts & Mortgage Finance - 0.0%
Aruhi Corp.(a)	15,000	272,479

Trading Companies & Distributors - 2.4%
Advan Co., Ltd.	101,800	851,774
Alconix Corp.(a)	28,400	281,373
Daiichi Jitsugyo Co., Ltd.	13,300	426,706
Gecoss Corp.	79,600	744,379
Hanwa Co., Ltd.	48,922	1,261,453
Inaba Denki Sangyo Co., Ltd.	31,494	1,178,352
Inabata & Co., Ltd.	56,241	718,167
Iwatani Corp.(a)	22,833	763,771
Japan Pulp & Paper Co., Ltd.	19,957	763,974
Kamei Corp.	37,200	421,113
Kanamoto Co., Ltd.	21,928	577,405
Kanematsu Corp.	121,200	1,474,748
Nagase & Co., Ltd.	103,704	1,431,997
Nippon Steel & Sumikin Bussan Corp.	46,400	1,917,915
Nishio Rent All Co., Ltd.	13,300	399,430
Onoken Co., Ltd.	26,500	389,113
Sanyo Trading Co., Ltd.	11,600	196,126
Sato Shoji Corp.	56,200	453,329
Seika Corp.	12,000	166,140
Shinsho Corp.	18,900	418,430
Trusco Nakayama Corp.	30,600	807,707
Wakita & Co., Ltd.	31,100	317,194
Yamazen Corp.	91,106	856,960
Yuasa Trading Co., Ltd.	41,600	1,192,471

Total Trading Companies & Distributors		18,010,027

Transportation Infrastructure - 0.4%
Kamigumi Co., Ltd.	101,000	2,076,799
Mitsubishi Logistics Corp.	34,000	773,805
Nissin Corp.	28,300	461,456

Total Transportation Infrastructure		3,312,060

TOTAL COMMON STOCKS (Cost: $838,692,263)		738,538,979

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $2,064,991)	40,828	1,894,011

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $27,740,292)(d)	27,740,292	27,740,292

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $868,497,546)		768,173,282
Other Assets less Liabilities - (3.5)%		(26,103,952)

NET ASSETS - 100.0%		$742,069,330

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $43,864,677 and the total market value of the collateral held by the Fund was $47,197,486. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,457,194.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Bahrain - 2.4%
Ahli United Bank BSC	597,441	$409,247

Egypt - 3.4%
Alexandria Mineral Oils Co.	53,053	18,474
Commercial International Bank Egypt SAE	31,931	132,000
Eastern Tobacco	158,296	143,632
ElSewedy Electric Co.	173,290	173,773
Heliopolis Housing	6,380	6,458
Juhayna Food Industries	5,885	3,695
Orascom Development Egypt	32,461	12,753
Oriental Weavers	63,714	37,155
Sidi Kerir Petrochemicals Co.	19,499	18,628
Talaat Moustafa Group	30,058	16,589
Telecom Egypt Co.	9,583	6,781

Total Egypt		569,938

Jordan - 3.1%
Arab Bank PLC	59,850	523,772

Kuwait - 11.6%
Agility Public Warehousing Co. KSC	30,045	79,355
Boubyan Bank KSCP	22,315	41,154
Burgan Bank SAK	34,734	31,800
Gulf Bank KSCP	115,272	95,665
Humansoft Holding Co. KSC	8,052	86,977
Kuwait Finance House KSCP	153,816	309,506
Kuwait International Bank KSCP	32,790	28,508
Kuwait Projects Co. Holding KSCP	36,700	25,139
Mabanee Co. SAK	13,890	27,721
Mezzan Holding Co. KSCC	4,453	7,332
Mobile Telecommunications Co. KSC	363,922	538,123
National Bank of Kuwait SAKP	230,657	633,519
Qurain Petrochemical Industries Co. KSC	50,811	60,240

Total Kuwait		1,965,039

Morocco - 3.2%
Attijariwafa Bank	4,980	235,624
Douja Promotion Groupe Addoha S.A.	22,184	39,390
Maroc Telecom	14,550	215,037
Societe d’Exploitation des Ports	3,660	62,693

Total Morocco		552,744

Oman - 1.3%
Bank Muscat SAOG	207,725	221,214

Qatar - 26.0%
Barwa Real Estate Co.	23,100	253,188
Commercial Bank PQSC (The)	10,228	110,644
Doha Bank QPSC	32,094	195,671
Industries Qatar QSC	14,445	530,037
Masraf Al Rayan QSC	37,414	428,264
Medicare Group	1,667	28,888
Ooredoo QPSC	9,961	205,170
Qatar Electricity & Water Co. QSC	3,811	193,624
Qatar Fuel QSC	4,443	202,539
Qatar Gas Transport Co., Ltd.	27,477	135,300
Qatar Insurance Co. SAQ	10,377	102,309
Qatar International Islamic Bank QSC	5,152	93,553
Qatar Islamic Bank SAQ	7,999	333,909
Qatar National Bank QPSC	27,848	1,491,345
United Development Co. QSC	27,119	109,854
Widam Food Co.	546	10,496

Total Qatar		4,424,791

Saudi Arabia - 25.7%
Advanced Petrochemical Co.	4,737	63,769
Al Rajhi Bank	38,294	893,217
Alawwal Bank	2,802	11,279
Alinma Bank	21,644	132,588
Almarai Co. JSC	3,190	40,818
Arab National Bank	3,963	33,700
Bank Al-Jazira	6,408	24,393
Bank AlBilad	7,927	57,583
Banque Saudi Fransi	15,216	127,365
Bupa Arabia for Cooperative Insurance Co.	345	7,449
Dar Al Arkan Real Estate Development Co.	23,301	56,027
Jarir Marketing Co.	2,706	109,645
Kingdom Holding Co.	9,272	19,279
Mouwasat Medical Services Co.	558	11,974
National Commercial Bank	31,135	397,145
National Petrochemical Co.	826	5,351
Rabigh Refining & Petrochemical Co.	1,040	5,290
Riyad Bank	45,667	241,282
Sahara Petrochemical Co.	17,744	71,519
Samba Financial Group	45,105	377,548
Saudi Arabian Fertilizer Co.	4,415	90,741
Saudi Basic Industries Corp.	24,009	743,701
Saudi British Bank (The)	6,952	60,508
Saudi Electricity Co.	25,277	102,016
Saudi Industrial Investment Group	7,756	47,306
Saudi International Petrochemical Co.	7,276	38,714
Saudi Investment Bank (The)	9,655	44,063
Saudi Telecom Co.	13,488	330,072
Savola Group (The)	7,425	53,046
Yanbu National Petrochemical Co.	10,063	171,146

Total Saudi Arabia		4,368,534

United Arab Emirates - 23.3%
Abu Dhabi Commercial Bank PJSC	224,538	498,817
Air Arabia PJSC	515,350	143,108
Aldar Properties PJSC	587,773	256,030
Arabtec Holding PJSC	24,886	12,873
Aramex PJSC	24,822	28,990
DAMAC Properties Dubai Co. PJSC	289,600	119,052
Dana Gas PJSC	321,075	83,915
DP World Ltd.	7,754	132,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2018

Investments	Shares	Value
Dubai Financial Market PJSC	265,351	$57,504
Dubai Investments PJSC	284,484	97,587
Dubai Islamic Bank PJSC	241,990	329,404
Emaar Malls PJSC	236,647	115,323
Emaar Properties PJSC	218,334	245,489
Emirates NBD PJSC	29,249	70,790
Emirates Telecommunications Group Co. PJSC	180,731	835,472
First Abu Dhabi Bank PJSC	198,627	762,463
RAK Properties PJSC	274,538	36,997
Union National Bank PJSC	101,996	130,232

Total United Arab Emirates		3,956,639

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $15,086,903)		16,991,918
Other Assets less Liabilities - 0.0%		5,640

NET ASSETS - 100.0%		$16,997,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 99.3%

Aerospace & Defense - 1.5%
Lockheed Martin Corp.	22,377	$5,859,194
United Technologies Corp.	45,107	4,802,993

Total Aerospace & Defense		10,662,187

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	70,048	6,831,781

Automobiles - 3.0%
Ford Motor Co.	1,639,467	12,541,923
General Motors Co.	250,540	8,380,563

Total Automobiles		20,922,486

Beverages - 1.8%
Coca-Cola Co. (The)	138,079	6,538,041
PepsiCo, Inc.	58,527	6,466,063

Total Beverages		13,004,104

Biotechnology - 3.2%
AbbVie, Inc.	115,662	10,662,880
Amgen, Inc.	29,291	5,702,079
Gilead Sciences, Inc.	106,256	6,646,313

Total Biotechnology		23,011,272

Chemicals - 4.2%
Air Products & Chemicals, Inc.	38,837	6,215,862
Celanese Corp.	54,135	4,870,526
CF Industries Holdings, Inc.	147,613	6,422,641
DowDuPont, Inc.	108,641	5,810,121
Eastman Chemical Co.	86,746	6,342,000

Total Chemicals		29,661,150

Containers & Packaging - 3.8%
Avery Dennison Corp.	51,884	4,660,739
International Paper Co.	217,478	8,777,412
Packaging Corp. of America	75,291	6,283,787
WestRock Co.	189,459	7,153,972

Total Containers & Packaging		26,875,910

Diversified Telecommunication Services - 6.2%
AT&T, Inc.	463,429	13,226,264
CenturyLink, Inc.	1,480,204	22,425,091
Verizon Communications, Inc.	152,838	8,592,552

Total Diversified Telecommunication Services		44,243,907

Electric Utilities - 8.9%
Avangrid, Inc.	143,661	7,195,980
Duke Energy Corp.	100,752	8,694,898
Edison International	160,724	9,124,301
Entergy Corp.	101,654	8,749,360
FirstEnergy Corp.	224,195	8,418,522
PPL Corp.	383,597	10,867,303
Southern Co. (The)	233,860	10,271,131

Total Electric Utilities		63,321,495

Electrical Equipment - 0.9%
Emerson Electric Co.	106,407	6,357,818

Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	322,390	6,931,385

Entertainment - 1.4%
Twenty-First Century Fox, Inc. Class B	32,326	1,544,536
Viacom, Inc. Class B	198,947	5,112,938
Walt Disney Co. (The)	29,179	3,199,477

Total Entertainment		9,856,951

Food Products - 5.7%
Campbell Soup Co.	199,085	6,567,814
General Mills, Inc.	269,760	10,504,454
J.M. Smucker Co. (The)	69,971	6,541,589
Kellogg Co.	127,269	7,255,606
Kraft Heinz Co. (The)	225,780	9,717,571

Total Food Products		40,587,034

Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	152,440	6,798,824
CVS Health Corp.	76,073	4,984,303
Quest Diagnostics, Inc.	61,398	5,112,611

Total Health Care Providers & Services		16,895,738

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp.	217,312	11,311,090

Household Durables - 2.1%
Newell Brands, Inc.	387,930	7,211,619
Whirlpool Corp.	70,608	7,545,877

Total Household Durables		14,757,496

Household Products - 1.0%
Kimberly-Clark Corp.	64,451	7,343,547

Industrial Conglomerates - 2.9%
3M Co.	29,252	5,573,676
General Electric Co.	1,974,577	14,947,548

Total Industrial Conglomerates		20,521,224

IT Services - 3.6%
International Business Machines Corp.	91,970	10,454,230
Paychex, Inc.	104,853	6,831,173
Western Union Co. (The)	487,198	8,311,598

Total IT Services		25,597,001

Machinery - 2.6%
Caterpillar, Inc.	43,940	5,583,456
Cummins, Inc.	49,300	6,588,452
Illinois Tool Works, Inc.	48,124	6,096,829

Total Machinery		18,268,737

Media - 2.7%
Comcast Corp. Class A	117,592	4,004,008
Interpublic Group of Cos., Inc. (The)	352,732	7,276,861
Omnicom Group, Inc.	89,813	6,577,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2018

Investments	Shares	Value
Sirius XM Holdings, Inc.(a)	270,509	$1,544,606

Total Media		19,403,379

Metals & Mining - 0.8%
Nucor Corp.	104,178	5,397,462

Multi-Utilities - 3.5%
CenterPoint Energy, Inc.	295,233	8,334,427
Consolidated Edison, Inc.	93,060	7,115,368
Dominion Energy, Inc.	127,818	9,133,874

Total Multi-Utilities		24,583,669

Multiline Retail - 3.6%
Kohl’s Corp.	129,984	8,623,138
Macy’s, Inc.	315,864	9,406,430
Target Corp.	118,729	7,846,800

Total Multiline Retail		25,876,368

Oil, Gas & Consumable Fuels - 12.5%
Chevron Corp.	72,231	7,858,010
Exxon Mobil Corp.	119,157	8,125,316
Kinder Morgan, Inc.	631,904	9,718,684
Occidental Petroleum Corp.	148,871	9,137,702
ONEOK, Inc.	201,903	10,892,667
Phillips 66	86,293	7,434,142
Targa Resources Corp.	421,769	15,192,119
Valero Energy Corp.	119,500	8,958,915
Williams Cos., Inc. (The)	500,275	11,031,064

Total Oil, Gas & Consumable Fuels		88,348,619

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	125,608	6,529,104
Johnson & Johnson	40,912	5,279,694
Merck & Co., Inc.	80,371	6,141,148
Pfizer, Inc.	148,780	6,494,247

Total Pharmaceuticals		24,444,193

Semiconductors & Semiconductor Equipment - 5.1%
Broadcom, Inc.	25,335	6,442,184
KLA-Tencor Corp.	74,537	6,670,316
Maxim Integrated Products, Inc.	137,933	7,013,893
QUALCOMM, Inc.	161,745	9,204,908
Texas Instruments, Inc.	72,070	6,810,615

Total Semiconductors & Semiconductor Equipment		36,141,916

Specialty Retail - 2.9%
Gap, Inc. (The)	292,738	7,540,931
L Brands, Inc.	512,477	13,155,284

Total Specialty Retail		20,696,215

Technology Hardware, Storage & Peripherals - 2.2%
Hewlett Packard Enterprise Co.	462,480	6,109,361
Western Digital Corp.	248,970	9,204,421

Total Technology Hardware, Storage & Peripherals		15,313,782

Tobacco - 3.0%
Altria Group, Inc.	242,481	11,976,137
Philip Morris International, Inc.	139,440	9,309,014

Total Tobacco		21,285,151

Trading Companies & Distributors - 0.8%
Fastenal Co.	111,138	5,811,406

TOTAL COMMON STOCKS (Cost: $719,717,615)		704,264,473

EXCHANGE-TRADED FUNDS - 0.4%

United States - 0.4%
WisdomTree U.S. LargeCap Dividend Fund(b)	15,936	1,345,795
WisdomTree U.S. MidCap Dividend Fund(b)	42,047	1,329,947

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,870,820)		2,675,742

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $1,460,748)(d)	1,460,748	1,460,748

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $724,049,183)		708,400,963
Other Assets less Liabilities - 0.1%		385,546

NET ASSETS - 100.0%		$708,786,509

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,390,145 and the total market value of the collateral held by the Fund was $1,460,748.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 99.3%

Aerospace & Defense - 2.7%
Arconic, Inc.	6,345	$106,977
Boeing Co. (The)	5,210	1,680,225
General Dynamics Corp.	3,631	570,829
Harris Corp.	1,000	134,650
HEICO Corp.	515	39,902
Huntington Ingalls Industries, Inc.	701	133,407
L3 Technologies, Inc.	775	134,586
Lockheed Martin Corp.	3,318	868,785
Northrop Grumman Corp.	2,179	533,637
Raytheon Co.	2,966	454,836
Spirit AeroSystems Holdings, Inc. Class A	1,496	107,847
Teledyne Technologies, Inc.*	274	56,737
Textron, Inc.	4,319	198,631
TransDigm Group, Inc.*	442	150,307
United Technologies Corp.	9,245	984,408

Total Aerospace & Defense		6,155,764

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,301	109,401
Expeditors International of Washington, Inc.	1,575	107,242
FedEx Corp.	3,523	568,366
United Parcel Service, Inc. Class B	9,986	973,934
XPO Logistics, Inc.*	1,137	64,854

Total Air Freight & Logistics		1,823,797

Airlines - 0.8%
Alaska Air Group, Inc.	1,594	96,995
American Airlines Group, Inc.	8,397	269,628
Delta Air Lines, Inc.	12,884	642,911
Southwest Airlines Co.	8,648	401,959
United Continental Holdings, Inc.*	4,488	375,780

Total Airlines		1,787,273

Auto Components - 0.2%
BorgWarner, Inc.	4,228	146,881
Lear Corp.	1,734	213,039

Total Auto Components		359,920

Automobiles - 1.1%
Ford Motor Co.	138,359	1,058,446
General Motors Co.	44,463	1,487,288

Total Automobiles		2,545,734

Banks - 9.6%
Bank of America Corp.	187,495	4,619,877
BB&T Corp.	11,953	517,804
Citigroup, Inc.	56,035	2,917,182
Citizens Financial Group, Inc.	9,846	292,722
Comerica, Inc.	3,108	213,489
Fifth Third Bancorp	15,709	369,633
First Republic Bank	1,744	151,554
Huntington Bancshares, Inc.	20,089	239,461
JPMorgan Chase & Co.	56,449	5,510,551
KeyCorp	20,765	306,907
M&T Bank Corp.	2,063	295,277
PNC Financial Services Group, Inc. (The)	7,418	867,238
Regions Financial Corp.	20,801	278,317
SunTrust Banks, Inc.	9,020	454,969
SVB Financial Group*	839	159,343
U.S. Bancorp	24,739	1,130,572
Wells Fargo & Co.	71,140	3,278,131
Zions Bancorp NA	3,557	144,912

Total Banks		21,747,939

Beverages - 1.6%
Brown-Forman Corp. Class B	3,130	148,925
Coca-Cola Co. (The)	25,959	1,229,159
Constellation Brands, Inc. Class A	3,076	494,682
Molson Coors Brewing Co. Class B	3,710	208,354
Monster Beverage Corp.*	3,556	175,026
PepsiCo, Inc.	12,691	1,402,102

Total Beverages		3,658,248

Biotechnology - 2.9%
AbbVie, Inc.	16,702	1,539,757
Alexion Pharmaceuticals, Inc.*	344	33,492
Amgen, Inc.	8,247	1,605,443
Biogen, Inc.*	2,649	797,137
Celgene Corp.*	11,693	749,404
Gilead Sciences, Inc.	20,561	1,286,091
Regeneron Pharmaceuticals, Inc.*	1,055	394,043
Vertex Pharmaceuticals, Inc.*	701	116,163

Total Biotechnology		6,521,530

Building Products - 0.1%
A.O. Smith Corp.	1,890	80,703
Lennox International, Inc.	338	73,975
Masco Corp.	3,825	111,843

Total Building Products		266,521

Capital Markets - 4.5%
Ameriprise Financial, Inc.	3,448	359,868
Bank of New York Mellon Corp. (The)	13,983	658,180
BlackRock, Inc.	2,197	863,026
CBOE Global Markets, Inc.	633	61,926
Charles Schwab Corp. (The)	13,996	581,254
CME Group, Inc.	1,959	368,527
E*TRADE Financial Corp.	3,988	174,993
FactSet Research Systems, Inc.	269	53,835
Franklin Resources, Inc.	10,322	306,151
Goldman Sachs Group, Inc. (The)	10,767	1,798,627
Interactive Brokers Group, Inc. Class A	1,077	58,858
Intercontinental Exchange, Inc.	4,553	342,978
KKR & Co., Inc. Class A	16,521	324,307
MarketAxess Holdings, Inc.	136	28,738
Moody’s Corp.	1,683	235,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
Morgan Stanley	40,515	$1,606,420
MSCI, Inc.	615	90,669
Nasdaq, Inc.	1,584	129,207
Northern Trust Corp.	2,999	250,686
Raymond James Financial, Inc.	2,423	180,295
S&P Global, Inc.	2,209	375,398
SEI Investments Co.	1,862	86,024
State Street Corp.	7,747	488,603
T. Rowe Price Group, Inc.	3,880	358,202
TD Ameritrade Holding Corp.	5,457	267,175

Total Capital Markets		10,049,634

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,935	309,697
Albemarle Corp.	1,601	123,389
Celanese Corp.	2,899	260,823
CF Industries Holdings, Inc.	797	34,678
DowDuPont, Inc.	4,086	218,519
Eastman Chemical Co.	3,207	234,464
Ecolab, Inc.	1,842	271,419
FMC Corp.	1,414	104,579
International Flavors & Fragrances, Inc.	606	81,368
PPG Industries, Inc.	2,580	263,753
RPM International, Inc.	899	52,843
Sherwin-Williams Co. (The)	659	259,290
Westlake Chemical Corp.	3,135	207,443

Total Chemicals		2,422,265

Commercial Services & Supplies - 0.3%
Cintas Corp.	758	127,336
Copart, Inc.*	1,781	85,096
Republic Services, Inc.	2,430	175,179
Rollins, Inc.	1,255	45,306
Waste Management, Inc.	3,764	334,958

Total Commercial Services & Supplies		767,875

Communications Equipment - 1.1%
Arista Networks, Inc.*	523	110,196
Cisco Systems, Inc.	47,496	2,058,002
F5 Networks, Inc.*	568	92,033
Juniper Networks, Inc.	3,001	80,757
Motorola Solutions, Inc.	1,264	145,411
Ubiquiti Networks, Inc.	533	52,985

Total Communications Equipment		2,539,384

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	836	48,873

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	513	88,170
Vulcan Materials Co.	784	77,459

Total Construction Materials		165,629

Consumer Finance - 1.4%
Ally Financial, Inc.	10,436	236,480
American Express Co.	11,163	1,064,057
Capital One Financial Corp.	13,224	999,602
Discover Financial Services	7,761	457,744
Synchrony Financial	20,061	470,631

Total Consumer Finance		3,228,514

Containers & Packaging - 0.3%
Avery Dennison Corp.	865	77,703
Ball Corp.	2,121	97,524
International Paper Co.	6,614	266,941
Packaging Corp. of America	1,328	110,835
WestRock Co.	3,403	128,497

Total Containers & Packaging		681,500

Distributors - 0.1%
Genuine Parts Co.	1,543	148,159
LKQ Corp.*	4,081	96,842

Total Distributors		245,001

Diversified Consumer Services - 0.0%
Service Corp. International	1,440	57,974

Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B*	32,135	6,561,324

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	88,922	2,537,834
CenturyLink, Inc.	6,205	94,006
Verizon Communications, Inc.	51,970	2,921,753

Total Diversified Telecommunication Services		5,553,593

Electric Utilities - 1.9%
Alliant Energy Corp.	2,159	91,218
American Electric Power Co., Inc.	4,598	343,654
Avangrid, Inc.	331	16,580
Duke Energy Corp.	6,629	572,083
Edison International	2,898	164,519
Entergy Corp.	2,083	179,284
Evergy, Inc.	1,735	98,496
Eversource Energy	2,875	186,990
Exelon Corp.	9,962	449,286
NextEra Energy, Inc.	6,389	1,110,536
PG&E Corp.*	2,024	48,070
Pinnacle West Capital Corp.	1,107	94,316
PPL Corp.	11,241	318,458
Southern Co. (The)	8,759	384,695
Xcel Energy, Inc.	4,570	225,164

Total Electric Utilities		4,283,349

Electrical Equipment - 0.3%
AMETEK, Inc.	1,920	129,984
Emerson Electric Co.	6,300	376,425
Rockwell Automation, Inc.	1,286	193,517

Total Electrical Equipment		699,926

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	2,713	219,807
CDW Corp.	1,331	107,878
Corning, Inc.	7,569	228,660
Keysight Technologies, Inc.*	211	13,099
Trimble, Inc.*	1,087	35,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
Zebra Technologies Corp. Class A*	423	$67,354

Total Electronic Equipment, Instruments & Components		672,571

Energy Equipment & Services - 0.1%
Halliburton Co.	6,189	164,504

Entertainment - 1.6%
Activision Blizzard, Inc.	5,236	243,840
Electronic Arts, Inc.*	2,835	223,710
Netflix, Inc.*	864	231,258
Take-Two Interactive Software, Inc.*	359	36,955
Twenty-First Century Fox, Inc. Class A	12,563	604,532
Viacom, Inc. Class B	10,328	265,430
Walt Disney Co. (The)	18,466	2,024,797

Total Entertainment		3,630,522

Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	648	74,676
American Tower Corp.	1,328	210,076
AvalonBay Communities, Inc.	844	146,898
Boston Properties, Inc.	818	92,066
Camden Property Trust	442	38,918
Crown Castle International Corp.	787	85,492
Digital Realty Trust, Inc.	454	48,374
Duke Realty Corp.	2,498	64,698
Equinix, Inc.	154	54,294
Equity LifeStyle Properties, Inc.	386	37,492
Equity Residential	1,841	121,524
Essex Property Trust, Inc.	287	70,375
Extra Space Storage, Inc.	988	89,394
Federal Realty Investment Trust	351	41,432
HCP, Inc.	1,374	38,376
Host Hotels & Resorts, Inc.	9,273	154,581
Iron Mountain, Inc.	1,090	35,327
Mid-America Apartment Communities, Inc.	517	49,477
Prologis, Inc.	3,986	234,058
Public Storage	1,230	248,964
Realty Income Corp.	1,008	63,544
Regency Centers Corp.	729	42,778
SBA Communications Corp.*	44	7,123
Simon Property Group, Inc.	2,406	404,184
SL Green Realty Corp.	656	51,877
Sun Communities, Inc.	159	16,172
UDR, Inc.	911	36,094
Ventas, Inc.	2,176	127,492
VICI Properties, Inc.	3,391	63,683
Vornado Realty Trust	998	61,906
W.P. Carey, Inc.	760	49,658
Welltower, Inc.	1,527	105,989
Weyerhaeuser Co.	8,759	191,472

Total Equity Real Estate Investment Trusts (REITs)		3,158,464

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	2,909	592,592
Kroger Co. (The)	18,595	511,363
Sysco Corp.	4,628	289,990
Walgreens Boots Alliance, Inc.	12,340	843,192
Walmart, Inc.	9,639	897,873

Total Food & Staples Retailing		3,135,010

Food Products - 1.5%
Archer-Daniels-Midland Co.	8,035	329,194
Campbell Soup Co.	963	31,769
Conagra Brands, Inc.	5,031	107,462
General Mills, Inc.	8,070	314,246
Hershey Co. (The)	1,849	198,176
Hormel Foods Corp.	4,118	175,756
J.M. Smucker Co. (The)	1,290	120,602
Kellogg Co.	5,608	319,712
Kraft Heinz Co. (The)	15,457	665,269
Lamb Weston Holdings, Inc.	1,071	78,783
McCormick & Co., Inc. Non-Voting Shares	761	105,962
Mondelez International, Inc. Class A	14,940	598,048
Tyson Foods, Inc. Class A	6,922	369,635

Total Food Products		3,414,614

Gas Utilities - 0.1%
Atmos Energy Corp.	895	82,984
UGI Corp.	1,853	98,858

Total Gas Utilities		181,842

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	6,268	453,364
ABIOMED, Inc.*	122	39,655
Align Technology, Inc.*	338	70,787
Baxter International, Inc.	3,677	242,020
Becton, Dickinson and Co.	665	149,838
Boston Scientific Corp.*	7,028	248,370
Cooper Cos., Inc. (The)	265	67,442
Danaher Corp.	5,259	542,308
DexCom, Inc.*	42	5,032
Edwards Lifesciences Corp.*	1,227	187,940
IDEXX Laboratories, Inc.*	386	71,804
Intuitive Surgical, Inc.*	451	215,993
ResMed, Inc.	820	93,373
Stryker Corp.	2,500	391,875
Teleflex, Inc.	148	38,255
Varian Medical Systems, Inc.*	600	67,986
West Pharmaceutical Services, Inc.	337	33,036
Zimmer Biomet Holdings, Inc.	1,391	144,275

Total Health Care Equipment & Supplies		3,063,353

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	2,640	196,416
Anthem, Inc.	2,391	627,948
Cardinal Health, Inc.	3,078	137,279
Centene Corp.*	1,158	133,517
Cigna Corp.	2,861	543,437
CVS Health Corp.	14,743	965,961
DaVita, Inc.*	1,273	65,509
HCA Healthcare, Inc.	5,239	651,994
Henry Schein, Inc.*	1,368	107,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
Humana, Inc.	1,020	$292,210
Laboratory Corp. of America Holdings*	1,305	164,900
McKesson Corp.	2,653	293,077
Molina Healthcare, Inc.*	418	48,580
Quest Diagnostics, Inc.	1,626	135,397
UnitedHealth Group, Inc.	8,171	2,035,559
Universal Health Services, Inc. Class B	1,403	163,534
WellCare Health Plans, Inc.*	324	76,493

Total Health Care Providers & Services		6,639,226

Health Care Technology - 0.1%
Cerner Corp.*	2,376	124,598
Veeva Systems, Inc. Class A*	313	27,957

Total Health Care Technology		152,555

Hotels, Restaurants & Leisure - 1.7%
Aramark	2,056	59,562
Chipotle Mexican Grill, Inc.*	92	39,725
Darden Restaurants, Inc.	1,085	108,348
Domino’s Pizza, Inc.	279	69,189
Hilton Worldwide Holdings, Inc.	1,906	136,851
Las Vegas Sands Corp.	8,968	466,784
Marriott International, Inc. Class A	4,015	435,868
McDonald’s Corp.	6,250	1,109,813
MGM Resorts International	2,319	56,259
Starbucks Corp.	13,648	878,931
Vail Resorts, Inc.	264	55,657
Wynn Resorts Ltd.	962	95,151
Yum! Brands, Inc.	4,192	385,329

Total Hotels, Restaurants & Leisure		3,897,467

Household Durables - 0.4%
D.R. Horton, Inc.	8,436	292,392
Lennar Corp. Class A	5,939	232,512
Mohawk Industries, Inc.*	1,474	172,399
NVR, Inc.*	51	124,286
Whirlpool Corp.	1,118	119,481

Total Household Durables		941,070

Household Products - 1.3%
Church & Dwight Co., Inc.	1,590	104,558
Clorox Co. (The)	933	143,813
Colgate-Palmolive Co.	7,216	429,496
Kimberly-Clark Corp.	2,697	307,296
Procter & Gamble Co. (The)	20,590	1,892,633

Total Household Products		2,877,796

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	11,154	161,287

Industrial Conglomerates - 1.2%
3M Co.	6,024	1,147,813
Honeywell International, Inc.	9,681	1,279,054
Roper Technologies, Inc.	657	175,103

Total Industrial Conglomerates		2,601,970

Insurance - 3.1%
Aflac, Inc.	13,099	596,790
Alleghany Corp.	285	177,646
Allstate Corp. (The)	7,721	637,986
American Financial Group, Inc.	1,577	142,766
American International Group, Inc.	3,381	133,245
Arthur J. Gallagher & Co.	1,764	130,007
Brown & Brown, Inc.	2,172	59,860
Cincinnati Financial Corp.	2,090	161,808
CNA Financial Corp.	5,176	228,520
Fidelity National Financial, Inc.	4,386	137,896
Hartford Financial Services Group, Inc. (The)	7,360	327,152
Lincoln National Corp.	5,722	293,596
Loews Corp.	4,489	204,339
Markel Corp.*	130	134,947
Marsh & McLennan Cos., Inc.	4,566	364,139
MetLife, Inc.	17,957	737,314
Principal Financial Group, Inc.	6,876	303,713
Progressive Corp. (The)	8,600	518,838
Prudential Financial, Inc.	9,108	742,757
Reinsurance Group of America, Inc.	998	139,950
Torchmark Corp.	1,681	125,285
Travelers Cos., Inc. (The)	4,080	488,580
W.R. Berkley Corp.	1,682	124,317

Total Insurance		6,911,451

Interactive Media & Services - 4.2%
Alphabet, Inc. Class A*	5,188	5,421,253
Facebook, Inc. Class A*	28,759	3,770,017
IAC/InterActiveCorp*	573	104,882
Match Group, Inc.	1,915	81,905
TripAdvisor, Inc.*	266	14,348
Twitter, Inc.*	1,606	46,156

Total Interactive Media & Services		9,438,561

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	968	1,453,907
Booking Holdings, Inc.*	443	763,032
eBay, Inc.*	15,307	429,667
Expedia Group, Inc.	698	78,630
Qurate Retail, Inc.*	7,913	154,462

Total Internet & Direct Marketing Retail		2,879,698

IT Services - 3.6%
Akamai Technologies, Inc.*	778	47,520
Alliance Data Systems Corp.	958	143,777
Automatic Data Processing, Inc.	2,450	321,244
Broadridge Financial Solutions, Inc.	982	94,517
Cognizant Technology Solutions Corp. Class A	5,787	367,359
DXC Technology Co.	4,298	228,525
Fidelity National Information Services, Inc.	1,402	143,775
First Data Corp. Class A*	11,013	186,230
Fiserv, Inc.*	2,981	219,074
FleetCor Technologies, Inc.*	741	137,618
Gartner, Inc.*	107	13,679
Global Payments, Inc.	834	86,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
GoDaddy, Inc. Class A*	105	$6,890
International Business Machines Corp.	17,912	2,036,057
Jack Henry & Associates, Inc.	461	58,326
Leidos Holdings, Inc.	1,257	66,269
MasterCard, Inc. Class A	6,201	1,169,819
Paychex, Inc.	2,715	176,882
PayPal Holdings, Inc.*	5,141	432,307
Total System Services, Inc.	1,264	102,750
VeriSign, Inc.*	641	95,054
Visa, Inc. Class A	14,452	1,906,797
Western Union Co. (The)	8,740	149,104
Worldpay, Inc. Class A*	520	39,744

Total IT Services		8,229,327

Leisure Products - 0.0%
Hasbro, Inc.	1,285	104,406

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,400	161,904
Bio-Rad Laboratories, Inc. Class A*	925	214,804
Illumina, Inc.*	500	149,965
IQVIA Holdings, Inc.*	449	52,160
Mettler-Toledo International, Inc.*	160	90,493
PerkinElmer, Inc.	547	42,967
Thermo Fisher Scientific, Inc.	2,331	521,654
Waters Corp.*	636	119,981

Total Life Sciences Tools & Services		1,353,928

Machinery - 1.8%
Caterpillar, Inc.	8,938	1,135,752
Cummins, Inc.	2,979	398,113
Deere & Co.	3,960	590,713
Dover Corp.	1,780	126,291
Fortive Corp.	2,924	197,838
IDEX Corp.	592	74,746
Illinois Tool Works, Inc.	3,716	470,780
PACCAR, Inc.	6,804	388,781
Parker-Hannifin Corp.	1,732	258,310
Snap-on, Inc.	837	121,608
Stanley Black & Decker, Inc.	1,746	209,066
Wabtec Corp.	746	52,406
Xylem, Inc.	1,248	83,267

Total Machinery		4,107,671

Media - 1.7%
CBS Corp. Class B Non-Voting Shares	6,058	264,856
Charter Communications, Inc. Class A*	725	206,603
Comcast Corp. Class A	60,581	2,062,783
Discovery, Inc. Class A*	4,974	123,057
DISH Network Corp. Class A*	8,759	218,712
Interpublic Group of Cos., Inc. (The)	5,047	104,120
Liberty Broadband Corp. Class C*	3,848	277,171
Liberty Media Corp - Liberty SiriusXM Series C*	1,928	71,297
Omnicom Group, Inc.	3,345	244,988
Sirius XM Holdings, Inc.	34,462	196,778

Total Media		3,770,365

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	49,526	510,613
Newmont Mining Corp.	2,242	77,686
Nucor Corp.	6,373	330,185
Steel Dynamics, Inc.	6,454	193,878

Total Metals & Mining		1,112,362

Multi-Utilities - 0.8%
Ameren Corp.	2,393	156,095
CenterPoint Energy, Inc.	2,864	80,851
CMS Energy Corp.	2,550	126,608
Consolidated Edison, Inc.	3,068	234,579
Dominion Energy, Inc.	5,761	411,681
DTE Energy Co.	1,876	206,923
NiSource, Inc.	531	13,461
Public Service Enterprise Group, Inc.	4,904	255,253
Sempra Energy	817	88,391
WEC Energy Group, Inc.	2,811	194,690

Total Multi-Utilities		1,768,532

Multiline Retail - 0.7%
Dollar General Corp.	2,605	281,548
Dollar Tree, Inc.*	2,531	228,600
Kohl’s Corp.	2,664	176,730
Macy’s, Inc.	6,896	205,363
Nordstrom, Inc.	1,972	91,915
Target Corp.	8,213	542,797

Total Multiline Retail		1,526,953

Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	1,089	47,742
Apache Corp.	9,508	249,585
Cheniere Energy, Inc.*	1,638	96,953
Chevron Corp.	20,363	2,215,291
Concho Resources, Inc.*	1,015	104,332
ConocoPhillips	15,565	970,478
Continental Resources, Inc.*	3,771	151,556
Diamondback Energy, Inc.	1,273	118,007
EOG Resources, Inc.	5,150	449,131
Exxon Mobil Corp.	43,509	2,966,879
HollyFrontier Corp.	4,062	207,649
Kinder Morgan, Inc.	15,760	242,389
Marathon Oil Corp.	9,345	134,007
Marathon Petroleum Corp.	7,490	441,985
Noble Energy, Inc.	7,194	134,959
Occidental Petroleum Corp.	9,683	594,343
ONEOK, Inc.	3,320	179,114
Phillips 66	8,285	713,753
Pioneer Natural Resources Co.	938	123,366
Valero Energy Corp.	6,896	516,993
Williams Cos., Inc. (The)	2,485	54,794

Total Oil, Gas & Consumable Fuels		10,713,306

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	2,278	296,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	15,679	$814,994
Eli Lilly & Co.	4,040	467,509
Johnson & Johnson	22,875	2,952,019
Merck & Co., Inc.	14,645	1,119,024
Pfizer, Inc.	55,204	2,409,655
Zoetis, Inc.	2,870	245,500

Total Pharmaceuticals		8,008,701

Professional Services - 0.1%
CoStar Group, Inc.*	118	39,806
Equifax, Inc.	779	72,548
TransUnion	821	46,633
Verisk Analytics, Inc.*	972	105,987

Total Professional Services		264,974

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	4,516	180,821

Road & Rail - 1.1%
CSX Corp.	8,897	552,771
JB Hunt Transport Services, Inc.	969	90,156
Kansas City Southern	1,159	110,626
Norfolk Southern Corp.	3,269	488,846
Old Dominion Freight Line, Inc.	810	100,027
Union Pacific Corp.	7,717	1,066,721

Total Road & Rail		2,409,147

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	3,149	58,131
Analog Devices, Inc.	3,328	285,642
Applied Materials, Inc.	25,417	832,153
Broadcom, Inc.	3,329	846,498
Intel Corp.	80,821	3,792,930
KLA-Tencor Corp.	2,827	252,988
Lam Research Corp.	4,092	557,208
Maxim Integrated Products, Inc.	2,691	136,837
Microchip Technology, Inc.	1,374	98,818
Micron Technology, Inc.*	77,674	2,464,596
NVIDIA Corp.	5,924	790,854
ON Semiconductor Corp.*	5,762	95,131
Skyworks Solutions, Inc.	3,184	213,392
Texas Instruments, Inc.	10,931	1,032,979
Xilinx, Inc.	1,750	149,047

Total Semiconductors & Semiconductor Equipment		11,607,204

Software - 4.3%
Adobe, Inc.*	2,089	472,615
ANSYS, Inc.*	450	64,323
Cadence Design Systems, Inc.*	1,474	64,090
Citrix Systems, Inc.	967	99,079
Fortinet, Inc.*	449	31,623
Intuit, Inc.	1,252	246,456
Microsoft Corp.	58,434	5,935,141
Oracle Corp.	43,734	1,974,590
PTC, Inc.*	66	5,472
Red Hat, Inc.*	479	84,132
salesforce.com, Inc.*	1,103	151,078
SS&C Technologies Holdings, Inc.	576	25,983
Symantec Corp.	4,466	84,385
Synopsys, Inc.*	704	59,305
Ultimate Software Group, Inc. (The)*	30	7,346
VMware, Inc. Class A	3,060	419,618

Total Software		9,725,236

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	460	72,432
AutoZone, Inc.*	285	238,927
Best Buy Co., Inc.	4,759	252,037
Burlington Stores, Inc.*	408	66,369
CarMax, Inc.*	2,394	150,176
Gap, Inc. (The)	6,822	175,735
Home Depot, Inc. (The)	11,792	2,026,101
L Brands, Inc.	3,963	101,730
Lowe’s Cos., Inc.	7,587	700,735
O’Reilly Automotive, Inc.*	696	239,654
Ross Stores, Inc.	3,678	306,009
Tiffany & Co.	1,327	106,837
TJX Cos., Inc. (The)	12,998	581,530
Tractor Supply Co.	1,120	93,453
Ulta Salon Cosmetics & Fragrance, Inc.*	467	114,340

Total Specialty Retail		5,226,065

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	70,052	11,050,002
HP, Inc.	32,132	657,421
NetApp, Inc.	3,407	203,296
Western Digital Corp.	10,227	378,092

Total Technology Hardware, Storage & Peripherals		12,288,811

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	10,824	802,491
PVH Corp.	1,279	118,883
Ralph Lauren Corp.	828	85,665
Tapestry, Inc.	3,864	130,410
VF Corp.	3,878	276,657

Total Textiles, Apparel & Luxury Goods		1,414,106

Tobacco - 1.2%
Altria Group, Inc.	26,898	1,328,492
Philip Morris International, Inc.	19,075	1,273,447

Total Tobacco		2,601,939

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,379	124,398
United Rentals, Inc.*	1,764	180,863
W.W. Grainger, Inc.	528	149,086

Total Trading Companies & Distributors		454,347

Water Utilities - 0.0%
American Water Works Co., Inc.	1,202	109,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2018

Investments	Shares	Value
Wireless Telecommunication Services - 0.3%
Sprint Corp.*	9,585	$55,785
T-Mobile U.S., Inc.*	8,061	512,760

Total Wireless Telecommunication Services		568,545

TOTAL COMMON STOCKS (Cost: $206,506,797)		223,935,748

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree U.S. High Dividend Fund(a) (Cost: $1,232,412)	18,500	1,204,720

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $207,739,209)		225,140,468
Other Assets less Liabilities - 0.2%		349,547

NET ASSETS - 100.0%		$225,490,015

*	Non-income producing security.
(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.0%

United States - 99.0%

Aerospace & Defense - 0.9%
Lockheed Martin Corp.	29,863	$7,819,328

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	88,028	8,585,371

Auto Components - 0.0%
LCI Industries	2,623	175,216

Automobiles - 1.8%
Ford Motor Co.	944,883	7,228,355
General Motors Co.	210,124	7,028,648
Harley-Davidson, Inc.	26,085	890,020

Total Automobiles		15,147,023

Banks - 6.1%
Arrow Financial Corp.	4,248	136,021
Banc of California, Inc.	12,420	165,310
Bank of Hawaii Corp.	6,161	414,758
Bank OZK	13,551	309,369
BB&T Corp.	94,777	4,105,740
Blue Hills Bancorp, Inc.	4,822	102,901
Boston Private Financial Holdings, Inc.	7,263	76,770
Bridge Bancorp, Inc.	2,920	74,431
Cathay General Bancorp	12,203	409,167
Central Pacific Financial Corp.	6,633	161,514
Citizens & Northern Corp.	1,975	52,199
Comerica, Inc.	20,334	1,396,742
Community Trust Bancorp, Inc.	2,698	106,868
Financial Institutions, Inc.	2,326	59,778
First Bancorp, Inc.	4,869	128,055
First Hawaiian, Inc.	22,493	506,317
First of Long Island Corp. (The)	567	11,312
Flushing Financial Corp.	5,765	124,120
FNB Corp.	59,843	588,855
Heritage Commerce Corp.	12,513	141,897
Hope Bancorp, Inc.	26,456	313,768
Huntington Bancshares, Inc.	173,100	2,063,352
Investors Bancorp, Inc.	46,977	488,561
KeyCorp	163,651	2,418,762
MBT Financial Corp.	544	5,059
Mercantile Bank Corp.	152	4,295
Midland States Bancorp, Inc.	4,079	91,125
PacWest Bancorp	32,663	1,087,025
Park National Corp.	2,139	181,708
People’s United Financial, Inc.	64,453	930,057
Peoples Bancorp, Inc.	1,137	34,224
Premier Financial Bancorp, Inc.	677	10,094
Regions Financial Corp.	152,379	2,038,831
Sandy Spring Bancorp, Inc.	5,501	172,401
Southside Bancshares, Inc.	7,153	227,108
Stock Yards Bancorp, Inc.	435	14,268
SunTrust Banks, Inc.	60,149	3,033,916
Trustmark Corp.	10,134	288,110
Umpqua Holdings Corp.	17,667	280,905
United Bankshares, Inc.	1,699	52,856
Univest Corp. of Pennsylvania	7,252	156,426
Valley National Bancorp	62,380	553,934
Washington Trust Bancorp, Inc.	2,185	103,853
Wells Fargo & Co.	592,945	27,322,906
West Bancorporation, Inc.	2,956	56,430

Total Banks		51,002,098

Beverages - 4.7%
Coca-Cola Co. (The)	459,041	21,735,592
PepsiCo, Inc.	156,913	17,335,748

Total Beverages		39,071,340

Biotechnology - 4.0%
AbbVie, Inc.	256,526	23,649,132
Gilead Sciences, Inc.	154,144	9,641,707

Total Biotechnology		33,290,839

Capital Markets - 0.5%
Ares Management Corp. Class A	21,870	388,849
Arlington Asset Investment Corp. Class A(a)	23,224	168,142
Artisan Partners Asset Management, Inc. Class A	22,588	499,421
BGC Partners, Inc. Class A	90,933	470,124
Cohen & Steers, Inc.	8,298	284,787
Eaton Vance Corp.	18,297	643,688
Federated Investors, Inc. Class B	18,375	487,856
GAIN Capital Holdings, Inc.(a)	16,752	103,192
Moelis & Co. Class A	10,357	356,074
Virtu Financial, Inc. Class A	16,081	414,246

Total Capital Markets		3,816,379

Chemicals - 0.2%
Chemours Co. (The)	23,960	676,151
Huntsman Corp.	33,522	646,639
Kronos Worldwide, Inc.	14,875	171,360
Olin Corp.	26,952	542,005
Valhi, Inc.	1,018	1,965

Total Chemicals		2,038,120

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	34,371	461,259
Ennis, Inc.	9,315	179,314
Essendant, Inc.	8,040	101,143
HNI Corp.	7,379	261,438
Knoll, Inc.	10,678	175,973
Pitney Bowes, Inc.	65,892	389,422
Steelcase, Inc. Class A	17,042	252,733

Total Commercial Services & Supplies		1,821,282

Consumer Finance - 0.4%
Navient Corp.	61,643	543,075
Santander Consumer USA Holdings, Inc.	59,189	1,041,134
Synchrony Financial	88,734	2,081,700

Total Consumer Finance		3,665,909

Containers & Packaging - 0.7%
Greif, Inc. Class B	623	27,661
International Paper Co.	65,416	2,640,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
Packaging Corp. of America	11,839	$988,083
Sonoco Products Co.	11,488	610,357
WestRock Co.	37,884	1,430,500

Total Containers & Packaging		5,696,791

Diversified Consumer Services - 0.1%
H&R Block, Inc.	29,117	738,698

Diversified Telecommunication Services - 9.9%
AT&T, Inc.	1,437,057	41,013,607
CenturyLink, Inc.	471,742	7,146,891
Cogent Communications Holdings, Inc.	9,436	426,602
Consolidated Communications Holdings, Inc.	41,356	408,597
Verizon Communications, Inc.	594,306	33,411,883

Total Diversified Telecommunication Services		82,407,580

Electric Utilities - 5.8%
Alliant Energy Corp.	25,621	1,082,487
American Electric Power Co., Inc.	57,216	4,276,324
Avangrid, Inc.	36,466	1,826,582
Duke Energy Corp.	100,008	8,630,690
Edison International	46,377	2,632,822
Entergy Corp.	22,560	1,941,739
Evergy, Inc.	29,542	1,677,099
Eversource Energy	32,433	2,109,442
Exelon Corp.	93,981	4,238,543
FirstEnergy Corp.	69,775	2,620,051
Hawaiian Electric Industries, Inc.	14,096	516,196
OGE Energy Corp.	25,933	1,016,314
Pinnacle West Capital Corp.	13,243	1,128,304
Portland General Electric Co.	10,765	493,575
PPL Corp.	133,941	3,794,549
Southern Co. (The)	176,581	7,755,438
Xcel Energy, Inc.	41,903	2,064,561

Total Electric Utilities		47,804,716

Electrical Equipment - 0.6%
Emerson Electric Co.	70,436	4,208,551
Hubbell, Inc.	6,895	684,949

Total Electrical Equipment		4,893,500

Electronic Equipment, Instruments & Components - 0.1%
AVX Corp.	22,469	342,652
Daktronics, Inc.	15,818	117,053

Total Electronic Equipment, Instruments & Components		459,705

Energy Equipment & Services - 0.3%
Archrock, Inc.	29,342	219,772
Baker Hughes a GE Co.	62,477	1,343,256
Helmerich & Payne, Inc.	19,500	934,830
RPC, Inc.	14,389	142,019

Total Energy Equipment & Services		2,639,877

Entertainment - 0.1%
AMC Entertainment Holdings, Inc. Class A	12,770	156,816
Cinemark Holdings, Inc.	14,762	528,479

Total Entertainment		685,295

Equity Real Estate Investment Trusts (REITs) - 13.8%
Acadia Realty Trust	14,482	344,092
Agree Realty Corp.	5,692	336,511
Alexander’s, Inc.	3	914
Alexandria Real Estate Equities, Inc.	11,809	1,360,869
American Campus Communities, Inc.	21,766	900,895
American Finance Trust, Inc.	22,215	295,904
Apartment Investment & Management Co. Class A	18,921	830,253
Apple Hospitality REIT, Inc.	65,022	927,214
Armada Hoffler Properties, Inc.	14,600	205,276
Ashford Hospitality Trust, Inc.	45,669	182,676
AvalonBay Communities, Inc.	15,251	2,654,437
Bluerock Residential Growth REIT, Inc.	14,151	127,642
Braemar Hotels & Resorts, Inc.	10,209	91,166
Brandywine Realty Trust	38,566	496,344
Brixmor Property Group, Inc.	74,855	1,099,620
Brookfield Property REIT, Inc. Class A	38,541	620,510
Camden Property Trust	11,610	1,022,261
CareTrust REIT, Inc.	15,734	290,450
CatchMark Timber Trust, Inc. Class A	22,604	160,488
Cedar Realty Trust, Inc.	27,890	87,575
Chatham Lodging Trust	15,652	276,727
Chesapeake Lodging Trust	14,891	362,596
Colony Capital, Inc.	46,735	218,720
Community Healthcare Trust, Inc.	6,259	180,447
CoreCivic, Inc.	37,267	664,471
CorEnergy Infrastructure Trust, Inc.	5,619	185,877
CorePoint Lodging, Inc.	14,922	182,795
CoreSite Realty Corp.	6,234	543,792
Corporate Office Properties Trust	22,072	464,174
Cousins Properties, Inc.	54,987	434,397
Crown Castle International Corp.	56,138	6,098,271
CubeSmart	27,013	775,003
CyrusOne, Inc.	12,663	669,619
DiamondRock Hospitality Co.	44,496	404,024
Digital Realty Trust, Inc.	25,559	2,723,311
Duke Realty Corp.	40,477	1,048,354
Easterly Government Properties, Inc.	17,327	271,687
EastGroup Properties, Inc.	4,410	404,529
EPR Properties	16,686	1,068,405
Equity Residential	39,913	2,634,657
Essential Properties Realty Trust, Inc.	15,946	220,693
Essex Property Trust, Inc.	6,704	1,643,888
Extra Space Storage, Inc.	16,105	1,457,180
Federal Realty Investment Trust	8,489	1,002,042
Four Corners Property Trust, Inc.	12,860	336,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
Franklin Street Properties Corp.	31,267	$194,793
Gaming and Leisure Properties, Inc.	59,285	1,915,498
GEO Group, Inc. (The)	38,515	758,746
Getty Realty Corp.	8,769	257,896
Gladstone Commercial Corp.	12,614	226,043
Gladstone Land Corp.	4,992	57,308
Global Medical REIT, Inc.	16,061	142,782
Global Net Lease, Inc.	32,996	581,390
Government Properties Income Trust	51,131	351,270
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,009	285,921
HCP, Inc.	66,477	1,856,703
Healthcare Realty Trust, Inc.	19,752	561,747
Healthcare Trust of America, Inc. Class A	35,153	889,722
Highwoods Properties, Inc.	17,884	691,932
Hospitality Properties Trust	48,885	1,167,374
Host Hotels & Resorts, Inc.	118,348	1,972,861
Hudson Pacific Properties, Inc.	3,091	89,824
Independence Realty Trust, Inc.	29,630	272,003
Industrial Logistics Properties Trust	34,322	675,123
InfraREIT, Inc.	11,043	232,124
Iron Mountain, Inc.	70,415	2,282,150
iStar, Inc.	17,039	156,248
Jernigan Capital, Inc.	8,530	169,065
Kimco Realty Corp.	102,959	1,508,349
Lamar Advertising Co. Class A	15,337	1,061,014
Lexington Realty Trust	15,081	123,815
Liberty Property Trust	19,246	806,022
Life Storage, Inc.	7,115	661,624
LTC Properties, Inc.	8,950	373,036
Macerich Co. (The)	31,990	1,384,527
Medical Properties Trust, Inc.	78,858	1,268,037
Mid-America Apartment Communities, Inc.	14,947	1,430,428
Monmouth Real Estate Investment Corp.	21,627	268,175
National Health Investors, Inc.	8,341	630,079
National Retail Properties, Inc.	23,087	1,119,950
National Storage Affiliates Trust	10,981	290,557
NexPoint Residential Trust, Inc.	5,015	175,776
NorthStar Realty Europe Corp.	11,807	171,674
Omega Healthcare Investors, Inc.	51,474	1,809,311
One Liberty Properties, Inc.	4,835	117,104
Outfront Media, Inc.	39,922	723,387
Park Hotels & Resorts, Inc.	25,414	660,256
Pebblebrook Hotel Trust	10,860	307,447
Physicians Realty Trust	7,431	119,119
PotlatchDeltic Corp.	219	6,929
Preferred Apartment Communities, Inc. Class A	15,671	220,334
Prologis, Inc.	64,744	3,801,768
PS Business Parks, Inc.	3,419	447,889
Public Storage	23,717	4,800,558
QTS Realty Trust, Inc. Class A	1,080	40,014
Rayonier, Inc.	4,067	112,615
Realty Income Corp.	41,319	2,604,750
Regency Centers Corp.	13,505	792,473
Retail Opportunity Investments Corp.	22,134	351,488
Retail Properties of America, Inc. Class A	2,532	27,472
RLJ Lodging Trust	18,347	300,891
Ryman Hospitality Properties, Inc.	9,560	637,556
Sabra Health Care REIT, Inc.	62,959	1,037,564
Safety Income & Growth, Inc.	2,331	43,846
Saul Centers, Inc.	471	22,241
Select Income REIT	40,048	294,753
Senior Housing Properties Trust	102,732	1,204,019
Simon Property Group, Inc.	43,607	7,325,540
SITE Centers Corp.	3,902	43,195
SL Green Realty Corp.	12,019	950,463
Spirit Realty Capital, Inc.	7,079	249,535
STAG Industrial, Inc.	23,622	587,715
STORE Capital Corp.	33,798	956,821
Summit Hotel Properties, Inc.	32,764	318,794
Taubman Centers, Inc.	1,841	83,747
Tier REIT, Inc.	10,026	206,836
UDR, Inc.	18,048	715,062
UMH Properties, Inc.	13,931	164,943
Uniti Group, Inc.	58,432	909,786
Universal Health Realty Income Trust	1,945	119,365
Urstadt Biddle Properties, Inc. Class A	2,207	42,419
Ventas, Inc.	62,575	3,666,269
VEREIT, Inc.	241,870	1,729,371
VICI Properties, Inc.	80,916	1,519,602
Vornado Realty Trust	17,394	1,078,950
W.P. Carey, Inc.	33,025	2,157,853
Washington Prime Group, Inc.	3,622	17,603
Weingarten Realty Investors	8,664	214,954
Welltower, Inc.	55,403	3,845,522
Weyerhaeuser Co.	147,671	3,228,088
Whitestone REIT	17,387	213,165
Xenia Hotels & Resorts, Inc.	26,059	448,215

Total Equity Real Estate Investment Trusts (REITs)		114,646,871

Food & Staples Retailing - 0.0%
SpartanNash Co.	3,200	54,976
Village Super Market, Inc. Class A	8	214

Total Food & Staples Retailing		55,190

Food Products - 2.6%
Archer-Daniels-Midland Co.	47,509	1,946,444
B&G Foods, Inc.(a)	16,674	482,045
Campbell Soup Co.	38,704	1,276,845
Flowers Foods, Inc.	31,691	585,333
General Mills, Inc.	108,540	4,226,548
J.M. Smucker Co. (The)	13,756	1,286,048
Kellogg Co.	45,190	2,576,282
Kraft Heinz Co. (The)	220,073	9,471,942

Total Food Products		21,851,487

Gas Utilities - 0.2%
National Fuel Gas Co.	10,438	534,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
Northwest Natural Holding Co.	4,100	$247,886
South Jersey Industries, Inc.	13,932	387,309
Spire, Inc.	6,258	463,593

Total Gas Utilities		1,633,005

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	40,301	1,797,425

Hotels, Restaurants & Leisure - 1.1%
Bluegreen Vacations Corp.	119	1,539
Brinker International, Inc.	5,876	258,426
Dine Brands Global, Inc.	1,161	78,182
Las Vegas Sands Corp.	147,259	7,664,831
Six Flags Entertainment Corp.	8,765	487,597
Wyndham Destinations, Inc.	11,889	426,102

Total Hotels, Restaurants & Leisure		8,916,677

Household Durables - 0.5%
Ethan Allen Interiors, Inc.	8,177	143,833
Leggett & Platt, Inc.	20,962	751,278
MDC Holdings, Inc.	11,572	325,289
Newell Brands, Inc.	70,032	1,301,895
Tupperware Brands Corp.	15,099	476,676
Whirlpool Corp.	9,568	1,022,532

Total Household Durables		4,021,503

Household Products - 3.4%
Kimberly-Clark Corp.	40,826	4,651,714
Procter & Gamble Co. (The)	252,220	23,184,062
Spectrum Brands Holdings, Inc.	8,674	366,477

Total Household Products		28,202,253

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	75,124	1,086,293
Clearway Energy, Inc. Class A	13,572	229,638
Pattern Energy Group, Inc. Class A	31,338	583,513
TerraForm Power, Inc. Class A	54,612	612,747

Total Independent Power & Renewable Electricity Producers		2,512,191

Industrial Conglomerates - 1.8%
General Electric Co.	1,978,133	14,974,467

Insurance - 2.2%
CNA Financial Corp.	31,353	1,384,235
EMC Insurance Group, Inc.	4,762	151,670
Fidelity National Financial, Inc.	38,328	1,205,032
First American Financial Corp.	16,231	724,552
Mercury General Corp.	10,320	533,647
MetLife, Inc.	147,031	6,037,093
Old Republic International Corp.	41,564	854,971
Principal Financial Group, Inc.	49,562	2,189,154
Prudential Financial, Inc.	62,367	5,086,029
Safety Insurance Group, Inc.	2,448	200,271
Stewart Information Services Corp.	4,426	183,236

Total Insurance		18,549,890

Internet & Direct Marketing Retail - 0.0%
PetMed Express, Inc.(a)	7,052	164,030
IT Services - 2.7%
International Business Machines Corp.	162,466	18,467,510
Paychex, Inc.	42,775	2,786,791
Western Union Co. (The)	67,657	1,154,229

Total IT Services		22,408,530

Machinery - 0.3%
Briggs & Stratton Corp.	12,391	162,075
Cummins, Inc.	19,230	2,569,897
NN, Inc.	3,682	24,706

Total Machinery		2,756,678

Media - 0.5%
Entercom Communications Corp. Class A	33,250	189,857
Gannett Co., Inc.	33,736	287,768
Interpublic Group of Cos., Inc. (The)	53,289	1,099,352
Meredith Corp.	7,191	373,501
Omnicom Group, Inc.	25,246	1,849,017

Total Media		3,799,495

Metals & Mining - 0.0%
Compass Minerals International, Inc.	9,074	378,295

Multi-Utilities - 3.1%
Avista Corp.	9,323	396,041
Black Hills Corp.	7,479	469,532
CenterPoint Energy, Inc.	67,452	1,904,170
Consolidated Edison, Inc.	38,742	2,962,213
Dominion Energy, Inc.	98,007	7,003,580
DTE Energy Co.	20,507	2,261,922
MDU Resources Group, Inc.	23,901	569,800
NiSource, Inc.	39,045	989,791
NorthWestern Corp.	7,246	430,702
Public Service Enterprise Group, Inc.	57,100	2,972,055
Sempra Energy	28,832	3,119,334
Unitil Corp.	3,110	157,491
WEC Energy Group, Inc.	33,039	2,288,281

Total Multi-Utilities		25,524,912

Multiline Retail - 0.9%
Kohl’s Corp.	23,964	1,589,772
Macy’s, Inc.	37,488	1,116,393
Nordstrom, Inc.	19,255	897,475
Target Corp.	60,987	4,030,631

Total Multiline Retail		7,634,271

Oil, Gas & Consumable Fuels - 13.0%
Berry Petroleum Corp.	4,145	36,269
Chevron Corp.	256,282	27,880,919
CVR Energy, Inc.	31,290	1,078,879
Evolution Petroleum Corp.	10,543	71,903
Exxon Mobil Corp.	574,605	39,182,315
Green Plains, Inc.	7,645	100,226
Kinder Morgan, Inc.	376,370	5,788,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
Marathon Petroleum Corp.	73,588	$4,342,428
Murphy Oil Corp.	5,644	132,013
Occidental Petroleum Corp.	116,339	7,140,888
ONEOK, Inc.	80,867	4,362,775
PBF Energy, Inc. Class A	17,845	582,996
Phillips 66	58,728	5,059,417
SemGroup Corp. Class A	4,382	60,384
Targa Resources Corp.	69,256	2,494,601
Valero Energy Corp.	64,110	4,806,327
Williams Cos., Inc. (The)	242,245	5,341,502

Total Oil, Gas & Consumable Fuels		108,462,412

Paper & Forest Products - 0.1%
Domtar Corp.	11,906	418,258
PH Glatfelter Co.	3,538	34,531

Total Paper & Forest Products		452,789

Personal Products - 0.2%
Coty, Inc. Class A	186,551	1,223,775
Natural Health Trends Corp.(a)	1,939	35,852

Total Personal Products		1,259,627

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	171,921	8,936,453
Pfizer, Inc.	602,112	26,282,189

Total Pharmaceuticals		35,218,642

Professional Services - 0.0%
Resources Connection, Inc.	5,215	74,053

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	25,523	463,753
Newmark Group, Inc. Class A	15,911	127,606

Total Real Estate Management & Development		591,359

Road & Rail - 0.1%
Ryder System, Inc.	9,664	465,322

Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	49,259	626,574
KLA-Tencor Corp.	15,161	1,356,758
Maxim Integrated Products, Inc.	34,443	1,751,427
NVE Corp.	1,602	140,239
QUALCOMM, Inc.	169,840	9,665,594
Texas Instruments, Inc.	107,570	10,165,365
Xperi Corp.	9,200	169,188

Total Semiconductors & Semiconductor Equipment		23,875,145

Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	14,186	284,429
Barnes & Noble, Inc.	25,015	177,356
Bed Bath & Beyond, Inc.	32,902	372,451
Buckle, Inc. (The)(a)	10,115	195,624
Cato Corp. (The) Class A	12,203	174,137
Chico’s FAS, Inc.	37,739	212,093
DSW, Inc. Class A	14,228	351,432
GameStop Corp. Class A	36,057	455,039
Gap, Inc. (The)	50,573	1,302,761
Guess?, Inc.	4,470	92,842
Haverty Furniture Cos., Inc.	4,288	80,529
L Brands, Inc.	75,628	1,941,371
Office Depot, Inc.	78,890	203,536
Penske Automotive Group, Inc.	13,123	529,119
Tile Shop Holdings, Inc.	10,891	59,683
Williams-Sonoma, Inc.	456	23,005

Total Specialty Retail		6,455,407

Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	164,482	2,172,807
HP, Inc.	160,502	3,283,871
Western Digital Corp.	52,936	1,957,044
Xerox Corp.	13,197	260,773

Total Technology Hardware, Storage & Peripherals		7,674,495

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	60,733	760,984
Tapestry, Inc.	40,860	1,379,025

Total Textiles, Apparel & Luxury Goods		2,140,009

Thrifts & Mortgage Finance - 0.4%
Dime Community Bancshares, Inc.	9,091	154,365
New York Community Bancorp, Inc.	74,634	702,306
Northwest Bancshares, Inc.	19,218	325,553
Oritani Financial Corp.	16,195	238,876
Provident Financial Services, Inc.	11,678	281,790
Territorial Bancorp, Inc.	563	14,627
TFS Financial Corp.	65,293	1,053,176
TrustCo Bank Corp.	24,963	171,246
United Financial Bancorp, Inc.	10,961	161,127

Total Thrifts & Mortgage Finance		3,103,066

Tobacco - 4.8%
Altria Group, Inc.	389,089	19,217,106
Philip Morris International, Inc.	292,994	19,560,280
Universal Corp.	5,580	302,157
Vector Group Ltd.	78,343	762,277

Total Tobacco		39,841,820

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	8,181	167,056
Watsco, Inc.	5,324	740,781

Total Trading Companies & Distributors		907,837

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	17,878	653,620

TOTAL COMMON STOCKS (Cost: $871,435,189)		822,761,840

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $5,749,492)	66,129	5,595,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $1,013,752)(d)	1,013,752	$1,013,752

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $878,198,433)		829,371,428
Other Assets less Liabilities - 0.2%		1,709,662

NET ASSETS - 100.0%		$831,081,090

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,033,940 and the total market value of the collateral held by the Fund was $1,112,651. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $98,899.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.8%
Boeing Co. (The)	53,883	$17,377,267
General Dynamics Corp.	29,652	4,661,591
Harris Corp.	10,121	1,362,793
L3 Technologies, Inc.	6,204	1,077,387
Lockheed Martin Corp.	38,711	10,136,088
Northrop Grumman Corp.	14,505	3,552,275
Raytheon Co.	26,550	4,071,442
Textron, Inc.	1,819	83,656
United Technologies Corp.	90,089	9,592,677

Total Aerospace & Defense		51,915,176

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	12,894	1,084,257
Expeditors International of Washington, Inc.	4,149	282,505
FedEx Corp.	14,312	2,308,955
United Parcel Service, Inc. Class B	112,855	11,006,748

Total Air Freight & Logistics		14,682,465

Airlines - 0.3%
American Airlines Group, Inc.	24,824	797,099
Delta Air Lines, Inc.	71,145	3,550,135
Southwest Airlines Co.	35,234	1,637,676

Total Airlines		5,984,910

Automobiles - 1.0%
Ford Motor Co.	1,157,222	8,852,748
General Motors Co.	272,620	9,119,139

Total Automobiles		17,971,887

Banks - 8.9%
Bank of America Corp.	1,058,730	26,087,107
BB&T Corp.	123,694	5,358,424
Citigroup, Inc.	341,917	17,800,199
Citizens Financial Group, Inc.	79,261	2,356,430
Comerica, Inc.	27,300	1,875,237
Fifth Third Bancorp	90,955	2,140,171
First Republic Bank	1,469	127,656
Huntington Bancshares, Inc.	191,280	2,280,058
JPMorgan Chase & Co.	465,468	45,438,986
KeyCorp	177,620	2,625,224
M&T Bank Corp.	15,700	2,247,141
PNC Financial Services Group, Inc. (The)	63,242	7,393,622
Regions Financial Corp.	159,288	2,131,274
SunTrust Banks, Inc.	78,912	3,980,321
U.S. Bancorp	218,339	9,978,092
Wells Fargo & Co.	757,189	34,891,269

Total Banks		166,711,211

Beverages - 3.1%
Brown-Forman Corp. Class B	10,946	520,811
Coca-Cola Co. (The)	592,430	28,051,560
Constellation Brands, Inc. Class A	11,463	1,843,480
Keurig Dr Pepper, Inc.	125,181	3,209,641
Molson Coors Brewing Co. Class B	25,758	1,446,569
PepsiCo, Inc.	202,569	22,379,823

Total Beverages		57,451,884

Biotechnology - 3.1%
AbbVie, Inc.	323,997	29,869,283
Amgen, Inc.	77,604	15,107,171
Gilead Sciences, Inc.	199,507	12,479,163

Total Biotechnology		57,455,617

Capital Markets - 3.1%
Ameriprise Financial, Inc.	18,308	1,910,806
Bank of New York Mellon Corp. (The)	103,318	4,863,178
BlackRock, Inc.	21,567	8,471,949
Charles Schwab Corp. (The)	79,109	3,285,397
CME Group, Inc.	24,382	4,586,742
E*TRADE Financial Corp.	14,591	640,253
Franklin Resources, Inc.	71,967	2,134,541
Goldman Sachs Group, Inc. (The)	31,216	5,214,633
Intercontinental Exchange, Inc.	32,760	2,467,811
Moody’s Corp.	10,281	1,439,751
Morgan Stanley	232,282	9,209,981
MSCI, Inc.	3,270	482,096
Nasdaq, Inc.	14,336	1,169,388
Northern Trust Corp.	22,297	1,863,806
S&P Global, Inc.	14,298	2,429,802
State Street Corp.	51,707	3,261,161
T. Rowe Price Group, Inc.	28,031	2,587,822
TD Ameritrade Holding Corp.	58,868	2,882,177

Total Capital Markets		58,901,294

Chemicals - 1.5%
Air Products & Chemicals, Inc.	28,405	4,546,220
Celanese Corp.	14,438	1,298,987
DowDuPont, Inc.	292,387	15,636,857
Ecolab, Inc.	14,515	2,138,785
International Flavors & Fragrances, Inc.	11,467	1,539,674
PPG Industries, Inc.	22,058	2,254,989
Sherwin-Williams Co. (The)	3,675	1,445,966

Total Chemicals		28,861,478

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,711	959,391
Republic Services, Inc.	31,180	2,247,766
Rollins, Inc.	5,308	191,619
Waste Management, Inc.	40,192	3,576,686

Total Commercial Services & Supplies		6,975,462

Communications Equipment - 1.4%
Cisco Systems, Inc.	570,901	24,737,141
Motorola Solutions, Inc.	14,429	1,659,912

Total Communications Equipment		26,397,053

Construction Materials - 0.0%
Vulcan Materials Co.	2,621	258,955

Consumer Finance - 0.7%
American Express Co.	56,991	5,432,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2018

Investments	Shares	Value
Capital One Financial Corp.	44,541	$3,366,854
Discover Financial Services	31,653	1,866,894
Synchrony Financial	117,488	2,756,269

Total Consumer Finance		13,422,399

Containers & Packaging - 0.2%
Ball Corp.	14,180	651,996
International Paper Co.	85,002	3,430,681

Total Containers & Packaging		4,082,677

Distributors - 0.1%
Genuine Parts Co.	14,738	1,415,143

Diversified Telecommunication Services - 5.9%
AT&T, Inc.	2,091,736	59,698,145
CenturyLink, Inc.	576,952	8,740,823
Verizon Communications, Inc.	766,389	43,086,390

Total Diversified Telecommunication Services		111,525,358

Electric Utilities - 3.5%
American Electric Power Co., Inc.	74,677	5,581,359
Avangrid, Inc.	48,504	2,429,565
Duke Energy Corp.	129,594	11,183,962
Edison International	52,946	3,005,744
Entergy Corp.	34,310	2,953,062
Evergy, Inc.	29,531	1,676,475
Eversource Energy	42,943	2,793,013
Exelon Corp.	128,049	5,775,010
FirstEnergy Corp.	76,799	2,883,803
NextEra Energy, Inc.	52,276	9,086,614
PPL Corp.	158,636	4,494,158
Southern Co. (The)	216,507	9,508,987
Xcel Energy, Inc.	67,969	3,348,833

Total Electric Utilities		64,720,585

Electrical Equipment - 0.4%
AMETEK, Inc.	7,682	520,071
Emerson Electric Co.	82,289	4,916,768
Rockwell Automation, Inc.	14,295	2,151,112

Total Electrical Equipment		7,587,951

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	16,152	1,308,635
CDW Corp.	4,316	349,812
Corning, Inc.	80,607	2,435,137

Total Electronic Equipment, Instruments & Components		4,093,584

Energy Equipment & Services - 0.1%
Halliburton Co.	97,187	2,583,230

Entertainment - 0.9%
Activision Blizzard, Inc.	27,787	1,294,040
Twenty-First Century Fox, Inc. Class A	37,834	1,820,572
Twenty-First Century Fox, Inc. Class B	29,697	1,418,923
Walt Disney Co. (The)	103,843	11,386,385

Total Entertainment		15,919,920

Equity Real Estate Investment Trusts (REITs) - 4.1%
Alexandria Real Estate Equities, Inc.	13,016	1,499,964
American Tower Corp.	37,710	5,965,345
AvalonBay Communities, Inc.	16,898	2,941,097
Boston Properties, Inc.	21,993	2,475,312
Crown Castle International Corp.	72,959	7,925,536
Digital Realty Trust, Inc.	33,417	3,560,581
Equinix, Inc.	8,793	3,100,060
Equity Residential	44,129	2,912,955
Essex Property Trust, Inc.	8,695	2,132,101
HCP, Inc.	111,558	3,115,815
Host Hotels & Resorts, Inc.	151,102	2,518,870
Prologis, Inc.	84,586	4,966,890
Public Storage	28,067	5,681,042
Realty Income Corp.	54,447	3,432,339
Simon Property Group, Inc.	57,060	9,585,509
Ventas, Inc.	72,462	4,245,549
Vornado Realty Trust	24,882	1,543,430
Welltower, Inc.	76,499	5,309,796
Weyerhaeuser Co.	182,543	3,990,390

Total Equity Real Estate Investment Trusts (REITs)		76,902,581

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	22,038	4,489,361
Kroger Co. (The)	52,938	1,455,795
Sysco Corp.	57,127	3,579,578
Walgreens Boots Alliance, Inc.	87,782	5,998,144
Walmart, Inc.	289,735	26,988,815

Total Food & Staples Retailing		42,511,693

Food Products - 2.0%
Archer-Daniels-Midland Co.	64,860	2,657,314
Conagra Brands, Inc.	66,898	1,428,941
General Mills, Inc.	126,200	4,914,228
Hershey Co. (The)	19,256	2,063,858
Hormel Foods Corp.	48,351	2,063,621
Kellogg Co.	58,196	3,317,754
Kraft Heinz Co. (The)	280,735	12,082,834
McCormick & Co., Inc. Non-Voting Shares	9,291	1,293,679
Mondelez International, Inc. Class A	156,155	6,250,885
Tyson Foods, Inc. Class A	34,698	1,852,873

Total Food Products		37,925,987

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	124,340	8,993,512
Baxter International, Inc.	27,697	1,823,017
Becton, Dickinson and Co.	14,544	3,277,054
Danaher Corp.	20,806	2,145,515
ResMed, Inc.	9,859	1,122,644
Stryker Corp.	19,654	3,080,765
Zimmer Biomet Holdings, Inc.	8,288	859,631

Total Health Care Equipment & Supplies		21,302,138

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	19,382	1,442,021
Anthem, Inc.	13,021	3,419,705
Cardinal Health, Inc.	41,624	1,856,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2018

Investments	Shares	Value
Cigna Corp.	364	$69,131
CVS Health Corp.	151,861	9,949,933
HCA Healthcare, Inc.	13,483	1,677,959
Humana, Inc.	4,410	1,263,377
McKesson Corp.	12,287	1,357,345
UnitedHealth Group, Inc.	57,872	14,417,073

Total Health Care Providers & Services		35,452,974

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	11,880	1,186,337
Hilton Worldwide Holdings, Inc.	13,313	955,873
Las Vegas Sands Corp.	182,880	9,518,904
Marriott International, Inc. Class A	22,803	2,475,494
McDonald’s Corp.	86,378	15,338,141
MGM Resorts International	49,224	1,194,174
Starbucks Corp.	122,524	7,890,546
Yum! Brands, Inc.	23,566	2,166,187

Total Hotels, Restaurants & Leisure		40,725,656

Household Durables - 0.0%
D.R. Horton, Inc.	24,503	849,274

Household Products - 2.4%
Church & Dwight Co., Inc.	14,069	925,178
Clorox Co. (The)	14,240	2,194,954
Colgate-Palmolive Co.	98,541	5,865,160
Kimberly-Clark Corp.	48,246	5,497,149
Procter & Gamble Co. (The)	325,483	29,918,397

Total Household Products		44,400,838

Industrial Conglomerates - 2.3%
3M Co.	70,802	13,490,613
General Electric Co.	2,513,779	19,029,307
Honeywell International, Inc.	79,183	10,461,658
Roper Technologies, Inc.	3,758	1,001,582

Total Industrial Conglomerates		43,983,160

Insurance - 2.5%
Aflac, Inc.	78,681	3,584,706
Allstate Corp. (The)	37,280	3,080,446
American International Group, Inc.	137,026	5,400,195
Arthur J. Gallagher & Co.	14,263	1,051,183
Cincinnati Financial Corp.	14,024	1,085,738
CNA Financial Corp.	34,644	1,529,533
Hartford Financial Services Group, Inc. (The)	50,117	2,227,701
Lincoln National Corp.	29,409	1,508,976
Loews Corp.	20	910
Marsh & McLennan Cos., Inc.	46,111	3,677,352
MetLife, Inc.	191,155	7,848,824
Principal Financial Group, Inc.	52,509	2,319,323
Progressive Corp. (The)	49,330	2,976,079
Prudential Financial, Inc.	74,170	6,048,563
Travelers Cos., Inc. (The)	30,477	3,649,621

Total Insurance		45,989,150

Internet & Direct Marketing Retail - 0.0%
Expedia Group, Inc.	6,836	770,075

IT Services - 2.7%
Automatic Data Processing, Inc.	46,279	6,068,103
Cognizant Technology Solutions Corp. Class A	32,805	2,082,461
DXC Technology Co.	13,721	729,546
Fidelity National Information Services, Inc.	18,937	1,941,989
International Business Machines Corp.	209,627	23,828,301
MasterCard, Inc. Class A	23,858	4,500,812
Paychex, Inc.	53,816	3,506,112
Total System Services, Inc.	6,317	513,509
Visa, Inc. Class A	58,413	7,707,011

Total IT Services		50,877,844

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	14,920	1,006,503
Thermo Fisher Scientific, Inc.	5,893	1,318,795

Total Life Sciences Tools & Services		2,325,298

Machinery - 1.6%
Caterpillar, Inc.	71,501	9,085,632
Cummins, Inc.	24,461	3,268,968
Deere & Co.	26,246	3,915,116
Dover Corp.	18,293	1,297,888
Fortive Corp.	7,199	487,084
Illinois Tool Works, Inc.	45,730	5,793,534
PACCAR, Inc.	37,404	2,137,265
Parker-Hannifin Corp.	12,282	1,831,737
Stanley Black & Decker, Inc.	14,986	1,794,424
Xylem, Inc.	4,141	276,288

Total Machinery		29,887,936

Media - 1.0%
CBS Corp. Class B Non-Voting Shares	22,588	987,547
Comcast Corp. Class A	420,202	14,307,878
Omnicom Group, Inc.	25,967	1,901,823
Sirius XM Holdings, Inc.(a)	155,215	886,278

Total Media		18,083,526

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	83,620	862,122
Newmont Mining Corp.	37,684	1,305,751
Nucor Corp.	41,228	2,136,023

Total Metals & Mining		4,303,896

Multi-Utilities - 1.7%
Ameren Corp.	31,881	2,079,598
CenterPoint Energy, Inc.	86,384	2,438,620
CMS Energy Corp.	34,664	1,721,067
Consolidated Edison, Inc.	49,515	3,785,917
Dominion Energy, Inc.	124,359	8,886,694
DTE Energy Co.	25,999	2,867,690
Public Service Enterprise Group, Inc.	74,998	3,903,646
Sempra Energy	37,200	4,024,668
WEC Energy Group, Inc.	43,642	3,022,645

Total Multi-Utilities		32,730,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2018

Investments	Shares	Value
Multiline Retail - 0.4%
Dollar General Corp.	13,754	$1,486,532
Target Corp.	81,076	5,358,313

Total Multiline Retail		6,844,845

Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	44,135	1,934,878
Apache Corp.	47,633	1,250,366
Chevron Corp.	325,342	35,393,956
ConocoPhillips	89,139	5,557,817
Devon Energy Corp.	31,875	718,462
EOG Resources, Inc.	24,266	2,116,238
Exxon Mobil Corp.	805,462	54,924,454
Hess Corp.	17,814	721,467
Kinder Morgan, Inc.	488,895	7,519,205
Marathon Oil Corp.	25,311	362,960
Marathon Petroleum Corp.	96,022	5,666,258
Occidental Petroleum Corp.	152,262	9,345,842
ONEOK, Inc.	105,413	5,687,031
Phillips 66	76,486	6,589,269
Pioneer Natural Resources Co.	3,151	414,420
Valero Energy Corp.	83,560	6,264,493
Williams Cos., Inc. (The)	296,443	6,536,568

Total Oil, Gas & Consumable Fuels		151,003,684

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	13,059	1,698,976

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	222,707	11,576,310
Eli Lilly & Co.	94,928	10,985,068
Johnson & Johnson	314,375	40,570,094
Merck & Co., Inc.	329,815	25,201,164
Pfizer, Inc.	789,609	34,466,433
Zoetis, Inc.	12,579	1,076,007

Total Pharmaceuticals		123,875,076

Road & Rail - 0.9%
CSX Corp.	52,325	3,250,952
Norfolk Southern Corp.	25,648	3,835,402
Union Pacific Corp.	73,666	10,182,851

Total Road & Rail		17,269,205

Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	37,773	3,242,057
Applied Materials, Inc.	93,494	3,060,994
Broadcom, Inc.	48,021	12,210,780
Intel Corp.	504,430	23,672,900
KLA-Tencor Corp.	21,890	1,958,936
Lam Research Corp.	19,202	2,614,736
Maxim Integrated Products, Inc.	45,849	2,331,422
Microchip Technology, Inc.(a)	23,205	1,668,904
NVIDIA Corp.	12,979	1,732,696
QUALCOMM, Inc.	221,441	12,602,207
Skyworks Solutions, Inc.	15,002	1,005,434
Texas Instruments, Inc.	139,241	13,158,274
Xilinx, Inc.	20,135	1,714,898

Total Semiconductors & Semiconductor Equipment		80,974,238

Software - 4.0%
Citrix Systems, Inc.	9,327	955,645
Intuit, Inc.	11,580	2,279,523
Microsoft Corp.	588,520	59,775,976
Oracle Corp.	265,366	11,981,275
Symantec Corp.	20,393	385,326

Total Software		75,377,745

Specialty Retail - 1.9%
Best Buy Co., Inc.	42,205	2,235,177
Home Depot, Inc. (The)	119,180	20,477,507
Lowe’s Cos., Inc.	74,780	6,906,681
Ross Stores, Inc.	18,829	1,566,573
TJX Cos., Inc. (The)	97,633	4,368,100

Total Specialty Retail		35,554,038

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	365,102	57,591,189
Hewlett Packard Enterprise Co.	193,089	2,550,706
HP, Inc.	210,306	4,302,861
NetApp, Inc.	31,839	1,899,833
Western Digital Corp.	55,224	2,041,631

Total Technology Hardware, Storage & Peripherals		68,386,220

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	70,279	5,210,485
VF Corp.	48,643	3,470,192

Total Textiles, Apparel & Luxury Goods		8,680,677

Tobacco - 2.6%
Altria Group, Inc.	490,814	24,241,303
Philip Morris International, Inc.	377,742	25,218,056

Total Tobacco		49,459,359

Trading Companies & Distributors - 0.2%
Fastenal Co.	37,697	1,971,176
W.W. Grainger, Inc.	3,361	949,012

Total Trading Companies & Distributors		2,920,188

Water Utilities - 0.1%
American Water Works Co., Inc.	16,563	1,503,424

TOTAL COMMON STOCKS (Cost: $1,715,309,030)		1,871,488,485

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $5,492,699)	60,893	5,152,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $830,598)(d)	830,598	$830,598

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,721,632,327)		1,877,471,849
Other Assets less Liabilities - 0.0%		122,559

NET ASSETS - 100.0%		$1,877,594,408

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,292,430 and the total market value of the collateral held by the Fund was $2,419,277. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,588,679.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.7%

United States - 98.7%

Aerospace & Defense - 1.1%
Arconic, Inc.	426,778	$7,195,477
BWX Technologies, Inc.	110,208	4,213,252
Curtiss-Wright Corp.	19,363	1,977,349
HEICO Corp.	2,072	160,538
HEICO Corp. Class A	13,015	819,945
Hexcel Corp.(a)	64,449	3,695,506
Huntington Ingalls Industries, Inc.	53,019	10,090,046
Spirit AeroSystems Holdings, Inc. Class A	49,785	3,589,001

Total Aerospace & Defense		31,741,114

Airlines - 0.4%
Alaska Air Group, Inc.	156,169	9,502,884
SkyWest, Inc.	42,649	1,896,601

Total Airlines		11,399,485

Auto Components - 1.4%
BorgWarner, Inc.	298,709	10,377,151
Gentex Corp.	400,859	8,101,360
Goodyear Tire & Rubber Co. (The)	519,382	10,600,587
Lear Corp.	105,305	12,937,772

Total Auto Components		42,016,870

Automobiles - 0.8%
Harley-Davidson, Inc.	497,610	16,978,453
Thor Industries, Inc.	112,556	5,852,912

Total Automobiles		22,831,365

Banks - 4.5%
Associated Banc-Corp.	165,257	3,270,436
BancorpSouth Bank	73,958	1,933,262
Bank of Hawaii Corp.	39,367	2,650,186
Bank OZK	152,749	3,487,260
BankUnited, Inc.	86,769	2,597,864
BOK Financial Corp.	51,654	3,787,788
Cathay General Bancorp	80,621	2,703,222
Chemical Financial Corp.	72,952	2,670,773
CIT Group, Inc.	79,330	3,035,959
Columbia Banking System, Inc.	61,663	2,237,750
Commerce Bancshares, Inc.	49,233	2,775,264
Community Bank System, Inc.	28,188	1,643,360
Cullen/Frost Bankers, Inc.	52,277	4,597,239
CVB Financial Corp.	90,416	1,829,116
East West Bancorp, Inc.	81,908	3,565,455
First Citizens BancShares, Inc. Class A	881	332,181
First Financial Bankshares, Inc.	16,336	942,424
First Hawaiian, Inc.	172,069	3,873,273
First Horizon National Corp.	352,861	4,643,651
FNB Corp.	473,469	4,658,935
Fulton Financial Corp.	163,674	2,533,674
Glacier Bancorp, Inc.	50,220	1,989,716
Hancock Whitney Corp.	76,753	2,659,491
Home BancShares, Inc.	157,746	2,577,570
Iberiabank Corp.	39,003	2,507,113
Investors Bancorp, Inc.	343,439	3,571,766
MB Financial, Inc.	58,603	2,322,437
PacWest Bancorp	268,539	8,936,978
People’s United Financial, Inc.	514,208	7,420,021
Pinnacle Financial Partners, Inc.	33,198	1,530,428
Popular, Inc.	46,814	2,210,557
Prosperity Bancshares, Inc.	54,204	3,376,909
Signature Bank	31,187	3,206,335
Sterling Bancorp	126,319	2,085,527
Synovus Financial Corp.	112,199	3,589,246
TCF Financial Corp.	134,424	2,619,924
UMB Financial Corp.	28,686	1,748,985
Umpqua Holdings Corp.	321,132	5,105,999
United Bankshares, Inc.	137,768	4,285,963
Valley National Bancorp	464,753	4,127,007
Webster Financial Corp.	62,637	3,087,378
Wintrust Financial Corp.	15,729	1,045,821
Zions Bancorp NA	155,057	6,317,022

Total Banks		136,091,265

Building Products - 1.5%
A.O. Smith Corp.	224,421	9,582,777
Armstrong World Industries, Inc.	39,102	2,276,127
Fortune Brands Home & Security, Inc.	206,715	7,853,103
Lennox International, Inc.	33,949	7,430,078
Masco Corp.	358,241	10,474,967
Owens Corning	157,307	6,918,362

Total Building Products		44,535,414

Capital Markets - 1.5%
Affiliated Managers Group, Inc.	21,654	2,109,966
BGC Partners, Inc. Class A	1,111,690	5,747,437
CBOE Global Markets, Inc.	39,698	3,883,655
Eaton Vance Corp.	138,540	4,873,837
Evercore, Inc. Class A	32,020	2,291,351
FactSet Research Systems, Inc.	12,007	2,402,961
Interactive Brokers Group, Inc. Class A	16,164	883,363
KKR & Co., Inc. Class A	373,965	7,340,933
LPL Financial Holdings, Inc.	47,799	2,919,563
MarketAxess Holdings, Inc.	7,977	1,685,620
Morningstar, Inc.	12,432	1,365,531
Raymond James Financial, Inc.	75,371	5,608,356
SEI Investments Co.	55,450	2,561,790
Stifel Financial Corp.	26,212	1,085,701

Total Capital Markets		44,760,064

Chemicals - 4.8%
Albemarle Corp.	120,748	9,306,048
Ashland Global Holdings, Inc.	59,706	4,236,738
CF Industries Holdings, Inc.	486,350	21,161,089
Chemours Co. (The)	441,781	12,467,060
Eastman Chemical Co.	313,459	22,916,987
FMC Corp.	72,643	5,372,676
Huntsman Corp.	615,409	11,871,240
NewMarket Corp.	13,088	5,393,434
Olin Corp.	486,691	9,787,356
RPM International, Inc.	230,498	13,548,672
Scotts Miracle-Gro Co. (The)	138,471	8,510,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
Valvoline, Inc.	299,584	$5,796,950
W.R. Grace & Co.	77,184	5,010,013
Westlake Chemical Corp.	144,086	9,534,171

Total Chemicals		144,912,862

Commercial Services & Supplies - 1.1%
ADT, Inc.	1,098,392	6,601,336
Brink’s Co. (The)	34,052	2,201,462
Healthcare Services Group, Inc.	96,609	3,881,749
KAR Auction Services, Inc.	270,544	12,910,360
MSA Safety, Inc.	49,044	4,623,378
Tetra Tech, Inc.	30,611	1,584,731

Total Commercial Services & Supplies		31,803,016

Communications Equipment - 0.7%
Juniper Networks, Inc.	644,028	17,330,793
Ubiquiti Networks, Inc.(a)	45,602	4,533,295

Total Communications Equipment		21,864,088

Construction & Engineering - 0.5%
EMCOR Group, Inc.	9,072	541,508
Fluor Corp.	261,452	8,418,754
Jacobs Engineering Group, Inc.	104,371	6,101,529

Total Construction & Engineering		15,061,791

Construction Materials - 0.3%
Eagle Materials, Inc.	25,381	1,549,002
Martin Marietta Materials, Inc.	49,116	8,441,567

Total Construction Materials		9,990,569

Consumer Finance - 0.5%
Ally Financial, Inc.	313,890	7,112,747
FirstCash, Inc.	14,333	1,036,993
Santander Consumer USA Holdings, Inc.	454,424	7,993,318

Total Consumer Finance		16,143,058

Containers & Packaging - 3.3%
AptarGroup, Inc.	69,786	6,564,769
Avery Dennison Corp.	141,513	12,712,113
Bemis Co., Inc.	156,063	7,163,292
Graphic Packaging Holding Co.	622,625	6,624,730
Packaging Corp. of America	229,042	19,115,845
Sealed Air Corp.	217,243	7,568,746
Sonoco Products Co.	210,291	11,172,761
WestRock Co.	757,731	28,611,922

Total Containers & Packaging		99,534,178

Distributors - 0.2%
Pool Corp.	35,326	5,251,210

Diversified Consumer Services - 0.7%
H&R Block, Inc.	494,416	12,543,334
Service Corp. International	218,458	8,795,119

Total Diversified Consumer Services		21,338,453

Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	459,200	7,636,496
Jefferies Financial Group, Inc.	269,521	4,678,884
Voya Financial, Inc.	3,428	137,600

Total Diversified Financial Services		12,452,980

Electric Utilities - 3.5%
ALLETE, Inc.	101,819	7,760,644
Alliant Energy Corp.	491,312	20,757,932
Hawaiian Electric Industries, Inc.	272,757	9,988,361
IDACORP, Inc.	92,576	8,615,123
OGE Energy Corp.	562,539	22,045,903
Pinnacle West Capital Corp.	259,260	22,088,952
PNM Resources, Inc.	122,205	5,021,404
Portland General Electric Co.	185,307	8,496,326

Total Electric Utilities		104,774,645

Electrical Equipment - 0.9%
Acuity Brands, Inc.	14,145	1,625,968
EnerSys	26,505	2,057,053
GrafTech International Ltd.	587,607	6,722,224
Hubbell, Inc.	129,716	12,885,987
Regal Beloit Corp.	39,496	2,766,695

Total Electrical Equipment		26,057,927

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	138,906	5,014,506
Cognex Corp.	66,267	2,562,545
Dolby Laboratories, Inc. Class A	47,551	2,940,554
FLIR Systems, Inc.	136,882	5,959,842
Jabil, Inc.	176,877	4,384,781
Littelfuse, Inc.	18,456	3,164,835
National Instruments Corp.	199,603	9,057,984
SYNNEX Corp.	68,083	5,503,830

Total Electronic Equipment, Instruments & Components		38,588,877

Energy Equipment & Services - 1.7%
Baker Hughes a GE Co.	1,250,079	26,876,698
Helmerich & Payne, Inc.	350,104	16,783,986
National Oilwell Varco, Inc.	214,589	5,514,937
Patterson-UTI Energy, Inc.	228,853	2,368,629

Total Energy Equipment & Services		51,544,250

Entertainment - 0.9%
Cinemark Holdings, Inc.	262,421	9,394,672
Viacom, Inc. Class B	686,794	17,650,606
World Wrestling Entertainment, Inc. Class A	18,481	1,380,900

Total Entertainment		28,426,178

Equity Real Estate Investment Trusts (REITs) - 14.8%
American Campus Communities, Inc.	132,605	5,488,521
American Homes 4 Rent Class A	88,336	1,753,470
Americold Realty Trust	115,437	2,948,261
Apartment Investment & Management Co. Class A	148,036	6,495,820
Apple Hospitality REIT, Inc.	533,869	7,612,972
Brixmor Property Group, Inc.	609,889	8,959,269
Camden Property Trust	82,738	7,285,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
Colony Capital, Inc.	471,099	$2,204,743
CoreSite Realty Corp.	44,015	3,839,428
Cousins Properties, Inc.	408,052	3,223,611
CubeSmart	197,975	5,679,903
CyrusOne, Inc.	93,984	4,969,874
Douglas Emmett, Inc.	134,395	4,586,901
Duke Realty Corp.	286,595	7,422,810
EastGroup Properties, Inc.	29,504	2,706,402
EPR Properties	122,067	7,815,950
Equity LifeStyle Properties, Inc.	57,494	5,584,392
Extra Space Storage, Inc.	134,878	12,203,761
Federal Realty Investment Trust	41,607	4,911,290
First Industrial Realty Trust, Inc.	85,372	2,463,836
Gaming and Leisure Properties, Inc.	486,031	15,703,662
Healthcare Realty Trust, Inc.	148,474	4,222,601
Healthcare Trust of America, Inc. Class A	274,956	6,959,136
Highwoods Properties, Inc.	136,140	5,267,257
Hospitality Properties Trust	393,140	9,388,183
Hudson Pacific Properties, Inc.	156,467	4,546,931
Invitation Homes, Inc.	306,124	6,146,970
Iron Mountain, Inc.	576,478	18,683,652
JBG SMITH Properties	93,959	3,270,713
Kilroy Realty Corp.	78,118	4,912,060
Kimco Realty Corp.	854,734	12,521,853
Lamar Advertising Co. Class A	123,833	8,566,767
Liberty Property Trust	147,720	6,186,514
Life Storage, Inc.	60,831	5,656,675
Macerich Co. (The)	259,414	11,227,438
Medical Properties Trust, Inc.	712,552	11,457,836
Mid-America Apartment Communities, Inc.	106,383	10,180,853
National Health Investors, Inc.	62,325	4,708,031
National Retail Properties, Inc.	207,689	10,074,993
Omega Healthcare Investors, Inc.	431,388	15,163,288
Paramount Group, Inc.	234,307	2,942,896
Park Hotels & Resorts, Inc.	347,951	9,039,767
Physicians Realty Trust	281,505	4,512,525
PS Business Parks, Inc.	22,954	3,006,974
Rayonier, Inc.	133,709	3,702,402
Regency Centers Corp.	176,002	10,327,797
Rexford Industrial Realty, Inc.	48,477	1,428,617
RLJ Lodging Trust	369,717	6,063,359
Ryman Hospitality Properties, Inc.	66,682	4,447,023
Sabra Health Care REIT, Inc.	464,868	7,661,025
Senior Housing Properties Trust	828,606	9,711,262
SL Green Realty Corp.	96,918	7,664,275
Spirit Realty Capital, Inc.	116,232	4,097,178
STORE Capital Corp.	282,906	8,009,069
Sun Communities, Inc.	68,066	6,922,993
Sunstone Hotel Investors, Inc.	95,297	1,239,814
Taubman Centers, Inc.	91,940	4,182,351
UDR, Inc.	255,954	10,140,897
Uniti Group, Inc.	704,794	10,973,643
VEREIT, Inc.	1,883,999	13,470,593
VICI Properties, Inc.	637,094	11,964,625
W.P. Carey, Inc.	268,252	17,527,586
Weingarten Realty Investors	209,568	5,199,382

Total Equity Real Estate Investment Trusts (REITs)		447,237,761

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.	22,581	2,893,529

Food Products - 2.9%
Campbell Soup Co.	766,623	25,290,893
Flowers Foods, Inc.	545,273	10,071,192
Ingredion, Inc.	131,002	11,973,583
J.M. Smucker Co. (The)	269,639	25,208,550
Lamb Weston Holdings, Inc.	117,841	8,668,384
Lancaster Colony Corp.	35,651	6,305,236

Total Food Products		87,517,838

Gas Utilities - 2.3%
Atmos Energy Corp.	183,055	16,972,860
National Fuel Gas Co.	182,273	9,328,732
New Jersey Resources Corp.	170,850	7,802,719
ONE Gas, Inc.	89,830	7,150,468
Southwest Gas Holdings, Inc.	94,369	7,219,229
Spire, Inc.	111,085	8,229,177
UGI Corp.	257,952	13,761,739

Total Gas Utilities		70,464,924

Health Care Equipment & Supplies - 0.4%
Cantel Medical Corp.	5,897	439,032
Dentsply Sirona, Inc.	154,937	5,765,206
Hill-Rom Holdings, Inc.	43,813	3,879,641
West Pharmaceutical Services, Inc.	30,167	2,957,271

Total Health Care Equipment & Supplies		13,041,150

Health Care Providers & Services - 1.0%
Chemed Corp.	5,474	1,550,675
Encompass Health Corp.	129,447	7,986,880
Quest Diagnostics, Inc.	236,750	19,714,172
Universal Health Services, Inc. Class B	17,742	2,068,008

Total Health Care Providers & Services		31,319,735

Hotels, Restaurants & Leisure - 4.2%
Aramark	237,551	6,881,852
Choice Hotels International, Inc.	46,837	3,352,592
Churchill Downs, Inc.	7,490	1,827,111
Cracker Barrel Old Country Store, Inc.	49,365	7,891,489
Domino’s Pizza, Inc.	29,844	7,401,014
Dunkin’ Brands Group, Inc.	130,200	8,348,424
Hyatt Hotels Corp. Class A	29,197	1,973,717
Marriott Vacations Worldwide Corp.	76,854	5,418,976
Six Flags Entertainment Corp.	334,839	18,627,094
Texas Roadhouse, Inc.	87,368	5,215,870
Vail Resorts, Inc.	74,487	15,703,349
Wendy’s Co. (The)	336,405	5,251,282
Wyndham Destinations, Inc.	304,028	10,896,363
Wyndham Hotels & Resorts, Inc.	148,662	6,744,795
Wynn Resorts Ltd.	219,447	21,705,503

Total Hotels, Restaurants & Leisure		127,239,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
Household Durables - 2.4%
Leggett & Platt, Inc.	398,357	$14,277,115
Newell Brands, Inc.	1,398,401	25,996,274
PulteGroup, Inc.	282,521	7,342,721
Toll Brothers, Inc.	148,788	4,899,589
Whirlpool Corp.	187,238	20,010,125

Total Household Durables		72,525,824

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	1,658,509	23,982,040
NRG Energy, Inc.	94,623	3,747,071

Total Independent Power & Renewable Electricity Producers		27,729,111

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	71,707	7,207,988

Insurance - 2.2%
American Equity Investment Life Holding Co.	20,626	576,290
American Financial Group, Inc.	41,698	3,774,920
American National Insurance Co.	18,153	2,309,788
Assurant, Inc.	46,346	4,145,186
Brown & Brown, Inc.	94,334	2,599,845
CNO Financial Group, Inc.	130,760	1,945,709
Erie Indemnity Co. Class A	37,042	4,938,069
Fidelity National Financial, Inc.	298,692	9,390,877
First American Financial Corp.	119,924	5,353,407
Hanover Insurance Group, Inc. (The)	23,166	2,705,094
Kemper Corp.	24,370	1,617,681
Mercury General Corp.	71,850	3,715,364
National General Holdings Corp.	12,410	300,446
Old Republic International Corp.	311,747	6,412,636
Primerica, Inc.	9,918	969,088
Reinsurance Group of America, Inc.	28,206	3,955,327
RLI Corp.	10,953	755,647
Selective Insurance Group, Inc.	20,213	1,231,780
Torchmark Corp.	15,647	1,166,171
Unum Group	225,329	6,620,166
W.R. Berkley Corp.	28,090	2,076,132

Total Insurance		66,559,623

IT Services - 2.9%
Alliance Data Systems Corp.	51,388	7,712,311
Booz Allen Hamilton Holding Corp.	177,766	8,011,914
Broadridge Financial Solutions, Inc.	166,905	16,064,606
Jack Henry & Associates, Inc.	63,580	8,044,142
Leidos Holdings, Inc.	226,168	11,923,577
MAXIMUS, Inc.	65,592	4,269,383
Perspecta, Inc.	114,244	1,967,282
Sabre Corp.	416,471	9,012,432
Western Union Co. (The)	1,269,901	21,664,511

Total IT Services		88,670,158

Leisure Products - 1.3%
Brunswick Corp.	114,415	5,314,577
Hasbro, Inc.	270,944	22,014,200
Polaris Industries, Inc.	134,992	10,351,186

Total Leisure Products		37,679,963

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	25,862	3,742,749
Bruker Corp.	53,672	1,597,815
PerkinElmer, Inc.	32,191	2,528,603

Total Life Sciences Tools & Services		7,869,167

Machinery - 3.6%
AGCO Corp.	62,738	3,492,624
Allison Transmission Holdings, Inc.	141,033	6,192,759
Barnes Group, Inc.	45,277	2,427,753
Crane Co.	79,456	5,735,134
Donaldson Co., Inc.	136,814	5,936,359
Flowserve Corp.	138,086	5,250,030
Graco, Inc.	138,410	5,792,458
IDEX Corp.	66,024	8,336,190
ITT, Inc.	60,452	2,918,018
Kennametal, Inc.	140,377	4,671,747
Lincoln Electric Holdings, Inc.	110,507	8,713,477
Nordson Corp.	49,970	5,963,919
Oshkosh Corp.	87,945	5,391,908
Snap-on, Inc.	104,768	15,221,743
Timken Co. (The)	169,602	6,329,547
Toro Co. (The)	101,287	5,659,918
Trinity Industries, Inc.	269,431	5,547,584
Wabtec Corp.(a)	39,512	2,775,718
Woodward, Inc.	28,810	2,140,295

Total Machinery		108,497,181

Media - 1.4%
Cable One, Inc.	4,573	3,750,317
Interpublic Group of Cos., Inc. (The)	1,004,293	20,718,565
New York Times Co. (The) Class A	69,216	1,542,825
News Corp. Class A	475,064	5,391,976
Nexstar Media Group, Inc. Class A	55,341	4,352,016
Tribune Media Co. Class A	159,833	7,253,222

Total Media		43,008,921

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	137,745	9,803,312
Royal Gold, Inc.	63,343	5,425,328
Steel Dynamics, Inc.	382,983	11,504,809
United States Steel Corp.	131,405	2,396,827

Total Metals & Mining		29,130,276

Multi-Utilities - 1.9%
Avista Corp.	86,325	3,667,086
Black Hills Corp.	120,989	7,595,689
MDU Resources Group, Inc.	386,571	9,215,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
NiSource, Inc.	740,629	$18,774,945
NorthWestern Corp.	111,527	6,629,165
Vectren Corp.	169,352	12,189,957

Total Multi-Utilities		58,072,695

Multiline Retail - 2.7%
Kohl’s Corp.(a)	483,531	32,077,447
Macy’s, Inc.	1,100,657	32,777,565
Nordstrom, Inc.	364,399	16,984,637

Total Multiline Retail		81,839,649

Oil, Gas & Consumable Fuels - 5.0%
Cabot Oil & Gas Corp.	376,938	8,424,564
Cimarex Energy Co.	74,607	4,599,521
CVR Energy, Inc.	608,864	20,993,631
Delek U.S. Holdings, Inc.	160,927	5,231,737
Diamondback Energy, Inc.	39,618	3,672,589
EQT Corp.	129,581	2,447,785
HollyFrontier Corp.	320,338	16,375,679
Murphy Oil Corp.	404,277	9,456,039
Noble Energy, Inc.	705,425	13,233,773
PBF Energy, Inc. Class A	313,225	10,233,061
Peabody Energy Corp.	137,415	4,188,409
Range Resources Corp.	148,295	1,419,183
Targa Resources Corp.	1,397,109	50,323,866

Total Oil, Gas & Consumable Fuels		150,599,837

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	249,176	5,536,691

Personal Products - 1.0%
Coty, Inc. Class A	3,701,590	24,282,430
Nu Skin Enterprises, Inc. Class A	86,068	5,278,551

Total Personal Products		29,560,981

Professional Services - 1.4%
Dun & Bradstreet Corp. (The)	44,078	6,291,694
Equifax, Inc.	138,625	12,910,146
Insperity, Inc.	23,280	2,173,421
ManpowerGroup, Inc.	133,813	8,671,082
Robert Half International, Inc.	168,538	9,640,374
TransUnion	63,848	3,626,566

Total Professional Services		43,313,283

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	7,366	932,536

Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	81,291	7,563,315
Kansas City Southern	102,511	9,784,675
Knight-Swift Transportation Holdings, Inc.	120,229	3,014,141
Landstar System, Inc.	19,875	1,901,441
Old Dominion Freight Line, Inc.	24,266	2,996,608
Ryder System, Inc.	171,390	8,252,429

Total Road & Rail		33,512,609

Semiconductors & Semiconductor Equipment - 1.1%
Cabot Microelectronics Corp.	33,201	3,165,715
Cypress Semiconductor Corp.	916,884	11,662,765
Entegris, Inc.	73,588	2,052,737
MKS Instruments, Inc.	48,353	3,124,087
Monolithic Power Systems, Inc.	31,476	3,659,085
Teradyne, Inc.	145,497	4,565,696
Universal Display Corp.(a)	9,770	914,179
Versum Materials, Inc.	88,212	2,445,237

Total Semiconductors & Semiconductor Equipment		31,589,501

Software - 0.8%
Blackbaud, Inc.	28,346	1,782,963
CDK Global, Inc.	117,047	5,604,210
j2 Global, Inc.	89,165	6,186,268
LogMeIn, Inc.	53,110	4,332,183
Pegasystems, Inc.	14,260	682,056
SS&C Technologies Holdings, Inc.	124,971	5,637,442

Total Software		24,225,122

Specialty Retail - 4.3%
Aaron’s, Inc.	14,398	605,436
American Eagle Outfitters, Inc.	383,405	7,411,219
Foot Locker, Inc.	190,951	10,158,593
Gap, Inc. (The)	998,316	25,716,620
L Brands, Inc.	1,535,242	39,409,662
Penske Automotive Group, Inc.	230,000	9,273,600
Tiffany & Co.	232,397	18,710,282
Tractor Supply Co.	126,338	10,541,643
Williams-Sonoma, Inc.(a)	159,746	8,059,186

Total Specialty Retail		129,886,241

Technology Hardware, Storage & Peripherals - 0.4%
Xerox Corp.	629,361	12,436,173

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.	71,957	5,873,130
Columbia Sportswear Co.	60,319	5,072,225
Hanesbrands, Inc.	1,141,418	14,301,968
PVH Corp.	9,231	858,022
Ralph Lauren Corp.	95,677	9,898,742
Tapestry, Inc.	809,384	27,316,710
Wolverine World Wide, Inc.	60,325	1,923,764

Total Textiles, Apparel & Luxury Goods		65,244,561

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	1,083,300	10,193,853
Radian Group, Inc.	5,596	91,551
TFS Financial Corp.	485,333	7,828,421

Total Thrifts & Mortgage Finance		18,113,825

Trading Companies & Distributors - 1.0%
Air Lease Corp.	121,108	3,658,673
GATX Corp.	61,683	4,367,773
MSC Industrial Direct Co., Inc. Class A	104,166	8,012,449
Watsco, Inc.	101,639	14,142,050

Total Trading Companies & Distributors		30,180,945

Transportation Infrastructure - 0.6%
Macquarie Infrastructure Corp.	528,497	19,321,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2018

Investments	Shares	Value
Water Utilities - 0.3%
Aqua America, Inc.	281,822	$9,635,494

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	136,436	4,439,627

TOTAL COMMON STOCKS (Cost: $2,979,856,123)		2,978,153,859

EXCHANGE-TRADED FUND - 0.5%

United States - 0.5%
WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $14,932,229)	168,870	14,261,072

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $6,001,732)(d)	6,001,732	6,001,732

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $3,000,790,084)		2,998,416,663
Other Assets less Liabilities - 0.6%		18,600,236

NET ASSETS - 100.0%		$3,017,016,899

(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,058,513 and the total market value of the collateral held by the Fund was $13,418,439. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,416,707.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc.*	31,100	$1,095,653
Axon Enterprise, Inc.*	6,428	281,225
BWX Technologies, Inc.	51,230	1,958,523
Curtiss-Wright Corp.	23,875	2,438,115
Esterline Technologies Corp.*	8,294	1,007,306
Hexcel Corp.	41,513	2,380,355
Mercury Systems, Inc.*	5,705	269,790
Moog, Inc. Class A	15,478	1,199,235

Total Aerospace & Defense		10,630,202

Airlines - 0.5%
Allegiant Travel Co.	9,437	945,776
JetBlue Airways Corp.*	63,634	1,021,962
SkyWest, Inc.	50,301	2,236,886
Spirit Airlines, Inc.*	17,297	1,001,842

Total Airlines		5,206,466

Auto Components - 1.6%
Dorman Products, Inc.*	13,228	1,190,784
Fox Factory Holding Corp.*	9,546	561,973
Gentex Corp.	185,494	3,748,834
Goodyear Tire & Rubber Co. (The)	342,068	6,981,608
Visteon Corp.*	56,381	3,398,647

Total Auto Components		15,881,846

Automobiles - 0.9%
Harley-Davidson, Inc.	151,344	5,163,857
Thor Industries, Inc.	76,336	3,969,472

Total Automobiles		9,133,329

Banks - 9.5%
Associated Banc-Corp.	85,563	1,693,292
BancorpSouth Bank	45,649	1,193,265
Bank of Hawaii Corp.	17,983	1,210,616
Bank OZK	108,366	2,473,996
BankUnited, Inc.	66,386	1,987,597
BOK Financial Corp.	32,232	2,363,573
Cathay General Bancorp	43,970	1,474,314
CenterState Bank Corp.	35,129	739,114
Chemical Financial Corp.	39,719	1,454,113
CIT Group, Inc.	70,144	2,684,411
Columbia Banking System, Inc.	25,228	915,524
Commerce Bancshares, Inc.	41,130	2,318,498
Community Bank System, Inc.	16,148	941,428
Cullen/Frost Bankers, Inc.	27,511	2,419,317
CVB Financial Corp.	40,571	820,751
East West Bancorp, Inc.	87,648	3,815,317
First Citizens BancShares, Inc. Class A	6,172	2,327,153
First Financial Bancorp	31,879	756,170
First Financial Bankshares, Inc.	14,281	823,871
First Hawaiian, Inc.	67,890	1,528,204
First Horizon National Corp.	216,930	2,854,799
First Interstate BancSystem, Inc. Class A	24,761	905,262
First Midwest Bancorp, Inc.	42,193	835,843
FNB Corp.	198,961	1,957,776
Fulton Financial Corp.	76,924	1,190,783
Glacier Bancorp, Inc.	23,763	941,490
Great Western Bancorp, Inc.	31,085	971,406
Hancock Whitney Corp.	48,179	1,669,402
Home BancShares, Inc.	102,688	1,677,922
Iberiabank Corp.	25,076	1,611,885
Independent Bank Corp.	9,543	670,968
International Bancshares Corp.	34,552	1,188,589
Investors Bancorp, Inc.	115,725	1,203,540
MB Financial, Inc.	28,157	1,115,862
Old National Bancorp	60,714	934,996
PacWest Bancorp	77,464	2,578,002
People’s United Financial, Inc.	164,601	2,375,192
Pinnacle Financial Partners, Inc.	40,351	1,860,181
Popular, Inc.	55,174	2,605,316
Prosperity Bancshares, Inc.	29,483	1,836,791
Renasant Corp.	25,531	770,526
Signature Bank	25,198	2,590,606
Simmons First National Corp. Class A	45,383	1,095,092
South State Corp.	15,172	909,561
Sterling Bancorp	116,048	1,915,952
Synovus Financial Corp.	70,620	2,259,134
TCF Financial Corp.	80,548	1,569,880
Texas Capital Bancshares, Inc.*	32,456	1,658,177
Trustmark Corp.	30,256	860,178
UMB Financial Corp.	21,579	1,315,672
Umpqua Holdings Corp.	101,912	1,620,401
Union Bankshares Corp.	25,159	710,239
United Bankshares, Inc.	46,736	1,453,957
Valley National Bancorp	141,045	1,252,480
Webster Financial Corp.	37,544	1,850,544
WesBanco, Inc.	19,666	721,546
Western Alliance Bancorp*	62,714	2,476,576
Wintrust Financial Corp.	28,178	1,873,555

Total Banks		91,830,605

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*	2,497	601,377
National Beverage Corp.	17,454	1,252,674

Total Beverages		1,854,051

Biotechnology - 1.2%
Emergent BioSolutions, Inc.*	14,501	859,619
Exelixis, Inc.*	155,280	3,054,358
Genomic Health, Inc.*	2,288	147,370
Halozyme Therapeutics, Inc.*	26,275	384,403
Ligand Pharmaceuticals, Inc.*	13,652	1,852,576
Myriad Genetics, Inc.*	5,531	160,786
Repligen Corp.*	1,973	104,056
United Therapeutics Corp.*	50,495	5,498,906

Total Biotechnology		12,062,074

Building Products - 1.4%
Armstrong World Industries, Inc.	22,357	1,301,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Fortune Brands Home & Security, Inc.	95,003	$3,609,164
Owens Corning	93,149	4,096,693
Simpson Manufacturing Co., Inc.	21,989	1,190,265
Trex Co., Inc.*	19,052	1,130,927
USG Corp.	47,578	2,029,677

Total Building Products		13,358,127

Capital Markets - 2.1%
Affiliated Managers Group, Inc.	32,313	3,148,579
BGC Partners, Inc. Class A	227,418	1,175,751
Eaton Vance Corp.	69,471	2,443,990
Evercore, Inc. Class A	27,348	1,957,023
Federated Investors, Inc. Class B	50,845	1,349,935
Houlihan Lokey, Inc.	24,706	909,181
Legg Mason, Inc.	49,686	1,267,490
LPL Financial Holdings, Inc.	37,807	2,309,251
Moelis & Co. Class A	42,131	1,448,464
Morningstar, Inc.	8,880	975,379
Stifel Financial Corp.	45,042	1,865,639
Virtu Financial, Inc. Class A	71,667	1,846,142

Total Capital Markets		20,696,824

Chemicals - 3.6%
Ashland Global Holdings, Inc.	10,857	770,413
Balchem Corp.	13,674	1,071,358
Cabot Corp.	28,074	1,205,498
Chemours Co. (The)	342,708	9,671,220
H.B. Fuller Co.	19,165	817,770
Huntsman Corp.	423,380	8,167,000
Ingevity Corp.*	15,484	1,295,856
NewMarket Corp.	4,540	1,870,889
Olin Corp.	115,663	2,325,983
PolyOne Corp.	49,720	1,421,992
Quaker Chemical Corp.	2,914	517,847
Scotts Miracle-Gro Co. (The)	21,740	1,336,140
Sensient Technologies Corp.	22,843	1,275,781
Valvoline, Inc.	112,389	2,174,727
W.R. Grace & Co.	17,030	1,105,417

Total Chemicals		35,027,891

Commercial Services & Supplies - 1.2%
Advanced Disposal Services, Inc.*	3,045	72,897
Brady Corp. Class A	25,076	1,089,803
Clean Harbors, Inc.*	6,325	312,139
Covanta Holding Corp.	38,842	521,260
Deluxe Corp.	52,238	2,008,029
Healthcare Services Group, Inc.	16,464	661,524
KAR Auction Services, Inc.	61,178	2,919,414
MSA Safety, Inc.	12,997	1,225,227
Stericycle, Inc.*	19,054	699,091
Tetra Tech, Inc.	20,617	1,067,342
UniFirst Corp.	9,072	1,297,931

Total Commercial Services & Supplies		11,874,657

Communications Equipment - 0.6%
Ciena Corp.*	27,081	918,317
CommScope Holding Co., Inc.*	102,435	1,678,909
EchoStar Corp. Class A*	18,758	688,794
InterDigital, Inc.	17,655	1,172,822
Lumentum Holdings, Inc.*	32,846	1,379,860

Total Communications Equipment		5,838,702

Construction & Engineering - 1.5%
AECOM*	28,285	749,553
EMCOR Group, Inc.	38,103	2,274,368
Fluor Corp.	73,113	2,354,239
Granite Construction, Inc.	14,090	567,545
KBR, Inc.	148,686	2,257,053
MasTec, Inc.*	60,429	2,451,000
Quanta Services, Inc.	86,143	2,592,904
Valmont Industries, Inc.	9,637	1,069,225

Total Construction & Engineering		14,315,887

Construction Materials - 0.2%
Eagle Materials, Inc.	35,549	2,169,555

Consumer Finance - 1.9%
Credit Acceptance Corp.*	7,858	2,999,870
FirstCash, Inc.	11,228	812,346
Green Dot Corp. Class A*	8,238	655,086
Navient Corp.	279,485	2,462,263
Nelnet, Inc. Class A	31,658	1,656,980
OneMain Holdings, Inc.*	93,518	2,271,552
Santander Consumer USA Holdings, Inc.	288,703	5,078,286
SLM Corp.*	262,957	2,185,172

Total Consumer Finance		18,121,555

Containers & Packaging - 2.3%
AptarGroup, Inc.	19,138	1,800,312
Bemis Co., Inc.	36,189	1,661,075
Berry Global Group, Inc.*	73,966	3,515,604
Crown Holdings, Inc.*	91,752	3,814,131
Graphic Packaging Holding Co.	156,485	1,665,000
Greif, Inc. Class A	35,529	1,318,481
Owens-Illinois, Inc.*	67,708	1,167,286
Sealed Air Corp.	79,524	2,770,616
Silgan Holdings, Inc.	78,262	1,848,549
Sonoco Products Co.	45,586	2,421,984

Total Containers & Packaging		21,983,038

Distributors - 0.2%
Pool Corp.	14,014	2,083,181

Diversified Consumer Services - 2.0%
Adtalem Global Education, Inc.*	24,783	1,172,732
Bright Horizons Family Solutions, Inc.*	11,104	1,237,541
Graham Holdings Co. Class B	3,658	2,343,242
Grand Canyon Education, Inc.*	17,635	1,695,429
H&R Block, Inc.	247,598	6,281,561
Laureate Education, Inc. Class A*	186,944	2,849,026
ServiceMaster Global Holdings, Inc.*	55,814	2,050,606
Weight Watchers International, Inc.*	36,327	1,400,406

Total Diversified Consumer Services		19,030,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Diversified Financial Services - 0.6%
Jefferies Financial Group, Inc.	165,986	$2,881,517
Voya Financial, Inc.	61,826	2,481,696

Total Diversified Financial Services		5,363,213

Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings, Inc.	4,906	221,800
Vonage Holdings Corp.*	57,589	502,752
Zayo Group Holdings, Inc.*	33,477	764,615

Total Diversified Telecommunication Services		1,489,167

Electric Utilities - 1.3%
ALLETE, Inc.	15,585	1,187,889
El Paso Electric Co.	17,142	859,328
Hawaiian Electric Industries, Inc.	44,247	1,620,325
IDACORP, Inc.	21,297	1,981,899
MGE Energy, Inc.	11,036	661,719
OGE Energy Corp.	91,942	3,603,207
PNM Resources, Inc.	23,938	983,612
Portland General Electric Co.	39,194	1,797,045

Total Electric Utilities		12,695,024

Electrical Equipment - 1.8%
Acuity Brands, Inc.	23,655	2,719,142
EnerSys	23,985	1,861,476
Generac Holdings, Inc.*	33,650	1,672,405
GrafTech International Ltd.	512,904	5,867,622
Hubbell, Inc.	29,724	2,952,782
Regal Beloit Corp.	27,488	1,925,534

Total Electrical Equipment		16,998,961

Electronic Equipment, Instruments & Components - 3.8%
Arrow Electronics, Inc.*	84,203	5,805,797
Avnet, Inc.	68,772	2,482,669
AVX Corp.	111,003	1,692,796
Belden, Inc.	20,432	853,445
Cognex Corp.	51,268	1,982,534
Coherent, Inc.*	22,024	2,328,157
Dolby Laboratories, Inc. Class A	32,743	2,024,827
FLIR Systems, Inc.	47,028	2,047,599
II-VI, Inc.*	28,081	911,509
IPG Photonics Corp.*	32,106	3,637,289
Jabil, Inc.	92,597	2,295,480
Littelfuse, Inc.	9,275	1,590,477
National Instruments Corp.	27,637	1,254,167
Rogers Corp.*	6,908	684,306
SYNNEX Corp.	33,497	2,707,897
Tech Data Corp.*	24,908	2,037,723
Vishay Intertechnology, Inc.	135,300	2,436,753

Total Electronic Equipment, Instruments & Components		36,773,425

Energy Equipment & Services - 0.3%
Apergy Corp.*	23,748	643,096
Cactus, Inc. Class A*	18,149	497,464
Helmerich & Payne, Inc.	244	11,697
RPC, Inc.	148,053	1,461,283

Total Energy Equipment & Services		2,613,540

Entertainment - 0.3%
Cinemark Holdings, Inc.	53,604	1,919,023
Madison Square Garden Co. (The) Class A*	267	71,476
World Wrestling Entertainment, Inc. Class A	9,459	706,777
Zynga, Inc. Class A*	52,823	207,594

Total Entertainment		2,904,870

Equity Real Estate Investment Trusts (REITs) - 5.8%
Acadia Realty Trust	9,982	237,172
American Campus Communities, Inc.	14,608	604,625
Americold Realty Trust	11,396	291,054
Apartment Investment & Management Co. Class A	3,567	156,520
Apple Hospitality REIT, Inc.	65,036	927,413
Brandywine Realty Trust	37,787	486,319
Brixmor Property Group, Inc.	130,640	1,919,102
Columbia Property Trust, Inc.	1,037	20,066
CoreCivic, Inc.	47,259	842,628
CoreSite Realty Corp.	4,590	400,386
Corporate Office Properties Trust	17,513	368,298
Cousins Properties, Inc.	63,810	504,099
CubeSmart	29,810	855,249
CyrusOne, Inc.	10,874	575,017
DiamondRock Hospitality Co.	38,281	347,591
Douglas Emmett, Inc.	19,932	680,279
EastGroup Properties, Inc.	5,313	487,362
Empire State Realty Trust, Inc. Class A	23,808	338,788
EPR Properties	21,315	1,364,799
Equity Commonwealth	43,497	1,305,345
First Industrial Realty Trust, Inc.	39,658	1,144,530
Gaming and Leisure Properties, Inc.	66,522	2,149,326
GEO Group, Inc. (The)	43,319	853,384
Healthcare Realty Trust, Inc.	2,945	83,756
Healthcare Trust of America, Inc. Class A	52,566	1,330,445
Highwoods Properties, Inc.	25,218	975,684
Hospitality Properties Trust	73,454	1,754,082
Hudson Pacific Properties, Inc.	22,570	655,884
JBG SMITH Properties	2,519	87,686
Kilroy Realty Corp.	11,418	717,964
Kimco Realty Corp.	153,302	2,245,874
Lamar Advertising Co. Class A	25,183	1,742,160
Liberty Property Trust	28,048	1,174,650
Life Storage, Inc.	8,121	755,172
Macerich Co. (The)	11,705	506,592
Medical Properties Trust, Inc.	124,961	2,009,373
National Health Investors, Inc.	11,775	889,484
National Retail Properties, Inc.	34,754	1,685,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Omega Healthcare Investors, Inc.	46,114	$1,620,907
Outfront Media, Inc.	25,510	462,241
Park Hotels & Resorts, Inc.	83,964	2,181,385
Pebblebrook Hotel Trust	17,152	485,573
Physicians Realty Trust	18,467	296,026
Piedmont Office Realty Trust, Inc. Class A	18,129	308,918
PotlatchDeltic Corp.	24,218	766,258
PS Business Parks, Inc.	6,908	904,948
Rayonier, Inc.	33,195	919,170
Retail Properties of America, Inc. Class A	80,752	876,159
Rexford Industrial Realty, Inc.	6,986	205,877
RLJ Lodging Trust	55,818	915,415
Ryman Hospitality Properties, Inc.	10,526	701,979
Sabra Health Care REIT, Inc.	124,048	2,044,311
Senior Housing Properties Trust	213,926	2,507,213
Spirit Realty Capital, Inc.	17,737	625,229
STAG Industrial, Inc.	10,490	260,991
STORE Capital Corp.	39,183	1,109,271
Sunstone Hotel Investors, Inc.	76,016	988,968
Tanger Factory Outlet Centers, Inc.	14,090	284,900
Taubman Centers, Inc.	8,818	401,131
Terreno Realty Corp.	7,904	277,984
Urban Edge Properties	26,783	445,133
Weingarten Realty Investors	92,021	2,283,041
Xenia Hotels & Resorts, Inc.	31,164	536,021

Total Equity Real Estate Investment Trusts (REITs)		55,883,124

Food & Staples Retailing - 0.9%
BJ’s Wholesale Club Holdings, Inc.*	37,025	820,474
Casey’s General Stores, Inc.	10,495	1,344,829
Performance Food Group Co.*	35,852	1,156,944
Sprouts Farmers Market, Inc.*	61,065	1,435,638
U.S. Foods Holding Corp.*	110,200	3,486,728

Total Food & Staples Retailing		8,244,613

Food Products - 1.8%
Cal-Maine Foods, Inc.	32,182	1,361,299
Darling Ingredients, Inc.*	32,578	626,801
Flowers Foods, Inc.	82,667	1,526,859
Hain Celestial Group, Inc. (The)*	15,814	250,810
Ingredion, Inc.	43,284	3,956,158
J&J Snack Foods Corp.	4,959	717,022
Lancaster Colony Corp.	6,475	1,145,168
Pilgrim’s Pride Corp.*	181,897	2,821,222
Post Holdings, Inc.*	17,475	1,557,547
Sanderson Farms, Inc.	12,428	1,233,976
Seaboard Corp.	370	1,309,064
Tootsie Roll Industries, Inc.	14,631	488,675

Total Food Products		16,994,601

Gas Utilities - 0.8%
National Fuel Gas Co.	45,810	2,344,556
New Jersey Resources Corp.	31,020	1,416,683
ONE Gas, Inc.	17,927	1,426,989
Southwest Gas Holdings, Inc.	21,673	1,657,985
Spire, Inc.	17,925	1,327,884

Total Gas Utilities		8,174,097

Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp.	9,445	703,180
Globus Medical, Inc. Class A*	31,009	1,342,070
Haemonetics Corp.*	2,245	224,612
Hill-Rom Holdings, Inc.	21,096	1,868,051
ICU Medical, Inc.*	4,061	932,527
Inogen, Inc.*	3,365	417,832
Integer Holdings Corp.*	4,691	357,736
Integra LifeSciences Holdings Corp.*	8,232	371,263
Masimo Corp.*	15,481	1,662,195
Merit Medical Systems, Inc.*	6,661	371,750
Neogen Corp.*	8,757	499,149
NuVasive, Inc.*	1,668	82,666
Quidel Corp.*	6,380	311,472

Total Health Care Equipment & Supplies		9,144,503

Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc.*	59,959	1,541,546
Amedisys, Inc.*	7,779	910,999
AMN Healthcare Services, Inc.*	21,930	1,242,554
BioTelemetry, Inc.*	3,309	197,613
Chemed Corp.	6,099	1,727,725
Encompass Health Corp.	42,767	2,638,724
Ensign Group, Inc. (The)	16,658	646,164
HealthEquity, Inc.*	8,911	531,541
LHC Group, Inc.*	4,212	395,423
MEDNAX, Inc.*	66,960	2,209,680
Patterson Cos., Inc.	45,365	891,876
Select Medical Holdings Corp.*	77,470	1,189,164
Tenet Healthcare Corp.*	66,703	1,143,289

Total Health Care Providers & Services		15,266,298

Health Care Technology - 0.2%
athenahealth, Inc.*	8,275	1,091,721
HMS Holdings Corp.*	8,727	245,490
Medidata Solutions, Inc.*	6,704	451,984
Omnicell, Inc.*	3,865	236,692

Total Health Care Technology		2,025,887

Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	41,909	870,869
Caesars Entertainment Corp.*(a)	89,581	608,255
Cheesecake Factory, Inc. (The)	20,350	885,429
Choice Hotels International, Inc.	26,767	1,915,982
Churchill Downs, Inc.	5,252	1,281,173
Cracker Barrel Old Country Store, Inc.	11,555	1,847,182
Dave & Buster’s Entertainment, Inc.	22,509	1,003,001
Dunkin’ Brands Group, Inc.	29,299	1,878,652
Eldorado Resorts, Inc.*	17,518	634,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Extended Stay America, Inc.	113,189	$1,754,430
Hilton Grand Vacations, Inc.*	71,673	1,891,450
Hyatt Hotels Corp. Class A	24,737	1,672,221
Jack in the Box, Inc.	15,141	1,175,396
Marriott Vacations Worldwide Corp.	4,482	316,026
Penn National Gaming, Inc.*	34,272	645,342
Planet Fitness, Inc. Class A*	64,694	3,468,892
Red Rock Resorts, Inc. Class A	70,149	1,424,726
SeaWorld Entertainment, Inc.*	10,245	226,312
Six Flags Entertainment Corp.	31,587	1,757,185
Texas Roadhouse, Inc.	22,010	1,313,997
Wendy’s Co. (The)	245,217	3,827,837
Wyndham Destinations, Inc.	47,427	1,699,784
Wyndham Hotels & Resorts, Inc.	24,758	1,123,270

Total Hotels, Restaurants & Leisure		33,221,738

Household Durables - 1.9%
iRobot Corp.*(a)	8,077	676,368
Leggett & Platt, Inc.	82,049	2,940,636
PulteGroup, Inc.	342,697	8,906,695
Tempur Sealy International, Inc.*	23,619	977,827
Toll Brothers, Inc.	163,230	5,375,164

Total Household Durables		18,876,690

Household Products - 0.3%
Energizer Holdings, Inc.	22,280	1,005,942
Spectrum Brands Holdings, Inc.	28,146	1,189,169
WD-40 Co.	2,816	516,060

Total Household Products		2,711,171

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	55,118	950,786
Ormat Technologies, Inc.	22,934	1,199,448

Total Independent Power & Renewable Electricity Producers		2,150,234

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	30,232	3,038,921

Insurance - 3.1%
American Equity Investment Life Holding Co.	97,457	2,722,949
American National Insurance Co.	20,099	2,557,397
Assurant, Inc.	23,543	2,105,686
Erie Indemnity Co. Class A	12,247	1,632,647
First American Financial Corp.	65,628	2,929,634
Genworth Financial, Inc. Class A*	475,255	2,214,688
Hanover Insurance Group, Inc. (The)	17,932	2,093,920
Kemper Corp.	18,969	1,259,162
Mercury General Corp.	9,908	512,343
National General Holdings Corp.	41,811	1,012,244
Old Republic International Corp.	199,130	4,096,104
Primerica, Inc.	18,321	1,790,145
ProAssurance Corp.	15,215	617,120
RLI Corp.	9,416	649,610
Selective Insurance Group, Inc.	17,543	1,069,070
Unum Group	102,670	3,016,445

Total Insurance		30,279,164

Interactive Media & Services - 0.2%
Cargurus, Inc.*	12,431	419,298
Yelp, Inc.*	41,505	1,452,260

Total Interactive Media & Services		1,871,558

Internet & Direct Marketing Retail - 0.3%
Etsy, Inc.*	8,015	381,274
GrubHub, Inc.*	11,452	879,628
Stamps.com, Inc.*	9,888	1,538,968
Stitch Fix, Inc. Class A*	21,020	359,232

Total Internet & Direct Marketing Retail		3,159,102

IT Services - 2.2%
Black Knight, Inc.*	32,164	1,449,310
Booz Allen Hamilton Holding Corp.	61,787	2,784,740
CACI International, Inc. Class A*	13,912	2,003,745
CoreLogic, Inc.*	36,135	1,207,632
EPAM Systems, Inc.*	14,487	1,680,637
Euronet Worldwide, Inc.*	18,008	1,843,659
ManTech International Corp. Class A	12,686	663,414
MAXIMUS, Inc.	28,882	1,879,930
Perspecta, Inc.	82,751	1,424,972
Sabre Corp.	142,929	3,092,984
Science Applications International Corp.	22,786	1,451,468
WEX, Inc.*	9,906	1,387,434

Total IT Services		20,869,925

Leisure Products - 0.5%
Brunswick Corp.	40,055	1,860,555
Polaris Industries, Inc.	37,323	2,861,927

Total Leisure Products		4,722,482

Life Sciences Tools & Services - 0.5%
Bio-Techne Corp.	5,580	807,538
Bruker Corp.	49,109	1,461,975
Charles River Laboratories International, Inc.*	15,022	1,700,190
Medpace Holdings, Inc.*	10,551	558,464
PRA Health Sciences, Inc.*	4,394	404,072
Syneos Health, Inc.*	847	33,330

Total Life Sciences Tools & Services		4,965,569

Machinery - 6.0%
AGCO Corp.	44,115	2,455,882
Albany International Corp. Class A	9,854	615,185
Allison Transmission Holdings, Inc.	112,875	4,956,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Barnes Group, Inc.	27,505	$1,474,818
Crane Co.	34,951	2,522,763
Donaldson Co., Inc.	50,057	2,171,973
Flowserve Corp.	23,292	885,562
Gardner Denver Holdings, Inc.*	88,437	1,808,537
Graco, Inc.	70,130	2,934,941
Harsco Corp.*	39,069	775,910
Hillenbrand, Inc.	20,609	781,699
ITT, Inc.	45,377	2,190,348
John Bean Technologies Corp.	11,929	856,621
Kennametal, Inc.	56,696	1,886,843
Lincoln Electric Holdings, Inc.	28,574	2,253,060
Middleby Corp. (The)*	24,177	2,483,703
Navistar International Corp.*	98,886	2,566,092
Nordson Corp.	26,119	3,117,303
Oshkosh Corp.	61,000	3,739,910
Proto Labs, Inc.*	5,507	621,135
RBC Bearings, Inc.*	6,786	889,645
Rexnord Corp.*	6,519	149,611
Terex Corp.	50,304	1,386,881
Timken Co. (The)	71,826	2,680,546
Toro Co. (The)	46,105	2,576,347
Trinity Industries, Inc.	72,142	1,485,404
WABCO Holdings, Inc.*	44,444	4,770,619
Watts Water Technologies, Inc. Class A	14,855	958,593
Woodward, Inc.	22,288	1,655,776

Total Machinery		57,652,048

Marine - 0.1%
Kirby Corp.*	8,126	547,367

Media - 1.8%
AMC Networks, Inc. Class A*	71,366	3,916,566
Cable One, Inc.	1,595	1,308,060
John Wiley & Sons, Inc. Class A	32,786	1,539,958
New York Times Co. (The) Class A	30,042	669,636
Nexstar Media Group, Inc. Class A	30,469	2,396,082
Sinclair Broadcast Group, Inc. Class A	95,586	2,517,735
TEGNA, Inc.	222,866	2,422,554
Tribune Media Co. Class A	67,626	3,068,868

Total Media		17,839,459

Metals & Mining - 2.1%
Allegheny Technologies, Inc.*	67,634	1,472,392
Cleveland-Cliffs, Inc.*	552,845	4,251,378
Commercial Metals Co.	69,929	1,120,263
Reliance Steel & Aluminum Co.	77,494	5,515,248
United States Steel Corp.	343,863	6,272,061
Worthington Industries, Inc.	40,925	1,425,827

Total Metals & Mining		20,057,169

Multi-Utilities - 0.9%
Avista Corp.	25,429	1,080,224
Black Hills Corp.	25,621	1,608,486
MDU Resources Group, Inc.	91,153	2,173,088
NorthWestern Corp.	24,754	1,471,378
Vectren Corp.	29,900	2,152,202

Total Multi-Utilities		8,485,378

Multiline Retail - 0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	15,678	1,042,744

Oil, Gas & Consumable Fuels - 4.2%
Centennial Resource Development, Inc. Class A*	135,585	1,494,147
Chesapeake Energy Corp.*(a)	2,059,102	4,324,114
Cimarex Energy Co.	74,477	4,591,507
CNX Resources Corp.*	26,255	299,832
CVR Energy, Inc.	51,519	1,776,375
Delek U.S. Holdings, Inc.	67,130	2,182,396
Magnolia Oil & Gas Corp.*	39,070	437,975
Matador Resources Co.*	86,002	1,335,611
Murphy Oil Corp.	47,511	1,111,282
Newfield Exploration Co.*	282,674	4,144,001
Parsley Energy, Inc. Class A*	196,792	3,144,736
PBF Energy, Inc. Class A	204,752	6,689,248
Peabody Energy Corp.	137,305	4,185,057
SM Energy Co.	57,362	887,964
Southwestern Energy Co.*	1,111,888	3,791,538

Total Oil, Gas & Consumable Fuels		40,395,783

Paper & Forest Products - 0.7%
Domtar Corp.	54,437	1,912,372
Louisiana-Pacific Corp.	208,908	4,641,935

Total Paper & Forest Products		6,554,307

Personal Products - 0.4%
Edgewell Personal Care Co.*	32,414	1,210,663
Nu Skin Enterprises, Inc. Class A	28,471	1,746,126
USANA Health Sciences, Inc.*	8,631	1,016,128

Total Personal Products		3,972,917

Pharmaceuticals - 0.9%
Catalent, Inc.*	27,818	867,365
Nektar Therapeutics*	204,349	6,716,952
Supernus Pharmaceuticals, Inc.*	26,737	888,203

Total Pharmaceuticals		8,472,520

Professional Services - 1.9%
ASGN, Inc.*	22,380	1,219,710
Dun & Bradstreet Corp. (The)	19,255	2,748,459
Exponent, Inc.	12,166	616,938
FTI Consulting, Inc.*	21,503	1,432,960
Insperity, Inc.	11,898	1,110,797
Korn/Ferry International	30,752	1,215,934
ManpowerGroup, Inc.	69,947	4,532,566
Robert Half International, Inc.	63,834	3,651,305
TriNet Group, Inc.*	39,711	1,665,876

Total Professional Services		18,194,545

Real Estate Management & Development - 0.6%
Howard Hughes Corp. (The)*	4,007	391,163
Jones Lang LaSalle, Inc.	22,516	2,850,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
Kennedy-Wilson Holdings, Inc.	52,276	$949,855
Newmark Group, Inc. Class A	68,947	552,955
Realogy Holdings Corp.	78,866	1,157,753

Total Real Estate Management & Development		5,902,252

Road & Rail - 1.9%
AMERCO	12,224	4,010,817
Avis Budget Group, Inc.*	67,170	1,509,981
Genesee & Wyoming, Inc. Class A*	28,549	2,113,197
Knight-Swift Transportation Holdings, Inc.	116,070	2,909,875
Landstar System, Inc.	21,960	2,100,913
Ryder System, Inc.	47,698	2,296,659
Schneider National, Inc. Class B	112,308	2,096,790
Werner Enterprises, Inc.	44,520	1,315,121

Total Road & Rail		18,353,353

Semiconductors & Semiconductor Equipment - 1.9%
Brooks Automation, Inc.	19,641	514,201
Cabot Microelectronics Corp.	12,117	1,155,356
Cirrus Logic, Inc.*	36,777	1,220,261
Cypress Semiconductor Corp.	37,781	480,574
Entegris, Inc.	67,244	1,875,771
First Solar, Inc.*	13,656	579,766
Integrated Device Technology, Inc.*	24,647	1,193,654
MKS Instruments, Inc.	56,875	3,674,694
Monolithic Power Systems, Inc.	7,774	903,728
Semtech Corp.*	5,631	258,294
Silicon Laboratories, Inc.*	9,252	729,150
Teradyne, Inc.	106,277	3,334,972
Universal Display Corp.(a)	7,685	719,086
Versum Materials, Inc.	76,595	2,123,213

Total Semiconductors & Semiconductor Equipment		18,762,720

Software - 1.6%
ACI Worldwide, Inc.*	15,517	429,355
Alarm.com Holdings, Inc.*	3,664	190,052
Altair Engineering, Inc. Class A*	1,248	34,420
Aspen Technology, Inc.*	16,929	1,391,225
Blackbaud, Inc.	6,526	410,485
Bottomline Technologies DE, Inc.*	839	40,272
CDK Global, Inc.	69,631	3,333,932
Ellie Mae, Inc.*(a)	3,561	223,738
Envestnet, Inc.*	3,490	171,673
Fair Isaac Corp.*	7,766	1,452,242
Guidewire Software, Inc.*	1,069	85,766
j2 Global, Inc.	22,603	1,568,196
LogMeIn, Inc.	3,570	291,205
Manhattan Associates, Inc.*	20,610	873,246
Paycom Software, Inc.*	8,107	992,702
Paylocity Holding Corp.*	5,381	323,990
Pegasystems, Inc.	2,097	100,300
Qualys, Inc.*	6,314	471,908
RealPage, Inc.*	6,565	316,367
Teradata Corp.*	14,392	552,077
Trade Desk, Inc. (The) Class A*	4,248	493,023
Tyler Technologies, Inc.*	7,470	1,388,075
Verint Systems, Inc.*	7,679	324,899

Total Software		15,459,148

Specialty Retail - 3.6%
Aaron’s, Inc.	20,656	868,585
American Eagle Outfitters, Inc.	118,882	2,297,989
AutoNation, Inc.*	108,442	3,871,379
Dick’s Sporting Goods, Inc.	86,565	2,700,828
DSW, Inc. Class A	5,065	125,106
Five Below, Inc.*	11,015	1,127,055
Floor & Decor Holdings, Inc. Class A*	42,158	1,091,892
Foot Locker, Inc.	95,263	5,067,992
Michaels Cos., Inc. (The)*	215,982	2,924,396
Monro, Inc.	9,047	621,981
Murphy USA, Inc.*	15,494	1,187,460
National Vision Holdings, Inc.*	8,598	242,206
Penske Automotive Group, Inc.	101,995	4,112,438
RH*	9,546	1,143,802
Sally Beauty Holdings, Inc.*	111,943	1,908,628
Urban Outfitters, Inc.*	73,917	2,454,044
Williams-Sonoma, Inc.(a)	54,531	2,751,089

Total Specialty Retail		34,496,870

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp.*	34,063	786,174
Xerox Corp.	173,945	3,437,153

Total Technology Hardware, Storage & Peripherals		4,223,327

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	26,505	2,163,338
Columbia Sportswear Co.	25,579	2,150,938
Deckers Outdoor Corp.*	10,939	1,399,645
Hanesbrands, Inc.	305,355	3,826,098
Skechers U.S.A., Inc. Class A*	106,625	2,440,647
Steven Madden Ltd.	42,716	1,292,586
Wolverine World Wide, Inc.	40,511	1,291,896

Total Textiles, Apparel & Luxury Goods		14,565,148

Thrifts & Mortgage Finance - 1.3%
LendingTree, Inc.*(a)	2,850	625,775
MGIC Investment Corp.*	396,579	4,148,216
New York Community Bancorp, Inc.	240,769	2,265,636
Radian Group, Inc.	213,225	3,488,361
TFS Financial Corp.	35,074	565,744
Washington Federal, Inc.	44,876	1,198,638

Total Thrifts & Mortgage Finance		12,292,370

Trading Companies & Distributors - 1.9%
Air Lease Corp.	130,228	3,934,188
Applied Industrial Technologies, Inc.	25,425	1,371,424
Beacon Roofing Supply, Inc.*	8,276	262,515
GATX Corp.	22,736	1,609,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2018

Investments	Shares	Value
HD Supply Holdings, Inc.*	77,528	$2,908,851
MSC Industrial Direct Co., Inc. Class A	32,059	2,465,978
SiteOne Landscape Supply, Inc.*	12,388	684,685
Univar, Inc.*	101,042	1,792,485
Watsco, Inc.	13,000	1,808,820
WESCO International, Inc.*	39,557	1,898,736

Total Trading Companies & Distributors		18,737,618

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	38,037	1,390,633

Water Utilities - 0.3%
American States Water Co.	7,939	532,231
Aqua America, Inc.	62,693	2,143,474
California Water Service Group	569	27,118

Total Water Utilities		2,702,823

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	7,249	320,768
Telephone & Data Systems, Inc.	30,826	1,003,078
United States Cellular Corp.*	21,124	1,097,815

Total Wireless Telecommunication Services		2,421,661

TOTAL COMMON STOCKS (Cost: $951,542,491)		964,058,570

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,603,647)	77,948	2,465,495

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $4,926,862)(d)	4,926,862	4,926,862

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $959,073,000)		971,450,927
Other Assets less Liabilities - (0.4)%		(3,497,323)

NET ASSETS - 100.0%		$967,953,604

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,114,468 and the total market value of the collateral held by the Fund was $6,426,709. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,499,847.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Airlines - 4.8%
Alaska Air Group, Inc.	10,673	$649,452
Delta Air Lines, Inc.	15,229	759,927
JetBlue Airways Corp.*	45,273	727,085
Southwest Airlines Co.	16,507	767,245
Spirit Airlines, Inc.*	9,672	560,202
United Continental Holdings, Inc.*	9,150	766,130

Total Airlines		4,230,041

Auto Components - 0.4%
Gentex Corp.	18,743	378,796

Beverages - 0.7%
Keurig Dr Pepper, Inc.	7,413	190,070
Molson Coors Brewing Co. Class B	2,727	153,148
PepsiCo, Inc.	2,467	272,554

Total Beverages		615,772

Biotechnology - 0.6%
United Therapeutics Corp.*	4,639	505,187

Capital Markets - 0.9%
MarketAxess Holdings, Inc.	3,743	790,933

Commercial Services & Supplies - 1.4%
Republic Services, Inc.	17,076	1,231,009

Communications Equipment - 3.6%
Ciena Corp.*	25,760	873,522
Juniper Networks, Inc.	32,516	875,005
Motorola Solutions, Inc.	8,856	1,018,794
Ubiquiti Networks, Inc.	4,648	462,058

Total Communications Equipment		3,229,379

Consumer Finance - 0.7%
Santander Consumer USA Holdings, Inc.	35,111	617,602

Containers & Packaging - 2.7%
Ball Corp.	15,692	721,518
Bemis Co., Inc.	18,076	829,689
Sonoco Products Co.	16,346	868,463

Total Containers & Packaging		2,419,670

Distributors - 0.6%
Genuine Parts Co.	5,621	539,728

Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc.*	4,708	452,627
H&R Block, Inc.	10,883	276,102
ServiceMaster Global Holdings, Inc.*	12,450	457,413

Total Diversified Consumer Services		1,186,142

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	31,419	896,698
Verizon Communications, Inc.	20,895	1,174,717

Total Diversified Telecommunication Services		2,071,415

Electric Utilities - 1.6%
Alliant Energy Corp.	2,110	89,147
American Electric Power Co., Inc.	1,197	89,464
Duke Energy Corp.	1,032	89,062
Entergy Corp.	1,117	96,140
Evergy, Inc.	1,573	89,299
Eversource Energy	1,366	88,845
Exelon Corp.	2,209	99,626
FirstEnergy Corp.	2,123	79,719
IDACORP, Inc.	948	88,221
NextEra Energy, Inc.	498	86,562
OGE Energy Corp.	2,492	97,661
Pinnacle West Capital Corp.	1,066	90,823
Portland General Electric Co.	1,768	81,063
PPL Corp.	2,872	81,364
Southern Co. (The)	2,000	87,840
Xcel Energy, Inc.	1,731	85,286

Total Electric Utilities		1,420,122

Electronic Equipment, Instruments & Components - 2.5%
CDW Corp.	10,184	825,413
Keysight Technologies, Inc.*	12,899	800,770
Zebra Technologies Corp. Class A*	3,618	576,094

Total Electronic Equipment, Instruments & Components		2,202,277

Entertainment - 2.6%
Cinemark Holdings, Inc.	22,207	795,011
Twenty-First Century Fox, Inc. Class A	19,943	959,657
Viacom, Inc. Class B	22,926	589,198

Total Entertainment		2,343,866

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Campus Communities, Inc.	2,129	88,119
American Homes 4 Rent Class A	4,902	97,305
American Tower Corp.	440	69,604
Brixmor Property Group, Inc.	4,077	59,891
CubeSmart	2,806	80,504
EPR Properties	1,309	83,815
Equity LifeStyle Properties, Inc.	913	88,680
Extra Space Storage, Inc.	936	84,689
Gaming and Leisure Properties, Inc.	3,089	99,806
HCP, Inc.	2,528	70,607
Healthcare Trust of America, Inc. Class A	3,265	82,637
Highwoods Properties, Inc.	2,327	90,032
Hospitality Properties Trust	3,172	75,747
Host Hotels & Resorts, Inc.	4,687	78,132
Kimco Realty Corp.	4,247	62,219
Lamar Advertising Co. Class A	1,184	81,909
Liberty Property Trust	2,115	88,576
Life Storage, Inc.	847	78,763
Medical Properties Trust, Inc.	5,659	90,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2018

Investments	Shares	Value
Mid-America Apartment Communities, Inc.	916	$87,661
National Retail Properties, Inc.	1,967	95,419
Omega Healthcare Investors, Inc.	2,276	80,002
Park Hotels & Resorts, Inc.	3,019	78,434
Public Storage	427	86,429
Regency Centers Corp.	1,224	71,824
Simon Property Group, Inc.	485	81,475
SL Green Realty Corp.	1,040	82,243
STORE Capital Corp.	3,256	92,177
Ventas, Inc.	1,183	69,312
VICI Properties, Inc.	3,199	60,077
W.P. Carey, Inc.	1,385	90,496

Total Equity Real Estate Investment Trusts (REITs)		2,527,581

Food & Staples Retailing - 1.4%
Casey’s General Stores, Inc.	1,864	238,853
Kroger Co. (The)	6,342	174,405
Sysco Corp.	3,978	249,261
U.S. Foods Holding Corp.*	4,968	157,188
Walgreens Boots Alliance, Inc.	2,549	174,173
Walmart, Inc.	2,491	232,037

Total Food & Staples Retailing		1,225,917

Food Products - 3.6%
Archer-Daniels-Midland Co.	6,494	266,059
Campbell Soup Co.	4,425	145,981
Conagra Brands, Inc.	7,921	169,193
General Mills, Inc.	5,394	210,042
Hershey Co. (The)	2,636	282,526
Hormel Foods Corp.	6,418	273,920
J.M. Smucker Co. (The)	2,340	218,767
Kellogg Co.	4,200	239,442
Lamb Weston Holdings, Inc.	3,411	250,913
Lancaster Colony Corp.	1,525	269,712
McCormick & Co., Inc. Non-Voting Shares	1,866	259,822
Pilgrim’s Pride Corp.*	8,951	138,830
Post Holdings, Inc.*	2,449	218,279
Tyson Foods, Inc. Class A	4,674	249,592

Total Food Products		3,193,078

Gas Utilities - 0.3%
National Fuel Gas Co.	1,567	80,199
ONE Gas, Inc.	923	73,471
UGI Corp.	1,834	97,844

Total Gas Utilities		251,514

Health Care Equipment & Supplies - 0.9%
Hill-Rom Holdings, Inc.	9,263	820,239

Health Care Providers & Services - 9.3%
Amedisys, Inc.*	4,134	484,133
Anthem, Inc.	2,952	775,284
Cardinal Health, Inc.	10,212	455,455
Centene Corp.*	5,149	593,680
Cigna Corp.	5,827	1,106,663
CVS Health Corp.	8,448	553,513
Encompass Health Corp.	12,576	775,939
HCA Healthcare, Inc.	6,072	755,660
Henry Schein, Inc.*	8,418	660,981
Molina Healthcare, Inc.*	4,036	469,064
Quest Diagnostics, Inc.	9,636	802,390
Universal Health Services, Inc. Class B	7,457	869,188

Total Health Care Providers & Services		8,301,950

Health Care Technology - 0.6%
athenahealth, Inc.*	3,772	497,640

Hotels, Restaurants & Leisure - 2.0%
Cracker Barrel Old Country Store, Inc.(a)	2,889	461,836
Darden Restaurants, Inc.	4,835	482,823
Starbucks Corp.	7,470	481,068
Texas Roadhouse, Inc.	6,403	382,259

Total Hotels, Restaurants & Leisure		1,807,986

Household Durables - 0.4%
PulteGroup, Inc.	13,798	358,610

Household Products - 1.2%
Church & Dwight Co., Inc.	3,811	250,612
Clorox Co. (The)	1,415	218,108
Kimberly-Clark Corp.	2,370	270,038
Procter & Gamble Co. (The)	3,221	296,074

Total Household Products		1,034,832

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	4,786	69,206
NRG Energy, Inc.	1,657	65,617

Total Independent Power & Renewable Electricity Producers		134,823

Insurance - 12.6%
Aflac, Inc.	24,585	1,120,093
Allstate Corp. (The)	11,283	932,314
American Financial Group, Inc.	10,041	909,012
Assurant, Inc.	9,291	830,987
Cincinnati Financial Corp.	11,634	900,704
Erie Indemnity Co. Class A	7,791	1,038,618
Fidelity National Financial, Inc.	26,384	829,513
Hanover Insurance Group, Inc. (The)	8,932	1,042,990
Old Republic International Corp.	43,430	893,355
Progressive Corp. (The)	12,472	752,436
Reinsurance Group of America, Inc.	6,661	934,072
W.R. Berkley Corp.	13,684	1,011,384

Total Insurance		11,195,478

IT Services - 10.7%
Alliance Data Systems Corp.	4,274	641,442
Booz Allen Hamilton Holding Corp.	25,162	1,134,051
Cognizant Technology Solutions Corp. Class A	15,878	1,007,935
Euronet Worldwide, Inc.*	5,582	571,485
Fiserv, Inc.*	15,545	1,142,402
Jack Henry & Associates, Inc.	8,803	1,113,756
Leidos Holdings, Inc.	18,026	950,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2018

Investments	Shares	Value
MAXIMUS, Inc.	18,755	$1,220,763
Sabre Corp.	30,495	659,912
Western Union Co. (The)	61,365	1,046,887

Total IT Services		9,488,964

Machinery - 1.0%
Allison Transmission Holdings, Inc.	19,974	877,058

Media - 3.6%
Cable One, Inc.	1,138	933,274
Comcast Corp. Class A	19,457	662,511
Interpublic Group of Cos., Inc. (The)	33,302	687,020
Omnicom Group, Inc.	12,574	920,920

Total Media		3,203,725

Multi-Utilities - 1.0%
Ameren Corp.	1,360	88,713
CenterPoint Energy, Inc.	3,571	100,809
CMS Energy Corp.	1,820	90,363
Consolidated Edison, Inc.	1,192	91,140
Dominion Energy, Inc.	1,219	87,110
DTE Energy Co.	807	89,012
MDU Resources Group, Inc.	3,694	88,065
Public Service Enterprise Group, Inc.	1,744	90,775
Vectren Corp.	1,389	99,980
WEC Energy Group, Inc.	1,280	88,653

Total Multi-Utilities		914,620

Multiline Retail - 1.6%
Dollar General Corp.	4,508	487,225
Kohl’s Corp.	4,924	326,658
Macy’s, Inc.	8,967	267,037
Target Corp.	5,696	376,449

Total Multiline Retail		1,457,369

Oil, Gas & Consumable Fuels - 5.3%
Cimarex Energy Co.	11,149	687,336
ConocoPhillips	16,437	1,024,847
EQT Corp.	35,382	668,366
HollyFrontier Corp.	16,186	827,428
Murphy Oil Corp.	26,846	627,928
PBF Energy, Inc. Class A	27,174	887,775

Total Oil, Gas & Consumable Fuels		4,723,680

Pharmaceuticals - 3.2%
Eli Lilly & Co.	7,781	900,417
Merck & Co., Inc.	12,730	972,699
Pfizer, Inc.	22,086	964,054

Total Pharmaceuticals		2,837,170

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	6,542	933,805

Road & Rail - 1.2%
AMERCO	3,146	1,032,234

Software - 2.6%
CDK Global, Inc.	24,945	1,194,366
Nuance Communications, Inc.*	44,979	595,072
Symantec Corp.	25,384	479,631

Total Software		2,269,069

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	1,972	310,511
AutoZone, Inc.*	483	404,918
Burlington Stores, Inc.*	2,202	358,199
Foot Locker, Inc.	4,985	265,202
Gap, Inc. (The)	10,790	277,950
O’Reilly Automotive, Inc.*	1,121	385,994
TJX Cos., Inc. (The)	11,495	514,286
Tractor Supply Co.	4,118	343,606
Ulta Salon Cosmetics & Fragrance, Inc.*	1,391	340,573
Williams-Sonoma, Inc.	5,406	272,733

Total Specialty Retail		3,473,972

Technology Hardware, Storage & Peripherals - 0.7%
Xerox Corp.	33,601	663,956

Tobacco - 0.4%
Altria Group, Inc.	4,279	211,340
Philip Morris International, Inc.	2,322	155,017

Total Tobacco		366,357

Wireless Telecommunication Services - 1.3%
Sprint Corp.*	93,861	546,271
United States Cellular Corp.*	10,961	569,643

Total Wireless Telecommunication Services		1,115,914

TOTAL COMMON STOCKS (Cost: $95,869,719)		88,489,480

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Quality Dividend Growth Fund(b) (Cost: $333,034)	8,480	325,038

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $424,450)(d)	424,450	424,450

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $96,627,203)		89,238,968
Other Assets less Liabilities - (0.3)%		(308,289)

NET ASSETS - 100.0%		$88,930,679

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $415,636 and the total market value of the collateral held by the Fund was $424,450.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 4.6%
Boeing Co. (The)	132,633	$42,774,143
BWX Technologies, Inc.	15,123	578,152
General Dynamics Corp.	77,481	12,180,788
Harris Corp.	18,420	2,480,253
Hexcel Corp.	13,480	772,943
Huntington Ingalls Industries, Inc.	8,984	1,709,745
L3 Technologies, Inc.	10,170	1,766,122
Northrop Grumman Corp.	34,089	8,348,396
Raytheon Co.	69,527	10,661,966
Textron, Inc.	13,461	619,071
United Technologies Corp.	230,059	24,496,682

Total Aerospace & Defense		106,388,261

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	27,961	2,351,240
Expeditors International of Washington, Inc.	31,297	2,131,013
FedEx Corp.	46,348	7,477,323
United Parcel Service, Inc. Class B	278,642	27,175,954

Total Air Freight & Logistics		39,135,530

Airlines - 0.7%
Alaska Air Group, Inc.	15,307	931,431
American Airlines Group, Inc.	38,620	1,240,088
Delta Air Lines, Inc.	184,869	9,224,963
Southwest Airlines Co.	96,402	4,480,765

Total Airlines		15,877,247

Auto Components - 0.1%
Gentex Corp.	90,056	1,820,032

Automobiles - 1.1%
General Motors Co.	655,523	21,927,245
Harley-Davidson, Inc.	68,269	2,329,338
Thor Industries, Inc.	2,196	114,192

Total Automobiles		24,370,775

Banks - 4.6%
Bank OZK	16,939	386,717
Comerica, Inc.	50,649	3,479,080
KeyCorp	463,398	6,849,023
Pinnacle Financial Partners, Inc.	2,804	129,264
Regions Financial Corp.	417,333	5,583,916
Wells Fargo & Co.	1,950,476	89,877,934

Total Banks		106,305,934

Beverages - 3.1%
Brown-Forman Corp. Class A	20,057	951,103
Brown-Forman Corp. Class B	54,769	2,605,909
Constellation Brands, Inc. Class A	28,833	4,636,923
Keurig Dr Pepper, Inc.	326,707	8,376,768
PepsiCo, Inc.	502,842	55,553,984

Total Beverages		72,124,687

Biotechnology - 3.3%
AbbVie, Inc.	826,560	76,200,566

Building Products - 0.3%
A.O. Smith Corp.	34,147	1,458,077
Armstrong World Industries, Inc.	12,961	754,460
Fortune Brands Home & Security, Inc.	38,296	1,454,865
Lennox International, Inc.	8,946	1,957,921
Owens Corning	17,158	754,609

Total Building Products		6,379,932

Capital Markets - 3.1%
Ameriprise Financial, Inc.	43,216	4,510,454
CBOE Global Markets, Inc.	17,061	1,669,078
Charles Schwab Corp. (The)	210,085	8,724,830
CME Group, Inc.	55,290	10,401,155
E*TRADE Financial Corp.	17,821	781,985
Eaton Vance Corp.	42,150	1,482,837
Evercore, Inc. Class A	2,890	206,808
FactSet Research Systems, Inc.	8,835	1,768,149
Franklin Resources, Inc.	195,023	5,784,382
LPL Financial Holdings, Inc.	25,974	1,586,492
MarketAxess Holdings, Inc.	5,767	1,218,625
Morningstar, Inc.	8,005	879,269
MSCI, Inc.	20,445	3,014,206
Northern Trust Corp.	53,159	4,443,561
Raymond James Financial, Inc.	34,044	2,533,214
S&P Global, Inc.	38,278	6,504,963
SEI Investments Co.	32,384	1,496,141
T. Rowe Price Group, Inc.	87,028	8,034,425
TD Ameritrade Holding Corp.	137,949	6,753,983

Total Capital Markets		71,794,557

Chemicals - 2.0%
Air Products & Chemicals, Inc.	74,255	11,884,513
Celanese Corp.	35,230	3,169,643
Chemours Co. (The)	38,466	1,085,511
Eastman Chemical Co.	37,572	2,746,889
Ecolab, Inc.	39,469	5,815,757
FMC Corp.	23,548	1,741,610
International Flavors & Fragrances, Inc.	31,663	4,251,391
NewMarket Corp.	914	376,650
Olin Corp.	32,868	660,976
PPG Industries, Inc.	59,420	6,074,507
RPM International, Inc.	20,871	1,226,797
Scotts Miracle-Gro Co. (The)	19,697	1,210,578
Sherwin-Williams Co. (The)	7,140	2,809,304
W.R. Grace & Co.	15,144	982,997
Westlake Chemical Corp.	18,785	1,243,003

Total Chemicals		45,280,126

Commercial Services & Supplies - 0.9%
Cintas Corp.	18,343	3,081,441
Healthcare Services Group, Inc.	13,612	546,930
MSA Safety, Inc.	9,135	861,157
Republic Services, Inc.	66,788	4,814,747
Rollins, Inc.	59,772	2,157,769
Waste Management, Inc.	103,578	9,217,406

Total Commercial Services & Supplies		20,679,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2018

Investments	Shares	Value
Construction & Engineering - 0.0%
EMCOR Group, Inc.	6,628	$395,625
Fluor Corp.	14,874	478,943

Total Construction & Engineering		874,568

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10,006	1,719,731
Vulcan Materials Co.	17,544	1,733,347

Total Construction Materials		3,453,078

Consumer Finance - 0.8%
American Express Co.	141,912	13,527,052
Discover Financial Services	83,329	4,914,744

Total Consumer Finance		18,441,796

Containers & Packaging - 0.4%
AptarGroup, Inc.	17,869	1,680,937
Avery Dennison Corp.	31,114	2,794,971
Graphic Packaging Holding Co.	154,093	1,639,549
Packaging Corp. of America	30,794	2,570,067
Sealed Air Corp.	13,682	476,681

Total Containers & Packaging		9,162,205

Distributors - 0.0%
Pool Corp.	6,968	1,035,793

Diversified Consumer Services - 0.1%
Service Corp. International	44,353	1,785,652

Diversified Telecommunication Services - 4.8%
Verizon Communications, Inc.	1,963,323	110,378,019

Electrical Equipment - 0.9%
AMETEK, Inc.	29,036	1,965,737
Emerson Electric Co.	211,330	12,626,967
Hubbell, Inc.	20,461	2,032,596
Rockwell Automation, Inc.	33,523	5,044,541

Total Electrical Equipment		21,669,841

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	38,245	3,098,610
CDW Corp.	20,149	1,633,077
Cognex Corp.	10,133	391,843
Dolby Laboratories, Inc. Class A	8,745	540,791
Littelfuse, Inc.	2,263	388,059
National Instruments Corp.	7,769	352,557

Total Electronic Equipment, Instruments & Components		6,404,937

Entertainment - 1.8%
Activision Blizzard, Inc.	54,558	2,540,766
Cinemark Holdings, Inc.	62,711	2,245,054
Twenty-First Century Fox, Inc. Class A	102,347	4,924,938
Twenty-First Century Fox, Inc. Class B	81,841	3,910,363
Walt Disney Co. (The)	251,493	27,576,207

Total Entertainment		41,197,328

Equity Real Estate Investment Trusts (REITs) - 0.0%
Ryman Hospitality Properties, Inc.	15,273	1,018,556

Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	4,377	560,869
Costco Wholesale Corp.	55,552	11,316,498
Kroger Co. (The)	140,262	3,857,205
Sysco Corp.	139,680	8,752,349

Total Food & Staples Retailing		24,486,921

Food Products - 1.9%
Flowers Foods, Inc.	109,220	2,017,293
General Mills, Inc.	354,193	13,792,275
Hershey Co. (The)	51,828	5,554,925
Hormel Foods Corp.	130,110	5,553,095
Kellogg Co.	130,111	7,417,628
Lancaster Colony Corp.	7,680	1,358,285
McCormick & Co., Inc. Non-Voting Shares	25,942	3,612,164
Tyson Foods, Inc. Class A	74,534	3,980,116

Total Food Products		43,285,781

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	319,468	23,107,120
Baxter International, Inc.	55,728	3,668,017
Becton, Dickinson and Co.	36,158	8,147,121
Cantel Medical Corp.	3,994	297,353
Cooper Cos., Inc. (The)	750	190,875
Danaher Corp.	57,917	5,972,401
ResMed, Inc.	28,030	3,191,776
Stryker Corp.	44,421	6,962,992
Teleflex, Inc.	3,811	985,067
West Pharmaceutical Services, Inc.	4,889	479,269

Total Health Care Equipment & Supplies		53,001,991

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	37,405	2,782,932
Anthem, Inc.	34,335	9,017,401
Cigna Corp.	1,212	230,183
CVS Health Corp.	387,645	25,398,500
Encompass Health Corp.	24,044	1,483,515
Humana, Inc.	9,607	2,752,213
UnitedHealth Group, Inc.	148,137	36,903,890

Total Health Care Providers & Services		78,568,634

Hotels, Restaurants & Leisure - 2.4%
Aramark	42,550	1,232,673
Cracker Barrel Old Country Store, Inc.	11,803	1,886,828
Darden Restaurants, Inc.	43,406	4,334,523
Hyatt Hotels Corp. Class A	14,625	988,650
Las Vegas Sands Corp.	463,086	24,103,626
Marriott Vacations Worldwide Corp.	1,696	119,585
Starbucks Corp.	315,654	20,328,118
Texas Roadhouse, Inc.	12,919	771,264
Wendy’s Co. (The)	83,004	1,295,692
Wyndham Destinations, Inc.	32,178	1,153,260

Total Hotels, Restaurants & Leisure		56,214,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2018

Investments	Shares	Value
Household Durables - 0.3%
D.R. Horton, Inc.	93,364	$3,235,996
Leggett & Platt, Inc.	59,675	2,138,752
Lennar Corp. Class A	8,274	323,927
PulteGroup, Inc.	65,712	1,707,855
Toll Brothers, Inc.	14,424	474,983

Total Household Durables		7,881,513

Household Products - 3.6%
Church & Dwight Co., Inc.	46,845	3,080,527
Clorox Co. (The)	38,239	5,894,160
Procter & Gamble Co. (The)	817,401	75,135,500

Total Household Products		84,110,187

Industrial Conglomerates - 2.6%
3M Co.	175,288	33,399,375
Carlisle Cos., Inc.	13,503	1,357,322
Honeywell International, Inc.	191,536	25,305,736

Total Industrial Conglomerates		60,062,433

Insurance - 0.9%
Brown & Brown, Inc.	59,268	1,633,426
Erie Indemnity Co. Class A	15,887	2,117,896
Marsh & McLennan Cos., Inc.	101,759	8,115,280
Torchmark Corp.	12,415	925,290
Travelers Cos., Inc. (The)	68,793	8,237,962

Total Insurance		21,029,854

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.	21,959	2,473,681

IT Services - 4.9%
Alliance Data Systems Corp.	5,552	833,244
Automatic Data Processing, Inc.	104,911	13,755,930
Booz Allen Hamilton Holding Corp.	27,590	1,243,481
Broadridge Financial Solutions, Inc.	21,976	2,115,190
Cognizant Technology Solutions Corp. Class A	78,421	4,978,165
Global Payments, Inc.	3,665	377,971
International Business Machines Corp.	451,634	51,337,237
Jack Henry & Associates, Inc.	11,069	1,400,450
MasterCard, Inc. Class A	51,109	9,641,713
MAXIMUS, Inc.	13,797	898,047
Paychex, Inc.	114,629	7,468,079
Sabre Corp.	28,417	614,944
Total System Services, Inc.	20,702	1,682,866
Visa, Inc. Class A	131,473	17,346,548

Total IT Services		113,693,865

Leisure Products - 0.2%
Hasbro, Inc.	44,888	3,647,150
Polaris Industries, Inc.	15,504	1,188,847

Total Leisure Products		4,835,997

Life Sciences Tools & Services - 0.1%
Bio-Techne Corp.	4,984	721,285
Bruker Corp.	3,910	116,401
PerkinElmer, Inc.	4,879	383,245

Total Life Sciences Tools & Services		1,220,931

Machinery - 3.7%
AGCO Corp.	22,410	1,247,565
Allison Transmission Holdings, Inc.	3,440	151,050
Caterpillar, Inc.	172,287	21,892,509
Crane Co.	17,218	1,242,795
Cummins, Inc.	66,941	8,945,995
Deere & Co.	61,035	9,104,591
Donaldson Co., Inc.	31,245	1,355,721
Dover Corp.	52,133	3,698,836
Fortive Corp.	27,179	1,838,931
Graco, Inc.	43,360	1,814,616
IDEX Corp.	17,409	2,198,060
Illinois Tool Works, Inc.	106,190	13,453,211
ITT, Inc.	17,624	850,711
Lincoln Electric Holdings, Inc.	18,136	1,430,024
Nordson Corp.	8,481	1,012,207
Oshkosh Corp.	13,252	812,480
Parker-Hannifin Corp.	27,987	4,173,981
Snap-on, Inc.	17,180	2,496,082
Stanley Black & Decker, Inc.	35,023	4,193,654
Toro Co. (The)	20,877	1,166,607
Trinity Industries, Inc.	48,474	998,080
Woodward, Inc.	5,240	389,280
Xylem, Inc.	32,441	2,164,464

Total Machinery		86,631,450

Media - 1.8%
CBS Corp. Class B Non-Voting Shares	73,768	3,225,137
Comcast Corp. Class A	1,056,312	35,967,424
Interpublic Group of Cos., Inc. (The)	124,565	2,569,776
Nexstar Media Group, Inc. Class A	3,035	238,672

Total Media		42,001,009

Multiline Retail - 0.9%
Dollar General Corp.	37,943	4,100,880
Nordstrom, Inc.	39,782	1,854,239
Target Corp.	209,326	13,834,355

Total Multiline Retail		19,789,474

Oil, Gas & Consumable Fuels - 6.7%
EQT Corp.	46,605	880,369
Exxon Mobil Corp.	1,605,055	109,448,701
Marathon Petroleum Corp.	222,030	13,101,990
PBF Energy, Inc. Class A	25,087	819,592
Phillips 66	180,360	15,538,014
Valero Energy Corp.	217,160	16,280,485

Total Oil, Gas & Consumable Fuels		156,069,151

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	30,622	3,983,922
Nu Skin Enterprises, Inc. Class A	12,419	761,657

Total Personal Products		4,745,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2018

Investments	Shares	Value
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	540,391	$28,089,524
Eli Lilly & Co.	243,109	28,132,574
Zoetis, Inc.	33,710	2,883,553

Total Pharmaceuticals		59,105,651

Professional Services - 0.1%
Robert Half International, Inc.	34,365	1,965,678

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	4,857	614,896

Road & Rail - 2.1%
CSX Corp.	137,930	8,569,591
JB Hunt Transport Services, Inc.	16,119	1,499,712
Landstar System, Inc.	5,272	504,372
Norfolk Southern Corp.	69,611	10,409,629
Old Dominion Freight Line, Inc.	3,691	455,802
Ryder System, Inc.	18,328	882,493
Union Pacific Corp.	182,518	25,229,463

Total Road & Rail		47,551,062

Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	87,987	7,551,924
Applied Materials, Inc.	207,013	6,777,606
Intel Corp.	1,082,864	50,818,807
KLA-Tencor Corp.	40,153	3,593,292
Lam Research Corp.	42,553	5,794,442
Maxim Integrated Products, Inc.	88,908	4,520,972
Microchip Technology, Inc.	41,955	3,017,404
MKS Instruments, Inc.	5,099	329,446
Monolithic Power Systems, Inc.	4,532	526,845
NVIDIA Corp.	31,506	4,206,051
Skyworks Solutions, Inc.	26,082	1,748,016
Texas Instruments, Inc.	311,200	29,408,400
Xilinx, Inc.	47,001	4,003,075

Total Semiconductors & Semiconductor Equipment		122,296,280

Software - 4.8%
Citrix Systems, Inc.	12,213	1,251,344
Intuit, Inc.	27,488	5,411,013
j2 Global, Inc.	12,345	856,496
Microsoft Corp.	1,005,137	102,091,765
Pegasystems, Inc.	3,852	184,241
Symantec Corp.	46,514	878,882

Total Software		110,673,741

Specialty Retail - 4.4%
Advance Auto Parts, Inc.	2,844	447,816
American Eagle Outfitters, Inc.	15,416	297,991
Best Buy Co., Inc.	102,479	5,427,288
Foot Locker, Inc.	18,941	1,007,661
Gap, Inc. (The)	166,723	4,294,784
Home Depot, Inc. (The)	295,085	50,701,505
Lowe’s Cos., Inc.	179,596	16,587,487
Ross Stores, Inc.	56,294	4,683,661
Tiffany & Co.	38,647	3,111,470
TJX Cos., Inc. (The)	252,028	11,275,733
Tractor Supply Co.	25,300	2,111,032
Williams-Sonoma, Inc.	36,676	1,850,304

Total Specialty Retail		101,796,732

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	645,041	101,748,767
NetApp, Inc.	50,658	3,022,763

Total Technology Hardware, Storage & Peripherals		104,771,530

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	12,069	985,072
Columbia Sportswear Co.	13,292	1,117,724
NIKE, Inc. Class B	182,847	13,556,277
PVH Corp.	4,107	381,746
Tapestry, Inc.	138,647	4,679,336

Total Textiles, Apparel & Luxury Goods		20,720,155

Tobacco - 2.7%
Altria Group, Inc.	1,252,420	61,857,024

Trading Companies & Distributors - 0.5%
Fastenal Co.	108,969	5,697,989
MSC Industrial Direct Co., Inc. Class A	14,831	1,140,801
W.W. Grainger, Inc.	14,070	3,972,805

Total Trading Companies & Distributors		10,811,595

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $2,194,124,064)		2,304,045,884
Other Assets less Liabilities - 0.3%		7,165,823

NET ASSETS - 100.0%		$2,311,211,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United Kingdom - 0.6%

Capital Markets - 0.6%
Janus Henderson Group PLC	8,966	$185,775

United States - 99.2%

Aerospace & Defense - 3.5%
Boeing Co. (The)	568	183,180
Hexcel Corp.	3,281	188,133
Huntington Ingalls Industries, Inc.	997	189,739
Spirit AeroSystems Holdings, Inc. Class A	4,361	314,384
Textron, Inc.	6,394	294,060

Total Aerospace & Defense		1,169,496

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	1,808	123,107

Airlines - 2.5%
American Airlines Group, Inc.	5,761	184,986
Delta Air Lines, Inc.	2,648	132,135
JetBlue Airways Corp.*	9,678	155,429
Southwest Airlines Co.	3,843	178,622
United Continental Holdings, Inc.*	2,029	169,888

Total Airlines		821,060

Auto Components - 1.6%
Gentex Corp.	14,864	300,401
Lear Corp.	1,946	239,086

Total Auto Components		539,487

Automobiles - 0.4%
Harley-Davidson, Inc.	3,773	128,735

Banks - 5.4%
Bank of America Corp.	9,805	241,595
Comerica, Inc.	3,409	234,164
Fifth Third Bancorp	10,156	238,971
JPMorgan Chase & Co.	1,749	170,737
M&T Bank Corp.	1,771	253,483
PacWest Bancorp	9,702	322,883
SunTrust Banks, Inc.	3,392	171,093
Zions Bancorp NA	4,572	186,263

Total Banks		1,819,189

Beverages - 0.4%
Constellation Brands, Inc. Class A	761	122,384

Biotechnology - 3.4%
AbbVie, Inc.	3,227	297,497
Amgen, Inc.	1,917	373,183
Biogen, Inc.*	435	130,900
Celgene Corp.*	5,431	348,073

Total Biotechnology		1,149,653

Building Products - 1.7%
Fortune Brands Home & Security, Inc.	7,792	296,018
Lennox International, Inc.	677	148,168
Masco Corp.	4,645	135,820

Total Building Products		580,006

Capital Markets - 4.7%
Affiliated Managers Group, Inc.	2,787	271,565
Ameriprise Financial, Inc.	2,454	256,124
Bank of New York Mellon Corp. (The)	3,703	174,300
FactSet Research Systems, Inc.	436	87,257
LPL Financial Holdings, Inc.	2,999	183,179
Morgan Stanley	6,476	256,774
Northern Trust Corp.	1,569	131,153
S&P Global, Inc.	595	101,114
SEI Investments Co.	2,270	104,874

Total Capital Markets		1,566,340

Chemicals - 1.6%
Eastman Chemical Co.	2,285	167,056
NewMarket Corp.	342	140,935
PPG Industries, Inc.	2,166	221,430

Total Chemicals		529,421

Commercial Services & Supplies - 0.4%
Republic Services, Inc.	1,716	123,706

Communications Equipment - 2.9%
Cisco Systems, Inc.	7,130	308,943
F5 Networks, Inc.*	981	158,951
Juniper Networks, Inc.	12,648	340,358
Ubiquiti Networks, Inc.	1,603	159,354

Total Communications Equipment		967,606

Construction & Engineering - 0.5%
Quanta Services, Inc.	5,012	150,861

Consumer Finance - 2.6%
Ally Financial, Inc.	10,509	238,134
Discover Financial Services	4,678	275,909
Synchrony Financial	14,909	349,765

Total Consumer Finance		863,808

Containers & Packaging - 1.0%
International Paper Co.	3,444	139,000
Sealed Air Corp.	5,328	185,627

Total Containers & Packaging		324,627

Diversified Consumer Services - 0.3%
H&R Block, Inc.	4,086	103,662

Diversified Financial Services - 1.9%
Jefferies Financial Group, Inc.	16,661	289,235
Voya Financial, Inc.	8,848	355,159

Total Diversified Financial Services		644,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2018

Investments	Shares	Value
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.	10,406	$157,651

Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,570	180,471
Emerson Electric Co.	1,893	113,107
Rockwell Automation, Inc.	1,460	219,701

Total Electrical Equipment		513,279

Electronic Equipment, Instruments & Components - 1.9%
Avnet, Inc.	6,569	237,141
Corning, Inc.	9,036	272,977
TE Connectivity Ltd.	1,690	127,815

Total Electronic Equipment, Instruments & Components		637,933

Equity Real Estate Investment Trusts (REITs) - 1.0%
SL Green Realty Corp.	4,017	317,664

Food & Staples Retailing - 2.3%
Casey’s General Stores, Inc.	1,056	135,316
Kroger Co. (The)	12,217	335,967
U.S. Foods Holding Corp.*	3,211	101,596
Walgreens Boots Alliance, Inc.	2,730	186,541

Total Food & Staples Retailing		759,420

Food Products - 0.4%
Conagra Brands, Inc.	6,523	139,331

Health Care Providers & Services - 2.9%
Amedisys, Inc.*	957	112,074
Cardinal Health, Inc.	4,502	200,789
DaVita, Inc.*	6,429	330,837
HCA Healthcare, Inc.	909	113,125
McKesson Corp.	1,978	218,510

Total Health Care Providers & Services		975,335

Hotels, Restaurants & Leisure - 6.9%
Domino’s Pizza, Inc.	526	130,443
Dunkin’ Brands Group, Inc.	4,475	286,937
Hilton Worldwide Holdings, Inc.	3,546	254,603
Hyatt Hotels Corp. Class A	4,846	327,590
Las Vegas Sands Corp.	2,219	115,499
Marriott International, Inc. Class A	2,559	277,805
McDonald’s Corp.	723	128,383
MGM Resorts International	10,396	252,207
Starbucks Corp.	4,116	265,070
Yum! Brands, Inc.	2,914	267,855

Total Hotels, Restaurants & Leisure		2,306,392

Household Durables - 3.0%
NVR, Inc.*	107	260,758
PulteGroup, Inc.	7,577	196,926
Toll Brothers, Inc.	11,615	382,482
Whirlpool Corp.	1,525	162,977

Total Household Durables		1,003,143

Household Products - 0.3%
Kimberly-Clark Corp.	919	104,711

Independent Power & Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	6,841	270,904

Industrial Conglomerates - 0.4%
3M Co.	640	121,946

Insurance - 3.3%
Aflac, Inc.	3,206	146,065
Allstate Corp. (The)	1,670	137,992
Loews Corp.	4,996	227,418
MetLife, Inc.	5,160	211,870
Primerica, Inc.	1,166	113,930
Prudential Financial, Inc.	1,920	156,576
Torchmark Corp.	1,579	117,683

Total Insurance		1,111,534

Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc.*	92	158,463
eBay, Inc.*	12,775	358,594

Total Internet & Direct Marketing Retail		517,057

IT Services - 2.3%
Akamai Technologies, Inc.*	1,976	120,694
Black Knight, Inc.*	2,281	102,782
Booz Allen Hamilton Holding Corp.	1,920	86,534
DXC Technology Co.	1,610	85,604
Fiserv, Inc.*	1,769	130,004
International Business Machines Corp.	1,328	150,954
VeriSign, Inc.*	702	104,099

Total IT Services		780,671

Leisure Products - 0.3%
Polaris Industries, Inc.	1,497	114,790

Life Sciences Tools & Services - 0.5%
Waters Corp.*	902	170,162

Machinery - 3.5%
Allison Transmission Holdings, Inc.	6,611	290,289
Cummins, Inc.	1,209	161,571
Dover Corp.	3,597	255,207
Illinois Tool Works, Inc.	1,137	144,047
Lincoln Electric Holdings, Inc.	1,268	99,982
Snap-on, Inc.	649	94,293
Toro Co. (The)	2,039	113,939

Total Machinery		1,159,328

Media - 2.8%
Charter Communications, Inc. Class A*	903	257,328
Comcast Corp. Class A	3,353	114,170
Liberty Global PLC Class C*	15,135	312,386
Omnicom Group, Inc.	1,972	144,429
Sirius XM Holdings, Inc.(a)	20,605	117,655

Total Media		945,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2018

Investments	Shares	Value
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	1,539	$109,531
Steel Dynamics, Inc.	3,489	104,809

Total Metals & Mining		214,340

Multiline Retail - 1.2%
Dollar General Corp.	917	99,109
Kohl’s Corp.	1,932	128,169
Target Corp.	2,747	181,549

Total Multiline Retail		408,827

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	7,304	320,207
Cabot Oil & Gas Corp.	7,625	170,419
ConocoPhillips	2,126	132,556
Marathon Petroleum Corp.	6,103	360,138
Occidental Petroleum Corp.	1,893	116,192
Phillips 66	3,346	288,258
Valero Energy Corp.	2,669	200,095

Total Oil, Gas & Consumable Fuels		1,587,865

Pharmaceuticals - 0.3%
Pfizer, Inc.	2,557	111,613

Professional Services - 0.4%
Robert Half International, Inc.	2,421	138,481

Road & Rail - 2.2%
CSX Corp.	2,552	158,556
Genesee & Wyoming, Inc. Class A*	2,135	158,033
Norfolk Southern Corp.	1,224	183,037
Union Pacific Corp.	1,685	232,917

Total Road & Rail		732,543

Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	10,921	357,553
Intel Corp.	3,002	140,884
KLA-Tencor Corp.	1,322	118,306
Lam Research Corp.	2,707	368,612
Maxim Integrated Products, Inc.	2,480	126,108
Skyworks Solutions, Inc.	3,081	206,489
Texas Instruments, Inc.	1,568	148,176

Total Semiconductors & Semiconductor Equipment		1,466,128

Software - 3.5%
CDK Global, Inc.	7,342	351,535
Citrix Systems, Inc.	3,058	313,323
Fair Isaac Corp.*	958	179,146
Oracle Corp.	7,354	332,033

Total Software		1,176,037

Specialty Retail - 5.5%
AutoZone, Inc.*	249	208,747
Best Buy Co., Inc.	6,362	336,931
Foot Locker, Inc.	3,418	181,838
Gap, Inc. (The)	4,996	128,697
Home Depot, Inc. (The)	837	143,813
Lowe’s Cos., Inc.	1,464	135,215
O’Reilly Automotive, Inc.*	474	163,212
Ross Stores, Inc.	1,467	122,054
Tiffany & Co.	1,547	124,549
TJX Cos., Inc. (The)	2,105	94,178
Williams-Sonoma, Inc.	4,197	211,739

Total Specialty Retail		1,850,973

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,653	260,744
Hewlett Packard Enterprise Co.	25,604	338,229
HP, Inc.	11,029	225,653
NetApp, Inc.	4,072	242,976
Western Digital Corp.	6,988	258,347

Total Technology Hardware, Storage & Peripherals		1,325,949

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	7,617	95,441
NIKE, Inc. Class B	1,680	124,555

Total Textiles, Apparel & Luxury Goods		219,996

Tobacco - 0.4%
Altria Group, Inc.	2,587	127,772

Total United States		33,195,285

TOTAL COMMON STOCKS (Cost: $34,970,782)		33,381,060

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $111,264)(c)	111,264	111,264

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $35,082,046)		33,492,324
Other Assets less Liabilities - (0.1)%		(46,331)

NET ASSETS - 100.0%		$33,445,993

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $105,886 and the total market value of the collateral held by the Fund was $111,264.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.9%

Puerto Rico - 0.1%

IT Services - 0.1%
EVERTEC, Inc.	70,609	$2,026,478

United States - 98.8%

Aerospace & Defense - 0.5%
AAR Corp.	31,290	1,168,369
Cubic Corp.	20,150	1,082,861
Moog, Inc. Class A(a)	52,070	4,034,384
National Presto Industries, Inc.	9,610	1,123,601
Triumph Group, Inc.	100,271	1,153,116

Total Aerospace & Defense		8,562,331

Air Freight & Logistics - 0.2%
Forward Air Corp.	50,071	2,746,394

Airlines - 0.4%
Allegiant Travel Co.	46,199	4,630,064
Hawaiian Holdings, Inc.	89,192	2,355,560

Total Airlines		6,985,624

Auto Components - 1.8%
Cooper Tire & Rubber Co.	81,830	2,645,564
Dana, Inc.	579,422	7,897,522
LCI Industries	128,189	8,563,025
Standard Motor Products, Inc.	52,026	2,519,619
Strattec Security Corp.	9,032	260,122
Superior Industries International, Inc.	245,936	1,182,952
Tenneco, Inc. Class A	277,270	7,594,425
Tower International, Inc.	52,461	1,248,572

Total Auto Components		31,911,801

Automobiles - 0.1%
Winnebago Industries, Inc.	90,298	2,186,115

Banks - 6.6%
1st Constitution Bancorp	4,461	88,908
1st Source Corp.	23,286	939,357
Access National Corp.	21,876	466,615
ACNB Corp.	8,896	349,168
Amalgamated Bank Class A	13,500	263,250
American National Bankshares, Inc.	12,237	358,666
Ameris Bancorp	16,111	510,235
Ames National Corp.	20,983	533,388
Arrow Financial Corp.	18,044	577,769
Banc of California, Inc.	95,358	1,269,215
BancFirst Corp.	29,202	1,457,180
Bank of Commerce Holdings	8,673	95,056
Bank of Marin Bancorp	12,195	502,922
Bank of Princeton (The)	11,712	326,765
Bankwell Financial Group, Inc.	11,165	320,547
Banner Corp.	29,490	1,577,125
Bar Harbor Bankshares	21,564	483,681
BCB Bancorp, Inc.	51,403	538,189
Berkshire Hills Bancorp, Inc.	62,408	1,683,144
Blue Hills Bancorp, Inc.	29,368	626,713
Boston Private Financial Holdings, Inc.	118,064	1,247,936
Bridge Bancorp, Inc.	26,246	669,011
Brookline Bancorp, Inc.	90,519	1,250,973
Bryn Mawr Bank Corp.	22,195	763,508
Business First Bancshares, Inc.	7,684	186,183
C&F Financial Corp.	3,718	197,835
Cadence BanCorp	118,281	1,984,755
Cambridge Bancorp	697	58,025
Camden National Corp.	16,422	590,699
Capital City Bank Group, Inc.	10,004	232,193
Capstar Financial Holdings, Inc.	27,907	411,070
CenterState Bank Corp.	46,575	979,938
Central Pacific Financial Corp.	34,961	851,300
Central Valley Community Bancorp	7,771	146,639
Century Bancorp, Inc. Class A	1,018	68,949
Chemung Financial Corp.	4,553	188,084
Citizens & Northern Corp.	23,685	625,995
City Holding Co.(a)	20,482	1,384,378
Civista Bancshares, Inc.	10,702	186,429
CNB Financial Corp.	17,273	396,415
Codorus Valley Bancorp, Inc.	7,934	168,598
Columbia Banking System, Inc.	72,638	2,636,033
Community Financial Corp. (The)	2,387	69,796
Community Trust Bancorp, Inc.	24,127	955,670
ConnectOne Bancorp, Inc.	34,155	630,843
County Bancorp, Inc.	18,039	313,337
DNB Financial Corp.	1,597	43,119
Enterprise Bancorp, Inc.	8,720	280,435
Enterprise Financial Services Corp.	7,357	276,844
Evans Bancorp, Inc.	4,795	155,885
FB Financial Corp.	4,778	167,326
Fidelity Southern Corp.	30,335	789,317
Financial Institutions, Inc.	20,727	532,684
First Bancorp	12,467	407,172
First Bancorp, Inc.	16,399	431,294
First Bancshares, Inc. (The)	2,386	72,177
First Bank	4,476	54,249
First Busey Corp.	57,410	1,408,841
First Business Financial Services, Inc.	10,467	204,211
First Choice Bancorp	20,586	465,244
First Commonwealth Financial Corp.	106,221	1,283,150
First Community Bankshares, Inc.	20,676	650,880
First Community Corp.	4,734	91,982
First Financial Bancorp	112,211	2,661,645
First Financial Corp.	13,693	549,774
First Financial Northwest, Inc.	9,832	152,101
First Guaranty Bancshares, Inc.	8,106	188,140
First Internet Bancorp	20,873	426,644
First Interstate BancSystem, Inc. Class A	34,601	1,265,013
First Merchants Corp.	46,303	1,586,804
First Midwest Bancorp, Inc.	94,915	1,880,266
First Northwest Bancorp	22,864	339,073
First of Long Island Corp. (The)	45,148	900,703
Flushing Financial Corp.	51,428	1,107,245
German American Bancorp, Inc.	17,393	483,004
Great Southern Bancorp, Inc.	12,750	586,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Great Western Bancorp, Inc.	68,486	$2,140,187
Guaranty Bancorp	34,497	715,813
Guaranty Bancshares, Inc.	8,698	259,374
Hanmi Financial Corp.	77,435	1,525,469
Hawthorn Bancshares, Inc.	3,873	81,449
Heartland Financial USA, Inc.	9,286	408,120
Heritage Commerce Corp.	49,238	558,359
Heritage Financial Corp.	25,663	762,704
Hilltop Holdings, Inc.	67,070	1,195,858
Hope Bancorp, Inc.	258,204	3,062,299
Horizon Bancorp, Inc.	36,789	580,530
Independent Bank Corp.	38,216	1,927,654
Independent Bank Group, Inc.	14,381	658,218
International Bancshares Corp.	60,322	2,075,077
Lakeland Bancorp, Inc.	63,243	936,629
Lakeland Financial Corp.	19,181	770,309
LCNB Corp.	43,280	655,692
LegacyTexas Financial Group, Inc.	44,785	1,437,151
Level One Bancorp, Inc.	8,941	200,547
Live Oak Bancshares, Inc.	21,566	319,392
Macatawa Bank Corp.	32,050	308,321
MBT Financial Corp.	27,123	252,244
Mercantile Bank Corp.	18,969	536,064
Mid Penn Bancorp, Inc.	11,729	270,002
Middlefield Banc Corp.	3,472	147,317
Midland States Bancorp, Inc.	49,190	1,098,905
MidSouth Bancorp, Inc.	2,936	31,122
MidWestOne Financial Group, Inc.	29,684	737,054
MutualFirst Financial, Inc.	6,740	179,082
National Bank Holdings Corp. Class A	24,947	770,114
NBT Bancorp, Inc.	47,679	1,649,217
Northrim BanCorp, Inc.	8,713	286,396
Norwood Financial Corp.	7,988	263,604
OFG Bancorp	19,832	326,435
Old National Bancorp	180,566	2,780,716
Old Point Financial Corp.	3,550	77,497
Old Second Bancorp, Inc.	5,756	74,828
Opus Bank	43,528	852,714
Origin Bancorp, Inc.	5,377	183,248
Orrstown Financial Services, Inc.	20,234	368,461
Park National Corp.	26,796	2,276,320
Parke Bancorp, Inc.	9,050	169,371
Peapack Gladstone Financial Corp.	5,037	126,832
Penns Woods Bancorp, Inc.	9,496	382,119
Peoples Bancorp of North Carolina, Inc.	3,787	92,630
Peoples Bancorp, Inc.	25,085	755,058
Peoples Financial Services Corp.	9,434	415,662
Plumas Bancorp	2,860	64,951
Preferred Bank	9,843	426,694
Premier Financial Bancorp, Inc.	18,633	277,818
QCR Holdings, Inc.	3,379	108,432
RBB Bancorp	11,676	205,147
Reliant Bancorp, Inc.	4,083	94,072
Renasant Corp.	61,251	1,848,555
Republic Bancorp, Inc. Class A	20,174	781,137
S&T Bancorp, Inc.	33,359	1,262,305
Sandy Spring Bancorp, Inc.	36,638	1,148,235
SB One Bancorp	2,426	49,587
ServisFirst Bancshares, Inc.	27,143	865,047
Shore Bancshares, Inc.	7,614	110,708
Sierra Bancorp	16,864	405,242
Simmons First National Corp. Class A	77,999	1,882,116
South State Corp.	36,848	2,209,038
Southern National Bancorp of Virginia, Inc.	24,652	325,899
Southside Bancshares, Inc.	48,389	1,536,351
State Bank Financial Corp.	59,789	1,290,845
Stock Yards Bancorp, Inc.	32,423	1,063,474
Summit Financial Group, Inc.	9,586	185,106
Tompkins Financial Corp.	17,542	1,315,825
Towne Bank	69,939	1,675,039
TriCo Bancshares	24,696	834,478
Trustmark Corp.	84,816	2,411,319
Two River Bancorp	3,885	59,285
Union Bankshares Corp.	69,193	1,953,318
Union Bankshares, Inc.	5,442	259,856
United Community Banks, Inc.	87,440	1,876,462
Unity Bancorp, Inc.	5,872	121,903
Univest Corp. of Pennsylvania	37,524	809,393
Washington Trust Bancorp, Inc.	24,982	1,187,394
WesBanco, Inc.	56,643	2,078,232
West Bancorporation, Inc.	41,784	797,657
Westamerica Bancorporation	29,318	1,632,426

Total Banks		118,440,099

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	5,304	940,824
MGP Ingredients, Inc.(a)	12,902	736,059

Total Beverages		1,676,883

Building Products - 1.0%
AAON, Inc.	56,372	1,976,402
Advanced Drainage Systems, Inc.	88,282	2,140,839
Apogee Enterprises, Inc.	75,970	2,267,704
Griffon Corp.	182,184	1,903,823
Insteel Industries, Inc.	14,363	348,734
Quanex Building Products Corp.	114,660	1,558,229
Simpson Manufacturing Co., Inc.	97,075	5,254,670
Universal Forest Products, Inc.	110,808	2,876,576

Total Building Products		18,326,977

Capital Markets - 2.2%
Ares Management Corp. Class A	200,398	3,563,076
Arlington Asset Investment Corp. Class A(a)	209,204	1,514,637
Artisan Partners Asset Management, Inc. Class A	223,557	4,942,845
Associated Capital Group, Inc. Class A	907	31,954
B. Riley Financial, Inc.	23,834	338,443
Cohen & Steers, Inc.	67,656	2,321,954
Diamond Hill Investment Group, Inc.	5,337	797,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Federated Investors, Inc. Class B	166,004	$4,407,406
GAIN Capital Holdings, Inc.(a)	74,263	457,460
GAMCO Investors, Inc. Class A	5,008	84,585
Greenhill & Co., Inc.	15,764	384,642
Hamilton Lane, Inc. Class A	25,164	931,068
Houlihan Lokey, Inc.	24,623	906,126
Investment Technology Group, Inc.	25,121	759,659
Ladenburg Thalmann Financial Services, Inc.	114,750	267,368
Legg Mason, Inc.	183,388	4,678,228
Moelis & Co. Class A	90,313	3,104,961
Oppenheimer Holdings, Inc. Class A	11,888	303,738
Piper Jaffray Cos.	5,316	350,005
PJT Partners, Inc. Class A	4,100	158,916
Pzena Investment Management, Inc. Class A	10,960	94,804
Silvercrest Asset Management Group, Inc. Class A	14,857	196,558
Virtu Financial, Inc. Class A	154,105	3,969,745
Virtus Investment Partners, Inc.	8,557	679,683
Waddell & Reed Financial, Inc. Class A	159,643	2,886,345
Westwood Holdings Group, Inc.	14,134	480,556

Total Capital Markets		38,612,377

Chemicals - 3.9%
A. Schulman, Inc.	106,369	203,165
Advanced Emissions Solutions, Inc.(a)	268,413	2,831,757
American Vanguard Corp.	14,375	218,356
Balchem Corp.	19,817	1,552,662
Cabot Corp.	237,723	10,207,826
Chase Corp.	7,464	746,773
FutureFuel Corp.	93,806	1,487,763
H.B. Fuller Co.	102,319	4,365,952
Hawkins, Inc.	32,361	1,325,183
Innophos Holdings, Inc.	211,079	5,177,768
Innospec, Inc.	39,978	2,469,041
Kronos Worldwide, Inc.	955,411	11,006,335
Minerals Technologies, Inc.	17,199	882,997
PolyOne Corp.	287,074	8,210,316
Quaker Chemical Corp.	16,805	2,986,417
Rayonier Advanced Materials, Inc.	170,030	1,810,819
Sensient Technologies Corp.	137,800	7,696,130
Stepan Co.	36,631	2,710,694
Tredegar Corp.	125,591	1,991,873
Valhi, Inc.	951,662	1,836,708

Total Chemicals		69,718,535

Commercial Services & Supplies - 6.7%
ABM Industries, Inc.	234,409	7,526,873
ACCO Brands Corp.	490,845	3,327,929
Brady Corp. Class A	136,986	5,953,412
Covanta Holding Corp.	1,107,602	14,864,019
Deluxe Corp.	175,879	6,760,789
Ennis, Inc.	168,862	3,250,593
Essendant, Inc.	401,792	5,054,543
Herman Miller, Inc.	196,930	5,957,132
HNI Corp.	190,319	6,743,002
Interface, Inc.	146,748	2,091,159
Kimball International, Inc. Class B	107,415	1,524,219
Knoll, Inc.	224,182	3,694,519
LSC Communications, Inc.	619,790	4,338,530
Matthews International Corp. Class A	83,810	3,404,362
McGrath RentCorp	81,647	4,203,188
Mobile Mini, Inc.	179,921	5,712,492
Multi-Color Corp.	17,982	630,988
Pitney Bowes, Inc.	2,859,214	16,897,955
Quad/Graphics, Inc.	471,344	5,806,958
RR Donnelley & Sons Co.	10,679	42,289
Steelcase, Inc. Class A	431,308	6,396,298
U.S. Ecology, Inc.	39,050	2,459,369
UniFirst Corp.	4,018	574,855
Viad Corp.	19,954	999,496
VSE Corp.	17,561	525,250

Total Commercial Services & Supplies		118,740,219

Communications Equipment - 0.7%
ADTRAN, Inc.	215,858	2,318,315
Comtech Telecommunications Corp.	56,047	1,364,184
InterDigital, Inc.	86,387	5,738,688
Plantronics, Inc.	85,766	2,838,855
TESSCO Technologies, Inc.	76,572	918,864

Total Communications Equipment		13,178,906

Construction & Engineering - 1.0%
Argan, Inc.	53,420	2,021,413
Comfort Systems USA, Inc.	35,445	1,548,237
Granite Construction, Inc.	78,285	3,153,320
KBR, Inc.	364,767	5,537,163
Primoris Services Corp.	71,600	1,369,708
Valmont Industries, Inc.	37,264	4,134,441

Total Construction & Engineering		17,764,282

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,220	441,620

Consumer Finance - 0.4%
Navient Corp.	665,430	5,862,439
Nelnet, Inc. Class A	17,139	897,055

Total Consumer Finance		6,759,494

Containers & Packaging - 1.1%
Greif, Inc. Class A	129,185	4,794,055
Greif, Inc. Class B	73,174	3,248,926
Myers Industries, Inc.	167,484	2,530,683
Owens-Illinois, Inc.*	251,573	4,337,119
Silgan Holdings, Inc.	226,782	5,356,591

Total Containers & Packaging		20,267,374

Distributors - 0.2%
Core-Mark Holding Co., Inc.	107,468	2,498,631
Weyco Group, Inc.	40,593	1,184,098

Total Distributors		3,682,729

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Diversified Consumer Services - 0.5%
Carriage Services, Inc.	12,852	$199,206
Collectors Universe, Inc.	28,767	326,793
Graham Holdings Co. Class B	4,835	3,097,204
Strategic Education, Inc.	45,716	5,185,109

Total Diversified Consumer Services		8,808,312

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	15,059	336,267

Diversified Telecommunication Services - 1.6%
ATN International, Inc.	18,911	1,352,704
Cogent Communications Holdings, Inc.	291,701	13,187,802
Consolidated Communications Holdings, Inc.(a)	1,271,089	12,558,359
IDT Corp. Class B*	118,532	733,713

Total Diversified Telecommunication Services		27,832,578

Electric Utilities - 1.2%
El Paso Electric Co.	131,680	6,601,118
Genie Energy Ltd. Class B	181,249	1,092,932
MGE Energy, Inc.	97,868	5,868,165
Otter Tail Corp.	153,514	7,620,435
Spark Energy, Inc. Class A	68,975	512,484

Total Electric Utilities		21,695,134

Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	4,573	204,367
AZZ, Inc.	43,636	1,761,149
Encore Wire Corp.	5,379	269,918
LSI Industries, Inc.	214,089	678,662
Powell Industries, Inc.	35,905	897,984
Preformed Line Products Co.	8,818	478,377

Total Electrical Equipment		4,290,457

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	651,144	9,929,946
Badger Meter, Inc.	47,443	2,334,670
Bel Fuse, Inc. Class B	16,954	312,293
Belden, Inc.	27,274	1,139,235
Benchmark Electronics, Inc.	161,795	3,426,818
CTS Corp.	25,039	648,260
Daktronics, Inc.	184,734	1,367,031
KEMET Corp.	88,196	1,546,958
Mesa Laboratories, Inc.	3,078	641,424
Methode Electronics, Inc.	95,170	2,216,509
MTS Systems Corp.	50,451	2,024,599
Park Electrochemical Corp.	57,130	1,032,339
PC Connection, Inc.	31,079	923,979
Vishay Intertechnology, Inc.	314,415	5,662,614

Total Electronic Equipment, Instruments & Components		33,206,675

Energy Equipment & Services - 1.4%
Archrock, Inc.	1,052,426	7,882,671
Liberty Oilfield Services, Inc. Class A(a)	121,859	1,578,074
Mammoth Energy Services, Inc.	139,365	2,505,783
RPC, Inc.(a)	1,034,540	10,210,910
U.S. Silica Holdings, Inc.(a)	241,774	2,461,259

Total Energy Equipment & Services		24,638,697

Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A(a)	389,366	4,781,414
Marcus Corp. (The)	47,855	1,890,273

Total Entertainment		6,671,687

Equity Real Estate Investment Trusts (REITs) - 12.4%
Acadia Realty Trust	103,546	2,460,253
Agree Realty Corp.	60,060	3,550,747
Alexander’s, Inc.	8,631	2,630,211
American Assets Trust, Inc.	52,284	2,100,248
American Finance Trust, Inc.	263,575	3,510,819
Armada Hoffler Properties, Inc.	99,093	1,393,248
Ashford Hospitality Trust, Inc.	514,452	2,057,808
Bluerock Residential Growth REIT, Inc.	89,631	808,472
Braemar Hotels & Resorts, Inc.	82,881	740,127
Brandywine Realty Trust	375,901	4,837,846
Brookfield Property REIT, Inc. Class A	402,024	6,472,586
BRT Apartments Corp.	47,275	540,826
CareTrust REIT, Inc.	162,572	3,001,079
CatchMark Timber Trust, Inc. Class A	189,249	1,343,668
Cedar Realty Trust, Inc.	49,116	154,224
Chatham Lodging Trust	120,167	2,124,553
Chesapeake Lodging Trust	137,073	3,337,728
CIM Commercial Trust Corp.	26,048	395,409
Clipper Realty, Inc.(a)	31,223	408,085
Columbia Property Trust, Inc.	175,689	3,399,582
Community Healthcare Trust, Inc.	54,194	1,562,413
Condor Hospitality Trust, Inc.	43,197	297,627
CoreCivic, Inc.	364,501	6,499,053
CorEnergy Infrastructure Trust, Inc.	49,730	1,645,068
CorePoint Lodging, Inc.	174,023	2,131,782
Corporate Office Properties Trust	208,394	4,382,526
DiamondRock Hospitality Co.	427,254	3,879,466
Easterly Government Properties, Inc.	136,542	2,140,979
Empire State Realty Trust, Inc. Class A	180,658	2,570,763
Essential Properties Realty Trust, Inc.	111,704	1,545,983
Four Corners Property Trust, Inc.	125,928	3,299,314
Franklin Street Properties Corp.	62,322	388,266
GEO Group, Inc. (The)	388,758	7,658,533
Getty Realty Corp.	92,182	2,711,073
Gladstone Commercial Corp.	98,052	1,757,092
Gladstone Land Corp.(a)	25,728	295,357
Global Medical REIT, Inc.	98,193	872,936
Global Net Lease, Inc.	293,608	5,173,373
Government Properties Income Trust	365,633	2,511,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	115,918	$2,208,238
Hersha Hospitality Trust	90,876	1,593,965
Independence Realty Trust, Inc.	286,542	2,630,456
Industrial Logistics Properties Trust(a)	360,942	7,099,728
InfraREIT, Inc.	99,045	2,081,926
Innovative Industrial Properties, Inc.(a)	3,678	166,944
Investors Real Estate Trust	29,060	1,425,955
iStar, Inc.	121,759	1,116,530
Jernigan Capital, Inc.	50,069	992,368
Kite Realty Group Trust	183,548	2,586,191
Lexington Realty Trust	765,416	6,284,065
LTC Properties, Inc.	72,278	3,012,547
Mack-Cali Realty Corp.	118,326	2,318,006
MedEquities Realty Trust, Inc.	212,435	1,453,055
Monmouth Real Estate Investment Corp.	171,998	2,132,775
National Storage Affiliates Trust	96,817	2,561,778
New Senior Investment Group, Inc.	197,271	812,756
NexPoint Residential Trust, Inc.	39,041	1,368,387
NorthStar Realty Europe Corp.	95,496	1,388,512
One Liberty Properties, Inc.	63,213	1,531,019
Outfront Media, Inc.	399,098	7,231,656
Pebblebrook Hotel Trust	126,089	3,569,580
Pennsylvania Real Estate Investment Trust(a)	154,399	917,130
Piedmont Office Realty Trust, Inc. Class A	182,020	3,101,621
PotlatchDeltic Corp.	112,100	3,546,844
Preferred Apartment Communities, Inc. Class A	134,617	1,892,715
QTS Realty Trust, Inc. Class A	82,895	3,071,260
Retail Opportunity Investments Corp.	191,046	3,033,810
Retail Properties of America, Inc. Class A	411,519	4,464,981
RPT Realty	164,628	1,967,305
Safety Income & Growth, Inc.	31,308	588,903
Saul Centers, Inc.	36,927	1,743,693
Select Income REIT	416,090	3,062,422
Seritage Growth Properties Class A(a)	35,785	1,156,929
SITE Centers Corp.	388,333	4,298,846
STAG Industrial, Inc.	227,041	5,648,780
Summit Hotel Properties, Inc.	306,327	2,980,562
Tanger Factory Outlet Centers, Inc.	200,647	4,057,082
Terreno Realty Corp.	65,696	2,310,528
Tier REIT, Inc.	88,179	1,819,133
UMH Properties, Inc.	87,143	1,031,773
Universal Health Realty Income Trust	25,034	1,536,337
Urban Edge Properties	143,157	2,379,269
Urstadt Biddle Properties, Inc. Class A	72,217	1,388,011
Washington Prime Group, Inc.	704,578	3,424,249
Washington Real Estate Investment Trust	117,256	2,696,888
Whitestone REIT	140,736	1,725,423
Xenia Hotels & Resorts, Inc.	249,879	4,297,919

Total Equity Real Estate Investment Trusts (REITs)		220,299,872

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	74,654	2,231,408
Ingles Markets, Inc. Class A	34,406	936,531
PriceSmart, Inc.	46,225	2,731,898
SpartanNash Co.	197,830	3,398,719
Village Super Market, Inc. Class A	55,054	1,472,144
Weis Markets, Inc.	95,563	4,566,000

Total Food & Staples Retailing		15,336,700

Food Products - 1.6%
Alico, Inc.	10,764	317,538
B&G Foods, Inc.(a)	534,200	15,443,722
Calavo Growers, Inc.	29,086	2,122,115
Dean Foods Co.	88,422	336,888
J&J Snack Foods Corp.	29,229	4,226,221
John B. Sanfilippo & Son, Inc.	11,210	623,949
Limoneira Co.	29,159	570,058
Sanderson Farms, Inc.	39,070	3,879,260
Tootsie Roll Industries, Inc.	49,212	1,643,681

Total Food Products		29,163,432

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	39,003	3,170,944
Northwest Natural Holding Co.	108,307	6,548,241
RGC Resources, Inc.	12,232	366,471
South Jersey Industries, Inc.	420,175	11,680,865

Total Gas Utilities		21,766,521

Health Care Equipment & Supplies - 0.5%
Atrion Corp.	2,290	1,697,073
CONMED Corp.	53,266	3,419,677
Invacare Corp.	23,368	100,483
LeMaitre Vascular, Inc.	21,411	506,156
Meridian Bioscience, Inc.	154,114	2,675,419
Utah Medical Products, Inc.	5,915	491,418

Total Health Care Equipment & Supplies		8,890,226

Health Care Providers & Services - 1.3%
Ensign Group, Inc. (The)	34,950	1,355,711
National HealthCare Corp.	51,087	4,007,775
National Research Corp.	65,838	2,511,061
Owens & Minor, Inc.	117,106	741,281
Patterson Cos., Inc.	611,509	12,022,267
U.S. Physical Therapy, Inc.	17,366	1,777,410

Total Health Care Providers & Services		22,415,505

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	31,127	781,288
Simulations Plus, Inc.	25,918	515,768

Total Health Care Technology		1,297,056

Hotels, Restaurants & Leisure - 3.1%
BBX Capital Corp.	52,336	299,885
BJ’s Restaurants, Inc.	29,401	1,486,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Bloomin’ Brands, Inc.	237,958	$4,257,069
Bluegreen Vacations Corp.(a)	435,836	5,635,359
Boyd Gaming Corp.	149,175	3,099,856
Brinker International, Inc.(a)	154,772	6,806,873
Cheesecake Factory, Inc. (The)(a)	172,623	7,510,827
Dave & Buster’s Entertainment, Inc.	67,658	3,014,840
Dine Brands Global, Inc.	73,291	4,935,416
International Speedway Corp. Class A	37,608	1,649,487
Jack in the Box, Inc.	62,436	4,846,907
Nathan’s Famous, Inc.	6,099	405,279
Papa John’s International, Inc.(a)	78,889	3,140,571
RCI Hospitality Holdings, Inc.	8,422	188,063
Red Rock Resorts, Inc. Class A	161,963	3,289,468
Ruth’s Hospitality Group, Inc.	72,384	1,645,288
Speedway Motorsports, Inc.	129,932	2,113,994
Wingstop, Inc.	23,923	1,535,617

Total Hotels, Restaurants & Leisure		55,861,608

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	46,559	933,042
Ethan Allen Interiors, Inc.	153,769	2,704,797
Flexsteel Industries, Inc.	50,422	1,113,318
Hamilton Beach Brands Holding Co. Class A	14,774	346,598
Hooker Furniture Corp.	33,352	878,492
KB Home	65,311	1,247,440
La-Z-Boy, Inc.	117,040	3,243,178
Lifetime Brands, Inc.	25,260	253,358
MDC Holdings, Inc.	324,840	9,131,252
Tupperware Brands Corp.	495,882	15,654,995

Total Household Durables		35,506,470

Household Products - 1.4%
Energizer Holdings, Inc.	188,730	8,521,160
Oil-Dri Corp. of America	26,464	701,296
Spectrum Brands Holdings, Inc.	265,538	11,218,980
WD-40 Co.	24,314	4,455,784

Total Household Products		24,897,220

Independent Power & Renewable Electricity Producers - 3.4%
Clearway Energy, Inc. Class A	364,424	6,166,054
Clearway Energy, Inc. Class C	675,890	11,659,103
Ormat Technologies, Inc.	41,683	2,180,021
Pattern Energy Group, Inc. Class A	1,053,333	19,613,060
TerraForm Power, Inc. Class A	1,821,793	20,440,517

Total Independent Power & Renewable Electricity Producers		60,058,755

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	73,527	2,660,942

Insurance - 1.0%
AMERISAFE, Inc.	7,679	435,323
Crawford & Co. Class A	44,330	394,537
Crawford & Co. Class B	20,142	181,278
Donegal Group, Inc. Class A	35,313	481,846
EMC Insurance Group, Inc.	33,751	1,074,969
Employers Holdings, Inc.	20,220	848,633
FBL Financial Group, Inc. Class A	22,999	1,509,884
FedNat Holding Co.	5,767	114,879
HCI Group, Inc.	14,810	752,496
Heritage Insurance Holdings, Inc.	21,893	322,265
Horace Mann Educators Corp.	43,705	1,636,752
Independence Holding Co.	3,134	110,317
Investors Title Co.	812	143,464
Kingstone Cos., Inc.	8,324	147,252
Kinsale Capital Group, Inc.	6,796	377,586
National Western Life Group, Inc. Class A	314	94,420
Navigators Group, Inc. (The)	889	61,777
ProAssurance Corp.	67,718	2,746,642
Protective Insurance Corp. Class B	13,188	219,580
Safety Insurance Group, Inc.	25,703	2,102,763
State Auto Financial Corp.	29,652	1,009,354
Stewart Information Services Corp.	14,760	611,064
Tiptree, Inc.	26,680	149,141
United Fire Group, Inc.	22,411	1,242,690
United Insurance Holdings Corp.	11,078	184,116
Universal Insurance Holdings, Inc.	26,996	1,023,688

Total Insurance		17,976,716

Internet & Direct Marketing Retail - 0.4%
Nutrisystem, Inc.	88,326	3,875,745
PetMed Express, Inc.(a)	131,544	3,059,713

Total Internet & Direct Marketing Retail		6,935,458

IT Services - 1.4%
Cass Information Systems, Inc.	30,639	1,621,416
CSG Systems International, Inc.	109,197	3,469,188
Hackett Group, Inc. (The)	72,692	1,163,799
ManTech International Corp. Class A	63,823	3,337,624
NIC, Inc.	211,533	2,639,932
Presidio, Inc.	126,966	1,656,906
Science Applications International Corp.	97,310	6,198,647
Switch, Inc. Class A(a)	95,939	671,573
TTEC Holdings, Inc.	125,163	3,575,907

Total IT Services		24,334,992

Leisure Products - 0.6%
Acushnet Holdings Corp.	227,287	4,788,937
Callaway Golf Co.	32,152	491,926
Clarus Corp.	36,666	371,060
Escalade, Inc.	59,459	680,805
Johnson Outdoors, Inc. Class A	9,454	555,328
Marine Products Corp.	103,418	1,748,798
Sturm Ruger & Co., Inc.	34,694	1,846,415

Total Leisure Products		10,483,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Life Sciences Tools & Services - 0.1%
Luminex Corp.	57,110	$1,319,812

Machinery - 4.3%
Actuant Corp. Class A	15,140	317,789
Alamo Group, Inc.	9,175	709,411
Albany International Corp. Class A	45,562	2,844,436
Altra Industrial Motion Corp.	223,310	5,616,246
Astec Industries, Inc.	46,573	1,406,039
Briggs & Stratton Corp.	250,723	3,279,457
Columbus McKinnon Corp.	20,768	625,947
DMC Global, Inc.	8,671	304,526
Douglas Dynamics, Inc.	85,521	3,069,349
Eastern Co. (The)	16,112	389,588
EnPro Industries, Inc.	42,023	2,525,582
ESCO Technologies, Inc.	21,957	1,448,064
Federal Signal Corp.	118,947	2,367,045
Franklin Electric Co., Inc.	68,335	2,930,205
Global Brass & Copper Holdings, Inc.	33,191	834,754
Gorman-Rupp Co. (The)	58,318	1,890,086
Graham Corp.	29,140	665,558
Greenbrier Cos., Inc. (The)	105,734	4,180,722
Hillenbrand, Inc.	165,947	6,294,370
Hurco Cos., Inc.	9,720	347,004
Hyster-Yale Materials Handling, Inc.	33,619	2,083,033
John Bean Technologies Corp.	22,330	1,603,517
Kadant, Inc.	14,737	1,200,476
Lindsay Corp.	20,604	1,983,135
Miller Industries, Inc.	40,142	1,083,834
Mueller Industries, Inc.	132,788	3,101,928
Mueller Water Products, Inc. Class A	416,663	3,791,633
NN, Inc.	280,411	1,881,558
Omega Flex, Inc.	17,799	962,392
Park-Ohio Holdings Corp.	23,517	721,737
REV Group, Inc.(a)	205,410	1,542,629
Spartan Motors, Inc.	79,149	572,247
Standex International Corp.	18,600	1,249,548
Sun Hydraulics Corp.	41,381	1,373,435
Tennant Co.	38,264	1,993,937
Terex Corp.	139,145	3,836,228
Titan International, Inc.	57,370	267,344
Wabash National Corp.	186,415	2,438,308
Watts Water Technologies, Inc. Class A	39,843	2,571,069

Total Machinery		76,304,166

Marine - 0.2%
Matson, Inc.	135,885	4,351,038

Media - 4.2%
Emerald Expositions Events, Inc.	247,964	3,059,876
Entercom Communications Corp. Class A	1,067,160	6,093,483
Entravision Communications Corp. Class A	664,602	1,933,992
EW Scripps Co. (The) Class A	106,071	1,668,497
Gannett Co., Inc.	973,688	8,305,559
John Wiley & Sons, Inc. Class A	165,594	7,777,950
Meredith Corp.	216,271	11,233,116
National CineMedia, Inc.	999,321	6,475,600
New Media Investment Group, Inc.	1,000,252	11,572,916
Saga Communications, Inc. Class A	21,172	703,545
Scholastic Corp.	59,438	2,392,974
Sinclair Broadcast Group, Inc. Class A	265,902	7,003,859
TEGNA, Inc.	622,029	6,761,455

Total Media		74,982,822

Metals & Mining - 2.3%
Carpenter Technology Corp.	136,415	4,857,738
Commercial Metals Co.	434,175	6,955,483
Compass Minerals International, Inc.	284,415	11,857,261
Gold Resource Corp.	54,072	216,288
Haynes International, Inc.	42,645	1,125,828
Hecla Mining Co.	391,774	924,587
Kaiser Aluminum Corp.	52,196	4,660,581
Materion Corp.	21,614	972,414
Olympic Steel, Inc.	7,485	106,811
Schnitzer Steel Industries, Inc. Class A	112,211	2,418,147
Synalloy Corp.	16,546	274,498
Worthington Industries, Inc.	183,039	6,377,079

Total Metals & Mining		40,746,715

Multi-Utilities - 0.2%
Unitil Corp.	58,574	2,966,187

Multiline Retail - 0.4%
Big Lots, Inc.	220,023	6,363,065
Dillard’s, Inc. Class A	18,615	1,122,671

Total Multiline Retail		7,485,736

Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	14,260	552,005
Arch Coal, Inc. Class A	46,163	3,831,067
Berry Petroleum Corp.	492,395	4,308,456
Evolution Petroleum Corp.	240,174	1,637,987
Green Plains, Inc.	160,782	2,107,852
Hallador Energy Co.	126,915	643,459
NACCO Industries, Inc. Class A	12,867	436,191
Panhandle Oil and Gas, Inc. Class A	19,990	309,845
SemGroup Corp. Class A	1,233,029	16,991,140
SM Energy Co.	84,353	1,305,784
World Fuel Services Corp.	85,844	1,837,920

Total Oil, Gas & Consumable Fuels		33,961,706

Paper & Forest Products - 1.6%
Boise Cascade Co.	82,436	1,966,099
Domtar Corp.	373,745	13,129,662
Neenah, Inc.	60,649	3,573,439
PH Glatfelter Co.	286,100	2,792,336
Schweitzer-Mauduit International, Inc.	275,321	6,896,791

Total Paper & Forest Products		28,358,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Personal Products - 0.5%
Inter Parfums, Inc.	84,805	$5,560,664
Medifast, Inc.	24,696	3,087,494
Natural Health Trends Corp.(a)	50,604	935,668

Total Personal Products		9,583,826

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	39,019	1,254,851

Professional Services - 1.1%
Barrett Business Services, Inc.	15,230	871,917
BG Staffing, Inc.	77,378	1,597,856
CRA International, Inc.	20,655	878,870
Exponent, Inc.	84,015	4,260,401
Heidrick & Struggles International, Inc.	42,856	1,336,679
ICF International, Inc.	13,923	901,932
Kelly Services, Inc. Class A	69,568	1,424,753
Kforce, Inc.	79,078	2,445,092
Korn/Ferry International	69,861	2,762,304
Navigant Consulting, Inc.	49,152	1,182,105
Resources Connection, Inc.	151,870	2,156,554

Total Professional Services		19,818,463

Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	532	27,930
Griffin Industrial Realty, Inc.	2,992	95,445
Kennedy-Wilson Holdings, Inc.	240,919	4,377,498
Newmark Group, Inc. Class A	229,648	1,841,777
RE/MAX Holdings, Inc. Class A	24,732	760,509
Realogy Holdings Corp.(a)	113,239	1,662,349
RMR Group, Inc. (The) Class A	8,888	471,775

Total Real Estate Management & Development		9,237,283

Road & Rail - 0.5%
ArcBest Corp.	35,556	1,218,149
Heartland Express, Inc.	47,727	873,404
Marten Transport Ltd.	43,407	702,759
Schneider National, Inc. Class B	105,463	1,968,994
Universal Logistics Holdings, Inc.	80,384	1,454,146
Werner Enterprises, Inc.	112,444	3,321,596

Total Road & Rail		9,539,048

Semiconductors & Semiconductor Equipment - 0.8%
Brooks Automation, Inc.	150,453	3,938,860
Cohu, Inc.	67,405	1,083,198
NVE Corp.	27,763	2,430,373
Power Integrations, Inc.	40,663	2,479,630
Xperi Corp.	262,451	4,826,474

Total Semiconductors & Semiconductor Equipment		14,758,535

Software - 1.2%
American Software, Inc. Class A	168,502	1,760,846
Ebix, Inc.(a)	28,076	1,194,915
Monotype Imaging Holdings, Inc.	157,212	2,439,930
Progress Software Corp.	105,957	3,760,414
QAD, Inc. Class A	19,808	779,049
TiVo Corp.	1,214,972	11,432,886

Total Software		21,368,040

Specialty Retail - 7.0%
Abercrombie & Fitch Co. Class A	377,799	7,574,870
Barnes & Noble, Inc.	879,467	6,235,421
Bed Bath & Beyond, Inc.	1,018,276	11,526,884
Buckle, Inc. (The)(a)	353,877	6,843,981
Caleres, Inc.	59,751	1,662,870
Camping World Holdings, Inc. Class A(a)	115,092	1,320,105
Cato Corp. (The) Class A	249,621	3,562,092
Chico’s FAS, Inc.	1,021,686	5,741,875
Children’s Place, Inc. (The)	44,995	4,053,600
Citi Trends, Inc.	26,090	531,975
Dick’s Sporting Goods, Inc.	257,565	8,036,028
DSW, Inc. Class A	410,521	10,139,869
GameStop Corp. Class A	1,619,462	20,437,610
Group 1 Automotive, Inc.	54,401	2,868,021
Guess?, Inc.	481,483	10,000,402
Haverty Furniture Cos., Inc.	95,180	1,787,480
Lithia Motors, Inc. Class A	50,095	3,823,751
Monro, Inc.	47,178	3,243,488
Office Depot, Inc.	2,637,513	6,804,784
Shoe Carnival, Inc.	25,798	864,491
Sonic Automotive, Inc. Class A	83,797	1,153,047
Tailored Brands, Inc.	326,892	4,458,807
Tile Shop Holdings, Inc.	282,907	1,550,330
Winmark Corp.	2,120	337,080

Total Specialty Retail		124,558,861

Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	34,563	653,241
Movado Group, Inc.	51,566	1,630,517
Oxford Industries, Inc.	41,879	2,975,084
Rocky Brands, Inc.	21,004	546,104
Steven Madden Ltd.	208,848	6,319,740
Superior Group of Cos., Inc.	35,089	619,321

Total Textiles, Apparel & Luxury Goods		12,744,007

Thrifts & Mortgage Finance - 1.2%
BankFinancial Corp.	18,973	283,646
Capitol Federal Financial, Inc.	140,963	1,800,098
Dime Community Bancshares, Inc.	60,647	1,029,786
ESSA Bancorp, Inc.	12,096	188,819
Federal Agricultural Mortgage Corp. Class C	13,058	789,226
First Defiance Financial Corp.	18,718	458,778
FS Bancorp, Inc.	1,301	55,787
Hingham Institution for Savings	885	175,000
Home Bancorp, Inc.	6,004	212,542
Kearny Financial Corp.	51,010	653,948
Luther Burbank Corp.	68,029	613,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2018

Investments	Shares	Value
Meridian Bancorp, Inc.	24,042	$344,281
Meta Financial Group, Inc.	8,691	168,518
Northfield Bancorp, Inc.	76,490	1,036,439
Northwest Bancshares, Inc.	154,940	2,624,684
OceanFirst Financial Corp.	38,634	869,651
Oritani Financial Corp.	129,861	1,915,450
Provident Financial Holdings, Inc.	10,526	163,153
Provident Financial Services, Inc.	86,247	2,081,140
Prudential Bancorp, Inc.	2,809	49,438
Riverview Bancorp, Inc.	12,794	93,140
SI Financial Group, Inc.	24,676	314,125
Southern Missouri Bancorp, Inc.	4,499	152,516
Standard AVB Financial Corp.	1,568	46,852
Sterling Bancorp, Inc.	45,647	317,247
Territorial Bancorp, Inc.	18,676	485,202
Timberland Bancorp, Inc.	5,964	132,997
TrustCo Bank Corp.	145,475	997,959
United Community Financial Corp.	43,783	387,480
United Financial Bancorp, Inc.	70,916	1,042,465
Walker & Dunlop, Inc.	24,093	1,042,022
Waterstone Financial, Inc.	38,839	650,942
Western New England Bancorp, Inc.	21,182	212,667
WSFS Financial Corp.	11,655	441,841

Total Thrifts & Mortgage Finance		21,831,461

Tobacco - 2.0%
Turning Point Brands, Inc.	18,855	513,233
Universal Corp.	158,905	8,604,706
Vector Group Ltd.	2,737,703	26,637,850

Total Tobacco		35,755,789

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	104,290	5,625,403
H&E Equipment Services, Inc.	263,492	5,380,507
Kaman Corp.	50,836	2,851,391
Rush Enterprises, Inc. Class A	63,921	2,203,996
Rush Enterprises, Inc. Class B	11,342	403,775
Systemax, Inc.	74,624	1,782,767

Total Trading Companies & Distributors		18,247,839

Water Utilities - 1.2%
American States Water Co.	87,797	5,885,911
Artesian Resources Corp. Class A	25,598	892,602
California Water Service Group	110,418	5,262,522
Connecticut Water Service, Inc.	33,575	2,245,160
Global Water Resources, Inc.	90,243	915,064
Middlesex Water Co.	44,473	2,372,635
SJW Group	63,517	3,532,816
York Water Co. (The)	32,687	1,047,945

Total Water Utilities		22,154,655

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	42,347	1,873,855
Spok Holdings, Inc.	102,304	1,356,551

Total Wireless Telecommunication Services		3,230,406

Total United States		1,759,925,882

TOTAL COMMON STOCKS (Cost: $1,947,905,963)		1,761,952,360

EXCHANGE-TRADED FUND - 0.9%

United States - 0.9%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $16,643,583)	491,565	15,548,201

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $41,374,987)(d)	41,374,987	41,374,987

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $2,005,924,533)		1,818,875,548
Other Assets less Liabilities - (2.1)%		(36,857,247)

NET ASSETS - 100.0%		$1,782,018,301

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $54,406,829 and the total market value of the collateral held by the Fund was $56,172,527. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,797,540.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Puerto Rico - 0.4%

Banks - 0.2%
First BanCorp	150,435	$1,293,741

IT Services - 0.2%
EVERTEC, Inc.	35,676	1,023,901

Total Puerto Rico		2,317,642

United States - 99.4%

Aerospace & Defense - 0.6%
AAR Corp.	23,917	893,061
Aerovironment, Inc.*	8,106	550,803
Astronics Corp.*	18,759	571,212
Ducommun, Inc.*	1,686	61,235
Engility Holdings, Inc.*	9,521	270,968
National Presto Industries, Inc.	4,838	565,659
Sparton Corp.*	3,350	60,936
Vectrus, Inc.*	20,083	433,391
Wesco Aircraft Holdings, Inc.*	67,400	532,460

Total Aerospace & Defense		3,939,725

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc.*	85,369	1,947,267
Atlas Air Worldwide Holdings, Inc.*	42,909	1,810,331
Echo Global Logistics, Inc.*	17,554	356,873
Forward Air Corp.	21,230	1,164,465
Hub Group, Inc. Class A*	29,868	1,107,207
Radiant Logistics, Inc.*	23,728	100,844

Total Air Freight & Logistics		6,486,987

Airlines - 0.5%
Hawaiian Holdings, Inc.	125,979	3,327,105

Auto Components - 4.3%
American Axle & Manufacturing Holdings, Inc.*	477,701	5,302,481
Cooper Tire & Rubber Co.	45,075	1,457,275
Cooper-Standard Holdings, Inc.*	39,964	2,482,564
Dana, Inc.	371,241	5,060,015
Gentherm, Inc.*	15,622	624,568
LCI Industries	35,431	2,366,791
Modine Manufacturing Co.*	105,174	1,136,931
Motorcar Parts of America, Inc.*	8,696	144,701
Shiloh Industries, Inc.*	36,911	215,191
Standard Motor Products, Inc.	15,675	759,140
Stoneridge, Inc.*	27,000	665,550
Tenneco, Inc. Class A	186,019	5,095,060
Tower International, Inc.	46,619	1,109,532
VOXX International Corp.*	13,483	53,393

Total Auto Components		26,473,192

Automobiles - 0.3%
Winnebago Industries, Inc.	69,970	1,693,974

Banks - 12.2%
1st Source Corp.	18,973	765,371
Access National Corp.	14,921	318,265
Allegiance Bancshares, Inc.*	9,744	315,413
American National Bankshares, Inc.	6,711	196,699
Ameris Bancorp	30,477	965,207
Arrow Financial Corp.	11,425	365,828
Atlantic Capital Bancshares, Inc.*	12,890	211,009
Banc of California, Inc.	17,854	237,637
BancFirst Corp.	24,088	1,201,991
Bancorp, Inc. (The)*	107,661	856,982
Bank of Commerce Holdings	13,599	149,045
Bank of Marin Bancorp	7,267	299,691
Banner Corp.	24,535	1,312,132
Bar Harbor Bankshares	15,490	347,441
Baycom Corp.*	7,235	167,056
BCB Bancorp, Inc.	9,975	104,438
Berkshire Hills Bancorp, Inc.	40,524	1,092,932
Blue Hills Bancorp, Inc.	12,254	261,500
Boston Private Financial Holdings, Inc.	69,084	730,218
Bridge Bancorp, Inc.	10,975	279,753
Brookline Bancorp, Inc.	56,701	783,608
Bryn Mawr Bank Corp.	16,139	555,182
Byline Bancorp, Inc.*	13,000	216,580
C&F Financial Corp.	3,512	186,874
Cadence BanCorp	81,311	1,364,399
Cambridge Bancorp	3,032	252,414
Camden National Corp.	14,830	533,435
Capital City Bank Group, Inc.	7,827	181,665
Capstar Financial Holdings, Inc.	8,120	119,608
Carolina Financial Corp.	13,934	412,307
CBTX, Inc.	12,009	353,065
Central Pacific Financial Corp.	23,760	578,556
Central Valley Community Bancorp	10,630	200,588
Century Bancorp, Inc. Class A	5,026	340,411
Chemung Financial Corp.	3,494	144,337
Citizens & Northern Corp.	7,115	188,049
City Holding Co.	11,392	769,985
Civista Bancshares, Inc.	5,608	97,691
CNB Financial Corp.	14,394	330,342
Codorus Valley Bancorp, Inc.	8,157	173,336
Community Trust Bancorp, Inc.	15,016	594,784
ConnectOne Bancorp, Inc.	30,737	567,712
Customers Bancorp, Inc.*	39,436	717,735
Eagle Bancorp, Inc.*	29,458	1,434,899
Enterprise Bancorp, Inc.	10,281	330,637
Enterprise Financial Services Corp.	22,531	847,842
Equity Bancshares, Inc. Class A*	9,370	330,292
Esquire Financial Holdings, Inc.*	4,207	91,292
Farmers & Merchants Bancorp, Inc.	4,266	164,198
Farmers National Banc Corp.	25,313	322,488
FB Financial Corp.	24,253	849,340
Fidelity Southern Corp.	18,965	493,469
Financial Institutions, Inc.	14,691	377,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
First Bancorp	24,580	$802,783
First Bancshares, Inc. (The)	6,519	197,200
First Bank	13,874	168,153
First Busey Corp.	38,071	934,262
First Business Financial Services, Inc.	7,605	148,374
First Commonwealth Financial Corp.	84,653	1,022,608
First Community Bankshares, Inc.	9,822	309,197
First Community Corp.	4,594	89,261
First Financial Corp.	10,908	437,956
First Financial Northwest, Inc.	10,172	157,361
First Foundation, Inc.*	28,641	368,323
First Internet Bancorp	10,710	218,912
First Merchants Corp.	41,526	1,423,096
First Mid-Illinois Bancshares, Inc.	10,892	347,673
First of Long Island Corp. (The)	17,906	357,225
Flushing Financial Corp.	25,470	548,369
Franklin Financial Network, Inc.*	15,603	411,451
German American Bancorp, Inc.	16,682	463,259
Great Southern Bancorp, Inc.	13,726	631,808
Green Bancorp, Inc.	28,797	493,581
Guaranty Bancorp	24,394	506,175
Guaranty Bancshares, Inc.	5,728	170,809
Hanmi Financial Corp.	31,619	622,894
HarborOne Bancorp, Inc.*	10,118	160,775
Heartland Financial USA, Inc.	23,919	1,051,240
Heritage Commerce Corp.	28,003	317,554
Heritage Financial Corp.	17,487	519,714
Hilltop Holdings, Inc.	81,354	1,450,542
HomeTrust Bancshares, Inc.	11,267	294,970
Hope Bancorp, Inc.	154,780	1,835,691
Horizon Bancorp, Inc.	32,378	510,925
Independent Bank Corp.	18,122	380,924
Independent Bank Group, Inc.	26,948	1,233,410
Investar Holding Corp.	5,574	138,235
Lakeland Bancorp, Inc.	41,855	619,873
Lakeland Financial Corp.	18,629	748,141
LCNB Corp.	6,807	103,126
LegacyTexas Financial Group, Inc.	37,499	1,203,343
Live Oak Bancshares, Inc.	65,379	968,263
Macatawa Bank Corp.	29,208	280,981
Mercantile Bank Corp.	13,875	392,107
Metropolitan Bank Holding Corp.*	6,659	205,430
Midland States Bancorp, Inc.	13,680	305,611
MidWestOne Financial Group, Inc.	10,199	253,241
National Bank Holdings Corp. Class A	16,907	521,919
National Bankshares, Inc.	3,559	129,654
National Commerce Corp.*	11,449	412,164
NBT Bancorp, Inc.	32,043	1,108,367
Nicolet Bankshares, Inc.*	8,474	413,531
Northeast Bancorp	9,725	162,699
Northrim BanCorp, Inc.	4,788	157,382
OFG Bancorp	40,780	671,239
Old Line Bancshares, Inc.	9,365	246,487
Old Second Bancorp, Inc.	22,568	293,384
Opus Bank	24,518	480,308
Origin Bancorp, Inc.	11,782	401,531
Orrstown Financial Services, Inc.	6,367	115,943
Pacific Premier Bancorp, Inc.*	42,849	1,093,506
Park National Corp.	12,877	1,093,901
Parke Bancorp, Inc.	12,206	228,435
Peapack Gladstone Financial Corp.	16,571	417,258
People’s Utah Bancorp	12,592	379,649
Peoples Bancorp, Inc.	14,948	449,935
Preferred Bank	15,483	671,188
QCR Holdings, Inc.	13,330	427,760
RBB Bancorp	15,769	277,061
Reliant Bancorp, Inc.	5,404	124,508
Republic Bancorp, Inc. Class A	18,585	719,611
Republic First Bancorp, Inc.*	11,180	66,745
S&T Bancorp, Inc.	27,505	1,040,789
Sandy Spring Bancorp, Inc.	27,876	873,634
SB One Bancorp	4,031	82,394
Seacoast Banking Corp. of Florida*	29,750	774,095
ServisFirst Bancshares, Inc.	38,705	1,233,528
Shore Bancshares, Inc.	10,312	149,936
Sierra Bancorp	10,534	253,132
SmartFinancial, Inc.*	8,208	149,960
Southern First Bancshares, Inc.*	6,709	215,158
Southern National Bancorp of Virginia, Inc.	22,996	304,007
Southside Bancshares, Inc.	23,648	750,824
Spirit of Texas Bancshares, Inc.*	3,586	81,689
State Bank Financial Corp.	31,290	675,551
Stock Yards Bancorp, Inc.	17,806	584,037
Tompkins Financial Corp.	11,311	848,438
Towne Bank	49,104	1,176,041
TriCo Bancshares	17,314	585,040
TriState Capital Holdings, Inc.*	24,349	473,832
Triumph Bancorp, Inc.*	12,280	364,716
United Community Banks, Inc.	70,614	1,515,376
Univest Corp. of Pennsylvania	20,388	439,769
Veritex Holdings, Inc.*	16,728	357,645
Washington Trust Bancorp, Inc.	14,155	672,787
West Bancorporation, Inc.	15,408	294,139
Westamerica Bancorporation	14,223	791,937

Total Banks		74,640,732

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	1,069	189,619
Craft Brew Alliance, Inc.*	5,194	74,326
MGP Ingredients, Inc.	8,953	510,769

Total Beverages		774,714

Biotechnology - 0.5%
BioSpecifics Technologies Corp.*	2,895	175,437
ChemoCentryx, Inc.*	17,956	195,900
Eagle Pharmaceuticals, Inc.*	10,929	440,329
Enanta Pharmaceuticals, Inc.*	14,515	1,028,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Palatin Technologies, Inc.*	154,085	$109,154
REGENXBIO, Inc.*	24,623	1,032,935
Surface Oncology, Inc.*	26,164	110,935
Vanda Pharmaceuticals, Inc.*	7,341	191,820

Total Biotechnology		3,284,608

Building Products - 2.4%
AAON, Inc.	17,509	613,866
Advanced Drainage Systems, Inc.	37,653	913,085
American Woodmark Corp.*	15,574	867,160
Apogee Enterprises, Inc.	34,285	1,023,407
Builders FirstSource, Inc.*	178,285	1,945,089
Continental Building Products, Inc.*	37,017	942,083
CSW Industrials, Inc.*	11,914	576,042
Gibraltar Industries, Inc.*	26,252	934,309
Griffon Corp.	15,182	158,652
Insteel Industries, Inc.	17,491	424,681
JELD-WEN Holding, Inc.*	106,515	1,513,578
NCI Building Systems, Inc.*	72,987	529,156
Patrick Industries, Inc.*	52,886	1,565,954
PGT Innovations, Inc.*	44,468	704,818
Quanex Building Products Corp.	24,049	326,826
Universal Forest Products, Inc.	73,978	1,920,469

Total Building Products		14,959,175

Capital Markets - 1.8%
Artisan Partners Asset Management, Inc. Class A	60,722	1,342,564
B. Riley Financial, Inc.	18,971	269,388
Blucora, Inc.*	20,072	534,718
Cohen & Steers, Inc.	34,488	1,183,628
Diamond Hill Investment Group, Inc.	3,892	581,659
Donnelley Financial Solutions, Inc.*	49,441	693,657
GAIN Capital Holdings, Inc.(a)	41,563	256,028
Greenhill & Co., Inc.	8,774	214,086
Hamilton Lane, Inc. Class A	14,821	548,377
INTL FCStone, Inc.*	10,249	374,908
Investment Technology Group, Inc.	3,236	97,857
Oppenheimer Holdings, Inc. Class A	13,626	348,144
Piper Jaffray Cos.	6,788	446,922
PJT Partners, Inc. Class A	2,542	98,528
Pzena Investment Management, Inc. Class A	38,318	331,451
Victory Capital Holdings, Inc. Class A*	60,573	619,056
Virtus Investment Partners, Inc.	10,704	850,219
Waddell & Reed Financial, Inc. Class A	98,410	1,779,253
Westwood Holdings Group, Inc.	7,187	244,358

Total Capital Markets		10,814,801

Chemicals - 2.7%
A. Schulman, Inc.	14,030	26,797
Advanced Emissions Solutions, Inc.	54,258	572,422
AdvanSix, Inc.*	35,243	857,815
American Vanguard Corp.	19,260	292,560
Chase Corp.	6,394	639,720
Ferro Corp.*	68,562	1,075,052
FutureFuel Corp.	49,384	783,230
Hawkins, Inc.	6,351	260,074
Innophos Holdings, Inc.	19,457	477,280
Innospec, Inc.	21,695	1,339,883
Koppers Holdings, Inc.*	30,540	520,402
Kraton Corp.*	42,979	938,661
Kronos Worldwide, Inc.	392,025	4,516,128
Minerals Technologies, Inc.	43,591	2,237,962
OMNOVA Solutions, Inc.*	20,680	151,584
Stepan Co.	19,839	1,468,086
Trecora Resources*	10,730	83,694

Total Chemicals		16,241,350

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	37,938	1,218,189
ACCO Brands Corp.	236,098	1,600,744
ARC Document Solutions, Inc.*	42,680	87,494
Casella Waste Systems, Inc. Class A*	5,997	170,855
Charah Solutions, Inc.*	29,860	249,331
Ennis, Inc.	26,658	513,167
Heritage-Crystal Clean, Inc.*	11,390	262,084
Herman Miller, Inc.	60,198	1,820,989
HNI Corp.	26,173	927,309
Interface, Inc.	59,382	846,194
Kimball International, Inc. Class B	36,620	519,638
Knoll, Inc.	45,702	753,169
Matthews International Corp. Class A	27,350	1,110,957
McGrath RentCorp	19,536	1,005,713
Multi-Color Corp.	19,124	671,061
Pitney Bowes, Inc.	383,038	2,263,755
Quad/Graphics, Inc.	34,033	419,287
RR Donnelley & Sons Co.	149,291	591,192
SP Plus Corp.*	26,700	788,718
Steelcase, Inc. Class A	117,620	1,744,305
U.S. Ecology, Inc.	10,580	666,328
Viad Corp.	11,555	578,790
VSE Corp.	14,699	439,647

Total Commercial Services & Supplies		19,248,916

Communications Equipment - 0.4%
Applied Optoelectronics, Inc.*(a)	17,979	277,416
CalAmp Corp.*	6,741	87,700
Casa Systems, Inc.*	125,160	1,643,351
Clearfield, Inc.*	6,095	60,462
Comtech Telecommunications Corp.	9,616	234,053
Digi International, Inc.*	7,952	80,236
NETGEAR, Inc.*	6,923	360,204

Total Communications Equipment		2,743,422

Construction & Engineering - 1.3%
Ameresco, Inc. Class A*	31,272	440,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Argan, Inc.	16,639	$629,620
Comfort Systems USA, Inc.	31,749	1,386,796
Construction Partners, Inc. Class A*	72,628	641,305
Dycom Industries, Inc.*	30,788	1,663,784
MYR Group, Inc.*	12,972	365,421
Northwest Pipe Co.*	11,498	267,788
NV5 Global, Inc.*	5,870	355,429
Orion Group Holdings, Inc.*	15,577	66,825
Primoris Services Corp.	38,460	735,740
Sterling Construction Co., Inc.*	27,641	301,010
Tutor Perini Corp.*	62,115	991,977

Total Construction & Engineering		7,846,630

Construction Materials - 0.4%
Forterra, Inc.*(a)	28,632	107,656
Summit Materials, Inc. Class A*	107,804	1,336,770
United States Lime & Minerals, Inc.	4,305	305,655
US Concrete, Inc.*	12,105	427,064

Total Construction Materials		2,177,145

Consumer Finance - 0.7%
Curo Group Holdings Corp.*	6,019	57,120
Elevate Credit, Inc.*	19,666	88,104
Encore Capital Group, Inc.*(a)	38,879	913,656
Enova International, Inc.*	46,749	909,735
EZCORP, Inc. Class A*	54,888	424,284
PRA Group, Inc.*	26,594	648,096
Regional Management Corp.*	14,653	352,405
World Acceptance Corp.*	7,672	784,539

Total Consumer Finance		4,177,939

Containers & Packaging - 0.0%
UFP Technologies, Inc.*	4,713	141,579

Distributors - 0.1%
Core-Mark Holding Co., Inc.	19,328	449,376
Funko, Inc. Class A*(a)	14,674	192,963
Weyco Group, Inc.	9,043	263,784

Total Distributors		906,123

Diversified Consumer Services - 0.6%
American Public Education, Inc.*	11,347	322,936
Bridgepoint Education, Inc.*	29,466	206,557
Career Education Corp.*	67,155	766,910
Carriage Services, Inc.	17,562	272,211
Collectors Universe, Inc.	7,331	83,280
K12, Inc.*	17,115	424,281
Sotheby’s*	36,383	1,445,860

Total Diversified Consumer Services		3,522,035

Diversified Financial Services - 0.1%
Marlin Business Services Corp.	9,284	207,312
On Deck Capital, Inc.*	29,836	176,032

Total Diversified Financial Services		383,344

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	9,332	667,518
Bandwidth, Inc. Class A*	7,150	291,362
Globalstar, Inc.*(a)	3,119,454	1,995,515

Total Diversified Telecommunication Services		2,954,395

Electric Utilities - 0.2%
Genie Energy Ltd. Class B	21,441	129,289
Otter Tail Corp.	23,761	1,179,496
Spark Energy, Inc. Class A	12,218	90,780

Total Electric Utilities		1,399,565

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	3,738	167,051
Atkore International Group, Inc.*	81,672	1,620,372
AZZ, Inc.	10,819	436,655
Encore Wire Corp.	20,679	1,037,672
Enphase Energy, Inc.*	52,644	249,006
LSI Industries, Inc.	12,146	38,503
Preformed Line Products Co.	5,838	316,712
Sunrun, Inc.*	67,337	733,300
Thermon Group Holdings, Inc.*	10,256	207,992
TPI Composites, Inc.*	12,550	308,479
Vicor Corp.*	10,984	415,085

Total Electrical Equipment		5,530,827

Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc.*	36,196	1,965,805
Badger Meter, Inc.	5,524	271,836
Bel Fuse, Inc. Class B	10,220	188,252
Benchmark Electronics, Inc.	38,700	819,666
Control4 Corp.*	17,574	309,302
CTS Corp.	18,814	487,094
Daktronics, Inc.	15,960	118,104
Electro Scientific Industries, Inc.*	54,607	1,636,026
ePlus, Inc.*	10,420	741,591
FARO Technologies, Inc.*	1,690	68,682
Insight Enterprises, Inc.*	48,712	1,985,014
KEMET Corp.	81,266	1,425,406
Kimball Electronics, Inc.*	28,861	447,057
Knowles Corp.*	58,354	776,692
Mesa Laboratories, Inc.	493	102,736
Methode Electronics, Inc.	73,082	1,702,080
MTS Systems Corp.	9,759	391,629
Napco Security Technologies, Inc.*	7,712	121,464
nLight, Inc.*(a)	10,168	180,787
OSI Systems, Inc.*	8,822	646,653
Park Electrochemical Corp.	3,450	62,341
PC Connection, Inc.	25,320	752,764
PCM, Inc.*	3,428	60,367
Plexus Corp.*	26,313	1,344,068
Sanmina Corp.*	51,319	1,234,735
ScanSource, Inc.*	20,311	698,292
TTM Technologies, Inc.*	235,305	2,289,518
Vishay Precision Group, Inc.*	11,628	351,514

Total Electronic Equipment, Instruments & Components		21,179,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Energy Equipment & Services - 3.1%
C&J Energy Services, Inc.*	113,613	$1,533,776
Covia Holdings Corp.*(a)	170,603	583,462
Era Group, Inc.*	7,414	64,798
Forum Energy Technologies, Inc.*	158,842	656,018
FTS International, Inc.*	580,794	4,129,445
Helix Energy Solutions Group, Inc.*	88,046	476,329
Keane Group, Inc.*	152,010	1,243,442
Liberty Oilfield Services, Inc. Class A(a)	149,260	1,932,917
Mammoth Energy Services, Inc.	147,448	2,651,115
NCS Multistage Holdings, Inc.*	22,621	115,141
Newpark Resources, Inc.*	51,498	353,791
ProPetro Holding Corp.*	123,122	1,516,863
SEACOR Holdings, Inc.*	24,506	906,722
Select Energy Services, Inc. Class A*	69,716	440,605
Smart Sand, Inc.*(a)	99,228	220,286
Solaris Oilfield Infrastructure, Inc. Class A(a)	62,697	758,007
U.S. Silica Holdings, Inc.(a)	112,711	1,147,398
Unit Corp.*	32,632	465,985

Total Energy Equipment & Services		19,196,100

Entertainment - 0.1%
Marcus Corp. (The)	18,330	724,035
Reading International, Inc. Class A*	12,399	180,281

Total Entertainment		904,316

Equity Real Estate Investment Trusts (REITs) - 2.8%
Agree Realty Corp.	10,134	599,122
Alexander & Baldwin, Inc.	30,726	564,744
Alexander’s, Inc.	2,120	646,049
American Assets Trust, Inc.	4,266	171,365
Armada Hoffler Properties, Inc.	10,053	141,345
Braemar Hotels & Resorts, Inc.	11,938	106,606
BRT Apartments Corp.	26,864	307,324
CareTrust REIT, Inc.	20,998	387,623
Chatham Lodging Trust	20,426	361,132
Chesapeake Lodging Trust	40,544	987,246
Community Healthcare Trust, Inc.	2,524	72,767
CorEnergy Infrastructure Trust, Inc.	5,206	172,214
Easterly Government Properties, Inc.	4,268	66,922
Essential Properties Realty Trust, Inc.	7,534	104,271
Four Corners Property Trust, Inc.	29,124	763,049
Franklin Street Properties Corp.	9,019	56,188
Getty Realty Corp.	13,210	388,506
Gladstone Land Corp.	5,027	57,710
Global Net Lease, Inc.	8,663	152,642
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,579	315,830
Independence Realty Trust, Inc.	18,675	171,437
Industrial Logistics Properties Trust	58,964	1,159,830
InfraREIT, Inc.	8,638	181,571
Innovative Industrial Properties, Inc.(a)	1,213	55,058
iStar, Inc.	47,182	432,659
Jernigan Capital, Inc.	11,030	218,615
Lexington Realty Trust	267,072	2,192,661
LTC Properties, Inc.	33,953	1,415,161
Mack-Cali Realty Corp.	14,690	287,777
MedEquities Realty Trust, Inc.	21,751	148,777
Monmouth Real Estate Investment Corp.	28,498	353,375
National Storage Affiliates Trust	2,243	59,350
NorthStar Realty Europe Corp.	25,560	371,642
One Liberty Properties, Inc.	8,097	196,109
Retail Opportunity Investments Corp.	27,007	428,871
RPT Realty	28,447	339,942
Safety Income & Growth, Inc.	3,911	73,566
Saul Centers, Inc.	7,508	354,528
Summit Hotel Properties, Inc.	74,613	725,985
Tier REIT, Inc.	4,660	96,136
Universal Health Realty Income Trust	3,861	236,950
Urstadt Biddle Properties, Inc. Class A	11,615	223,240
Washington Prime Group, Inc.	132,783	645,325
Washington Real Estate Investment Trust	8,155	187,565
Whitestone REIT	9,780	119,903

Total Equity Real Estate Investment Trusts (REITs)		17,098,688

Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	15,034	449,366
Chefs’ Warehouse, Inc. (The)*	5,805	185,644
Ingles Markets, Inc. Class A	29,949	815,212
Natural Grocers by Vitamin Cottage, Inc.*	6,636	101,730
PriceSmart, Inc.	19,474	1,150,913
Smart & Final Stores, Inc.*	10,855	51,453
SpartanNash Co.	42,791	735,149
United Natural Foods, Inc.*	190,854	2,021,144
Village Super Market, Inc. Class A	9,627	257,426
Weis Markets, Inc.	20,252	967,641

Total Food & Staples Retailing		6,735,678

Food Products - 0.7%
B&G Foods, Inc.(a)	36,796	1,063,772
Calavo Growers, Inc.	7,091	517,359
Hostess Brands, Inc.*	143,238	1,567,024
John B. Sanfilippo & Son, Inc.	6,635	369,304
Landec Corp.*	12,237	144,886
Limoneira Co.	7,893	154,308
Simply Good Foods Co. (The)*	30,695	580,136

Total Food Products		4,396,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Gas Utilities - 0.1%
Chesapeake Utilities Corp.	7,256	$589,913

Health Care Equipment & Supplies - 0.6%
AngioDynamics, Inc.*	3,941	79,332
Anika Therapeutics, Inc.*	8,755	294,256
Atrion Corp.	530	392,772
CONMED Corp.	9,488	609,130
FONAR Corp.*	13,002	263,161
Heska Corp.*	1,155	99,446
IntriCon Corp.*	2,967	78,269
iRadimed Corp.*(a)	2,503	61,223
Lantheus Holdings, Inc.*	21,149	330,982
LeMaitre Vascular, Inc.	11,760	278,006
Meridian Bioscience, Inc.	19,475	338,086
OraSure Technologies, Inc.*	18,612	217,388
Orthofix Medical, Inc.*	3,250	170,593
STAAR Surgical Co.*	1,869	59,640
Tactile Systems Technology, Inc.*	1,469	66,913
Utah Medical Products, Inc.	2,943	244,504
Varex Imaging Corp.*	14,149	335,048

Total Health Care Equipment & Supplies		3,918,749

Health Care Providers & Services - 0.8%
Addus HomeCare Corp.*	2,831	192,168
Apollo Medical Holdings, Inc.*	4,503	89,385
CorVel Corp.*	8,239	508,511
Cross Country Healthcare, Inc.*	18,031	132,167
Magellan Health, Inc.*	23,345	1,328,097
National HealthCare Corp.	9,069	711,463
National Research Corp.	8,997	343,146
Providence Service Corp. (The)*	2,219	133,184
RadNet, Inc.*	13,785	140,194
Tivity Health, Inc.*	45,530	1,129,599
U.S. Physical Therapy, Inc.	1,544	158,028

Total Health Care Providers & Services		4,865,942

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	2,945	73,920
HealthStream, Inc.	6,800	164,220
NextGen Healthcare, Inc.*	14,793	224,114
Simulations Plus, Inc.	6,007	119,539

Total Health Care Technology		581,793

Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	158,577	908,646
BJ’s Restaurants, Inc.	11,861	599,811
Bloomin’ Brands, Inc.	87,317	1,562,101
Bluegreen Vacations Corp.	90,141	1,165,523
Bojangles’, Inc.*	18,724	301,082
Brinker International, Inc.	42,858	1,884,895
Carrols Restaurant Group, Inc.*	14,436	142,050
Chuy’s Holdings, Inc.*	6,163	109,332
Del Taco Restaurants, Inc.*	26,569	265,424
Denny’s Corp.*	37,175	602,607
Dine Brands Global, Inc.	10,942	736,834
El Pollo Loco Holdings, Inc.*	6,495	98,529
Fiesta Restaurant Group, Inc.*	11,513	178,567
Habit Restaurants, Inc. (The) Class A*	74,170	778,785
International Speedway Corp. Class A	24,969	1,095,140
J Alexander’s Holdings, Inc.*	13,798	113,557
Monarch Casino & Resort, Inc.*	11,088	422,896
Nathan’s Famous, Inc.	950	63,127
Papa John’s International, Inc.	12,186	485,125
RCI Hospitality Holdings, Inc.	8,936	199,541
Red Lion Hotels Corp.*	13,420	110,044
Red Robin Gourmet Burgers, Inc.*	5,879	157,087
Ruth’s Hospitality Group, Inc.	24,612	559,431
Shake Shack, Inc. Class A*	43,711	1,985,354
Speedway Motorsports, Inc.	38,799	631,260
Town Sports International Holdings, Inc.*	42,723	273,427
Wingstop, Inc.	4,910	315,173

Total Hotels, Restaurants & Leisure		15,745,348

Household Durables - 5.5%
Bassett Furniture Industries, Inc.	10,299	206,392
Beazer Homes USA, Inc.*	53,832	510,327
Cavco Industries, Inc.*	7,442	970,288
Century Communities, Inc.*	68,625	1,184,467
Ethan Allen Interiors, Inc.	24,991	439,592
Flexsteel Industries, Inc.	8,926	197,086
Green Brick Partners, Inc.*	87,848	636,020
Hamilton Beach Brands Holding Co. Class A	15,156	355,560
Hooker Furniture Corp.	15,856	417,647
Installed Building Products, Inc.*	19,427	654,496
KB Home	194,108	3,707,463
La-Z-Boy, Inc.	54,176	1,501,217
LGI Homes, Inc.*(a)	51,294	2,319,515
M/I Homes, Inc.*	58,715	1,234,189
MDC Holdings, Inc.	97,996	2,754,668
Meritage Homes Corp.*	76,963	2,826,081
New Home Co., Inc. (The)*	36,085	188,725
Taylor Morrison Home Corp. Class A*	218,507	3,474,261
TopBuild Corp.*	39,293	1,768,185
TRI Pointe Group, Inc.*	332,749	3,636,947
Tupperware Brands Corp.	73,516	2,320,900
Turtle Beach Corp.*	32,290	460,778
Universal Electronics, Inc.*	4,180	105,670
William Lyon Homes Class A*	112,193	1,199,343
ZAGG, Inc.*	64,753	633,284

Total Household Durables		33,703,101

Household Products - 0.2%
Central Garden and Pet Co. Class A*	47,660	1,489,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Independent Power & Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc. Class A	97,221	$1,810,255

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	22,072	798,786

Insurance - 2.5%
Ambac Financial Group, Inc.*	122,807	2,117,193
AMERISAFE, Inc.	11,955	677,729
EMC Insurance Group, Inc.	10,070	320,730
Employers Holdings, Inc.	37,352	1,567,663
FBL Financial Group, Inc. Class A	17,189	1,128,458
FedNat Holding Co.	15,550	309,756
HCI Group, Inc.	7,251	368,423
Health Insurance Innovations, Inc. Class A*(a)	6,375	170,404
Heritage Insurance Holdings, Inc.	12,593	185,369
Horace Mann Educators Corp.	18,800	704,060
Independence Holding Co.	8,182	288,006
Investors Title Co.	1,639	289,579
Kingstone Cos., Inc.	3,906	69,097
Kinsale Capital Group, Inc.	6,157	342,083
National Western Life Group, Inc. Class A	4,195	1,261,436
Navigators Group, Inc. (The)	17,096	1,188,001
Safety Insurance Group, Inc.	8,620	705,202
State Auto Financial Corp.	20,244	689,106
Stewart Information Services Corp.	12,054	499,036
United Fire Group, Inc.	10,793	598,472
United Insurance Holdings Corp.	19,079	317,093
Universal Insurance Holdings, Inc.	42,510	1,611,979

Total Insurance		15,408,875

Interactive Media & Services - 0.2%
Care.com, Inc.*	4,255	82,164
Cars.com, Inc.*	31,175	670,263
QuinStreet, Inc.*	18,172	294,932
Travelzoo*	8,186	80,468

Total Interactive Media & Services		1,127,827

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc. Class A*	30,125	368,429
Duluth Holdings, Inc. Class B*(a)	12,793	322,767
Leaf Group Ltd.*	28,046	192,115
Nutrisystem, Inc.	18,935	830,868
PetMed Express, Inc.(a)	25,025	582,081
Shutterstock, Inc.	17,779	640,222

Total Internet & Direct Marketing Retail		2,936,482

IT Services - 1.2%
Carbonite, Inc.*	2,753	69,541
Cass Information Systems, Inc.	7,148	378,272
CSG Systems International, Inc.	25,375	806,164
ExlService Holdings, Inc.*	18,355	965,840
GreenSky, Inc. Class A*	92,836	888,441
Hackett Group, Inc. (The)	26,496	424,201
Information Services Group, Inc.*	17,404	73,793
NIC, Inc.	69,075	862,056
Perficient, Inc.*	10,117	225,204
Presidio, Inc.	34,690	452,704
PRGX Global, Inc.*	6,614	62,635
Sykes Enterprises, Inc.*	27,324	675,723
TTEC Holdings, Inc.	19,876	567,857
Unisys Corp.*	52,607	611,819
Virtusa Corp.*	1,489	63,417

Total IT Services		7,127,667

Leisure Products - 1.2%
Acushnet Holdings Corp.	72,625	1,530,209
American Outdoor Brands Corp.*	25,752	331,171
Callaway Golf Co.	101,676	1,555,643
Clarus Corp.	6,346	64,221
Johnson Outdoors, Inc. Class A	11,995	704,586
Malibu Boats, Inc. Class A*	28,291	984,527
Marine Products Corp.	24,578	415,614
MasterCraft Boat Holdings, Inc.*	26,168	489,341
Nautilus, Inc.*	29,974	326,717
Sturm Ruger & Co., Inc.	13,399	713,095

Total Leisure Products		7,115,124

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	40,493	1,529,016
Luminex Corp.	16,936	391,391
NeoGenomics, Inc.*	6,449	81,322
Pacific Biosciences of California, Inc.*	39,341	291,123

Total Life Sciences Tools & Services		2,292,852

Machinery - 5.0%
Alamo Group, Inc.	12,218	944,696
Altra Industrial Motion Corp.	29,973	753,821
Blue Bird Corp.*	22,168	403,236
Chart Industries, Inc.*	9,918	644,968
Columbus McKinnon Corp.	17,555	529,108
Commercial Vehicle Group, Inc.*	92,495	527,221
DMC Global, Inc.	5,633	197,831
Douglas Dynamics, Inc.	16,512	592,616
Energy Recovery, Inc.*(a)	55,463	373,266
EnPro Industries, Inc.	23,370	1,404,537
ESCO Technologies, Inc.	13,795	909,780
Evoqua Water Technologies Corp.*	23,047	221,251
Federal Signal Corp.	63,005	1,253,799
Franklin Electric Co., Inc.	32,459	1,391,842
Global Brass & Copper Holdings, Inc.	30,087	756,688
Gorman-Rupp Co. (The)	16,787	544,067
Greenbrier Cos., Inc. (The)	40,502	1,601,449
Hurco Cos., Inc.	7,668	273,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Hyster-Yale Materials Handling, Inc.	15,281	$946,811
Kadant, Inc.	7,850	639,461
L.B. Foster Co. Class A*	7,591	120,697
Lindsay Corp.	2,980	286,825
Lydall, Inc.*	28,382	576,438
Meritor, Inc.*	177,401	2,999,851
Milacron Holdings Corp.*	32,899	391,169
Miller Industries, Inc.	17,111	461,997
Mueller Industries, Inc.	47,159	1,101,634
Mueller Water Products, Inc. Class A	99,381	904,367
Omega Flex, Inc.	5,135	277,649
Park-Ohio Holdings Corp.	21,697	665,881
REV Group, Inc.	72,581	545,083
Spartan Motors, Inc.	36,402	263,186
SPX Corp.*	14,171	396,930
SPX FLOW, Inc.*	34,225	1,041,124
Standex International Corp.	11,443	768,741
Sun Hydraulics Corp.	12,733	422,608
Tennant Co.	6,142	320,060
TriMas Corp.*	37,989	1,036,720
Twin Disc, Inc.*	14,578	215,026
Wabash National Corp.	85,735	1,121,414
Welbilt, Inc.*	167,462	1,860,503

Total Machinery		30,688,099

Marine - 0.2%
Matson, Inc.	42,867	1,372,601

Media - 1.7%
Emerald Expositions Events, Inc.	61,090	753,851
EW Scripps Co. (The) Class A	30,358	477,531
Gannett Co., Inc.	92,371	787,925
Gray Television, Inc.*	119,653	1,763,685
Lee Enterprises, Inc.*	144,806	305,541
Loral Space & Communications, Inc.*	44,678	1,664,255
MSG Networks, Inc. Class A*	110,610	2,605,972
National CineMedia, Inc.	255,495	1,655,608
New Media Investment Group, Inc.	29,292	338,908
Scholastic Corp.	1,445	58,176
TechTarget, Inc.*	17,454	213,113

Total Media		10,624,565

Metals & Mining - 2.4%
AK Steel Holding Corp.*(a)	367,373	826,589
Carpenter Technology Corp.	47,571	1,694,003
Century Aluminum Co.*	51,870	379,170
Compass Minerals International, Inc.	21,980	916,346
Gold Resource Corp.	32,843	131,372
Kaiser Aluminum Corp.	14,497	1,294,437
Materion Corp.	13,677	615,328
Olympic Steel, Inc.	27,480	392,140
Ramaco Resources, Inc.*	57,175	283,016
Ryerson Holding Corp.*	200,187	1,269,186
Schnitzer Steel Industries, Inc. Class A	63,704	1,372,821
Synalloy Corp.	11,757	195,049
Universal Stainless & Alloy Products, Inc.*	7,692	124,687
Warrior Met Coal, Inc.	218,816	5,275,654

Total Metals & Mining		14,769,798

Multi-Utilities - 0.1%
Unitil Corp.	8,391	424,920

Multiline Retail - 0.8%
Big Lots, Inc.	83,065	2,402,240
Dillard’s, Inc. Class A(a)	38,206	2,304,204

Total Multiline Retail		4,706,444

Oil, Gas & Consumable Fuels - 5.2%
Adams Resources & Energy, Inc.	2,872	111,175
Arch Coal, Inc. Class A	45,677	3,790,734
Bonanza Creek Energy, Inc.*	78,395	1,620,425
Callon Petroleum Co.*	319,437	2,073,146
Carrizo Oil & Gas, Inc.*	109,267	1,233,624
CONSOL Energy, Inc.*	61,695	1,956,348
Contura Energy, Inc.*(a)	33,043	2,172,247
Denbury Resources, Inc.*	964,674	1,649,593
Earthstone Energy, Inc. Class A*	38,068	172,067
Evolution Petroleum Corp.	33,756	230,216
Gulfport Energy Corp.*	750,315	4,914,563
Hallador Energy Co.	18,299	92,776
NACCO Industries, Inc. Class A	13,352	452,633
Overseas Shipholding Group, Inc. Class A*	562,541	933,818
Panhandle Oil and Gas, Inc. Class A	2,928	45,384
Par Pacific Holdings, Inc.*	41,346	586,286
Penn Virginia Corp.*	2,628	142,070
Renewable Energy Group, Inc.*	71,822	1,845,825
REX American Resources Corp.*	8,046	548,013
Ring Energy, Inc.*	47,111	239,324
SilverBow Resources, Inc.*	27,702	654,875
SRC Energy, Inc.*	697,680	3,279,096
W&T Offshore, Inc.*	679,271	2,798,597
World Fuel Services Corp.	19,906	426,188

Total Oil, Gas & Consumable Fuels		31,969,023

Paper & Forest Products - 0.8%
Boise Cascade Co.	59,842	1,427,232
Clearwater Paper Corp.*	27,198	662,815
Neenah, Inc.	8,410	495,517
PH Glatfelter Co.	13,008	126,958
Schweitzer-Mauduit International, Inc.	46,149	1,156,033
Verso Corp. Class A*	55,830	1,250,592

Total Paper & Forest Products		5,119,147

Personal Products - 0.4%
elf Beauty, Inc.*	22,116	191,524
Inter Parfums, Inc.	10,849	711,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Lifevantage Corp.*	8,151	$107,512
Medifast, Inc.	5,197	649,729
Natural Health Trends Corp.(a)	26,273	485,788

Total Personal Products		2,145,922

Pharmaceuticals - 0.9%
ANI Pharmaceuticals, Inc.*	3,955	178,054
Corcept Therapeutics, Inc.*	65,519	875,334
Innoviva, Inc.*	162,284	2,831,856
Phibro Animal Health Corp. Class A	29,911	961,937
Prestige Consumer Healthcare, Inc.*	31,301	966,575

Total Pharmaceuticals		5,813,756

Professional Services - 1.2%
Barrett Business Services, Inc.	8,117	464,698
BG Staffing, Inc.	8,312	171,643
CBIZ, Inc.*	44,016	867,115
CRA International, Inc.	4,602	195,815
Forrester Research, Inc.	5,267	235,435
GP Strategies Corp.*	15,526	195,783
Heidrick & Struggles International, Inc.	10,378	323,690
ICF International, Inc.	10,648	689,777
InnerWorkings, Inc.*	35,627	133,245
Kelly Services, Inc. Class A	53,046	1,086,382
Kforce, Inc.	25,986	803,487
Mistras Group, Inc.*	10,437	150,084
Navigant Consulting, Inc.	13,599	327,056
Resources Connection, Inc.	19,850	281,870
TrueBlue, Inc.*	42,999	956,728
WageWorks, Inc.*	22,528	611,861
Willdan Group, Inc.*	3,466	121,241

Total Professional Services		7,615,910

Real Estate Management & Development - 0.8%
Consolidated-Tomoka Land Co.	5,687	298,567
Five Point Holdings LLC Class A*(a)	101,152	701,995
HFF, Inc. Class A	30,908	1,024,909
Marcus & Millichap, Inc.*	25,414	872,463
RE/MAX Holdings, Inc. Class A	20,436	628,407
RMR Group, Inc. (The) Class A	18,629	988,827
St. Joe Co. (The)*	27,340	360,068

Total Real Estate Management & Development		4,875,236

Road & Rail - 0.9%
ArcBest Corp.	23,411	802,061
Covenant Transportation Group, Inc. Class A*	25,823	495,802
Heartland Express, Inc.	45,074	824,854
Marten Transport Ltd.	39,115	633,272
PAM Transportation Services, Inc.*	6,947	273,781
Saia, Inc.*	24,197	1,350,676
Universal Logistics Holdings, Inc.	36,463	659,616
US Xpress Enterprises, Inc. Class A*	13,643	76,537
USA Truck, Inc.*	8,938	133,802

Total Road & Rail		5,250,401

Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. Class A*(a)	11,115	120,931
Advanced Energy Industries, Inc.*	63,417	2,722,492
Amkor Technology, Inc.*	347,025	2,276,484
Axcelis Technologies, Inc.*	36,143	643,345
AXT, Inc.*	43,733	190,239
Ceva, Inc.*	5,836	128,917
Cohu, Inc.	26,765	430,113
Diodes, Inc.*	37,109	1,197,136
FormFactor, Inc.*	25,270	356,054
Nanometrics, Inc.*	30,656	837,828
NVE Corp.	2,292	200,642
Photronics, Inc.*	42,642	412,775
Power Integrations, Inc.	15,249	929,884
Rudolph Technologies, Inc.*	32,180	658,725
Ultra Clean Holdings, Inc.*	108,127	915,836

Total Semiconductors & Semiconductor Equipment		12,021,401

Software - 0.6%
American Software, Inc. Class A	16,585	173,313
Appfolio, Inc. Class A*	4,109	243,335
Ebix, Inc.(a)	35,735	1,520,882
MicroStrategy, Inc. Class A*	3,992	509,978
Monotype Imaging Holdings, Inc.	3,665	56,881
Progress Software Corp.	23,605	837,741
QAD, Inc. Class A	1,510	59,388
SPS Commerce, Inc.*	2,303	189,721
Zix Corp.*	10,498	60,154

Total Software		3,651,393

Specialty Retail - 6.9%
Abercrombie & Fitch Co. Class A	54,779	1,098,319
America’s Car-Mart, Inc.*	7,033	509,541
Asbury Automotive Group, Inc.*	34,791	2,319,168
At Home Group, Inc.*	26,711	498,427
Bed Bath & Beyond, Inc.	432,128	4,891,689
Boot Barn Holdings, Inc.*	26,384	449,320
Buckle, Inc. (The)	73,572	1,422,883
Caleres, Inc.	43,180	1,201,699
Camping World Holdings, Inc. Class A(a)	181,662	2,083,663
Cato Corp. (The) Class A	29,120	415,542
Chico’s FAS, Inc.	195,072	1,096,305
Children’s Place, Inc. (The)	18,876	1,700,539
Citi Trends, Inc.	15,924	324,690
Conn’s, Inc.*	33,515	632,093
Container Store Group, Inc. (The)*	25,578	122,007
Express, Inc.*	87,641	447,846
GameStop Corp. Class A	299,966	3,785,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Genesco, Inc.*	17,270	$765,061
Group 1 Automotive, Inc.	45,696	2,409,093
Guess?, Inc.	34,050	707,219
Haverty Furniture Cos., Inc.	22,062	414,324
Hibbett Sports, Inc.*	34,747	496,882
J. Jill, Inc.*	94,806	505,316
Kirkland’s, Inc.*	7,861	74,915
Lithia Motors, Inc. Class A	53,912	4,115,103
Lumber Liquidators Holdings, Inc.*(a)	5,896	56,130
MarineMax, Inc.*	28,627	524,160
Office Depot, Inc.	690,515	1,781,529
Party City Holdco, Inc.*	185,217	1,848,466
Shoe Carnival, Inc.	14,129	473,463
Sleep Number Corp.*	23,791	754,888
Sonic Automotive, Inc. Class A	66,641	916,980
Sportsman’s Warehouse Holdings, Inc.*	65,248	285,786
Tailored Brands, Inc.	113,276	1,545,085
Tile Shop Holdings, Inc.	30,334	166,230
Tilly’s, Inc. Class A	32,781	356,002
Vitamin Shoppe, Inc.*	35,195	166,824
Winmark Corp.	2,398	381,282
Zumiez, Inc.*	24,287	465,582

Total Specialty Retail		42,209,622

Technology Hardware, Storage & Peripherals - 0.1%
Immersion Corp.*	74,970	671,731

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*	7,677	199,448
Culp, Inc.	11,968	226,195
G-III Apparel Group Ltd.*	53,096	1,480,847
Movado Group, Inc.	20,161	637,491
Oxford Industries, Inc.	12,764	906,755
Superior Group of Cos., Inc.	15,024	265,174
Unifi, Inc.*	11,515	263,003
Vera Bradley, Inc.*	30,835	264,256
Vince Holding Corp.*(a)	81,825	763,427

Total Textiles, Apparel & Luxury Goods		5,006,596

Thrifts & Mortgage Finance - 3.7%
Axos Financial, Inc.*	59,696	1,503,145
BankFinancial Corp.	9,212	137,719
Beneficial Bancorp, Inc.	32,566	465,368
BSB Bancorp, Inc.*	7,588	212,919
Capitol Federal Financial, Inc.	74,636	953,102
Dime Community Bancshares, Inc.	33,415	567,387
Federal Agricultural Mortgage Corp. Class C	17,184	1,038,601
First Defiance Financial Corp.	17,021	417,185
Flagstar Bancorp, Inc.*	63,530	1,677,192
FS Bancorp, Inc.	3,749	160,757
Home Bancorp, Inc.	8,745	309,573
HomeStreet, Inc.*	17,467	370,824
Kearny Financial Corp.	24,863	318,744
Luther Burbank Corp.	62,930	567,629
Merchants Bancorp	32,333	645,367
Meridian Bancorp, Inc.	39,145	560,556
Meta Financial Group, Inc.	25,626	496,888
NMI Holdings, Inc. Class A*	50,451	900,550
Northfield Bancorp, Inc.	30,123	408,167
Northwest Bancshares, Inc.	62,545	1,059,512
OceanFirst Financial Corp.	27,563	620,443
Ocwen Financial Corp.*	121,344	162,601
OP Bancorp*	13,073	115,958
Oritani Financial Corp.	39,872	588,112
PCSB Financial Corp.	3,167	61,947
PennyMac Financial Services, Inc.	47,173	1,002,898
Provident Financial Services, Inc.	47,988	1,157,951
Riverview Bancorp, Inc.	19,165	139,521
Southern Missouri Bancorp, Inc.	6,819	231,164
Sterling Bancorp, Inc.	64,715	449,769
Territorial Bancorp, Inc.	8,286	215,270
Timberland Bancorp, Inc.	7,898	176,125
TrustCo Bank Corp.	85,293	585,110
United Community Financial Corp.	40,121	355,071
United Financial Bancorp, Inc.	42,744	628,337
Walker & Dunlop, Inc.	39,347	1,701,758
Waterstone Financial, Inc.	21,787	365,150
Western New England Bancorp, Inc.	17,663	177,337
WSFS Financial Corp.	26,597	1,008,292

Total Thrifts & Mortgage Finance		22,513,999

Tobacco - 0.4%
Turning Point Brands, Inc.	12,838	349,450
Universal Corp.	26,719	1,446,834
Vector Group Ltd.	58,959	573,671

Total Tobacco		2,369,955

Trading Companies & Distributors - 1.8%
BlueLinx Holdings, Inc.*(a)	15,200	375,592
BMC Stock Holdings, Inc.*	94,585	1,464,176
CAI International, Inc.*	47,345	1,099,824
DXP Enterprises, Inc.*	12,766	355,405
EVI Industries, Inc.	1,838	61,297
GMS, Inc.*	43,431	645,385
H&E Equipment Services, Inc.	49,654	1,013,935
Herc Holdings, Inc.*	20,582	534,926
Kaman Corp.	14,129	792,496
Lawson Products, Inc.*	1,939	61,272
MRC Global, Inc.*	24,392	298,314
Nexeo Solutions, Inc.*	85,781	736,859
NOW, Inc.*	43,546	506,875
Rush Enterprises, Inc. Class A	49,725	1,714,518
Systemax, Inc.	34,701	829,007
Titan Machinery, Inc.*	4,917	64,659
Transcat, Inc.*	5,291	100,635
Willis Lease Finance Corp.*	8,642	299,013

Total Trading Companies & Distributors		10,954,188

Water Utilities - 0.3%
Artesian Resources Corp. Class A	4,380	152,730
Cadiz, Inc.*(a)	11,532	118,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2018

Investments	Shares	Value
Connecticut Water Service, Inc.	3,755	$251,097
Middlesex Water Co.	6,921	369,235
SJW Group	11,600	645,192
York Water Co. (The)	5,131	164,500

Total Water Utilities		1,701,534

Total United States		609,167,659

TOTAL COMMON STOCKS (Cost: $617,987,720)		611,485,301

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Earnings Fund(a)(b) (Cost: $684,628)	18,642	639,234

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $14,212,409)(d)	14,212,409	14,212,409

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $632,884,757)		626,336,944
Other Assets less Liabilities - (2.2)%		(13,185,529)

NET ASSETS - 100.0%		$613,151,415

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,448,759 and the total market value of the collateral held by the Fund was $18,312,655. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,100,246.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Puerto Rico - 0.2%

IT Services - 0.2%
EVERTEC, Inc.	8,353	$239,731

United States - 99.4%

Aerospace & Defense - 0.6%
Moog, Inc. Class A	6,226	482,391
National Presto Industries, Inc.	823	96,225

Total Aerospace & Defense		578,616

Airlines - 0.9%
Allegiant Travel Co.	5,666	567,846
Hawaiian Holdings, Inc.	12,077	318,954

Total Airlines		886,800

Auto Components - 3.6%
Cooper Tire & Rubber Co.	10,559	341,372
Dana, Inc.	65,820	897,127
LCI Industries	14,990	1,001,332
Standard Motor Products, Inc.	6,054	293,195
Tenneco, Inc. Class A	31,765	870,043
Tower International, Inc.	6,831	162,578

Total Auto Components		3,565,647

Automobiles - 0.2%
Winnebago Industries, Inc.	9,443	228,615

Banks - 6.0%
1st Source Corp.	9,414	379,761
Enterprise Financial Services Corp.	4,631	174,265
FB Financial Corp.	4,313	151,041
First Financial Bancorp	48,539	1,151,345
FNCB Bancorp, Inc.	2,701	22,797
Great Western Bancorp, Inc.	26,852	839,125
Hanmi Financial Corp.	23,972	472,248
Heartland Financial USA, Inc.	6,375	280,181
LegacyTexas Financial Group, Inc.	19,790	635,061
Live Oak Bancshares, Inc.	4,249	62,928
Plumas Bancorp	1,152	26,162
Preferred Bank	5,409	234,480
ServisFirst Bancshares, Inc.	10,947	348,881
South State Corp.	13,200	791,340
Stock Yards Bancorp, Inc.	9,844	322,883
West Bancorporation, Inc.	2,555	48,775

Total Banks		5,941,273

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	513	90,996
MGP Ingredients, Inc.	1,537	87,686

Total Beverages		178,682

Building Products - 1.7%
AAON, Inc.	7,057	247,418
Apogee Enterprises, Inc.	8,297	247,666
Griffon Corp.	18,199	190,180
Insteel Industries, Inc.	1,501	36,444
Simpson Manufacturing Co., Inc.	11,311	612,264
Universal Forest Products, Inc.	12,608	327,304

Total Building Products		1,661,276

Capital Markets - 7.0%
Artisan Partners Asset Management, Inc. Class A	86,258	1,907,164
B. Riley Financial, Inc.	6,674	94,771
Cohen & Steers, Inc.	26,755	918,232
Diamond Hill Investment Group, Inc.	2,830	422,943
Houlihan Lokey, Inc.	15,322	563,850
Moelis & Co. Class A	36,519	1,255,523
Silvercrest Asset Management Group, Inc. Class A	3,917	51,822
Virtus Investment Partners, Inc.	2,986	237,178
Waddell & Reed Financial, Inc. Class A	66,708	1,206,081
Westwood Holdings Group, Inc.	10,244	348,296

Total Capital Markets		7,005,860

Chemicals - 7.0%
Balchem Corp.	2,681	210,056
Cabot Corp.	28,049	1,204,424
Chase Corp.	1,199	119,960
FutureFuel Corp.	10,235	162,327
H.B. Fuller Co.	12,139	517,971
Innophos Holdings, Inc.	24,117	591,590
Innospec, Inc.	5,186	320,287
Kronos Worldwide, Inc.	110,718	1,275,471
Minerals Technologies, Inc.	2,280	117,055
PolyOne Corp.	33,565	959,959
Quaker Chemical Corp.	1,598	283,981
Sensient Technologies Corp.	16,404	916,164
Stepan Co.	4,568	338,032

Total Chemicals		7,017,277

Commercial Services & Supplies - 8.1%
ABM Industries, Inc.	26,380	847,062
ACCO Brands Corp.	53,392	361,998
Brady Corp. Class A	14,848	645,294
Deluxe Corp.	19,741	758,844
Ennis, Inc.	19,789	380,938
Herman Miller, Inc.	22,395	677,449
HNI Corp.	21,626	766,209
Interface, Inc.	15,969	227,558
Kimball International, Inc. Class B	11,845	168,081
Knoll, Inc.	25,155	414,554
Matthews International Corp. Class A	9,340	379,391
McGrath RentCorp	9,364	482,059
Mobile Mini, Inc.	20,418	648,272
Multi-Color Corp.	1,772	62,179
Steelcase, Inc. Class A	48,268	715,814
U.S. Ecology, Inc.	3,536	222,697
UniFirst Corp.	710	101,580
Viad Corp.	2,606	130,535
VSE Corp.	1,575	47,108

Total Commercial Services & Supplies		8,037,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2018

Investments	Shares	Value
Communications Equipment - 1.0%
InterDigital, Inc.	10,591	$703,560
Plantronics, Inc.	10,287	340,500

Total Communications Equipment		1,044,060

Construction & Engineering - 1.7%
Argan, Inc.	5,878	222,423
Comfort Systems USA, Inc.	4,447	194,245
KBR, Inc.	41,808	634,645
Primoris Services Corp.	8,351	159,755
Valmont Industries, Inc.	4,266	473,313

Total Construction & Engineering		1,684,381

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	655	46,505

Containers & Packaging - 1.8%
Greif, Inc. Class A	15,970	592,647
Owens-Illinois, Inc.*	28,869	497,701
Silgan Holdings, Inc.	27,658	653,282

Total Containers & Packaging		1,743,630

Distributors - 0.4%
Core-Mark Holding Co., Inc.	12,494	290,485
Weyco Group, Inc.	3,858	112,538

Total Distributors		403,023

Diversified Consumer Services - 0.1%
Carriage Services, Inc.	5,979	92,675

Electric Utilities - 1.5%
MGE Energy, Inc.	10,860	651,166
Otter Tail Corp.	16,043	796,374

Total Electric Utilities		1,447,540

Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	289	12,916
AZZ, Inc.	6,227	251,322
Encore Wire Corp.	580	29,104

Total Electrical Equipment		293,342

Electronic Equipment, Instruments & Components - 1.2%
Badger Meter, Inc.	4,920	242,113
CTS Corp.	3,192	82,641
KEMET Corp.	10,437	183,065
Methode Electronics, Inc.	11,164	260,009
MTS Systems Corp.	7,484	300,333
PC Connection, Inc.	4,605	136,907

Total Electronic Equipment, Instruments & Components		1,205,068

Entertainment - 0.2%
Marcus Corp. (The)	4,453	175,894

Equity Real Estate Investment Trusts (REITs) - 3.5%
Brookfield Property REIT, Inc. Class A	127,982	2,060,510
PotlatchDeltic Corp.	45,952	1,453,921

Total Equity Real Estate Investment Trusts (REITs)		3,514,431

Food & Staples Retailing - 1.0%
Ingles Markets, Inc. Class A	5,027	136,835
PriceSmart, Inc.	5,422	320,440
Weis Markets, Inc.	11,273	538,624

Total Food & Staples Retailing		995,899

Food Products - 1.2%
Calavo Growers, Inc.	3,149	229,751
Dean Foods Co.	38,746	147,622
J&J Snack Foods Corp.	3,393	490,594
John B. Sanfilippo & Son, Inc.	1,252	69,686
Limoneira Co.	3,174	62,052
Tootsie Roll Industries, Inc.	6,480	216,432

Total Food Products		1,216,137

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	4,009	325,932
RGC Resources, Inc.	2,059	61,687

Total Gas Utilities		387,619

Health Care Equipment & Supplies - 1.0%
Atrion Corp.	196	145,252
CONMED Corp.	5,534	355,283
LeMaitre Vascular, Inc.	3,316	78,390
Meridian Bioscience, Inc.	18,678	324,250
Utah Medical Products, Inc.	789	65,550

Total Health Care Equipment & Supplies		968,725

Health Care Providers & Services - 1.7%
Ensign Group, Inc. (The)	3,342	129,636
Patterson Cos., Inc.	70,795	1,391,830
U.S. Physical Therapy, Inc.	1,631	166,933

Total Health Care Providers & Services		1,688,399

Health Care Technology - 0.1%
Simulations Plus, Inc.	3,254	64,755

Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	8,880	50,883
BJ’s Restaurants, Inc.	2,879	145,591
Bloomin’ Brands, Inc.	28,248	505,357
Boyd Gaming Corp.	17,352	360,575
Cheesecake Factory, Inc. (The)	20,836	906,574
Dave & Buster’s Entertainment, Inc.	7,993	356,168
RCI Hospitality Holdings, Inc.	680	15,184
Ruth’s Hospitality Group, Inc.	9,433	214,412

Total Hotels, Restaurants & Leisure		2,554,744

Household Durables - 2.3%
Bassett Furniture Industries, Inc.	4,053	81,222
Ethan Allen Interiors, Inc.	16,977	298,625
Flexsteel Industries, Inc.	4,482	98,963
Hooker Furniture Corp.	3,593	94,640
KB Home	7,138	136,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2018

Investments	Shares	Value
La-Z-Boy, Inc.	14,813	$410,468
Lifetime Brands, Inc.	4,571	45,847
MDC Holdings, Inc.	38,500	1,082,235

Total Household Durables		2,248,336

Household Products - 0.5%
Oil-Dri Corp. of America	2,748	72,822
WD-40 Co.	2,570	470,978

Total Household Products		543,800

Independent Power & Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	5,964	311,917

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	7,334	265,417

Insurance - 1.6%
AMERISAFE, Inc.	4,422	250,683
Employers Holdings, Inc.	9,620	403,751
HCI Group, Inc.	3,999	203,189
Independence Holding Co.	1,746	61,459
Investors Title Co.	276	48,764
Kingstone Cos., Inc.	4,256	75,289
Kinsale Capital Group, Inc.	1,545	85,840
United Insurance Holdings Corp.	8,990	149,414
Universal Insurance Holdings, Inc.	8,690	329,525

Total Insurance		1,607,914

Internet & Direct Marketing Retail - 0.8%
Nutrisystem, Inc.	10,361	454,641
PetMed Express, Inc.(a)	15,424	358,762

Total Internet & Direct Marketing Retail		813,403

IT Services - 2.1%
CSG Systems International, Inc.	13,111	416,536
Hackett Group, Inc. (The)	9,478	151,743
NIC, Inc.	26,973	336,623
Science Applications International Corp.	12,008	764,910
TTEC Holdings, Inc.	14,784	422,379

Total IT Services		2,092,191

Leisure Products - 0.6%
Callaway Golf Co.	3,721	56,931
Johnson Outdoors, Inc. Class A	1,198	70,371
Marine Products Corp.	12,238	206,945
Sturm Ruger & Co., Inc.	4,346	231,294

Total Leisure Products		565,541

Machinery - 7.0%
Alamo Group, Inc.	1,039	80,335
Albany International Corp. Class A	4,266	266,326
Altra Industrial Motion Corp.	24,586	618,338
Briggs & Stratton Corp.	26,395	345,247
Douglas Dynamics, Inc.	9,959	357,428
EnPro Industries, Inc.	4,666	280,427
ESCO Technologies, Inc.	1,789	117,984
Federal Signal Corp.	13,978	278,162
Franklin Electric Co., Inc.	8,178	350,673
Global Brass & Copper Holdings, Inc.	4,153	104,448
Gorman-Rupp Co. (The)	6,204	201,072
Greenbrier Cos., Inc. (The)	11,859	468,905
Hillenbrand, Inc.	19,296	731,897
Hyster-Yale Materials Handling, Inc.	3,790	234,828
John Bean Technologies Corp.	2,681	192,523
Kadant, Inc.	1,684	137,179
Lindsay Corp.	2,000	192,500
Miller Industries, Inc.	4,355	117,585
Mueller Industries, Inc.	14,316	334,422
Mueller Water Products, Inc. Class A	47,800	434,980
Omega Flex, Inc.	2,728	147,503
Park-Ohio Holdings Corp.	2,983	91,548
REV Group, Inc.	19,133	143,689
Standex International Corp.	2,207	148,266
Sun Hydraulics Corp.	4,535	150,517
Tennant Co.	4,381	228,294
Wabash National Corp.	20,396	266,780

Total Machinery		7,021,856

Marine - 0.5%
Matson, Inc.	15,396	492,980

Media - 4.8%
Entercom Communications Corp. Class A	120,861	690,116
Entravision Communications Corp. Class A	70,284	204,527
John Wiley & Sons, Inc. Class A	20,056	942,030
Meredith Corp.	25,447	1,321,717
Saga Communications, Inc. Class A	666	22,131
Sinclair Broadcast Group, Inc. Class A	31,555	831,159
TEGNA, Inc.	75,340	818,946

Total Media		4,830,626

Metals & Mining - 2.6%
Carpenter Technology Corp.	15,965	568,513
Commercial Metals Co.	50,899	815,402
Materion Corp.	2,904	130,651
Schnitzer Steel Industries, Inc. Class A	12,427	267,802
Worthington Industries, Inc.	22,850	796,094

Total Metals & Mining		2,578,462

Multiline Retail - 0.8%
Big Lots, Inc.	26,078	754,176

Oil, Gas & Consumable Fuels - 0.2%
Evolution Petroleum Corp.	28,561	194,786
NACCO Industries, Inc. Class A	1,590	53,901

Total Oil, Gas & Consumable Fuels		248,687

Paper & Forest Products - 1.4%
Boise Cascade Co.	9,464	225,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2018

Investments	Shares	Value
Neenah, Inc.	7,288	$429,409
Schweitzer-Mauduit International, Inc.	31,370	785,819

Total Paper & Forest Products		1,440,944

Personal Products - 1.0%
Inter Parfums, Inc.	8,778	575,573
Medifast, Inc.	2,653	331,678
Natural Health Trends Corp.(a)	4,812	88,974

Total Personal Products		996,225

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	4,613	148,354

Professional Services - 1.6%
Barrett Business Services, Inc.	1,895	108,489
CRA International, Inc.	2,080	88,504
Exponent, Inc.	7,954	403,347
ICF International, Inc.	2,351	152,298
Kelly Services, Inc. Class A	7,838	160,522
Kforce, Inc.	9,372	289,782
Korn/Ferry International	7,779	307,582
Navigant Consulting, Inc.	5,547	133,405

Total Professional Services		1,643,929

Real Estate Management & Development - 0.9%
Consolidated-Tomoka Land Co.	450	23,625
Realogy Holdings Corp.	37,876	556,019
RMR Group, Inc. (The) Class A	5,160	273,893

Total Real Estate Management & Development		853,537

Road & Rail - 1.2%
ArcBest Corp.	3,383	115,902
Heartland Express, Inc.	5,516	100,943
Marten Transport Ltd.	4,613	74,684
Schneider National, Inc. Class B	17,250	322,058
Universal Logistics Holdings, Inc.	9,149	165,505
Werner Enterprises, Inc.	12,691	374,892

Total Road & Rail		1,153,984

Semiconductors & Semiconductor Equipment - 0.3%
Power Integrations, Inc.	4,804	292,948

Software - 0.1%
Ebix, Inc.	3,426	145,811

Specialty Retail - 6.9%
Buckle, Inc. (The)	39,935	772,343
Caleres, Inc.	6,744	187,685
Chico’s FAS, Inc.	116,185	652,960
Children’s Place, Inc. (The)	5,506	496,036
Dick’s Sporting Goods, Inc.	29,892	932,630
DSW, Inc. Class A	48,204	1,190,639
Group 1 Automotive, Inc.	6,177	325,651
Guess?, Inc.	55,206	1,146,629
Haverty Furniture Cos., Inc.	10,873	204,195
Lithia Motors, Inc. Class A	5,901	450,423
Monro, Inc.	5,423	372,831
Shoe Carnival, Inc.	2,357	78,983
Sonic Automotive, Inc. Class A	8,268	113,768

Total Specialty Retail		6,924,773

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	1,380	25,875

Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	3,743	70,743
Oxford Industries, Inc.	5,190	368,697
Rocky Brands, Inc.	2,279	59,254
Steven Madden Ltd.	26,329	796,715
Superior Group of Cos., Inc.	5,124	90,439

Total Textiles, Apparel & Luxury Goods		1,385,848

Thrifts & Mortgage Finance - 1.8%
FS Bancorp, Inc.	832	35,676
Hingham Institution for Savings	247	48,842
Timberland Bancorp, Inc.	2,629	58,627
Walker & Dunlop, Inc.	11,432	494,434
Washington Federal, Inc.	34,158	912,360
WSFS Financial Corp.	5,493	208,239

Total Thrifts & Mortgage Finance		1,758,178

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	12,073	651,218
H&E Equipment Services, Inc.	29,046	593,119
Kaman Corp.	5,958	334,184
Rush Enterprises, Inc. Class A	6,792	234,188
Rush Enterprises, Inc. Class B	1,679	59,773

Total Trading Companies & Distributors		1,872,482

Water Utilities - 1.2%
American States Water Co.	9,028	605,237
SJW Group	8,407	467,597
York Water Co. (The)	4,065	130,324

Total Water Utilities		1,203,158

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	4,514	199,745

Total United States		99,049,592

TOTAL COMMON STOCKS (Cost: $102,608,760)		99,289,323

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $341,050)(c)	341,050	341,050

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $102,949,810)		99,630,373
Other Assets less Liabilities - 0.0%		33,831

NET ASSETS - 100.0%		$99,664,204

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $333,966 and the total market value of the collateral held by the Fund was $341,075. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 2.4%
AAR Corp.	727	$27,146
Arconic, Inc.	4,653	78,450
Boeing Co. (The)	14,173	4,570,792
BWX Technologies, Inc.	2,087	79,786
Curtiss-Wright Corp.	538	54,941
General Dynamics Corp.	6,749	1,061,010
Harris Corp.	2,834	381,598
Hexcel Corp.	508	29,129
Huntington Ingalls Industries, Inc.	801	152,438
L3 Technologies, Inc.	1,649	286,365
Lockheed Martin Corp.	9,326	2,441,920
National Presto Industries, Inc.	811	94,822
Northrop Grumman Corp.	3,068	751,353
Raytheon Co.	6,065	930,068
Triumph Group, Inc.	6,888	79,212
United Technologies Corp.	23,610	2,513,993

Total Aerospace & Defense		13,533,023

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,497	294,063
Expeditors International of Washington, Inc.	3,463	235,796
FedEx Corp.	3,735	602,568
Forward Air Corp.	531	29,125
United Parcel Service, Inc. Class B	28,210	2,751,321

Total Air Freight & Logistics		3,912,873

Airlines - 0.3%
Alaska Air Group, Inc.	1,768	107,583
Allegiant Travel Co.	695	69,653
American Airlines Group, Inc.	8,144	261,504
Delta Air Lines, Inc.	20,676	1,031,732
Hawaiian Holdings, Inc.	800	21,128
Southwest Airlines Co.	6,128	284,829

Total Airlines		1,776,429

Auto Components - 0.2%
BorgWarner, Inc.	5,182	180,023
Dana, Inc.	12,008	163,669
Gentex Corp.	6,468	130,718
Goodyear Tire & Rubber Co. (The)	10,010	204,304
LCI Industries	1,409	94,121
Lear Corp.	1,399	171,881
Tenneco, Inc. Class A	4,979	136,375

Total Auto Components		1,081,091

Automobiles - 0.9%
Ford Motor Co.	310,987	2,379,050
General Motors Co.	66,369	2,220,043
Harley-Davidson, Inc.	8,582	292,818
Thor Industries, Inc.	2,991	155,532

Total Automobiles		5,047,443

Banks - 8.9%
Associated Banc-Corp.	4,345	85,988
Banc of California, Inc.	6,626	88,192
BancorpSouth Bank	3,026	79,100
Bank of America Corp.	259,577	6,395,977
Bank of Marin Bancorp	2,239	92,336
Bank OZK	11,782	268,983
BankUnited, Inc.	6,285	188,173
BB&T Corp.	27,095	1,173,755
Berkshire Hills Bancorp, Inc.	3,517	94,854
BOK Financial Corp.	2,466	180,832
Boston Private Financial Holdings, Inc.	7,823	82,689
Cadence BanCorp	9,026	151,456
Cathay General Bancorp	4,463	149,644
Chemical Financial Corp.	4,512	165,184
CIT Group, Inc.	6,022	230,462
Citigroup, Inc.	89,173	4,642,346
Citizens & Northern Corp.	4,241	112,090
Citizens Financial Group, Inc.	20,643	613,716
Columbia Banking System, Inc.	2,878	104,443
Comerica, Inc.	6,091	418,391
Commerce Bancshares, Inc.	1,680	94,702
Community Bank System, Inc.	1,979	115,376
ConnectOne Bancorp, Inc.	3,773	69,687
Cullen/Frost Bankers, Inc.	2,186	192,237
CVB Financial Corp.	4,887	98,864
East West Bancorp, Inc.	3,657	159,189
Fifth Third Bancorp	22,016	518,036
First Financial Bancorp	2,086	49,480
First Financial Bankshares, Inc.	1,399	80,708
First Hawaiian, Inc.	10,890	245,134
First Horizon National Corp.	20,178	265,542
First Republic Bank	1,593	138,432
Flushing Financial Corp.	1,125	24,221
FNB Corp.	30,359	298,733
Fulton Financial Corp.	7,454	115,388
Glacier Bancorp, Inc.	3,392	134,391
Great Southern Bancorp, Inc.	2,257	103,890
Great Western Bancorp, Inc.	2,666	83,313
Guaranty Bancshares, Inc.	2,164	64,530
Hancock Whitney Corp.	5,396	186,971
Hanmi Financial Corp.	6,067	119,520
Hilltop Holdings, Inc.	5,543	98,832
Home BancShares, Inc.	12,227	199,789
Hope Bancorp, Inc.	20,158	239,074
Huntington Bancshares, Inc.	49,122	585,534
Iberiabank Corp.	1,949	125,282
Independent Bank Corp.	443	31,147
International Bancshares Corp.	2,310	79,464
Investors Bancorp, Inc.	18,198	189,259
JPMorgan Chase & Co.	114,845	11,211,169
KeyCorp	52,966	782,838
Lakeland Bancorp, Inc.	2,616	38,743
M&T Bank Corp.	3,154	451,432
MB Financial, Inc.	2,618	103,751
Midland States Bancorp, Inc.	4,621	103,233
Old National Bancorp	7,581	116,747
Opus Bank	3,717	72,816
PacWest Bancorp	15,295	509,018
Park National Corp.	1,105	93,870
People’s United Financial, Inc.	23,402	337,691
Pinnacle Financial Partners, Inc.	2,279	105,062
PNC Financial Services Group, Inc. (The)	15,041	1,758,443
Prosperity Bancshares, Inc.	2,266	141,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Regions Financial Corp.	47,567	$636,446
Renasant Corp.	3,049	92,019
Republic Bancorp, Inc. Class A	1,541	59,668
S&T Bancorp, Inc.	2,607	98,649
Signature Bank	1,280	131,597
South State Corp.	2,499	149,815
State Bank Financial Corp.	3,878	83,726
Sterling Bancorp	10,702	176,690
SunTrust Banks, Inc.	17,753	895,461
Synovus Financial Corp.	7,830	250,482
TCF Financial Corp.	4,697	91,545
U.S. Bancorp	49,317	2,253,787
UMB Financial Corp.	1,556	94,869
Umpqua Holdings Corp.	14,393	228,849
United Bankshares, Inc.	6,316	196,491
United Community Banks, Inc.	3,557	76,333
Unity Bancorp, Inc.	1,873	38,883
Valley National Bancorp	20,542	182,413
Webster Financial Corp.	1,552	76,498
Wells Fargo & Co.	190,402	8,773,724
Zions Bancorp NA	5,260	214,292

Total Banks		50,653,558

Beverages - 2.6%
Brown-Forman Corp. Class A	4,182	198,310
Brown-Forman Corp. Class B	4,108	195,459
Coca-Cola Co. (The)	152,418	7,216,992
Constellation Brands, Inc. Class A	2,324	373,746
Keurig Dr Pepper, Inc.	29,270	750,483
Molson Coors Brewing Co. Class B	5,847	328,367
PepsiCo, Inc.	50,512	5,580,566

Total Beverages		14,643,923

Biotechnology - 2.6%
AbbVie, Inc.	82,559	7,611,114
Amgen, Inc.	20,164	3,925,326
Gilead Sciences, Inc.	48,408	3,027,920

Total Biotechnology		14,564,360

Building Products - 0.2%
A.O. Smith Corp.	4,271	182,372
Fortune Brands Home & Security, Inc.	4,839	183,834
Griffon Corp.	6,531	68,249
Lennox International, Inc.	668	146,198
Masco Corp.	6,663	194,826
Owens Corning	4,182	183,924

Total Building Products		959,403

Capital Markets - 3.2%
Affiliated Managers Group, Inc.	1,977	192,639
Ameriprise Financial, Inc.	5,438	567,564
Ares Management Corp. Class A	5,012	89,113
Arlington Asset Investment Corp. Class A(a)	13,937	100,904
Artisan Partners Asset Management, Inc. Class A	11,430	252,717
Bank of New York Mellon Corp. (The)	23,511	1,106,663
BGC Partners, Inc. Class A	55,054	284,629
BlackRock, Inc.	5,509	2,164,045
CBOE Global Markets, Inc.	1,595	156,039
Charles Schwab Corp. (The)	17,391	722,248
CME Group, Inc.	6,961	1,309,503
Cohen & Steers, Inc.	3,864	132,613
E*TRADE Financial Corp.	1,866	81,880
Eaton Vance Corp.	7,039	247,632
Evercore, Inc. Class A	1,183	84,655
FactSet Research Systems, Inc.	681	136,289
Federated Investors, Inc. Class B	6,949	184,496
Franklin Resources, Inc.	18,649	553,129
Goldman Sachs Group, Inc. (The)	7,931	1,324,874
Intercontinental Exchange, Inc.	7,424	559,250
KKR & Co., Inc. Class A	14,576	286,127
Legg Mason, Inc.	9,421	240,330
LPL Financial Holdings, Inc.	2,785	170,108
MarketAxess Holdings, Inc.	157	33,176
Moelis & Co. Class A	3,824	131,469
Moody’s Corp.	2,712	379,789
Morgan Stanley	58,298	2,311,516
MSCI, Inc.	1,499	220,998
Nasdaq, Inc.	3,658	298,383
Northern Trust Corp.	4,505	376,573
Raymond James Financial, Inc.	2,347	174,640
S&P Global, Inc.	3,185	541,259
SEI Investments Co.	2,572	118,826
Silvercrest Asset Management Group, Inc. Class A	1,967	26,023
State Street Corp.	13,155	829,686
Stifel Financial Corp.	1,890	78,284
T. Rowe Price Group, Inc.	7,131	658,334
TD Ameritrade Holding Corp.	13,378	654,987
Virtu Financial, Inc. Class A	6,490	167,182
Waddell & Reed Financial, Inc. Class A	7,705	139,306
Westwood Holdings Group, Inc.	2,290	77,860

Total Capital Markets		18,165,738

Chemicals - 1.8%
Air Products & Chemicals, Inc.	6,212	994,231
Albemarle Corp.	2,185	168,398
Ashland Global Holdings, Inc.	1,016	72,095
Cabot Corp.	2,206	94,726
Celanese Corp.	2,800	251,916
CF Industries Holdings, Inc.	6,774	294,737
Chemours Co. (The)	7,848	221,470
DowDuPont, Inc.	72,766	3,891,526
Eastman Chemical Co.	5,146	376,224
Ecolab, Inc.	3,825	563,614
FMC Corp.	1,966	145,405
Hawkins, Inc.	1,643	67,281
Huntsman Corp.	12,562	242,321
Innophos Holdings, Inc.	3,672	90,074
International Flavors & Fragrances, Inc.	2,126	285,458
Kronos Worldwide, Inc.	12,801	147,467
Mosaic Co. (The)	1,698	49,599
Olin Corp.	10,504	211,235
PolyOne Corp.	3,831	109,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
PPG Industries, Inc.	4,517	$461,773
Quaker Chemical Corp.	203	36,075
Rayonier Advanced Materials, Inc.	2,552	27,179
RPM International, Inc.	3,977	233,768
Scotts Miracle-Gro Co. (The)	2,273	139,698
Sensient Technologies Corp.	1,296	72,382
Sherwin-Williams Co. (The)	1,084	426,511
Valhi, Inc.	34,717	67,004
Valvoline, Inc.	6,454	124,885
W.R. Grace & Co.	1,509	97,949
Westlake Chemical Corp.	2,602	172,174

Total Chemicals		10,136,742

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,563	114,408
ACCO Brands Corp.	11,519	78,099
ADT, Inc.	16,349	98,258
Cintas Corp.	1,505	252,825
Covanta Holding Corp.	7,015	94,141
Deluxe Corp.	1,524	58,583
Healthcare Services Group, Inc.	2,677	107,562
HNI Corp.	2,302	81,560
Interface, Inc.	5,704	81,282
KAR Auction Services, Inc.	4,595	219,273
LSC Communications, Inc.	12,032	84,224
McGrath RentCorp	996	51,274
MSA Safety, Inc.	1,724	162,521
Quad/Graphics, Inc.	5,295	65,234
Republic Services, Inc.	8,491	612,116
Rollins, Inc.	4,909	177,215
UniFirst Corp.	188	26,897
Waste Management, Inc.	10,808	961,804

Total Commercial Services & Supplies		3,327,276

Communications Equipment - 1.3%
ADTRAN, Inc.	7,078	76,018
Cisco Systems, Inc.	151,894	6,581,567
Juniper Networks, Inc.	9,341	251,366
Motorola Solutions, Inc.	4,196	482,708

Total Communications Equipment		7,391,659

Construction & Engineering - 0.0%
Fluor Corp.	4,796	154,431
Jacobs Engineering Group, Inc.	1,145	66,937
KBR, Inc.	2,874	43,627

Total Construction & Engineering		264,995

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	538	92,466
Vulcan Materials Co.	682	67,382

Total Construction Materials		159,848

Consumer Finance - 0.7%
Ally Financial, Inc.	10,664	241,646
American Express Co.	14,480	1,380,234
Capital One Financial Corp.	9,261	700,039
Discover Financial Services	7,223	426,013
Navient Corp.	6,478	57,071
Nelnet, Inc. Class A	765	40,040
Santander Consumer USA Holdings, Inc.	16,278	286,330
Synchrony Financial	28,289	663,660

Total Consumer Finance		3,795,033

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,562	146,937
Avery Dennison Corp.	2,173	195,201
Ball Corp.	5,580	256,568
Bemis Co., Inc.	3,348	153,673
Graphic Packaging Holding Co.	12,061	128,329
Greif, Inc. Class B	2,131	94,616
International Paper Co.	21,361	862,130
Myers Industries, Inc.	1,812	27,379
Owens-Illinois, Inc.*	4,669	80,494
Packaging Corp. of America	3,532	294,781
Sealed Air Corp.	4,564	159,010
Sonoco Products Co.	4,185	222,349
WestRock Co.	12,692	479,250

Total Containers & Packaging		3,100,717

Distributors - 0.1%
Genuine Parts Co.	4,758	456,863
Pool Corp.	794	118,028
Weyco Group, Inc.	1,992	58,107

Total Distributors		632,998

Diversified Consumer Services - 0.1%
H&R Block, Inc.	8,051	204,254
Service Corp. International	5,286	212,814

Total Diversified Consumer Services		417,068

Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	17,889	297,494
Jefferies Financial Group, Inc.	14,160	245,818

Total Diversified Financial Services		543,312

Diversified Telecommunication Services - 5.0%
AT&T, Inc.	532,002	15,183,337
CenturyLink, Inc.	129,236	1,957,925
Cogent Communications Holdings, Inc.	5,931	268,140
Consolidated Communications Holdings, Inc.	8,079	79,821
Verizon Communications, Inc.	197,303	11,092,375

Total Diversified Telecommunication Services		28,581,598

Electric Utilities - 3.2%
ALLETE, Inc.	2,345	178,736
Alliant Energy Corp.	8,004	338,169
American Electric Power Co., Inc.	18,847	1,408,625
Avangrid, Inc.	13,472	674,812
Duke Energy Corp.	31,932	2,755,732
Edison International	11,664	662,165
El Paso Electric Co.	2,029	101,714
Entergy Corp.	8,338	717,652
Evergy, Inc.	9,563	542,892
Eversource Energy	11,272	733,131
Exelon Corp.	36,152	1,630,455
FirstEnergy Corp.	19,690	739,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Hawaiian Electric Industries, Inc.	4,955	$181,452
IDACORP, Inc.	1,900	176,814
NextEra Energy, Inc.	13,229	2,299,465
OGE Energy Corp.	8,590	336,642
Otter Tail Corp.	3,037	150,757
Pinnacle West Capital Corp.	4,084	347,957
PNM Resources, Inc.	3,871	159,059
Portland General Electric Co.	3,285	150,617
PPL Corp.	32,204	912,339
Southern Co. (The)	50,986	2,239,305
Xcel Energy, Inc.	17,189	846,902

Total Electric Utilities		18,284,751

Electrical Equipment - 0.4%
AMETEK, Inc.	2,233	151,174
Emerson Electric Co.	21,737	1,298,786
GrafTech International Ltd.	8,676	99,253
Hubbell, Inc.	2,337	232,158
Rockwell Automation, Inc.	3,091	465,134

Total Electrical Equipment		2,246,505

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	3,366	272,713
Avnet, Inc.	2,346	84,691
AVX Corp.	7,827	119,362
CDW Corp.	2,350	190,467
Corning, Inc.	22,503	679,816
FLIR Systems, Inc.	3,116	135,671
Jabil, Inc.	4,171	103,399
Littelfuse, Inc.	156	26,751
Methode Electronics, Inc.	2,863	66,679
National Instruments Corp.	3,709	168,314
SYNNEX Corp.	2,601	210,265

Total Electronic Equipment, Instruments & Components		2,058,128

Energy Equipment & Services - 0.3%
Archrock, Inc.	7,518	56,310
Baker Hughes a GE Co.	21,058	452,747
Halliburton Co.	24,998	664,447
Helmerich & Payne, Inc.	4,732	226,852
National Oilwell Varco, Inc.	3,314	85,170
Patterson-UTI Energy, Inc.	5,806	60,092
RPC, Inc.	12,221	120,621
U.S. Silica Holdings, Inc.(a)	6,587	67,056

Total Energy Equipment & Services		1,733,295

Entertainment - 0.8%
Activision Blizzard, Inc.	4,541	211,474
AMC Entertainment Holdings, Inc. Class A	6,126	75,227
Cinemark Holdings, Inc.	4,852	173,702
Marcus Corp. (The)	1,107	43,727
Twenty-First Century Fox, Inc. Class A	7,942	382,169
Twenty-First Century Fox, Inc. Class B	10,490	501,212
Viacom, Inc. Class A	7,416	206,239
Viacom, Inc. Class B	4,576	117,603
Walt Disney Co. (The)	25,831	2,832,369

Total Entertainment		4,543,722

Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust	4,997	118,729
Alexandria Real Estate Equities, Inc.	2,892	333,274
American Assets Trust, Inc.	2,903	116,614
American Campus Communities, Inc.	6,416	265,558
American Finance Trust, Inc.	9,814	130,722
American Homes 4 Rent Class A	5,204	103,299
American Tower Corp.	10,835	1,713,989
Americold Realty Trust	5,021	128,236
Apartment Investment & Management Co. Class A	5,875	257,795
Apple Hospitality REIT, Inc.	10,083	143,784
Ashford Hospitality Trust, Inc.	22,721	90,884
AvalonBay Communities, Inc.	5,310	924,205
Boston Properties, Inc.	4,490	505,349
Brandywine Realty Trust	9,106	117,194
Brixmor Property Group, Inc.	11,874	174,429
Brookfield Property REIT, Inc. Class A	20,613	331,869
Camden Property Trust	3,859	339,785
CatchMark Timber Trust, Inc. Class A	11,056	78,498
CBL & Associates Properties, Inc.(a)	66,360	127,411
Cedar Realty Trust, Inc.	30,307	95,164
Chatham Lodging Trust	7,834	138,505
Chesapeake Lodging Trust	4,198	102,221
Columbia Property Trust, Inc.	6,108	118,190
Community Healthcare Trust, Inc.	3,734	107,651
CoreCivic, Inc.	9,285	165,552
CorePoint Lodging, Inc.	9,199	112,688
CoreSite Realty Corp.	1,292	112,701
Corporate Office Properties Trust	3,873	81,449
Cousins Properties, Inc.	15,895	125,571
Crown Castle International Corp.	19,332	2,100,035
CubeSmart	7,367	211,359
CyrusOne, Inc.	3,633	192,113
DiamondRock Hospitality Co.	11,667	105,936
Digital Realty Trust, Inc.	8,683	925,174
Douglas Emmett, Inc.	5,294	180,684
Duke Realty Corp.	13,153	340,663
Easterly Government Properties, Inc.	5,561	87,196
EastGroup Properties, Inc.	2,049	187,955
Empire State Realty Trust, Inc. Class A	10,043	142,912
EPR Properties	4,908	314,259
Equinix, Inc.	1,779	627,204
Equity LifeStyle Properties, Inc.	2,776	269,633
Equity Residential	13,063	862,289
Essex Property Trust, Inc.	2,225	545,592
Extra Space Storage, Inc.	6,201	561,066
Federal Realty Investment Trust	2,545	300,412
First Industrial Realty Trust, Inc.	4,486	129,466
Gaming and Leisure Properties, Inc.	19,471	629,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
GEO Group, Inc. (The)	11,674	$229,978
Gladstone Commercial Corp.	3,989	71,483
Global Net Lease, Inc.	7,146	125,913
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,975	75,724
HCP, Inc.	25,136	702,048
Healthcare Realty Trust, Inc.	5,545	157,700
Healthcare Trust of America, Inc. Class A	9,089	230,043
Hersha Hospitality Trust	3,710	65,073
Highwoods Properties, Inc.	3,264	126,284
Hospitality Properties Trust	14,537	347,144
Host Hotels & Resorts, Inc.	25,906	431,853
Hudson Pacific Properties, Inc.	5,990	174,069
Independence Realty Trust, Inc.	8,936	82,032
Industrial Logistics Properties Trust	8,580	168,776
Investors Real Estate Trust	2,396	117,547
Invitation Homes, Inc.	9,680	194,374
Iron Mountain, Inc.	23,877	773,854
iStar, Inc.	10,073	92,369
JBG SMITH Properties	3,774	131,373
Kilroy Realty Corp.	2,513	158,017
Kimco Realty Corp.	21,138	309,672
Kite Realty Group Trust	8,800	123,992
Lamar Advertising Co. Class A	4,649	321,618
Lexington Realty Trust	20,329	166,901
Liberty Property Trust	8,845	370,429
Life Storage, Inc.	3,147	292,640
LTC Properties, Inc.	2,921	121,747
Macerich Co. (The)	4,365	188,917
Mack-Cali Realty Corp.	4,170	81,690
MedEquities Realty Trust, Inc.	19,585	133,961
Medical Properties Trust, Inc.	32,964	530,061
Mid-America Apartment Communities, Inc.	4,297	411,223
National Health Investors, Inc.	2,525	190,739
National Retail Properties, Inc.	8,710	422,522
New Senior Investment Group, Inc.	29,337	120,868
Omega Healthcare Investors, Inc.	21,057	740,154
One Liberty Properties, Inc.	5,044	122,166
Outfront Media, Inc.	4,935	89,422
Paramount Group, Inc.	6,653	83,562
Park Hotels & Resorts, Inc.	15,248	396,143
Pebblebrook Hotel Trust	8,497	240,550
Physicians Realty Trust	12,224	195,951
Piedmont Office Realty Trust, Inc. Class A	9,506	161,982
PotlatchDeltic Corp.	1,894	59,926
Preferred Apartment Communities, Inc. Class A	5,663	79,622
Prologis, Inc.	22,138	1,299,943
PS Business Parks, Inc.	1,238	162,178
Public Storage	7,266	1,470,711
QTS Realty Trust, Inc. Class A	1,931	71,544
Rayonier, Inc.	5,655	156,587
Realty Income Corp.	15,634	985,567
Regency Centers Corp.	6,013	352,843
Retail Opportunity Investments Corp.	7,490	118,941
Retail Properties of America, Inc. Class A	12,125	131,556
Rexford Industrial Realty, Inc.	995	29,323
RLJ Lodging Trust	11,134	182,598
RPT Realty	7,106	84,917
Ryman Hospitality Properties, Inc.	2,962	197,536
Sabra Health Care REIT, Inc.	20,090	331,083
Safety Income & Growth, Inc.	5,550	104,396
Saul Centers, Inc.	1,591	75,127
Select Income REIT	6,329	46,581
Senior Housing Properties Trust	41,803	489,931
Simon Property Group, Inc.	15,619	2,623,836
SL Green Realty Corp.	1,881	148,749
Spirit Realty Capital, Inc.	6,026	212,417
STAG Industrial, Inc.	6,321	157,266
STORE Capital Corp.	11,187	316,704
Sun Communities, Inc.	3,187	324,150
Tanger Factory Outlet Centers, Inc.	5,082	102,758
Taubman Centers, Inc.	2,373	107,948
UDR, Inc.	11,001	435,860
Uniti Group, Inc.	24,899	387,677
Ventas, Inc.	21,126	1,237,772
VEREIT, Inc.	84,942	607,335
VICI Properties, Inc.	24,841	466,514
Vornado Realty Trust	6,764	419,571
W.P. Carey, Inc.	10,081	658,693
Washington Prime Group, Inc.	16,910	82,183
Washington Real Estate Investment Trust	3,594	82,662
Weingarten Realty Investors	5,791	143,675
Welltower, Inc.	21,859	1,517,233
Weyerhaeuser Co.	33,949	742,125
Whitestone REIT	5,561	68,178
Xenia Hotels & Resorts, Inc.	8,178	140,662

Total Equity Real Estate Investment Trusts (REITs)		43,561,814

Food & Staples Retailing - 2.0%
Casey’s General Stores, Inc.	460	58,944
Costco Wholesale Corp.	5,400	1,100,034
Kroger Co. (The)	15,411	423,803
Sysco Corp.	14,853	930,689
Walgreens Boots Alliance, Inc.	24,210	1,654,269
Walmart, Inc.	74,651	6,953,741
Weis Markets, Inc.	1,446	69,090

Total Food & Staples Retailing		11,190,570

Food Products - 2.0%
Alico, Inc.	949	27,995
Archer-Daniels-Midland Co.	19,465	797,481
B&G Foods, Inc.(a)	4,913	142,035
Calavo Growers, Inc.	428	31,227
Campbell Soup Co.	11,911	392,944
Conagra Brands, Inc.	14,157	302,394
Flowers Foods, Inc.	8,705	160,781
General Mills, Inc.	34,963	1,361,459
Hershey Co. (The)	4,596	492,599
Hormel Foods Corp.	13,297	567,516
Ingredion, Inc.	1,893	173,020
J&J Snack Foods Corp.	206	29,786
J.M. Smucker Co. (The)	3,921	366,574
Kellogg Co.	12,173	693,983
Kraft Heinz Co. (The)	71,712	3,086,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Lamb Weston Holdings, Inc.	1,714	$126,082
Lancaster Colony Corp.	801	141,665
McCormick & Co., Inc. Non-Voting Shares	3,482	484,834
Mondelez International, Inc. Class A	39,225	1,570,177
Tyson Foods, Inc. Class A	8,517	454,808

Total Food Products		11,403,844

Gas Utilities - 0.2%
Atmos Energy Corp.	3,016	279,643
National Fuel Gas Co.	3,023	154,717
New Jersey Resources Corp.	2,446	111,709
Northwest Natural Holding Co.	2,052	124,064
ONE Gas, Inc.	1,710	136,116
South Jersey Industries, Inc.	3,012	83,734
Southwest Gas Holdings, Inc.	1,055	80,707
Spire, Inc.	2,236	165,643
UGI Corp.	4,286	228,658

Total Gas Utilities		1,364,991

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	36,060	2,608,220
Baxter International, Inc.	6,603	434,609
Becton, Dickinson and Co.	3,924	884,156
Danaher Corp.	4,812	496,213
Meridian Bioscience, Inc.	4,487	77,894
ResMed, Inc.	3,137	357,210
Stryker Corp.	4,982	780,929
Teleflex, Inc.	416	107,528
Zimmer Biomet Holdings, Inc.	1,731	179,539

Total Health Care Equipment & Supplies		5,926,298

Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	5,271	392,162
Anthem, Inc.	4,016	1,054,722
Cardinal Health, Inc.	6,972	310,951
Chemed Corp.	203	57,506
CVS Health Corp.	38,205	2,503,192
Encompass Health Corp.	3,043	187,753
HCA Healthcare, Inc.	2,314	287,977
Humana, Inc.	1,008	288,772
McKesson Corp.	1,427	157,641
Quest Diagnostics, Inc.	3,336	277,789
UnitedHealth Group, Inc.	15,494	3,859,865

Total Health Care Providers & Services		9,378,330

Hotels, Restaurants & Leisure - 2.3%
Aramark	2,632	76,249
Brinker International, Inc.	2,004	88,136
Choice Hotels International, Inc.	1,265	90,549
Churchill Downs, Inc.	271	66,108
Cracker Barrel Old Country Store, Inc.	815	130,286
Darden Restaurants, Inc.	4,034	402,835
Dine Brands Global, Inc.	2,526	170,101
Domino’s Pizza, Inc.	614	152,266
Dunkin’ Brands Group, Inc.	2,544	163,121
Hilton Worldwide Holdings, Inc.	3,831	275,066
Jack in the Box, Inc.	350	27,170
Las Vegas Sands Corp.	47,984	2,497,567
Marriott International, Inc. Class A	5,223	567,009
Marriott Vacations Worldwide Corp.	1,872	131,995
McDonald’s Corp.	21,985	3,903,876
MGM Resorts International	10,128	245,705
Six Flags Entertainment Corp.	4,497	250,168
Starbucks Corp.	30,368	1,955,699
Texas Roadhouse, Inc.	2,168	129,430
Vail Resorts, Inc.	964	203,230
Wendy’s Co. (The)	7,432	116,014
Wyndham Destinations, Inc.	3,430	122,931
Wyndham Hotels & Resorts, Inc.	1,762	79,942
Wynn Resorts Ltd.	3,756	371,506
Yum! Brands, Inc.	6,202	570,088

Total Hotels, Restaurants & Leisure		12,787,047

Household Durables - 0.3%
Bassett Furniture Industries, Inc.	852	17,074
D.R. Horton, Inc.	7,152	247,888
Ethan Allen Interiors, Inc.	4,728	83,165
Flexsteel Industries, Inc.	2,912	64,297
La-Z-Boy, Inc.	1,761	48,797
Leggett & Platt, Inc.	7,215	258,586
Lennar Corp. Class A	2,733	106,997
MDC Holdings, Inc.	3,784	106,368
Newell Brands, Inc.	13,953	259,386
PulteGroup, Inc.	6,346	164,933
Toll Brothers, Inc.	4,246	139,821
Whirlpool Corp.	3,494	373,404

Total Household Durables		1,870,716

Household Products - 2.1%
Church & Dwight Co., Inc.	5,185	340,966
Clorox Co. (The)	3,959	610,240
Colgate-Palmolive Co.	24,388	1,451,574
Energizer Holdings, Inc.	1,813	81,857
Kimberly-Clark Corp.	13,575	1,546,735
Oil-Dri Corp. of America	665	17,623
Procter & Gamble Co. (The)	84,429	7,760,714
Spectrum Brands Holdings, Inc.	3,782	159,789

Total Household Products		11,969,498

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	34,077	492,754
Clearway Energy, Inc. Class C	5,259	90,718
NRG Energy, Inc.	2,157	85,417
Ormat Technologies, Inc.	489	25,575
Pattern Energy Group, Inc. Class A	7,768	144,640
TerraForm Power, Inc. Class A	13,615	152,760

Total Independent Power & Renewable Electricity Producers		991,864

Industrial Conglomerates - 1.9%
3M Co.	16,650	3,172,491
Carlisle Cos., Inc.	1,064	106,953
General Electric Co.	663,693	5,024,156
Honeywell International, Inc.	18,569	2,453,336
Raven Industries, Inc.	908	32,861
Roper Technologies, Inc.	859	228,941

Total Industrial Conglomerates		11,018,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Insurance - 2.7%
Aflac, Inc.	21,385	$974,301
Allstate Corp. (The)	8,150	673,435
American Financial Group, Inc.	1,374	124,388
American International Group, Inc.	36,413	1,435,036
American National Insurance Co.	483	61,457
AMERISAFE, Inc.	1,616	91,611
Arthur J. Gallagher & Co.	5,712	420,974
Assurant, Inc.	1,725	154,284
Brown & Brown, Inc.	5,370	147,997
Cincinnati Financial Corp.	5,545	429,294
CNA Financial Corp.	9,283	409,844
CNO Financial Group, Inc.	6,131	91,229
Erie Indemnity Co. Class A	1,504	200,498
Fidelity National Financial, Inc.	11,462	360,365
First American Financial Corp.	5,029	224,495
Hanover Insurance Group, Inc. (The)	1,389	162,194
Hartford Financial Services Group, Inc. (The)	13,145	584,295
Horace Mann Educators Corp.	684	25,616
Lincoln National Corp.	6,693	343,418
Loews Corp.	1,200	54,624
Marsh & McLennan Cos., Inc.	10,886	868,159
Mercury General Corp.	3,324	171,884
MetLife, Inc.	45,911	1,885,106
Old Republic International Corp.	13,253	272,614
Principal Financial Group, Inc.	17,385	767,895
ProAssurance Corp.	4,488	182,033
Progressive Corp. (The)	9,707	585,623
Prudential Financial, Inc.	20,369	1,661,092
Reinsurance Group of America, Inc.	1,496	209,784
RLI Corp.	529	36,496
Safety Insurance Group, Inc.	942	77,065
Torchmark Corp.	1,293	96,367
Travelers Cos., Inc. (The)	7,286	872,499
Unum Group	10,453	307,109
W.R. Berkley Corp.	1,423	105,174

Total Insurance		15,068,255

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.	1,730	194,885
Nutrisystem, Inc.	1,791	78,589

Total Internet & Direct Marketing Retail		273,474

IT Services - 2.6%
Alliance Data Systems Corp.	1,022	153,382
Automatic Data Processing, Inc.	11,452	1,501,586
Booz Allen Hamilton Holding Corp.	3,504	157,925
Broadridge Financial Solutions, Inc.	2,760	265,650
Cass Information Systems, Inc.	1,083	57,312
Cognizant Technology Solutions Corp. Class A	6,230	395,481
DXC Technology Co.	4,190	222,782
Fidelity National Information Services, Inc.	4,867	499,111
International Business Machines Corp.	52,632	5,982,680
Jack Henry & Associates, Inc.	1,599	202,306
Leidos Holdings, Inc.	4,014	211,618
ManTech International Corp. Class A	825	43,143
MasterCard, Inc. Class A	7,449	1,405,254
Paychex, Inc.	12,807	834,376
Sabre Corp.	5,177	112,030
Science Applications International Corp.	979	62,362
Switch, Inc. Class A	10,302	72,114
Total System Services, Inc.	1,840	149,574
Visa, Inc. Class A	15,297	2,018,286
Western Union Co. (The)	19,197	327,501

Total IT Services		14,674,473

Leisure Products - 0.1%
Brunswick Corp.	1,682	78,129
Escalade, Inc.	1,939	22,201
Hasbro, Inc.	3,508	285,025
Marine Products Corp.	2,077	35,122
Polaris Industries, Inc.	2,022	155,047

Total Leisure Products		575,524

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,197	283,129
Bio-Techne Corp.	794	114,908
Luminex Corp.	2,174	50,241
Thermo Fisher Scientific, Inc.	1,663	372,163

Total Life Sciences Tools & Services		820,441

Machinery - 1.7%
AGCO Corp.	1,715	95,474
Albany International Corp. Class A	787	49,132
Allison Transmission Holdings, Inc.	3,965	174,103
Altra Industrial Motion Corp.	4,274	107,491
Briggs & Stratton Corp.	7,085	92,672
Caterpillar, Inc.	17,474	2,220,421
Crane Co.	1,752	126,459
Cummins, Inc.	5,656	755,868
Deere & Co.	7,007	1,045,234
Donaldson Co., Inc.	3,312	143,708
Dover Corp.	4,219	299,338
Flowserve Corp.	1,840	69,957
Fortive Corp.	2,014	136,267
Graco, Inc.	3,725	155,891
Graham Corp.	2,331	53,240
Greenbrier Cos., Inc. (The)	890	35,191
Hurco Cos., Inc.	738	26,347
IDEX Corp.	1,679	211,991
Illinois Tool Works, Inc.	10,567	1,338,733
Kennametal, Inc.	3,224	107,295
Lincoln Electric Holdings, Inc.	1,826	143,980
Lindsay Corp.	337	32,436
Mueller Industries, Inc.	3,121	72,907
NN, Inc.	11,695	78,473
Nordson Corp.	1,142	136,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Oshkosh Corp.	1,374	$84,240
PACCAR, Inc.	5,775	329,984
Parker-Hannifin Corp.	2,779	414,460
REV Group, Inc.	10,580	79,456
Snap-on, Inc.	1,274	185,099
Stanley Black & Decker, Inc.	3,108	372,152
Terex Corp.	3,185	87,810
Timken Co. (The)	4,259	158,946
Toro Co. (The)	2,244	125,395
Trinity Industries, Inc.	3,302	67,988
Xylem, Inc.	2,899	193,421

Total Machinery		9,807,857

Media - 1.1%
CBS Corp. Class B Non-Voting Shares	5,753	251,521
Comcast Corp. Class A	101,611	3,459,855
Emerald Expositions Events, Inc.	6,604	81,493
Entercom Communications Corp. Class A	21,290	121,566
Gannett Co., Inc.	7,641	65,178
Interpublic Group of Cos., Inc. (The)	15,749	324,902
John Wiley & Sons, Inc. Class A	1,675	78,675
Meredith Corp.	2,148	111,567
National CineMedia, Inc.	9,498	61,547
New Media Investment Group, Inc.	11,108	128,520
News Corp. Class A	10,765	122,183
Nexstar Media Group, Inc. Class A	882	69,360
Omnicom Group, Inc.	8,341	610,895
Sinclair Broadcast Group, Inc. Class A	2,725	71,776
Sirius XM Holdings, Inc.(a)	47,211	269,575
TEGNA, Inc.	4,351	47,295
Tribune Media Co. Class A	3,776	171,355

Total Media		6,047,263

Metals & Mining - 0.3%
Commercial Metals Co.	4,292	68,758
Compass Minerals International, Inc.	3,554	148,166
Freeport-McMoRan, Inc.	32,077	330,714
Newmont Mining Corp.	10,662	369,438
Nucor Corp.	9,840	509,810
Reliance Steel & Aluminum Co.	2,268	161,414
Royal Gold, Inc.	1,083	92,759
Steel Dynamics, Inc.	4,941	148,428
Worthington Industries, Inc.	1,770	61,667

Total Metals & Mining		1,891,154

Multi-Utilities - 1.6%
Ameren Corp.	9,028	588,896
Black Hills Corp.	2,492	156,448
CenterPoint Energy, Inc.	21,009	593,084
CMS Energy Corp.	8,431	418,599
Consolidated Edison, Inc.	11,953	913,926
Dominion Energy, Inc.	28,038	2,003,596
DTE Energy Co.	6,331	698,309
MDU Resources Group, Inc.	7,159	170,671
NiSource, Inc.	10,803	273,856
NorthWestern Corp.	2,481	147,471
Public Service Enterprise Group, Inc.	20,418	1,062,757
SCANA Corp.	3,564	170,288
Sempra Energy	8,513	921,021
Vectren Corp.	3,073	221,195
WEC Energy Group, Inc.	11,427	791,434

Total Multi-Utilities		9,131,551

Multiline Retail - 0.6%
Dollar General Corp.	3,659	395,465
Kohl’s Corp.	8,308	551,153
Macy’s, Inc.	15,431	459,535
Nordstrom, Inc.	5,121	238,690
Target Corp.	22,080	1,459,267

Total Multiline Retail		3,104,110

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	14,006	614,023
Apache Corp.	6,872	180,390
Berry Petroleum Corp.	7,967	69,711
Cabot Oil & Gas Corp.	3,367	75,252
Chevron Corp.	84,763	9,221,367
Cimarex Energy Co.	2,490	153,508
ConocoPhillips	27,623	1,722,294
CVR Energy, Inc.	9,472	326,595
Delek U.S. Holdings, Inc.	2,418	78,609
Devon Energy Corp.	3,663	82,564
Diamondback Energy, Inc.	775	71,843
EOG Resources, Inc.	5,921	516,370
EQT Corp.	6,408	121,047
Evolution Petroleum Corp.	4,435	30,247
Exxon Mobil Corp.	199,835	13,626,749
Hess Corp.	5,279	213,799
HollyFrontier Corp.	6,168	315,308
Kinder Morgan, Inc.	121,739	1,872,346
Marathon Oil Corp.	8,425	120,814
Marathon Petroleum Corp.	23,193	1,368,619
Murphy Oil Corp.	7,512	175,706
Noble Energy, Inc.	7,617	142,895
Occidental Petroleum Corp.	37,410	2,296,226
ONEOK, Inc.	26,441	1,426,492
Panhandle Oil and Gas, Inc. Class A	1,489	23,080
PBF Energy, Inc. Class A	5,307	173,380
Phillips 66	18,642	1,606,008
Pioneer Natural Resources Co.	843	110,871
SemGroup Corp. Class A	15,001	206,714
Targa Resources Corp.	22,252	801,517
Valero Energy Corp.	20,545	1,540,259
Williams Cos., Inc. (The)	78,695	1,735,225

Total Oil, Gas & Consumable Fuels		41,019,828

Paper & Forest Products - 0.1%
Domtar Corp.	3,130	109,957
Louisiana-Pacific Corp.	4,419	98,190
Schweitzer-Mauduit International, Inc.	5,265	131,888

Total Paper & Forest Products		340,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Personal Products - 0.1%
Coty, Inc. Class A	12,420	$81,475
Estee Lauder Cos., Inc. (The) Class A	3,673	477,857
Inter Parfums, Inc.	697	45,702
Medifast, Inc.	422	52,759
Nu Skin Enterprises, Inc. Class A	1,875	114,994

Total Personal Products		772,787

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	52,501	2,729,002
Eli Lilly & Co.	25,296	2,927,253
Johnson & Johnson	78,814	10,170,946
Merck & Co., Inc.	84,712	6,472,844
Pfizer, Inc.	204,389	8,921,580
Zoetis, Inc.	3,820	326,763

Total Pharmaceuticals		31,548,388

Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	961	137,173
Equifax, Inc.	1,373	127,868
Kelly Services, Inc. Class A	1,088	22,282
ManpowerGroup, Inc.	1,153	74,714
Robert Half International, Inc.	2,838	162,334

Total Professional Services		524,371

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	204	25,827
Kennedy-Wilson Holdings, Inc.	8,559	155,517
Newmark Group, Inc. Class A	16,568	132,875
RE/MAX Holdings, Inc. Class A	2,467	75,860

Total Real Estate Management & Development		390,079

Road & Rail - 0.9%
CSX Corp.	15,636	971,465
JB Hunt Transport Services, Inc.	1,628	151,469
Kansas City Southern	1,080	103,086
Norfolk Southern Corp.	6,157	920,718
Old Dominion Freight Line, Inc.	235	29,020
Ryder System, Inc.	4,593	221,153
Union Pacific Corp.	19,082	2,637,705

Total Road & Rail		5,034,616

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	9,039	775,817
Applied Materials, Inc.	27,224	891,314
Broadcom, Inc.	12,421	3,158,412
Brooks Automation, Inc.	2,672	69,953
Cabot Microelectronics Corp.	337	32,133
Cypress Semiconductor Corp.	13,879	176,541
Intel Corp.	133,062	6,244,600
KLA-Tencor Corp.	5,419	484,946
Lam Research Corp.	5,469	744,714
Maxim Integrated Products, Inc.	9,774	497,008
Microchip Technology, Inc.	5,195	373,624
NVE Corp.	394	34,491
NVIDIA Corp.	2,799	373,667
QUALCOMM, Inc.	57,418	3,267,658
Skyworks Solutions, Inc.	4,453	298,440
Teradyne, Inc.	2,694	84,538
Texas Instruments, Inc.	32,915	3,110,467
Xilinx, Inc.	6,184	526,691
Xperi Corp.	4,172	76,723

Total Semiconductors & Semiconductor Equipment		21,221,737

Software - 3.5%
Intuit, Inc.	3,188	627,558
j2 Global, Inc.	1,375	95,397
Microsoft Corp.	155,622	15,806,527
Oracle Corp.	66,755	3,013,988
SS&C Technologies Holdings, Inc.	2,299	103,708
Symantec Corp.	9,401	177,632

Total Software		19,824,810

Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	5,294	106,145
American Eagle Outfitters, Inc.	8,634	166,895
Barnes & Noble, Inc.	9,786	69,383
Best Buy Co., Inc.	7,868	416,689
Buckle, Inc. (The)	4,858	93,954
Camping World Holdings, Inc. Class A	5,105	58,554
Chico’s FAS, Inc.	16,383	92,072
Children’s Place, Inc. (The)	253	22,793
Dick’s Sporting Goods, Inc.	2,556	79,747
Foot Locker, Inc.	3,896	207,267
Gap, Inc. (The)	15,887	409,249
Group 1 Automotive, Inc.	1,917	101,064
Guess?, Inc.	4,693	97,474
Home Depot, Inc. (The)	29,260	5,027,453
L Brands, Inc.	25,442	653,096
Lithia Motors, Inc. Class A	1,293	98,695
Lowe’s Cos., Inc.	19,159	1,769,525
Office Depot, Inc.	24,246	62,555
Penske Automotive Group, Inc.	3,125	126,000
Ross Stores, Inc.	3,928	326,810
Sonic Automotive, Inc. Class A	5,958	81,982
Tiffany & Co.	3,175	255,619
TJX Cos., Inc. (The)	25,136	1,124,585
Tractor Supply Co.	2,293	191,328
Williams-Sonoma, Inc.	2,748	138,637

Total Specialty Retail		11,777,571

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	93,154	14,694,112
Hewlett Packard Enterprise Co.	54,971	726,167
HP, Inc.	55,793	1,141,525
NetApp, Inc.	7,681	458,325
Western Digital Corp.	9,348	345,595
Xerox Corp.	8,889	175,647

Total Technology Hardware, Storage & Peripherals		17,541,371

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	677	55,257
Columbia Sportswear Co.	1,598	134,376
Hanesbrands, Inc.	8,054	100,917
NIKE, Inc. Class B	19,843	1,471,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2018

Investments	Shares	Value
Ralph Lauren Corp.	923	$95,494
Tapestry, Inc.	7,028	237,195
VF Corp.	12,081	861,858
Wolverine World Wide, Inc.	1,468	46,814

Total Textiles, Apparel & Luxury Goods		3,003,071

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	6,989	89,250
ESSA Bancorp, Inc.	7,018	109,551
Meta Financial Group, Inc.	1,011	19,603
New York Community Bancorp, Inc.	63,118	593,940
Northwest Bancshares, Inc.	6,791	115,040
Provident Financial Services, Inc.	4,385	105,810
Southern Missouri Bancorp, Inc.	789	26,747
Sterling Bancorp, Inc.	9,910	68,875
TFS Financial Corp.	13,092	211,174
Washington Federal, Inc.	7,616	203,423

Total Thrifts & Mortgage Finance		1,543,413

Tobacco - 2.3%
Altria Group, Inc.	126,140	6,230,055
Philip Morris International, Inc.	94,984	6,341,132
Universal Corp.	1,475	79,871
Vector Group Ltd.	31,609	307,555

Total Tobacco		12,958,613

Trading Companies & Distributors - 0.3%
Air Lease Corp.	3,061	92,473
Applied Industrial Technologies, Inc.	806	43,476
Fastenal Co.	8,531	446,086
GATX Corp.	1,581	111,951
H&E Equipment Services, Inc.	4,218	86,132
Kaman Corp.	727	40,777
MSC Industrial Direct Co., Inc. Class A	1,174	90,304
Rush Enterprises, Inc. Class A	2,712	93,510
W.W. Grainger, Inc.	1,462	412,810
Watsco, Inc.	918	127,730

Total Trading Companies & Distributors		1,545,249

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	5,509	201,409

Water Utilities - 0.1%
American Water Works Co., Inc.	4,102	372,338
Aqua America, Inc.	6,445	220,355
Middlesex Water Co.	729	38,892

Total Water Utilities		631,585

Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	890	39,382
Telephone & Data Systems, Inc.	4,140	134,716

Total Wireless Telecommunication Services		174,098

TOTAL COMMON STOCKS (Cost: $492,883,732)		564,466,331

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Earnings Fund(b) (Cost: $1,120,549)	35,683	1,014,757

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(c) (Cost: $519,391)(d)	519,391	519,391

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $494,523,672)		566,000,479
Other Assets less Liabilities - 0.1%		554,031

NET ASSETS - 100.0%		$566,554,510

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(d)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $500,037 and the total market value of the collateral held by the Fund was $519,391.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.0%

Banks - 0.0%
First BanCorp	1,234	$10,612

IT Services - 0.0%
EVERTEC, Inc.	537	15,412

Total Puerto Rico		26,024

United States - 99.9%

Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc.*	409	14,409
Aerovironment, Inc.*	35	2,378
Arconic, Inc.	2,948	49,703
Astronics Corp.*	171	5,207
Axon Enterprise, Inc.*	58	2,538
Boeing Co. (The)	1,544	497,940
BWX Technologies, Inc.	89	3,402
Cubic Corp.	157	8,437
Curtiss-Wright Corp.	486	49,630
Engility Holdings, Inc.*	130	3,700
Esterline Technologies Corp.*	181	21,982
General Dynamics Corp.	913	143,533
Harris Corp.	297	39,991
HEICO Corp.	230	17,820
Hexcel Corp.	146	8,372
Huntington Ingalls Industries, Inc.	119	22,647
L3 Technologies, Inc.	469	81,447
Lockheed Martin Corp.	1,223	320,230
Moog, Inc. Class A	100	7,748
Northrop Grumman Corp.	541	132,491
Raytheon Co.	707	108,418
Spirit AeroSystems Holdings, Inc. Class A	186	13,409
Teledyne Technologies, Inc.*	84	17,394
Textron, Inc.	602	27,686
TransDigm Group, Inc.*	186	63,251
United Technologies Corp.	2,618	278,765
Vectrus, Inc.*	118	2,546
Wesco Aircraft Holdings, Inc.*	295	2,331

Total Aerospace & Defense		1,947,405

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.*	715	16,309
Atlas Air Worldwide Holdings, Inc.*	468	19,745
C.H. Robinson Worldwide, Inc.	268	22,536
Echo Global Logistics, Inc.*	122	2,480
Expeditors International of Washington, Inc.	732	49,842
FedEx Corp.	911	146,972
Hub Group, Inc. Class A*	303	11,232
United Parcel Service, Inc. Class B	3,653	356,277

Total Air Freight & Logistics		625,393

Airlines - 0.8%
Alaska Air Group, Inc.	909	55,313
American Airlines Group, Inc.	3,284	105,449
Delta Air Lines, Inc.	4,557	227,394
Hawaiian Holdings, Inc.	557	14,710
SkyWest, Inc.	256	11,384
Southwest Airlines Co.	1,953	90,776
Spirit Airlines, Inc.*	355	20,562
United Continental Holdings, Inc.*	1,716	143,681

Total Airlines		669,269

Auto Components - 0.3%
BorgWarner, Inc.	386	13,410
Cooper Tire & Rubber Co.	826	26,705
Dana, Inc.	631	8,601
Dorman Products, Inc.*	166	14,943
Fox Factory Holding Corp.*	151	8,889
Gentex Corp.	3,058	61,802
Gentherm, Inc.*	246	9,835
Goodyear Tire & Rubber Co. (The)	610	12,450
LCI Industries	19	1,269
Lear Corp.	320	39,315
Motorcar Parts of America, Inc.*	156	2,596
Shiloh Industries, Inc.*	375	2,186
Standard Motor Products, Inc.	221	10,703
Stoneridge, Inc.*	369	9,096
Superior Industries International, Inc.	720	3,463

Total Auto Components		225,263

Automobiles - 1.1%
Ford Motor Co.	49,825	381,161
General Motors Co.	13,157	440,102
Thor Industries, Inc.	1,299	67,548
Winnebago Industries, Inc.	1,380	33,410

Total Automobiles		922,221

Banks - 10.0%
1st Source Corp.	58	2,340
Access National Corp.	115	2,453
Allegiance Bancshares, Inc.*	79	2,557
American National Bankshares, Inc.	79	2,315
Arrow Financial Corp.	80	2,562
Associated Banc-Corp.	341	6,748
Banc of California, Inc.	1,288	17,143
Bancorp, Inc. (The)*	310	2,468
BancorpSouth Bank	207	5,411
Bank of America Corp.	62,349	1,536,279
Bank of Hawaii Corp.	790	53,183
Bank of Marin Bancorp	65	2,681
Bar Harbor Bankshares	112	2,512
BB&T Corp.	2,940	127,361
Boston Private Financial Holdings, Inc.	609	6,437
Bridge Bancorp, Inc.	96	2,447
Brookline Bancorp, Inc.	590	8,154
Bryn Mawr Bank Corp.	72	2,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Cadence BanCorp	2,766	$46,413
Capstar Financial Holdings, Inc.	168	2,475
CBTX, Inc.	80	2,352
Citigroup, Inc.	18,893	983,570
Citizens Financial Group, Inc.	4,626	137,531
City Holding Co.	157	10,612
CNB Financial Corp.	105	2,410
Codorus Valley Bancorp, Inc.	1	21
Columbia Banking System, Inc.	1,422	51,604
Comerica, Inc.	1,634	112,239
Commerce Bancshares, Inc.	219	12,345
Community Bank System, Inc.	545	31,773
Community Trust Bancorp, Inc.	63	2,495
ConnectOne Bancorp, Inc.	822	15,182
Cullen/Frost Bankers, Inc.	749	65,867
Customers Bancorp, Inc.*	1,189	21,640
CVB Financial Corp.	179	3,621
Eagle Bancorp, Inc.*	672	32,733
East West Bancorp, Inc.	360	15,671
Enterprise Bancorp, Inc.	83	2,669
Farmers National Banc Corp.	208	2,650
Fifth Third Bancorp	3,220	75,767
Financial Institutions, Inc.	100	2,570
First Bancorp	115	3,756
First Citizens BancShares, Inc. Class A	173	65,230
First Commonwealth Financial Corp.	1,797	21,708
First Community Bankshares, Inc.	78	2,455
First Financial Bancorp	2,050	48,626
First Financial Bankshares, Inc.	231	13,326
First Financial Corp.	60	2,409
First Internet Bancorp	119	2,432
First Interstate BancSystem, Inc. Class A	591	21,607
First Merchants Corp.	122	4,181
First Mid-Illinois Bancshares, Inc.	78	2,490
First Midwest Bancorp, Inc.	2,513	49,782
First of Long Island Corp. (The)	129	2,574
First Republic Bank	1,037	90,115
Franklin Financial Network, Inc.*	95	2,505
Glacier Bancorp, Inc.	302	11,965
Great Southern Bancorp, Inc.	45	2,071
Green Bancorp, Inc.	561	9,616
HarborOne Bancorp, Inc.*	159	2,526
HomeTrust Bancshares, Inc.	103	2,697
Huntington Bancshares, Inc.	3,025	36,058
Iberiabank Corp.	882	56,695
Independent Bank Group, Inc.	793	36,296
JPMorgan Chase & Co.	17,814	1,739,003
KeyCorp	9,598	141,858
Lakeland Financial Corp.	100	4,016
LCNB Corp.	167	2,530
LegacyTexas Financial Group, Inc.	879	28,207
Live Oak Bancshares, Inc.	853	12,633
M&T Bank Corp.	381	54,532
Mercantile Bank Corp.	92	2,600
Metropolitan Bank Holding Corp.*	76	2,345
Midland States Bancorp, Inc.	375	8,377
MidWestOne Financial Group, Inc.	103	2,557
NBT Bancorp, Inc.	544	18,817
Nicolet Bankshares, Inc.*	52	2,538
Northeast Bancorp	146	2,443
OFG Bancorp	154	2,535
Old Line Bancshares, Inc.	94	2,474
Old Second Bancorp, Inc.	196	2,548
Opus Bank	686	13,439
Origin Bancorp, Inc.	151	5,146
Orrstown Financial Services, Inc.	130	2,367
Peapack Gladstone Financial Corp.	120	3,022
People’s United Financial, Inc.	4,516	65,166
People’s Utah Bancorp	89	2,683
Peoples Bancorp, Inc.	81	2,438
PNC Financial Services Group, Inc. (The)	2,037	238,146
Popular, Inc.	358	16,905
Preferred Bank	119	5,159
Prosperity Bancshares, Inc.	127	7,912
QCR Holdings, Inc.	77	2,471
RBB Bancorp	129	2,267
Regions Financial Corp.	3,585	47,967
Renasant Corp.	1,648	49,737
Republic Bancorp, Inc. Class A	158	6,118
Republic First Bancorp, Inc.*	392	2,340
Sandy Spring Bancorp, Inc.	602	18,867
Seacoast Banking Corp. of Florida*	628	16,341
ServisFirst Bancshares, Inc.	139	4,430
Sierra Bancorp	102	2,451
Signature Bank	58	5,963
Simmons First National Corp. Class A	1,994	48,115
Southside Bancshares, Inc.	319	10,128
State Bank Financial Corp.	871	18,805
Sterling Bancorp	3,716	61,351
SunTrust Banks, Inc.	2,105	106,176
SVB Financial Group*	71	13,484
TCF Financial Corp.	526	10,252
Tompkins Financial Corp.	47	3,525
Towne Bank	175	4,191
TriCo Bancshares	153	5,170
Trustmark Corp.	1,789	50,861
U.S. Bancorp	7,088	323,922
UMB Financial Corp.	99	6,036
Valley National Bancorp	6,076	53,955
Veritex Holdings, Inc.*	114	2,437
Washington Trust Bancorp, Inc.	54	2,567
Wells Fargo & Co.	22,032	1,015,235
Westamerica Bancorporation	192	10,691
Zions Bancorp NA	2,204	89,791

Total Banks		8,298,898

Beverages - 1.5%
Boston Beer Co., Inc. (The) Class A*	34	8,188
Brown-Forman Corp. Class B	863	41,061
Coca-Cola Bottling Co. Consolidated	12	2,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Coca-Cola Co. (The)	8,854	$419,237
Constellation Brands, Inc. Class A	1,161	186,712
Molson Coors Brewing Co. Class B	797	44,759
Monster Beverage Corp.*	862	42,428
National Beverage Corp.	145	10,407
PepsiCo, Inc.	4,029	445,124

Total Beverages		1,200,045

Biotechnology - 2.6%
AbbVie, Inc.	5,191	478,558
Amgen, Inc.	2,879	560,455
Biogen, Inc.*	826	248,560
Celgene Corp.*	4,265	273,344
Emergent BioSolutions, Inc.*	151	8,951
Enanta Pharmaceuticals, Inc.*	47	3,329
Exelixis, Inc.*	1,412	27,774
Gilead Sciences, Inc.	5,974	373,674
Halozyme Therapeutics, Inc.*	645	9,436
Ligand Pharmaceuticals, Inc.*	122	16,555
Neurocrine Biosciences, Inc.*	44	3,142
Regeneron Pharmaceuticals, Inc.*	399	149,027
United Therapeutics Corp.*	30	3,267
Vertex Pharmaceuticals, Inc.*	101	16,737

Total Biotechnology		2,172,809

Building Products - 0.4%
A.O. Smith Corp.	174	7,430
AAON, Inc.	56	1,963
Advanced Drainage Systems, Inc.	106	2,571
American Woodmark Corp.*	329	18,319
Armstrong World Industries, Inc.	400	23,284
Builders FirstSource, Inc.*	1,800	19,638
Fortune Brands Home & Security, Inc.	185	7,028
Gibraltar Industries, Inc.*	75	2,669
Griffon Corp.	697	7,284
JELD-WEN Holding, Inc.*	2,196	31,205
Lennox International, Inc.	193	42,240
Masco Corp.	798	23,334
NCI Building Systems, Inc.*	1,559	11,303
Owens Corning	1,642	72,215
PGT Innovations, Inc.*	158	2,504
Quanex Building Products Corp.	192	2,609
Simpson Manufacturing Co., Inc.	65	3,518
Trex Co., Inc.*	125	7,420
Universal Forest Products, Inc.	153	3,972
USG Corp.	599	25,553

Total Building Products		316,059

Capital Markets - 4.4%
Ameriprise Financial, Inc.	1,509	157,494
Artisan Partners Asset Management, Inc. Class A	1,730	38,250
Bank of New York Mellon Corp. (The)	4,172	196,376
BlackRock, Inc.	823	323,291
CBOE Global Markets, Inc.	18	1,761
Charles Schwab Corp. (The)	5,580	231,737
CME Group, Inc.	702	132,060
Cohen & Steers, Inc.	959	32,913
Cowen, Inc.*	209	2,788
Donnelley Financial Solutions, Inc.*	664	9,316
E*TRADE Financial Corp.	552	24,222
Evercore, Inc. Class A	70	5,009
FactSet Research Systems, Inc.	120	24,016
Federated Investors, Inc. Class B	146	3,876
Franklin Resources, Inc.	1,990	59,023
Goldman Sachs Group, Inc. (The)	3,729	622,930
Greenhill & Co., Inc.	189	4,612
Houlihan Lokey, Inc.	426	15,677
Interactive Brokers Group, Inc. Class A	601	32,845
Intercontinental Exchange, Inc.	1,895	142,750
INTL FCStone, Inc.*	116	4,243
KKR & Co., Inc. Class A	6,729	132,090
LPL Financial Holdings, Inc.	727	44,405
MarketAxess Holdings, Inc.	54	11,411
Moody’s Corp.	434	60,777
Morgan Stanley	14,190	562,634
Morningstar, Inc.	122	13,401
MSCI, Inc.	242	35,678
Nasdaq, Inc.	704	57,425
Northern Trust Corp.	1,475	123,295
Raymond James Financial, Inc.	393	29,243
S&P Global, Inc.	527	89,558
SEI Investments Co.	282	13,028
State Street Corp.	3,192	201,320
T. Rowe Price Group, Inc.	797	73,579
TD Ameritrade Holding Corp.	1,221	59,780
Victory Capital Holdings, Inc. Class A*	439	4,487
Virtu Financial, Inc. Class A	638	16,435
Virtus Investment Partners, Inc.	231	18,348
Waddell & Reed Financial, Inc. Class A	2,032	36,739
Westwood Holdings Group, Inc.	69	2,346

Total Capital Markets		3,651,168

Chemicals - 1.3%
Air Products & Chemicals, Inc.	911	145,806
Albemarle Corp.	892	68,746
Ashland Global Holdings, Inc.	369	26,184
Celanese Corp.	451	40,576
CF Industries Holdings, Inc.	637	27,716
Chemours Co. (The)	2,940	82,967
DowDuPont, Inc.	736	39,361
Eastman Chemical Co.	447	32,680
Ecolab, Inc.	702	103,440
Ferro Corp.*	1,211	18,989
FMC Corp.	922	68,191
FutureFuel Corp.	165	2,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Huntsman Corp.	585	$11,285
Ingevity Corp.*	63	5,272
Innophos Holdings, Inc.	367	9,003
International Flavors & Fragrances, Inc.	353	47,397
Koppers Holdings, Inc.*	675	11,502
Kraton Corp.*	715	15,616
Minerals Technologies, Inc.	571	29,315
NewMarket Corp.	38	15,659
Olin Corp.	2,011	40,441
PPG Industries, Inc.	396	40,483
Quaker Chemical Corp.	15	2,666
RPM International, Inc.	509	29,919
Sensient Technologies Corp.	421	23,513
Sherwin-Williams Co. (The)	150	59,019
Stepan Co.	68	5,032
Valvoline, Inc.	903	17,473
W.R. Grace & Co.	702	45,567
Westlake Chemical Corp.	358	23,689

Total Chemicals		1,090,124

Commercial Services & Supplies - 0.6%
ACCO Brands Corp.	3,059	20,740
Cintas Corp.	311	52,245
Clean Harbors, Inc.*	46	2,270
Copart, Inc.*	702	33,542
Covanta Holding Corp.	149	2,000
Ennis, Inc.	96	1,848
Herman Miller, Inc.	1,022	30,915
HNI Corp.	372	13,180
Interface, Inc.	2,066	29,440
KAR Auction Services, Inc.	808	38,558
Kimball International, Inc. Class B	176	2,497
LSC Communications, Inc.	835	5,845
McGrath RentCorp	166	8,546
MSA Safety, Inc.	123	11,595
Republic Services, Inc.	1,033	74,469
Rollins, Inc.	358	12,924
RR Donnelley & Sons Co.	2,375	9,405
Tetra Tech, Inc.	105	5,436
U.S. Ecology, Inc.	40	2,519
UniFirst Corp.	128	18,313
VSE Corp.	83	2,482
Waste Management, Inc.	1,323	117,734

Total Commercial Services & Supplies		496,503

Communications Equipment - 1.2%
Arista Networks, Inc.*	245	51,622
CalAmp Corp.*	293	3,812
Casa Systems, Inc.*	823	10,806
Ciena Corp.*	619	20,990
Cisco Systems, Inc.	15,816	685,307
F5 Networks, Inc.*	178	28,841
InterDigital, Inc.	51	3,388
Juniper Networks, Inc.	1,907	51,317
Lumentum Holdings, Inc.*	348	14,620
Motorola Solutions, Inc.	469	53,954
NETGEAR, Inc.*	44	2,289
Ubiquiti Networks, Inc.	278	27,636

Total Communications Equipment		954,582

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	57	2,490
EMCOR Group, Inc.	642	38,321
Fluor Corp.	1,334	42,955
Jacobs Engineering Group, Inc.	587	34,316
KBR, Inc.	1,942	29,479
MasTec, Inc.*	223	9,045
MYR Group, Inc.*	93	2,620
Tutor Perini Corp.*	1,145	18,285
Valmont Industries, Inc.	320	35,504

Total Construction & Engineering		213,015

Construction Materials - 0.0%
Forterra, Inc.*(a)	674	2,534
Martin Marietta Materials, Inc.	91	15,640
US Concrete, Inc.*	325	11,466

Total Construction Materials		29,640

Consumer Finance - 1.6%
Ally Financial, Inc.	1,534	34,760
American Express Co.	4,006	381,852
Capital One Financial Corp.	4,829	365,024
Credit Acceptance Corp.*	59	22,524
Curo Group Holdings Corp.*	319	3,027
Discover Financial Services	1,824	107,580
Elevate Credit, Inc.*	937	4,198
Encore Capital Group, Inc.*	935	21,972
Enova International, Inc.*	347	6,753
EZCORP, Inc. Class A*	444	3,432
FirstCash, Inc.	24	1,736
Green Dot Corp. Class A*	103	8,191
Nelnet, Inc. Class A	583	30,514
OneMain Holdings, Inc.*	342	8,307
PRA Group, Inc.*	632	15,402
Santander Consumer USA Holdings, Inc.	4,332	76,200
Synchrony Financial	7,866	184,536
World Acceptance Corp.*	76	7,772

Total Consumer Finance		1,283,780

Containers & Packaging - 0.5%
AptarGroup, Inc.	136	12,794
Avery Dennison Corp.	652	58,569
Ball Corp.	999	45,934
Bemis Co., Inc.	830	38,097
Berry Global Group, Inc.*	215	10,219
Crown Holdings, Inc.*	465	19,330
International Paper Co.	1,189	47,988
Owens-Illinois, Inc.*	1,961	33,808
Sealed Air Corp.	1,494	52,051
Silgan Holdings, Inc.	221	5,220
Sonoco Products Co.	842	44,735
WestRock Co.	417	15,746

Total Containers & Packaging		384,491

Distributors - 0.1%
Genuine Parts Co.	921	88,434
Pool Corp.	64	9,514
Weyco Group, Inc.	83	2,421

Total Distributors		100,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*	295	$13,960
Bridgepoint Education, Inc.*	329	2,306
Bright Horizons Family Solutions, Inc.*	76	8,470
Career Education Corp.*	205	2,341
Collectors Universe, Inc.	226	2,567
Graham Holdings Co. Class B	42	26,904
Grand Canyon Education, Inc.*	97	9,326
H&R Block, Inc.	2,382	60,431
Laureate Education, Inc. Class A*	1,553	23,668
Service Corp. International	581	23,391
ServiceMaster Global Holdings, Inc.*	278	10,214
Weight Watchers International, Inc.*	375	14,456

Total Diversified Consumer Services		198,034

Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B*	10,550	2,154,099
Voya Financial, Inc.	1,521	61,053

Total Diversified Financial Services		2,215,152

Diversified Telecommunication Services - 2.2%
AT&T, Inc.	27,266	778,172
ATN International, Inc.	34	2,432
Cogent Communications Holdings, Inc.	218	9,856
Globalstar, Inc.*	20,822	13,320
IDT Corp. Class B*	365	2,259
Verizon Communications, Inc.	17,524	985,199
Vonage Holdings Corp.*	282	2,462

Total Diversified Telecommunication Services		1,793,700

Electric Utilities - 1.9%
ALLETE, Inc.	174	13,262
Alliant Energy Corp.	741	31,307
American Electric Power Co., Inc.	1,780	133,037
Avangrid, Inc.	312	15,628
Duke Energy Corp.	2,426	209,364
Edison International	1,498	85,042
Entergy Corp.	205	17,644
Evergy, Inc.	532	30,202
Eversource Energy	1,295	84,227
Exelon Corp.	3,750	169,125
Hawaiian Electric Industries, Inc.	309	11,316
IDACORP, Inc.	102	9,492
NextEra Energy, Inc.	1,892	328,867
OGE Energy Corp.	972	38,093
Otter Tail Corp.	245	12,162
PG&E Corp.*	64	1,520
Pinnacle West Capital Corp.	510	43,452
PNM Resources, Inc.	227	9,327
Portland General Electric Co.	367	16,827
PPL Corp.	3,494	98,985
Southern Co. (The)	1,939	85,161
Xcel Energy, Inc.	1,790	88,193

Total Electric Utilities		1,532,233

Electrical Equipment - 0.4%
AMETEK, Inc.	1,018	68,919
Atkore International Group, Inc.*	824	16,348
AZZ, Inc.	110	4,440
Emerson Electric Co.	1,334	79,706
Encore Wire Corp.	54	2,710
EnerSys	185	14,358
Generac Holdings, Inc.*	465	23,110
GrafTech International Ltd.	4,564	52,212
Hubbell, Inc.	78	7,749
LSI Industries, Inc.	646	2,048
Preformed Line Products Co.	45	2,441
Regal Beloit Corp.	487	34,114
Rockwell Automation, Inc.	239	35,965
Sunrun, Inc.*	490	5,336

Total Electrical Equipment		349,456

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	726	58,821
Arrow Electronics, Inc.*	1,170	80,672
AVX Corp.	1,492	22,753
Belden, Inc.	724	30,241
CDW Corp.	592	47,982
Cognex Corp.	207	8,005
Coherent, Inc.*	30	3,171
Control4 Corp.*	140	2,464
Corning, Inc.	3,673	110,961
CTS Corp.	97	2,511
Dolby Laboratories, Inc. Class A	370	22,881
Electro Scientific Industries, Inc.*	89	2,666
FLIR Systems, Inc.	225	9,797
II-VI, Inc.*	92	2,986
Insight Enterprises, Inc.*	485	19,764
IPG Photonics Corp.*	88	9,970
KEMET Corp.	1,019	17,873
Keysight Technologies, Inc.*	393	24,397
Knowles Corp.*	695	9,250
MTS Systems Corp.	57	2,287
National Instruments Corp.	190	8,622
nLight, Inc.*	151	2,685
Plexus Corp.*	96	4,904
Rogers Corp.*	151	14,958
Sanmina Corp.*	261	6,280
SYNNEX Corp.	1	81
Tech Data Corp.*	401	32,806
Trimble, Inc.*	188	6,187
TTM Technologies, Inc.*	2,540	24,714
Zebra Technologies Corp. Class A*	157	24,999

Total Electronic Equipment, Instruments & Components		615,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Energy Equipment & Services - 0.2%
C&J Energy Services, Inc.*	819	$11,057
Cactus, Inc. Class A*	127	3,481
Covia Holdings Corp.*	2,310	7,900
Forum Energy Technologies, Inc.*	1,679	6,934
FTS International, Inc.*	3,155	22,432
Halliburton Co.	2,513	66,796
Helmerich & Payne, Inc.	45	2,157
Keane Group, Inc.*	596	4,875
Liberty Oilfield Services, Inc. Class A(a)	804	10,412
Mammoth Energy Services, Inc.	245	4,405
NCS Multistage Holdings, Inc.*	449	2,285
ProPetro Holding Corp.*	339	4,177
RPC, Inc.	1,607	15,861
SEACOR Holdings, Inc.*	108	3,996
Select Energy Services, Inc. Class A*	931	5,884
Smart Sand, Inc.*	3,374	7,490
U.S. Silica Holdings, Inc.(a)	1,649	16,787

Total Energy Equipment & Services		196,929

Entertainment - 1.4%
Activision Blizzard, Inc.	968	45,080
Cinemark Holdings, Inc.	807	28,890
Electronic Arts, Inc.*	636	50,187
Madison Square Garden Co. (The) Class A*	14	3,748
Netflix, Inc.*	136	36,402
Twenty-First Century Fox, Inc. Class A	4,703	226,308
Viacom, Inc. Class B	2,456	63,119
Walt Disney Co. (The)	6,077	666,343
World Wrestling Entertainment, Inc. Class A	82	6,127
Zynga, Inc. Class A*	3,130	12,301

Total Entertainment		1,138,505

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexander & Baldwin, Inc.	442	8,124
Alexandria Real Estate Equities, Inc.	91	10,487
American Tower Corp.	638	100,925
Americold Realty Trust	96	2,452
Apartment Investment & Management Co. Class A	399	17,508
AvalonBay Communities, Inc.	399	69,446
Boston Properties, Inc.	137	15,419
Brandywine Realty Trust	188	2,420
Brixmor Property Group, Inc.	1,610	23,651
Camden Property Trust	100	8,805
CoreCivic, Inc.	857	15,280
Corporate Office Properties Trust	115	2,418
Crown Castle International Corp.	360	39,107
CubeSmart	458	13,140
DiamondRock Hospitality Co.	1,262	11,459
Digital Realty Trust, Inc.	158	16,835
Douglas Emmett, Inc.	85	2,901
Duke Realty Corp.	870	22,533
EastGroup Properties, Inc.	52	4,770
Empire State Realty Trust, Inc. Class A	168	2,391
EPR Properties	297	19,017
Equity LifeStyle Properties, Inc.	178	17,289
Equity Residential	958	63,238
Essex Property Trust, Inc.	168	41,195
Extra Space Storage, Inc.	331	29,949
First Industrial Realty Trust, Inc.	195	5,628
Gaming and Leisure Properties, Inc.	930	30,048
GEO Group, Inc. (The)	676	13,317
HCP, Inc.	1,439	40,191
Healthcare Realty Trust, Inc.	188	5,347
Healthcare Trust of America, Inc. Class A	95	2,404
Hospitality Properties Trust	110	2,627
Host Hotels & Resorts, Inc.	3,660	61,012
Hudson Pacific Properties, Inc.	85	2,470
Industrial Logistics Properties Trust	87	1,710
Kilroy Realty Corp.	25	1,572
Kimco Realty Corp.	1,993	29,197
Lamar Advertising Co. Class A	70	4,843
Lexington Realty Trust	1,279	10,501
Liberty Property Trust	653	27,348
Life Storage, Inc.	110	10,229
Medical Properties Trust, Inc.	1,679	26,998
Mid-America Apartment Communities, Inc.	207	19,810
National Health Investors, Inc.	161	12,162
National Retail Properties, Inc.	404	19,598
Omega Healthcare Investors, Inc.	696	24,464
Pebblebrook Hotel Trust	211	5,973
Prologis, Inc.	1,440	84,557
Public Storage	462	93,513
Realty Income Corp.	475	29,944
Regency Centers Corp.	26	1,526
RPT Realty	174	2,079
Ryman Hospitality Properties, Inc.	126	8,403
Sabra Health Care REIT, Inc.	1,250	20,600
SBA Communications Corp.*	56	9,066
Senior Housing Properties Trust	3,084	36,145
Simon Property Group, Inc.	871	146,319
STORE Capital Corp.	529	14,976
Terreno Realty Corp.	105	3,693
Tier REIT, Inc.	451	9,304
UDR, Inc.	678	26,862
Urstadt Biddle Properties, Inc. Class A	49	942
Ventas, Inc.	869	50,915
VICI Properties, Inc.	1,088	20,433
Vornado Realty Trust	43	2,667
W.P. Carey, Inc.	324	21,170
Weingarten Realty Investors	76	1,886
Welltower, Inc.	984	68,299
Weyerhaeuser Co.	3,768	82,369

Total Equity Real Estate Investment Trusts (REITs)		1,653,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	84	$2,511
BJ’s Wholesale Club Holdings, Inc.*	945	20,941
Casey’s General Stores, Inc.	109	13,967
Costco Wholesale Corp.	781	159,098
Kroger Co. (The)	6,445	177,238
Performance Food Group Co.*	407	13,134
Smart & Final Stores, Inc.*	460	2,180
Sprouts Farmers Market, Inc.*	636	14,952
Sysco Corp.	1,157	72,498
U.S. Foods Holding Corp.*	1,020	32,273
Walgreens Boots Alliance, Inc.	3,889	265,735
Walmart, Inc.	3,569	332,452
Weis Markets, Inc.	164	7,836

Total Food & Staples Retailing		1,114,815

Food Products - 1.4%
Archer-Daniels-Midland Co.	2,282	93,494
B&G Foods, Inc.(a)	517	14,946
Cal-Maine Foods, Inc.	156	6,599
Campbell Soup Co.	391	12,899
Conagra Brands, Inc.	753	16,084
Darling Ingredients, Inc.*	411	7,908
Flowers Foods, Inc.	1,084	20,021
General Mills, Inc.	1,476	57,475
Hershey Co. (The)	750	80,385
Hormel Foods Corp.	1,672	71,361
Hostess Brands, Inc.*	725	7,932
Ingredion, Inc.	533	48,716
J&J Snack Foods Corp.	61	8,820
J.M. Smucker Co. (The)	217	20,287
Kellogg Co.	2,220	126,562
Kraft Heinz Co. (The)	5,496	236,548
Lamb Weston Holdings, Inc.	344	25,305
Lancaster Colony Corp.	13	2,299
Mondelez International, Inc. Class A	5,340	213,760
Pilgrim’s Pride Corp.*	190	2,947
Post Holdings, Inc.*	98	8,735
Sanderson Farms, Inc.	16	1,589
Seaboard Corp.	5	17,690
Tootsie Roll Industries, Inc.	215	7,181
Tyson Foods, Inc. Class A	1,542	82,343

Total Food Products		1,191,886

Gas Utilities - 0.2%
Atmos Energy Corp.	307	28,465
Chesapeake Utilities Corp.	13	1,057
National Fuel Gas Co.	464	23,747
New Jersey Resources Corp.	192	8,769
ONE Gas, Inc.	183	14,567
Southwest Gas Holdings, Inc.	194	14,841
UGI Corp.	801	42,733

Total Gas Utilities		134,179

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	2,187	158,186
ABIOMED, Inc.*	27	8,776
Align Technology, Inc.*	57	11,938
Anika Therapeutics, Inc.*	84	2,823
Baxter International, Inc.	915	60,225
Becton, Dickinson and Co.	383	86,298
Boston Scientific Corp.*	2,352	83,120
Cantel Medical Corp.	158	11,763
Cooper Cos., Inc. (The)	93	23,668
Danaher Corp.	1,569	161,795
Edwards Lifesciences Corp.*	519	79,495
Globus Medical, Inc. Class A*	164	7,098
Haemonetics Corp.*	77	7,704
Hill-Rom Holdings, Inc.	199	17,621
ICU Medical, Inc.*	16	3,674
IDEXX Laboratories, Inc.*	78	14,510
Inogen, Inc.*	19	2,359
Intuitive Surgical, Inc.*	128	61,302
Masimo Corp.*	70	7,516
Neogen Corp.*	71	4,047
ResMed, Inc.	321	36,552
Stryker Corp.	660	103,455
Teleflex, Inc.	55	14,216
Varex Imaging Corp.*	238	5,636
Varian Medical Systems, Inc.*	242	27,421
West Pharmaceutical Services, Inc.	155	15,195
Zimmer Biomet Holdings, Inc.	304	31,531

Total Health Care Equipment & Supplies		1,047,924

Health Care Providers & Services - 2.6%
Amedisys, Inc.*	88	10,306
AmerisourceBergen Corp.	560	41,664
AMN Healthcare Services, Inc.*	187	10,595
Anthem, Inc.	796	209,054
Cardinal Health, Inc.	378	16,859
Centene Corp.*	457	52,692
Cigna Corp.	1,247	236,738
CVS Health Corp.	4,418	289,467
Encompass Health Corp.	299	18,448
Ensign Group, Inc. (The)	327	12,684
HCA Healthcare, Inc.	1,597	198,747
Henry Schein, Inc.*	465	36,512
Humana, Inc.	391	112,014
Laboratory Corp. of America Holdings*	232	29,316
Magellan Health, Inc.*	253	14,393
McKesson Corp.	612	67,608
Molina Healthcare, Inc.*	149	17,317
Quest Diagnostics, Inc.	327	27,229
Select Medical Holdings Corp.*	861	13,216
Tenet Healthcare Corp.*	550	9,427
UnitedHealth Group, Inc.	2,551	635,505
Universal Health Services, Inc. Class B	566	65,973
WellCare Health Plans, Inc.*	104	24,553

Total Health Care Providers & Services		2,150,317

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,223	11,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
athenahealth, Inc.*	113	$14,908
Cerner Corp.*	58	3,042
Medidata Solutions, Inc.*	116	7,821
NextGen Healthcare, Inc.*	155	2,348
Veeva Systems, Inc. Class A*	101	9,021

Total Health Care Technology		48,930

Hotels, Restaurants & Leisure - 1.9%
Aramark	186	5,388
BBX Capital Corp.	1,452	8,320
BJ’s Restaurants, Inc.	149	7,535
Bloomin’ Brands, Inc.	250	4,473
Bluegreen Vacations Corp.	1,001	12,943
Brinker International, Inc.	281	12,358
Caesars Entertainment Corp.*	3,235	21,966
Choice Hotels International, Inc.	333	23,836
Churchill Downs, Inc.	70	17,076
Cracker Barrel Old Country Store, Inc.	121	19,343
Darden Restaurants, Inc.	306	30,557
Domino’s Pizza, Inc.	63	15,623
Dunkin’ Brands Group, Inc.	181	11,606
Eldorado Resorts, Inc.*	211	7,640
Hilton Grand Vacations, Inc.*	1	26
Hilton Worldwide Holdings, Inc.	1,224	87,883
Hyatt Hotels Corp. Class A	151	10,208
International Speedway Corp. Class A	283	12,412
Jack in the Box, Inc.	74	5,745
Las Vegas Sands Corp.	2,130	110,867
Marriott International, Inc. Class A	1,685	182,924
McDonald’s Corp.	2,250	399,533
Monarch Casino & Resort, Inc.*	66	2,517
Planet Fitness, Inc. Class A*	428	22,949
Red Robin Gourmet Burgers, Inc.*	84	2,245
Red Rock Resorts, Inc. Class A	1,258	25,550
SeaWorld Entertainment, Inc.*	92	2,032
Shake Shack, Inc. Class A*	175	7,949
Six Flags Entertainment Corp.	578	32,154
Speedway Motorsports, Inc.	190	3,091
Starbucks Corp.	3,992	257,085
Texas Roadhouse, Inc.	172	10,268
Vail Resorts, Inc.	56	11,806
Wendy’s Co. (The)	2,058	32,125
Wyndham Destinations, Inc.	292	10,465
Wyndham Hotels & Resorts, Inc.	264	11,978
Yum! Brands, Inc.	1,538	141,373

Total Hotels, Restaurants & Leisure		1,581,849

Household Durables - 0.5%
Bassett Furniture Industries, Inc.	131	2,625
Beazer Homes USA, Inc.*	1,642	15,566
Cavco Industries, Inc.*	18	2,347
D.R. Horton, Inc.	3,957	137,150
Ethan Allen Interiors, Inc.	885	15,567
Flexsteel Industries, Inc.	334	7,375
Green Brick Partners, Inc.*	328	2,375
Hamilton Beach Brands Holding Co. Class A	118	2,768
La-Z-Boy, Inc.	1,025	28,403
Lennar Corp. Class A	942	36,879
M/I Homes, Inc.*	1,045	21,966
MDC Holdings, Inc.	340	9,557
Meritage Homes Corp.*	67	2,460
Mohawk Industries, Inc.*	117	13,684
New Home Co., Inc. (The)*	420	2,197
NVR, Inc.*	12	29,244
PulteGroup, Inc.	826	21,468
Taylor Morrison Home Corp. Class A*	95	1,510
Toll Brothers, Inc.	204	6,718
TopBuild Corp.*	460	20,700
TRI Pointe Group, Inc.*	812	8,875
Universal Electronics, Inc.*	251	6,345
Whirlpool Corp.	80	8,550
William Lyon Homes Class A*	2,332	24,929
ZAGG, Inc.*	588	5,751

Total Household Durables		435,009

Household Products - 1.3%
Church & Dwight Co., Inc.	780	51,293
Clorox Co. (The)	419	64,585
Colgate-Palmolive Co.	1,660	98,803
Energizer Holdings, Inc.	236	10,656
Kimberly-Clark Corp.	1,229	140,032
Procter & Gamble Co. (The)	7,084	651,161
Spectrum Brands Holdings, Inc.	613	25,899

Total Household Products		1,042,429

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	961	13,896
Clearway Energy, Inc. Class C	140	2,415
Ormat Technologies, Inc.	95	4,969

Total Independent Power & Renewable Electricity Producers		21,280

Industrial Conglomerates - 1.1%
3M Co.	1,746	332,683
Carlisle Cos., Inc.	498	50,059
Honeywell International, Inc.	3,447	455,417
Roper Technologies, Inc.	150	39,978

Total Industrial Conglomerates		878,137

Insurance - 3.2%
Aflac, Inc.	5,177	235,864
Alleghany Corp.	104	64,825
Allstate Corp. (The)	1,959	161,872
American Equity Investment Life Holding Co.	1,769	49,426
American Financial Group, Inc.	218	19,736
American International Group, Inc.	2,259	89,027
American National Insurance Co.	339	43,134
Arthur J. Gallagher & Co.	835	61,539
Assurant, Inc.	406	36,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Brown & Brown, Inc.	1,314	$36,214
Cincinnati Financial Corp.	938	72,620
CNA Financial Corp.	2,456	108,432
Employers Holdings, Inc.	329	13,808
Erie Indemnity Co. Class A	174	23,196
FBL Financial Group, Inc. Class A	88	5,777
Fidelity National Financial, Inc.	2,130	66,967
First American Financial Corp.	237	10,580
Genworth Financial, Inc. Class A*	7,797	36,334
Hanover Insurance Group, Inc. (The)	226	26,390
Hartford Financial Services Group, Inc. (The)	3,326	147,841
Horace Mann Educators Corp.	90	3,370
Lincoln National Corp.	1,059	54,337
Loews Corp.	957	43,563
Markel Corp.*	33	34,256
Marsh & McLennan Cos., Inc.	1,640	130,790
MetLife, Inc.	6,923	284,258
National Western Life Group, Inc. Class A	37	11,126
Navigators Group, Inc. (The)	127	8,825
Old Republic International Corp.	3,218	66,194
Primerica, Inc.	101	9,869
Principal Financial Group, Inc.	1,256	55,478
Progressive Corp. (The)	2,881	173,811
Prudential Financial, Inc.	2,431	198,248
Reinsurance Group of America, Inc.	569	79,791
RLI Corp.	120	8,279
Selective Insurance Group, Inc.	183	11,152
Torchmark Corp.	198	14,757
Travelers Cos., Inc. (The)	1,159	138,790
W.R. Berkley Corp.	623	46,046

Total Insurance		2,682,835

Interactive Media & Services - 3.8%
Alphabet, Inc. Class A*	1,698	1,774,342
Cargurus, Inc.*	80	2,698
Facebook, Inc. Class A*	9,431	1,236,310
IAC/InterActiveCorp*	187	34,229
Match Group, Inc.	884	37,809
TripAdvisor, Inc.*	182	9,817
Twitter, Inc.*	619	17,790
Yelp, Inc.*	503	17,600

Total Interactive Media & Services		3,130,595

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc.*	318	477,627
Booking Holdings, Inc.*	142	244,584
eBay, Inc.*	4,205	118,034
Expedia Group, Inc.	342	38,526
GrubHub, Inc.*	66	5,069
PetMed Express, Inc.(a)	444	10,327
Qurate Retail, Inc.*	452	8,823
Shutterstock, Inc.	183	6,590
Stamps.com, Inc.*	43	6,693

Total Internet & Direct Marketing Retail		916,273

IT Services - 3.3%
Alliance Data Systems Corp.	65	9,755
Automatic Data Processing, Inc.	826	108,305
Black Knight, Inc.*	99	4,461
Booz Allen Hamilton Holding Corp.	471	21,228
Broadridge Financial Solutions, Inc.	142	13,668
CACI International, Inc. Class A*	55	7,922
Cognizant Technology Solutions Corp. Class A	1,531	97,188
CSG Systems International, Inc.	266	8,451
DXC Technology Co.	1,778	94,536
EPAM Systems, Inc.*	139	16,125
Euronet Worldwide, Inc.*	136	13,924
ExlService Holdings, Inc.*	91	4,788
Fidelity National Information Services, Inc.	616	63,171
First Data Corp. Class A*	2,654	44,879
Fiserv, Inc.*	1,152	84,660
Gartner, Inc.*	82	10,483
Global Payments, Inc.	94	9,694
GoDaddy, Inc. Class A*	78	5,118
GreenSky, Inc. Class A*	476	4,555
International Business Machines Corp.	5,433	617,569
Jack Henry & Associates, Inc.	123	15,562
Leidos Holdings, Inc.	102	5,377
ManTech International Corp. Class A	136	7,112
MasterCard, Inc. Class A	1,878	354,285
MAXIMUS, Inc.	397	25,841
NIC, Inc.	624	7,788
Paychex, Inc.	1,230	80,135
PayPal Holdings, Inc.*	1,789	150,437
Perspecta, Inc.	830	14,293
Presidio, Inc.	596	7,778
Science Applications International Corp.	99	6,306
Sykes Enterprises, Inc.*	145	3,586
Total System Services, Inc.	567	46,091
TTEC Holdings, Inc.	215	6,143
Unisys Corp.*	294	3,419
VeriSign, Inc.*	267	39,593
Virtusa Corp.*	64	2,726
Visa, Inc. Class A	4,356	574,731
Western Union Co. (The)	5,065	86,409
WEX, Inc.*	41	5,742
Worldpay, Inc. Class A*	190	14,522

Total IT Services		2,698,356

Leisure Products - 0.1%
Acushnet Holdings Corp.	338	7,122
Callaway Golf Co.	874	13,372
Clarus Corp.	256	2,591
Hasbro, Inc.	271	22,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Johnson Outdoors, Inc. Class A	42	$2,467
Malibu Boats, Inc. Class A*	89	3,097
Marine Products Corp.	150	2,536
MasterCraft Boat Holdings, Inc.*	123	2,300
Nautilus, Inc.*	229	2,496

Total Leisure Products		58,000

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	806	54,373
Bio-Rad Laboratories, Inc. Class A*	344	79,884
Bruker Corp.	544	16,195
Cambrex Corp.*	331	12,498
Charles River Laboratories International, Inc.*	147	16,637
Illumina, Inc.*	206	61,786
IQVIA Holdings, Inc.*	79	9,177
Medpace Holdings, Inc.*	49	2,593
Mettler-Toledo International, Inc.*	46	26,017
PerkinElmer, Inc.	283	22,230
PRA Health Sciences, Inc.*	100	9,196
Syneos Health, Inc.*	59	2,322
Thermo Fisher Scientific, Inc.	785	175,675
Waters Corp.*	173	32,636

Total Life Sciences Tools & Services		521,219

Machinery - 2.4%
AGCO Corp.	172	9,575
Albany International Corp. Class A	338	21,101
Allison Transmission Holdings, Inc.	1,398	61,386
Blue Bird Corp.*	159	2,892
Caterpillar, Inc.	3,159	401,414
Chart Industries, Inc.*	43	2,796
Columbus McKinnon Corp.	119	3,587
Commercial Vehicle Group, Inc.*	1,051	5,991
Cummins, Inc.	1,287	171,995
Deere & Co.	1,087	162,148
Douglas Dynamics, Inc.	71	2,548
Dover Corp.	380	26,961
Energy Recovery, Inc.*(a)	353	2,376
ESCO Technologies, Inc.	39	2,572
Evoqua Water Technologies Corp.*	1,010	9,696
Federal Signal Corp.	294	5,851
Flowserve Corp.	171	6,501
Fortive Corp.	574	38,837
Gardner Denver Holdings, Inc.*	1,462	29,898
Global Brass & Copper Holdings, Inc.	137	3,446
Gorman-Rupp Co. (The)	77	2,496
Graco, Inc.	216	9,040
Harsco Corp.*	343	6,812
Hillenbrand, Inc.	154	5,841
Hyster-Yale Materials Handling, Inc.	169	10,471
IDEX Corp.	93	11,742
Illinois Tool Works, Inc.	1,537	194,723
ITT, Inc.	974	47,015
John Bean Technologies Corp.	228	16,373
Kennametal, Inc.	946	31,483
Lincoln Electric Holdings, Inc.	607	47,862
Lindsay Corp.	78	7,507
Lydall, Inc.*	579	11,759
Manitowoc Co., Inc. (The)*	722	10,664
Meritor, Inc.*	2,944	49,783
Middleby Corp. (The)*	168	17,259
Milacron Holdings Corp.*	712	8,466
Miller Industries, Inc.	96	2,592
Mueller Water Products, Inc. Class A	1,706	15,525
Navistar International Corp.*	1,263	32,775
Nordson Corp.	354	42,250
Oshkosh Corp.	214	13,120
PACCAR, Inc.	1,450	82,853
Park-Ohio Holdings Corp.	170	5,217
Parker-Hannifin Corp.	434	64,727
Proto Labs, Inc.*	62	6,993
RBC Bearings, Inc.*	47	6,162
REV Group, Inc.	3,181	23,889
Rexnord Corp.*	226	5,187
Spartan Motors, Inc.	437	3,159
SPX FLOW, Inc.*	611	18,587
Stanley Black & Decker, Inc.	404	48,375
Sun Hydraulics Corp.	304	10,090
Tennant Co.	48	2,501
Terex Corp.	1,123	30,961
Timken Co. (The)	1,394	52,024
Toro Co. (The)	171	9,555
TriMas Corp.*	95	2,593
Trinity Industries, Inc.	338	6,959
Twin Disc, Inc.*	166	2,448
Wabash National Corp.	1,858	24,303
WABCO Holdings, Inc.*	128	13,739
Woodward, Inc.	227	16,864
Xylem, Inc.	188	12,543

Total Machinery		2,016,858

Marine - 0.0%
Kirby Corp.*	119	8,016
Matson, Inc.	239	7,653

Total Marine		15,669

Media - 1.7%
AMC Networks, Inc. Class A*	985	54,057
Cable One, Inc.	14	11,481
CBS Corp. Class B Non-Voting Shares	1,225	53,557
Charter Communications, Inc. Class A*	184	52,435
Comcast Corp. Class A	18,810	640,481
Discovery, Inc. Class A*	1,914	47,352
DISH Network Corp. Class A*	1,454	36,306
Emerald Expositions Events, Inc.	1,274	15,721
EW Scripps Co. (The) Class A	284	4,467
Gannett Co., Inc.	1,774	15,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Gray Television, Inc.*	646	$9,522
Interpublic Group of Cos., Inc. (The)	2,035	41,982
Lee Enterprises, Inc.*	1,329	2,804
Liberty Broadband Corp. Class C*	1,459	105,092
Liberty Media Corp - Liberty SiriusXM Series C*	1,117	41,307
Loral Space & Communications, Inc.*	66	2,459
MSG Networks, Inc. Class A*	558	13,146
National CineMedia, Inc.	1,096	7,102
New Media Investment Group, Inc.	751	8,689
New York Times Co. (The) Class A	379	8,448
Nexstar Media Group, Inc. Class A	417	32,793
Omnicom Group, Inc.	1,424	104,294
Sirius XM Holdings, Inc.	12,033	68,708
TEGNA, Inc.	761	8,272
Tribune Media Co. Class A	1,075	48,784

Total Media		1,434,391

Metals & Mining - 0.6%
AK Steel Holding Corp.*(a)	4,925	11,081
Allegheny Technologies, Inc.*	872	18,984
Century Aluminum Co.*	759	5,548
Cleveland-Cliffs, Inc.*	4,609	35,443
Commercial Metals Co.	1,439	23,053
Freeport-McMoRan, Inc.	17,460	180,013
Newmont Mining Corp.	856	29,660
Nucor Corp.	1,311	67,923
Reliance Steel & Aluminum Co.	987	70,245
Schnitzer Steel Industries, Inc. Class A	455	9,805
Steel Dynamics, Inc.	771	23,161
United States Steel Corp.	340	6,202
Warrior Met Coal, Inc.	830	20,011

Total Metals & Mining		501,129

Multi-Utilities - 0.9%
Ameren Corp.	844	55,054
Black Hills Corp.	243	15,255
CenterPoint Energy, Inc.	1,761	49,713
CMS Energy Corp.	931	46,224
Consolidated Edison, Inc.	1,171	89,535
Dominion Energy, Inc.	1,871	133,702
DTE Energy Co.	724	79,857
MDU Resources Group, Inc.	519	12,373
NiSource, Inc.	1,037	26,288
NorthWestern Corp.	290	17,238
Public Service Enterprise Group, Inc.	874	45,492
Sempra Energy	533	57,665
Vectren Corp.	158	11,373
WEC Energy Group, Inc.	1,170	81,034

Total Multi-Utilities		720,803

Multiline Retail - 0.6%
Dillard’s, Inc. Class A(a)	136	8,202
Dollar General Corp.	824	89,058
Dollar Tree, Inc.*	703	63,495
Kohl’s Corp.	681	45,178
Macy’s, Inc.	3,141	93,539
Nordstrom, Inc.	342	15,941
Ollie’s Bargain Outlet Holdings, Inc.*	116	7,715
Target Corp.	2,291	151,412

Total Multiline Retail		474,540

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	451	19,772
Apache Corp.	3,236	84,945
Arch Coal, Inc. Class A	223	18,507
Callon Petroleum Co.*	1,637	10,624
Carrizo Oil & Gas, Inc.*	923	10,421
Centennial Resource Development, Inc. Class A*	1,223	13,478
Cheniere Energy, Inc.*	500	29,595
Chesapeake Energy Corp.*(a)	18,812	39,505
Chevron Corp.	6,879	748,366
Cimarex Energy Co.	686	42,292
CNX Resources Corp.*	574	6,555
Concho Resources, Inc.*	25	2,570
ConocoPhillips	5,045	314,556
Continental Resources, Inc.*	1,371	55,101
CVR Energy, Inc.	634	21,860
Delek U.S. Holdings, Inc.	743	24,155
Denbury Resources, Inc.*	5,231	8,945
EOG Resources, Inc.	1,701	148,344
Exxon Mobil Corp.	14,632	997,756
Gulfport Energy Corp.*	4,707	30,831
HollyFrontier Corp.	528	26,991
Kinder Morgan, Inc.	5,306	81,606
Magnolia Oil & Gas Corp.*	444	4,977
Marathon Oil Corp.	3,608	51,739
Marathon Petroleum Corp.	1,687	99,550
Matador Resources Co.*	787	12,222
Murphy Oil Corp.	505	11,812
Newfield Exploration Co.*	2,940	43,100
Noble Energy, Inc.	2,826	53,016
Occidental Petroleum Corp.	3,379	207,403
ONEOK, Inc.	370	19,962
Overseas Shipholding Group, Inc. Class A*	3,525	5,852
Parsley Energy, Inc. Class A*	1,763	28,173
PBF Energy, Inc. Class A	1,866	60,962
Peabody Energy Corp.	1,388	42,306
Phillips 66	2,989	257,502
SM Energy Co.	744	11,517
Targa Resources Corp.	352	12,679
Valero Energy Corp.	1,655	124,075
W&T Offshore, Inc.*	1,770	7,292
Williams Cos., Inc. (The)	1,706	37,617
World Fuel Services Corp.	438	9,378

Total Oil, Gas & Consumable Fuels		3,837,909

Paper & Forest Products - 0.0%
Boise Cascade Co.	893	21,298
Clearwater Paper Corp.*	383	9,334
PH Glatfelter Co.	636	6,207
Verso Corp. Class A*	159	3,562

Total Paper & Forest Products		40,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Personal Products - 0.2%
elf Beauty, Inc.*	994	$8,608
Estee Lauder Cos., Inc. (The) Class A	762	99,136
Nu Skin Enterprises, Inc. Class A	110	6,746
USANA Health Sciences, Inc.*	101	11,891

Total Personal Products		126,381

Pharmaceuticals - 3.2%
ANI Pharmaceuticals, Inc.*	49	2,206
Bristol-Myers Squibb Co.	4,252	221,019
Catalent, Inc.*	132	4,116
Corcept Therapeutics, Inc.*	381	5,090
Eli Lilly & Co.	1,415	163,744
Innoviva, Inc.*	936	16,333
Johnson & Johnson	7,384	952,905
Merck & Co., Inc.	4,974	380,064
Nektar Therapeutics*	1,531	50,324
Pfizer, Inc.	18,568	810,493
Zoetis, Inc.	752	64,326

Total Pharmaceuticals		2,670,620

Professional Services - 0.2%
ASGN, Inc.*	362	19,729
CoStar Group, Inc.*	20	6,747
Dun & Bradstreet Corp. (The)	247	35,257
Exponent, Inc.	182	9,229
FTI Consulting, Inc.*	65	4,332
GP Strategies Corp.*	211	2,661
InnerWorkings, Inc.*	726	2,715
Insperity, Inc.	42	3,921
Kforce, Inc.	85	2,628
Mistras Group, Inc.*	176	2,531
Robert Half International, Inc.	771	44,101
TransUnion	286	16,245
TriNet Group, Inc.*	193	8,096

Total Professional Services		158,192

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,319	52,813
Five Point Holdings LLC Class A*	2,303	15,983
HFF, Inc. Class A	50	1,658
Jones Lang LaSalle, Inc.	295	37,347
Kennedy-Wilson Holdings, Inc.	131	2,380
Marcus & Millichap, Inc.*	347	11,912
Newmark Group, Inc. Class A	1,853	14,861
RE/MAX Holdings, Inc. Class A	88	2,706
Realogy Holdings Corp.	2,478	36,377
St. Joe Co. (The)*	381	5,018

Total Real Estate Management & Development		181,055

Road & Rail - 1.2%
AMERCO	153	50,201
ArcBest Corp.	256	8,771
Covenant Transportation Group, Inc. Class A*	137	2,630
CSX Corp.	2,234	138,799
Genesee & Wyoming, Inc. Class A*	760	56,255
JB Hunt Transport Services, Inc.	670	62,337
Kansas City Southern	812	77,505
Knight-Swift Transportation Holdings, Inc.	1,723	43,196
Landstar System, Inc.	301	28,797
Marten Transport Ltd.	154	2,493
Norfolk Southern Corp.	773	115,594
Old Dominion Freight Line, Inc.	419	51,742
Saia, Inc.*	23	1,284
Union Pacific Corp.	2,299	317,791
Universal Logistics Holdings, Inc.	136	2,460
Werner Enterprises, Inc.	1,078	31,844

Total Road & Rail		991,699

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	1,028	18,977
Analog Devices, Inc.	1,284	110,206
Applied Materials, Inc.	8,997	294,562
Axcelis Technologies, Inc.*	207	3,685
Broadcom, Inc.	1,118	284,285
Brooks Automation, Inc.	184	4,817
Cabot Microelectronics Corp.	71	6,770
Ceva, Inc.*	115	2,540
Cirrus Logic, Inc.*	605	20,074
Cohu, Inc.	156	2,507
Cypress Semiconductor Corp.	1,150	14,628
Diodes, Inc.*	79	2,549
Entegris, Inc.	724	20,196
First Solar, Inc.*	477	20,251
Integrated Device Technology, Inc.*	301	14,577
Intel Corp.	25,390	1,191,553
KLA-Tencor Corp.	674	60,316
Lam Research Corp.	1,495	203,574
Maxim Integrated Products, Inc.	1,167	59,342
Microchip Technology, Inc.	449	32,292
Micron Technology, Inc.*	26,155	829,898
MKS Instruments, Inc.	116	7,495
Monolithic Power Systems, Inc.	73	8,486
Nanometrics, Inc.*	92	2,514
NVIDIA Corp.	1,974	263,529
ON Semiconductor Corp.*	1,182	19,515
Power Integrations, Inc.	26	1,585
Qorvo, Inc.*	129	7,834
Rudolph Technologies, Inc.*	132	2,702
Silicon Laboratories, Inc.*	25	1,970
Skyworks Solutions, Inc.	584	39,140
Teradyne, Inc.	608	19,079
Texas Instruments, Inc.	3,083	291,343
Universal Display Corp.	15	1,404
Xilinx, Inc.	656	55,872

Total Semiconductors & Semiconductor Equipment		3,920,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Software - 4.0%
ACI Worldwide, Inc.*	343	$9,491
Adobe, Inc.*	539	121,943
ANSYS, Inc.*	236	33,734
Aspen Technology, Inc.*	157	12,902
Cadence Design Systems, Inc.*	794	34,523
Citrix Systems, Inc.	484	49,591
Envestnet, Inc.*	119	5,854
Fortinet, Inc.*	120	8,452
Guidewire Software, Inc.*	110	8,825
Intuit, Inc.	321	63,189
j2 Global, Inc.	136	9,436
LogMeIn, Inc.	120	9,788
Microsoft Corp.	18,492	1,878,232
Monotype Imaging Holdings, Inc.	293	4,547
Oracle Corp.	13,928	628,849
Paycom Software, Inc.*	56	6,857
Paylocity Holding Corp.*	41	2,469
Pegasystems, Inc.	85	4,066
Progress Software Corp.	292	10,363
PTC, Inc.*	77	6,383
Qualys, Inc.*	119	8,894
RealPage, Inc.*	147	7,084
Red Hat, Inc.*	183	32,142
salesforce.com, Inc.*	457	62,595
SPS Commerce, Inc.*	75	6,179
SS&C Technologies Holdings, Inc.	273	12,315
Symantec Corp.	2,532	47,842
Synopsys, Inc.*	459	38,666
Teradata Corp.*	498	19,103
Ultimate Software Group, Inc. (The)*	38	9,305
Verint Systems, Inc.*	280	11,847
VMware, Inc. Class A	1,067	146,318

Total Software		3,311,784

Specialty Retail - 2.5%
Aaron’s, Inc.	197	8,284
Abercrombie & Fitch Co. Class A	1,048	21,012
Advance Auto Parts, Inc.	213	33,539
American Eagle Outfitters, Inc.	627	12,120
At Home Group, Inc.*	501	9,349
AutoZone, Inc.*	138	115,691
Best Buy Co., Inc.	937	49,624
Boot Barn Holdings, Inc.*	336	5,722
Burlington Stores, Inc.*	248	40,342
Camping World Holdings, Inc. Class A	1,780	20,417
CarMax, Inc.*	1,265	79,353
Children’s Place, Inc. (The)	36	3,243
Citi Trends, Inc.	214	4,363
Conn’s, Inc.*	343	6,469
Container Store Group, Inc. (The)*	556	2,652
DSW, Inc. Class A	313	7,731
Express, Inc.*	2,934	14,993
Five Below, Inc.*	150	15,348
Foot Locker, Inc.	737	39,208
Gap, Inc. (The)	1,004	25,863
Guess?, Inc.	883	18,340
Haverty Furniture Cos., Inc.	133	2,498
Hibbett Sports, Inc.*	618	8,837
Home Depot, Inc. (The)	4,064	698,276
J. Jill, Inc.*	1,512	8,059
Kirkland’s, Inc.*	251	2,392
L Brands, Inc.	334	8,574
Lowe’s Cos., Inc.	2,440	225,358
Lumber Liquidators Holdings, Inc.*(a)	867	8,254
MarineMax, Inc.*	379	6,940
Monro, Inc.	172	11,825
Murphy USA, Inc.*	109	8,354
National Vision Holdings, Inc.*	301	8,479
O’Reilly Automotive, Inc.*	347	119,483
Office Depot, Inc.	1,092	2,817
RH*	130	15,577
Ross Stores, Inc.	888	73,882
Sally Beauty Holdings, Inc.*	723	12,327
Shoe Carnival, Inc.	189	6,333
Sonic Automotive, Inc. Class A	1,206	16,595
Sportsman’s Warehouse Holdings, Inc.*	577	2,527
Tailored Brands, Inc.	1,246	16,995
Tiffany & Co.	140	11,271
Tile Shop Holdings, Inc.	714	3,913
Tilly’s, Inc. Class A	449	4,876
TJX Cos., Inc. (The)	3,613	161,646
Tractor Supply Co.	573	47,811
Ulta Salon Cosmetics & Fragrance, Inc.*	117	28,646
Williams-Sonoma, Inc.	222	11,200
Winmark Corp.	50	7,950
Zumiez, Inc.*	611	11,713

Total Specialty Retail		2,087,071

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	22,370	3,528,644
Electronics For Imaging, Inc.*	439	10,887
HP, Inc.	11,885	243,167
NetApp, Inc.	620	36,995
Western Digital Corp.	4,034	149,137
Xerox Corp.	285	5,632

Total Technology Hardware, Storage & Peripherals		3,974,462

Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	449	37,756
Crocs, Inc.*	102	2,650
Culp, Inc.	129	2,438
Deckers Outdoor Corp.*	226	28,917
G-III Apparel Group Ltd.*	727	20,276
Movado Group, Inc.	81	2,561
NIKE, Inc. Class B	3,709	274,985
PVH Corp.	169	15,709
Ralph Lauren Corp.	44	4,552
Tapestry, Inc.	801	27,034
Unifi, Inc.*	466	10,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2018

Investments	Shares	Value
Vera Bradley, Inc.*	426	$3,651
VF Corp.	693	49,439
Vince Holding Corp.*	244	2,277
Wolverine World Wide, Inc.	159	5,070

Total Textiles, Apparel & Luxury Goods		487,958

Thrifts & Mortgage Finance - 0.3%
Axos Financial, Inc.*	744	18,734
Capitol Federal Financial, Inc.	1,762	22,501
First Defiance Financial Corp.	103	2,525
LendingTree, Inc.*	51	11,198
Luther Burbank Corp.	422	3,806
MGIC Investment Corp.*	6,767	70,783
NMI Holdings, Inc. Class A*	437	7,800
OP Bancorp*	294	2,608
PennyMac Financial Services, Inc.	536	11,395
Provident Financial Services, Inc.	1,128	27,219
Radian Group, Inc.	814	13,317
Sterling Bancorp, Inc.	1,957	13,601
TFS Financial Corp.	784	12,646
TrustCo Bank Corp.	1,255	8,609
United Financial Bancorp, Inc.	275	4,043
Walker & Dunlop, Inc.	169	7,309
WSFS Financial Corp.	95	3,601

Total Thrifts & Mortgage Finance		241,695

Tobacco - 1.0%
Altria Group, Inc.	7,858	388,107
Philip Morris International, Inc.	6,663	444,822
Universal Corp.	91	4,928
Vector Group Ltd.	1,472	14,322

Total Tobacco		852,179

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	132	7,120
Beacon Roofing Supply, Inc.*	747	23,695
BMC Stock Holdings, Inc.*	1,399	21,657
CAI International, Inc.*	544	12,637
DXP Enterprises, Inc.*	79	2,199
Fastenal Co.	1,163	60,813
GATX Corp.	184	13,029
H&E Equipment Services, Inc.	734	14,988
HD Supply Holdings, Inc.*	968	36,319
Herc Holdings, Inc.*	543	14,113
Kaman Corp.	52	2,917
MRC Global, Inc.*	602	7,363
Nexeo Solutions, Inc.*	294	2,526
NOW, Inc.*	411	4,784
SiteOne Landscape Supply, Inc.*	182	10,059
Systemax, Inc.	84	2,007
Titan Machinery, Inc.*	169	2,222
United Rentals, Inc.*	217	22,249
Univar, Inc.*	1,597	28,331
Veritiv Corp.*	97	2,422
W.W. Grainger, Inc.	242	68,331
Watsco, Inc.	17	2,365
WESCO International, Inc.*	958	45,984

Total Trading Companies & Distributors		408,130

Water Utilities - 0.1%
American Water Works Co., Inc.	490	44,477
Aqua America, Inc.	421	14,394

Total Water Utilities		58,871

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	191	2,533
Sprint Corp.*	4,520	26,306
T-Mobile U.S., Inc.*	2,251	143,186
Telephone & Data Systems, Inc.	346	11,259
United States Cellular Corp.*	210	10,914

Total Wireless Telecommunication Services		194,198

Total United States		82,634,702

TOTAL COMMON STOCKS (Cost: $76,252,090)		82,660,726

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.39%(b) (Cost: $67,334)(c)	67,334	67,334

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $76,319,424)		82,728,060
Other Assets less Liabilities - 0.0%		38,959

NET ASSETS - 100.0%		$82,767,019

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2018.
(c)

At December 31, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $76,569 and the total market value of the collateral held by the Fund was $80,009. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,675.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2018, the Trust consisted of 84 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund”)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund”)	February 23, 2007

Notes to Schedule of Investments (unaudited) (continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investment of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Notes to Schedule of Investments (unaudited) (continued)

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,856,485	$—	$—
Exchange-Traded Fund	35,962	—	—
Investment of Cash Collateral for Securities Loaned	—	28,842	—

Total	$33,892,447	$28,842	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,941,565	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,015,777	—

Total	$17,941,565	$1,015,777	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Real Estate Management & Development	$9,347,839	$—	$59,835	**
Semiconductors & Semiconductor Equipment	948,103	—	0	**
Other*	121,475,210	—	—
Investment of Cash Collateral for Securities Loaned	—	1,699,065	—

Total	$131,771,152	$1,699,065	$59,835

Unrealized Appreciation on Foreign Currency Contracts	—	7	—

Total - Net	$131,771,152	$1,699,072	$59,835

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$533,708	$—	$3,147	**
Other*	24,300,378	—	—
Warrants*	240	—	—
Investment of Cash Collateral for Securities Loaned	—	194,107	—

Total	$24,834,326	$194,107	$3,147

Unrealized Depreciation on Foreign Currency Contracts	—	(7)	—

Total - Net	$24,834,326	$194,100	$3,147

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$72,517,423	$—	$11,577	**
South Korea	33,124,610	5,488	—
Other*	115,329,234	—	—
Investment of Cash Collateral for Securities Loaned	—	737,948	—

Total	$220,971,267	$743,436	$11,577

Unrealized Appreciation on Foreign Currency Contracts	—	116	—

Total - Net	$220,971,267	$743,552	$11,577

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,972,670,372	$—	$—
Exchange-Traded Fund	288,953	—	—
Investment of Cash Collateral for Securities Loaned	—	4,948,034	—

Total	$1,972,959,325	$4,948,034	$—

Unrealized Appreciation on Foreign Currency Contracts	—	247	—
Unrealized Depreciation on Foreign Currency Contracts	—	(305)	—

Total - Net	$1,972,959,325	$4,947,976	$—

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,570,805	$—	$—

Total	$13,570,805	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	51,906	—
Unrealized Depreciation on Foreign Currency Contracts	—	(65,066)	—

Total - Net	$13,570,805	$(13,160)	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$67,091,791	$—	$—
Investment of Cash Collateral for Securities Loaned	—	125,287	—

Total	$67,091,791	$125,287	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$264,449,407	$678,926	$645,895	**
Hong Kong	13,804,765	—	300,561	**
India	44,795,164	512,370	0	**
Thailand	71,695,017	—	0	**
Other*	848,435,513	—	—
Warrants	5,206	—	—
Investment of Cash Collateral for Securities Loaned	—	8,464,132	—

Total	$1,243,185,072	$9,655,428	$946,456

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,858,250,197	$—	$—
Investment of Cash Collateral for Securities Loaned	—	12,412,571	—

Total	$3,858,250,197	$12,412,571	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,499,779	—
Unrealized Depreciation on Foreign Currency Contracts	—	(28,769,230)	—

Total - Net	$3,858,250,197	$(13,856,880)	$—

Notes to Schedule of Investments (unaudited) (continued)

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$122,971,299	$—	$—
Rights	—	10,404	—
Investment of Cash Collateral for Securities Loaned	—	5,338,319	—

Total	$122,971,299	$5,348,723	$—

Unrealized Appreciation on Foreign Currency Contracts	—	39,424	—
Unrealized Depreciation on Foreign Currency Contracts	—	(940,190)	—

Total - Net	$122,971,299	$4,447,957	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,761,617	$—	$—
Investment of Cash Collateral for Securities Loaned	—	284,606	—

Total	$38,761,617	$284,606	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(57)	—

Total - Net	$38,761,617	$284,549	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$675,379,721	$—	$—
Rights	—	64,294	—
Exchange-Traded Fund	3,206,772	—	—
Investment of Cash Collateral for Securities Loaned	—	40,680,579	—

Total	$678,586,493	$40,744,873	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17,589	—

Total - Net	$678,586,493	$40,762,462	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$52,288,797	$—	$—

Total	$52,288,797	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	19,059	—
Unrealized Depreciation on Foreign Currency Contracts	—	(409,017)	—

Total - Net	$52,288,797	$(389,958)	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$59,078,948	$—	$—
Exchange-Traded Funds	86,795	—	—
Investment of Cash Collateral for Securities Loaned	—	629,740	—

Total	$59,165,743	$629,740	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$9,601,384	$144,669	$—
Other*	91,371,350	—	—
Rights	—	194,303	—
Investment of Cash Collateral for Securities Loaned	—	1,090,989	—

Total	$100,972,734	$1,429,961	$—

Unrealized Appreciation on Foreign Currency Contracts	—	28	—
Unrealized Depreciation on Foreign Currency Contracts	—	(363)	—

Total - Net	$100,972,734	$1,429,626	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$83,644,815	$—	$—
Rights	3,555	—	—
Investment of Cash Collateral for Securities Loaned	—	312,402	—

Total	$83,648,370	$312,402	$—

Unrealized Appreciation on Foreign Currency Contracts	—	25	—
Unrealized Depreciation on Foreign Currency Contracts	—	(431)	—

Total - Net	$83,648,370	$311,996	$—

Notes to Schedule of Investments (unaudited) (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
IT Services	$210,653,957	$—	$0	**
Machinery	13,512,962	—	0	**
Specialty Retail	1,565,578	1,910,171	—
Other*	1,228,325,717	—	—

Total	$1,454,058,214	$1,910,171	$0

Unrealized Appreciation on Foreign Currency Contracts	—	191,976	—
Unrealized Depreciation on Foreign Currency Contracts	—	(238,223)	—

Total - Net	$1,454,058,214	$1,863,924	$0

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$158,377,460	$—	$—
Rights	53,258	—	—
Exchange-Traded Fund	105,832	—	—
Investment of Cash Collateral for Securities Loaned	—	2,330,928	—

Total	$158,536,550	$2,330,928	$—

Unrealized Appreciation on Foreign Currency Contracts	—	360	—

Total - Net	$158,536,550	$2,331,288	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$787,594,719	$—	$—
Rights	49,603	—	—
Investment of Cash Collateral for Securities Loaned	—	8,908,196	—

Total	$787,644,322	$8,908,196	$—

Unrealized Appreciation on Foreign Currency Contracts	—	75	—
Unrealized Depreciation on Foreign Currency Contracts	—	(269)	—

Total - Net	$787,644,322	$8,908,002	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$415,611,423	$—	$—
Rights	—	13,997	—
Investment of Cash Collateral for Securities Loaned	—	4,556,474	—

Total	$415,611,423	$4,570,471	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,938,053	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,685,386)	—

Total - Net	$415,611,423	$1,823,138	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$251,989,294	$—	$—
Rights
Spain	26,018	1,688	—
Exchange-Traded Fund	68,840	—	—
Investment of Cash Collateral for Securities Loaned	—	2,285,909	—

Total	$252,084,152	$2,287,597	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$368,099,223	$—	$—
Rights	33,913	—	—
Exchange-Traded Fund	50,735	—	—
Investment of Cash Collateral for Securities Loaned	—	601,848	—

Total	$368,183,871	$601,848	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$238,915,940	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,082,413	—

Total	$238,915,940	$5,082,413	$—

Unrealized Appreciation on Foreign Currency Contracts	—	103	—

Total - Net	$238,915,940	$5,082,516	$—

Notes to Schedule of Investments (unaudited) (continued)

International Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,383,954	$—	$—
Rights	333	—	—

Total	$11,384,287	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	24,836	—
Unrealized Depreciation on Foreign Currency Contracts	—	(88,476)	—

Total - Net	$11,384,287	$(63,640)	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,450,062	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,590,053	—

Total	$57,450,062	$1,590,053	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$65,726,277	$441,287	$—
Other*	1,474,353,345	—	—
Rights	—	55,706	—
Exchange-Traded Funds	10,825,477	—	—
Investment of Cash Collateral for Securities Loaned	—	45,848,555	—

Total	$1,550,905,099	$46,345,548	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,235	—

Total - Net	$1,550,905,099	$46,346,783	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,751,365,961	$—	$—
Investment of Cash Collateral for Securities Loaned	—	31,142,389	—

Total	$3,751,365,961	$31,142,389	$—

Unrealized Appreciation on Foreign Currency Contracts	—	16,621,335	—
Unrealized Depreciation on Foreign Currency Contracts	—	(154,914,708)	—

Total - Net	$3,751,365,961	$(107,150,984)	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,417,007	$—	$—
Investment of Cash Collateral for Securities Loaned	—	123,325	—

Total	$14,417,007	$123,325	$—

Unrealized Appreciation on Foreign Currency Contracts	—	173,539	—
Unrealized Depreciation on Foreign Currency Contracts	—	(774,701)	—

Total - Net	$14,417,007	$(477,837)	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,170,579	$—	$—
Investment of Cash Collateral for Securities Loaned	—	35,561	—

Total	$12,170,579	$35,561	$—

Unrealized Appreciation on Foreign Currency Contracts	—	490	—
Unrealized Depreciation on Foreign Currency Contracts	—	(415,853)	—

Total - Net	$12,170,579	$(379,802)	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$98,437,489	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,554,636	—

Total	$98,437,489	$4,554,636	$—

Unrealized Appreciation on Foreign Currency Contracts	—	177,932	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3,682,411)	—

Total - Net	$98,437,489	$1,050,157	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$738,538,979	$—	$—
Exchange-Traded Fund	1,894,011	—	—
Investment of Cash Collateral for Securities Loaned	—	27,740,292	—

Total	$740,432,990	$27,740,292	$—

Notes to Schedule of Investments (unaudited) (continued)

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Oman	$—	$221,214	$—
Other*	16,770,704	—	—

Total	$16,770,704	$221,214	$—

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$704,264,473	$—	$—
Exchange-Traded Funds	2,675,742	—	—
Investment of Cash Collateral for Securities Loaned	—	1,460,748	—

Total	$706,940,215	$1,460,748	$—

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$223,935,748	$—	$—
Exchange-Traded Fund	1,204,720	—	—

Total	$225,140,468	$—	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$822,761,840	$—	$—
Exchange-Traded Fund	5,595,836	—	—
Investment of Cash Collateral for Securities Loaned	—	1,013,752	—

Total	$828,357,676	$1,013,752	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,871,488,485	$—	$—
Exchange-Traded Fund	5,152,766	—	—
Investment of Cash Collateral for Securities Loaned	—	830,598	—

Total	$1,876,641,251	$830,598	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,978,153,859	$—	$—
Exchange-Traded Fund	14,261,072	—	—
Investment of Cash Collateral for Securities Loaned	—	6,001,732	—

Total	$2,992,414,931	$6,001,732	$—

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$964,058,570	$—	$—
Exchange-Traded Fund	2,465,495	—	—
Investment of Cash Collateral for Securities Loaned	—	4,926,862	—

Total	$966,524,065	$4,926,862	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$88,489,480	$—	$—
Exchange-Traded Fund	325,038	—	—
Investment of Cash Collateral for Securities Loaned	—	424,450	—

Total	$88,814,518	$424,450	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,304,045,884	$—	$—

Total	$2,304,045,884	$—	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,381,060	$—	$—
Investment of Cash Collateral for Securities Loaned	—	111,264	—

Total	$33,381,060	$111,264	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$69,515,370	$203,165	$—
Other*	1,692,233,825	—	—
Exchange-Traded Fund	15,548,201	—	—
Investment of Cash Collateral for Securities Loaned	—	41,374,987	—

Total	$1,777,297,396	$41,578,152	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$16,214,553	$26,797	$—
Other*	595,243,951	—	—
Exchange-Traded Fund	639,234	—	—
Investment of Cash Collateral for Securities Loaned	—	14,212,409	—

Total	$612,097,738	$14,239,206	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$99,289,323	$—	$—
Investment of Cash Collateral for Securities Loaned	—	341,050	—

Total	$99,289,323	$341,050	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$564,466,331	$—	$—
Exchange-Traded Fund	1,014,757	—	—
Investment of Cash Collateral for Securities Loaned	—	519,391	—

Total	$565,481,088	$519,391	$—

U.S. Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$82,660,726	$—	$—
Investment of Cash Collateral for Securities Loaned	—	67,334	—

Total	$82,660,726	$67,334	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended December 31, 2018 and open positions in such derivatives as of December 31, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended December 31, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$70,443	$—
Australia Dividend Fund
Foreign exchange contracts	—	9,735	—
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	548,292	760,431	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	32,968	98,822	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	889,993	320,295	—

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets High Dividend Fund
Foreign exchange contracts	$1,422,053	$1,714,424	$—
Emerging Markets Multifactor Fund[1]
Foreign exchange contracts	3,437,042	6,335,742	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	19,584	106,593	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	661,266	1,923,783	—
Europe Hedged Equity Fund
Foreign exchange contracts	5,652,521,409	10,958,741,577	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	180,283,643	350,645,935	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	18,804	10,667	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	89,155	624,627	—
Germany Hedged Equity Fund
Foreign exchange contracts	74,203,342	143,822,614	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	22,450	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	13,735	44,499	—
Global High Dividend Fund
Foreign exchange contracts	21,295	20,136	—
India Earnings Fund (consolidated)
Foreign exchange contracts	3,284,999	3,791,595	—
International Dividend ex-Financials Fund
Foreign exchange contracts	7,750	87,809	—
International Equity Fund
Foreign exchange contracts	14,883	99,134	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	523,139,559	1,019,601,466	—
International High Dividend Fund
Foreign exchange contracts	24,130	85,870	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	149,075	—
International MidCap Dividend Fund
Foreign exchange contracts	—	99,294	—
International Multifactor Fund[1]
Foreign exchange contracts	136,984	3,518,951	—
International Quality Dividend Growth Fund
Foreign exchange contracts	54,338	65,978	—
International SmallCap Dividend Fund
Equity contracts	—	—	8,942,191
Foreign exchange contracts	443,971	150,000	—
Japan Hedged Equity Fund
Foreign exchange contracts	6,047,905,490	11,646,305,067	—
Japan Hedged Financials Fund
Foreign exchange contracts	37,353,223	69,544,554	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	13,865,086	27,503,292	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	168,684,646	325,780,438	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	359,864	—
Middle East Dividend Fund
Foreign exchange contracts	1,025	10,221	—

[1]	For the period August 10, 2018 (commencement of operations) through December 31, 2018.

Notes to Schedule of Investments (unaudited) (continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited) (continued)

3. FEDERAL INCOME TAXES

At December 31, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$33,433,754	$3,692,757	$(3,205,222)	$487,535	$—	$—	$—	$487,535
Australia Dividend Fund	22,841,301	924,510	(4,808,469)	(3,883,959)	—	—	—	(3,883,959)
China ex-State-Owned Enterprises Fund	165,029,983	2,350,183	(33,850,115)	(31,499,932)	7	—	7	(31,499,925)
Emerging Markets Consumer Growth Fund	24,832,277	1,602,378	(1,403,075)	199,303	—	(7)	(7)	199,296
Emerging Markets ex-State-Owned Enterprises Fund	245,622,671	3,581,797	(27,478,188)	(23,896,391)	44	—	44	(23,896,347)
Emerging Markets High Dividend Fund	2,045,755,474	119,256,321	(187,104,436)	(67,848,115)	247	(305)	(58)	(67,848,173)
Emerging Markets Multifactor Fund	13,582,825	394,704	(406,724)	(12,020)	14,829	(26,583)	(11,754)	(23,774)
Emerging Markets Quality Dividend Growth Fund	64,680,872	5,729,785	(3,193,579)	2,536,206	—	—	—	2,536,206
Emerging Markets SmallCap Dividend Fund	1,304,695,418	100,697,602	(151,606,064)	(50,908,462)	—	—	—	(50,908,462)
Europe Hedged Equity Fund	4,553,027,583	329,696,816	(1,012,061,631)	(682,364,815)	—	—	—	(682,364,815)
Europe Hedged SmallCap Equity Fund	144,745,866	7,212,140	(23,637,984)	(16,425,844)	—	—	—	(16,425,844)
Europe Quality Dividend Growth Fund	45,437,402	467,891	(6,859,070)	(6,391,179)	—	(57)	(57)	(6,391,236)
Europe SmallCap Dividend Fund	900,028,437	32,883,583	(213,580,654)	(180,697,071)	17,589	—	17,589	(180,679,482)
Germany Hedged Equity Fund	63,095,552	2,843,579	(13,650,334)	(10,806,755)	—	—	—	(10,806,755)

Notes to Schedule of Investments (unaudited) (continued)

Global ex-U.S. Quality Dividend Growth Fund	$63,019,070	$3,728,510	$(6,952,097)	$(3,223,587)	$—	$—	$—	$(3,223,587)
Global ex-U.S. Real Estate Fund	112,801,597	6,630,180	(17,029,082)	(10,398,902)	28	—	28	(10,398,874)
Global High Dividend Fund	88,774,249	6,176,786	(10,990,263)	(4,813,477)	6	(253)	(247)	(4,813,724)
India Earnings Fund (consolidated)	1,148,461,504	385,985,087	(78,478,206)	307,506,881	191,976	(238,223)	(46,247)	307,460,634
International Dividend ex-Financials Fund	188,232,949	4,862,881	(32,228,352)	(27,365,471)	—	—	—	(27,365,471)
International Equity Fund	814,436,679	72,218,147	(90,102,309)	(17,884,162)	75	(269)	(194)	(17,884,356)
International Hedged Quality Dividend Growth Fund	473,435,513	20,773,126	(74,026,745)	(53,253,619)	31,578	(328,553)	(296,975)	(53,550,594)
International High Dividend Fund	286,067,737	13,187,008	(44,882,996)	(31,695,988)	—	—	—	(31,695,988)
International LargeCap Dividend Fund	392,669,171	26,217,706	(50,101,158)	(23,883,452)	—	—	—	(23,883,452)
International MidCap Dividend Fund	248,871,138	20,364,496	(25,237,281)	(4,872,785)	103	—	103	(4,872,682)
International Multifactor Fund	11,405,505	99,002	(120,220)	(21,218)	241	(1,455)	(1,214)	(22,432)
International Quality Dividend Growth Fund	69,658,711	472,061	(11,090,658)	(10,618,597)	—	—	—	(10,618,597)
International SmallCap Dividend Fund	1,648,398,779	167,835,644	(218,983,776)	(51,148,132)	—	—	—	(51,148,132)
Japan Hedged Equity Fund	4,349,589,395	189,803,350	(756,884,395)	(567,081,045)	—	—	—	(567,081,045)
Japan Hedged Financials Fund	19,657,032	2,591	(5,119,291)	(5,116,700)	—	—	—	(5,116,700)
Japan Hedged Quality Dividend Growth Fund	12,729,409	850,745	(1,374,014)	(523,269)	—	—	—	(523,269)
Japan Hedged SmallCap Equity Fund	116,765,095	3,991,017	(17,763,987)	(13,772,970)	—	—	—	(13,772,970)

Notes to Schedule of Investments (unaudited) (continued)

Japan SmallCap Dividend Fund	$869,893,530	$23,783,992	$(125,504,239)	$(101,720,247)	$—	$—	$—	$(101,720,247)
Middle East Dividend Fund	15,361,684	2,732,313	(1,102,079)	1,630,234	—	—	—	1,630,234
U.S. Dividend ex-Financials Fund	727,403,038	47,226,698	(66,228,773)	(19,002,075)	—	—	—	(19,002,075)
U.S. Earnings 500 Fund	207,837,510	26,578,667	(9,275,709)	17,302,958	—	—	—	17,302,958
U.S. High Dividend Fund	884,414,672	40,769,390	(95,812,634)	(55,043,244)	—	—	—	(55,043,244)
U.S. LargeCap Dividend Fund	1,725,487,385	279,774,272	(127,789,808)	151,984,464	—	—	—	151,984,464
U.S. MidCap Dividend Fund	3,015,769,533	210,892,870	(228,245,740)	(17,352,870)	—	—	—	(17,352,870)
U.S. MidCap Earnings Fund	962,975,632	69,519,386	(61,044,090)	8,475,296	—	—	—	8,475,296
U.S. Multifactor Fund	96,639,775	455,987	(7,856,794)	(7,400,807)	—	—	—	(7,400,807)
U.S. Quality Dividend Growth Fund	2,198,094,892	212,520,211	(106,569,219)	105,950,992	—	—	—	105,950,992
U.S. Quality Shareholder Yield Fund	35,091,023	773,388	(2,372,087)	(1,598,699)	—	—	—	(1,598,699)
U.S. SmallCap Dividend Fund	2,032,343,419	105,604,939	(319,072,809)	(213,467,870)	—	—	—	(213,467,870)
U.S. SmallCap Earnings Fund	16,228,612	37,960,772	(46,524,788)	(8,564,016)	—	—	—	(8,564,016)
U.S. SmallCap Quality Dividend Growth Fund	104,039,471	4,496,941	(8,906,039)	(4,409,098)	—	—	—	(4,409,098)
U.S. Total Dividend Fund	496,952,630	102,114,884	(33,067,035)	69,047,849	—	—	—	69,047,849
U.S. Total Earnings Fund	76,372,920	9,355,818	(3,000,677)	6,355,141	—	—	—	6,355,141

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2018 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2018	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$111,132	$1,104,176	$1,132,644	$(45,187)	$(1,515)	$35,962	$16,907

Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,617,313	$7,882,883	$9,919,325	$(270,428)	$(21,490)	$288,953	$82,309
India Earnings Fund	33,538,657	—	32,447,739	(1,381,894)	290,976	—	100,345

Total	$36,155,970	$7,882,883	$42,367,064	$(1,652,322)	$269,486	$288,953	$182,654

Emerging Markets Multifactor Fund
India Earnings Fund	$—	$45,309	$41,106	$(4,203)	$—	$—	$185

Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$134,566	$23,670,273	$23,008,267	$(793,547)	$(3,025)	$—	$333,299

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$5,240,125	$19,749,917	$21,076,093	$(727,511)	$20,334	$3,206,772	$148,719

Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$11,429	$540,321	$499,375	$(17,872)	$147	$34,650	$6,168
International Equity Fund	17,116	816,373	745,463	(34,322)	(1,559)	52,145	11,256

Total	$28,545	$1,356,694	$1,244,838	$(52,194)	$(1,412)	$86,795	$17,424

Global High Dividend Fund
International High Dividend Fund	$—	$1,181,700	$1,150,006	$(31,694)	$—	$—	$7,787
U.S. High Dividend Fund	—	389,694	378,262	(11,432)	—	—	1,634

Total	$—	$1,571,394	$1,528,268	$(43,126)	$—	$—	$9,421

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$130,035	$3,892,160	$3,718,432	$(179,821)	$(18,110)	$105,832	$51,881

International Equity Fund
International Dividend ex-Financials Fund	$174	$9,017,308	$8,621,021	$(396,458)	$(3)	$—	$106,696

International High Dividend Fund
International LargeCap Dividend Fund	$267,690	$4,985,948	$5,116,187	$(69,138)	$527	$68,840	$35,438

International LargeCap Dividend Fund
International MidCap Dividend Fund	$759,963	$8,768,283	$8,981,549	$(476,505)	$(19,457)	$50,735	$109,631

International MidCap Dividend Fund
Australia Dividend Fund	$42,653	$1,177,331	$1,169,203	$(53,042)	$2,261	$—	$8,250
Japan Hedged Equity Fund	43,912	1,472,516	1,407,161	(109,733)	466	—	23,581

Total	$86,565	$2,649,847	$2,576,364	$(162,775)	$2,727	$—	$31,831

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,899,580	$26,568,390	$22,289,320	$(1,399,785)	$(842,778)	$5,936,087	$491,301
Japan SmallCap Dividend Fund	3,220,099	21,692,369	18,438,839	(799,054)	(785,185)	4,889,390	157,779

Total	$7,119,679	$48,260,759	$40,728,159	$(2,198,839)	$(1,627,963)	$10,825,477	$649,080

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$244,988	$54,083,449	$51,646,471	$(595,673)	$(192,282)	$1,894,011	$121,101

U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$911,447	$6,154,702	$5,608,991	$(22,190)	$(89,173)	$1,345,795	$29,756
U.S. MidCap Dividend Fund	916,770	6,134,391	5,595,705	(2,240)	(123,269)	1,329,947	26,452

Total	$1,828,217	$12,289,093	$11,204,696	$(24,430)	$(212,442)	$2,675,742	$56,208

Notes to Schedule of Investments (unaudited) (concluded)

U.S. Earnings 500 Fund
U.S. High Dividend Fund	$204,565	$3,331,853	$2,239,895	$(64,644)	$(27,159)	$1,204,720	$24,605

U.S. High Dividend Fund
U.S. Total Dividend Fund	$3,058,050	$12,739,339	$10,016,194	$47,063	$(232,422)	$5,595,836	$79,958

U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$27,357,706	$21,528,518	$(336,489)	$(339,933)	$5,152,766	$119,016

U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$1,487,251	$28,136,638	$14,699,397	$(76,403)	$(587,017)	$14,261,072	$147,292

U.S. MidCap Earnings Fund
U.S. MidCap Dividend Fund	$2,110,629	$7,812,536	$7,327,470	$44,864	$(175,064)	$2,465,495	$68,258

U.S. Multifactor Fund
U.S. Quality Dividend Growth Fund	$—	$333,034	$—	$—	$(7,996)	$325,038	$1,325

U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$10,549,153	$36,370,323	$30,107,599	$(86,278)	$(1,177,398)	$15,548,201	$226,834

U.S. SmallCap Earnings Fund
U.S. MidCap Earnings Fund	$681,155	$9,782,444	$9,481,668	$(223,758)	$(118,939)	$639,234	$18,733

U.S. Total Dividend Fund
U.S. Total Earnings Fund	$11,117	$7,390,940	$6,153,660	$(127,095)	$(106,545)	$1,014,757	$34,694

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of December 31, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Emerging Markets ex-State-Owned Enterprises Fund	764	$19,528	$358
Emerging Markets High Dividend Fund	—	—	30
Emerging Markets Multifactor Fund	505	11,494	61
Emerging Markets SmallCap Dividend Fund	340	14,243	560
India Earnings Fund	—	—	8
International Equity Fund	124	5,778	211
International High Dividend Fund	—	—	94
International Multifactor Fund	428	9,703	69
International Quality Dividend Growth Fund	169	4,240	155
International SmallCap Dividend Fund	307	18,518	571
Japan Hedged Equity Fund	17	789	132
Japan SmallCap Dividend Fund	78	5,022	63
U.S. Dividend ex-Financials Fund	30	2,309	71
U.S. Earnings 500 Fund	611	17,230	334
U.S. High Dividend Fund	—	—	30
U.S. LargeCap Dividend Fund	49	4,138	251
U.S. MidCap Dividend Fund	276	8,730	181
U.S. MidCap Earnings Fund	59	2,023	104
U.S. Multifactor Fund	1,550	40,486	287
U.S. Quality Dividend Growth Fund	1,086	41,626	463
U.S. SmallCap Dividend Fund	122	2,993	98
U.S. SmallCap Earnings Fund	425	13,617	138
U.S. Total Dividend Fund	78	6,600	150

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 25, 2019

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 25, 2019

* Print the name and title of each signing officer under his or her signature.